PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.3%
Basic Materials - 0.8%
Anglo American Capital PLC (South Africa) 2.625% due 09/10/30 ~	$4,200,000	$3,358,553
South32 Treasury Ltd. (Australia) 4.350% due 04/14/32 ~	4,100,000	3,461,523

		6,820,076

Communications - 2.7%
AT&T, Inc.
3.500% due 09/15/53	2,953,000	1,826,129
3.850% due 06/01/60	1,900,000	1,212,600
Charter Communications Operating LLC /Charter Communications Operating Capital
3.500% due 06/01/41	2,600,000	1,645,974
3.850% due 04/01/61	5,200,000	2,909,553
Comcast Corp.
4.800% due 05/15/33	3,350,000	3,144,138
5.350% due 05/15/53	3,000,000	2,737,836
T-Mobile USA, Inc.
2.250% due 02/15/26	2,000,000	1,842,909
2.250% due 11/15/31	1,000,000	762,478
3.375% due 04/15/29	600,000	528,273
5.050% due 07/15/33	3,900,000	3,619,824
5.200% due 01/15/33	1,000,000	944,401
Verizon Communications, Inc.
1.680% due 10/30/30	1,200,000	912,987
3.400% due 03/22/41	2,800,000	1,986,394

		24,073,496

Consumer, Cyclical - 5.1%
American Airlines Pass-Through Trust Class A 2.875% due 01/11/36	5,654,601	4,679,230
American Airlines Pass-Through Trust Class AA 3.200% due 12/15/29	2,753,150	2,481,429
3.600% due 03/22/29	2,514,354	2,320,415
American Airlines Pass-Through Trust Class B 3.950% due 01/11/32	591,500	515,230
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.750% due 04/20/29 ~	2,000,000	1,861,750
British Airways Pass-Through Trust Class A (United Kingdom)
3.350% due 12/15/30 ~	901,245	802,295
4.625% due 12/20/25 ~	351,396	347,172
British Airways Pass-Through Trust Class AA (United Kingdom) 3.300% due 06/15/34 ~	2,466,328	2,128,647
Continental Airlines Pass-Through Trust Class A 4.000% due 04/29/26	1,054,180	1,029,499
Delta Air Lines Pass-Through Trust Class AA 3.625% due 01/30/29	260,584	243,380
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.500% due 10/20/25 ~	2,727,302	2,650,077
4.750% due 10/20/28 ~	2,000,000	1,901,424
Ford Motor Credit Co. LLC
2.300% due 02/10/25	2,325,000	2,183,017
3.375% due 11/13/25	1,050,000	975,099
4.542% due 08/01/26	1,550,000	1,456,368
Genting New York LLC/GENNY Capital, Inc. 3.300% due 02/15/26 ~	1,900,000	1,686,668

	Principal Amount	Value
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. 4.875% due 07/01/31 ~	$3,450,000	$2,816,016
Kohl’s Corp. 4.625% due 05/01/31	1,750,000	1,178,538
Las Vegas Sands Corp. 3.900% due 08/08/29	1,189,000	1,016,219
Marriott International, Inc. 2.750% due 10/15/33	2,500,000	1,887,877
Meritage Homes Corp. 3.875% due 04/15/29 ~	3,375,000	2,906,482
New Red Finance, Inc. (Canada) 3.875% due 01/15/28 ~	2,000,000	1,795,740
U.S. Airways Pass-Through Trust 4.625% due 12/03/26	815,682	785,653
United Airlines Pass-Through Trust 5.800% due 07/15/37	2,750,000	2,683,636
United Airlines Pass-Through Trust Class A 2.900% due 11/01/29	341,313	295,115
United Airlines Pass-Through Trust Class AA 4.150% due 02/25/33	545,219	495,484
Warnermedia Holdings, Inc. 5.050% due 03/15/42	2,750,000	2,128,345

		45,250,805

Consumer, Non-Cyclical - 6.9%
Amgen, Inc. 5.650% due 03/02/53	1,650,000	1,545,432
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.900% due 02/01/46	1,525,000	1,330,065
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.000% due 01/17/43	6,500,000	5,153,727
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.450% due 01/23/39	2,500,000	2,418,050
Block, Inc. 2.750% due 06/01/26	2,000,000	1,800,896
Cencora, Inc. 2.700% due 03/15/31	3,500,000	2,851,429
Cigna Group 5.400% due 03/15/33	4,250,000	4,124,185
Constellation Brands, Inc. 4.900% due 05/01/33	1,000,000	928,731
General Mills, Inc. 4.950% due 03/29/33	1,450,000	1,359,634
Global Payments, Inc. 5.300% due 08/15/29	2,150,000	2,051,845
HCA, Inc. 5.200% due 06/01/28	3,000,000	2,900,946
Humana, Inc. 5.500% due 03/15/53	2,600,000	2,365,494
IQVIA, Inc. 5.700% due 05/15/28 ~	2,200,000	2,140,138
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.750% due 03/15/34 ~	1,650,000	1,606,927
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.000% due 05/15/32	3,000,000	2,266,085
Keurig Dr Pepper, Inc. 4.500% due 04/15/52	1,725,000	1,363,167
Kraft Heinz Foods Co. 4.375% due 06/01/46	3,700,000	2,885,467
Mars, Inc. 4.650% due 04/20/31 ~	1,000,000	951,978

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
McCormick & Co., Inc. 4.950% due 04/15/33	$2,100,000	$1,955,799
Merck & Co., Inc. 5.150% due 05/17/63	3,900,000	3,559,973
Pfizer Investment Enterprises Pte. Ltd.
4.750% due 05/19/33	2,200,000	2,080,493
5.340% due 05/19/63	1,000,000	914,316
UnitedHealth Group, Inc.
4.750% due 05/15/52	3,000,000	2,559,786
5.050% due 04/15/53	4,000,000	3,582,016
Universal Health Services, Inc. 2.650% due 10/15/30	2,000,000	1,560,177
2.650% due 01/15/32	2,675,000	2,007,087
Viatris, Inc. 3.850% due 06/22/40	4,750,000	3,096,426

		61,360,269

Energy - 3.2%
Cheniere Energy Partners LP 4.500% due 10/01/29	3,000,000	2,719,780
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 7.375% due 02/01/31 ~	3,700,000	3,772,539
Enbridge, Inc. (Canada) 7.375% due 01/15/83	1,750,000	1,668,570
Energy Transfer LP
5.000% due 05/15/44	3,050,000	2,388,293
5.750% due 02/15/33	3,700,000	3,560,707
6.500% due 11/15/26	1,000,000	921,350
Enterprise Products Operating LLC 5.375% due 02/15/78	446,000	371,953
MPLX LP 4.950% due 03/14/52	1,000,000	783,594
5.200% due 12/01/47	1,600,000	1,296,055
5.650% due 03/01/53	4,150,000	3,572,079
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	1,400,000	800,142
Sabine Pass Liquefaction LLC 5.900% due 09/15/37	2,700,000	2,659,303
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000% due 01/15/32	4,350,000	3,665,158

		28,179,523

Financial - 15.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.300% due 01/30/32	2,000,000	1,590,650
5.750% due 06/06/28	1,200,000	1,173,262
Air Lease Corp. 3.000% due 02/01/30	2,500,000	2,058,324
4.650% due 06/15/26	2,700,000	2,384,474
Allianz SE (Germany) 6.350% due 09/06/53 ~	800,000	774,334
Aon Corp./Aon Global Holdings PLC 5.350% due 02/28/33	2,250,000	2,159,322
Assured Guaranty U.S. Holdings, Inc. 3.600% due 09/15/51	2,150,000	1,321,460
Bank of America Corp.
2.482% due 09/21/36	2,500,000	1,820,880
2.687% due 04/22/32	2,000,000	1,572,807
2.972% due 02/04/33	2,000,000	1,577,864
4.375% due 01/27/27	1,500,000	1,260,823
5.015% due 07/22/33	3,000,000	2,761,523
BNP Paribas SA (France)
4.625% due 02/25/31 ~	1,200,000	855,091
8.500% due 08/14/28 ~	2,350,000	2,304,933
Broadstone Net Lease LLC REIT 2.600% due 09/15/31	1,000,000	701,304

	Principal Amount	Value
Citigroup, Inc.
4.150% due 11/15/26	$1,750,000	$1,405,042
4.600% due 03/09/26	3,000,000	2,897,104
4.658% due 05/24/28	2,000,000	1,912,159
6.174% due 05/25/34	4,300,000	4,112,131
6.270% due 11/17/33	2,000,000	1,995,463
Fidelity National Financial, Inc. 3.200% due 09/17/51	2,000,000	1,105,254
GLP Capital LP/GLP Financing II, Inc. REIT 3.250% due 01/15/32	2,600,000	2,020,626
Goldman Sachs Group, Inc. 2.615% due 04/22/32	4,000,000	3,126,160
3.102% due 02/24/33	5,200,000	4,160,157
4.482% due 08/23/28	4,000,000	3,787,289
7.500% due 02/10/29	1,500,000	1,486,288
Hill City Funding Trust 4.046% due 08/15/41 ~	1,200,000	782,344
Host Hotels & Resorts LP REIT 2.900% due 12/15/31	3,700,000	2,846,851
HSBC Holdings PLC (United Kingdom) 4.700% due 03/09/31	1,450,000	1,092,733
JPMorgan Chase & Co. 2.963% due 01/25/33	8,450,000	6,729,820
4.851% due 07/25/28	4,000,000	3,856,823
4.912% due 07/25/33	2,150,000	1,979,010
5.717% due 09/14/33	5,850,000	5,627,068
Liberty Mutual Group, Inc. 4.300% due 02/01/61 ~	2,650,000	1,571,153
LSEGA Financing PLC (United Kingdom) 3.200% due 04/06/41 ~	1,800,000	1,254,749
Massachusetts Mutual Life Insurance Co. 5.672% due 12/01/52 ~	4,050,000	3,728,649
Metropolitan Life Global Funding I 5.150% due 03/28/33 ~	900,000	853,267
Morgan Stanley
2.475% due 01/21/28	2,200,000	1,962,415
2.484% due 09/16/36	9,100,000	6,616,825
2.943% due 01/21/33	3,000,000	2,363,559
5.123% due 02/01/29	2,000,000	1,926,762
6.342% due 10/18/33	2,000,000	2,012,460
Nasdaq, Inc. 5.950% due 08/15/53	2,450,000	2,290,369
Northwestern Mutual Life Insurance Co. 3.625% due 09/30/59 ~	3,500,000	2,239,616
OneMain Finance Corp.
5.375% due 11/15/29	1,750,000	1,467,725
6.125% due 03/15/24	1,050,000	1,047,667
PNC Financial Services Group, Inc. 6.250% due 03/15/30	1,200,000	1,031,658
Principal Financial Group, Inc. 5.375% due 03/15/33	1,550,000	1,490,076
Prologis LP 5.125% due 01/15/34	2,500,000	2,363,111
Prudential Financial, Inc. 6.750% due 03/01/53	1,900,000	1,841,432
Public Storage Operating Co. 5.100% due 08/01/33	1,650,000	1,578,305
State Street Corp. 5.159% due 05/18/34	1,800,000	1,675,313
Sun Communities Operating LP REIT 5.700% due 01/15/33	2,850,000	2,698,760
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	1,528,015
U.S. Bancorp 4.839% due 02/01/34	3,000,000	2,643,343
UBS Group AG (Switzerland) 4.875% due 02/12/27 ~	1,000,000	839,713
VICI Properties LP/VICI Note Co., Inc. REIT
3.750% due 02/15/27 ~	1,500,000	1,362,448
4.625% due 12/01/29 ~	7,750,000	6,884,325

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Wells Fargo & Co.
4.400% due 06/14/46	$2,200,000	$1,630,671
4.897% due 07/25/33	1,000,000	905,434
5.557% due 07/25/34	1,950,000	1,847,488

		134,894,681

Industrial - 3.7%
Allegion U.S. Holding Co., Inc. 3.550% due 10/01/27	4,289,000	3,920,331
Berry Global, Inc. 4.875% due 07/15/26 ~	2,000,000	1,916,490
Flowserve Corp.
2.800% due 01/15/32	5,589,000	4,279,964
3.500% due 10/01/30	443,000	369,641
HEICO Corp. 5.350% due 08/01/33	2,600,000	2,464,355
Ingersoll Rand, Inc. 5.700% due 08/14/33	3,500,000	3,379,581
Jabil, Inc. 5.450% due 02/01/29	2,100,000	2,045,011
Masco Corp. 7.750% due 08/01/29	950,000	1,031,007
nVent Finance SARL (United Kingdom) 2.750% due 11/15/31	4,100,000	3,122,558
Republic Services, Inc. 5.000% due 04/01/34	1,700,000	1,610,390
TransDigm, Inc. 6.250% due 03/15/26 ~	4,271,000	4,200,339
Veralto Corp. 5.450% due 09/18/33 ~	1,300,000	1,258,251
Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	3,650,000	3,281,680

		32,879,598

Technology - 3.8%
Booz Allen Hamilton, Inc. 5.950% due 08/04/33	850,000	830,322
Broadcom, Inc.
3.137% due 11/15/35 ~	5,500,000	4,011,846
4.926% due 05/15/37 ~	1,500,000	1,293,655
Concentrix Corp. 6.850% due 08/02/33	3,700,000	3,421,054
Fiserv, Inc. 5.600% due 03/02/33	4,050,000	3,929,533
Intel Corp. 5.700% due 02/10/53	2,500,000	2,346,180
Kyndryl Holdings, Inc.
2.050% due 10/15/26	2,500,000	2,183,331
3.150% due 10/15/31	3,000,000	2,274,479
Marvell Technology, Inc. 5.950% due 09/15/33	2,250,000	2,209,644
NXP BV/NXP Funding LLC/NXP USA, Inc. (China) 3.875% due 06/18/26	5,000,000	4,755,728
Oracle Corp.
3.950% due 03/25/51	4,500,000	3,088,006
6.150% due 11/09/29	850,000	863,305
Skyworks Solutions, Inc. 3.000% due 06/01/31	600,000	469,698
Texas Instruments, Inc. 5.050% due 05/18/63	2,000,000	1,775,339

		33,452,120

Utilities - 7.8%
AES Corp. 5.450% due 06/01/28	4,000,000	3,864,396
American Electric Power Co., Inc. 5.625% due 03/01/33	1,750,000	1,695,387
Appalachian Power Co. 4.500% due 08/01/32	1,650,000	1,478,213

	Principal Amount	Value
Arizona Public Service Co. 5.550% due 08/01/33	$2,050,000	$1,989,486
Boston Gas Co. 6.119% due 07/20/53 ~	1,550,000	1,466,093
Brooklyn Union Gas Co. 4.632% due 08/05/27 ~	2,175,000	2,060,707
Dominion Energy, Inc. 4.350% due 01/15/27	1,550,000	1,346,038
DPL, Inc. 4.350% due 04/15/29	1,125,000	931,055
Duke Energy Corp. 6.100% due 09/15/53	1,750,000	1,699,749
Duke Energy Ohio, Inc. 5.650% due 04/01/53	1,000,000	945,493
Duke Energy Progress LLC 5.250% due 03/15/33	3,400,000	3,298,124
Duke Energy Progress NC Storm Funding LLC 2.387% due 07/01/39	2,650,000	2,017,801
Edison International 8.125% due 06/15/53	5,000,000	5,017,510
Eversource Energy 5.125% due 05/15/33	3,500,000	3,258,178
FirstEnergy Corp. 4.150% due 07/15/27	2,500,000	2,325,814
Florida Power & Light Co. 4.625% due 05/15/30	3,350,000	3,198,700
IPALCO Enterprises, Inc. 4.250% due 05/01/30	3,000,000	2,633,549
KeySpan Gas East Corp. 3.586% due 01/18/52 ~	1,500,000	925,312
National Grid PLC (United Kingdom) 5.809% due 06/12/33	2,400,000	2,333,766
Nevada Power Co. 5.900% due 05/01/53	2,650,000	2,556,634
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	3,350,000	3,281,922
NSTAR Electric Co.
4.550% due 06/01/52	2,050,000	1,666,115
4.950% due 09/15/52	1,650,000	1,423,611
PacifiCorp 5.500% due 05/15/54	2,050,000	1,743,450
PG&E Energy Recovery Funding LLC 2.280% due 01/15/38	1,200,000	876,051
PG&E Wildfire Recovery Funding LLC 3.594% due 06/01/32	881,290	821,797
Piedmont Natural Gas Co., Inc. 5.050% due 05/15/52	1,000,000	829,612
Sempra
4.125% due 04/01/52	2,350,000	1,904,813
5.500% due 08/01/33	4,100,000	3,926,767
Southern Co. 5.700% due 03/15/34	1,400,000	1,372,597
Southern Co. Gas Capital Corp. 5.750% due 09/15/33	2,750,000	2,697,857
Southwestern Electric Power Co. 3.250% due 11/01/51	1,900,000	1,143,840
Texas Electric Market Stabilization Funding N LLC 4.265% due 08/01/36 ~	987,820	925,880
Virginia Electric & Power Co. 5.000% due 04/01/33	350,000	328,536
Vistra Operations Co. LLC 6.950% due 10/15/33 ~	800,000	785,592

		68,770,445

Total Corporate Bonds & Notes (Cost $487,020,614)		435,681,013

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 12.4%
Communications - 0.2%
SBA Senior Finance II LLC Term B 7.170% (SOFR + 1.750%) due 04/11/25 §	$1,994,737	$1,996,676

Consumer, Cyclical - 3.8%
ClubCorp Holdings, Inc. Term B 8.181% (USD LIBOR + 2.750%) due 09/18/24 §	3,367,917	3,323,012
Hilton Domestic Operating Co., Inc. Term B2 7.170% (SOFR + 1.750%) due 06/22/26 §	3,500,000	3,502,656
Hilton Grand Vacations Borrower LLC Term B
due 08/02/28 § ∞	4,500,000	4,500,000
8.431% (SOFR + 3.000%) due 10/31/23 §	4,488,550	4,500,467
Marriott Ownership Resorts, Inc. Term B 7.166% (SOFR + 1.750%) due 08/29/25 §	4,231,949	4,233,007
SeaWorld Parks & Entertainment, Inc. Term B 8.431% (SOFR + 3.000%) due 08/25/28 §	6,897,215	6,891,470
Stars Group Holdings BV Term B (Canada) 7.902% (SOFR + 2.250%) due 07/21/26 §	4,492,464	4,495,582
United Airlines, Inc. Term B 9.182% (SOFR + 3.750%) due 04/21/28 §	2,471,716	2,487,726

		33,933,920

Consumer, Non-Cyclical - 2.8%
Allied Universal Holdco LLC Term B 9.166% (SOFR + 3.750%) due 05/12/28 §	2,121,674	2,053,804
CoreLogic, Inc. Term B 8.931% (SOFR + 3.500%) due 06/02/28 §	2,695,000	2,496,804
GTCR W Merger Sub LLC Term B due 09/20/30 § ∞	1,000,000	1,000,392
Heartland Dental LLC Term B 10.331% (SOFR + 5.000%) due 04/28/28 §	464,995	460,636
Pathway Vet Alliance LLC Term B 9.181% (SOFR + 3.750%) due 03/31/27 §	6,367,587	5,965,066
Pearl Intermediate Parent LLC 8.166% (SOFR + 2.750%) due 02/14/25 §	1,545,911	1,541,564
PetVet Care Centers LLC Term B3 8.916% (SOFR + 3.500%) due 02/14/25 §	5,592,977	5,572,585
Sunshine Luxembourg VII SARL Term B (Luxembourg) 9.240% (SOFR + 3.750%) due 10/01/26 §	2,695,112	2,694,737
Verscend Holding Corp. Term B 9.431% (SOFR + 4.000%) due 08/27/25 §	2,480,964	2,485,036

		24,270,624

Financial - 2.7%
AssuredPartners, Inc. Term B 8.931% (SOFR + 3.500%) due 02/12/27 §	2,691,527	2,690,327

	Principal Amount	Value
Avolon TLB Borrower 1 LLC Term B6 (Ireland) 7.825% (SOFR + 2.500%) due 06/22/28 §	$3,491,250	$3,495,830
Delos Aircraft Leasing DAC Term B (Ireland) 7.390% (SOFR + 2.000%) due 10/14/27 §	3,000,000	3,004,500
HUB International Ltd. Term B 9.584% (SOFR + 4.250%) due 06/20/30 §	5,500,000	5,523,452
NFP Corp. Term B 8.681% (SOFR + 3.250%) due 02/16/27 §	1,507,969	1,491,790
USI, Inc. Term B 9.140% (SOFR + 3.750%) due 11/22/29 §	7,739,657	7,745,701

		23,951,600

Industrial - 1.6%
Proampac PG Borrower LLC Term B 9.391% (SOFR + 3.750%) due 11/03/25 §	3,449,978	3,436,323
Roper Industrial Products Investment Co. LLC 9.890% (SOFR + 4.500%) due 11/22/29 §	2,992,481	3,002,368
Titan Acquisition Ltd. Term B (Canada) 8.652% (USD LIBOR + 3.000%) due 03/28/25 §	2,992,084	2,969,895
TransDigm, Inc. Term I 8.640% (SOFR + 3.250%) due 08/24/28 §	2,753,187	2,756,893
Vertical U.S. Newco, Inc. Term B (Germany) 9.396% (USD LIBOR + 3.500%) due 07/30/27 §	1,995,000	1,992,921

		14,158,400

Technology - 1.3%
CDK Global, Inc. Term B 9.640% (SOFR + 4.250%) due 07/06/29 §	2,982,475	2,986,513
Epicor Software Corp. Term C 8.683% (SOFR + 3.250%) due 07/30/27 §	1,994,859	1,995,338
Ultimate Software Group, Inc. 8.618% (SOFR + 3.250%) due 05/04/26 §	6,143,402	6,137,117

		11,118,968

Total Senior Loan Notes (Cost $109,069,252)		109,430,188

MORTGAGE-BACKED SECURITIES - 3.3%
Fannie Mae - 0.6%
5.000% due 04/01/38	3,684,559	3,593,332
5.500% due 05/01/38	1,569,457	1,553,741

		5,147,073

Freddie Mac - 2.4%
4.500% due 05/01/38	4,163,098	3,992,927
5.000% due 01/01/53	2,150,339	2,031,558
5.500% due 04/01/38 - 06/01/53	13,131,141	12,824,435
6.500% due 07/01/53	2,171,691	2,183,504

		21,032,424

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association - 0.3%
6.000% due 12/20/52	$3,290,513	$3,265,461

Total Mortgage-Backed Securities (Cost $30,180,664)		29,444,958

ASSET-BACKED SECURITIES - 17.5%
Automobile Other - 0.8%
AmeriCredit Automobile Receivables Trust
0.760% due 12/18/25	2,004,925	1,975,051
0.890% due 10/19/26	1,050,000	982,559
1.410% due 08/18/27	1,500,000	1,360,692
Ford Credit Auto Owner Trust 2.040% due 12/15/26	500,000	490,529
Santander Drive Auto Receivables Trust
0.750% due 02/17/26	137,226	136,921
4.420% due 11/15/27	1,700,000	1,661,829
5.610% due 07/17/28	750,000	743,663

		7,351,244

Automobile Sequential - 3.9%
Ally Auto Receivables Trust
5.070% due 04/15/27	3,000,000	2,973,076
5.460% due 05/15/28	1,900,000	1,897,245
Ford Credit Auto Owner Trust
0.790% due 11/15/25	1,981,854	1,946,262
1.290% due 06/15/26	453,751	440,065
3.190% due 07/15/31 ~	3,000,000	2,896,106
3.880% due 11/15/34 ~	2,650,000	2,493,421
5.140% due 03/15/26	2,484,911	2,475,413
5.270% due 05/17/27	2,000,000	1,987,231
5.280% due 02/15/36 ~	3,350,000	3,304,448
5.570% due 06/15/26	3,500,000	3,490,795
GM Financial Consumer Automobile Receivables Trust 5.100% due 05/18/26	1,800,000	1,790,720
GM Financial Revolving Receivables Trust 5.120% due 04/11/35 ~	2,400,000	2,360,669
Honda Auto Receivables Owner Trust 0.600% due 12/20/27	1,580,000	1,471,831
Mercedes-Benz Auto Receivables Trust 5.260% due 10/15/25	314,457	313,781
Santander Drive Auto Receivables Trust 5.610% due 10/15/27	1,350,000	1,343,656
Toyota Auto Loan Extended Note Trust 4.930% due 06/25/36 ~	2,650,000	2,591,780
Toyota Auto Receivables Owner Trust 0.430% due 01/15/26	835,994	808,856

		34,585,355

Other Asset-Backed Securities - 12.8%
AIMCO CLO 11 Ltd. (Cayman) 6.700% (SOFR + 1.392%) due 10/17/34 § ~	1,500,000	1,492,213
Buttermilk Park CLO Ltd. (Cayman) 6.670% (SOFR + 1.362%) due 10/15/31 § ~	1,200,000	1,199,731
Carlyle Global Market Strategies CLO Ltd. 7.311% (SOFR + 1.942%) due 08/14/30 § ~	2,000,000	1,991,713
CIFC Funding Ltd. (Cayman)
6.452% (SOFR + 1.132%) due 04/19/29 § ~	2,208,362	2,200,994
6.672% (SOFR + 1.362%) due 07/18/31 § ~	3,630,000	3,632,619

	Principal Amount	Value
Dryden 55 CLO Ltd. (Cayman) 7.470% (SOFR + 2.162%) due 04/15/31 § ~	$1,000,000	$974,493
Dryden 58 CLO Ltd. (Cayman)
7.070% (SOFR + 1.762%) due 07/17/31 § ~	1,000,000	986,714
7.370% (SOFR + 2.062%) due 07/17/31 § ~	1,000,000	986,840
Dryden 61 CLO Ltd. (Cayman) 6.560% (SOFR + 1.252%) due 01/17/32 § ~	2,250,000	2,237,257
Dryden 64 CLO Ltd. (Cayman) 6.972% (SOFR + 1.662%) due 04/18/31 § ~	800,000	789,117
Hilton Grand Vacations Trust 3.610% due 06/20/34 ~	208,698	197,265
Madison Park Funding XXVIII Ltd. (Cayman) 7.170% (SOFR + 1.862%) due 07/15/30 § ~	1,400,000	1,398,962
Magnetite CLO XVIII Ltd. (Cayman) 6.506% (SOFR + 1.142%) due 11/15/28 § ~	1,410,903	1,406,297
Magnetite XII Ltd. (Cayman) 6.670% (SOFR + 1.362%) due 10/15/31 § ~	4,775,000	4,766,562
Magnetite XIV-R Ltd. (Cayman) 6.692% (SOFR + 1.382%) due 10/18/31 § ~	2,500,000	2,496,273
Magnetite XIX Ltd. (Cayman) 6.620% (SOFR + 1.312%) due 04/17/34 § ~	4,500,000	4,467,953
Magnetite XXI Ltd. (Cayman) 6.608% (SOFR + 1.282%) due 04/20/34 § ~	5,000,000	4,956,448
Magnetite XXII Ltd. (Cayman) 7.170% (SOFR + 1.862%) due 04/15/31 § ~	1,500,000	1,490,098
Magnetite XXIX Ltd. (Cayman) 6.560% (SOFR + 1.252%) due 01/15/34 § ~	1,300,000	1,297,692
MVW LLC 1.740% due 10/20/37 ~	117,765	108,513
MVW Owner Trust 4.930% due 10/20/40 ~	1,804,465	1,754,189
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~	276,948	239,788
0.940% due 07/15/69 ~	4,077,830	3,515,511
1.220% due 07/15/69 ~	610,284	543,623
1.310% due 01/15/69 ~	429,479	388,994
1.690% due 05/15/69 ~	2,064,145	1,839,864
2.230% due 07/15/70 ~	4,013,246	3,468,000
2.460% due 11/15/68 ~	312,885	289,257
2.640% due 05/15/68 ~	347,528	326,363
4.160% due 10/15/70 ~	3,485,810	3,258,375
5.510% due 10/15/71 ~	5,363,371	5,258,946
Navient Student Loan Trust
1.310% due 12/26/69 ~	1,085,924	905,448
1.320% due 08/26/69 ~	902,548	769,301
3.390% due 12/15/59 ~	1,482,237	1,402,177
6.029% (SOFR + 0.714%) due 12/26/69 § ~	652,207	645,350
6.479% (SOFR + 1.164%) due 06/25/69 § ~	655,832	654,384
Neuberger Berman Loan Advisers CLO 25 Ltd. (Cayman) 6.922% (SOFR + 1.612%) due 10/18/29 § ~	1,500,000	1,476,468
Neuberger Berman Loan Advisers CLO 31 Ltd. (Cayman) 6.628% (SOFR + 1.302%) due 04/20/31 § ~	1,000,000	996,002

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
OneMain Financial Issuance Trust 4.130% due 05/14/35 ~	$1,350,000	$1,296,809
Palmer Square CLO Ltd. (Cayman)
6.670% (SOFR + 1.362%) due 07/16/31 § ~	1,000,000	999,258
6.706% (SOFR + 1.342%) due 11/15/31 § ~	4,000,000	3,978,963
Palmer Square Loan Funding Ltd. (Cayman)
6.388% (SOFR + 1.062%) due 07/20/29 § ~	1,850,381	1,842,993
6.488% (SOFR + 1.162%) due 04/20/29 § ~	1,101,318	1,102,090
6.891% (SOFR + 1.512%) due 05/20/29 § ~	4,000,000	3,952,026
6.970% (SOFR + 1.662%) due 10/15/29 § ~	4,800,000	4,746,818
6.988% (SOFR + 1.662%) due 07/20/29 § ~	2,500,000	2,479,061
SLM Student Loan Trust 5.866% (SOFR + 0.812%) due 10/25/64 § ~	494,944	487,471
SMB Private Education Loan Trust
1.070% due 01/15/53 ~	1,506,895	1,289,722
1.290% due 07/15/53 ~	629,949	560,830
1.680% due 02/15/51 ~	867,885	773,165
2.230% due 09/15/37 ~	2,002,827	1,841,686
2.340% due 09/15/34 ~	137,029	133,009
2.700% due 05/15/31 ~	150,310	146,630
2.820% due 10/15/35 ~	558,588	533,577
2.880% due 09/15/34 ~	1,119,699	1,076,503
3.440% due 07/15/36 ~	808,940	771,003
3.500% due 02/15/36 ~	456,355	436,841
3.600% due 01/15/37 ~	512,643	490,385
3.630% due 11/15/35 ~	422,920	405,323
4.480% due 05/16/50 ~	1,248,683	1,189,911
5.670% due 11/15/52 ~	1,750,000	1,726,194
6.177% (SOFR + 0.844%) due 01/15/53 § ~	3,665,361	3,610,149
SoFi Professional Loan Program Trust 2.540% due 05/15/46 ~	617,586	565,713
Stratus CLO Ltd. (Cayman) 6.988% (SOFR + 1.662%) due 12/29/29 § ~	4,000,000	3,962,128
Tiaa CLO III Ltd. (Cayman) 6.720% (SOFR + 1.412%) due 01/16/31 § ~	1,659,495	1,658,147
Verizon Master Trust 4.730% due 04/21/31 ~	4,200,000	4,090,745

		112,956,944

Total Asset-Backed Securities (Cost $157,808,223)		154,893,543

U.S. TREASURY OBLIGATIONS - 16.6%
U.S. Treasury Bonds - 8.8%
1.125% due 05/15/40	6,000,000	3,446,485
1.250% due 05/15/50	3,750,000	1,770,191
1.375% due 08/15/50	2,750,000	1,342,774
1.750% due 08/15/41	5,500,000	3,427,402
1.875% due 11/15/51	3,350,000	1,868,279
2.000% due 02/15/50	1,750,000	1,021,631
2.000% due 08/15/51	2,500,000	1,443,164
2.250% due 08/15/46	1,950,000	1,237,031
2.250% due 02/15/52	7,500,000	4,605,029
2.500% due 02/15/46	6,500,000	4,364,395
2.750% due 11/15/47	3,500,000	2,441,660
2.875% due 05/15/52	8,250,000	5,851,377
3.000% due 08/15/52	10,000,000	7,289,453
3.625% due 02/15/53	23,000,000	19,027,109

	Principal Amount	Value
3.875% due 02/15/43	$15,000,000	$13,057,031
4.000% due 11/15/42	6,000,000	5,326,406

		77,519,417

U.S. Treasury Notes - 7.8%
0.625% due 05/15/30	8,500,000	6,579,863
1.125% due 02/15/31	6,000,000	4,733,906
1.875% due 02/28/29	21,000,000	18,240,469
2.750% due 08/15/32	9,000,000	7,794,844
3.375% due 05/15/33	1,000,000	907,031
3.500% due 02/15/33	15,000,000	13,764,844
4.000% due 02/29/28	17,000,000	16,562,383

		68,583,340

Total U.S. Treasury Obligations (Cost $175,547,371)		146,102,757

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $15,929,167; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $16,241,145)	15,922,599	15,922,599

Total Short-Term Investments (Cost $15,922,599)		15,922,599

TOTAL INVESTMENTS - 100.9% (Cost $975,548,723)		891,475,058

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(7,971,307)

NET ASSETS - 100.0%		$883,503,751

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$435,681,013	$-	$435,681,013	$-
	Senior Loan Notes	109,430,188	-	109,430,188	-
	Mortgage-Backed Securities	29,444,958	-	29,444,958	-
	Asset-Backed Securities	154,893,543	-	154,893,543	-
	U.S. Treasury Obligations	146,102,757	-	146,102,757	-
	Short-Term Investments	15,922,599	-	15,922,599	-

	Total	$891,475,058	$-	$891,475,058	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 37.7%
Basic Materials - 1.4%
Anglo American Capital PLC (South Africa)
3.625% due 09/11/24 ~	$500,000	$487,978
4.000% due 09/11/27 ~	1,080,000	1,009,238
4.750% due 04/10/27 ~	750,000	719,234
ArcelorMittal SA (Luxembourg) 7.000% due 10/15/39	630,000	632,417
Barrick North America Finance LLC (Canada)
5.700% due 05/30/41	823,000	789,682
5.750% due 05/01/43	550,000	530,455
BHP Billiton Finance USA Ltd. (Australia) 5.000% due 09/30/43	720,000	650,611
First Quantum Minerals Ltd. (Zambia) 8.625% due 06/01/31 ~	390,000	388,608
Freeport-McMoRan, Inc.
4.550% due 11/14/24	120,000	117,936
4.625% due 08/01/30	500,000	451,131
5.450% due 03/15/43	2,310,000	1,972,510
Glencore Funding LLC (Australia)
4.000% due 03/27/27 ~	1,730,000	1,624,991
4.125% due 03/12/24 ~	1,070,000	1,060,977
4.625% due 04/29/24 ~	2,000,000	1,980,292
MEGlobal BV (Kuwait) 4.250% due 11/03/26 ~	1,260,000	1,198,701
OCP SA (Morocco)
3.750% due 06/23/31 ~	970,000	768,556
4.500% due 10/22/25 ~	1,170,000	1,128,789
5.125% due 06/23/51 ~	950,000	632,277
Orbia Advance Corp. SAB de CV (Mexico)
1.875% due 05/11/26 ~	2,050,000	1,829,643
2.875% due 05/11/31 ~	2,140,000	1,667,101
Southern Copper Corp. (Mexico) 5.250% due 11/08/42	2,340,000	2,025,079
Suzano Austria GmbH (Brazil)
3.125% due 01/15/32	1,560,000	1,199,564
3.750% due 01/15/31	2,420,000	1,991,263
Vale Overseas Ltd. (Brazil) 6.875% due 11/21/36	993,000	1,000,012
Yamana Gold, Inc. (Canada) 4.625% due 12/15/27	1,810,000	1,700,558

		27,557,603

Communications - 4.5%
Alphabet, Inc.
1.100% due 08/15/30	690,000	537,378
1.900% due 08/15/40	960,000	600,977
2.050% due 08/15/50	230,000	125,708
Amazon.com, Inc.
0.800% due 06/03/25	720,000	667,677
1.200% due 06/03/27	1,720,000	1,494,954
1.500% due 06/03/30	1,310,000	1,037,754
2.100% due 05/12/31	1,120,000	898,741
2.500% due 06/03/50	690,000	404,668
3.150% due 08/22/27	1,070,000	995,876
3.300% due 04/13/27	530,000	498,914
3.450% due 04/13/29	1,130,000	1,044,000
3.600% due 04/13/32	830,000	736,263
3.875% due 08/22/37	800,000	683,336
4.050% due 08/22/47	1,720,000	1,383,753
4.250% due 08/22/57	390,000	312,563
4.950% due 12/05/44	190,000	177,310
AT&T, Inc.
2.250% due 02/01/32	250,000	188,233
2.300% due 06/01/27	1,990,000	1,762,751
2.550% due 12/01/33	270,000	198,398
3.500% due 09/15/53	510,000	315,383

	Principal Amount	Value
3.550% due 09/15/55	$1,384,000	$848,096
3.650% due 09/15/59	550,000	334,997
3.800% due 12/01/57	180,000	114,143
4.350% due 03/01/29	900,000	837,792
4.350% due 06/15/45	744,000	557,391
5.350% due 09/01/40	490,000	437,036
5.550% due 08/15/41	550,000	494,271
Charter Communications Operating LLC /Charter Communications Operating Capital
3.500% due 03/01/42	370,000	228,888
4.200% due 03/15/28	2,020,000	1,854,739
4.400% due 04/01/33	380,000	323,376
4.800% due 03/01/50	230,000	160,997
4.908% due 07/23/25	1,970,000	1,925,634
5.125% due 07/01/49	330,000	240,838
5.375% due 04/01/38	1,590,000	1,301,487
5.375% due 05/01/47	200,000	152,545
5.750% due 04/01/48	240,000	191,815
6.384% due 10/23/35	270,000	251,735
6.484% due 10/23/45	650,000	568,032
6.834% due 10/23/55	370,000	327,303
Comcast Corp.
2.800% due 01/15/51	620,000	363,343
2.937% due 11/01/56	254,000	144,475
3.150% due 03/01/26	490,000	465,438
3.250% due 11/01/39	190,000	138,955
3.300% due 04/01/27	1,510,000	1,406,486
3.400% due 04/01/30	1,000,000	882,571
3.400% due 07/15/46	170,000	115,977
3.450% due 02/01/50	240,000	162,434
3.750% due 04/01/40	260,000	201,560
3.950% due 10/15/25	1,560,000	1,513,957
3.969% due 11/01/47	4,290,000	3,204,545
3.999% due 11/01/49	240,000	178,329
4.000% due 08/15/47	340,000	254,302
4.000% due 03/01/48	270,000	202,653
4.150% due 10/15/28	2,240,000	2,122,714
4.250% due 10/15/30	1,630,000	1,502,073
4.950% due 10/15/58	140,000	120,621
5.650% due 06/15/35	290,000	286,728
6.500% due 11/15/35	307,000	325,598
CSC Holdings LLC
3.375% due 02/15/31 ~	330,000	225,216
4.125% due 12/01/30 ~	5,860,000	4,153,094
4.500% due 11/15/31 ~	3,060,000	2,169,201
DISH DBS Corp.
5.125% due 06/01/29	1,120,000	622,580
5.250% due 12/01/26 ~	690,000	587,691
5.875% due 11/15/24	1,361,000	1,268,974
7.750% due 07/01/26	690,000	518,580
FOX Corp. 5.476% due 01/25/39	1,010,000	873,592
Prosus NV (China)
3.061% due 07/13/31 ~	4,880,000	3,625,551
3.832% due 02/08/51 ~	450,000	248,815
4.027% due 08/03/50 ~	2,450,000	1,404,470
Sprint Capital Corp. 8.750% due 03/15/32	1,420,000	1,643,971
Sprint LLC 7.625% due 02/15/25	910,000	924,040
T-Mobile USA, Inc.
2.250% due 02/15/26	410,000	377,796
2.550% due 02/15/31	2,510,000	1,998,181
2.625% due 02/15/29	1,290,000	1,094,111
2.875% due 02/15/31	950,000	771,094
3.000% due 02/15/41	330,000	218,819
3.375% due 04/15/29	480,000	422,618
3.500% due 04/15/25	3,080,000	2,972,683
3.500% due 04/15/31	2,920,000	2,471,953
3.750% due 04/15/27	330,000	308,469
3.875% due 04/15/30	2,600,000	2,304,507

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Telefonica Emisiones SA (Spain) 5.520% due 03/01/49	$1,050,000	$865,157
Time Warner Cable Enterprises LLC 8.375% due 07/15/33	990,000	1,064,952
Time Warner Cable LLC
5.500% due 09/01/41	250,000	195,726
6.550% due 05/01/37	520,000	471,972
6.750% due 06/15/39	1,310,000	1,200,026
7.300% due 07/01/38	2,580,000	2,487,131
Verizon Communications, Inc.
1.750% due 01/20/31	1,620,000	1,221,433
2.100% due 03/22/28	970,000	833,563
2.550% due 03/21/31	705,000	561,714
2.625% due 08/15/26	1,970,000	1,820,406
2.650% due 11/20/40	630,000	399,080
2.875% due 11/20/50	290,000	167,790
3.150% due 03/22/30	860,000	734,366
3.850% due 11/01/42	960,000	710,305
4.000% due 03/22/50	510,000	365,808
4.125% due 03/16/27	286,000	272,139
4.125% due 08/15/46	980,000	733,017
4.329% due 09/21/28	715,000	672,133
4.400% due 11/01/34	1,750,000	1,518,646
4.500% due 08/10/33	3,720,000	3,313,780
4.862% due 08/21/46	60,000	49,645
5.500% due 03/16/47	250,000	232,109

		89,905,415

Consumer, Cyclical - 3.5%
Costco Wholesale Corp.
1.375% due 06/20/27	1,480,000	1,294,565
1.600% due 04/20/30	1,160,000	932,037
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/25 ~	1,350,010	1,311,784
4.750% due 10/20/28 ~	1,650,000	1,568,675
Ford Motor Co.
4.750% due 01/15/43	300,000	219,293
6.100% due 08/19/32	1,000,000	942,943
Ford Motor Credit Co. LLC
2.900% due 02/16/28	650,000	554,236
3.625% due 06/17/31	1,770,000	1,432,103
3.664% due 09/08/24	270,000	261,499
4.000% due 11/13/30	4,360,000	3,645,550
4.125% due 08/17/27	1,590,000	1,449,485
5.113% due 05/03/29	300,000	274,921
5.125% due 06/16/25	760,000	736,381
7.350% due 11/04/27	1,390,000	1,420,811
7.350% due 03/06/30	480,000	486,616
General Motors Co.
5.150% due 04/01/38	440,000	367,833
5.600% due 10/15/32	590,000	551,348
5.950% due 04/01/49	660,000	560,380
6.125% due 10/01/25	140,000	139,908
6.250% due 10/02/43	570,000	511,233
General Motors Financial Co., Inc. 4.350% due 01/17/27	520,000	489,669
H&E Equipment Services, Inc. 3.875% due 12/15/28 ~	270,000	230,854
Home Depot, Inc.
2.500% due 04/15/27	730,000	666,413
2.700% due 04/15/30	860,000	734,946
3.300% due 04/15/40	480,000	358,077
3.350% due 04/15/50	1,490,000	1,016,824
3.900% due 12/06/28	190,000	179,493
3.900% due 06/15/47	210,000	160,593
Las Vegas Sands Corp.
2.900% due 06/25/25	5,000,000	4,664,326
3.200% due 08/08/24	3,400,000	3,291,491
Lennar Corp.
4.500% due 04/30/24	1,040,000	1,030,327
4.750% due 05/30/25	200,000	195,727

	Principal Amount	Value
Lowe’s Cos., Inc. 4.500% due 04/15/30	$500,000	$466,748
McDonald’s Corp.
1.450% due 09/01/25	260,000	240,830
3.300% due 07/01/25	580,000	558,845
3.500% due 07/01/27	1,390,000	1,302,588
3.600% due 07/01/30	730,000	652,171
3.625% due 09/01/49	190,000	133,967
3.700% due 01/30/26	1,220,000	1,173,765
3.800% due 04/01/28	740,000	696,328
4.200% due 04/01/50	1,320,000	1,026,033
MDC Holdings, Inc. 6.000% due 01/15/43	90,000	75,428
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.500% due 06/20/27 ~	1,005,000	996,755
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~	1,540,000	1,319,624
3.875% due 01/15/28 ~	1,550,000	1,391,699
Newell Brands, Inc. 5.200% due 04/01/26	10,000	9,433
NIKE, Inc.
2.750% due 03/27/27	1,060,000	979,738
3.250% due 03/27/40	750,000	568,543
3.375% due 03/27/50	970,000	692,885
Nissan Motor Co. Ltd. (Japan)
3.522% due 09/17/25 ~	2,700,000	2,551,578
4.345% due 09/17/27 ~	2,620,000	2,392,733
Sands China Ltd. (Macau)
2.550% due 03/08/27	1,590,000	1,380,437
3.100% due 03/08/29	2,010,000	1,664,553
4.300% due 01/08/26	950,000	888,282
5.375% due 08/08/25	3,980,000	3,858,038
5.650% due 08/08/28	1,010,000	951,385
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.000% due 09/20/25 ~	1,409,999	1,410,544
Target Corp. 2.250% due 04/15/25	990,000	943,730
United Airlines, Inc.
4.375% due 04/15/26 ~	90,000	83,321
4.625% due 04/15/29 ~	1,870,000	1,609,276
VOC Escrow Ltd. 5.000% due 02/15/28 ~	1,320,000	1,201,923
Walmart, Inc.
1.500% due 09/22/28	390,000	331,055
1.800% due 09/22/31	450,000	354,398
Warnermedia Holdings, Inc.
3.755% due 03/15/27	570,000	526,482
4.054% due 03/15/29	730,000	650,750
4.279% due 03/15/32	2,260,000	1,919,671
5.141% due 03/15/52	140,000	104,109
6.412% due 03/15/26	1,060,000	1,060,265
Wynn Macau Ltd. (Macau) 5.625% due 08/26/28 ~	2,500,000	2,170,119
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.125% due 02/15/31 ~	820,000	779,356

		70,797,726

Consumer, Non-Cyclical - 5.6%
Abbott Laboratories
3.750% due 11/30/26	885,000	849,677
4.750% due 11/30/36	1,000,000	951,011
4.900% due 11/30/46	760,000	692,802
AbbVie, Inc.
2.600% due 11/21/24	2,660,000	2,565,325
2.950% due 11/21/26	1,110,000	1,030,536
3.200% due 11/21/29	2,700,000	2,384,001
3.600% due 05/14/25	1,600,000	1,547,076
3.750% due 11/14/23	370,000	369,103

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
3.800% due 03/15/25	$2,430,000	$2,362,785
4.250% due 11/21/49	1,930,000	1,529,359
Altria Group, Inc.
2.350% due 05/06/25	2,240,000	2,119,703
2.450% due 02/04/32	470,000	354,793
3.400% due 02/04/41	2,610,000	1,697,535
3.875% due 09/16/46	820,000	538,764
4.400% due 02/14/26	1,988,000	1,930,601
5.800% due 02/14/39	250,000	231,952
5.950% due 02/14/49	2,440,000	2,194,422
6.200% due 02/14/59	270,000	252,796
Amgen, Inc.
3.625% due 05/22/24	410,000	404,322
4.663% due 06/15/51	289,000	234,139
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.650% due 02/01/26	410,000	393,886
4.900% due 02/01/46	580,000	505,861
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.500% due 06/01/30	1,640,000	1,460,184
4.000% due 04/13/28	1,010,000	956,451
4.350% due 06/01/40	1,540,000	1,310,370
4.750% due 01/23/29	590,000	572,276
5.550% due 01/23/49	1,850,000	1,774,125
BAT Capital Corp. (United Kingdom)
3.557% due 08/15/27	1,025,000	938,279
4.540% due 08/15/47	950,000	654,642
Bausch Health Americas, Inc. 9.250% due 04/01/26 ~	750,000	679,460
Bausch Health Cos., Inc.
5.000% due 02/15/29 ~	2,560,000	984,348
5.250% due 01/30/30 ~	7,880,000	2,970,026
6.250% due 02/15/29 ~	2,740,000	1,086,259
7.250% due 05/30/29 ~	800,000	322,312
Becton Dickinson & Co.
3.363% due 06/06/24	1,400,000	1,375,569
3.734% due 12/15/24	272,000	265,402
4.685% due 12/15/44	714,000	600,821
Bristol-Myers Squibb Co.
3.200% due 06/15/26	959,000	910,057
3.400% due 07/26/29	473,000	428,784
Centene Corp.
3.375% due 02/15/30	370,000	309,027
4.625% due 12/15/29	380,000	342,682
Cigna Group
4.125% due 11/15/25	1,010,000	978,199
4.375% due 10/15/28	3,500,000	3,312,726
4.900% due 12/15/48	2,350,000	1,982,545
Coca-Cola Co.
1.450% due 06/01/27	700,000	618,747
2.500% due 06/01/40	70,000	47,697
2.600% due 06/01/50	370,000	226,481
3.375% due 03/25/27	1,180,000	1,118,212
CommonSpirit Health 4.350% due 11/01/42	420,000	337,720
Constellation Brands, Inc.
2.250% due 08/01/31	220,000	171,574
3.600% due 05/09/24	620,000	611,069
4.350% due 05/09/27	640,000	612,715
CVS Health Corp.
1.875% due 02/28/31	430,000	328,179
2.125% due 09/15/31	910,000	696,408
3.625% due 04/01/27	550,000	514,122
3.750% due 04/01/30	670,000	592,494
3.875% due 07/20/25	1,278,000	1,235,309
4.125% due 04/01/40	580,000	451,199
4.250% due 04/01/50	180,000	133,356
5.050% due 03/25/48	4,440,000	3,692,305
5.125% due 07/20/45	1,440,000	1,212,955
CVS Pass-Through Trust 6.036% due 12/10/28	1,509,557	1,494,032

	Principal Amount	Value
Danone SA (France) 2.589% due 11/02/23 ~	$2,730,000	$2,722,555
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	2,090,000	1,858,637
Elevance Health, Inc.
3.350% due 12/01/24	560,000	543,716
3.650% due 12/01/27	460,000	426,635
4.100% due 05/15/32	450,000	401,081
4.550% due 05/15/52	720,000	583,458
Gilead Sciences, Inc.
3.650% due 03/01/26	730,000	699,093
4.750% due 03/01/46	920,000	788,786
HCA, Inc.
3.500% due 09/01/30	450,000	380,876
4.500% due 02/15/27	110,000	105,051
5.000% due 03/15/24	1,333,000	1,326,373
5.250% due 06/15/26	180,000	176,267
5.375% due 02/01/25	517,000	511,798
5.375% due 09/01/26	440,000	431,972
5.500% due 06/15/47	450,000	384,557
5.625% due 09/01/28	200,000	195,132
5.875% due 02/01/29	630,000	620,063
Hershey Co. 0.900% due 06/01/25	340,000	315,359
Humana, Inc.
3.950% due 03/15/27	661,000	627,396
4.500% due 04/01/25	300,000	294,674
4.625% due 12/01/42	1,090,000	892,140
4.800% due 03/15/47	130,000	108,417
Johnson & Johnson 3.625% due 03/03/37	2,090,000	1,762,962
Kenvue, Inc. 4.900% due 03/22/33 ~	1,550,000	1,482,210
Kraft Heinz Foods Co.
3.000% due 06/01/26	587,000	550,501
4.250% due 03/01/31	420,000	382,866
4.375% due 06/01/46	560,000	436,719
4.625% due 10/01/39	30,000	25,365
5.000% due 06/04/42	210,000	182,045
5.200% due 07/15/45	990,000	865,963
5.500% due 06/01/50	830,000	757,458
6.750% due 03/15/32	50,000	52,850
6.875% due 01/26/39	140,000	146,967
7.125% due 08/01/39 ~	30,000	31,853
Mars, Inc.
2.700% due 04/01/25 ~	900,000	862,574
3.200% due 04/01/30 ~	590,000	518,491
Merck & Co., Inc. 1.450% due 06/24/30	800,000	627,231
Mondelez International, Inc. 1.500% due 05/04/25	1,540,000	1,441,394
PayPal Holdings, Inc. 1.650% due 06/01/25	630,000	589,779
PepsiCo, Inc.
1.625% due 05/01/30	620,000	498,463
2.250% due 03/19/25	190,000	181,569
2.625% due 03/19/27	190,000	175,352
2.875% due 10/15/49	400,000	262,001
Pfizer, Inc.
0.800% due 05/28/25	20,000	18,539
1.700% due 05/28/30	620,000	497,434
2.625% due 04/01/30	780,000	666,540
Philip Morris International, Inc. 2.100% due 05/01/30	260,000	207,670
Procter & Gamble Co.
2.800% due 03/25/27	300,000	278,485
3.000% due 03/25/30	650,000	577,768
Reynolds American, Inc. (United Kingdom) 5.850% due 08/15/45	1,090,000	904,039
Service Corp. International 7.500% due 04/01/27	510,000	520,696

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Teva Pharmaceutical Finance Co. LLC (Israel) 6.150% due 02/01/36	$280,000	$248,653
Teva Pharmaceutical Finance Netherlands III BV (Israel)
3.150% due 10/01/26	7,115,000	6,347,365
4.100% due 10/01/46	1,800,000	1,129,006
4.750% due 05/09/27	730,000	670,712
5.125% due 05/09/29	5,940,000	5,376,442
7.125% due 01/31/25	1,140,000	1,145,115
8.125% due 09/15/31	540,000	559,333
UnitedHealth Group, Inc.
1.250% due 01/15/26	590,000	537,768
2.000% due 05/15/30	560,000	453,729
2.300% due 05/15/31	320,000	258,717
3.125% due 05/15/60	200,000	121,382
3.875% due 08/15/59	570,000	406,429
4.000% due 05/15/29	720,000	674,186
4.200% due 05/15/32	380,000	346,956
4.250% due 06/15/48	420,000	335,884
4.450% due 12/15/48	410,000	339,094
5.700% due 10/15/40	10,000	9,841
5.800% due 03/15/36	860,000	872,683

		113,182,682

Energy - 6.0%
BP Capital Markets America, Inc.
3.000% due 02/24/50	2,570,000	1,604,736
3.119% due 05/04/26	920,000	869,833
3.410% due 02/11/26	1,200,000	1,147,424
3.633% due 04/06/30	540,000	486,553
Cameron LNG LLC
2.902% due 07/15/31 ~	540,000	447,050
3.302% due 01/15/35 ~	1,730,000	1,379,012
Cheniere Energy Partners LP
3.250% due 01/31/32	1,340,000	1,066,510
4.000% due 03/01/31	400,000	342,400
Cheniere Energy, Inc. 4.625% due 10/15/28	1,020,000	938,774
Chevron Corp.
1.554% due 05/11/25	600,000	564,678
1.995% due 05/11/27	720,000	645,614
3.078% due 05/11/50	220,000	147,810
Chevron USA, Inc. 3.850% due 01/15/28	1,110,000	1,055,660
Columbia Pipelines Operating Co. LLC
6.036% due 11/15/33 ~	2,290,000	2,236,547
6.544% due 11/15/53 ~	760,000	743,842
ConocoPhillips 6.500% due 02/01/39	370,000	396,714
Continental Resources, Inc.
2.268% due 11/15/26 ~	560,000	496,414
3.800% due 06/01/24	730,000	718,427
4.375% due 01/15/28	660,000	612,477
4.900% due 06/01/44	290,000	213,369
5.750% due 01/15/31 ~	1,300,000	1,221,838
Coterra Energy, Inc.
3.900% due 05/15/27	1,620,000	1,522,238
4.375% due 03/15/29	1,710,000	1,584,498
Devon Energy Corp.
4.750% due 05/15/42	70,000	55,697
5.000% due 06/15/45	2,910,000	2,347,542
5.600% due 07/15/41	1,240,000	1,098,500
Diamondback Energy, Inc. 3.500% due 12/01/29	2,320,000	2,060,379
Ecopetrol SA (Colombia)
4.625% due 11/02/31	850,000	649,716
5.875% due 05/28/45	3,880,000	2,560,275
Energy Transfer LP
2.900% due 05/15/25	1,010,000	959,954
3.750% due 05/15/30	2,010,000	1,752,058

	Principal Amount	Value
4.950% due 06/15/28	$680,000	$651,204
5.250% due 04/15/29	410,000	393,322
5.300% due 04/01/44	160,000	130,415
5.400% due 10/01/47	590,000	487,371
6.250% due 04/15/49	1,030,000	946,659
6.750% due 05/15/25	1,950,000	1,809,414
7.125% due 05/15/30	890,000	769,557
7.600% due 02/01/24	1,560,000	1,562,857
9.654% (USD LIBOR + 4.028%) due 10/16/23 §	390,000	365,051
Energy Transfer LP/Regency Energy Finance Corp. 4.500% due 11/01/23	520,000	519,226
Enterprise Products Operating LLC
2.800% due 01/31/30	2,460,000	2,090,083
3.700% due 01/31/51	1,180,000	836,293
3.950% due 01/31/60	400,000	281,457
4.150% due 10/16/28	1,040,000	975,733
4.200% due 01/31/50	2,100,000	1,623,202
4.800% due 02/01/49	470,000	398,709
4.850% due 03/15/44	420,000	361,212
6.650% due 10/15/34	520,000	550,576
7.550% due 04/15/38	360,000	401,252
EOG Resources, Inc.
3.900% due 04/01/35	1,460,000	1,240,619
4.150% due 01/15/26	1,040,000	1,010,348
4.375% due 04/15/30	80,000	75,454
4.950% due 04/15/50	890,000	788,841
EQT Corp.
3.125% due 05/15/26 ~	50,000	46,309
3.625% due 05/15/31 ~	900,000	762,282
3.900% due 10/01/27	1,430,000	1,323,821
5.000% due 01/15/29	630,000	592,798
6.125% due 02/01/25	67,000	66,833
Exxon Mobil Corp.
2.992% due 03/19/25	1,910,000	1,844,889
3.043% due 03/01/26	750,000	711,518
3.482% due 03/19/30	1,300,000	1,174,592
4.114% due 03/01/46	2,150,000	1,728,298
4.327% due 03/19/50	220,000	180,805
Halliburton Co. 3.800% due 11/15/25	79,000	76,417
KazMunayGas National Co. JSC (Kazakhstan) 6.375% due 10/24/48 ~	1,500,000	1,225,786
Kinder Morgan, Inc.
4.300% due 03/01/28	450,000	423,745
5.200% due 03/01/48	60,000	49,166
5.550% due 06/01/45	210,000	180,698
MPLX LP
4.500% due 04/15/38	1,510,000	1,224,645
4.700% due 04/15/48	520,000	394,667
4.800% due 02/15/29	930,000	882,828
4.875% due 12/01/24	1,190,000	1,173,533
5.200% due 03/01/47	70,000	57,250
5.500% due 02/15/49	730,000	618,895
Occidental Petroleum Corp.
3.000% due 02/15/27	870,000	783,806
4.100% due 02/15/47	2,510,000	1,660,805
4.200% due 03/15/48	1,200,000	830,390
4.400% due 04/15/46	510,000	374,807
4.625% due 06/15/45	1,280,000	922,029
6.450% due 09/15/36	1,610,000	1,582,630
7.875% due 09/15/31	2,702,000	2,926,498
ONEOK, Inc.
5.550% due 11/01/26	460,000	457,112
5.800% due 11/01/30	710,000	695,482
6.050% due 09/01/33	1,470,000	1,445,038
6.625% due 09/01/53	1,920,000	1,882,348
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	8,001,000	7,875,612
6.250% due 03/17/24	150,000	149,853
7.250% due 03/17/44	1,270,000	1,248,524

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	$520,000	$304,094
6.750% due 09/21/47	160,000	94,967
6.875% due 08/04/26	1,350,000	1,245,626
Pioneer Natural Resources Co.
1.125% due 01/15/26	410,000	370,704
1.900% due 08/15/30	780,000	612,499
2.150% due 01/15/31	1,020,000	805,542
Reliance Industries Ltd. (India)
2.875% due 01/12/32 ~	850,000	678,958
3.625% due 01/12/52 ~	2,500,000	1,598,375
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	140,000	139,732
Schlumberger Holdings Corp. 3.900% due 05/17/28 ~	1,232,000	1,145,268
Shell International Finance BV (Netherlands)
2.750% due 04/06/30	1,070,000	920,839
2.875% due 05/10/26	560,000	528,503
3.250% due 04/06/50	970,000	645,010
4.375% due 05/11/45	1,010,000	830,024
4.550% due 08/12/43	1,200,000	1,019,861
Southwestern Energy Co.
4.750% due 02/01/32	770,000	661,714
5.375% due 02/01/29	60,000	55,314
5.375% due 03/15/30	250,000	228,064
Targa Resources Corp.
4.950% due 04/15/52	400,000	308,185
5.200% due 07/01/27	210,000	205,903
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% due 01/15/32	170,000	143,236
4.875% due 02/01/31	770,000	690,555
5.000% due 01/15/28	450,000	428,441
5.500% due 03/01/30	540,000	506,048
6.500% due 07/15/27	530,000	534,616
6.875% due 01/15/29	270,000	270,495
Teck Resources Ltd. (Canada) 6.000% due 08/15/40	90,000	80,648
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/30 ~	4,600,000	3,845,685
Venture Global Calcasieu Pass LLC 3.875% due 11/01/33 ~	1,150,000	894,137
Western Midstream Operating LP
3.100% due 02/01/25	1,120,000	1,072,664
4.050% due 02/01/30	2,824,000	2,471,515
4.500% due 03/01/28	680,000	633,371
4.650% due 07/01/26	460,000	442,304
5.250% due 02/01/50	600,000	468,107
5.300% due 03/01/48	130,000	101,629
5.500% due 08/15/48	960,000	764,317
Williams Cos., Inc.
3.750% due 06/15/27	330,000	306,988
7.500% due 01/15/31	5,385,000	5,737,582
7.750% due 06/15/31	100,000	107,508

		119,669,131

Financial - 13.2%
ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	2,220,000	2,152,259
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.450% due 10/29/26	920,000	824,496
3.000% due 10/29/28	1,840,000	1,578,553
3.150% due 02/15/24	2,180,000	2,155,439
3.300% due 01/30/32	780,000	620,353
Air Lease Corp.
3.375% due 07/01/25	1,160,000	1,102,569
5.300% due 02/01/28	1,230,000	1,189,153
American Express Co.
3.375% due 05/03/24	1,180,000	1,161,992
4.050% due 05/03/29	1,150,000	1,070,920

	Principal Amount	Value
American International Group, Inc. 2.500% due 06/30/25	$1,887,000	$1,780,993
Banco Santander SA (Spain)
2.746% due 05/28/25	400,000	376,818
4.175% due 03/24/28	200,000	184,762
Bank of America Corp.
2.572% due 10/20/32	3,040,000	2,337,469
2.592% due 04/29/31	2,550,000	2,050,407
2.972% due 02/04/33	1,920,000	1,514,750
3.419% due 12/20/28	3,934,000	3,530,413
3.974% due 02/07/30	3,230,000	2,902,340
4.000% due 04/01/24	2,280,000	2,259,092
4.083% due 03/20/51	3,820,000	2,827,374
4.125% due 01/22/24	3,295,000	3,278,674
4.200% due 08/26/24	4,930,000	4,845,442
4.250% due 10/22/26	310,000	294,601
4.330% due 03/15/50	1,190,000	923,600
4.450% due 03/03/26	660,000	635,856
5.000% due 01/21/44	370,000	326,072
Bank of Montreal (Canada)
1.850% due 05/01/25	2,120,000	1,990,163
3.803% due 12/15/32	550,000	480,846
Bank of New York Mellon Corp. 1.600% due 04/24/25	970,000	909,441
Bank of Nova Scotia (Canada)
1.300% due 06/11/25	690,000	638,580
4.588% due 05/04/37	980,000	817,462
Barclays PLC (United Kingdom)
4.972% due 05/16/29	2,496,000	2,333,101
5.088% due 06/20/30	4,250,000	3,800,384
Berkshire Hathaway Finance Corp. 4.250% due 01/15/49	2,370,000	1,944,923
BNP Paribas SA (France)
2.219% due 06/09/26 ~	2,260,000	2,109,612
2.824% due 01/26/41 ~	910,000	556,319
3.375% due 01/09/25 ~	910,000	878,531
4.375% due 03/01/33 ~	970,000	861,705
4.400% due 08/14/28 ~	2,110,000	1,962,845
4.625% due 03/13/27 ~	1,110,000	1,053,015
4.705% due 01/10/25 ~	2,360,000	2,348,469
5.125% due 01/13/29 ~	2,280,000	2,202,327
5.198% due 01/10/30 ~	920,000	874,356
8.500% due 08/14/28 ~	1,750,000	1,716,440
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,348,550
Charles Schwab Corp.
5.875% due 08/24/26	2,440,000	2,432,918
6.136% due 08/24/34	480,000	467,187
Chubb INA Holdings, Inc. 3.350% due 05/03/26	440,000	417,651
Citigroup, Inc.
3.106% due 04/08/26	1,310,000	1,250,473
3.980% due 03/20/30	2,000,000	1,797,153
4.075% due 04/23/29	2,840,000	2,615,165
4.400% due 06/10/25	3,030,000	2,940,833
4.412% due 03/31/31	890,000	800,835
4.450% due 09/29/27	1,330,000	1,249,187
4.650% due 07/30/45	2,171,000	1,747,052
4.650% due 07/23/48	1,430,000	1,158,433
4.658% due 05/24/28	730,000	697,938
4.750% due 05/18/46	440,000	344,812
4.910% due 05/24/33	1,920,000	1,748,229
5.300% due 05/06/44	240,000	205,349
5.500% due 09/13/25	630,000	622,636
5.950% due 05/15/25	2,220,000	2,120,968
6.300% due 05/15/24	2,520,000	2,459,018
6.625% due 06/15/32	480,000	484,941
6.675% due 09/13/43	580,000	577,571
8.125% due 07/15/39	200,000	235,376
9.699% (SOFR + 4.330%) due 10/30/23 §	1,820,000	1,820,234

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Cooperatieve Rabobank UA (Netherlands)
1.339% due 06/24/26 ~	$250,000	$230,136
3.649% due 04/06/28 ~	1,560,000	1,434,843
3.758% due 04/06/33 ~	1,160,000	968,139
4.375% due 08/04/25	3,420,000	3,301,327
Credit Agricole SA (France) 1.907% due 06/16/26 ~	1,500,000	1,394,978
Credit Suisse AG (Switzerland)
2.950% due 04/09/25	1,580,000	1,501,868
7.500% due 02/15/28	3,400,000	3,558,287
7.950% due 01/09/25	3,210,000	3,267,976
Danske Bank AS (Denmark)
3.244% due 12/20/25 ~	800,000	766,496
5.375% due 01/12/24 ~	1,470,000	1,464,237
6.259% due 09/22/26 ~	820,000	819,994
Goldman Sachs Capital II 6.439% (SOFR + 1.029%) due 10/30/23 §	298,000	244,996
Goldman Sachs Group, Inc.
2.908% due 07/21/42	370,000	239,290
3.210% due 04/22/42	160,000	108,577
3.500% due 04/01/25	2,050,000	1,974,439
3.500% due 11/16/26	40,000	37,221
3.615% due 03/15/28	710,000	655,360
3.625% due 02/20/24	420,000	416,083
4.223% due 05/01/29	1,000,000	925,400
4.250% due 10/21/25	3,150,000	3,036,321
4.750% due 10/21/45	20,000	16,859
5.150% due 05/22/45	3,100,000	2,660,462
5.950% due 01/15/27	1,733,000	1,727,794
6.250% due 02/01/41	3,450,000	3,483,852
6.750% due 10/01/37	1,485,000	1,505,095
Guardian Life Global Funding 1.100% due 06/23/25 ~	690,000	634,061
HSBC Bank USA NA 7.000% due 01/15/39	1,240,000	1,279,311
HSBC Holdings PLC (United Kingdom)
2.099% due 06/04/26	200,000	186,472
3.973% due 05/22/30	1,480,000	1,302,350
4.250% due 03/14/24	2,070,000	2,052,257
4.250% due 08/18/25	1,100,000	1,058,292
4.762% due 03/29/33	1,190,000	1,014,059
Intercontinental Exchange, Inc.
4.600% due 03/15/33	980,000	900,631
4.950% due 06/15/52	540,000	467,297
Intesa Sanpaolo SpA (Italy)
5.017% due 06/26/24 ~	10,470,000	10,223,242
5.710% due 01/15/26 ~	350,000	334,300
JPMorgan Chase & Co.
2.083% due 04/22/26	3,000,000	2,816,640
2.522% due 04/22/31	2,660,000	2,157,406
3.109% due 04/22/51	460,000	285,823
3.875% due 09/10/24	1,760,000	1,724,497
4.023% due 12/05/24	2,730,000	2,718,021
4.203% due 07/23/29	3,010,000	2,790,425
4.250% due 10/01/27	870,000	826,006
4.452% due 12/05/29	4,010,000	3,744,303
4.950% due 06/01/45	2,540,000	2,174,387
KKR Group Finance Co. II LLC 5.500% due 02/01/43 ~	350,000	305,238
Lloyds Banking Group PLC (United Kingdom)
3.900% due 03/12/24	1,910,000	1,891,088
4.375% due 03/22/28	2,430,000	2,266,297
Mastercard, Inc. 3.850% due 03/26/50	880,000	678,559
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.837% due 04/17/26	910,000	879,045
4.080% due 04/19/28	940,000	883,283
Morgan Stanley
2.188% due 04/28/26	3,400,000	3,195,225
2.699% due 01/22/31	2,830,000	2,315,278
3.622% due 04/01/31	3,040,000	2,620,239
3.772% due 01/24/29	200,000	182,470

	Principal Amount	Value
4.431% due 01/23/30	$170,000	$157,330
National Securities Clearing Corp. 1.500% due 04/23/25 ~	1,000,000	938,788
Natwest Group PLC (United Kingdom)
4.892% due 05/18/29	360,000	336,908
5.076% due 01/27/30	500,000	466,350
New York Life Global Funding 0.950% due 06/24/25 ~	840,000	773,505
Nuveen LLC 4.000% due 11/01/28 ~	1,500,000	1,391,394
Park Aerospace Holdings Ltd. (Ireland) 5.500% due 02/15/24 ~	630,000	626,968
PNC Financial Services Group, Inc.
5.582% due 06/12/29	1,890,000	1,834,423
5.812% due 06/12/26	590,000	585,456
Principal Life Global Funding II 1.250% due 06/23/25 ~	640,000	590,696
Royal Bank of Canada (Canada)
1.150% due 06/10/25	1,170,000	1,082,342
3.875% due 05/04/32	570,000	497,215
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	408,000	297,976
Standard Chartered PLC (United Kingdom) 7.141% (USD LIBOR + 1.510%) due 01/30/27 § ~	3,900,000	3,638,129
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	132,000	139,124
Toronto-Dominion Bank (Canada)
1.150% due 06/12/25	1,720,000	1,593,105
4.456% due 06/08/32	1,940,000	1,740,918
Truist Financial Corp. 6.047% due 06/08/27	1,100,000	1,088,416
U.S. Bancorp
1.450% due 05/12/25	2,450,000	2,286,188
2.215% due 01/27/28	170,000	150,053
5.775% due 06/12/29	1,180,000	1,149,243
5.836% due 06/12/34	460,000	434,206
UBS Group AG (Switzerland)
2.193% due 06/05/26 ~	1,718,000	1,598,496
2.593% due 09/11/25 ~	250,000	240,708
2.746% due 02/11/33 ~	850,000	643,100
3.091% due 05/14/32 ~	2,240,000	1,770,615
4.125% due 09/24/25 ~	1,050,000	1,006,907
4.194% due 04/01/31 ~	3,760,000	3,285,118
4.488% due 05/12/26 ~	1,050,000	1,017,328
4.550% due 04/17/26	440,000	422,688
4.751% due 05/12/28 ~	1,350,000	1,276,112
7.000% due 01/31/24 ~	7,030,000	6,944,789
9.016% due 11/15/33 ~	780,000	901,364
Visa, Inc.
3.150% due 12/14/25	2,010,000	1,919,159
4.300% due 12/14/45	1,570,000	1,330,445
WEA Finance LLC/Westfield UK & Europe Finance PLC REIT (France) 3.750% due 09/17/24 ~	6,230,000	5,994,563
Wells Fargo & Co.
2.188% due 04/30/26	1,310,000	1,230,335
2.879% due 10/30/30	980,000	816,286
3.000% due 10/23/26	2,240,000	2,058,198
3.350% due 03/02/33	590,000	477,174
3.750% due 01/24/24	1,700,000	1,687,877
4.150% due 01/24/29	1,150,000	1,056,512
4.400% due 06/14/46	1,650,000	1,223,003
4.478% due 04/04/31	3,350,000	3,040,255
4.650% due 11/04/44	1,600,000	1,245,960
4.750% due 12/07/46	2,550,000	1,993,343
4.900% due 11/17/45	1,490,000	1,196,931
5.013% due 04/04/51	7,140,000	6,006,210
5.375% due 11/02/43	2,030,000	1,762,492
5.557% due 07/25/34	1,150,000	1,089,544

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
5.574% due 07/25/29	$1,060,000	$1,034,552
5.606% due 01/15/44	1,567,000	1,391,563

		266,052,317

Industrial - 1.9%
3M Co.
2.375% due 08/26/29	990,000	828,592
3.050% due 04/15/30	340,000	294,192
3.700% due 04/15/50	2,220,000	1,586,037
Ball Corp. 3.125% due 09/15/31	1,220,000	957,136
Boeing Co.
2.196% due 02/04/26	1,190,000	1,092,910
2.700% due 02/01/27	610,000	552,683
3.200% due 03/01/29	1,480,000	1,300,724
3.250% due 02/01/35	3,350,000	2,578,228
3.550% due 03/01/38	460,000	337,685
3.750% due 02/01/50	1,380,000	939,074
4.875% due 05/01/25	1,340,000	1,317,193
5.150% due 05/01/30	1,900,000	1,816,039
5.705% due 05/01/40	2,190,000	2,022,079
5.805% due 05/01/50	1,720,000	1,558,957
5.930% due 05/01/60	150,000	134,872
Builders FirstSource, Inc. 4.250% due 02/01/32 ~	130,000	106,761
Carrier Global Corp. 3.577% due 04/05/50	100,000	67,583
Deere & Co.
3.100% due 04/15/30	370,000	325,626
3.750% due 04/15/50	760,000	601,553
Eaton Corp. 4.150% due 11/02/42	410,000	334,116
General Dynamics Corp.
3.250% due 04/01/25	420,000	406,324
4.250% due 04/01/40	100,000	85,042
4.250% due 04/01/50	340,000	279,792
L3Harris Technologies, Inc.
4.854% due 04/27/35	370,000	337,246
5.054% due 04/27/45	570,000	497,130
Lockheed Martin Corp.
3.550% due 01/15/26	605,000	582,515
3.900% due 06/15/32	600,000	538,444
4.150% due 06/15/53	2,290,000	1,809,643
4.500% due 05/15/36	580,000	529,389
Northrop Grumman Corp.
2.930% due 01/15/25	1,790,000	1,726,750
3.250% due 01/15/28	2,110,000	1,936,360
5.250% due 05/01/50	890,000	822,254
Otis Worldwide Corp. 2.056% due 04/05/25	870,000	821,677
Republic Services, Inc. 2.500% due 08/15/24	1,000,000	971,610
RTX Corp.
2.250% due 07/01/30	640,000	515,445
3.030% due 03/15/52	1,010,000	608,793
3.150% due 12/15/24	750,000	726,289
3.950% due 08/16/25	950,000	919,679
4.125% due 11/16/28	390,000	363,918
4.500% due 06/01/42	1,320,000	1,081,366
Union Pacific Corp.
2.150% due 02/05/27	650,000	587,300
2.400% due 02/05/30	840,000	703,532
2.891% due 04/06/36	1,060,000	803,825
3.750% due 07/15/25	430,000	416,719
3.750% due 02/05/70	1,950,000	1,308,280
3.839% due 03/20/60	365,000	256,593
Vertiv Group Corp. 4.125% due 11/15/28 ~	570,000	501,549

		38,889,504

	Principal Amount	Value
Technology - 1.3%
Apple, Inc.
1.125% due 05/11/25	$2,110,000	$1,974,120
2.450% due 08/04/26	1,610,000	1,496,216
Broadcom, Inc. 3.137% due 11/15/35 ~	4,110,000	2,997,943
Intel Corp.
1.600% due 08/12/28	530,000	448,436
3.050% due 08/12/51	240,000	146,117
3.700% due 07/29/25	620,000	600,393
4.750% due 03/25/50	920,000	761,500
5.125% due 02/10/30	880,000	863,978
International Business Machines Corp. 3.000% due 05/15/24	2,800,000	2,752,972
Micron Technology, Inc. 5.875% due 02/09/33	530,000	506,708
Microsoft Corp.
2.525% due 06/01/50	41,000	24,991
2.921% due 03/17/52	1,497,000	982,904
3.041% due 03/17/62	908,000	575,550
3.300% due 02/06/27	960,000	911,326
3.450% due 08/08/36	72,000	60,769
NVIDIA Corp.
2.850% due 04/01/30	580,000	506,334
3.500% due 04/01/40	1,520,000	1,197,688
3.500% due 04/01/50	1,250,000	911,872
3.700% due 04/01/60	1,590,000	1,166,183
NXP BV/NXP Funding LLC/NXP USA, Inc. (China) 2.700% due 05/01/25	1,030,000	978,606
Oracle Corp.
1.650% due 03/25/26	2,150,000	1,948,006
2.875% due 03/25/31	1,830,000	1,495,605
2.950% due 04/01/30	260,000	218,892
4.650% due 05/06/30	900,000	842,130
Salesforce, Inc. 3.700% due 04/11/28	680,000	641,932
Texas Instruments, Inc. 1.750% due 05/04/30	890,000	720,859

		25,732,030

Utilities - 0.3%
Berkshire Hathaway Energy Co. 6.125% due 04/01/36	586,000	589,418
Consolidated Edison Co. of New York, Inc.
3.350% due 04/01/30	390,000	342,741
3.950% due 04/01/50	470,000	347,976
Duke Energy Ohio, Inc. 3.650% due 02/01/29	1,390,000	1,276,430
Pacific Gas & Electric Co.
2.100% due 08/01/27	810,000	693,100
2.500% due 02/01/31	350,000	266,525
3.300% due 08/01/40	210,000	134,715
3.500% due 08/01/50	490,000	292,280
Virginia Electric & Power Co. 6.350% due 11/30/37	2,130,000	2,150,921

		6,094,106

Total Corporate Bonds & Notes (Cost $875,742,212)		757,880,514

SENIOR LOAN NOTES - 3.1%
Communications - 0.2%
Charter Communications Operating LLC
Term B1 7.116% (SOFR + 1.750%) due 04/30/25 §	919,715	921,396
Term B2 7.116% (SOFR + 1.750%) due 02/01/27 §	7,348	7,349

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Virgin Media Bristol LLC
Term N 7.947% (SOFR + 2.500%) due 01/31/28 §	$1,811,848	$1,764,995
Term Q 8.697% (SOFR + 3.250%) due 01/31/29 §	620,000	606,970

		3,300,710

Consumer, Cyclical - 0.8%
Air Canada Term B (Canada) 9.128% (SOFR + 3.500%) due 08/11/28 §	1,649,125	1,652,659
Alterra Mountain Co. Term B 8.931% (SOFR + 3.500%) due 08/17/28 §	1,337,525	1,340,869
Caesars Entertainment Corp. Term B 8.666% (SOFR + 3.250%) due 02/06/30 §	159,200	159,310
Great Outdoors Group LLC Term B1 9.402% (SOFR + 3.750%) due 03/06/28 §	1,017,529	1,016,893
GVC Holdings Gibraltar Ltd. Term B4 (United Kingdom) 7.990% (SOFR + 2.500%) due 03/29/27 §	285,128	284,879
Harbor Freight Tools USA, Inc. Term B 8.181% (SOFR + 2.750%) due 10/19/27 §	2,598,097	2,581,680
PCI Gaming Authority Term B 7.931% (SOFR + 2.500%) due 05/29/26 §	1,637,523	1,638,692
Scientific Games International, Inc. Term B 8.434% (SOFR + 3.000%) due 04/14/29 §	1,859,180	1,860,342
SkyMiles IP Ltd. Term B 9.076% (SOFR + 3.750%) due 10/20/27 §	527,000	547,421
Solis IV BV Term B1 (Netherlands) 8.891% (SOFR + 3.500%) due 02/26/29 §	1,266,716	1,236,632
Station Casinos LLC Term B 7.666% (SOFR + 2.250%) due 02/08/27 §	1,034,721	1,034,133
UFC Holdings LLC Term B 8.369% (SOFR + 2.750%) due 04/29/26 §	1,275,031	1,275,269
United Airlines, Inc. Term B 9.182% (SOFR + 3.750%) due 04/21/28 §	847,307	852,795

		15,481,574

Consumer, Non-Cyclical - 0.8%
Allied Universal Holdco LLC Term B 9.166% (SOFR + 3.750%) due 05/12/28 § ∞	2,817,146	2,727,029
Belron Finance U.S. LLC Term B 7.881% (SOFR + 2.250%) due 11/13/25 §	643,120	644,426
Eyecare Partners LLC 9.181% (SOFR + 3.750%) due 02/18/27 §	638,358	458,820
Gainwell Acquisition Corp. Term B 9.490% (SOFR + 4.000%) due 10/01/27 §	1,420,894	1,388,924
Garda World Security Corp. Term B (Canada) 9.746% (SOFR + 4.250%) due 10/30/26 §	631,822	632,849

	Principal Amount	Value
Global Medical Response, Inc. Term B 9.780% (SOFR + 4.250%) due 10/02/25 §	$2,905,271	$2,036,595
ICON Luxembourg SARL Term B (Luxembourg) 7.902% (SOFR + 2.250%) due 07/03/28 §	1,471,833	1,473,059
Medline Borrower LP Term B 8.681% (SOFR + 3.250%) due 10/23/28 §	12,981	12,965
Phoenix Guarantor, Inc.
Term B 8.681% (SOFR + 3.250%) due 03/05/26 §	1,442,101	1,435,148
Term B3 8.931% (SOFR + 3.500%) due 03/05/26 §	279,080	277,735
PRA Health Sciences, Inc. Term B 7.902% (SOFR + 2.250%) due 07/03/28 §	366,708	367,013
Prime Security Services Borrower LLC 8.192% (SOFR + 2.750%) due 09/23/26 §	970,409	970,299
Sotera Health Holdings LLC 8.181% (SOFR + 2.750%) due 12/11/26 §	1,490,000	1,486,974
Trans Union LLC Term B5 7.166% (SOFR + 1.750%) due 11/16/26 §	988,280	988,332
Triton Water Holdings, Inc. Term B 8.902% (SOFR + 3.250%) due 03/31/28 §	1,898,273	1,860,476
Verscend Holding Corp. Term B 9.431% (SOFR + 4.000%) due 08/27/25 §	174,015	174,300

		16,934,944

Diversified - 0.1%
First Eagle Holdings, Inc. Term B 7.990% (SOFR + 2.500%) due 02/01/27 §	929,920	923,062

Financial - 0.5%
Allspring Buyer LLC Term B 8.650% (SOFR + 3.250%) due 11/01/28 §	661,991	655,371
AmWINS Group, Inc.
Term B 7.681% (SOFR + 2.250%) due 02/19/28 §	303,620	302,007
8.181% (SOFR + 2.750%) due 02/19/28 §	218,350	218,584
Asurion LLC
Term B8 8.681% (SOFR + 3.250%) due 12/23/26 §	1,415,462	1,391,773
Term B9 8.681% (SOFR + 3.250%) due 07/31/27 §	131,511	128,069
Term B11 9.666% (SOFR + 4.250%) due 08/19/28 §	1,940,991	1,898,936
Castlelake Aviation Ltd. Term B 8.421% (SOFR + 2.750%) due 10/22/26 §	1,061,960	1,062,042
Citadel Securities LP Term B 7.816% (SOFR + 2.500%) due 07/29/30 §	156,948	156,826

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Deerfield Dakota Holding LLC Term B 9.140% (SOFR + 3.750%) due 04/09/27 §	$1,303,833	$1,276,670
Setanta Aircraft Leasing DAC Term B (Ireland) 7.652% (SOFR + 2.000%) due 11/05/28 §	2,290,000	2,292,505
VFH Parent LLC Term B 8.418% (SOFR + 3.000%) due 01/13/29 §	1,574,100	1,566,229

		10,949,012

Industrial - 0.3%
Ali Group North America Corp. Term B 7.431% (SOFR + 2.000%) due 07/30/29 §	894,049	894,328
Brown Group Holding LLC Term B 8.068% (SOFR + 2.750%) due 06/07/28 §	2,231,198	2,215,659
Genesee & Wyoming, Inc. 7.490% (SOFR + 2.000%) due 12/30/26 §	1,799,990	1,800,597
GFL Environmental, Inc. Term B (Canada) 7.823% (SOFR + 2.500%) due 05/31/27 § ±	54,808	54,843
II-VI, Inc. Term B 8.181% (SOFR + 2.750%) due 07/02/29 §	1,378,018	1,378,879

		6,344,306

Technology - 0.4%
AthenaHealth Group, Inc. Term B 8.568% (SOFR + 3.250%) due 02/15/29 §	1,262,399	1,241,359
Cloudera, Inc. Term B 9.166% (SOFR + 3.750%) due 10/08/28 §	711,488	703,662
Dcert Buyer, Inc. Term B 9.316% (SOFR + 4.000%) due 10/16/26 §	2,489,348	2,477,536
Magenta Buyer LLC 10.631% (SOFR + 5.000%) due 07/27/28 §	511,689	384,132
Peraton Corp. Term B 9.166% (SOFR + 3.750%) due 02/01/28 §	3,267,089	3,262,665

		8,069,354

Total Senior Loan Notes (Cost $63,355,153)		62,002,962

MORTGAGE-BACKED SECURITIES - 43.4%
Collateralized Mortgage Obligations - Commercial - 5.6%
280 Park Avenue Mortgage Trust 6.510% (SOFR + 0.930%) due 09/15/34 § ~	1,340,000	1,304,362
Bank 2019-BN17(IO) 1.159% due 04/15/52 §	35,756,448	1,531,259
BANK 2019-BNK22 2.978% due 11/15/62	1,200,000	1,014,649
BANK 2023-BNK45 5.203% due 02/15/56	2,040,000	1,931,068
BANK 2023-BNK46 5.745% due 08/15/56	1,050,000	1,043,298
BBCCRE Trust 4.715% due 08/10/33 § ~	4,965,000	3,694,050
Benchmark Mortgage Trust 6.363% due 07/15/56 §	470,000	475,739

	Principal Amount	Value
BHMS Mortgage Trust 6.879% (SOFR + 1.547%) due 07/15/35 § ~	$3,500,000	$3,458,532
BX Commercial Mortgage Trust
6.297% (SOFR + 0.964%) due 11/15/38 § ~	2,480,000	2,435,529
11.203% (SOFR + 5.871%) due 06/15/40 § ~	4,110,000	4,115,082
BX Trust 5.045% due 02/15/28 ~	1,240,000	1,167,956
CENT Trust 7.952% (SOFR + 2.620%) due 09/15/28 § ~	1,240,000	1,242,754
Citigroup Commercial Mortgage Trust
2.896% due 11/15/49	1,835,476	1,674,610
4.175% due 07/10/47 §	1,970,000	1,839,917
Commercial Mortgage Trust
4.300% due 10/10/46	510,000	447,335
4.737% due 08/15/45 § ~	1,075,161	976,689
4.762% due 10/10/46 §	450,000	324,173
5.112% due 10/10/46 §	220,000	82,645
Commercial Mortgage Trust (IO) 1.022% due 10/15/45 §	192,392	9
Credit Suisse Mortgage Capital Certificates 8.030% (SOFR + 2.697%) due 05/15/36 § ~	5,416,524	5,339,488
Credit Suisse Mortgage Trust
3.953% due 09/15/37 ~	6,800,000	5,821,947
4.373% due 09/15/37 ~	1,700,000	913,471
10.794% (PRIME + 2.294%) due 07/15/32 § ~	3,750,000	3,448,146
CSMC Trust 8.028% (SOFR + 2.695%) due 06/15/39 § ~	1,830,000	1,818,935
DBJPM Mortgage Trust 2.890% due 08/10/49	2,010,000	1,830,153
Fannie Mae
2.232% due 02/25/27	2,002,033	1,856,769
2.560% due 09/25/29	964,060	847,500
2.720% due 10/25/31 §	366,686	309,175
3.209% due 04/25/28 §	70,930	65,435
Fannie Mae (IO) 0.671% due 06/25/29 §	9,344,821	233,256
Fannie Mae - Aces
2.500% due 10/25/37	422,794	351,563
3.061% due 05/25/27 §	476,628	443,300
3.894% due 08/25/32 §	600,000	537,897
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates (IO)
0.419% due 05/25/33 §	19,999,700	458,771
0.488% due 06/25/32 §	18,314,256	495,664
0.810% due 12/25/30 §	22,410,751	902,409
Federal Home Loan Mortgage Corp. Multifamily WI Certificates 4.500% due 12/25/33	500,000	469,014
Freddie Mac (IO)
0.578% due 02/25/36 §	4,982,724	187,665
0.653% due 12/25/27 §	5,971,270	115,508
0.867% due 03/25/28 §	6,081,661	139,809
1.666% due 08/27/28 §	4,000,000	260,528
Freddie Mac Multifamily Structured
Pass-Through Certificates
0.123% due 07/25/33 §	16,000,000	252,275
0.495% due 12/25/31 §	29,926,588	680,998
1.558% due 04/25/30	900,000	721,949
3.000% due 09/25/29	100,000	89,285
4.412% due 03/25/30	500,000	478,371
Freddie Mac Multifamily Structured
Pass-Through Certificates (IO)
0.352% due 06/25/54 §	22,527,180	412,734
0.403% due 03/25/32 §	6,895,883	144,118

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
0.450% due 04/25/55 §	$13,200,447	$322,424
0.612% due 03/25/31 §	16,862,143	498,121
0.746% due 10/25/26 §	16,555,278	246,679
1.014% due 06/25/29 §	7,211,919	290,774
1.283% due 06/25/29 §	6,050,000	338,776
1.365% due 06/25/27 §	1,448,086	36,359
1.410% due 07/25/26 §	4,945,670	138,712
1.477% due 01/25/30 §	3,479,055	232,661
Government National Mortgage Association
1.450% due 01/16/63	2,396,331	1,731,901
1.850% due 02/16/61	1,700,000	766,773
2.000% due 06/16/64	5,999,692	4,289,145
2.200% due 10/16/63	2,000,000	1,375,264
2.839% due 11/16/47 §	894,131	771,406
3.000% due 10/16/64 §	2,900,000	1,986,961
Government National Mortgage Association (IO)
0.062% due 10/16/48 §	4,498,162	6,181
0.325% due 01/16/53 §	24,413,076	164,276
0.448% due 08/16/58 §	1,226,077	29,298
0.504% due 12/16/59 §	1,837,085	61,981
0.506% due 04/16/57 §	1,598,070	45,119
0.526% due 02/16/59 §	1,854,591	56,152
0.567% due 01/16/63 §	4,873,805	234,942
0.570% due 11/16/47 §	7,860,467	112,219
0.571% due 02/16/62 §	3,408,930	167,286
0.592% due 07/16/58 §	1,019,268	28,911
0.611% due 06/16/64 §	5,999,692	368,650
0.640% due 02/16/61 §	2,132,462	106,124
0.665% due 11/16/55 §	6,564,612	166,547
0.805% due 01/16/61 §	12,272,863	704,769
0.826% due 05/16/63 §	4,614,870	269,606
0.840% due 05/16/60 §	1,744,558	95,709
0.870% due 10/16/62 §	2,709,937	162,798
0.913% due 11/16/60 §	5,629,863	336,602
1.422% due 10/16/60 §	30,354,402	2,645,234
GS Mortgage Securities Corp. Trust
6.598% (SOFR + 1.264%) due 05/15/26 § ~	2,360,000	2,087,774
7.248% (SOFR + 1.914%) due 09/15/31 § ~	3,814,234	3,186,247
GS Mortgage Securities Trust
3.164% due 05/10/50	3,038,756	2,787,822
3.777% due 05/10/50 §	3,880,000	3,647,621
4.160% due 05/10/50 §	550,000	498,478
5.161% due 11/10/46 §	759,703	754,800
JP Morgan Chase Commercial
Mortgage Securities Trust
2.822% due 08/15/49	3,400,000	3,081,363
4.776% due 08/15/48 §	2,470,000	2,064,027
5.032% due 01/15/47 §	510,000	462,295
6.561% due 02/15/51 §	5,685	5,101
Med Trust 10.697% (SOFR + 5.364%) due 11/15/38 § ~	3,134,955	2,976,585
MHC Commercial Mortgage Trust 6.247% (SOFR + 0.915%) due 04/15/38 § ~	1,143,889	1,129,306
ML-CFC Commercial Mortgage Trust
5.450% due 08/12/48 §	423,626	107,035
5.450% due 08/12/48 § ~	53,488	13,514
6.193% due 09/12/49 §	40,423	38,809
Ready Capital Mortgage Financing LLC
6.634% (SOFR + 1.314%) due 11/25/36 § ~	4,097,663	4,051,745
7.787% (SOFR + 2.467%) due 06/25/37 § ~	799,277	801,464
SG Commercial Mortgage Securities Trust 2.779% due 10/10/48	1,120,000	1,037,511
SHOW Trust 8.314% (SOFR + 2.984%) due 01/15/27 § ~	1,250,000	1,253,112

	Principal Amount	Value
SLG Office Trust 2.585% due 07/15/41 ~	$1,280,000	$1,000,885
Waterfall Commercial Mortgage Trust 4.104% due 01/14/26 § ~	320,044	305,543
WFRBS Commercial Mortgage Trust
4.204% due 11/15/47 §	3,830,000	3,294,418
4.723% due 03/15/47 §	340,000	318,199
WFRBS Commercial Mortgage Trust (IO) 1.110% due 03/15/47 §	5,296,942	7,840

		112,085,643

Collateralized Mortgage Obligations - Residential - 6.7%
Adjustable Rate Mortgage Trust
3.892% due 10/25/35 §	1,132,286	966,256
5.934% (SOFR + 0.614%) due 03/25/36 §	332,496	94,526
Alternative Loan Trust
4.985% (16.688% - SOFR) due 06/25/35 §	2,043,535	1,445,913
6.000% due 03/25/27	9,580	9,309
6.500% due 09/25/36	972,480	538,248
6.863% (28.142% - SOFR) due 07/25/36 §	705,087	501,857
Angel Oak Mortgage Trust 4.750% due 09/26/67 § ~	4,721,343	4,515,689
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.614% (SOFR + 0.294%) due 08/25/47 § ~	117,565	96,834
CHL Mortgage Pass-Through Trust
5.500% due 07/25/35	407,029	185,250
5.750% due 02/25/37	3,080,430	1,468,750
Citigroup Mortgage Loan Trust, Inc.
4.246% due 04/25/37 §	195,703	173,582
6.500% due 10/25/36 § ~	1,263,343	685,504
Connecticut Avenue Securities Trust
7.479% (SOFR + 2.164%) due 01/25/40 § ~	1,029,033	1,033,253
7.529% (SOFR + 2.214%) due 10/25/39 § ~	187,737	188,039
9.529% (SOFR + 4.214%) due 09/25/31 § ~	1,010,000	1,057,058
Credit Suisse Mortgage Trust
2.000% due 01/25/60 ~	1,377,320	1,158,135
3.500% due 02/25/48 § ~	6,700,353	5,769,084
CSMC Trust
1.101% due 05/25/66 § ~	1,565,225	1,263,483
2.962% due 07/25/57 § ~	9,880,000	8,621,604
8.815% (SOFR + 3.500%) due 10/25/66 § ~	4,796,446	4,667,810
Fannie Mae
2.000% due 04/25/41 - 04/25/50	4,543,642	3,768,535
3.000% due 11/25/42	1,054,418	918,799
4.000% due 07/25/40	1,715,924	1,662,242
5.779% (SOFR + 0.464%) due 05/25/34 §	158,470	156,745
6.000% due 05/25/42	427,626	434,092
6.500% due 06/25/39	16,893	17,015
7.000% due 05/25/42	170,665	179,737
Fannie Mae (IO)
0.000% due 08/25/44 - 08/25/55 §	1,493,421	66,190
0.483% due 10/25/35 §	145,575	8,382
0.721% (6.036% - SOFR) due 09/25/41 - 08/25/45 §	3,873,086	262,949
0.729% due 03/25/36 §	87,008	4,512
1.051% (6.366% - SOFR) due 04/25/40 §	230,351	19,919
1.171% (6.486% - SOFR) due 07/25/42 §	152,827	14,036
1.221% (6.536% - SOFR) due 03/25/42 §	544,924	28,941

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
1.299% due 07/25/36 §	$152,824	$13,254
2.500% due 08/25/50 - 02/25/51	3,122,271	486,256
3.000% due 11/25/26 - 09/25/32	1,457,672	62,780
3.500% due 07/25/28 - 11/25/41	886,848	105,226
4.000% due 11/25/41	987,072	179,887
4.500% due 11/25/39	132,027	24,583
5.000% due 01/25/38 - 01/25/39	357,208	66,224
5.000% due 01/25/39 §	90,282	17,969
5.500% due 01/25/39 §	86,204	18,671
5.644% due 12/25/36 §	659,844	47,922
6.000% due 01/25/38 - 07/25/38	371,014	80,350
Fannie Mae (PO) due 03/25/42	71,466	62,631
Fannie Mae Connecticut Avenue Securities
10.429% (SOFR + 5.114%) due 11/25/24 §	19,042	19,109
10.679% (SOFR + 5.364%) due 10/25/23 §	559,911	563,637
Fannie Mae REMICS
2.000% due 08/25/50 - 04/25/51	3,459,278	2,586,032
2.500% due 02/25/44	3,819,149	3,102,878
Freddie Mac
3.000% due 08/15/48	340,235	288,930
4.000% due 04/25/52	1,200,000	1,023,826
5.000% due 02/15/30	522,116	516,362
6.000% due 05/15/36	774,483	787,047
6.428% (SOFR + 1.114%) due 02/15/32 §	26,002	24,918
7.115% (SOFR + 1.800%) due 01/25/51 § ~	2,072,393	2,066,455
7.729% (SOFR + 2.414%) due 01/25/50 § ~	2,570,000	2,586,783
Freddie Mac (IO)
0.000% due 04/15/41 §	485,693	20,924
0.250% due 01/15/38 §	42,569	381
0.522% (5.836% - SOFR) due 10/15/41 §	402,401	27,686
0.572% (5.886% - SOFR) due 05/15/44 §	2,174,458	157,847
0.602% (5.916% - SOFR) due 09/15/37 §	599,433	36,700
0.622% (5.936% - SOFR) due 08/15/39 §	565,483	34,737
0.802% (6.116% - SOFR) due 01/15/40 §	102,315	7,281
0.822% (6.136% - SOFR) due 09/15/42 §	350,409	23,325
0.862% (6.176% - SOFR) due 11/15/36 §	198,922	13,781
2.000% due 10/25/50	2,077,515	273,559
2.500% due 05/25/49 - 01/25/51	11,300,442	1,723,820
3.000% due 12/15/31	270,888	12,953
3.500% due 06/15/27 - 04/15/43	777,384	57,065
4.000% due 04/15/43	46,707	1,537
Freddie Mac REMICS 3.000% due 09/15/44	2,357,142	1,950,516
Freddie Mac REMICS (IO) 2.000% due 03/25/51	5,094,920	589,366
Freddie Mac STACR Trust 7.279% (SOFR + 1.964%) due 02/25/50 § ~	1,571,410	1,574,735
Freddie Mac Structured Agency Credit Risk Debt Notes 14.779% (SOFR + 9.464%) due 04/25/28 §	2,830,553	3,094,401
Government National Mortgage Association
1.250% due 07/20/50	1,217,043	909,917
2.500% due 10/20/51 - 01/20/52	2,685,854	2,113,075
2.750% due 03/20/48	479,602	411,003
3.000% due 07/20/49	2,193,900	1,880,891
4.941% (SOFR + 0.564%) due 07/20/70 §	481,617	467,228

	Principal Amount	Value
5.531% (SOFR + 0.614%) due 07/20/70 §	$534,980	$521,075
5.732% (SOFR + 0.414%) due 02/20/68 - 07/20/68 §	1,410,619	1,396,849
5.832% (SOFR + 0.514%) due 08/20/70 §	127,138	125,557
5.932% (SOFR + 0.614%) due 03/20/61 §	511,520	509,534
6.443% (SOFR + 1.114%) due 05/20/60 §	138,621	138,861
Government National Mortgage Association (IO)
0.000%) due 11/20/42 §	120,085	3,440
0.655% (5.986% - SOFR) due 08/16/42 §	396,041	32,150
0.705% (6.036% - SOFR) due 06/16/43 §	337,927	10,127
0.755% (6.086% - SOFR) due 10/16/42 §	537,993	43,065
1.041% (6.366% - SOFR) due 04/20/40 §	55,961	5,181
1.111% (6.436% - SOFR) due 06/20/40 §	1,091,067	102,644
1.155% (6.486% - SOFR) due 04/16/42 §	1,075,086	114,982
1.211% (6.536% - SOFR) due 01/20/40 §	10,010	52
2.000% due 12/20/50	7,231,891	781,625
2.500% due 08/20/50 - 05/20/51	23,706,209	3,192,875
3.500% due 04/20/27 - 04/20/50	3,053,161	502,001
4.000% due 04/16/45	586,333	112,520
5.000% due 10/20/44	2,819,434	591,744
GS Mortgage-Backed Securities Trust 4.000% due 05/25/62 § ~	1,744,814	1,491,050
Impac CMB Trust 5.954% (SOFR + 0.634%) due 11/25/35 §	893,632	778,536
IndyMac INDX Mortgage Loan Trust
4.251% due 01/25/36 §	7,326,358	6,608,041
5.954% (SOFR + 0.634%) due 06/25/35 §	814,828	638,563
JP Morgan Mortgage Trust
3.500% due 09/25/48 § ~	723,815	622,225
3.500% due 10/25/48 § ~	1,530,600	1,312,190
5.827% due 08/25/35 §	250,848	233,546
Legacy Mortgage Asset Trust
1.750% due 04/25/61 § ~	1,836,156	1,704,690
2.250% due 07/25/67 § ~	3,443,897	3,194,240
Lehman Mortgage Trust
5.500% (SOFR + 0.864%) due 12/25/35 §	2,692,123	1,264,495
6.000% due 05/25/37	15,235	14,732
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	2,689	1,957
Merrill Lynch Mortgage Investors Trust 4.415% due 06/25/35 §	435,508	407,105
Morgan Stanley Mortgage Loan Trust
4.242% due 07/25/34 §	116,299	111,279
4.627% due 07/25/35 §	450,243	372,007
Morgan Stanley Resecuritization Trust 4.230% (US FED + 0.710%) due 12/27/46 § ~	5,055,662	4,358,475
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	992,688	874,819
New Residential Mortgage Loan Trust 4.000% due 05/25/57 § ~	1,677,082	1,533,514
PMT Credit Risk Transfer Trust 9.182% (SOFR + 3.864%) due 05/30/25 § ~	3,973,812	3,972,952
PRKCM Trust 2.071% due 11/25/56 § ~	1,941,783	1,587,611

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
RAAC Trust 6.000% due 09/25/34	$8,416	$7,802
Radnor RE Ltd. (Bermuda) 8.015% (SOFR + 2.700%) due 12/27/33 § ~	8,010,000	8,130,375
Residential Asset Securitization Trust
5.934% (SOFR + 0.614%) due 07/25/36 §	306,312	223,224
6.000% due 08/25/36	681,743	415,955
Structured Adjustable Rate Mortgage Loan Trust
4.169% due 05/25/36 §	1,089,650	681,212
4.360% due 08/25/36 §	2,565,031	1,786,866
Verus Securitization Trust
4.910% due 06/25/67 § ~	1,589,275	1,539,501
6.743% due 03/25/68 § ~	3,802,476	3,780,940
WaMu Mortgage Pass-Through Certificates Trust
3.523% due 10/25/36 §	382,012	338,309
4.554% due 07/25/37 §	1,385,923	1,265,928
5.626% (US FED + 1.000%) due 08/25/46 §	3,290,273	2,990,292
5.684% due 09/25/33 §	54,824	50,496
Washington Mutual Mortgage Pass
-Through Certificates Trust
5.326% (US FED + 0.700%) due 01/25/47 §	3,037,038	2,409,451
6.000% due 07/25/36	357,762	241,022

		135,224,418

Fannie Mae - 15.2%
due 10/01/52 #	300,000	238,160
due 10/01/53 #	3,400,000	3,415,672
due 10/01/53 #	7,600,000	7,500,844
due 10/01/53 #	6,400,000	6,185,250
due 10/01/53 #	14,700,000	11,184,633
due 10/01/53 #	200,000	165,398
due 10/01/53 #	500,000	430,039
due 10/01/53 #	3,400,000	3,207,953
1.500% due 01/01/42 - 03/01/51	4,378,020	3,187,233
2.000% due 06/01/41 - 03/01/52	66,590,934	51,873,034
2.149% due 02/01/32 §	716,171	571,474
2.500% due 03/01/38 - 09/01/61	64,368,092	51,652,355
2.810% due 04/01/25	130,000	124,678
2.930% due 06/01/30	243,650	214,677
3.000% due 07/01/35 - 03/01/52	58,821,961	49,793,868
3.200% due 02/01/29	88,613	80,899
3.250% due 05/01/29	173,369	157,844
3.345% due 06/01/32	300,000	261,087
3.450% due 03/01/29	151,231	139,404
3.500% due 12/01/34 - 06/01/52	40,046,125	35,150,770
3.800% due 06/01/30	2,200,000	2,024,539
3.850% due 08/01/32	400,000	355,378
3.900% due 08/01/32	500,000	445,992
4.000% due 10/01/42 - 06/01/57	25,477,682	23,017,233
4.060% due 07/01/32	600,000	542,326
4.310% due 02/01/30	800,000	761,174
4.420% due 04/01/33	199,254	186,644
4.490% due 06/01/28	1,600,000	1,553,002
4.500% due 04/01/31 - 08/01/58	18,390,977	17,164,008
4.680% due 07/01/33	100,000	95,842
4.740% due 06/01/30	400,000	383,869
4.830% due 09/01/28	1,600,000	1,576,473
4.880% due 09/01/28	400,000	395,006
5.000% due 01/01/39 - 05/01/53	8,746,087	8,389,937
5.340% due 09/01/28	300,000	302,365
5.500% due 04/01/37 - 09/01/53	12,710,422	12,324,118
6.000% due 07/01/41 - 07/01/53	6,248,031	6,203,494
6.500% due 05/01/40 - 02/01/53	2,885,855	2,934,538
7.000% due 02/01/39	367,253	381,992

		304,573,202

	Principal Amount	Value
Freddie Mac - 8.7%
1.500% due 11/01/40 - 02/01/51	$13,323,241	$10,245,572
2.000% due 09/01/41 - 02/01/52	47,725,688	37,511,107
2.105% (UST + 1.285%) due 03/01/47 §	601,118	566,343
2.500% due 04/01/41 - 04/01/52	58,906,086	47,442,737
2.871% (RFUCC + 1.619%) due 11/01/47 §	1,637,863	1,550,800
3.000% due 05/01/42 - 04/01/52	12,202,852	10,295,638
3.005% (RFUCC + 1.628%) due 11/01/48 §	4,543,178	4,215,658
3.097% (RFUCC + 1.621%) due 02/01/50 §	1,682,563	1,586,729
3.500% due 01/01/38 - 06/01/52	9,956,925	8,651,067
4.000% due 10/01/42 - 02/01/53	21,171,446	19,215,716
4.500% due 12/01/43 - 12/01/52	11,916,777	11,138,530
4.600% due 02/01/30	700,000	665,422
5.000% due 12/01/35 - 06/01/53	6,825,354	6,522,668
5.500% due 08/01/37 - 07/01/53	9,676,408	9,390,608
6.000% due 10/01/36 - 12/01/52	1,815,234	1,837,155
6.500% due 09/01/39 - 05/01/53	4,104,418	4,148,815
7.000% due 03/01/39	101,280	107,061

		175,091,626

Government National Mortgage Association - 7.2%
due 10/20/53 #	100,000	79,074
due 10/20/53 #	600,000	508,594
due 10/20/53 #	10,700,000	10,139,922
due 10/20/53 #	7,300,000	7,084,422
due 10/20/53 #	7,100,000	7,035,656
due 10/20/53 #	400,000	402,281
2.000% due 02/20/51	4,438,654	3,522,733
2.500% due 08/20/50 - 02/20/53	21,329,724	17,345,270
3.000% due 09/15/42 - 04/20/53	42,094,194	35,759,634
3.500% due 06/20/44 - 02/20/53	21,541,590	19,025,375
4.000% due 02/20/33 - 04/20/53	14,662,917	13,386,654
4.500% due 01/20/40 - 09/20/52	15,400,150	14,428,114
5.000% due 01/15/40 - 03/20/53	12,546,961	12,034,150
5.500% due 06/15/36 - 02/20/53	2,577,977	2,517,803
5.769% (RFUCC + 0.622%) due 08/20/60 §	225,493	224,679
6.000% due 06/20/35 - 03/20/42	1,846,721	1,912,387
6.500% due 10/20/37	255,670	266,506

		145,673,254

Total Mortgage-Backed Securities (Cost $970,194,807)		872,648,143

ASSET-BACKED SECURITIES - 3.1%
Automobile Sequential - 0.3%
Avis Budget Rental Car Funding AESOP LLC
5.780% due 04/20/28 ~	4,140,000	4,105,732
6.020% due 02/20/30 ~	1,780,000	1,774,781
Ent Auto Receivables Trust 6.260% due 11/15/29 ~	1,010,000	1,011,027

		6,891,540

Home Equity Other - 0.0%
Citigroup Mortgage Loan Trust, Inc. 5.504% (SOFR + 0.184%) due 05/25/37 §	141,819	92,072

Manufactured Housing Other - 0.2%
Origen Manufactured Housing Contract Trust 6.850% due 10/15/37 §	2,156,916	1,942,378
7.134% due 04/15/37 §	1,452,709	1,332,903

		3,275,281

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Other Asset-Backed Securities - 2.6%
ACRES Commercial Realty Ltd. 6.647% (SOFR + 1.314%) due 06/15/36 § ~	$2,202,966	$2,149,494
Arbor Realty Commercial Real Estate Notes Ltd. 6.797% (SOFR + 1.464%) due 11/15/36 § ~	3,107,000	3,075,514
College Ave Student Loans LLC 3.280% due 12/28/48 ~	1,241,602	1,141,981
College Avenue Student Loans LLC 6.834% (SOFR + 1.514%) due 12/28/48 § ~	1,484,425	1,479,353
Credit Suisse European Mortgage Capital Ltd. (Ireland) 8.531% (USD LIBOR + 2.900%) due 08/09/24 § ~	3,968,250	3,862,638
Credit-Based Asset Servicing & Securitization LLC 6.214% (SOFR + 0.894%) due 07/25/33 §	533,415	506,821
DB Master Finance LLC 2.791% due 11/20/51 ~	2,308,875	1,786,189
ECMC Group Student Loan Trust 6.779% (SOFR + 1.464%) due 07/26/66 § ~	3,458,785	3,454,818
Fannie Mae Grantor Trust 2.898% due 06/25/27	535,995	491,271
FNA VI LLC 1.350% due 01/10/32 ~	1,710,082	1,560,445
Foundation Finance Trust 1.270% due 05/15/41 ~	1,574,593	1,389,528
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	460,720	424,073
GoodLeap Sustainable Home Solutions Trust 1.930% due 07/20/48 ~	1,827,780	1,345,527
Hildene Community Funding CDO Ltd. (Cayman) 2.600% due 11/01/35 ~	4,572,965	3,768,323
Magnolia Finance X DAC (Ireland) 3.980% due 08/13/24	4,146,231	4,026,612
MF1 Ltd. (Cayman) 6.677% (SOFR + 1.350%) due 02/19/37 § ~	3,655,000	3,609,605
National Collegiate Student Loan Trust 5.794% (USD LIBOR + 0.360%) due 01/26/32 §	1,200,000	925,473
Navient Private Education Refi Loan Trust 1.690% due 05/15/69 ~	2,911,077	2,611,690
Oak Street Investment Grade Net Lease Fund 1.850% due 11/20/50 ~	4,211,111	3,737,941
SBA Small Business Investment Cos. 3.548% due 09/10/28	437,821	401,987
SMB Private Education Loan Trust 1.390% due 01/15/53 ~	1,229,156	1,061,816
Stonepeak ABS 2.301% due 02/28/33 ~	5,386,805	4,889,878
Structured Asset Investment Loan Trust 6.434% (SOFR + 1.114%) due 10/25/33 §	176,326	178,903
Sunrun Vulcan Issuer LLC 2.460% due 01/30/52 ~	1,903,643	1,571,790
Thrust Engine Leasing DAC 4.163% due 07/15/40 ~	2,155,086	1,859,753

	Principal Amount	Value
United States Small Business Administration
2.690% due 07/01/44	$1,132,865	$953,352
2.980% due 04/01/39	622,030	551,121

		52,815,896

Total Asset-Backed Securities (Cost $67,553,149)		63,074,789

U.S. TREASURY OBLIGATIONS - 7.0%
U.S. Treasury Bonds - 4.9%
1.875% due 11/15/51 ‡	8,375,000	4,670,698
2.000% due 08/15/51	10,880,000	6,280,650
2.375% due 05/15/51 ‡	16,210,000	10,284,485
3.000% due 02/15/49	1,000,000	731,133
3.250% due 05/15/42	150,000	119,563
3.375% due 11/15/48	10,000	7,846
3.625% due 08/15/43	1,020,000	851,361
3.625% due 02/15/44 ‡	2,697,000	2,243,409
3.625% due 02/15/53	1,070,000	885,174
3.625% due 05/15/53 ‡	48,690,000	40,325,210
3.875% due 05/15/43	4,350,000	3,782,461
4.000% due 11/15/52 ‡	20,540,000	18,209,994
4.125% due 08/15/53	3,470,000	3,150,652
4.375% due 08/15/43	8,290,000	7,735,606

		99,278,242

U.S. Treasury Inflation Protected Securities - 1.0%
1.125% due 01/15/33 ^	21,826,636	19,726,813
1.500% due 02/15/53 ^	267,363	221,451

		19,948,264

U.S. Treasury Notes - 1.1%
3.875% due 08/15/33	1,040,000	982,800
4.000% due 07/31/30	600,000	578,062
4.125% due 08/31/30	21,140,000	20,522,316

		22,083,178

Total U.S. Treasury Obligations (Cost $171,653,484)		141,309,684

FOREIGN GOVERNMENT BONDS & NOTES - 6.3%
Argentine Republic Government (Argentina)
0.750% due 07/09/30	1,114,820	319,766
1.000% due 07/09/29	412,501	115,501
3.500% due 07/09/41 §	4,140,000	1,069,305
Brazilian Government (Brazil)
4.625% due 01/13/28	580,000	558,510
4.750% due 01/14/50	3,780,000	2,624,429
5.000% due 01/27/45	4,390,000	3,260,739
5.625% due 01/07/41	560,000	469,697
5.625% due 02/21/47	3,600,000	2,865,219
Colombia Government (Colombia)
3.250% due 04/22/32	1,810,000	1,304,816
4.125% due 02/22/42	1,850,000	1,125,120
5.625% due 02/26/44	2,180,000	1,566,446
Indonesia Government (Indonesia)
4.350% due 01/11/48	770,000	614,198
4.750% due 07/18/47 ~	400,000	342,986
Indonesia Treasury (Indonesia)
6.375% due 04/15/32	IDR 37,919,000,000	2,395,828
6.500% due 02/15/31	254,574,000,000	16,174,632
7.000% due 05/15/27	70,468,000,000	4,628,683
Israel Government International (Israel) 2.750% due 07/03/30	$1,290,000	1,098,523

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Kenya Government (Kenya)
6.300% due 01/23/34 ~	$2,870,000	$1,916,950
7.250% due 02/28/28 ~	510,000	411,733
Mexican Bonos (Mexico)
7.750% due 11/23/34	MXN 346,790,000	16,974,453
7.750% due 11/13/42	660,067,500	30,527,293
8.000% due 11/07/47	346,070,000	16,349,834
8.500% due 05/31/29	55,030,000	2,954,869
10.000% due 12/05/24	28,960,000	1,642,617
Mexico Government (Mexico)
4.600% due 02/10/48	$3,370,000	2,467,391
5.750% due 10/12/10	1,450,000	1,156,802
Nigeria Government (Nigeria)
6.500% due 11/28/27 ~	650,000	543,868
7.143% due 02/23/30 ~	750,000	593,421
Panama Government (Panama)
2.252% due 09/29/32	2,630,000	1,910,061
4.500% due 04/01/56	1,230,000	813,234
Paraguay Government (Paraguay) 3.849% due 06/28/33 ~	790,000	652,570
Peruvian Government (Peru)
2.783% due 01/23/31	1,600,000	1,314,214
5.625% due 11/18/50	950,000	881,347
Provincia de Buenos Aires (Argentina) 6.375% due 09/01/37 § ~	4,542,772	1,495,230
Provincia de Buenos Aires/Government Bonds (Argentina) 6.375% due 09/01/37 § ~	430,000	141,532
Russian Federal (Russia)
6.900% due 05/23/29 * Y	RUB 41,030,000	144,562
7.050% due 01/19/28 * Y	456,293,000	1,607,664
7.700% due 03/16/39 * Y	238,050,000	629,044
State of Israel (Israel) 3.375% due 01/15/50	$990,000	659,942

Total Foreign Government Bonds & Notes (Cost $155,133,217)		126,323,029

SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $5,121,715; collateralized by U.S. Treasury Notes: 1.375% due 11/15/31 and value $5,222,047)	5,119,603	5,119,603

Total Short-Term Investments (Cost $5,119,603)		5,119,603

TOTAL INVESTMENTS - 100.9% (Cost $2,308,751,625)		2,028,358,724

DERIVATIVES - 0.5%		9,389,646

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(28,240,228)

NET ASSETS - 100.0%		$2,009,508,142

Notes to Schedule of Investments

(a)	As of September 30, 2023, investments with a total aggregate value of $2,381,270 or 0.1% of the Fund’s net assets were in default.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

(b)	As of September 30, 2023, open futures contracts outstanding were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes	12/23	2,855	$303,429,258	$300,801,015	($2,628,243)
CBOT U.S. Long Bond	12/23	2,131	254,954,427	242,467,843	(12,486,584)
CBOT Ultra 10 Year U.S. Treasury Notes	12/23	386	44,270,043	43,063,125	(1,206,918)
CME 3 Month USD SOFR	03/25	937	224,642,344	223,497,925	(1,144,419)
CME 3 Month USD SOFR	06/25	91	21,765,803	21,770,612	4,809
CME 3 Month USD SOFR	03/26	1,692	406,672,855	406,270,350	(402,505)
CME Australian Dollar Currency	12/23	159	10,231,445	10,263,450	32,005
CME British Pound Currency	12/23	63	4,908,842	4,807,688	(101,154)
CME Euro Currency	12/23	307	41,306,274	40,725,468	(580,806)
CME Japanese Yen Currency	12/23	418	36,064,314	35,412,438	(651,876)
CME Mexican Peso Currency	12/23	1,050	29,650,396	29,778,000	127,604
CME Ultra Long Term U.S. Treasury Bond	12/23	1,287	163,058,056	152,750,813	(10,307,243)
Eurex 10 Year Euro BUND	12/23	49	6,838,327	6,664,228	(174,099)
Eurex 5 Year Euro BOBL	12/23	77	9,501,626	9,423,006	(78,620)
Eurex French Government Bond	12/23	118	15,731,862	15,369,879	(361,983)
ICE Long Gilt	12/23	181	20,725,971	20,794,114	68,143

					(29,891,889)

Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes	12/23	699	141,942,019	141,694,945	247,074
CBOT 10 Year U.S. Treasury Notes	12/23	4,530	498,640,709	489,523,125	9,117,584
CBOT 30 Day Federal Funds	10/23	89	35,109,452	35,110,527	(1,075)
CME 3 Month USD SOFR	12/23	1,628	385,450,360	385,144,100	306,260
CME 3 Month USD SOFR	03/24	2,356	561,655,340	556,899,500	4,755,840
CME 3 Month USD SOFR	06/24	1,245	294,610,253	294,520,313	89,940
CME Canadian Dollar Currency	12/23	38	2,801,303	2,805,730	(4,427)
Eurex 30 Year Euro BUXL	12/23	72	10,041,924	9,314,289	727,635
TSE Japanese 10 Year Bond	12/23	57	55,692,365	55,291,221	401,144

					15,639,975

Total Futures Contracts					($14,251,914)

(c)	As of September 30, 2023, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	58,103,161	USD	38,774,900	10/23	BNP	$-	($1,396,936)
AUD	5,780,000	USD	3,794,543	11/23	MSC	-	(74,102)
CAD	47,774,567	USD	36,048,123	10/23	BNP	-	(866,158)
INR	347,679,333	USD	4,207,156	10/23	MSC	-	(27,338)
JPY	3,521,104,936	USD	25,202,523	10/23	MSC	-	(1,576,619)
MXN	38,787,000	USD	2,193,835	10/23	BOA	28,499	-
MXN	128,853,000	USD	7,343,758	10/23	GSC	46,197	-
MXN	179,229,803	USD	10,428,249	10/23	MSC	-	(157,975)
NOK	125,617,894	EUR	10,831,062	10/23	BNP	290,103	-
USD	3,773,265	AUD	5,750,000	11/23	JPM	72,134	-
USD	14,395,982	CAD	19,328,344	10/23	BNP	162,276	-
USD	20,629,107	CNH	148,329,685	10/23	MSC	297,447	-
USD	31,937,326	EUR	28,925,070	10/23	MSC	1,335,010	-
USD	25,674,045	GBP	19,951,493	10/23	MSC	1,328,722	-
USD	24,035,982	IDR	362,847,182,811	10/23	JPM	601,887	-
USD	12,462,368	MXN	213,467,901	10/23	CIT	219,418	-
USD	38,511,391	MXN	664,773,770	10/23	GSC	474,707	-
USD	12,884,382	MXN	220,526,533	10/23	MSC	259,717	-
ZAR	57,802,295	USD	3,046,475	10/23	JPM	1,933	-

Total Forward Foreign Currency Contracts						$5,118,050	($4,099,128)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

(d)	As of September 30, 2023, purchased options outstanding were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Cost	Value
Put - MXN versus USD	MXN 17.13	10/04/23	GSC	$21,033,532	$281,429	$17,879
Put - AUD versus USD	$0.67	11/02/23	JPM	10,530,000	125,517	15,163

					$406,946	$33,042

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - CME Euro Currency (10/23)	$1.10	10/06/23	CME	27	$3,712,500	$20,642	$169
Call - CME Australian Dollar Currency (10/23)	64.50	10/06/23	CME	13	838,500	8,093	4,810
Call - CME Australian Dollar Currency (10/23)	65.00	10/06/23	CME	26	1,690,000	14,755	4,160
Call - CME Japanese Yen Currency (10/23)	69.50	10/06/23	CME	13	1,129,375	8,970	244
Call - CBOT 5 Year U.S. Treasury Notes (10/23)	105.25	10/06/23	CME	26	2,736,500	8,475	8,734
Call - CBOT 5 Year U.S. Treasury Notes (11/23)	105.25	10/27/23	CME	52	5,473,000	30,356	32,094
Call - CBOT 5 Year U.S. Treasury Notes (11/23)	105.50	10/27/23	CME	13	1,371,500	6,929	6,398
Call - CBOT 5 Year U.S. Treasury Notes (11/23)	106.00	10/27/23	CME	408	43,248,000	266,807	124,313
Call - CBOT 5 Year U.S. Treasury Notes (11/23)	106.25	10/27/23	CME	142	15,087,500	90,105	33,281
Call - CBOT 5 Year U.S. Treasury Notes (11/23)	106.50	10/27/23	CME	52	5,538,000	29,949	9,344
Call - CBOT 10 Year U.S. Treasury Notes (11/23)	108.25	10/27/23	CME	26	2,814,500	21,576	20,312
Call - CBOT 10 Year U.S. Treasury Notes (11/23)	108.50	10/27/23	CME	17	1,844,500	14,904	11,422
Call - CBOT 10 Year U.S. Treasury Notes (11/23)	110.50	10/27/23	CME	17	1,878,500	12,514	2,656
Call - CBOT U.S. Long Bond (11/23)	119.00	10/27/23	CME	70	8,330,000	100,059	18,594
Call - CBOT U.S. Long Bond (11/23)	120.00	10/27/23	CME	17	2,040,000	26,467	3,188

						660,601	279,719

Put - CME 1 Year Mid-Curve 3 Month SOFR (10/23)	97.00	10/13/23	CME	793	192,302,500	854,340	3,152,175
Put - CME 1 Year Mid-Curve 3 Month SOFR (12/23)	95.88	12/15/23	CME	416	99,710,000	374,399	608,400
Put - CME 1 Year Mid-Curve 3 Month SOFR (12/23)	96.00	12/15/23	CME	973	233,520,000	895,443	1,666,262

						2,124,182	5,426,837

Total Options on Futures						$2,784,783	$5,706,556

Total Purchased Options						$3,191,729	$5,739,598

(e)	As of September 30, 2023, premiums received, and value of written options outstanding were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Value
Put - MXN versus USD	MXN 17.07	10/10/23	BOA	$8,310,000	$61,328	($12,681)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - CBOT U.S. Long Bond (10/23)	$115.00	10/06/23	CME	18	$2,070,000	$10,969	($7,594)
Call - CBOT 5 Year U.S. Treasury Notes (11/23)	106.75	10/27/23	CME	104	11,102,000	47,758	(13,813)
Call - CBOT 5 Year U.S. Treasury Notes (11/23)	107.00	10/27/23	CME	17	1,819,000	6,877	(1,727)
Call - CBOT 5 Year U.S. Treasury Notes (11/23)	107.50	10/27/23	CME	86	9,245,000	45,539	(5,375)
Call - CBOT 10 Year U.S. Treasury Notes (11/23)	109.00	10/27/23	CME	26	2,834,000	12,346	(12,187)
Call - CBOT 10 Year U.S. Treasury Notes (11/23)	109.50	10/27/23	CME	87	9,526,500	44,709	(28,547)
Call - CBOT 10 Year U.S. Treasury Notes (11/23)	111.00	10/27/23	CME	103	11,433,000	83,056	(11,266)
Call - CBOT 10 Year U.S. Treasury Notes (11/23)	112.00	10/27/23	CME	17	1,904,000	7,408	(797)
Call - CBOT 10 Year U.S. Treasury Notes (11/23)	112.50	10/27/23	CME	86	9,675,000	41,523	(2,687)
Call - CBOT 10 Year U.S. Treasury Notes (11/23)	113.00	10/27/23	CME	104	11,752,000	51,523	(3,250)
Call - CBOT U.S. Long Bond (11/23)	115.00	10/27/23	CME	9	1,035,000	11,375	(11,531)
Call - CBOT U.S. Long Bond (11/23)	116.00	10/27/23	CME	44	5,104,000	41,705	(39,875)
Call - CBOT U.S. Long Bond (11/23)	117.00	10/27/23	CME	86	10,062,000	80,929	(52,406)
Call - CBOT U.S. Long Bond (11/23)	118.00	10/27/23	CME	6	708,000	2,614	(2,437)
Call - CBOT 10 Year U.S. Treasury Notes (12/23)	109.00	11/24/23	CME	26	2,834,000	20,877	(21,938)

						509,208	(215,430)

Put - CME 1 Year Mid-Curve 3 Month SOFR (10/23)	96.25	10/13/23	CME	793	190,815,625	290,785	(1,670,256)
Put - CME 1 Year Mid-Curve 3 Month SOFR (10/23)	96.50	10/13/23	CME	793	191,311,250	429,685	(2,160,925)
Put - CBOT 5 Year U.S. Treasury Notes (11/23)	106.00	10/27/23	CME	35	3,710,000	19,353	(33,086)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - CBOT 10 Year U.S. Treasury Notes (11/23)	$108.00	10/27/23	CME	87	$9,396,000	$61,021	($73,406)
Put - CBOT 10 Year U.S. Treasury Notes (11/23)	109.00	10/27/23	CME	17	1,853,000	12,314	(23,906)
Put - CBOT U.S. Long Bond (11/23)	111.00	10/27/23	CME	156	17,316,000	107,464	(134,062)
Put - CBOT U.S. Long Bond (11/23)	116.00	10/27/23	CME	52	6,032,000	60,848	(162,500)
Put - CBOT U.S. Long Bond (11/23)	118.00	10/27/23	CME	52	6,136,000	75,473	(239,688)
Put - CME 1 Year Mid-Curve 3 Month SOFR (12/23)	95.25	12/15/23	CME	832	198,120,000	331,053	(400,400)
Put - CME 1 Year Mid-Curve 3 Month SOFR (12/23)	95.38	12/15/23	CME	1,946	463,999,375	812,326	(1,228,413)

						2,200,322	(6,126,642)

Total Options on Futures						$2,709,530	($6,342,072)

Total Written Options						$2,770,858	($6,354,753)

(f)	As of September 30, 2023, swap agreements outstanding were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 09/30/23 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Apache Corp.	Q	1.000%	06/20/26	ICE	0.695%	$ 3,337,000	$26,894	($165,771)	$192,665
Apache Corp.	Q	1.000%	12/20/26	ICE	0.822%	8,446,000	47,246	(247,245)	294,491

							$74,140	($413,016)	$487,156

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.S41	Q	5.000%	12/20/28	ICE	$ 26,144,600	($294,132)	($187,143)	($106,989)

Credit Default Swaps on Credit Indices – Sell Protection (4)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.S41	Q	1.000%	12/20/28	ICE	$ 310,474,900	$3,885,531	$4,101,672	($216,141)

Total Credit Default Swaps						$3,665,539	$3,501,513	$164,026

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.000%	1 Day USD SOFR	A/ A	LCH	02/29/28	$108,980,000	($1,521,153)	($20,067)	($1,501,086)
4.180%	1 Day USD SOFR	A/ A	LCH	02/29/28	167,380,000	(1,178,427)	128,658	(1,307,085)
10.230%	Brazil CETIP Interbank	Z/ Z	CME	01/02/29	BRL 168,630,000	(1,002,180)	-	(1,002,180)
7.450%	28 Day MXN TIIE	L/ L	CME	07/18/29	MXN 331,270,000	(1,776,191)	231,686	(2,007,877)
7.440%	28 Day MXN TIIE	L/ L	CME	07/20/29	594,730,000	(3,198,123)	303,480	(3,501,603)

						($8,676,074)	$643,757	($9,319,831)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.410%	1 Day USD Fed Funds	Z/ Z	CME	01/31/24	$491,299,000	$18,065	$-	$18,065
2.850%	1 Day USD SOFR	A/ A	CME	02/15/29	27,350,000	2,332,672	76,991	2,255,681
3.270%	1 Day USD SOFR	A/ A	CME	04/30/29	19,902,000	1,216,675	118,951	1,097,724
3.850%	1 Day USD SOFR	A/ A	CME	06/30/29	11,482,000	327,332	(3,961)	331,293
0.641%	1 Day JPY TONAR	S/ S	CME	05/09/46	JPY 2,649,800,000	2,896,294	3,543	2,892,751
1.520%	1 Day USD SOFR	A/ A	CME	02/15/47	$16,888,000	6,953,707	(10,812)	6,964,519
2.600%	1 Day USD SOFR	A/ A	CME	02/15/48	11,792,000	2,925,509	1,338,839	1,586,670
3.050%	1 Day USD SOFR	A/ A	CME	02/15/48	33,779,000	5,983,666	1,199,231	4,784,435
3.150%	1 Day USD SOFR	A/ A	CME	05/15/48	29,222,000	4,604,517	(6,459,313)	11,063,830
2.500%	1 Day USD SOFR	A/ A	CME	04/21/52	5,275,000	1,418,967	20,337	1,398,630

						$28,677,404	($3,716,194)	$32,393,598

Total Interest Rate Swaps						$20,001,330	($3,072,437)	$23,073,767

Total Swap Agreements						$23,666,869	$429,076	$23,237,793

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

(g)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$757,880,514	$-	$757,880,514	$-
	Senior Loan Notes	62,002,962	-	61,948,119	54,843
	Mortgage-Backed Securities	872,648,143	-	872,648,143	-
	Asset-Backed Securities	63,074,789	-	63,074,789	-
	U.S. Treasury Obligations	141,309,684	-	141,309,684	-
	Foreign Government Bonds & Notes	126,323,029	-	126,323,029	-
	Short-Term Investments	5,119,603	-	5,119,603	-
	Derivatives:
	Credit Contracts
	Swaps	487,156	-	487,156	-
	Foreign Currency Contracts
	Futures	159,609	159,609	-	-
	Forward Foreign Currency Contracts	5,118,050	-	5,118,050	-
	Purchased Options	42,425	-	42,425	-

	Total Foreign Currency Contracts	5,320,084	159,609	5,160,475	-

	Interest Rate Contracts
	Futures	15,718,429	15,718,429	-	-
	Purchased Options	5,697,173	-	5,697,173	-
	Swaps	32,393,598	-	32,393,598	-

	Total Interest Rate Contracts	53,809,200	15,718,429	38,090,771	-

	Total Asset - Derivatives	59,616,440	15,878,038	43,738,402	-

	Total Assets	2,087,975,164	15,878,038	2,072,042,283	54,843

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(323,130)	-	(323,130)	-
	Foreign Currency Contracts
	Futures	(1,338,263)	(1,338,263)	-	-
	Forward Foreign Currency Contracts	(4,099,128)	-	(4,099,128)	-
	Written Options	(12,681)	-	(12,681)	-

	Total Foreign Currency Contracts	(5,450,072)	(1,338,263)	(4,111,809)	-

	Interest Rate Contracts
	Futures	(28,791,689)	(28,791,689)	-	-
	Written Options	(6,342,072)	-	(6,342,072)	-
	Swaps	(9,319,831)	-	(9,319,831)	-

	Total Interest Rate Contracts	(44,453,592)	(28,791,689)	(15,661,903)	-

	Total Liabilities - Derivatives	(50,226,794)	(30,129,952)	(20,096,842)	-

	Total Liabilities	(50,226,794)	(30,129,952)	(20,096,842)	-

	Total	$2,037,748,370	($14,251,914)	$2,051,945,441	$54,843

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 3.2%
Invesco Senior Loan ETF	213,810	$4,487,872
iShares iBoxx High Yield Corporate Bond	39,920	2,942,902
SPDR Bloomberg Short Term High Yield Bond	62,000	1,516,520

		8,947,294

Total Exchange-Traded Funds (Cost $9,029,627)		8,947,294

	Principal Amount

CORPORATE BONDS & NOTES - 4.1%
Consumer, Non-Cyclical - 1.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625% due 07/15/26 ~	$2,000,000	1,897,820
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625% due 06/01/28 ~	3,000,000	2,494,776
CoreLogic, Inc. 4.500% due 05/01/28 ~	125,000	95,022

		4,487,618

Financial - 2.3%
Acrisure LLC/Acrisure Finance, Inc. 7.000% due 11/15/25 ~	2,000,000	1,944,800
AssuredPartners, Inc. 7.000% due 08/15/25 ~	4,550,000	4,506,837

		6,451,637

Technology - 0.2%
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/29 ~	500,000	485,206

Total Corporate Bonds & Notes (Cost $11,965,822)		11,424,461

SENIOR LOAN NOTES - 91.3%
Basic Materials - 0.4%
Lonza Group AG Term B 9.415% (SOFR + 3.925%) due 07/03/28 §	609,285	542,264
Nouryon Finance BV Term B 9.427% (SOFR + 4.000%) due 04/03/28 §	498,750	494,885

		1,037,149

Communications - 3.4%
CNT Holdings I Corp.
(2nd Lien) 12.050% (SOFR + 6.750%) due 11/06/28 §	1,620,000	1,624,050
Term B 8.800% (SOFR + 3.500%) due 11/08/27 §	1,496,164	1,494,026
MH Sub I LLC 9.181% (SOFR + 3.750%) due 09/13/24 § ∞	2,977,124	2,982,087
SBA Senior Finance II LLC Term B 7.170% (SOFR + 1.750%) due 04/11/25 § ∞	2,400,155	2,402,488

	Principal Amount	Value
Virgin Media Bristol LLC Term Y 8.311% (SOFR + 3.250%) due 03/31/31 §	$500,000	$489,166
Xplornet Communications, Inc. (2nd Lien) (Canada) 12.505% (SOFR + 7.000%) due 10/01/29 §	500,000	251,250

		9,243,067

Consumer, Cyclical - 9.7%
Aramark Services, Inc. Term B6 7.931% (SOFR + 2.500%) due 06/22/30 §	249,375	249,271
BCPE Empire Holdings, Inc. 10.066% (SOFR + 4.750%) due 12/11/28 §	3,251,452	3,255,262
Caesars Entertainment Corp. Term B 8.666% (SOFR + 3.250%) due 02/06/30 §	2,487,500	2,489,226
Carnival Corp. Term B
8.327% (SOFR + 3.000%) due 08/08/27 §	2,992,500	2,991,252
8.681% (SOFR + 3.250%) due 10/18/28 §	1,826,061	1,819,783
ClubCorp Holdings, Inc. Term B 8.181% (USD LIBOR + 2.750%) due 09/18/24 § ∞	4,437,234	4,378,073
Fertitta Entertainment LLC Term B 9.316% (SOFR + 4.000%) due 01/27/29 § ∞	1,450,636	1,438,767
K-Mac Holdings Corp. (2nd Lien) 12.166% (SOFR + 6.750%) due 07/30/29 §	500,000	478,125
New Red Finance, Inc. Term B5 (Canada) 7.566% (SOFR + 2.250%) due 09/23/30 §	250,000	249,557
SeaWorld Parks & Entertainment, Inc. Term B 8.431% (SOFR + 3.000%) due 08/25/28 §	1,984,810	1,983,157
Springs Windows Fashions LLC Term B 9.431% (SOFR + 4.000%) due 10/06/28 §	1,816,456	1,548,529
SRS Distribution, Inc. Term B 8.931% (SOFR + 3.500%) due 06/02/28 §	3,851,345	3,820,053
Tacala LLC Term B 9.431% (SOFR + 3.500%) due 02/05/27 § ∞	872,692	870,442
Whatabrands LLC Term B 8.431% (SOFR + 3.000%) due 08/03/28 §	1,296,701	1,293,639

		26,865,136

Consumer, Non-Cyclical - 23.3%
8th Avenue Food & Provisions, Inc. Term B 9.181% (SOFR + 3.750%) due 10/01/25 § ∞	1,870,092	1,793,730
Allied Universal Holdco LLC Term B 10.066% (SOFR + 4.750%) due 05/12/28 §	3,375,000	3,328,594
Bausch & Lomb Corp. due 09/14/28 ∞ ±	500,000	494,375
Bausch & Lomb Corp. Term B 8.755% (SOFR + 3.250%) due 05/10/27 §	1,830,115	1,780,114
CoreLogic, Inc. (2nd Lien) 11.931% (SOFR + 6.500%) due 06/04/29 §	1,100,000	923,312
Term B 8.931% (SOFR + 3.500%) due 06/02/28 § ∞	997,455	924,101

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Curium Bidco SARL Term B (Luxembourg) 9.890% (SOFR + 4.500%) due 07/31/29 § ∞ ±	$1,745,626	$1,745,626
EyeCare Partners LLC 9.916% (SOFR + 4.500%) due 11/15/28 §	498,744	372,811
Gainwell Acquisition Corp.
(2nd Lien) 13.369% (SOFR + 8.000%) due 10/02/28 §	1,125,000	1,108,125
Term B 9.490% (SOFR + 4.000%) due 10/01/27 §	2,196,792	2,147,365
GTCR W Merger Sub LLC Term B due 09/20/30 ∞	5,000,000	5,001,960
Heartland Dental LLC Term B 10.331% (SOFR + 5.000%) due 04/28/28 §	2,003,944	1,985,157
Mavis Tire Express Services Corp. Term B 9.431% (SOFR + 4.000%) due 05/04/28 §	2,504,103	2,503,058
Medline Borrower LP Term B 8.681% (SOFR + 3.250%) due 10/23/28 § ∞	1,994,937	1,992,443
Midwest Veterinary Partners LLC 9.431% (SOFR + 4.000%) due 04/27/28 §	1,987,702	1,972,795
Naked Juice LLC 8.740% (SOFR + 3.250%) due 01/24/29 §	1,619,331	1,545,044
Pathway Vet Alliance LLC Term B 9.181% (SOFR + 3.750%) due 03/31/27 §	4,929,018	4,617,436
Pearl Intermediate Parent LLC
(2nd Lien) 11.661% (SOFR + 6.250%) due 02/13/26 §	2,950,000	2,918,656
Term B 8.666% (SOFR + 3.250%) due 02/14/25 §	1,345,959	1,342,174
8.166% (SOFR + 2.750%) due 02/14/25 §	3,606,908	3,596,766
PECF USS Intermediate Holding III Corp. Term B 9.881% (SOFR + 4.250%) due 12/15/28 § ∞	1,078,506	868,927
PetVet Care Centers LLC Term B3 8.916% (SOFR + 3.500%) due 02/14/25 § ∞	3,975,035	3,960,542
Southern Veterinary Partners LLC 9.431% (SOFR + 4.000%) due 10/05/27 §	4,032,600	4,013,066
Spin Holdco, Inc. Term B 9.664% (SOFR + 4.000%) due 03/04/28 §	1,906,446	1,654,139
Star Parent, Inc. Term B 9.315% (SOFR + 4.000%) due 12/28/23 §	1,375,000	1,346,179
Sunshine Luxembourg VII SARL Term B (Luxembourg) 9.240% (SOFR + 3.750%) due 10/01/26 §	7,181,966	7,180,968
Wand NewCo 3, Inc. Term B1 8.166% (SOFR + 2.750%) due 02/05/26 § ∞	3,360,135	3,358,875

		64,476,338

	Principal Amount	Value
Energy - 0.5%
Traverse Midstream Partners LLC Term B 9.216% (SOFR + 3.750%) due 02/16/28 §	$1,375,000	$1,375,574

Financial - 11.7%
Acrisure LLC
Term B
8.931% (USD LIBOR + 3.500%) due 02/15/27 §	249,354	246,354
9.681% (USD LIBOR + 4.250%) due 02/15/27 §	6,019,017	6,015,255
Apex Group Treasury LLC Term B 9.379% (SOFR + 3.750%) due 07/27/28 §	3,720,889	3,691,431
AssuredPartners, Inc. Term B 8.931% (SOFR + 3.500%) due 02/12/27 §	3,335,159	3,331,952
Broadstreet Partners, Inc. Term B3 9.316% (SOFR + 4.000%) due 01/27/29 §	1,496,250	1,497,987
Cushman & Wakefield U.S. Borrower LLC Term B 8.181% (SOFR + 2.750%) due 08/21/25 §	138,755	138,820
Deerfield Dakota Holding LLC (2nd Lien) 12.402% (SOFR + 6.750%) due 04/07/28 §	5,565,000	5,277,473
GIP Pilot Acquisition Partners LP 8.319% (SOFR + 3.000%) due 01/04/24 § ±	500,000	499,375
Howden Group Holdings Ltd. Term B (United Kingdom) 9.316% (SOFR + 4.000%) due 04/18/30 §	2,238,750	2,239,684
HUB International Ltd. Term B 9.584% (SOFR + 4.250%) due 06/20/30 §	7,000,000	7,029,848
NFP Corp. Term B 8.681% (SOFR + 3.250%) due 02/16/27 §	997,416	986,715
USI, Inc. Term B due 12/26/23 ∞	1,500,000	1,500,208

		32,455,102

Industrial - 24.9%
ASP Blade Holdings, Inc. Term B 9.652% (SOFR + 4.000%) due 10/13/28 § ∞	623,508	552,584
Brown Group Holding LLC Term B2 9.172% (SOFR + 3.750%) due 07/02/29 §	1,278,892	1,279,492
Chamberlain Group, Inc. Term B 8.661% (SOFR + 3.250%) due 11/03/28 § ∞	2,489,867	2,457,446
Charter NEX U.S., Inc. Term B 9.181% (SOFR + 3.750%) due 12/01/27 §	2,334,694	2,316,142
Crosby U.S. Acquisition Corp.
10.323% (SOFR + 5.000%) due 06/27/26 §	746,873	747,106
Term B
10.173% (SOFR + 4.75%) due 06/26/26 §	2,982,159	2,984,023

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Dynasty Acquisition Co., Inc.
Term B1
9.316% (SOFR + 4.000%) due 08/24/28 §	$4,364,063	$4,362,448
Term B2
9.316% (SOFR + 4.000%) due 08/24/28 §	1,870,313	1,869,620
Emrld Borrower LP Term B 8.316% (SOFR + 3.000%) due 05/31/30 §	2,087,156	2,086,830
Filtration Group Corp. 9.681% (SOFR + 4.250%) due 10/21/28 §	2,790,916	2,795,275
Flynn Canada Term B (Canada) 9.931% (SOFR + 4.500%) due 07/31/28 § ±	625,171	593,912
Icebox Holdco III, Inc. Term B 9.402% (SOFR + 3.750%) due 12/22/28 §	994,943	991,419
Kenan Advantage Group, Inc. Term B2 9.727% (SOFR + 4.000%) due 03/24/26 § ±	997,500	996,877
KKR Apple Bidco LLC Term B 9.316% (SOFR + 4.000%) due 09/22/28 § ∞	3,981,825	3,983,816
LABL, Inc. 10.416% (SOFR + 5.000%) due 10/29/28 §	2,893,309	2,890,514
LaserShip, Inc. 10.396% (SOFR + 4.500%) due 05/07/28 §	1,814,720	1,695,251
LTI Holdings, Inc. 8.931% (SOFR + 3.500%) due 09/06/25 §	1,777,026	1,735,191
Pregis TopCo Corp. Term B 9.066% (SOFR + 3.750%) due 07/31/26 §	1,371,438	1,371,545
Pretium PKG Holdings, Inc.
(2nd Lien)
12.280% (SOFR + 6.750%) due 10/01/29 §	1,250,000	402,084
9.530% (SOFR + 4.000%) due 10/02/28 §	1,583,545	978,631
Pro Mach Group, Inc. Term B 9.431% (SOFR + 4.000%) due 08/31/28 §	2,426,848	2,432,915
Proampac PG Borrower LLC Term B 9.391% (SOFR + 3.750%) due 11/03/25 §	3,942,883	3,927,277
Roper Industrial Products Investment Co. LLC 9.890% (SOFR + 4.500%) due 11/22/29 § ∞	3,481,877	3,493,381
SPX FLOW, Inc. Term B 9.916% (SOFR + 4.500%) due 04/05/29 §	2,919,091	2,917,950
Star U.S. Bidco LLC Term B 9.666% (SOFR + 4.250%) due 03/17/27 § ∞	2,662,406	2,660,742
Titan Acquisition Ltd. Term B (Canada) 8.652% (USD LIBOR + 3.000%) due 03/28/25 §	5,843,443	5,800,108
TransDigm, Inc.
Term H
8.640% (SOFR + 3.250%) due 02/22/27 §	7,205,602	7,221,909
Term I
8.640% (SOFR + 3.250%) due 08/24/28 §	2,985,000	2,989,018
USIC Holdings, Inc. (2nd Lien) 11.931% (SOFR + 6.500%) due 05/14/29 §	525,000	492,844

		69,026,350

	Principal Amount	Value
Technology - 16.7%
Applied Systems, Inc.
(2nd Lien)
12.140% (SOFR + 6.750%) due 09/17/27 §	$3,003,223	$3,025,747
9.890% (SOFR + 4.500%) due 09/18/26 §	2,851,744	2,863,328
Central Parent, Inc. Term B 9.640% (SOFR + 4.250%) due 07/06/29 § ∞	2,973,763	2,977,789
Dun & Bradstreet Corp. Term B 8.167% (SOFR + 2.750%) due 02/06/26 §	5,719,763	5,718,333
Epicor Software Corp.
(2nd Lien)
13.166% (SOFR + 7.750%) due 07/31/28 §	5,502,673	5,537,637
Term C
8.683% (SOFR + 3.250%) due 07/30/27 § ∞	498,715	498,834
due 07/30/27 § ∞	500,000	501,250
MKS Instruments, Inc. Term B due 08/17/29 ∞	1,000,000	1,001,160
Peraton Corp.
(2nd Lien)
13.233% (SOFR + 7.750%) due 02/01/29 §	1,982,352	1,945,182
Term B
9.166% (SOFR + 3.750%) due 02/01/28 §	688,872	687,939
Polaris Newco LLC Term B 9.431% (SOFR + 4.000%) due 06/02/28 §	2,848,543	2,734,601
RealPage, Inc. (2nd Lien) 11.931% (SOFR + 6.500%) due 04/23/29 §	5,825,549	5,856,494
Sophia LP (2nd Lien) 13.416% (SOFR + 8.000%) due 10/09/28 §	4,750,000	4,779,688
Ultimate Software Group, Inc.
(2nd Lien)
10.618% (SOFR + 5.250%) due 05/03/27 §	1,750,000	1,750,625
Term B
9.219% (SOFR + 3.750%) due 05/04/26 §	994,819	995,297
8.618% (SOFR + 3.250%) due 05/04/26 §	2,055,305	2,053,203
10.022% (SOFR + 4.500%) due 05/04/26 §	3,241,875	3,256,464

		46,183,571

Utilities - 0.7%
Pacific Gas & Electric Co. Term B 8.431% (SOFR + 3.000%) due 06/23/25 §	1,989,717	1,993,981

Total Senior Loan Notes (Cost $251,900,670)		252,656,268

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 7.9%
Repurchase Agreements - 7.9%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $21,828,565; collateralized by U.S. Treasury Notes: 1.375% - 3.625% due 11/15/31 - 05/15/26 and value $22,256,049)	$21,819,564	$21,819,564

Total Short-Term Investments (Cost $21,819,564)		21,819,564

TOTAL INVESTMENTS - 106.5% (Cost $294,715,683)		294,847,587

OTHER ASSETS & LIABILITIES, NET - (6.5%)		(17,991,299)

NET ASSETS - 100.0%		$276,856,288

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$8,947,294	$8,947,294	$-	$-
	Corporate Bonds & Notes	11,424,461	-	11,424,461	-
	Senior Loan Notes	252,656,268	-	248,326,104	4,330,164
	Short-Term Investments	21,819,564	-	21,819,564	-

	Total	$294,847,587	$8,947,294	$281,570,129	$4,330,164

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

As of September 30, 2023, the reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities was as follows:

Senior Loan Notes
Value, Beginning of Period	$33,014,103
Purchases	6,714,456
Sales (Includes Paydowns)	(33,066,790)
Accrued Discounts (Premiums)	49,899
Net Realized Gains (Losses)	(746,296)
Change in Net Unrealized Appreciation (Depreciation)	1,708,754
Transfers In	-
Transfers Out	(3,343,962)

Value, End of Period	$4,330,164

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$137,671

The table below shows transfers to/from Level 3:

Amount	Level Transfer		Change in Fair Valuation Measurement Inputs
Transferred	From	To	From	To

$3,343,962	3	2	Unobservable Single Broker Quote	Vendor Price (Observable Inputs)

All other significant unobservable inputs used to value Senior Loan Notes with the aggregate value of $4,330,164 were provided by a single broker quote. Significant changes to a single broker quote would have direct and proportional changes to the fair value of the security.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%
Industrial - 0.0%
TNT Crane & Rigging, Inc. *	11,518	$77,746

Total Common Stocks (Cost $4,391,414)		77,746

EXCHANGE-TRADED FUNDS - 1.4%
iShares iBoxx High Yield Corporate Bond	44,785	3,301,550
SPDR Bloomberg High Yield Bond	50,435	4,559,324

		7,860,874

Total Exchange-Traded Funds (Cost $7,991,613)		7,860,874

	Principal Amount
CORPORATE BONDS & NOTES - 86.3%
Basic Materials - 4.3%
Herens Holdco SARL (Luxembourg) 4.750% due 05/15/28 ~	$4,175,000	3,247,053
INEOS Quattro Finance 2 PLC (United Kingdom) 3.375% due 01/15/26 ~	3,200,000	2,918,338
Northern Star Resources Ltd. (Australia) 6.125% due 04/11/33 ~	1,675,000	1,566,082
Novelis Corp. 3.875% due 08/15/31 ~	3,225,000	2,579,724
4.750% due 01/30/30 ~	3,033,000	2,628,973
Perenti Finance Pty Ltd. (Australia) 6.500% due 10/07/25 ~	2,500,000	2,450,000
SNF Group SACA (France) 3.375% due 03/15/30 ~	3,650,000	2,949,721
South32 Treasury Ltd. (Australia) 4.350% due 04/14/32 ~	4,500,000	3,799,233
TMS International Corp. 6.250% due 04/15/29 ~	2,625,000	2,173,787

		24,312,911

Communications - 10.2%
Altice France Holding SA (Luxembourg) 10.500% due 05/15/27 ~	1,300,000	812,586
Altice France SA (France) 8.125% due 02/01/27 ~	1,300,000	1,154,493
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/31 ~	2,700,000	2,151,936
4.250% due 01/15/34 ~	1,000,000	737,328
4.750% due 03/01/30 ~	7,900,000	6,641,501
5.375% due 06/01/29 ~	5,700,000	5,119,958
Ciena Corp. 4.000% due 01/31/30 ~	3,950,000	3,346,855
Clear Channel Outdoor Holdings, Inc. 5.125% due 08/15/27 ~	3,100,000	2,755,799
CommScope Technologies LLC 6.000% due 06/15/25 ~	1,775,000	1,692,033
CommScope, Inc.
4.750% due 09/01/29 ~	725,000	534,223
6.000% due 03/01/26 ~	1,350,000	1,261,709
8.250% due 03/01/27 ~	2,500,000	1,637,275
CSC Holdings LLC
5.250% due 06/01/24	2,450,000	2,334,454
5.375% due 02/01/28 ~	450,000	366,953

	Principal Amount	Value
5.750% due 01/15/30 ~	$1,600,000	$898,825
6.500% due 02/01/29 ~	2,400,000	1,991,018
11.250% due 05/15/28 ~	1,200,000	1,197,014
DISH Network Corp. 11.750% due 11/15/27 ~	6,625,000	6,684,234
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~	1,550,000	1,325,355
5.875% due 10/15/27 ~	825,000	751,095
8.625% due 03/15/31 ~	2,300,000	2,168,850
Level 3 Financing, Inc.
4.625% due 09/15/27 ~	4,650,000	3,350,916
10.500% due 05/15/30 ~	427,000	430,195
Lumen Technologies, Inc. 4.000% due 02/15/27 ~	2,800,000	1,847,510
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250% due 01/15/29 ~	850,000	675,401
5.000% due 08/15/27 ~	3,325,000	2,933,436
Virgin Media Finance PLC (United Kingdom) 5.000% due 07/15/30 ~	3,150,000	2,480,165

		57,281,117

Consumer, Cyclical - 19.7%
American Airlines Pass-Through Trust Class B
3.950% due 01/11/32	1,334,970	1,162,833
5.250% due 07/15/25	2,143,988	2,129,209
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.750% due 04/20/29 ~	2,220,000	2,066,543
Boyd Gaming Corp. 4.750% due 06/15/31 ~	6,613,000	5,635,407
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~	6,050,000	5,131,821
8.125% due 07/01/27 ~	1,950,000	1,960,778
Carnival Corp. 7.000% due 08/15/29 ~	2,600,000	2,566,243
Cedar Fair LP 5.250% due 07/15/29	5,550,000	4,830,057
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./ Millennium Op 6.500% due 10/01/28	1,225,000	1,159,870
Churchill Downs, Inc. 6.750% due 05/01/31 ~	1,925,000	1,821,531
Clarios Global LP/Clarios U.S. Finance Co. 6.750% due 05/15/28 ~	4,125,000	4,031,631
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625% due 01/15/29 ~	1,700,000	1,442,611
6.750% due 01/15/30 ~	4,250,000	3,469,255
Ford Motor Co.
3.250% due 02/12/32	8,350,000	6,443,222
4.750% due 01/15/43	1,750,000	1,279,209
6.100% due 08/19/32	1,125,000	1,060,811
Ford Motor Credit Co. LLC 6.800% due 05/12/28	700,000	699,768
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.875% due 07/01/31 ~	3,875,000	3,162,916
5.000% due 06/01/29 ~	1,925,000	1,672,124
Jacobs Entertainment, Inc. 6.750% due 02/15/29 ~	3,450,000	3,065,480
Las Vegas Sands Corp. 3.900% due 08/08/29	4,950,000	4,230,684
LGI Homes, Inc. 4.000% due 07/15/29 ~	4,600,000	3,674,592
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	7,968,000	6,566,296
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~	1,650,000	1,384,235
4.750% due 01/15/28	3,750,000	3,285,994

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/29 ~	$3,650,000	$3,111,844
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~	1,900,000	1,628,107
3.875% due 01/15/28 ~	650,000	583,616
4.000% due 10/15/30 ~	6,700,000	5,575,363
4.375% due 01/15/28 ~	1,900,000	1,714,376
Royal Caribbean Cruises Ltd.
7.250% due 01/15/30 ~	2,675,000	2,654,248
9.250% due 01/15/29 ~	1,875,000	1,982,216
11.625% due 08/15/27 ~	650,000	705,590
SeaWorld Parks & Entertainment, Inc. 5.250% due 08/15/29 ~	4,650,000	4,090,744
Six Flags Entertainment Corp. 5.500% due 04/15/27 ~	4,375,000	4,029,222
STL Holding Co. LLC 7.500% due 02/15/26 ~	3,100,000	2,874,149
Viking Cruises Ltd.
6.250% due 05/15/25 ~	895,000	876,845
7.000% due 02/15/29 ~	1,225,000	1,128,305
9.125% due 07/15/31 ~	2,750,000	2,754,070
Viking Ocean Cruises Ship VII Ltd. 5.625% due 02/15/29 ~	175,000	158,560
Windsor Holdings III LLC 8.500% due 06/15/30 ~	2,450,000	2,419,974

		110,220,349

Consumer, Non-Cyclical - 14.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500% due 03/15/29 ~	950,000	810,797
5.875% due 02/15/28 ~	5,875,000	5,660,936
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.750% due 07/15/27 ~	8,050,000	7,211,827
Avantor Funding, Inc.
3.875% due 11/01/29 ~	350,000	299,525
4.625% due 07/15/28 ~	2,775,000	2,532,920
Bausch & Lomb Escrow Corp. 8.375% due 10/01/28 ~	725,000	728,060
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~	1,125,000	641,668
11.000% due 09/30/28 ~	1,937,000	1,319,000
Charles River Laboratories International, Inc.
3.750% due 03/15/29 ~	575,000	493,569
4.000% due 03/15/31 ~	2,800,000	2,372,804
4.250% due 05/01/28 ~	2,350,000	2,109,952
Chobani LLC/Chobani Finance Corp., Inc. 4.625% due 11/15/28 ~	2,400,000	2,119,284
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~	905,000	641,735
5.250% due 05/15/30 ~	300,000	228,446
5.625% due 03/15/27 ~	2,150,000	1,846,849
CoreLogic, Inc. 4.500% due 05/01/28 ~	3,150,000	2,394,567
Garda World Security Corp. (Canada) 7.750% due 02/15/28 ~	3,950,000	3,876,362
Hertz Corp. 5.000% due 12/01/29 ~	3,100,000	2,431,350
IQVIA, Inc. 6.500% due 05/15/30 ~	2,325,000	2,278,545
Medline Borrower LP 3.875% due 04/01/29 ~	5,375,000	4,548,930
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~	675,000	574,089
5.750% due 11/01/28 ~	3,400,000	2,556,681
Option Care Health, Inc. 4.375% due 10/31/29 ~	3,050,000	2,638,021
PECF USS Intermediate Holding III Corp. 8.000% due 11/15/29 ~	3,350,000	1,822,065

	Principal Amount	Value
Performance Food Group, Inc. 4.250% due 08/01/29 ~	$5,550,000	$4,801,129
Pilgrim’s Pride Corp. 4.250% due 04/15/31	2,800,000	2,339,064
Post Holdings, Inc. 4.625% due 04/15/30 ~	8,350,000	7,160,540
Star Parent, Inc. 9.000% due 10/01/30 ~	2,150,000	2,175,268
Tenet Healthcare Corp.
4.250% due 06/01/29	1,075,000	926,309
4.375% due 01/15/30	2,300,000	1,981,218
6.125% due 10/01/28	2,875,000	2,701,580
6.125% due 06/15/30	425,000	398,990
6.750% due 05/15/31 ~	1,325,000	1,279,579
U.S. Foods, Inc.
4.625% due 06/01/30 ~	6,550,000	5,698,773
7.250% due 01/15/32 ~	250,000	250,060

		81,850,492

Energy - 10.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% due 06/15/29 ~	6,850,000	6,279,310
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875% due 06/30/29 ~	3,200,000	2,881,229
Callon Petroleum Co. 7.500% due 06/15/30 ~	4,125,000	4,004,764
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500% due 06/15/31 ~	5,325,000	4,725,954
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 7.375% due 02/01/31 ~	3,500,000	3,568,617
Diamond Foreign Asset Co./Diamond Finance LLC 8.500% due 10/01/30 ~	2,725,000	2,728,038
Endeavor Energy Resources LP/EER Finance, Inc. 5.750% due 01/30/28 ~	4,475,000	4,322,665
EQM Midstream Partners LP
5.500% due 07/15/28	1,075,000	1,010,003
6.500% due 07/01/27 ~	1,550,000	1,515,089
7.500% due 06/01/30 ~	50,000	50,268
Genesis Energy LP/Genesis Energy Finance Corp.
7.750% due 02/01/28	3,670,000	3,483,153
8.875% due 04/15/30	600,000	586,409
Range Resources Corp.
4.750% due 02/15/30 ~	2,450,000	2,177,376
8.250% due 01/15/29	1,550,000	1,590,347
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000% due 12/31/30 ~	1,750,000	1,546,624
6.000% due 09/01/31 ~	1,675,000	1,461,817
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000% due 01/15/32	3,900,000	3,286,004
USA Compression Partners LP/USA Compression Finance Corp. 6.875% due 09/01/27	3,275,000	3,178,315
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~	675,000	568,730
3.875% due 11/01/33 ~	4,515,000	3,510,458
4.125% due 08/15/31 ~	675,000	554,601
6.250% due 01/15/30 ~	150,000	143,233
Venture Global LNG, Inc.
8.125% due 06/01/28 ~	1,600,000	1,585,397
8.375% due 06/01/31 ~	2,125,000	2,091,089

		56,849,490

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Financial - 4.5%
Avolon Holdings Funding Ltd. (Ireland)
2.875% due 02/15/25 ~	$4,100,000	$3,872,906
3.250% due 02/15/27 ~	1,500,000	1,337,178
GTCR W-2 Merger Sub LLC due 01/15/31 # ~	2,160,000	2,165,778
Howard Hughes Corp.
4.375% due 02/01/31 ~	3,925,000	3,016,354
5.375% due 08/01/28 ~	2,375,000	2,095,427
Iron Mountain, Inc. REIT
4.500% due 02/15/31 ~	450,000	370,619
4.875% due 09/15/29 ~	3,050,000	2,676,724
5.000% due 07/15/28 ~	625,000	569,238
5.250% due 03/15/28 ~	500,000	462,846
NFP Corp. 8.500% due 10/01/31 ~	725,000	726,869
OneMain Finance Corp. 3.875% due 09/15/28	2,500,000	2,009,394
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer REIT 4.875% due 05/15/29 ~	3,800,000	3,219,189
VICI Properties LP/VICI Note Co., Inc. REIT
3.750% due 02/15/27 ~	1,750,000	1,589,522
4.625% due 12/01/29 ~	1,375,000	1,221,413

		25,333,457

Industrial - 17.9%
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	510,980	386,322
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.250% due 08/15/27 ~	1,000,000	835,820
BWX Technologies, Inc.
4.125% due 06/30/28 ~	5,150,000	4,558,497
4.125% due 04/15/29 ~	3,150,000	2,766,393
Chart Industries, Inc.
7.500% due 01/01/30 ~	1,775,000	1,786,946
9.500% due 01/01/31 ~	3,175,000	3,377,251
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 ~	1,125,000	1,047,114
8.750% due 04/15/30 ~	775,000	665,833
Emerald Debt Merger Sub LLC 6.625% due 12/15/30 ~	2,275,000	2,192,929
First Student Bidco, Inc./First Transit Parent, Inc. 4.000% due 07/31/29 ~	4,650,000	3,940,154
GFL Environmental, Inc. (Canada)
3.500% due 09/01/28 ~	4,950,000	4,265,937
3.750% due 08/01/25 ~	1,725,000	1,636,881
4.000% due 08/01/28 ~	750,000	656,068
4.375% due 08/15/29 ~	2,000,000	1,739,750
4.750% due 06/15/29 ~	400,000	356,071
Husky III Holding Ltd. (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	5,174,000	5,135,298
LABL, Inc. 5.875% due 11/01/28 ~	2,500,000	2,248,985
6.750% due 07/15/26 ~	1,300,000	1,261,419
8.250% due 11/01/29 ~	1,025,000	838,578
9.500% due 11/01/28 ~	150,000	153,937
10.500% due 07/15/27 ~	2,650,000	2,494,545
Madison IAQ LLC
4.125% due 06/30/28 ~	1,350,000	1,166,618
5.875% due 06/30/29 ~	1,050,000	846,806
Mauser Packaging Solutions Holding Co.
7.875% due 08/15/26 ~	1,375,000	1,328,086
9.250% due 04/15/27 ~	5,000,000	4,377,374
OT Merger Corp. 7.875% due 10/15/29 ~	5,157,000	3,174,052

	Principal Amount	Value
Owens-Brockway Glass Container, Inc. 7.250% due 05/15/31 ~	$2,200,000	$2,153,250
Regal Rexnord Corp. 6.400% due 04/15/33 ~	4,200,000	4,049,859
Sealed Air Corp. 6.125% due 02/01/28 ~	4,850,000	4,702,490
Sensata Technologies BV 4.000% due 04/15/29 ~	1,100,000	948,247
Sensata Technologies, Inc. 4.375% due 02/15/30 ~	5,650,000	4,884,739
Spirit AeroSystems, Inc. 9.375% due 11/30/29 ~	2,725,000	2,776,462
SPX FLOW, Inc. 8.750% due 04/01/30 ~	5,125,000	4,744,110
Standard Industries, Inc.
3.375% due 01/15/31 ~	450,000	348,406
4.375% due 07/15/30 ~	1,650,000	1,368,253
4.750% due 01/15/28 ~	4,425,000	3,996,877
TK Elevator Holdco GmbH (Germany) 7.625% due 07/15/28 ~	3,081,000	2,808,217
TK Elevator U.S. Newco, Inc. (Germany) 5.250% due 07/15/27 ~	3,200,000	2,936,523
TransDigm, Inc.
4.625% due 01/15/29	925,000	808,908
4.875% due 05/01/29	2,450,000	2,155,687
5.500% due 11/15/27	1,525,000	1,429,451
6.250% due 03/15/26 ~	2,875,000	2,827,435
6.750% due 08/15/28 ~	2,975,000	2,932,572
6.875% due 12/15/30 ~	1,150,000	1,128,977

		100,238,127

Technology - 2.5%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/29 ~	2,250,000	2,243,700
Entegris Escrow Corp. 4.750% due 04/15/29 ~	4,475,000	4,027,112
Entegris, Inc. 4.375% due 04/15/28 ~	1,675,000	1,492,802
NCR Atleos Escrow Corp. 9.500% due 04/01/29 ~	1,200,000	1,161,882
Open Text Corp. (Canada) 3.875% due 12/01/29 ~	650,000	535,027
Open Text Holdings, Inc. (Canada) 4.125% due 12/01/31 ~	4,350,000	3,475,430
Rackspace Technology Global, Inc. 3.500% due 02/15/28 ~	2,025,000	948,525

		13,884,478

Utilities - 2.4%
Calpine Corp. 5.125% due 03/15/28 ~	4,950,000	4,413,337
Vistra Operations Co. LLC
4.375% due 05/01/29 ~	6,450,000	5,550,592
5.000% due 07/31/27 ~	3,350,000	3,083,469
7.750% due 10/15/31 ~	125,000	123,251

		13,170,649

Total Corporate Bonds & Notes (Cost $521,971,341)		483,141,070

SENIOR LOAN NOTES - 1.4%
Consumer, Cyclical - 1.4%
K-Mac Holdings Corp. (2nd Lien) 12.166% (SOFR + 6.750%) due 07/30/29 §	1,750,000	1,673,438

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
SRS Distribution, Inc. Term B 8.931% (SOFR + 3.500%) due 06/02/28 §	$3,979,695	$3,947,360
Tacala LLC (2nd Lien) 13.431% (SOFR + 7.500%) due 02/04/28 §	2,250,000	2,176,875

		7,797,673

Technology - 0.0%
Ultimate Software Group, Inc. (1st Lien) 8.618% (SOFR + 3.250%) due 05/04/26 §	616	615

Total Senior Loan Notes (Cost $7,880,535)		7,798,288

ASSET-BACKED SECURITIES - 5.7%
Other Asset-Backed Securities - 5.7%
AIMCO CLO (Cayman) 12.170% (SOFR + 6.862%) due 10/17/34 § ~	500,000	496,707
AIMCO CLO 10 Ltd. (Cayman) 11.557% (SOFR + 6.212%) due 07/22/32 § ~	2,200,000	2,126,666
Benefit Street Partners CLO V-B Ltd. (Cayman) 11.538% (SOFR + 6.212%) due 04/20/31 § ~	1,250,000	1,202,578
Benefit Street Partners CLO XVI Ltd. (Cayman) 12.270% (SOFR + 6.962%) due 01/17/32 § ~	4,000,000	3,844,165
Burnham Park CLO Ltd. (Cayman) 10.988% (SOFR + 5.662%) due 10/20/29 § ~	500,000	460,230
CarVal CLO III Ltd. (Cayman) 12.028% (SOFR + 6.702%) due 07/20/32 § ~	3,975,000	3,736,896
CIFC Funding Ltd. (Cayman)
11.720% (SOFR + 6.412%) due 01/15/32 § ~	1,000,000	949,863
12.970% (SOFR + 7.662%) due 01/16/33 § ~	4,550,000	4,548,574
Clover CLO LLC 12.188% (SOFR + 6.862%) due 04/20/32 § ~	500,000	495,251
Dryden 55 CLO Ltd. (Cayman)
10.970% (SOFR + 5.662%) due 04/15/31 § ~	1,000,000	907,930
12.770% (SOFR + 7.462%) due 04/15/31 § ~	250,000	176,797
Eaton Vance CLO Ltd. 11.820% (SOFR + 6.512%) due 10/15/34 § ~	500,000	489,156
Magnetite VIII Ltd. (Cayman) 13.010% (SOFR + 7.702%) due 04/15/31 § ~	2,000,000	1,723,485
Magnetite XXIII Ltd. (Cayman) 11.913% (SOFR + 6.562%) due 01/25/35 § ~	500,000	494,971
Neuberger Berman Loan Advisers CLO 31 Ltd. (Cayman) 12.088% (SOFR + 6.762%) due 04/20/31 § ~	2,500,000	2,357,422

	Principal Amount	Value
Neuberger Berman Loan Advisers CLO 35 Ltd. (Cayman) 12.582% (SOFR + 7.262%) due 01/19/33 § ~	$2,100,000	$2,085,139
OCP CLO Ltd. (Cayman) 11.438% (SOFR + 6.112%) due 07/20/31 § ~	1,330,000	1,271,477
Parallel Ltd. (Cayman) 12.788% (SOFR + 7.462%) due 10/20/34 § ~	2,000,000	1,860,759
Rad CLO 2 Ltd. (Cayman) 13.020% (SOFR + 7.712%) due 10/15/31 § ~	1,750,000	1,372,645
RR 19 Ltd. (Cayman) 12.070% (SOFR + 6.762%) due 10/15/35 § ~	625,000	620,296
Trimaran Cavu Ltd. (Cayman) 12.942% (SOFR + 7.732%) due 01/18/35 § ~	750,000	717,173

Total Asset-Backed Securities (Cost $32,660,163)		31,938,180

SHORT-TERM INVESTMENTS - 4.1%
Repurchase Agreements - 4.1%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $22,783,626; collateralized by U.S. Treasury Notes: 1.375% due 11/15/31 and value $23,229,737)	22,774,231	22,774,231

Total Short-Term Investments (Cost $22,774,231)		22,774,231

TOTAL INVESTMENTS - 98.9% (Cost $597,669,297)		553,590,389

OTHER ASSETS & LIABILITIES, NET - 1.1%		6,078,262

NET ASSETS - 100.0%		$559,668,651

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$77,746	$-	$77,746	$-
	Exchange-Traded Funds	7,860,874	7,860,874	-	-
	Corporate Bonds & Notes	483,141,070	-	483,141,070	-
	Senior Loan Notes	7,798,288	-	7,798,288	-
	Asset-Backed Securities	31,938,180	-	31,938,180	-
	Short-Term Investments	22,774,231	-	22,774,231	-

	Total	$553,590,389	$7,860,874	$545,729,515	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 3.1%
Financial - 3.1%
Avolon Holdings Funding Ltd. (Ireland) 2.528% due 11/18/27 ~	$6,000	$5,069
Bank of America Corp. 5.875% due 03/15/28	410,000	372,449
Jyske Realkredit AS (Denmark)
0.500% due 10/01/43	DKK 1,772,405	186,877
1.000% due 10/01/50 ~	22,726,422	2,263,155
1.000% due 10/01/53	5,504,405	501,365
1.500% due 10/01/53	3,313,745	333,306
2.500% due 10/01/47	681	83
Nordea Kredit Realkreditaktieselskab (Denmark)
0.500% due 10/01/43	698,045	73,706
1.000% due 10/01/50 ~	5,660,815	564,454
1.000% due 10/01/50	8,514,094	792,237
1.500% due 10/01/53	5,199,214	501,433
2.000% due 10/01/53	999,840	96,100
2.000% due 10/01/53 ~	199,872	21,425
2.500% due 10/01/47	341	41
Nykredit Realkredit AS (Denmark)
0.500% due 10/01/43 ~	5,284,154	557,670
1.000% due 10/01/50 ~	20,785,295	2,069,607
1.000% due 10/01/53 ~	496,221	45,159
1.500% due 10/01/53 ~	8,725,340	897,139
2.500% due 10/01/47 ~	1,832	223
Realkredit Danmark AS (Denmark)
1.000% due 10/01/50 ~	4,794,872	477,485
1.000% due 10/01/53 ~	7,114,941	656,536
1.500% due 10/01/53 ~	496,657	48,406
2.000% due 10/01/53 ~	1,593,050	151,741
2.500% due 04/01/47 ~	8,426	1,027
UBS Group AG (Switzerland)
0.650% due 01/14/28 ~	EUR 100,000	92,321
4.663% (EUR LIBOR + 1.000%) due 01/16/26 § ~	100,000	105,699
7.750% due 03/01/29 ~	100,000	116,920
UniCredit SpA (Italy) 7.830% due 12/04/23 ~	$1,750,000	1,752,203

		12,683,836

Technology - 0.0%
VMware, Inc. 3.900% due 08/21/27	100,000	93,216

Total Corporate Bonds & Notes (Cost $18,487,743)		12,777,052

MORTGAGE-BACKED SECURITIES - 13.5%
Collateralized Mortgage Obligations - Commercial - 0.5%
BAMLL Commercial Mortgage Securities Trust 6.498% (SOFR + 1.164%) due 09/15/38 § ~	500,000	474,152
GS Mortgage Securities Corp. II 8.733% (SOFR + 3.400%) due 08/15/39 § ~	1,600,000	1,599,553

		2,073,705

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 2.9%
Angel Oak Mortgage Trust 1.469% due 06/25/65 § ~	$204,937	$190,188
Bear Stearns Adjustable Rate Mortgage Trust 5.125% due 01/25/35 §	59,840	49,431
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.794% (SOFR + 0.474%) due 03/25/35 § ~	164,491	157,074
Citigroup Mortgage Loan Trust, Inc.
4.091% due 05/25/42 § ~	523,503	479,682
6.980% (UST + 2.400%) due 05/25/35 §	4,792	4,641
Eurosail-UK PLC (United Kingdom) 6.288% (SONIO + 1.069%) due 06/13/45 § ~	GBP 321,164	389,109
Fannie Mae REMICS
4.780% due 05/25/35 §	$186,160	188,726
5.462% (SOFR + 0.174%) due 07/25/37 §	228,336	221,481
5.552% (SOFR + 0.264%) due 08/25/34 §	13,377	13,033
5.779% (SOFR + 0.464%) due 07/25/37 §	2,128	2,083
Freddie Mac 5.878% (SOFR + 0.564%) due 09/15/42 §	557,586	539,620
Freddie Mac REMICS
4.850% (SOFR + 0.464%) due 07/15/44 §	271,785	260,720
5.778% (SOFR + 0.464%) due 01/15/47 §	910,374	872,463
Government National Mortgage Association REMICS
6.214% (SOFR + 0.900%) due 10/20/72 §	2,412,587	2,385,930
6.246% (SOFR + 0.865%) due 08/20/68 §	601,319	587,037
6.414% (SOFR + 1.100%) due 05/20/73 §	506,430	508,607
6.464% (SOFR + 1.465%) due 04/20/67 §	525,992	524,038
Great Hall Mortgages No 1 PLC (United Kingdom)
5.468% (SONIO + 0.249%) due 03/18/39 § ~	GBP 4,426	5,357
5.488% (SONIO + 0.269%) due 06/18/38 § ~	3,582	4,356
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	$120,996	118,579
GSR Mortgage Loan Trust 4.796% due 01/25/35 §	63,200	57,793
HarborView Mortgage Loan Trust 6.119% (SOFR + 0.794%) due 06/20/35 §	1,557,231	1,400,894
Impac CMB Trust 6.434% (SOFR + 1.114%) due 07/25/33 § Ω ±	13,187	12,768
JP Morgan Mortgage Trust 5.678% due 07/25/35 § Ω ±	31,397	29,726
Mellon Residential Funding Corp. Mortgage Pass-Through Certificate Trust
5.887% (SOFR + 0.554%) due 12/15/30 §	49,799	46,654
6.147% (SOFR + 0.814%) due 11/15/31 §	68,853	65,117
New Residential Mortgage Loan Trust 3.250% due 02/25/59 § ~	315,713	295,695
Residential Mortgage Securities 32 PLC (United Kingdom) 6.469% (SONIO + 1.250%) due 06/20/70 § ~	GBP 394,271	482,640
Sequoia Mortgage Trust 6.142% (SOFR + 0.814%) due 10/19/26 § Ω ±	$39,014	36,805

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust 6.379% due 02/25/34 §	$ 15,112	$ 14,034
Structured Asset Mortgage Investments II Trust
5.942% (SOFR + 0.614%) due 07/19/35 §	164,444	147,049
6.102% (SOFR + 0.774%) due 10/19/34 §	76,782	71,332
Thornburg Mortgage Securities Trust 6.054% (SOFR + 0.734%) due 06/25/44 §	992,528	898,701
Towd Point Mortgage Funding PLC (United Kingdom) 6.304% (SONIO + 1.144%) due 10/20/51 § ~	GBP 601,536	734,918
WaMu Mortgage Pass-Through Certificates Trust 3.844% due 08/25/35 § Ω ±	$17,215	14,983

		11,811,264

Fannie Mae - 10.1%
due 10/01/53 #	3,668,000	3,265,953
due 10/01/53 #	5,000,000	5,023,047
due 11/01/53 #	12,000,000	10,695,937
due 11/01/53 #	7,500,000	6,888,867
due 11/01/53 #	3,300,000	3,114,633
due 11/01/53 #	9,500,000	9,179,004
due 11/01/53 #	3,400,000	3,413,547
3.175% (RFUCC + 0.675%) due 02/01/36 §	28,645	28,062
3.522% (RFUCC + 1.272%) due 11/01/35 §	19,492	19,090
3.621% (RFUCC + 1.371%) due 12/01/34 §	16,564	16,186
4.030% (RFUCC + 1.780% due 11/01/35 §	7,567	7,442
4.192% (RFUCC + 1.942%) due 09/01/35 §	50	50
4.394% (RFUCC + 1.644%) due 03/01/35 §	73,085	71,782
4.663% (RFUCC + 1.538%) due 01/01/36 §	5,929	5,820
5.000% (US FED + 1.250%) due 08/01/24 §	727	720
5.326% (RFUCC + 2.000%) due 04/01/35 §	79,965	78,023
5.630% (US FED + 1.200%) due 11/01/42 - 10/01/44 §	62,333	60,296
5.850% (RFUCC + 1.725%) due 05/01/35 §	565	554

		41,869,013

Freddie Mac - 0.0%
4.350% (UST + 2.225%) due 01/01/34 §	31,661	31,707
4.815% (RFUCC + 1.815%) due 03/01/36 §	338	330
5.981% (RFUCC + 1.731%) due 08/01/35 §	1,152	1,140

		33,177

Government National Mortgage Association - 0.0%
2.625% (UST + 1.500%) due 07/20/25 §	1,959	1,930
2.750% (UST + 1.500%) due 11/20/26 §	1,832	1,775
3.000% (UST + 1.500%) due 10/20/24 - 12/20/26 §	1,795	1,751

	Principal Amount	Value
3.625% (UST + 1.500%) due 02/20/25 - 01/20/27 §	$2,945	$2,859
4.000% (UST + 1.500%) due 05/20/26 §	2,147	2,098

		10,413

Total Mortgage-Backed Securities (Cost $56,886,719)		55,797,572

ASSET-BACKED SECURITIES - 11.1%
Home Equity Other - 0.9%
ABFC Trust
6.034% (SOFR + 0.714%) due 10/25/34 §	6,776	6,823
6.134% (SOFR + 0.814%) due 06/25/34 §	874,842	846,612
ACE Securities Corp. Home Equity Loan Trust 6.214% (SOFR + 0.894%) due 04/25/34 §	593,176	549,030
Citigroup Mortgage Loan Trust, Inc. 5.724% (SOFR + 0.404%) due 09/25/36 § ~	237,727	225,219
Freddie Mac Structured Pass-Through Certificates 5.559% (USD LIBOR + 0.260%) due 08/25/31 §	40,053	40,257
Home Equity Asset Trust
6.289% (SOFR + 0.969%) due 08/25/34 §	103,164	100,368
6.634% (SOFR + 1.314%) due 07/25/35 §	899,875	859,406
Merrill Lynch Mortgage Investors Trust 6.154% (SOFR + 0.834%) due 10/25/35 §	622,129	582,106
Morgan Stanley ABS Capital I, Inc. Trust 6.094% (SOFR + 0.774%) due 01/25/35 §	464,749	445,080
Renaissance Home Equity Loan Trust 6.194% (SOFR + 0.874%) due 12/25/32 § Ω ±	163,417	144,299

		3,799,200

Other Asset-Backed Securities - 10.2%
522 Funding CLO Ltd. 6.628% (SOFR + 1.302%) due 10/20/31 § ~	1,100,000	1,095,703
ACAS CLO Ltd. (Cayman) 6.462% (SOFR + 1.152%) due 10/18/28 § ~	300,831	299,922
Apidos CLO XXVI Ltd. (Cayman) 6.472% (SOFR + 1.162%) due 07/18/29 § ~	272,838	272,444
Apidos CLO XXVII Ltd. (Cayman) 6.500% (SOFR + 1.192%) due 07/17/30 § ~	279,953	279,238
Ares European CLO VI DAC (Ireland) 4.273% (EUR LIBOR + 0.610%) due 04/15/30 § ~	EUR 491,224	512,173
Ares European CLO X DAC (Ireland) 4.443% (EUR LIBOR + 0.780%) due 10/15/31 § ~	899,608	936,322
ARES L CLO Ltd. (Cayman) 6.620% (SOFR + 1.312%) due 01/15/32 § ~	$810,000	807,835
ARES LII CLO Ltd. (Cayman) 6.657% (SOFR + 1.312%) due 04/22/31 § ~	300,000	298,572

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Atlas Senior Loan Fund Ltd. (Cayman) 6.720% (SOFR + 1.412%) due 01/16/30 § ~	$ 379,967	$ 379,935
BDS LLC 7.127% (SOFR + 1.800%) due 03/19/39 § ~	1,000,000	993,723
Benefit Street Partners CLO XVII Ltd. (Cayman) 6.650% (SOFR + 1.342%) due 07/15/32 § ~	1,800,000	1,794,452
Black Diamond CLO DAC (Ireland) 4.565% (EUR LIBOR + 0.860%) due 01/20/32 § ~	EUR 445,416	467,686
Carlyle Euro CLO DAC (Ireland) 4.411% (EUR LIBOR + 0.630%) due 08/15/30 § ~	452,576	472,617
Carlyle Global Market Strategies CLO Ltd.
6.581% (SOFR + 1.212%) due 08/14/30 § ~	$327,454	326,366
6.687% (SOFR + 1.342%) due 04/22/32 § ~	500,000	498,461
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland) 4.531% (EUR LIBOR + 0.750%) due 11/15/31 § ~	EUR 1,699,253	1,765,583
Catamaran CLO Ltd. (Cayman) 6.707% (SOFR + 1.362%) due 04/22/30 § ~	$314,131	313,502
CBAM Ltd. (Cayman) 6.838% (SOFR + 1.512%) due 07/20/30 § ~	522,559	522,972
CIFC Funding Ltd. (Cayman)
6.557% (SOFR + 1.212%) due 10/24/30 § ~	374,270	373,858
6.572% (SOFR + 1.262%) due 04/18/31 § ~	500,000	498,998
Credit-Based Asset Servicing & Securitization LLC 3.586% (SOFR + 1.164%) due 06/25/35 §	1,083,000	1,018,674
Crestline Denali CLO XIV Ltd. (Cayman) 6.747% (SOFR + 1.402%) due 10/23/31 § ~	297,050	296,160
Crestline Denali CLO XV Ltd. (Cayman) 6.618% (SOFR + 1.292%) due 04/20/30 § ~	261,629	261,171
Dryden 52 Euro CLO DAC (Ireland) 4.641% (EUR LIBOR + 0.860%) due 05/15/34 § ~	EUR 400,000	415,702
Dryden 64 CLO Ltd. (Cayman) 6.542% (SOFR + 1.232%) due 04/18/31 § ~	$594,183	591,603
Dryden XXVI Senior Loan Fund (Cayman) 6.470% (SOFR + 1.162%) due 04/15/29 § ~	1,302,917	1,298,128
Gallatin CLO VIII Ltd. (Cayman) 6.660% (SOFR + 1.352%) due 07/15/31 § ~	300,000	299,162
GoldenTree Loan Management U.S. CLO 2 Ltd. (Cayman) 6.498% (SOFR + 1.172%) due 11/20/30 § ~	271,711	271,091
Goldentree Loan Opportunities XI Ltd. (Cayman) 6.642% (SOFR + 1.332%) due 01/18/31 § ~	557,468	557,484
HalseyPoint CLO 3 Ltd. (Cayman) 7.081% (SOFR + 1.712%) due 11/30/32 § ~	950,000	950,266

	Principal Amount	Value
Harvest CLO XXII DAC (Ireland) 4.513% (EUR LIBOR + 0.850%) due 01/15/32 § ~	EUR 1,200,000	$1,242,843
KKR CLO 9 Ltd. (Cayman) 6.520% (SOFR + 1.212%) due 07/15/30 § ~	$230,698	229,719
LCM CLO XIII LP (Cayman) 6.452% (SOFR + 1.132%) due 07/19/27 § ~	455,731	455,521
LCM XV LP (Cayman) 6.588% (SOFR + 1.262%) due 07/20/30 § ~	954,810	954,796
LCM XVIII LP (Cayman) 6.608% (SOFR + 1.282%) due 04/20/31 § ~	926,193	922,623
LoanCore Issuer Ltd. (Cayman) 6.863% (SOFR + 1.550%) due 01/17/37 § ~	600,000	594,936
Madison Park Euro Funding IX DAC (Ireland) 4.543% (EUR LIBOR + 0.880%) due 07/15/35 § ~	EUR 1,000,000	1,027,659
Magnetite CLO XVIII Ltd. (Cayman) 6.506% (SOFR + 1.142%) due 11/15/28 § ~	$211,635	210,944
Man GLG Euro CLO II DAC (Ireland) 4.533% (EUR LIBOR + 0.870%) due 01/15/30 § ~	EUR 98,848	104,051
MF1 LLC 7.477% (SOFR + 2.150%) due 06/19/37 § ~	$600,000	600,894
MidOcean Credit CLO II (Cayman) 6.661% (SOFR + 1.292%) due 01/29/30 § ~	184,911	185,119
Midocean Credit CLO VIII (Cayman) 6.691% (SOFR + 1.312%) due 02/20/31 § ~	276,812	276,662
Morgan Stanley ABS Capital I, Inc. Trust 6.409% (SOFR + 1.089%) due 07/25/34 §	71,514	69,968
OAK Hill European Credit Partners VII DAC (Ireland) 4.445% (EUR LIBOR + 0.740%) due 10/20/31 § ~	EUR 599,815	624,675
Oaktree CLO Ltd. (Cayman) 6.717% (SOFR + 1.372%) due 04/22/30 § ~	$300,000	297,715
Octagon Investment Partners Ltd. (Cayman) 6.530% (SOFR + 1.222%) due 04/16/31 § ~	600,000	598,558
OSD CLO Ltd. (Cayman) 6.440% (SOFR + 1.132%) due 04/17/31 § ~	1,412,463	1,405,067
OZLM CLO XXIV Ltd. (Cayman) 6.748% (SOFR + 1.422%) due 07/20/32 § ~	200,000	197,332
OZLM VIII Ltd. (Cayman) 6.550% (SOFR + 1.242%) due 10/17/29 § ~	181,241	181,305
Palmer Square Loan Funding Ltd. (Cayman)
6.370% (SOFR + 1.062%) due 10/15/29 § ~	575,842	573,263
6.388% (SOFR + 1.062%) due 07/20/29 § ~	493,435	491,465
Rad CLO 5 Ltd. (Cayman) 6.727% (SOFR + 1.382%) due 07/24/32 § ~	500,000	498,647
Regatta VIII Funding Ltd. (Cayman) 6.820% (SOFR + 1.512%) due 10/17/30 § ~	599,413	599,314

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Romark CLO Ltd. (Cayman) 6.637% (SOFR + 1.292%) due 10/23/30 § ~	$458,847	$457,244
Saranac CLO VI Ltd. (Jersey) 6.807% (SOFR + 1.402%) due 08/13/31 § ~	300,000	299,191
Saxon Asset Securities Trust 5.744% (SOFR + 0.424%) due 09/25/37 §	125,753	118,430
Segovia European CLO 6- DAC (Ireland) 4.585% (EUR LIBOR + 0.880%) due 07/20/32 § ~	EUR 400,000	416,542
SLM Student Loan Trust 5.866% (SOFR + 0.812%) due 10/25/64 § ~	$582,287	573,495
Sound Point CLO IX Ltd. (Cayman) 6.798% (SOFR + 1.472%) due 07/20/32 § ~	600,000	591,774
Sound Point CLO XIV Ltd. (Cayman) 6.597% (SOFR + 1.252%) due 01/23/29 § ~	895	896
Sound Point CLO XV Ltd. (Cayman) 6.507% (SOFR + 1.162%) due 01/23/29 § ~	89,813	89,783
Stratus CLO Ltd. (Cayman) 6.538% (SOFR + 1.212%) due 12/29/29 § ~	304,296	303,177
Structured Asset Securities Corp. Mortgage Loan Trust 6.944% (SOFR + 1.614%) due 04/25/35 §	134,862	132,394
TCW CLO Ltd. (Cayman) 6.583% (SOFR + 1.232%) due 04/25/31 § ~	473,358	472,262
THL Credit Wind River CLO Ltd. (Cayman) 6.650% (SOFR + 1.342%) due 07/15/31 § ~	300,000	298,283
TRTX Issuer Ltd. (Cayman) 6.963% (SOFR + 1.650%) due 02/15/39 § ~	500,000	488,750
TSTAT Ltd. (Bermuda) 7.626% (SOFR + 2.300%) due 07/20/31 § ~	539,744	540,583
United States Small Business Administration 5.290% due 12/01/27	283,743	277,995
Venture XIV CLO Ltd. (Cayman) 6.680% (SOFR + 1.292%) due 08/28/29 § ~	239,153	239,265
Venture XVII CLO Ltd. (Cayman) 6.450% (SOFR + 1.142%) due 04/15/27 § ~	1,018,320	1,017,983
Venture XXIV CLO Ltd. (Cayman) 6.488% (SOFR + 1.162%) due 10/20/28 § ~	231,467	231,220
Venture XXVIII CLO Ltd. (Cayman) 6.578% (SOFR + 1.252%) due 07/20/30 § ~	270,420	268,777
Vibrant CLO XI Ltd. (Cayman) 6.708% (SOFR + 1.382%) due 07/20/32 § ~	300,000	297,986
Voya CLO Ltd. (Cayman)
6.520% (SOFR + 1.212%) due 04/17/30 § ~	1,408,945	1,405,739
6.673% (SOFR + 1.362%) due 07/14/31 § ~	495,444	494,883
Wellfleet CLO Ltd. (Cayman)
6.498% (SOFR + 1.172%) due 04/20/28 § ~	125,020	124,985

	Principal Amount	Value
6.670% (SOFR + 1.362%) due 07/17/31 § ~	$2,000,000	$1,990,845

		42,345,361

Total Asset-Backed Securities (Cost $46,912,072)		46,144,561

U.S. TREASURY OBLIGATIONS - 79.8%
U.S. Treasury Inflation Protected Securities - 79.8%
0.125% due 10/15/24 ^ ‡	1,191,400	1,155,101
0.125% due 04/15/25 ^ ‡	3,988,024	3,804,880
0.125% due 10/15/25 ^	19,447,395	18,431,607
0.125% due 04/15/26 ^	6,643,749	6,208,265
0.125% due 07/15/26 ^	14,442,509	13,502,276
0.125% due 10/15/26 ^	17,458,896	16,239,527
0.125% due 04/15/27 ^	5,629,572	5,169,352
0.125% due 01/15/30 ^	14,192,481	12,378,605
0.125% due 07/15/30 ^	11,570,063	10,032,147
0.125% due 01/15/31 ^	12,570,360	10,756,229
0.125% due 07/15/31 ^ ‡	3,227,558	2,742,216
0.125% due 02/15/51 ^ ‡	2,359,881	1,316,365
0.125% due 02/15/52 ^	2,964,762	1,631,313
0.250% due 01/15/25 ^ ‡	2,710,155	2,607,027
0.250% due 07/15/29 ^	12,077,648	10,765,313
0.250% due 02/15/50 ^	3,257,696	1,921,319
0.375% due 07/15/25 ^	10,003,427	9,578,349
0.375% due 01/15/27 ^ ‡	1,062,944	988,992
0.375% due 07/15/27 ^ ‡	19,315,406	17,917,092
0.500% due 01/15/28 ^	11,872,516	10,946,662
0.625% due 01/15/24 ^	2,227,068	2,205,788
0.625% due 01/15/26 ^	3,809,149	3,621,884
0.625% due 07/15/32 ^	26,103,488	22,762,351
0.625% due 02/15/43 ^	8,282,910	6,028,140
0.750% due 07/15/28 ^	60,887	56,679
0.750% due 02/15/42 ^	8,458,875	6,415,021
0.750% due 02/15/45 ^	9,571,419	6,966,951
0.875% due 01/15/29 ^	23,012,040	21,361,658
0.875% due 02/15/47 ^	6,715,083	4,903,252
1.000% due 02/15/46 ^	6,747,014	5,128,934
1.000% due 02/15/48 ^	7,809,228	5,817,976
1.000% due 02/15/49 ^	5,587,804	4,130,472
1.125% due 01/15/33 ^ ‡	102,617	92,745
1.375% due 02/15/44 ^	9,329,742	7,810,965
1.500% due 02/15/53 ^	2,262,304	1,873,811
1.625% due 10/15/27 ^ ‡	12,345,030	11,990,174
1.750% due 01/15/28 ^ ‡	2,624,885	2,550,361
2.000% due 01/15/26 ^	7,633,272	7,485,093
2.125% due 02/15/40 ^	3,210,302	3,114,625
2.125% due 02/15/41 ^	2,805,598	2,716,627
2.375% due 01/15/25 ^	13,466,086	13,307,025
2.375% due 01/15/27 ^ ‡	136,417	135,419
2.500% due 01/15/29 ^	7,119,201	7,170,406
3.625% due 04/15/28 ^	13,523,073	14,214,663
3.875% due 04/15/29 ^	9,976,789	10,746,297

		330,699,954

Total U.S. Treasury Obligations (Cost $385,096,278)		330,699,954

FOREIGN GOVERNMENT BONDS & NOTES - 9.1%
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 2,699,715	2,102,130
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~	EUR 4,094,405	4,262,268
0.100% due 07/25/31 ^ ~	1,171,650	1,179,183
0.100% due 07/25/38 ^ ~	2,415,819	2,219,550
0.250% due 07/25/24 ^ ~	1,995,056	2,106,636

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~	EUR 2,494,737	$2,351,174
1.400% due 05/26/25 ^ ~	12,060,960	12,565,076
Japanese Government CPI Linked (Japan)
0.005% due 03/10/31 ^	JPY 4,256,960	30,281
0.100% due 03/10/28 ^	516,071,010	3,643,301
0.100% due 03/10/29 ^	1,061,202,609	7,484,660

Total Foreign Government Bonds & Notes (Cost $43,248,628)		37,944,259

SHORT-TERM INVESTMENTS - 6.3%
Commercial Paper - 0.4%
AT&T, Inc. 5.700% due 03/19/24 ~	$1,700,000	1,653,289

Repurchase Agreements - 5.9%
Deutsche Bank Securities Inc. 5.330% due 10/04/23 (Dated 09/27/23, repurchase price of $22,553,100; collateralized by U.S. Treasury Bond: 0.750% due 07/15/28 and value $22,539,988)	22,529,750	22,529,750
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $2,029,270; collateralized by U.S. Treasury Notes: 1.375% due 11/15/31 and value $2,069,077)	2,028,433	2,028,433

		24,558,183

U.S. Treasury Bills - 0.0%
5.398% due 10/19/23 ‡	2,000	1,995

Total Short-Term Investments (Cost $26,214,420)		26,213,467

TOTAL INVESTMENTS - 122.9% (Cost $576,845,860)		509,576,865

TOTAL SECURITIES SOLD SHORT - (5.4%) (Proceeds $22,775,966)		(22,501,706)

DERIVATIVES - 0.1%		580,339

OTHER ASSETS & LIABILITIES, NET - (17.6%)		(73,110,243)

NET ASSETS - 100.0%		$414,545,255

Notes to Schedule of Investments

(a)

As of September 30, 2023, investments with a total aggregate value of $238,581 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

(b)

As of September 30, 2023, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $10,260,776 at a weighted average interest rate of 4.8%. As of September 30, 2023, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was $15,785,919 at a weighted average interest rate of 2.2%.

(c)	As of September 30, 2023, securities sold short outstanding were as follows:

Description	Principal Amount	Value
U.S. Treasury Obligations - (5.4%)
U.S. Treasury Inflation Protected Securities 0.750% due 07/15/28 ^	($24,171,941)	($22,501,706)

Total Securities Sold Short (Proceeds $22,775,966)		($22,501,706)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

(d)	As of September 30, 2023, open futures contracts outstanding were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes	12/23	102	$20,693,058	$20,676,516	($16,542)
CBOT 10 Year U.S. Treasury Notes	12/23	141	15,524,520	15,236,812	(287,708)
CME Ultra Long Term U.S. Treasury Bond	12/23	78	10,014,464	9,257,625	(756,839)
Euro-BTP Italian Bond	12/23	20	2,396,339	2,320,241	(76,098)

					(1,137,187)

Short Futures Outstanding
CBOT 5 Year U.S. Treasury Notes	12/23	419	44,423,354	44,145,578	277,776
CBOT U.S. Long Bond	12/23	250	29,986,393	28,445,312	1,541,081
CBOT Ultra 10 Year U.S. Treasury Notes	12/23	30	3,359,027	3,346,875	12,152
CME 3 Month USD SOFR	12/23	271	64,596,237	64,111,825	484,412
Eurex 2 Year Euro SCHATZ	12/23	560	62,354,262	62,160,385	193,877
Eurex 5 Year Euro BOBL	12/23	61	7,573,592	7,464,979	108,613
Eurex 10 Year Euro BUND	12/23	110	15,288,427	14,960,512	327,915
Eurex 30 Year Euro BUXL	12/23	22	3,096,748	2,846,033	250,715
Eurex French Government Bond	12/23	44	5,890,414	5,731,141	159,273
EUX Short term Euro-BTP	12/23	63	6,982,844	6,937,094	45,750
SFE 3 Year Australian Bond	12/23	16	1,091,739	1,083,666	8,073

					3,409,637

Total Futures Contracts					$2,272,450

(e)	As of September 30, 2023, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CAD	2,707,682	USD	2,002,442	10/23	HSB	$-	($8,934)
DKK	36,736,695	USD	5,202,050	10/23	BOA	5,542	-
DKK	38,797,935	USD	5,485,448	10/23	JPM	14,334	-
DKK	1,525,000	USD	217,038	11/23	CIT	-	(527)
EUR	31,412,000	USD	33,287,296	10/23	BNP	-	(76,956)
EUR	927,000	USD	994,626	10/23	HSB	-	(14,555)
EUR	281,000	USD	298,182	11/23	BNP	-	(729)
GBP	1,348,000	USD	1,637,550	10/23	TDB	7,144	-
JPY	82,600,000	USD	570,470	10/23	BNP	-	(17,740)
JPY	1,016,126,846	USD	6,834,321	10/23	DUB	-	(34,757)
JPY	633,552,025	USD	4,249,149	10/23	TDB	-	(9,642)
NZD	308,146	USD	183,524	10/23	BNP	1,164	-
NZD	308,146	USD	183,723	11/23	BOA	966	-
USD	69,985	AUD	108,000	10/23	BNP	547	-
USD	1,989,274	CAD	2,707,702	10/23	BOA	-	(4,249)
USD	2,002,442	CAD	2,706,591	11/23	HSB	8,909	-
USD	5,757,480	DKK	39,388,936	10/23	BNP	173,921	-
USD	5,291,524	DKK	36,157,301	10/23	BOA	166,064	-
USD	5,202,050	DKK	36,679,472	11/23	BOA	-	(5,504)
USD	5,485,448	DKK	38,737,660	11/23	JPM	-	(14,317)
USD	633,250	EUR	583,000	10/23	BNP	16,873	-
USD	34,334,270	EUR	31,756,000	10/23	HSB	760,236	-
USD	33,328,101	EUR	31,412,000	11/23	BNP	76,792	-
USD	1,695,792	GBP	1,348,000	10/23	HSB	51,098	-
USD	1,637,831	GBP	1,348,000	11/23	TDB	-	(7,168)
USD	1,598,034	JPY	232,777,942	10/23	HSB	40,366	-
USD	758,508	JPY	112,000,000	10/23	MSC	9,043	-
USD	8,561,361	JPY	1,249,674,030	10/23	TDB	198,981	-
USD	1,157,239	JPY	168,058,859	10/23	UBS	32,648	-
USD	6,834,321	JPY	1,011,307,966	11/23	DUB	34,536	-
USD	4,452,444	JPY	660,687,778	11/23	TDB	10,143	-
USD	183,717	NZD	308,146	10/23	BOA	-	(971)

Total Forward Foreign Currency Contracts						$1,609,307	($196,049)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

(f)	As of September 30, 2023, purchased options outstanding were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30 Year Interest Rate Swap	Receive	3 Month USD LIBOR	2.237%	11/17/23	DUB	$4,100,000	$254,483	$1,415,121

(g)	As of September 30, 2023, premiums received and value of written options outstanding were as follows:

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1.000+ 4.000%)^10]	04/22/24	JPM	$13,400,000	$97,485	($1)
Cap - Eurostat Eurozone HICP	117.20	Maximum of [0, (Final Index/Initial Index) - (1+3.000%)^20)]	06/22/35	GSC	EUR 2,200,000	100,087	(53,215)

						$197,572	($53,216)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 2 Year Interest Rate Swap	Receive	6 Month EUR LIBOR	2.900%	08/29/25	GSC	EUR 2,900,000	$37,692	($26,418)
Call - 2 Year Interest Rate Swap	Receive	6 Month EUR LIBOR	2.800%	09/01/25	GSC	16,700,000	210,240	(138,669)

							247,932	(165,087)

Put - 2 Year Interest Rate Swap	Pay	SOFR	4.613%	10/27/23	MSC	$29,900,000	161,833	(191,004)
Put - 5 Year Interest Rate Swap	Pay	3 Month USD LIBOR	2.340%	11/17/23	DUB	20,200,000	254,520	(2,022,059)
Put - 2 Year Interest Rate Swap	Pay	6 Month EUR LIBOR	2.900%	08/29/25	GSC	EUR 2,900,000	37,692	(37,433)
Put - 2 Year Interest Rate Swap	Pay	6 Month EUR LIBOR	2.800%	09/01/25	GSC	16,700,000	210,240	(233,558)

							664,285	(2,484,054)

Total Interest Rate Swaptions							$912,217	($2,649,141)

Total Written Options							$1,109,789	($2,702,357)

(h)	As of September 30, 2023, swap agreements outstanding were as follows:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 09/30/23 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
General Electric Co.	Q	1.000%	12/20/23	ICE	0.276%	$300,000	$621	$421	$200

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
(0.526)%	3 Month EUR LIBOR	A/Q	LCH	11/21/23	EUR 16,000,000	($256,897)	($80,750)	($176,147)
0.550%	6 Month EUR LIBOR	A/S	LCH	08/10/24	200,000	(7,279)	(5,318)	(1,961)
2.420%	U.S. CPI Urban Consumers	Z/Z	LCH	08/24/24	$3,700,000	(8,516)	-	(8,516)
2.500%	U.S. CPI Urban Consumers	Z/Z	LCH	09/07/24	8,500,000	(8,148)	-	(8,148)
2.510%	U.S. CPI Urban Consumers	Z/Z	LCH	09/08/24	4,300,000	(3,725)	-	(3,725)
2.560%	U.S. CPI Urban Consumers	Z/Z	LCH	09/12/24	400,000	(128)	-	(128)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.565%	U.S. CPI Urban Consumers	Z/Z	LCH	09/12/24	$3,800,000	($1,034)	$-	($1,034)
0.700%	6 Month EUR LIBOR	A/S	LCH	04/11/27	EUR 700,000	(77,516)	(63,019)	(14,497)
0.650%	6 Month EUR LIBOR	A/S	LCH	04/12/27	1,400,000	(157,652)	(128,506)	(29,146)
0.650%	6 Month EUR LIBOR	A/S	LCH	05/11/27	900,000	(101,442)	(84,444)	(16,998)
1.000%	6 Month EUR LIBOR	A/S	LCH	05/13/27	1,600,000	(158,119)	(130,400)	(27,719)
1.000%	6 Month EUR LIBOR	A/S	LCH	05/18/27	700,000	(69,222)	(57,230)	(11,992)
1.954%	U.S. CPI Urban Consumers	Z/Z	LCH	06/03/29	$2,350,000	(317,079)	(305,429)	(11,650)
1.998%	U.S. CPI Urban Consumers	Z/Z	LCH	07/25/29	7,700,000	(992,011)	(954,413)	(37,598)
1.760%	U.S. CPI Urban Consumers	Z/Z	LCH	11/04/29	3,100,000	(474,694)	(462,962)	(11,732)
1.883%	U.S. CPI Urban Consumers	Z/Z	LCH	11/20/29	700,000	(99,644)	(96,657)	(2,987)
1.380%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/31	EUR 5,300,000	(1,181,597)	(1,165,781)	(15,816)
2.879%	6 Month EUR LIBOR	A/S	LCH	08/15/32	7,600,000	(310,741)	1,218	(311,959)
3.085%	1 Day USD SOFR	A/A	LCH	02/13/34	$21,200,000	(1,899,073)	(342,582)	(1,556,491)
3.000%	6 Month EUR LIBOR	A/S	LCH	03/20/34	EUR 31,720,000	(986,082)	(382,521)	(603,561)
2.488%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/37	1,620,000	(114,328)	(101,271)	(13,057)
2.421%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/52	240,000	(35,049)	(30,243)	(4,806)
2.590%	Eurostat Eurozone HICP	Z/Z	LCH	12/15/52	900,000	(51,456)	(20,415)	(31,041)
2.700%	Eurostat Eurozone HICP	Z/Z	LCH	04/15/53	900,000	(14,680)	6,016	(20,696)
2.763%	Eurostat Eurozone HICP	Z/Z	LCH	09/15/53	600,000	338	842	(504)
1.800%	1 Day USD SOFR	S/Q	LCH	11/21/53	$1,100,000	(444,317)	(289,732)	(154,585)

						($7,770,091)	($4,693,597)	($3,076,494)

Interest Rate Swaps - Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.250%	1 Day USD SOFR	A/A	CME	12/20/25	$48,500,000	$506,417	$215,876	$290,541
4.250%	1 Day USD SOFR	A/A	LCH	12/20/25	16,300,000	170,529	(67,185)	237,714
2.314%	U.S. CPI Urban Consumers	Z/Z	LCH	02/26/26	2,100,000	214,514	203,223	11,291
2.419%	U.S. CPI Urban Consumers	Z/Z	LCH	03/05/26	2,800,000	271,594	255,476	16,118
2.768%	U.S. CPI Urban Consumers	Z/Z	LCH	05/13/26	1,700,000	129,999	118,816	11,183
2.813%	U.S. CPI Urban Consumers	Z/Z	LCH	05/14/26	1,000,000	74,128	67,532	6,596
2.703%	U.S. CPI Urban Consumers	Z/Z	LCH	05/25/26	1,210,000	95,060	86,786	8,274
2.965%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/27	EUR 800,000	30,775	30,996	(221)
3.000%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/27	1,300,000	47,602	47,984	(382)
3.130%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/27	300,000	8,915	9,023	(108)
1.798%	U.S. CPI Urban Consumers	Z/Z	LCH	08/25/27	$900,000	132,823	129,014	3,809
1.890%	U.S. CPI Urban Consumers	Z/Z	LCH	08/27/27	1,000,000	141,224	136,951	4,273
0.300%	1 Day JPY TONAR	S/S	LCH	09/20/27	JPY 377,560,000	22,696	(3,917)	26,613
2.573%	U.S. CPI Urban Consumers	Z/Z	LCH	08/26/28	$400,000	26,139	23,914	2,225
2.645%	U.S. CPI Urban Consumers	Z/Z	LCH	09/10/28	500,000	28,955	26,276	2,679
0.550%	1 Day JPY TONAR	A/A	LCH	09/14/28	JPY 690,000,000	2,792	(7,921)	10,713
1.840%	1 Day USD SOFR	S/Q	LCH	11/21/28	$5,500,000	671,162	441,159	230,003
2.311%	U.S. CPI Urban Consumers	Z/Z	LCH	02/24/31	5,100,000	561,883	535,506	26,377
0.500%	1 Day JPY TONAR	A/A	LCH	12/15/31	JPY 1,174,000,000	186,314	22,524	163,790
2.600%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/32	EUR 1,500,000	78,510	71,769	6,741
2.720%	Eurostat Eurozone HICP	Z/Z	LCH	06/15/32	1,400,000	33,957	27,531	6,426
2.470%	Eurostat Eurozone HICP	Z/Z	LCH	07/15/32	800,000	39,402	35,407	3,995
0.850%	1 Day JPY TONAR	A/A	LCH	09/20/33	JPY 70,000,000	5,530	300	5,230
0.190%	6 Month EUR LIBOR	A/S	LCH	11/04/52	EUR 1,500,000	877,919	748,653	129,266
0.195%	6 Month EUR LIBOR	A/S	LCH	11/04/52	1,550,000	905,596	771,980	133,616
0.197%	6 Month EUR LIBOR	A/S	LCH	11/08/52	2,800,000	1,634,226	1,393,736	240,490
2.865%	1 Day USD SOFR	A/A	LCH	02/13/54	$9,400,000	1,744,369	240,548	1,503,821
2.750%	6 Month EUR LIBOR	A/S	LCH	03/20/54	EUR 7,890,000	481,818	96,604	385,214

						$9,124,848	$5,658,561	$3,466,287

Total Interest Rate Swaps						$1,354,757	$964,964	$389,793

Total Return Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counter- Party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury Inflation Protected Securities 0.125% due 10/15/24	5.490%	Z	MSC	10/17/23	$10,000,000	($20,142)	$-	($20,142)
U.S. Treasury Inflation Protected Securities 0.250% due 01/15/25	5.490%	Z	MSC	10/17/23	10,000,000	(39,193)	-	(39,193)
U.S. Treasury Inflation Protected Securities 0.125% due 04/15/25	5.490%	Z	MSC	10/17/23	15,000,000	(60,973)	-	(60,973)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counter- Party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury Inflation Protected Securities 0.625% due 01/15/26	5.560%	Z	MSC	10/10/23	$10,000,000	($57,506)	$-	($57,506)
U.S. Treasury Inflation Protected Securities 0.375% due 01/15/27	5.490%	Z	MSC	10/17/23	20,000,000	(164,494)	-	(164,494)
U.S. Treasury Inflation Protected Securities 0.750% due 07/15/28	5.560%	Z	MSC	10/10/23	25,000,000	(404,386)	-	(404,386)
U.S. Treasury Inflation Protected Securities 0.125% due 07/15/31	5.490%	Z	MSC	10/17/23	20,000,000	(400,598)	-	(400,598)
U.S. Treasury Inflation Protected Securities 0.125% due 01/15/32	5.560%	Z	MSC	10/10/23	30,000,000	(1,060,834)	-	(1,060,834)

						($2,208,126)	$-	($2,208,126)

Total Swap Agreements						($852,748)	$965,385	($1,818,133)

(i)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$12,777,052	$-	$12,777,052	$-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	2,073,705	-	2,073,705	-
	Collateralized Mortgage Obligations - Residential	11,811,264	-	11,716,982	94,282
	Fannie Mae	41,869,013	-	41,869,013	-
	Freddie Mac	33,177	-	33,177	-
	Government National Mortgage Association	10,413	-	10,413	-

	Total Mortgage-Backed Securities	55,797,572	-	55,703,290	94,282

	Asset-Backed Securities
	Home Equity Other	3,799,200	-	3,654,901	144,299
	Other Asset-Backed Securities	42,345,361	-	42,345,361	-

	Total Asset-Backed Securities	46,144,561	-	46,000,262	144,299

	U.S. Treasury Obligations	330,699,954	-	330,699,954	-
	Foreign Government Bonds & Notes	37,944,259	-	37,944,259	-
	Short-Term Investments	26,213,467	-	26,213,467	-
	Derivatives:
	Credit Contracts
	Swaps	200	-	200	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,609,307	-	1,609,307	-
	Interest Rate Contracts
	Futures	3,409,637	3,409,637	-	-
	Purchased Options	1,415,121	-	1,415,121	-
	Swaps	3,466,998	-	3,466,998	-

	Total Interest Rate Contracts	8,291,756	3,409,637	4,882,119	-

	Total Asset - Derivatives	9,901,263	3,409,637	6,491,626	-

	Total Assets	519,478,128	3,409,637	515,829,910	238,581

Liabilities	Sale-buyback Financing Transactions	(260,883,407)	-	(260,883,407)	-
	Securities Sold Short
	Mortgage-Backed Securities	(22,501,706)	-	(22,501,706)	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(196,049)	-	(196,049)	-
	Interest Rate Contracts
	Futures	(1,137,187)	(1,137,187)	-	-
	Written Options	(2,702,357)	-	(2,702,357)	-
	Swaps	(5,285,331)	-	(5,285,331)	-

	Total Interest Rate Contracts	(9,124,875)	(1,137,187)	(7,987,688)	-

	Total Liabilities - Derivatives	(9,320,924)	(1,137,187)	(8,183,737)	-

	Total Liabilities	(292,706,037)	(1,137,187)	(291,568,850)	-

	Total	$226,772,091	$2,272,450	$224,261,060	$238,581

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 27.7%
Basic Materials - 0.7%
BHP Billiton Finance USA Ltd. (Australia)
5.250% due 09/08/30	$1,120,000	$1,094,669
5.500% due 09/08/53	890,000	852,614
CF Industries, Inc. 4.950% due 06/01/43	960,000	780,181
DuPont de Nemours, Inc. 5.319% due 11/15/38	685,000	641,969
EIDP, Inc.
4.500% due 05/15/26	788,000	767,842
4.800% due 05/15/33	825,000	769,909
Glencore Funding LLC (Australia)
2.500% due 09/01/30 ~	760,000	601,348
5.400% due 05/08/28 ~	845,000	824,331
LYB International Finance III LLC 1.250% due 10/01/25	329,000	299,909
Nutrien Ltd. (Canada) 5.000% due 04/01/49	375,000	308,899
Steel Dynamics, Inc. 1.650% due 10/15/27	750,000	637,415
Vale Overseas Ltd. (Brazil) 3.750% due 07/08/30	780,000	665,668

		8,244,754

Communications - 1.6%
Amazon.com, Inc.
3.875% due 08/22/37	800,000	683,336
3.950% due 04/13/52	875,000	676,935
AT&T, Inc.
2.750% due 06/01/31	3,710,000	2,969,818
3.550% due 09/15/55	1,434,000	878,736
5.400% due 02/15/34	400,000	374,532
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800% due 04/01/31	3,050,000	2,380,068
3.500% due 06/01/41	1,285,000	813,491
3.700% due 04/01/51	860,000	500,987
Comcast Corp.
2.650% due 02/01/30	1,500,000	1,267,766
2.800% due 01/15/51	736,000	431,323
3.250% due 11/01/39	1,970,000	1,440,740
5.350% due 05/15/53	1,000,000	912,612
Corning, Inc. 5.750% due 08/15/40	300,000	282,588
Cox Communications, Inc. 2.950% due 10/01/50 ~	555,000	306,720
Deutsche Telekom AG (Germany) 3.625% due 01/21/50 ~	700,000	478,754
Discovery Communications LLC 3.625% due 05/15/30	980,000	829,935
Meta Platforms, Inc. 5.600% due 05/15/53	760,000	719,897
Paramount Global 2.900% due 01/15/27	575,000	509,962
Sprint Capital Corp. 6.875% due 11/15/28	357,000	368,913
Sprint LLC 7.625% due 03/01/26	244,000	250,952
T-Mobile USA, Inc. 5.050% due 07/15/33	895,000	830,703
Verizon Communications, Inc.
2.650% due 11/20/40	2,046,000	1,296,059
3.700% due 03/22/61	600,000	382,150
5.050% due 05/09/33	1,255,000	1,173,235

		20,760,212

	Principal Amount	Value
Consumer, Cyclical - 2.2%
7-Eleven, Inc.
1.800% due 02/10/31 ~	$1,780,000	$1,350,740
2.500% due 02/10/41 ~	283,000	173,311
Alimentation Couche-Tard, Inc. (Canada) 3.625% due 05/13/51 ~	875,000	542,938
American Airlines Pass-Through Trust Class A 3.650% due 12/15/29	1,129,140	985,492
American Airlines Pass-Through Trust Class AA 3.200% due 12/15/29	1,449,760	1,306,676
American Airlines Pass-Through Trust Class B 3.950% due 01/11/32	2,057,510	1,792,206
Delta Air Lines Pass-Through Trust Class A 2.500% due 12/10/29	1,858,025	1,631,689
General Motors Financial Co., Inc.
2.700% due 06/10/31	230,000	176,208
3.800% due 04/07/25	390,000	376,036
Hasbro, Inc. 3.900% due 11/19/29	682,000	603,754
Home Depot, Inc. 4.950% due 09/15/52	625,000	559,451
Hyundai Capital America
1.300% due 01/08/26 ~	1,825,000	1,644,031
1.800% due 01/10/28 ~	395,000	331,204
2.650% due 02/10/25 ~	600,000	573,346
5.650% due 06/26/26 ~	3,024,000	2,999,339
JetBlue Pass-Through Trust Class B 7.750% due 05/15/30	1,056,989	1,066,737
Lear Corp. 2.600% due 01/15/32	265,000	200,374
Lowe’s Cos., Inc. 4.500% due 04/15/30	1,000,000	933,496
MDC Holdings, Inc. 2.500% due 01/15/31	471,000	352,106
O’Reilly Automotive, Inc. 3.900% due 06/01/29	1,135,000	1,045,827
Starbucks Corp.
2.550% due 11/15/30	2,000,000	1,643,593
3.350% due 03/12/50	565,000	371,878
4.800% due 02/15/33	1,200,000	1,130,195
Stellantis Finance U.S., Inc. 1.711% due 01/29/27 ~	791,000	688,557
United Airlines Pass-Through Trust Class A
3.100% due 04/07/30	453,926	390,680
3.700% due 09/01/31	1,150,716	988,339
United Airlines Pass-Through Trust Class B
3.650% due 04/07/27	1,155,723	1,090,116
3.650% due 07/07/27	1,607,963	1,507,214
Volkswagen Group of America Finance LLC (Germany) 1.250% due 11/24/25 ~	1,500,000	1,362,284

		27,817,817

Consumer, Non-Cyclical - 3.4%
AbbVie, Inc.
3.200% due 11/21/29	1,675,000	1,478,964
4.050% due 11/21/39	2,120,000	1,735,465
4.250% due 11/21/49	910,000	721,097
Altria Group, Inc. 2.450% due 02/04/32	835,000	630,323
Amgen, Inc.
3.150% due 02/21/40	1,125,000	794,612
5.250% due 03/02/33	995,000	951,619
5.600% due 03/02/43	500,000	465,152
5.650% due 03/02/53	535,000	501,095
AstraZeneca PLC (United Kingdom) 6.450% due 09/15/37	205,000	221,669

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Baptist Healthcare System Obligated Group 3.540% due 08/15/50	$540,000	$360,120
BAT Capital Corp. (United Kingdom) 2.259% due 03/25/28	3,125,000	2,645,027
Bon Secours Mercy Health, Inc. 3.205% due 06/01/50	700,000	440,285
Boston Scientific Corp.
4.550% due 03/01/39	167,000	143,855
6.500% due 11/15/35	215,000	225,519
Bristol-Myers Squibb Co. 4.125% due 06/15/39	1,000,000	834,595
Bunge Ltd. Finance Corp. 2.750% due 05/14/31	805,000	652,640
CommonSpirit Health
2.782% due 10/01/30	1,065,000	877,335
3.910% due 10/01/50	650,000	461,641
CVS Health Corp.
4.875% due 07/20/35	850,000	760,619
5.050% due 03/25/48	430,000	357,588
5.250% due 02/21/33	900,000	853,036
CVS Pass-Through Trust 4.163% due 08/11/36 ~	471,396	403,504
DH Europe Finance II SARL 3.250% due 11/15/39	285,000	214,273
Element Fleet Management Corp. (Canada) 6.271% due 06/26/26 ~	535,000	533,456
Elevance Health, Inc. 2.250% due 05/15/30	1,135,000	924,032
Gilead Sciences, Inc.
1.650% due 10/01/30	1,125,000	878,979
2.600% due 10/01/40	675,000	446,110
Global Payments, Inc.
3.200% due 08/15/29	1,234,000	1,050,277
5.300% due 08/15/29	285,000	271,989
Haleon U.S. Capital LLC 3.375% due 03/24/29	300,000	269,170
HCA, Inc.
5.250% due 06/15/26	2,430,000	2,379,600
5.500% due 06/15/47	700,000	598,200
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.750% due 03/15/34 ~	900,000	876,505
Kellogg Co. 5.250% due 03/01/33	775,000	741,289
Keurig Dr Pepper, Inc. 3.200% due 05/01/30	400,000	345,237
Kraft Heinz Foods Co.
4.375% due 06/01/46	360,000	280,748
4.625% due 10/01/39	640,000	541,110
Kroger Co. 1.700% due 01/15/31	1,300,000	980,579
MedStar Health, Inc. 3.626% due 08/15/49	520,000	349,413
Merck & Co., Inc.
5.000% due 05/17/53	530,000	482,426
5.150% due 05/17/63	410,000	374,253
MultiCare Health System 2.803% due 08/15/50	560,000	313,888
MyMichigan Health 3.409% due 06/01/50	1,000,000	643,997
Nationwide Children’s Hospital, Inc. 4.556% due 11/01/52	150,000	127,510
PeaceHealth Obligated Group 3.218% due 11/15/50	655,000	393,422
Pfizer Investment Enterprises Pte. Ltd.
4.750% due 05/19/33	505,000	477,568
5.300% due 05/19/53	1,245,000	1,157,715
Piedmont Healthcare, Inc. 2.864% due 01/01/52	515,000	302,341
Quanta Services, Inc. 2.350% due 01/15/32	890,000	668,473

	Principal Amount	Value
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/30	$1,125,000	$866,327
Royalty Pharma PLC 2.150% due 09/02/31	84,000	62,904
S&P Global, Inc. 2.700% due 03/01/29	853,000	746,404
Smithfield Foods, Inc. 3.000% due 10/15/30 ~	1,025,000	784,336
Takeda Pharmaceutical Co. Ltd. (Japan) 3.025% due 07/09/40	1,695,000	1,177,716
Thermo Fisher Scientific, Inc. 2.000% due 10/15/31	835,000	648,058
Triton Container International Ltd. (Bermuda) 2.050% due 04/15/26 ~	1,100,000	980,589
Tyson Foods, Inc. 3.550% due 06/02/27	850,000	788,251
UnitedHealth Group, Inc.
2.750% due 05/15/40	945,000	642,832
3.250% due 05/15/51	525,000	345,552
5.875% due 02/15/53	420,000	422,043
University of Miami 4.063% due 04/01/52	240,000	183,648
Verisk Analytics, Inc. 5.750% due 04/01/33	660,000	656,994
Viatris, Inc. 3.850% due 06/22/40	340,000	221,639
Viterra Finance BV (Netherlands) 3.200% due 04/21/31 ~	1,000,000	805,960
Zoetis, Inc. 5.600% due 11/16/32	715,000	712,219

		43,183,792

Energy - 1.4%
Aker BP ASA (Norway) 2.000% due 07/15/26 ~	207,000	184,847
BG Energy Capital PLC (United Kingdom) 5.125% due 10/15/41 ~	280,000	242,732
Boardwalk Pipelines LP 4.450% due 07/15/27	480,000	452,278
BP Capital Markets America, Inc.
3.633% due 04/06/30	1,685,000	1,518,225
4.812% due 02/13/33	860,000	805,415
Coterra Energy, Inc. 3.900% due 05/15/27	495,000	465,128
DT Midstream, Inc. 4.300% due 04/15/32 ~	790,000	673,254
Enbridge, Inc. (Canada) 5.700% due 03/08/33	700,000	671,009
Energy Transfer LP
3.900% due 07/15/26	2,470,000	2,338,976
4.150% due 09/15/29	605,000	548,402
6.100% due 02/15/42	455,000	411,380
Exxon Mobil Corp. 4.114% due 03/01/46	1,060,000	852,091
Flex Intermediate Holdco LLC
3.363% due 06/30/31 ~	475,000	369,810
4.317% due 12/30/39 ~	335,000	230,960
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.940% due 09/30/40 ~	522,418	403,862
Gray Oak Pipeline LLC 2.600% due 10/15/25 ~	1,685,000	1,554,218
HF Sinclair Corp. 5.875% due 04/01/26	842,000	839,735
Kinder Morgan, Inc. 5.050% due 02/15/46	310,000	248,332
MPLX LP 4.500% due 04/15/38	580,000	470,393
NGPL PipeCo LLC 3.250% due 07/15/31 ~	860,000	684,846

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Phillips 66 Co.
3.550% due 10/01/26	$560,000	$527,757
5.300% due 06/30/33	620,000	593,828
Pioneer Natural Resources Co. 1.900% due 08/15/30	760,000	596,794
Sabine Pass Liquefaction LLC 4.500% due 05/15/30	300,000	275,227
Saudi Arabian Oil Co. (Saudi Arabia) 1.625% due 11/24/25 ~	200,000	182,996
Suncor Energy, Inc. (Canada) 5.950% due 12/01/34	690,000	664,989
TotalEnergies Capital International SA (France) 2.986% due 06/29/41	1,130,000	788,799

		17,596,283

Financial - 12.0%
ABN AMRO Bank NV (Netherlands)
2.470% due 12/13/29 ~	400,000	330,625
6.339% due 09/18/27 ~	600,000	598,757
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.450% due 10/29/26	470,000	421,210
3.300% due 01/30/32	550,000	437,429
6.100% due 01/15/27	970,000	965,742
6.500% due 07/15/25	300,000	300,446
AIB Group PLC (Ireland)
4.263% due 04/10/25 ~	600,000	591,551
6.608% due 09/13/29 ~	405,000	403,579
Air Lease Corp.
2.875% due 01/15/26	610,000	568,236
3.375% due 07/01/25	2,555,000	2,428,504
Alexandria Real Estate Equities, Inc. REIT 3.375% due 08/15/31	1,130,000	946,359
American International Group, Inc. 4.375% due 06/30/50	770,000	598,075
American Tower Corp. REIT
2.950% due 01/15/51	229,000	129,372
3.100% due 06/15/50	351,000	205,122
5.900% due 11/15/33	1,060,000	1,035,615
ANZ New Zealand International Ltd. (New Zealand) 5.355% due 08/14/28 ~	690,000	677,855
Athene Global Funding
1.450% due 01/08/26 ~	905,000	807,245
2.500% due 01/14/25 ~	1,418,000	1,340,875
2.500% due 03/24/28 ~	885,000	751,157
Australia & New Zealand Banking Group Ltd. (Australia) 4.400% due 05/19/26 ~	1,140,000	1,087,483
Aviation Capital Group LLC 5.500% due 12/15/24 ~	1,000,000	983,531
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~	305,000	273,388
2.528% due 11/18/27 ~	5,605,000	4,735,707
4.250% due 04/15/26 ~	765,000	719,342
Banco Santander SA (Spain)
1.722% due 09/14/27	200,000	174,976
1.849% due 03/25/26	2,000,000	1,799,491
5.147% due 08/18/25	400,000	391,723
Bank of America Corp.
1.197% due 10/24/26	1,385,000	1,252,767
2.676% due 06/19/41	1,900,000	1,217,790
3.705% due 04/24/28	6,445,000	5,939,106
4.376% due 04/27/28	740,000	698,955
5.080% due 01/20/27	900,000	879,910
5.202% due 04/25/29	1,060,000	1,021,574
5.288% due 04/25/34	1,460,000	1,359,361
5.819% due 09/15/29	1,560,000	1,541,502
5.872% due 09/15/34	940,000	915,281

	Principal Amount	Value
Bank of Ireland Group PLC (Ireland)
2.029% due 09/30/27 ~	$1,212,000	$1,063,392
6.253% due 09/16/26 ~	903,000	898,072
Bank of Montreal (Canada)
5.300% due 06/05/26	750,000	740,105
5.717% due 09/25/28	940,000	930,479
Bank of Nova Scotia (Canada) 4.850% due 02/01/30	1,081,000	1,018,613
Banque Federative du Credit Mutuel SA (France)
1.604% due 10/04/26 ~	1,365,000	1,203,049
5.790% due 07/13/28 ~	570,000	566,094
5.896% due 07/13/26 ~	660,000	656,649
Barclays PLC (United Kingdom)
2.894% due 11/24/32	358,000	269,662
6.224% due 05/09/34	945,000	895,842
6.496% due 09/13/27	260,000	259,415
Berkshire Hathaway Finance Corp. 3.850% due 03/15/52	1,285,000	959,344
BNP Paribas SA (France)
1.904% due 09/30/28 ~	550,000	465,774
2.159% due 09/15/29 ~	874,000	721,251
BPCE SA (France)
1.652% due 10/06/26 ~	1,670,000	1,516,305
3.116% due 10/19/32 ~	660,000	492,424
5.975% due 01/18/27 ~	1,810,000	1,791,076
Brixmor Operating Partnership LP REIT
2.250% due 04/01/28	400,000	337,260
2.500% due 08/16/31	260,000	196,849
4.125% due 05/15/29	600,000	534,986
Brookfield Finance, Inc. (Canada) 3.500% due 03/30/51	1,200,000	747,775
Brown & Brown, Inc. 2.375% due 03/15/31	1,125,000	870,404
CaixaBank SA (Spain) 6.684% due 09/13/27 ~	850,000	849,988
Camden Property Trust REIT 3.150% due 07/01/29	1,100,000	975,692
Capital One Financial Corp. 3.800% due 01/31/28	1,930,000	1,741,986
Citigroup, Inc.
2.520% due 11/03/32	225,000	171,281
3.057% due 01/25/33	1,909,000	1,509,852
3.520% due 10/27/28	1,140,000	1,031,913
Commonwealth Bank of Australia (Australia) 3.305% due 03/11/41 ~	660,000	423,194
Corebridge Financial, Inc.
3.650% due 04/05/27	985,000	912,600
3.850% due 04/05/29	270,000	242,751
Credit Agricole SA (France) due 10/03/29 # ~	500,000	500,300
2.811% due 01/11/41 ~	250,000	154,227
4.375% due 03/17/25 ~	1,125,000	1,087,537
5.514% due 07/05/33 ~	290,000	279,444
5.589% due 07/05/26 ~	565,000	560,894
Credit Suisse AG (Switzerland)
1.250% due 08/07/26	1,175,000	1,027,329
7.950% due 01/09/25	1,117,000	1,137,174
Crown Castle, Inc. REIT 2.900% due 04/01/41	2,000,000	1,285,986
Danske Bank AS (Denmark) 6.466% due 01/09/26 ~	460,000	459,335
Deutsche Bank AG (Germany)
2.129% due 11/24/26	1,220,000	1,103,689
6.720% due 01/18/29	365,000	363,027
7.146% due 07/13/27	570,000	574,074
DNB Bank ASA (Norway) 1.605% due 03/30/28 ~	805,000	692,032
Empower Finance 2020 LP (Canada) 3.075% due 09/17/51 ~	625,000	374,774
Equinix, Inc. REIT 2.900% due 11/18/26	840,000	771,821
Extra Space Storage LP 2.400% due 10/15/31	1,230,000	942,485

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
F&G Global Funding 1.750% due 06/30/26 ~	$ 460,000	$ 406,439
Federal Realty OP LP REIT 1.250% due 02/15/26	785,000	705,655
Federation des Caisses Desjardins du Quebec (Canada)
4.400% due 08/23/25 ~	745,000	721,322
5.700% due 03/14/28 ~	800,000	790,323
Fidelity & Guaranty Life Holdings, Inc. 5.500% due 05/01/25 ~	390,000	380,907
Goldman Sachs Group, Inc.
1.431% due 03/09/27	925,000	823,780
1.948% due 10/21/27	2,713,000	2,396,328
2.640% due 02/24/28	716,000	638,714
3.691% due 06/05/28	1,785,000	1,645,931
4.250% due 10/21/25	1,850,000	1,783,236
Healthcare Realty Holdings LP REIT 2.000% due 03/15/31	1,125,000	844,163
Healthpeak OP LLC REIT
2.125% due 12/01/28	813,000	683,543
2.875% due 01/15/31	1,130,000	919,494
HSBC Holdings PLC (United Kingdom)
2.013% due 09/22/28	4,175,000	3,545,493
2.206% due 08/17/29	495,000	408,257
Huntington National Bank 5.650% due 01/10/30	1,293,000	1,219,400
ING Groep NV (Netherlands)
1.726% due 04/01/27	675,000	604,257
6.083% due 09/11/27	800,000	796,857
KBC Group NV (Belgium) 6.324% due 09/21/34 ~	1,200,000	1,165,714
KeyCorp 4.789% due 06/01/33	115,000	95,927
Lloyds Banking Group PLC (United Kingdom)
1.627% due 05/11/27	590,000	523,598
4.716% due 08/11/26	1,150,000	1,118,699
LSEGA Financing PLC (United Kingdom) 2.000% due 04/06/28 ~	1,160,000	986,216
Macquarie Group Ltd. (Australia)
1.340% due 01/12/27 ~	1,075,000	962,131
2.871% due 01/14/33 ~	600,000	454,013
6.207% due 11/22/24 ~	2,736,000	2,735,924
Mitsubishi UFJ Financial Group, Inc. (Japan)
1.538% due 07/20/27	500,000	443,060
3.741% due 03/07/29	2,065,000	1,878,799
5.242% due 04/19/29	210,000	204,257
5.441% due 02/22/34	560,000	534,699
Mizuho Financial Group, Inc. (Japan)
1.234% due 05/22/27	515,000	454,705
5.778% due 07/06/29	2,440,000	2,407,322
Morgan Stanley
2.475% due 01/21/28	1,600,000	1,427,211
3.217% due 04/22/42	805,000	555,115
4.457% due 04/22/39	855,000	714,743
5.123% due 02/01/29	440,000	423,888
5.164% due 04/20/29	1,110,000	1,068,344
5.424% due 07/21/34	295,000	278,398
5.449% due 07/20/29	430,000	419,197
Mutual of Omaha Cos Global Funding 5.800% due 07/27/26 ~	600,000	594,607
Nasdaq, Inc. 5.550% due 02/15/34	295,000	281,727
Natwest Group PLC (United Kingdom)
4.445% due 05/08/30	515,000	465,194
4.892% due 05/18/29	1,400,000	1,310,196
NatWest Markets PLC (United Kingdom) 1.600% due 09/29/26 ~	1,000,000	879,492
New York Life Insurance Co. 3.750% due 05/15/50 ~	1,140,000	788,761

	Principal Amount	Value
NNN REIT, Inc. 5.600% due 10/15/33	$ 250,000	$ 235,816
Nomura Holdings, Inc. (Japan) 6.070% due 07/12/28	1,600,000	1,583,160
Nordea Bank Abp (Finland) 5.375% due 09/22/27 ~	580,000	566,741
Northwestern Mutual Global Funding 1.700% due 06/01/28 ~	490,000	414,657
Physicians Realty LP REIT 2.625% due 11/01/31	315,000	237,579
PNC Financial Services Group, Inc. 5.068% due 01/24/34	503,000	456,475
Public Storage Operating Co. REIT
1.950% due 11/09/28	382,000	323,809
2.250% due 11/09/31	320,000	250,521
Realty Income Corp. REIT
1.800% due 03/15/33	705,000	495,903
4.850% due 03/15/30	810,000	763,989
Sabra Health Care LP REIT 3.200% due 12/01/31	515,000	385,884
Santander UK Group Holdings PLC (United Kingdom)
1.532% due 08/21/26	1,000,000	906,903
1.673% due 06/14/27	560,000	490,151
6.534% due 01/10/29	1,400,000	1,387,974
6.833% due 11/21/26	706,000	710,236
Scentre Group Trust 1/Scentre Group Trust 2 REIT (Australia) 3.625% due 01/28/26 ~	1,225,000	1,164,408
Societe Generale SA (France)
1.792% due 06/09/27 ~	455,000	401,353
4.250% due 04/14/25 ~	1,935,000	1,858,886
Standard Chartered PLC (United Kingdom)
1.214% due 03/23/25 ~	2,520,000	2,464,782
1.456% due 01/14/27 ~	565,000	504,839
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.520% due 01/13/28	1,600,000	1,579,014
5.716% due 09/14/28	1,300,000	1,283,622
Swedbank AB (Sweden)
6.136% due 09/12/26 ~	880,000	876,897
Teachers Insurance & Annuity Association of America
3.300% due 05/15/50 ~	555,000	351,733
Toronto-Dominion Bank (Canada)
5.523% due 07/17/28	510,000	503,672
5.532% due 07/17/26	1,365,000	1,355,476
Truist Financial Corp.
5.122% due 01/26/34	520,000	465,193
6.047% due 06/08/27	470,000	465,051
UBS Group AG (Switzerland)
1.305% due 02/02/27 ~	940,000	835,950
3.869% due 01/12/29 ~	1,115,000	1,010,569
4.282% due 01/09/28 ~	1,135,000	1,044,128
UDR, Inc. REIT
1.900% due 03/15/33	185,000	130,182
2.100% due 08/01/32	1,130,000	817,118
UniCredit SpA (Italy)
1.982% due 06/03/27 ~	1,440,000	1,272,773
5.861% due 06/19/32 ~	315,000	286,866
Wells Fargo & Co.
2.393% due 06/02/28	1,600,000	1,403,668
4.611% due 04/25/53	780,000	611,374
5.557% due 07/25/34	470,000	445,292
5.574% due 07/25/29	1,350,000	1,317,590
Welltower OP LLC REIT
2.800% due 06/01/31	1,200,000	961,739
Westpac Banking Corp. (Australia)
3.133% due 11/18/41	541,000	333,160
5.405% due 08/10/33	780,000	710,894
WP Carey, Inc. REIT
2.250% due 04/01/33	325,000	232,487
2.400% due 02/01/31	1,130,000	876,287

		152,098,683

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Industrial - 1.4%
BAE Systems PLC (United Kingdom) 3.400% due 04/15/30 ~	$ 935,000	$ 814,895
Boeing Co.
2.700% due 02/01/27	2,115,000	1,916,270
2.750% due 02/01/26	162,000	151,384
3.100% due 05/01/26	2,537,000	2,370,111
Canadian Pacific Railway Co. (Canada) 4.700% due 05/01/48	1,500,000	1,243,749
CRH America, Inc. 3.875% due 05/18/25 ~	450,000	435,002
CSX Corp. 3.800% due 11/01/46	1,000,000	733,014
Graphic Packaging International LLC 1.512% due 04/15/26 ~	594,000	529,717
L3Harris Technologies, Inc. 5.400% due 07/31/33	690,000	663,544
Masco Corp. 2.000% due 10/01/30	1,125,000	862,122
Norfolk Southern Corp. 3.050% due 05/15/50	400,000	248,693
Northrop Grumman Corp. 3.850% due 04/15/45	1,120,000	835,609
Otis Worldwide Corp. 3.112% due 02/15/40	500,000	357,521
5.250% due 08/16/28	770,000	757,412
Penske Truck Leasing Co. LP/PTL Finance Corp. 1.200% due 11/15/25 ~	1,365,000	1,228,534
6.050% due 08/01/28 ~	800,000	790,556
RTX Corp.
2.250% due 07/01/30	975,000	785,249
3.750% due 11/01/46	1,530,000	1,085,300
5.150% due 02/27/33	604,000	572,261
Siemens Financieringsmaatschappij NV (Germany) 3.300% due 09/15/46 ~	860,000	595,645
Union Pacific Corp. 3.550% due 08/15/39	765,000	589,466

		17,566,054

Technology - 1.7%
Analog Devices, Inc. 2.800% due 10/01/41	259,000	173,115
Apple, Inc. 3.950% due 08/08/52	2,000,000	1,569,991
Broadcom, Inc.
1.950% due 02/15/28 ~	2,800,000	2,388,899
3.187% due 11/15/36 ~	148,000	106,322
CGI, Inc. (Canada) 2.300% due 09/14/31	925,000	694,849
Dell International LLC/EMC Corp. 6.200% due 07/15/30	695,000	701,078
Intel Corp.
4.900% due 08/05/52	780,000	655,072
5.625% due 02/10/43	160,000	152,730
5.700% due 02/10/53	270,000	253,387
Intuit, Inc.
5.200% due 09/15/33	770,000	750,219
5.500% due 09/15/53	240,000	230,436
KLA Corp. 3.300% due 03/01/50	1,455,000	968,576
Leidos, Inc. 2.300% due 02/15/31	1,185,000	912,023
Marvell Technology, Inc. 5.750% due 02/15/29	850,000	842,558
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
2.500% due 05/11/31	1,870,000	1,461,213
3.250% due 05/11/41	895,000	602,674
Oracle Corp.

	Principal Amount	Value
3.800% due 11/15/37	$ 575,000	$ 438,952
3.950% due 03/25/51	645,000	442,614
4.900% due 02/06/33	850,000	783,831
5.550% due 02/06/53	600,000	526,129
QUALCOMM, Inc. 4.500% due 05/20/52	300,000	246,253
Roper Technologies, Inc. 1.750% due 02/15/31	825,000	626,466
Take-Two Interactive Software, Inc. 3.700% due 04/14/27	886,000	830,048
Texas Instruments, Inc. 5.050% due 05/18/63	670,000	594,739
TSMC Global Ltd. (Taiwan) 1.375% due 09/28/30 ~	1,385,000	1,056,719
VMware, Inc.
1.400% due 08/15/26	1,028,000	907,162
4.700% due 05/15/30	2,415,000	2,225,474

		21,141,529

Utilities - 3.3%
APA Infrastructure Ltd. (Australia) 4.200% due 03/23/25 ~	450,000	437,754
Atmos Energy Corp. 1.500% due 01/15/31	705,000	536,235
Baltimore Gas & Electric Co. 5.400% due 06/01/53	930,000	856,189
CenterPoint Energy Resources Corp. 1.750% due 10/01/30	560,000	433,706
Commonwealth Edison Co. 3.650% due 06/15/46	1,300,000	917,523
Constellation Energy Generation LLC
3.250% due 06/01/25	2,330,000	2,222,014
5.800% due 03/01/33	819,000	799,460
Consumers Energy Co. 3.250% due 08/15/46	265,000	178,170
Dominion Energy, Inc. 3.300% due 04/15/41	1,000,000	684,052
DTE Electric Co. 3.250% due 04/01/51	500,000	323,275
DTE Energy Co. 4.875% due 06/01/28	750,000	725,354
Duke Energy Corp.
3.750% due 09/01/46	1,500,000	1,038,609
6.100% due 09/15/53	850,000	825,593
Duke Energy Indiana LLC 3.250% due 10/01/49	395,000	251,756
Duquesne Light Holdings, Inc. 2.775% due 01/07/32 ~	800,000	595,641
Edison International 5.750% due 06/15/27	255,000	252,811
Emera U.S. Finance LP (Canada) 4.750% due 06/15/46	550,000	406,651
Entergy Arkansas LLC 2.650% due 06/15/51	995,000	555,986
Entergy Louisiana LLC
2.900% due 03/15/51	260,000	153,460
4.000% due 03/15/33	430,000	373,745
Entergy Mississippi LLC 5.000% due 09/01/33	1,115,000	1,049,220
Evergy, Inc. 2.900% due 09/15/29	1,160,000	991,996
Eversource Energy 5.125% due 05/15/33	755,000	702,836
Fells Point Funding Trust 3.046% due 01/31/27 ~	2,370,000	2,150,392
FirstEnergy Transmission LLC 4.550% due 04/01/49 ~	525,000	412,084
Fortis, Inc. (Canada) 3.055% due 10/04/26	750,000	687,782
ITC Holdings Corp.
2.950% due 05/14/30 ~	360,000	298,920
4.950% due 09/22/27 ~	1,792,000	1,747,150

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Jersey Central Power & Light Co. 4.300% due 01/15/26 ~	$ 1,130,000	$ 1,089,631
MidAmerican Energy Co. 5.850% due 09/15/54	380,000	375,060
Monongahela Power Co. 5.850% due 02/15/34 ~	320,000	314,431
Nevada Power Co. 6.000% due 03/15/54	350,000	342,220
NextEra Energy Capital Holdings, Inc. 5.749% due 09/01/25	1,420,000	1,416,476
NRG Energy, Inc.
2.000% due 12/02/25 ~	430,000	389,330
2.450% due 12/02/27 ~	1,020,000	865,503
Ohio Power Co. 5.000% due 06/01/33	825,000	775,121
Pacific Gas & Electric Co.
2.950% due 03/01/26	1,490,000	1,373,565
3.450% due 07/01/25	475,000	450,856
3.750% due 08/15/42	191,000	122,801
4.300% due 03/15/45	325,000	220,441
6.400% due 06/15/33	765,000	738,117
PacifiCorp
4.150% due 02/15/50	450,000	316,832
5.500% due 05/15/54	29,000	24,663
PG&E Recovery Funding LLC 5.536% due 07/15/49	975,000	920,291
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/38	325,000	294,298
5.099% due 06/01/54	415,000	373,234
5.212% due 12/01/49	225,000	205,557
Public Service Co. of Oklahoma 5.250% due 01/15/33	930,000	885,527
Puget Energy, Inc. 2.379% due 06/15/28	330,000	282,593
San Diego Gas & Electric Co. 2.950% due 08/15/51	1,100,000	668,264
SCE Recovery Funding LLC
4.697% due 06/15/42	595,000	554,794
5.112% due 12/14/49	240,000	217,719
Sierra Pacific Power Co. 5.900% due 03/15/54 ~	630,000	604,893
Sigeco Securitization I LLC 5.026% due 11/15/38	604,000	576,855
Southern California Edison Co.
1.200% due 02/01/26	540,000	487,642
4.125% due 03/01/48	1,290,000	957,422
5.875% due 12/01/53	841,000	792,287
Southern California Gas Co. 6.350% due 11/15/52	600,000	614,717
Southern Co. 5.700% due 03/15/34	450,000	441,192
Southern Co. Gas Capital Corp. 4.400% due 06/01/43	1,000,000	761,457
Southern Power Co. 5.150% due 09/15/41	895,000	770,415
Union Electric Co. 3.900% due 04/01/52	520,000	381,295
Vistra Operations Co. LLC 4.875% due 05/13/24 ~	1,063,000	1,052,168
WEC Energy Group, Inc. 1.375% due 10/15/27	615,000	521,601

		41,787,632

Total Corporate Bonds & Notes (Cost $402,806,294)		350,196,756

MORTGAGE-BACKED SECURITIES - 31.5%
Collateralized Mortgage Obligations - Commercial - 3.2%

	Principal Amount	Value
ACRE Commercial Mortgage Ltd. CLO 6.275% (SOFR + 0.944%) due 12/18/37 § ~	$ 969,643	$ 963,328
6.845% (SOFR + 1.514%) due 12/18/37 § ~	1,198,000	1,158,280
BAMLL RE-Remic Trust 1.923% due 11/26/47 § ~	1,955,000	1,826,613
BPR Trust 6.697% (SOFR + 1.364%) due 02/15/29 § ~	1,790,000	1,770,351
Commercial Mortgage Trust 2.399% due 01/10/38 § ~	1,900,000	1,560,446
Fannie Mae
1.764% due 11/25/31 §	3,500,000	2,703,671
2.680% due 06/25/32 §	4,798,000	3,894,171
Freddie Mac 7.115% (SOFR + 1.800%) due 07/25/41 § ~	3,581,288	3,363,173
Freddie Mac (IO)
1.290% due 11/25/30 §	18,945,000	1,305,375
1.306% due 10/25/30 §	15,300,000	1,039,459
1.467% due 12/25/29 §	8,830,000	500,412
Freddie Mac Multifamily Structured Pass-Through Certificates
1.981% due 12/25/31 §	3,800,000	2,959,520
2.920% due 06/25/32	2,100,000	1,762,067
3.820% due 12/25/32 §	2,900,000	2,597,658
FREMF Mortgage Trust
3.693% due 01/25/26 § ~	2,100,000	1,786,551
4.010% due 01/25/50 § ~	2,385,000	2,231,130
4.191% due 04/25/48 § ~	2,000,000	1,895,300
4.283% due 08/25/47 § ~	2,000,000	1,954,160
MHC Commercial Mortgage Trust 7.547% (SOFR + 2.215%) due 04/15/38 § ~	691,868	680,711
PFP Ltd. (Cayman) 6.847% (SOFR + 1.514%) due 04/14/38 § ~	1,570,922	1,530,506
SLG Office Trust 2.585% due 07/15/41 ~	2,470,000	1,931,396
Wells Fargo Commercial Mortgage Trust 6.598% (SOFR + 1.264%) due 02/15/40 § ~	692,901	663,259

		40,077,537

Collateralized Mortgage Obligations - Residential - 4.0%
Anchor Mortgage Trust 2.600% due 10/25/26 ~	805,053	752,312
Antler Mortgage Trust 2.115% due 11/25/24 § ~	911,803	903,340
Connecticut Avenue Securities Trust 8.015% (SOFR + 2.700%) due 07/25/43 § ~	3,450,000	3,476,552
Credit Suisse Mortgage Trust 3.023% due 08/25/60 § ~	1,443,044	1,419,195
CSMC Trust 1.668% due 09/27/60 § ~	2,400,165	2,220,750
Fannie Mae REMICS 3.500% due 11/25/57	3,781,872	3,528,669
Freddie Mac REMICS
1.500% due 01/25/51	2,733,079	2,069,321
2.000% due 12/25/51	2,241,609	1,878,458
3.500% due 01/15/48	4,861,887	4,082,495
Government National Mortgage Association
4.653% (SOFR + 1.394%) due 02/20/71 §	3,166,248	3,198,393
6.712% (SOFR + 1.394%) due 01/20/71 §	4,612,111	4,612,689
Government National Mortgage Association (IO) 0.601% due 03/20/71 §	40,541,711	812,355

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
LHOME Mortgage Trust 2.090% due 02/25/26 § ~	$232,004	$231,065
Seasoned Credit Risk Transfer Trust
2.000% due 05/25/60	5,164,648	3,931,019
3.000% due 05/25/60	9,981,767	8,881,351
3.000% due 10/25/62	3,082,354	2,507,236
3.250% due 11/25/61	1,627,410	1,349,483
3.500% due 11/25/57	2,328,297	1,984,487
Towd Point Mortgage Trust
2.918% due 11/30/60 § ~	3,258,019	2,588,996
4.000% due 11/25/47 § ~	682,677	628,589

		51,056,755

Fannie Mae - 16.6%
due 10/01/52 #	1,901,782	1,509,759
0.970% due 07/01/27	5,593,335	4,789,526
1.090% due 04/01/28	2,870,623	2,408,507
1.275% due 04/01/30	3,596,490	2,835,035
1.370% due 03/01/30	3,569,753	2,851,642
1.410% due 12/01/30	10,170,000	7,823,625
1.440% due 01/01/31	1,400,000	1,076,628
1.460% due 12/01/30	5,000,000	3,861,503
1.560% due 01/01/31	2,700,000	2,096,088
1.754% due 03/01/32 §	3,297,814	2,546,551
1.815% due 01/01/31	1,011,762	811,983
1.870% due 05/01/31	6,400,000	5,069,408
1.960% due 09/01/33	3,750,000	2,795,408
2.010% due 01/01/32	2,200,000	1,735,050
2.140% due 12/01/33	2,550,000	1,980,177
2.160% due 12/01/33	3,100,000	2,411,543
2.290% due 01/01/37	3,987,165	3,009,670
2.320% due 02/01/35	1,912,000	1,442,342
2.500% due 11/01/51 - 03/01/62	18,347,813	14,455,089
2.510% due 10/01/30	2,730,000	2,289,355
2.550% due 10/01/30	905,000	769,049
3.000% due 05/01/47 - 06/01/62	27,105,901	22,567,647
3.040% due 07/01/32	2,970,659	2,565,408
3.080% due 05/01/32	1,875,000	1,599,291
3.140% due 07/01/32	1,710,000	1,456,502
3.190% due 07/01/33	1,754,816	1,513,037
3.260% due 02/01/31	800,000	703,994
3.500% due 01/01/50 - 03/01/61	9,098,794	7,867,569
3.510% due 09/01/32	5,000,000	4,375,588
3.540% due 10/01/32	2,676,263	2,374,421
3.610% due 01/01/37	2,473,457	2,240,186
3.650% due 10/01/32	4,566,000	4,038,244
3.670% due 09/01/32	546,000	481,273
3.700% due 10/01/32	3,958,878	3,522,815
3.730% due 10/01/32	4,916,406	4,376,610
3.750% due 09/01/32	2,610,000	2,348,041
3.790% due 12/01/30	2,610,000	2,376,677
3.800% due 09/01/32	2,210,061	1,980,109
3.805% due 11/01/32	1,470,000	1,315,684
3.810% due 10/01/32	3,930,000	3,521,257
3.830% due 09/01/32	2,500,000	2,245,269
3.870% due 03/01/30	4,592,000	4,247,460
3.895% due 02/01/33	3,600,000	3,239,488
3.910% due 08/01/32	1,300,000	1,172,333
4.000% due 10/01/43 - 04/01/52	4,126,005	3,716,807
4.090% due 09/01/31 - 02/01/34	4,484,000	4,065,672
4.100% due 06/01/33	4,000,000	3,657,283
4.210% due 02/01/33	3,000,000	2,769,953
4.510% due 10/01/32	4,160,000	3,952,300
4.550% due 10/01/32 - 09/01/33	4,155,000	3,945,596
4.600% due 10/01/32	4,000,000	3,813,907
4.900% due 12/01/32	3,045,000	2,968,092
5.000% due 12/01/49 - 12/01/61	21,010,712	19,973,123
5.500% due 09/01/52 - 05/01/58	7,626,172	7,476,442
6.000% due 12/01/61	2,727,141	2,803,436

		209,839,452

	Principal Amount	Value
Freddie Mac - 1.0%
2.500% due 07/01/50	$3,694,016	$2,960,564
3.000% due 10/01/51 - 02/01/52	4,694,945	3,925,274
3.500% due 04/01/37	1,173,501	1,077,035
3.700% due 06/01/34	5,000,000	4,399,022

		12,361,895

Government National Mortgage Association - 6.7%
2.500% due 10/20/45 - 10/20/50	2,954,968	2,403,604
2.808% due 07/20/71 §	2,451,467	2,057,006
2.931% due 10/20/70 §	1,889,131	1,638,644
3.000% due 08/20/50 - 03/20/52	4,915,779	4,172,121
3.073% due 09/20/70 §	5,675,742	4,884,356
3.090% due 12/20/71 §	2,961,838	2,509,513
3.500% due 10/20/50 - 03/20/52	17,586,086	15,415,694
4.000% due 12/20/51 - 03/20/52	4,588,981	4,123,317
4.500% due 07/20/52 - 09/20/52	9,455,339	8,805,053
5.000% due 07/20/52 - 06/20/63	16,889,943	16,122,366
5.500% due 09/20/52 - 07/20/53	4,626,626	4,504,110
6.843% (UST + 1.737%) due 10/20/71 §	2,488,980	2,560,326
6.912% (UST + 1.837%) due 08/20/71 §	2,331,367	2,408,228
6.962% (UST + 1.703%) due 03/20/72 §	1,978,144	2,038,353
6.986% (UST + 1.727%) due 02/20/72 §	1,976,349	2,035,814
7.059% (UST + 1.923%) due 08/20/72 §	4,496,938	4,672,319
7.077% (UST + 1.830%) due 07/20/72 §	3,666,666	3,812,023

		84,162,847

Total Mortgage-Backed Securities (Cost $450,475,620)		397,498,486

ASSET-BACKED SECURITIES - 12.7%
Automobile Other - 3.1%
American Credit Acceptance Receivables Trust 5.830% due 10/13/28 ~	1,617,000	1,575,335
AmeriCredit Automobile Receivables Trust 1.210% due 12/18/26	3,060,000	2,806,380
Carvana Auto Receivables Trust 3.430% due 01/15/26 ~	1,070,769	1,063,327
Credit Acceptance Auto Loan Trust
1.640% due 06/17/30 ~	3,815,000	3,622,375
2.730% due 11/15/29 ~	2,500,000	2,496,284
Drive Auto Receivables Trust 3.180% due 10/15/26	1,291,932	1,290,312
DT Auto Owner Trust
1.100% due 02/16/27 ~	1,155,000	1,129,609
2.960% due 04/15/25 ~	604,152	602,201
Exeter Automobile Receivables Trust 5.980% due 12/15/28	3,400,000	3,336,579
Flagship Credit Auto Trust
2.180% due 02/16/27 ~	1,762,000	1,649,973
6.000% due 07/17/28 ~	3,148,000	3,049,007
GLS Auto Receivables Issuer Trust
1.140% due 11/17/25 ~	184,708	183,353
1.640% due 10/15/26 ~	425,000	409,540
5.340% due 06/15/28 ~	1,889,000	1,854,006
6.420% due 06/15/28 ~	2,000,000	1,976,515
Santander Consumer Auto Receivables Trust 1.570% due 01/15/27 ~	1,400,000	1,287,237
Santander Drive Auto Receivables Trust 4.430% due 03/15/27	1,539,000	1,509,838

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Tricolor Auto Securitization Trust 1.920% due 05/15/26 ~	$363,716	$361,838
United Auto Credit Securitization Trust 1.140% due 06/10/26 ~	337,445	334,822
Westlake Automobile Receivables Trust
5.480% due 09/15/27 ~	3,300,000	3,223,907
6.020% due 09/15/28 ~	2,100,000	2,087,655
6.680% due 04/17/28 ~	2,900,000	2,891,334

		38,741,427

Automobile Sequential - 0.1%
Credit Acceptance Auto Loan Trust 6.390% due 08/15/33 ~	1,600,000	1,596,911
Credito Real USA Auto Receivables Trust 1.350% due 02/16/27 ~	95,990	95,192
FHF Trust 1.270% due 03/15/27 ~	115,672	111,781

		1,803,884

Credit Card Other - 0.4%
Consumer Receivables Asset Investment Trust 9.058% (SOFR + 3.750%) due 12/15/24 § ~	355,781	356,826
Continental Finance Credit Card ABS Master Trust
2.240% due 12/15/28 ~	2,170,000	2,108,577
6.190% due 10/15/30 ~	2,870,000	2,774,022

		5,239,425

Manufactured Housing Sequential - 0.3%
Cascade MH Asset Trust
2.708% due 02/25/46 ~	1,420,000	1,055,666
4.250% due 08/25/54 § ~	3,307,381	2,908,429

		3,964,095

Other Asset-Backed Securities - 8.8%
Ajax Mortgage Loan Trust 2.239% due 06/25/66 § ~	1,202,007	1,142,065
American Homes 4 Rent Trust 5.885% due 04/17/52 ~	2,135,000	2,102,084
AMSR Trust 2.006% due 11/17/37 ~	2,120,000	1,919,764
2.327% due 10/17/38 ~	1,342,000	1,142,011
2.751% due 06/17/38 ~	3,650,000	2,953,159
4.000% due 10/17/39 ~	3,000,000	2,595,817
Aqua Finance Trust 3.970% due 07/17/46 ~	1,225,000	1,053,367
Business Jet Securities LLC
2.918% due 04/15/36 ~	3,632,052	3,230,586
2.981% due 11/15/35 ~	812,367	762,202
Cars Net Lease Mortgage Notes 3.100% due 12/15/50 ~	424,088	345,490
CFIN Issuer LLC 3.250% due 02/16/26 ~	1,717,623	1,619,579
CFMT LLC 1.374% due 02/25/31 § ~	3,815,000	3,628,393
DataBank Issuer 2.060% due 02/27/51 ~	1,300,000	1,143,381
Diversified Abs Phase VI LLC 7.500% due 11/28/39	1,670,200	1,619,288
FirstKey Homes Trust
2.389% due 08/17/38 ~	5,500,000	4,780,942
5.197% due 05/17/39 ~	915,000	850,205
FMC GMSR Issuer Trust
3.620% due 07/25/26 § ~	4,600,000	3,782,906
3.690% due 02/25/24	4,260,000	4,081,647
3.850% due 10/25/26 § ~	2,100,000	1,728,436
4.450% due 01/25/26 § ~	2,700,000	2,343,863
6.190% due 04/25/27 ~	3,000,000	2,789,383
7.900% due 07/25/27 ~	3,000,000	2,960,559

	Principal Amount	Value
Goodgreen Trust (Jersey) 5.900% due 01/17/61 ~	$1,975,164	$1,850,406
Hilton Grand Vacations Trust 4.300% due 01/25/37 ~	1,700,750	1,631,596
Jonah Energy Abs I LLC 7.200% due 12/10/37 ~	1,421,442	1,386,929
Jonah Energy LLC 7.800% due 11/10/37 ~	1,768,294	1,711,885
LendingPoint Asset Securitization Trust 2.731% due 10/15/28 ~	24,053	24,053
LFT CRE Ltd. 7.397% (SOFR + 2.064%) due 06/15/39 § ~	2,590,000	2,427,801
LP LMS Asset Securitization Trust 1.750% due 01/15/29 ~	419,723	415,439
Mariner Finance Issuance Trust 2.960% due 07/20/32 ~	84,209	84,018
MVW LLC 1.140% due 01/22/41 ~	601,788	546,829
New Residential Mortgage Loan Trust 4.000% due 09/04/39 ~	2,537,000	2,170,527
NRZ Excess Spread-Collateralized Notes 2.981% due 03/25/26 ~	1,133,757	1,034,144
3.104% due 07/25/26 ~	2,458,553	2,199,596
3.228% due 05/25/26 ~	1,344,442	1,224,277
3.844% due 12/25/25 ~	873,755	815,859
Octane Receivables Trust
2.890% due 03/20/26 ~	2,600,000	2,532,975
6.290% due 07/20/28 ~	2,613,000	2,581,043
OneMain Financial Issuance Trust 3.450% due 09/14/35 ~	675,000	576,270
Pagaya AI Technology in Housing Trust 4.250% due 08/25/25 ~	3,000,000	2,856,366
PNMAC GMSR Issuer Trust 9.565% (SOFR + 4.250%) due 05/25/27 § ~	1,730,000	1,734,767
PRET LLC 2.487% due 10/25/51 § ~	3,160,262	2,880,880
Pretium Mortgage Credit Partners I LLC 2.240% due 09/27/60 § ~	1,540,911	1,491,895
Progress Residential Trust
2.106% due 04/17/38 ~	3,250,000	2,852,020
2.409% due 05/17/38 ~	1,570,000	1,366,084
2.425% due 07/17/38 ~	2,530,000	2,191,819
2.538% due 05/17/26 ~	1,650,000	1,442,372
2.547% due 04/19/38 ~	2,550,000	2,242,848
2.811% due 11/17/40 ~	1,000,000	798,842
5.200% due 04/17/39 ~	1,685,000	1,550,618
PRPM LLC
2.115% due 01/25/26 § ~	1,244,225	1,177,543
2.115% due 03/25/26 § ~	807,829	777,809
Regional Management Issuance Trust
1.680% due 03/17/31 ~	1,217,000	1,145,687
2.420% due 03/17/31 ~	895,000	795,971
3.800% due 10/15/30 ~	2,000,000	1,803,948
SCF Equipment Leasing LLC 1.540% due 10/21/30 ~	2,055,000	1,882,850
Sierra Timeshare Receivables Funding LLC 1.340% due 11/20/37 ~	443,183	413,585
Upstart Securitization Trust 5.980% due 08/20/32 ~	2,249,450	2,233,674
VCAT LLC 2.289% due 12/26/50 § ~	1,001,467	971,984
VOLT XCII LLC 1.893% due 02/27/51 § ~	508,075	479,905
VOLT XCIII LLC 1.893% due 02/27/51 § ~	1,893,723	1,768,198
VOLT XCIV LLC 2.240% due 02/27/51 § ~	1,303,945	1,234,602
VOLT XCIX LLC 2.116% due 04/25/51 § ~	901,006	842,483

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
VOLT XCVI LLC 2.116% due 03/27/51 § ~	$1,008,170	$958,598
VOLT XCVII LLC 2.240% due 04/25/51 § ~	1,071,398	1,002,891

		110,687,013

Total Asset-Backed Securities (Cost $170,834,575)		160,435,844

U.S. TREASURY OBLIGATIONS - 27.1%
U.S. Treasury Bonds - 10.0%
1.125% due 08/15/40	6,945,000	3,950,783
1.250% due 05/15/50	127,000	59,951
1.375% due 08/15/50	11,770,000	5,747,070
1.625% due 11/15/50	6,885,000	3,608,036
1.875% due 02/15/51	7,498,800	4,204,747
1.875% due 11/15/51	8,070,000	4,500,601
2.000% due 11/15/41	5,200,000	3,376,445
2.000% due 08/15/51	6,815,000	3,934,065
2.250% due 05/15/41	13,162,000	9,036,022
2.250% due 08/15/46	950,000	602,656
2.375% due 02/15/42	4,790,000	3,312,491
2.375% due 05/15/51	260,000	164,958
2.750% due 08/15/42	5,700,000	4,180,483
2.875% due 08/15/45	4,210,000	3,050,606
2.875% due 05/15/52	21,300,000	15,107,191
3.125% due 02/15/43	368,000	284,977
3.250% due 05/15/42	43,715,000	34,844,782
3.625% due 02/15/53	13,750,000	11,374,902
3.875% due 08/15/40	2,000,000	1,776,445
3.875% due 02/15/43	12,435,000	10,824,279
3.875% due 05/15/43	260,000	226,078
4.250% due 05/15/39	2,000,000	1,886,563

		126,054,131

U.S. Treasury Notes - 17.0%
0.375% due 01/31/26	115,000	103,540
1.250% due 03/31/28	5,485,000	4,734,883
1.500% due 02/15/30	1,075,000	891,326
1.625% due 05/15/31	565,000	458,842
1.875% due 02/28/27	4,745,000	4,319,433
1.875% due 02/28/29	7,300,000	6,340,734
1.875% due 02/15/32	6,000,000	4,874,766
2.500% due 02/28/26	270,000	255,356
2.625% due 07/31/29	28,130,000	25,243,378
2.750% due 07/31/27	65,080,000	60,633,714
2.875% due 04/30/29	15,475,000	14,134,841
2.875% due 05/15/32	6,175,000	5,421,216
3.125% due 08/31/27	1,925,000	1,817,095
3.125% due 08/31/29	1,900,000	1,751,266
3.250% due 06/30/29	7,400,000	6,877,953
3.375% due 05/15/33	8,395,000	7,614,527
3.500% due 04/30/28	52,000,000	49,568,594
3.500% due 04/30/30	10,800,000	10,109,391
3.500% due 02/15/33	2,555,000	2,344,612
4.125% due 07/31/28	7,000,000	6,849,609

		214,345,076

U.S. Treasury Strip Coupon - 0.1%
0.000% due 11/15/40	2,320,00	972,584
0.000% due 02/15/41	1,486,372	614,694

		1,587,278

Total U.S. Treasury Obligations (Cost $407,929,085)		341,986,485

FOREIGN GOVERNMENT BONDS & NOTES - 0.4%
Chile Government (Chile) 2.550% due 01/27/32	272,000	220,315
Mexico Government (Mexico)
2.659% due 05/24/31	596,000	471,754

	Principal Amount	Value
3.500% due 02/12/34	$868,000	$680,865
3.750% due 01/11/28	730,000	677,013
4.400% due 02/12/52	475,000	330,405
4.600% due 01/23/46	480,000	355,487
4.875% due 05/19/33	1,000,000	898,059
6.338% due 05/04/53	200,000	182,513
Panama Government (Panama)
3.160% due 01/23/30	480,000	404,621
4.500% due 04/16/50	415,000	283,675
Saudi Government (Saudi Arabia) 2.250% due 02/02/33 ~	338,000	259,550

Total Foreign Government Bonds & Notes (Cost $6,040,840)		4,764,257

MUNICIPAL BONDS - 0.2%
California State Build America Bonds 7.350% due 11/01/39	1,000,000	1,140,689
Oklahoma Development Finance Authority 4.714% due 05/01/52	445,000	401,909
Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/35	445,000	436,801
5.169% due 04/01/41	745,000	712,638
University of California 3.706% due 05/15/20	675,000	419,868

Total Municipal Bonds (Cost $3,874,526)		3,111,905

TOTAL INVESTMENTS - 99.6% (Cost $1,441,960,940)		1,257,993,733

OTHER ASSETS & LIABILITIES, NET - 0.4%		5,611,251

NET ASSETS - 100.0%		$1,263,604,984

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$350,196,756	$-	$350,196,756	$-
	Mortgage-Backed Securities	397,498,486	-	397,498,486	-
	Asset-Backed Securities	160,435,844	-	160,435,844	-
	U.S. Treasury Obligations	341,986,485	-	341,986,485	-
	Foreign Government Bonds & Notes	4,764,257	-	4,764,257	-
	Municipal Bonds	3,111,905	-	3,111,905	-

	Total Assets	1,257,993,733	-	1,257,993,733	-

Liabilities	Due to Custodian	(126,731)	-	(126,731)	-

	Total Liabilities	(126,731)	-	(126,731)	-

	Total	$1,257,867,002	$-	$1,257,867,002	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.1%
Energy - 0.1%
Drillco Holdings Luxembourg SA * Ω ± (Luxembourg)	34,768	$912,660

Financial - 0.0%
CBL & Associates Properties, Inc. REIT	9,021	189,261

Total Common Stocks (Cost $820,792)		1,101,921

	Principal Amount
CORPORATE BONDS & NOTES - 34.4%
Communications - 0.6%
AT&T, Inc. 1.700% due 03/25/26	$3,700,000	3,358,063
Charter Communications Operating LLC/ Charter Communications Operating Capital 3.850% due 04/01/61	7,500,000	4,196,471
T-Mobile USA, Inc. 3.375% due 04/15/29	7,200,000	6,339,273

		13,893,807

Consumer, Cyclical - 3.9%
Air Canada Pass-Through Trust (Canada) 3.750% due 06/15/29 ~	1,457,391	1,336,138
Alaska Airlines Pass-Through Trust 4.800% due 02/15/29 ~	4,971,429	4,774,684
American Airlines Pass-Through Trust A
2.875% due 01/11/36	4,500,022	3,723,805
3.250% due 04/15/30	2,090,298	1,792,380
4.000% due 01/15/27	542,822	514,785
American Airlines Pass-Through Trust AA 3.000% due 04/15/30	3,207,543	2,875,852
American Honda Finance Corp. 5.958% (SOFR + 0.670%) due 01/10/25 §	4,600,000	4,603,657
Daimler Truck Finance North America LLC (Germany) 6.094% (SOFR + 0.750%) due 12/13/24 § ~	6,650,000	6,641,386
Ford Motor Credit Co. LLC
2.748% due 06/14/24	GBP 300,000	354,354
3.021% due 03/06/24	EUR 1,900,000	1,993,022
3.375% due 11/13/25	$2,300,000	2,135,932
Hyatt Hotels Corp. 1.800% due 10/01/24	7,200,000	6,909,974
Hyundai Capital America
1.650% due 09/17/26 ~	7,200,000	6,357,265
5.650% due 06/26/26 ~	3,400,000	3,372,273
6.491% (SOFR + 1.150%) due 08/04/25 § ~	3,100,000	3,101,893
JetBlue Pass-Through Trust Class A 4.000% due 05/15/34	7,360,386	6,641,123
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/28 ~	5,900,000	4,943,045
Toyota Motor Credit Corp.
5.830% (SOFR + 0.520%) due 08/22/24 §	3,500,000	3,503,807
6.060% (SOFR + 0.750%) due 12/11/23 §	3,300,000	3,303,196

	Principal Amount	Value
United Airlines Pass-Through Trust
2.700% due 11/01/33	$4,192,767	$3,468,710
5.800% due 07/15/37	4,700,000	4,586,578
Volkswagen Group of America Finance LLC (Germany)
4.625% due 11/13/25 ~	1,000,000	975,367
5.650% due 09/12/28 ~	6,200,000	6,101,158

		84,010,384

Consumer, Non-Cyclical - 2.5%
Bacardi Ltd. (Bermuda) 4.450% due 05/15/25 ~	6,700,000	6,504,759
BAT International Finance PLC (United Kingdom) 5.931% due 02/02/29	4,700,000	4,616,334
Becton Dickinson & Co. 1.957% due 02/11/31	7,900,000	6,172,308
CommonSpirit Health 6.073% due 11/01/27	4,200,000	4,239,999
Constellation Brands, Inc. 3.700% due 12/06/26	4,400,000	4,156,871
CVS Pass-Through Trust 6.943% due 01/10/30	136,082	136,279
Duke University 2.682% due 10/01/44	9,600,000	6,447,139
Elevance Health, Inc. 2.375% due 01/15/25	3,400,000	3,248,587
General Mills, Inc. 6.580% (SOFR + 1.272%) due 10/17/23 §	1,000,000	1,000,270
HCA, Inc. 3.375% due 03/15/29	7,300,000	6,399,472
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	6,200,000	6,043,317
3.875% due 07/26/29 ~	3,300,000	2,907,440
Mylan, Inc. 4.200% due 11/29/23	1,500,000	1,495,407

		53,368,182

Energy - 1.5%
FORESEA Holding SA (Luxembourg) 7.500% due 06/15/30 ~	358,998	337,817
Midwest Connector Capital Co. LLC 3.900% due 04/01/24 ~	4,100,000	4,035,559
Odebrecht Oil & Gas Finance Ltd. (Brazil) 0.000% due 10/30/23 ~	1,012,000	23,908
ONEOK, Inc. 6.625% due 09/01/53	4,100,000	4,019,598
Petroleos Mexicanos (Mexico) 10.000% due 02/07/33 ~	1,900,000	1,693,149
Pioneer Natural Resources Co. 5.100% due 03/29/26	2,300,000	2,271,221
Rio Oil Finance Trust (Brazil)
9.250% due 07/06/24 ~	367,754	370,926
9.750% due 01/06/27 ~	2,752,127	2,844,970
Sabine Pass Liquefaction LLC 4.500% due 05/15/30	6,800,000	6,238,469
Targa Resources Corp. 5.200% due 07/01/27	6,600,000	6,471,229
Western Midstream Operating LP 6.350% due 01/15/29	3,900,000	3,911,669

		32,218,515

Financial - 18.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 6.100% due 01/15/27	2,800,000	2,787,710
American Tower Corp. REIT 2.100% due 06/15/30	8,000,000	6,233,257

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Aviation Capital Group LLC 4.125% due 08/01/25 ~	$6,620,000	$6,301,030
Banco Bilbao Vizcaya Argentaria SA (Spain) 1.125% due 09/18/25	3,400,000	3,096,667
Banco Espirito Santo SA (Portugal)
2.625% * Y ~	EUR 1,000,000	290,744
4.750% * Y ~	5,600,000	1,628,165
Bank of America Corp.
5.015% due 07/22/33	$6,500,000	5,983,299
5.819% due 09/15/29	5,500,000	5,434,781
Bank of America NA 6.362% (SOFR + 1.020%) due 08/18/26 §	4,200,000	4,218,526
Bank of Ireland Group PLC (Ireland) 6.253% due 09/16/26 ~	6,400,000	6,365,075
Bank of Montreal (Canada) 4.689% due 07/28/29 ~	5,500,000	5,368,823
Bank of Nova Scotia (Canada) 5.450% due 06/12/25	1,000,000	990,632
Barclays PLC (United Kingdom)
3.375% due 04/02/25 ~	EUR 900,000	945,923
7.224% (SOFR + 1.880%) due 09/13/27 §	$3,600,000	3,615,019
7.385% due 11/02/28	4,000,000	4,105,775
BGC Partners, Inc.
3.750% due 10/01/24	700,000	673,839
8.000% due 05/25/28 ~	2,400,000	2,364,560
BNP Paribas SA (France)
1.904% due 09/30/28 ~	3,600,000	3,048,702
3.132% due 01/20/33 ~	7,800,000	6,135,886
CaixaBank SA (Spain) 6.684% due 09/13/27 ~	3,700,000	3,699,947
Citibank NA 5.864% due 09/29/25	3,100,000	3,103,588
Citigroup, Inc.
2.572% due 06/03/31	8,100,000	6,462,227
3.070% due 02/24/28	3,600,000	3,266,851
Cooperatieve Rabobank UA (Netherlands)
4.655% due 08/22/28 ~	6,700,000	6,365,515
5.500% due 07/18/25	300,000	298,728
Corebridge Global Funding 5.750% due 07/02/26 ~	1,400,000	1,383,864
Credit Suisse AG (Switzerland)
7.500% due 02/15/28	2,000,000	2,093,110
7.950% due 01/09/25	2,000,000	2,036,122
Crown Castle, Inc. REIT
2.250% due 01/15/31	7,900,000	6,137,103
3.700% due 06/15/26	2,277,000	2,154,920
CTP NV (Netherlands) 0.875% due 01/20/26 ~	EUR 2,100,000	1,978,352
CubeSmart LP REIT 2.500% due 02/15/32	$3,200,000	2,436,774
Deutsche Bank AG (Germany) 3.961% due 11/26/25	13,500,000	13,043,770
Digital Realty Trust LP REIT 3.600% due 07/01/29	4,500,000	3,979,483
EPR Properties REIT 4.500% due 04/01/25	2,200,000	2,121,045
Essex Portfolio LP REIT 3.375% due 04/15/26	3,500,000	3,307,378
Extra Space Storage LP 3.875% due 12/15/27	2,600,000	2,384,961
Federation des Caisses Desjardins du Quebec (Canada) 4.400% due 08/23/25 ~	7,000,000	6,777,522
GA Global Funding Trust 1.250% due 12/08/23 ~	7,000,000	6,931,400
GLP Capital LP/GLP Financing II, Inc. REIT 4.000% due 01/15/30	1,800,000	1,528,650
Goldman Sachs Group, Inc.
3.500% due 04/01/25	3,400,000	3,274,679

	Principal Amount	Value
5.798% due 08/10/26	$2,900,000	$2,878,713
6.407% (SOFR + 1.065%) due 08/10/26 §	2,900,000	2,901,101
Host Hotels & Resorts LP REIT
3.875% due 04/01/24	700,000	691,296
4.000% due 06/15/25	1,350,000	1,300,962
HSBC Holdings PLC (United Kingdom) 7.390% due 11/03/28	8,500,000	8,796,838
HSBC USA, Inc. 5.625% due 03/17/25	4,600,000	4,574,090
ING Groep NV (Netherlands) 6.905% (SOFR + 1.560%) due 09/11/27 §	4,700,000	4,716,277
Intesa Sanpaolo SpA (Italy) 3.250% due 09/23/24 ~	7,300,000	7,075,736
JPMorgan Chase & Co.
2.083% due 04/22/26	800,000	751,104
4.851% due 07/25/28	4,800,000	4,628,187
4.912% due 07/25/33	6,400,000	5,891,006
5.546% due 12/15/25	4,300,000	4,271,805
KBC Group NV (Belgium) 5.796% due 01/19/29 ~	2,600,000	2,541,299
Kilroy Realty LP REIT 4.375% due 10/01/25	2,600,000	2,491,841
Lloyds Banking Group PLC (United Kingdom)
4.450% due 05/08/25	4,500,000	4,376,036
5.985% due 08/07/27	2,300,000	2,280,019
Logicor Financing SARL (Luxembourg) 1.625% due 01/17/30 ~	EUR 2,300,000	1,844,460
Manulife Financial Corp. (Canada) 4.150% due 03/04/26	$500,000	483,227
MassMutual Global Funding II
5.050% due 12/07/27 ~	4,000,000	3,937,680
6.283% (SOFR + 0.980%) due 07/10/26 § ~	3,000,000	3,006,152
Mid-America Apartments LP REIT 4.200% due 06/15/28	3,000,000	2,821,627
Mitsubishi UFJ Financial Group, Inc. (Japan)
1.412% due 07/17/25	6,900,000	6,368,102
5.133% due 07/20/33	6,500,000	6,091,016
6.287% (SOFR + 0.940%) due 02/20/26 §	500,000	500,378
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31	8,700,000	6,733,720
5.414% due 09/13/28	3,300,000	3,231,627
Morgan Stanley 4.889% due 07/20/33	6,500,000	5,909,495
Natwest Group PLC (United Kingdom) 2.000% due 03/04/25 ~	EUR 4,600,000	4,812,407
NNN REIT, Inc. 3.500% due 10/15/27	$5,600,000	5,118,237
Nomura Holdings, Inc. (Japan)
2.172% due 07/14/28	500,000	415,241
2.679% due 07/16/30	6,700,000	5,324,356
5.842% due 01/18/28	1,700,000	1,676,720
6.181% due 01/18/33	2,500,000	2,472,998
Northwestern Mutual Global Funding 4.900% due 06/12/28 ~	3,700,000	3,606,410
Omega Healthcare Investors, Inc. REIT 4.750% due 01/15/28	590,000	546,567
Pricoa Global Funding I 4.200% due 08/28/25 ~	4,500,000	4,376,601
Principal Life Global Funding II 5.500% due 06/28/28 ~	6,300,000	6,184,963
Protective Life Global Funding 5.209% due 04/14/26 ~	3,200,000	3,136,613
Public Storage Operating Co. REIT 3.094% due 09/15/27	600,000	553,604
Regency Centers LP REIT 4.125% due 03/15/28	3,500,000	3,244,222

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Santander Holdings USA, Inc. 2.490% due 01/06/28	$6,025,000	$5,234,943
Scentre Group Trust 1/Scentre Group Trust 2 REIT (Australia) 3.625% due 01/28/26 ~	7,300,000	6,938,920
Societe Generale SA (France) 3.337% due 01/21/33 ~	8,000,000	6,213,079
Spirit Realty LP REIT 3.200% due 01/15/27	8,100,000	7,346,886
Standard Chartered PLC (United Kingdom)
1.456% due 01/14/27 ~	4,000,000	3,574,084
6.273% (SOFR + 0.930%) due 11/23/25 § ~	5,400,000	5,381,050
STORE Capital Corp. REIT 4.500% due 03/15/28	7,600,000	6,692,699
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.902% due 09/17/28	6,000,000	4,956,548
5.464% due 01/13/26	1,600,000	1,584,468
Synchrony Bank 5.625% due 08/23/27	5,600,000	5,230,301
Tesco Property Finance 4 PLC (United Kingdom) 5.801% due 10/13/40 ~	GBP 183,913	210,101
Tesco Property Finance 5 PLC (United Kingdom) 5.661% due 10/13/41 ~	94,454	105,996
Toronto-Dominion Bank (Canada) 4.701% due 06/05/27 ~	$3,400,000	3,341,800
Truist Financial Corp. 5.900% due 10/28/26	6,000,000	5,935,709
UBS Group AG (Switzerland)
3.869% due 01/12/29 ~	9,100,000	8,247,696
5.711% due 01/12/27 ~	2,800,000	2,765,377
6.537% due 08/12/33 ~	8,500,000	8,405,955
UniCredit SpA (Italy) 7.830% due 12/04/23 ~	8,700,000	8,710,950
Virgin Money UK PLC (United Kingdom) 4.000% due 09/03/27 ~	GBP 500,000	558,823
Wells Fargo & Co.
2.393% due 06/02/28	$2,200,000	1,930,044
4.808% due 07/25/28	600,000	572,687
5.574% due 07/25/29	4,700,000	4,587,166
Wells Fargo Bank NA
5.450% due 08/07/26	2,700,000	2,682,817
5.550% due 08/01/25	2,000,000	1,994,059

		400,119,293

Industrial - 1.2%
Boeing Co. 1.433% due 02/04/24	3,500,000	3,444,691
Canadian Pacific Railway Co. (Canada) 3.125% due 06/01/26	9,800,000	9,206,679
Fortune Brands Innovations, Inc. 3.250% due 09/15/29	8,200,000	7,114,639
GATX Corp. 4.000% due 06/30/30	7,400,000	6,512,069

		26,278,078

Technology - 2.1%
Amdocs Ltd. 2.538% due 06/15/30	4,700,000	3,773,618
Broadcom, Inc.
2.600% due 02/15/33 ~	1,800,000	1,343,046
3.137% due 11/15/35 ~	7,388,000	5,389,003
3.469% due 04/15/34 ~	3,639,000	2,859,587
Dell International LLC/EMC Corp. 5.850% due 07/15/25	9,200,000	9,189,595
NXP BV/NXP Funding LLC (China) 4.875% due 03/01/24	5,900,000	5,871,101

	Principal Amount	Value
NXP BV/NXP Funding LLC/NXP USA, Inc. (China) 3.875% due 06/18/26	$4,000,000	$3,804,582
Open Text Corp. (Canada) 6.900% due 12/01/27 ~	8,100,000	8,125,726
Oracle Corp.
2.875% due 03/25/31	2,900,000	2,370,084
6.150% due 11/09/29	2,700,000	2,742,264

		45,468,606

Utilities - 4.1%
AES Corp. 5.450% due 06/01/28	4,000,000	3,864,396
DTE Electric Co. 4.050% due 05/15/48	100,000	76,043
Enel Finance America LLC (Italy) 7.100% due 10/14/27 ~	2,900,000	3,001,549
Enel Finance International NV (Italy) 2.250% due 07/12/31 ~	7,500,000	5,673,362
Entergy Louisiana LLC 2.350% due 06/15/32	7,700,000	5,930,323
Evergy, Inc. 2.450% due 09/15/24	8,800,000	8,503,982
National Grid PLC (United Kingdom) 5.602% due 06/12/28	3,400,000	3,365,595
National Rural Utilities Cooperative Finance Corp. 4.800% due 03/15/28	2,600,000	2,537,225
New York State Electric & Gas Corp. 2.150% due 10/01/31 ~	7,200,000	5,382,217
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/30	9,600,000	7,692,286
Pacific Gas & Electric Co.
1.700% due 11/15/23	3,300,000	3,281,746
2.950% due 03/01/26	2,100,000	1,935,898
3.500% due 06/15/25	2,400,000	2,281,905
5.450% due 06/15/27	4,800,000	4,623,404
6.400% due 06/15/33	4,800,000	4,631,324
Pennsylvania Electric Co. 3.600% due 06/01/29 ~	4,300,000	3,837,703
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries (India) 4.500% due 07/14/28 ~	5,900,000	4,964,227
Southern California Edison Co. 2.500% due 06/01/31	7,000,000	5,571,012
Southern Co. 3.250% due 07/01/26	5,700,000	5,347,594
WEC Energy Group, Inc. 1.800% due 10/15/30	8,400,000	6,397,957

		88,899,748

Total Corporate Bonds & Notes (Cost $810,101,935)		744,256,613

MORTGAGE-BACKED SECURITIES - 71.5%
Collateralized Mortgage Obligations - Commercial - 8.0%
1211 Avenue of the Americas Trust 3.901% due 08/10/35 ~	9,600,000	8,987,635
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/53 ~	4,900,000	4,080,274
AREIT LLC 7.573% (SOFR + 2.242%) due 06/17/39 § ~	5,600,000	5,598,891
Ashford Hospitality Trust 6.505% (SOFR + 1.172%) due 06/15/35 § ~	5,254,048	5,197,455

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Atrium Hotel Portfolio Trust 6.580% (SOFR + 1.247%) due 06/15/35 § ~	$6,500,000	$6,376,189
Austin Fairmont Hotel Trust 6.430% (SOFR + 1.097%) due 09/15/32 § ~	4,500,000	4,479,452
BAMLL Commercial Mortgage Securities Trust 6.498% (SOFR + 1.164%) due 09/15/38 § ~	7,000,000	6,638,126
BDS LLC 7.464% (SOFR + 2.137%) due 08/19/38 § ~	6,500,000	6,478,478
Benchmark Mortgage Trust 3.458% due 03/15/55	6,500,000	5,493,003
BX Commercial Mortgage Trust 6.135% (SOFR + 0.803%) due 10/15/38 § ~	4,582,111	4,480,757
Cantor Commercial Real Estate Lending 2.874% due 11/15/52	6,200,000	5,175,069
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	3,199,545	3,060,832
Citigroup Commercial Mortgage Trust
2.984% due 11/15/49	4,442,326	4,260,231
3.778% due 09/10/58	5,900,000	5,538,539
CLNC Ltd. (Cayman) 6.692% (SOFR + 1.364%) due 08/20/35 § ~	209,309	209,518
DBGS Mortgage Trust 3.843% due 04/10/37 ~	8,700,000	6,937,157
DBWF Mortgage Trust 6.508% (SOFR + 1.177%) due 12/19/30 § ~	6,600,000	6,559,746
DOLP Trust 2.956% due 05/10/41 ~	7,000,000	5,346,389
Extended Stay America Trust 6.527% (SOFR + 1.194%) due 07/15/38 § ~	6,653,413	6,603,374
GS Mortgage Securities Corp. II 8.733% (SOFR + 3.400%) due 08/15/39 § ~	6,700,000	6,698,130
GS Mortgage Securities Trust 3.722% due 10/10/49 § ~	7,000,000	5,699,907
JP Morgan Chase Commercial Mortgage Securities Trust 6.830% (SOFR + 1.497%) due 12/15/31 § ~	3,269,759	2,796,411
6.948% (SOFR + 1.364%) due 09/15/29 § ~	1,902,780	1,759,308
Manhattan West 2020-1MW Mortgage Trust 2.130% due 09/10/39 ~	8,600,000	7,374,737
MF1 Multifamily Housing Mortgage Loan Trust 6.297% (SOFR + 0.964%) due 07/15/36 § ~	2,219,811	2,197,660
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	1,630,680	1,591,245
Morgan Stanley Capital I Trust 2.509% due 04/05/42 § ~	4,900,000	3,564,591
NYO Commercial Mortgage Trust 6.543% (SOFR + 1.209%) due 11/15/38 § ~	11,200,000	10,008,896
One New York Plaza Trust 6.398% (SOFR + 1.064%) due 01/15/36 § ~	3,780,000	3,597,266
PFP Ltd. (Bermuda) 7.607% (SOFR + 2.274%) due 08/19/35 § ~	6,400,000	6,408,429

	Principal Amount	Value
Ready Capital Mortgage Financing LLC 7.872% (SOFR + 2.552%) due 10/25/39 § ~	$6,091,339	$6,087,252
STWD Ltd. (Cayman) 6.527% (SOFR + 1.194%) due 07/15/38 § ~	3,301,342	3,240,267
STWD Mortgage Trust (Cayman) 6.305% (SOFR + 0.972%) due 11/15/36 § ~	7,100,000	6,926,470
Wells Fargo Commercial Mortgage Trust 3.809% due 12/15/48	4,837,000	4,582,751

		174,034,435

Collateralized Mortgage Obligations - Residential - 8.7%
Alternative Loan Trust (Switzerland) 6.054% (SOFR + 0.734%) due 10/25/35 § Ω ±	82	80
Alternative Loan Trust (IO) 0.000% (4.886% - SOFR) due 05/25/35 §	619,924	12,375
Banc of America Funding Trust
3.310% due 08/25/47 § ~	3,218,571	2,627,519
4.757% due 02/20/36 §	208,541	192,714
Banc of America Mortgage Trust 6.000% due 05/25/37	1,738,736	1,325,529
BCAP LLC Trust
4.534% due 03/26/37 § ~	118,262	114,181
5.250% due 02/26/36 § ~	946,401	398,754
Bear Stearns Adjustable Rate Mortgage Trust 4.459% due 08/25/33 §	418,736	382,979
Bear Stearns ALT-A Trust 4.399% due 01/25/36 §	628,313	573,082
Bear Stearns Structured Products, Inc. Trust 4.335% due 12/26/46 §	361,271	285,211
4.710% due 01/26/36 §	352,645	282,648
CHL Mortgage Pass-Through Trust
4.697% due 05/20/34 §	311,781	289,129
6.074% (SOFR + 0.754%) due 03/25/35 §	372,549	344,389
6.500% due 10/25/37	735,013	306,543
Citigroup Mortgage Loan Trust 4.524% due 08/25/36 §	390,719	340,129
Citigroup Mortgage Loan Trust, Inc. 5.282% due 08/25/35 §	61,225	50,165
Credit Suisse First Boston Mortgage Securities Corp. 5.823% due 03/25/32 § ~	75,853	70,173
DSLA Mortgage Loan Trust 5.726% due 07/19/44 §	265,922	243,362
Fannie Mae REMICS
4.976% due 10/25/42 §	305,064	299,446
5.462% (SOFR + 0.174%) due 07/25/37 §	47,570	46,142
5.809% (SOFR + 0.494%) due 11/25/42 §	1,057,114	1,035,867
5.828% (SOFR + 0.514%) due 04/18/28 §	8,530	8,509
5.878% (SOFR + 0.564%) due 10/18/30 §	152	151
Fannie Mae REMICS (IO) 1.271% (6.586% - SOFR) due 10/25/35 §	1,387	99
First Horizon Alternative Mortgage Securities Trust
4.974% due 03/25/35 §	309,139	185,247
6.440% due 06/25/34 §	1,112,303	1,035,715
Freddie Mac 7.500% due 09/20/26	15,515	15,596

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Freddie Mac REMICS
4.588% (SOFR + 0.464%) due 08/15/40 §	$2,175,572	$2,091,810
4.866% (SOFR + 0.464%) due 10/15/40 §	2,090,803	2,004,688
5.618% (SOFR + 0.304%) due 10/15/43 §	2,489,170	2,422,773
5.778% (SOFR + 0.464%) due 12/15/29 §	3,817	3,787
Freddie Mac Structured Pass-Through Certificates
5.826% (US FED + 1.200%) due 10/25/44 §	462,560	417,285
6.026% (US FED + 1.400%) due 07/25/44 §	2,235,678	2,041,536
Government National Mortgage Association
5.814% (SOFR + 0.500%) due 01/20/72 §	2,518,441	2,452,088
6.114% (SOFR + 0.800%) due 01/20/73 §	4,564,819	4,534,201
6.194% (SOFR + 0.880%) due 02/20/73 §	5,129,913	5,117,475
6.214% (SOFR + 0.900%) due 01/20/73 §	7,528,077	7,518,805
Government National Mortgage Association REMICS
4.646% (SOFR + 0.864%) due 01/20/66 §	3,514,695	3,480,522
5.755% (SOFR + 0.664%) due 05/20/65 §	840,497	832,210
5.932% (SOFR + 0.614%) due 04/20/64 §	917,799	914,942
6.032% (SOFR + 0.714%) due 07/20/65 - 20/65 §	5,291,618	5,249,468
6.064% (SOFR + 0.750%) due 10/20/72 §	4,327,117	4,301,401
6.194% (SOFR + 0.880%) due 03/20/73 §	5,021,104	5,008,896
6.334% (SOFR + 1.020%) due 12/20/72 §	3,147,868	3,164,453
6.464% (SOFR + 1.465%) due 04/20/67 §	4,303,568	4,287,585
Great Hall Mortgages No. 1 PLC (United Kingdom) 5.802% (USD LIBOR + 0.130%) due 06/18/39 § ~	1,038,648	1,030,354
GreenPoint Mortgage Funding Trust 5.974% (SOFR + 0.654%) due 11/25/45 §	18,664	15,998
GS Mortgage-Backed Securities Corp. Trust 2.500% due 06/25/52 § ~	6,186,302	4,710,391
HarborView Mortgage Loan Trust 5.594% (SOFR + 0.434%) due 05/25/38 §	627,138	495,852
Impac CMB Trust 5.974% (SOFR + 0.384%) due 05/25/35 §	22,792	20,744
IndyMac ARM Trust 5.292% due 01/25/32 § Ω ±	6,004	5,402
JP Morgan Alternative Loan Trust
5.794% (SOFR + 0.474%) due 05/25/36 §	1,771,780	1,527,257
6.000% due 12/27/36 ~	870,521	458,692
JP Morgan Mortgage Trust
4.038% due 12/26/37 § ~	3,097,694	2,639,217
5.734% (SOFR + 0.414%) due 10/25/35 §	998,366	714,123
Legacy Mortgage Asset Trust 5.882% due 10/25/59 § ~	5,068,951	5,043,677
Lehman Mortgage Trust 5.750% due 02/25/37	4,917,548	3,137,416
MASTR Adjustable Rate Mortgages Trust 5.133% due 04/21/34 § Ω ±	6,941	6,483

	Principal Amount	Value
MASTR Alternative Loan Trust 5.834% (SOFR + 0.514%) due 03/25/36 §	$689,361	$74,844
Merrill Lynch Mortgage Investors Trust 4.415% due 06/25/35 §	12,894	12,070
Metlife Securitization Trust 3.750% due 03/25/57 § ~	4,338,674	4,006,334
New Residential Mortgage Loan Trust
3.000% due 03/25/52 § ~	6,264,784	4,973,855
3.500% due 12/25/57 § ~	3,569,934	3,338,882
6.864% due 10/25/63 § ~	4,300,000	4,310,691
OBX Trust
6.084% (SOFR + 0.764%) due 06/25/57 § ~	3,510,759	3,343,615
6.120% due 11/25/62 § ~	4,561,342	4,530,564
PHH Alternative Mortgage Trust 5.754% (SOFR + 0.434%) due 02/25/37 §	6,497,460	4,781,102
PRKCM Trust 5.335% due 08/25/57 § ~	4,070,568	3,968,408
RBSSP Resecuritization Trust 6.250% due 12/26/36 § ~	632,594	219,845
Reperforming Loan REMIC Trust 5.774% (SOFR + 0.454%) due 06/25/35 § ~	794,807	729,512
Residential Asset Securitization Trust (IO) 0.000% (4.836% - SOFR) due 11/25/35 §	1,695,657	50,187
Resloc UK PLC (United Kingdom) 4.005% (EUR LIBOR + 0.160%) due 12/15/43 § ~	EUR 1,629,489	1,657,599
RFMSI Trust 5.092% due 09/25/35 §	$360,415	239,975
Ripon Mortgages PLC (United Kingdom) 5.919% (SONIO + 0.700%) due 08/28/56 § ~	GBP 7,317,206	8,901,484
RMAC Securities No. 1 PLC (United Kingdom) 5.808% (SONIO + 0.589%) due 06/12/44 § ~	3,435,942	3,932,604
Seasoned Credit Risk Transfer Trust 13.015% due 09/25/60 § ~	$2,988,133	2,077,275
Sequoia Mortgage Trust 6.139% (USD LIBOR + 0.700%) due 07/20/33 §	190,651	172,826
Structured Adjustable Rate Mortgage Loan Trust 4.143% due 01/25/35 §	48,986	48,134
Structured Asset Mortgage Investments II Trust
5.854% (SOFR + 0.534%) due 05/25/36 §	383,286	248,738
5.894% (SOFR + 0.574%) due 02/25/36 §	557,109	430,689
5.942% (SOFR + 0.614%) due 07/19/35 §	59,409	54,756
5.994% (SOFR + 0.674%) due 02/25/36 §	332,472	270,472
Structured Asset Mortgage Investments Trust 6.102% (SOFR + 0.774%) due 09/19/32 §	11,689	11,180
Structured Asset Securities Corp. Trust 5.750% due 04/25/35	2,259,713	1,287,337
Suntrust Alternative Loan Trust (IO) 0.000% (4.986% - SOFR) due 12/25/35 §	1,924,271	30,230
Towd Point Mortgage Funding (United Kingdom) 6.509% (SONIO + 1.350%) due 07/20/45 § ~	GBP 16,285,542	19,870,783

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Towd Point Mortgage Funding PLC (United Kingdom) 6.284% (SONIO + 1.144%) due 10/20/51 § ~	GBP 6,648,556	$8,122,773
Towd Point Mortgage Trust 3.750% due 07/25/62 § ~	$4,132,908	3,741,421
UWM Mortgage Trust
2.500% due 11/25/51 § ~	6,118,621	4,670,438
2.500% due 12/25/51 § ~	6,187,297	4,722,859
Verus Securitization Trust 5.850% due 12/25/67 § ~	4,503,491	4,446,967
Wachovia Mortgage Loan Trust LLC Trust 4.292% due 05/20/36 § Ω ±	45,774	42,790
WaMu Mortgage Pass-Through Certificates Trust
4.035% due 01/25/36 §	313,720	280,895
5.704% (SOFR + 0.654%) due 12/25/45 §	16,518	15,481
6.014% (SOFR + 0.694%) due 10/25/45 §	16,437	15,304
Washington Mutual Mortgage Pass-Through Certificates Trust
5.456% (US FED + 0.830%) due 11/25/46 §	860,280	697,240
6.000% due 07/25/36	1,155,518	864,519
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
0.000% (4.836% - SOFR) due 11/25/35 §	1,937,288	50,846
0.000% (4.736% - SOFR) due 11/25/35 §	6,451,143	103,212
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 4.975% due 02/25/33 § Ω ±	1,671	1,597

		187,465,598

Fannie Mae - 50.7%
due 10/01/53 #	56,200,000	53,025,578
due 10/01/53 #	5,000,000	5,023,047
due 10/01/53 #	36,831,368	32,794,305
due 11/01/53 #	26,300,000	20,911,537
due 11/01/53 #	178,800,000	148,089,702
due 11/01/53 #	149,300,000	128,526,305
due 11/01/53 #	114,468,632	102,029,111
due 11/01/53 #	111,500,000	102,414,493
due 11/01/53 #	166,000,000	156,675,470
due 11/01/53 #	157,900,000	152,564,704
due 11/01/53 #	24,100,000	23,774,274
3.000% due 04/01/27 - 06/01/52	41,913,371	34,783,533
3.000% due 08/01/52	27,603,268	22,863,142
3.000% due 09/01/52	52,259,090	43,300,408
3.500% due 05/01/33 - 08/01/52	13,031,925	11,743,038
3.585% (RFUCC + 1.335%) due 12/01/34 §	160,602	157,182
3.645% (RFUCC + 1.395%) due 12/01/34 §	1,449	1,415
3.820% (UST + 1.695%) due 02/01/33 §	130,190	128,999
3.844% (US FED + 1.271%) due 03/01/33 §	71,471	69,393
4.000% due 04/01/24 - 10/01/52	5,945,695	5,381,085
4.050% (UST + 1.925%) due 02/01/33 §	1,812	1,768
4.090% (RFUCC + 1.840%) due 09/01/35 §	14,120	14,017
4.150% (UST + 2.025%) due 01/01/34 §	3,416	3,463
4.289% (US FED + 1.255%) due 05/01/36 §	7,480	7,247
4.314% (RFUCC + 1.688%) due 03/01/33 §	1,779	1,750
4.378% (UST + 2.068%) due 03/01/34 §	1,946	1,891

	Principal Amount	Value
4.474% (US FED + 1.255%) due 05/01/36 §	$252,917	$245,302
4.500% due 01/01/24 - 05/01/53	8,759,405	8,067,957
4.512% (US FED + 1.259%) due 05/01/36 §	5,714	5,634
4.663% (RFUCC + 1.413%) due 07/01/33 §	6,975	6,801
4.663% (RFUCC + 1.538%) due 01/01/36 §	5,155	5,061
4.691% (RFUCC + 1.373%) due 09/01/35 §	32,094	31,451
4.830% (RFUCC + 1.455%) due 04/01/35 §	62,133	60,563
5.000% due 05/01/25 - 07/01/53	31,556,676	29,831,121
5.000% (RFUCC + 2.250%) due 06/01/34 §	1,648	1,619
5.055% (UST + 2.055%) due 04/01/34 §	40,295	39,839
5.390% (UST + 2.360%) due 11/01/34 §	671,455	686,673
5.500% due 12/01/23 - 09/01/41	2,028,072	2,021,014
5.505% (RFUCC + 1.255%) due 07/01/35 §	118,367	116,664
5.514% (US FED + 1.735%) due 09/01/34 §	20,180	20,207
5.559% (RFUCC + 1.315%) due 08/01/35 §	94,623	92,800
5.630% (US FED + 1.200%) due 08/01/42 - 10/01/44 §	366,548	354,267
6.000% due 02/01/24 - 09/01/39	1,180,428	1,185,856
6.500% due 09/01/28 - 09/01/53	9,019,970	9,070,274
6.793% (RFUCC + 1.550%) due 09/01/33 §	8,515	8,557
7.230% (RFUCC + 1.605%) due 08/01/36 §	16,659	16,680
7.500% due 01/01/33	6,568	6,692
8.000% due 05/01/30	1,036	1,039

		1,096,162,928

Freddie Mac - 3.9%
3.000% due 04/01/52 - 08/01/52	24,688,729	20,446,976
3.500% due 08/01/27 - 08/01/52	8,472,267	7,396,695
4.000% due 11/01/33 - 10/01/52	5,194,952	4,679,464
4.262% (UST + 2.137%) due 01/01/28 §	1,931	1,885
4.583% (UST + 2.249%) due 03/01/32 §	9,913	9,658
4.624% (UST + 2.249%) due 03/01/32 §	13,460	13,170
5.000% due 12/01/52 - 09/01/53	52,027,434	49,182,910
5.358% (RFUCC + 1.345%) due 09/01/35 §	62,009	62,206
5.500% due 12/01/24 - 05/01/40	2,005,598	2,001,094
6.000% due 05/01/29	3,748	3,704
6.000% (UST + 2.250%) due 07/01/32 §	5,618	5,537
7.000% due 10/01/37	9,542	9,788

		83,813,087

Government National Mortgage Association - 0.2%
2.625% (UST + 1.500%) due 07/20/24 - 09/20/32 §	64,600	62,743
2.750% (UST + 1.500%) due 10/20/23 - 12/20/32 §	65,320	63,050
3.000% (UST + 1.500%) due 10/20/24 - 09/20/30 §	10,295	9,964
3.500% (UST + 1.500%) due 11/20/24 §	1,316	1,296

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
3.500% (UST + 2.000%) due 11/20/24 §	$3,899	$3,839
3.625% (UST + 1.500%) due 01/20/24 - 03/20/33 §	91,855	89,311
3.875% (UST + 1.500%) due 04/20/24 - 06/20/32 §	87,349	85,588
4.000% (UST + 1.500%) due 06/20/25 - 06/20/27 §	531	521
4.000% due 03/15/44 - 09/15/49	860,236	784,482
4.125% (UST + 2.000%) due 03/20/29 §	16,861	16,490
5.000% due 05/15/33 - 07/20/49	4,392,720	4,323,214
6.000% due 06/15/38 - 09/15/38	2,178	2,172
7.500% due 07/15/31 - 12/15/31	11,279	11,717
8.000% due 12/15/29 - 08/15/32	109,549	110,889
8.500% due 09/15/29 - 12/15/30	94,290	94,402

		5,659,678

Total Mortgage-Backed Securities (Cost $1,622,702,656)		1,547,135,726

ASSET-BACKED SECURITIES - 16.2%
Automobile Sequential - 1.1%
Ally Auto Receivables Trust 5.760% due 11/15/26	4,600,000	4,597,808
BMW Vehicle Owner Trust 5.593% due 07/25/24	2,566,975	2,567,123
CarMax Auto Owner Trust 5.720% due 11/16/26	3,500,000	3,497,990
GLS Auto Receivables Issuer Trust 3.550% due 01/15/26 ~	2,005,729	1,992,270
GM Financial Consumer Automobile Receivables Trust 5.560% due 07/16/24	2,881,242	2,881,475
Hyundai Auto Receivables Trust 5.581% due 07/15/24	2,612,572	2,612,850
Santander Drive Auto Receivables Trust 4.370% due 05/15/25	574,623	574,298
Tesla Auto Lease Trust 5.860% due 08/20/25 ~	2,400,000	2,397,077
Toyota Auto Loan Extended Note Trust 4.930% due 06/25/36 ~	2,400,000	2,347,273

		23,468,164

Credit Card Bullet - 0.3%
Discover Card Execution Note Trust 6.047% (SOFR + 0.714%) due 12/15/26 §	6,600,000	6,606,707

Home Equity Other - 1.7%
ABFC Trust 6.259% (SOFR + 0.939%) due 07/25/35 §	4,310,464	3,946,390
Asset-Backed Securities Corp. Home Equity Loan Trust 6.454% (SOFR + 1.134%) due 07/25/35 §	1,919,494	1,811,850
Citigroup Mortgage Loan Trust, Inc.
5.734% (SOFR + 0.414%) due 12/25/36 §	8,641,880	3,407,852
5.754% (SOFR + 0.434%) due 12/25/36 § ~	1,799,520	1,008,937
GSAA Home Equity Trust 5.774% (SOFR + 0.454%) due 09/25/36 §	8,438,923	1,972,339

	Principal Amount	Value
Home Equity Asset Trust 6.214% (SOFR + 0.894%) due 10/25/34 §	$1,156,386	$1,133,324
Imc Home Equity Loan Trust 5.432% due 08/20/29 § Ω ±	353	334
IXIS Real Estate Capital Trust 5.634% (SOFR + 0.314%) due 01/25/37 §	10,204,452	3,653,698
Mastr Asset-Backed Securities Trust 5.934% (SOFR + 0.614%) due 04/25/36 §	7,114,071	1,692,809
Morgan Stanley ABS Capital I, Inc. Trust
5.494% (SOFR + 0.174%) due 05/25/37 §	138,374	115,644
5.614% (SOFR + 0.294%) due 03/25/37 §	2,283,940	978,431
5.614% (SOFR + 0.294%) due 05/25/37 §	6,051,516	5,057,396
5.684% (SOFR + 0.364%) due 03/25/37 §	3,824,272	1,638,274
Morgan Stanley Capital I, Inc. Trust 5.794% (SOFR + 0.474%) due 03/25/36 §	1,461,809	1,152,009
Option One Mortgage Loan Trust
5.574% (SOFR + 0.254%) due 02/25/37 §	4,142,835	2,658,736
5.654% (SOFR + 0.334%) due 02/25/37 §	11,503,779	5,778,560
Renaissance Home Equity Loan Trust 3.925% (SOFR + 0.994%) due 08/25/33 §	135,739	121,350
Terwin Mortgage Trust 5.854% (SOFR + 0.534%) due 04/25/37 § ~ Ω ±	144,308	134,858

		36,262,791

Other Asset-Backed Securities - 13.1%
ACAS CLO Ltd. (Cayman) 6.462% (SOFR + 1.152%) due 10/18/28 § ~	5,264,536	5,248,631
Apres Static CLO Ltd. (Cayman) 6.640% (SOFR + 1.332%) due 10/15/28 § ~	1,218,696	1,219,416
Ares XL CLO Ltd. (Cayman) 6.440% (SOFR + 1.132%) due 01/15/29 § ~	4,030,211	4,023,980
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.194% (SOFR + 0.874%) due 02/25/36 §	1,514,926	1,147,454
Avoca CLO XVII DAC (Netherlands) 4.483% (EUR LIBOR + 0.820%) due 10/15/32 § ~	EUR 6,000,000	6,229,165
Benefit Street Partners CLO XVI Ltd. (Cayman) 6.600% (SOFR + 1.292%) due 01/17/32 § ~	$7,000,000	6,981,277
Benefit Street Partners CLO XVII Ltd. (Cayman) 6.650% (SOFR + 1.342%) due 07/15/32 § ~	7,000,000	6,978,423
BSPDF Issuer Ltd. (Cayman) 6.647% (SOFR + 1.314%) due 10/15/36 § ~	7,000,000	6,847,708
Catamaran CLO Ltd. (Cayman) 6.707% (SOFR + 1.362%) due 04/22/30 § ~	7,067,950	7,053,790
CIT Mortgage Loan Trust 6.784% (SOFR + 1.464%) due 10/25/37 § ~	113,910	113,866

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Countrywide Asset-Backed Certificates 6.334% (SOFR + 1.014%) due 03/25/47 § ~	$1,282,389	$958,543
CVC Cordatus Loan Fund XI DAC (Ireland) 4.313% (EUR LIBOR + 0.650%) due 10/15/31 § ~	EUR 6,097,934	6,332,107
CWABS Asset-Backed Certificates Trust
5.574% (SOFR + 0.254%) due 06/25/47 §	$4,466,817	3,933,806
5.664% (SOFR + 0.344%) due 10/25/47 §	215,138	210,532
5.714% (SOFR + 0.394%) due 03/25/37 §	2,042,452	1,920,806
DLLAD LLC 5.190% due 04/20/26 ~	4,100,000	4,075,803
Dryden 52 Euro CLO DAC (Ireland) 4.641% (EUR LIBOR + 0.860%) due 05/15/34 § ~	EUR 5,600,000	5,819,833
Elmwood CLO VII Ltd. (Cayman) due 01/17/34 § # ~	$3,000,000	3,000,000
FBR Securitization Trust 6.199% (SOFR + 0.879%) due 09/25/35 §	28,381,451	27,341,558
First Franklin Mortgage Loan Trust 5.744% (SOFR + 0.424%) due 10/25/36 §	13,900,000	10,938,686
Golub Capital Partners CLO 26B Ltd. (Cayman) 6.608% (SOFR + 1.282%) due 04/20/31 § ~	4,707,669	4,699,667
Halseypoint CLO II Ltd. (Cayman) 6.688% (SOFR + 1.362%) due 07/20/31 § ~	6,417,836	6,410,181
Harvest CLO XI DAC (Ireland) 4.608% (EUR LIBOR + 0.650%) due 06/26/30 § ~	EUR 4,521,755	4,714,109
Home Equity Mortgage Loan Asset-Backed Trust 5.754% (SOFR + 0.434%) due 04/25/37 §	$3,365,001	2,897,484
HSI Asset Securitization Corp. Trust 5.929% (SOFR + 0.609%) due 02/25/36 §	424,731	393,182
JP Morgan Mortgage Acquisition Trust 5.869% (SOFR + 0.549%) due 05/25/36 §	9,227,900	8,624,543
Kubota Credit Owner Trust 5.610% due 07/15/26 ~	3,500,000	3,487,361
LCCM CLO Trust 6.647% (SOFR + 1.314%) due 12/13/38 § ~	7,971,997	7,785,142
LCM CLO XIII LP (Cayman) 6.452% (SOFR + 1.132%) due 07/19/27 § ~	2,658,429	2,657,207
LCM CLO XXIV Ltd. (Cayman) 6.568% (SOFR + 1.242%) due 03/20/30 § ~	582,370	580,582
LCM CLO XXV Ltd. (Cayman) 6.426% (SOFR + 1.100%) due 07/20/30 § ~	5,196,193	5,207,797
Lehman ABS Mortgage Loan CLO Trust 5.524% (SOFR + 0.204%) due 06/25/37 § ~	773,018	490,147
LFT CRE CLO Ltd. 6.617% (SOFR + 1.284%) due 06/15/39 § ~	7,000,000	6,933,941
Magnetite CLO XVIII Ltd. (Cayman) 6.506% (SOFR + 1.142%) due 11/15/28 § ~	4,938,162	4,922,040
Marathon Static CLO Ltd. (Cayman) 7.152% (SOFR + 1.750%) due 07/20/30 § ~	4,500,000	4,500,106

	Principal Amount	Value
Marble Point CLO X Ltd. (Cayman) 6.610% (SOFR + 1.302%) due 10/15/30 § ~	$5,759,938	$5,750,487
Merrill Lynch Mortgage Investors Trust 6.184% (SOFR + 0.864%) due 09/25/35 §	906,803	868,783
MKS CLO Ltd. (Cayman) 6.588% (SOFR + 1.262%) due 07/20/30 § ~	4,106,911	4,102,210
Morgan Stanley ABS Capital I, Inc. Trust 5.654% (SOFR + 0.334%) due 11/25/36 §	5,280,515	2,466,393
Nelnet Student Loan Trust
6.640% due 02/20/41 ~	2,177,588	2,158,518
7.514% (SOFR + 2.200%) due 02/20/41 § ~	2,177,588	2,162,720
OZLM VI Ltd. (Cayman) 6.650% (SOFR + 1.342%) due 04/17/31 § ~	5,787,690	5,774,245
OZLM VIII Ltd. (Cayman) 6.550% (SOFR + 1.242%) due 10/17/29 § ~	4,833,093	4,834,813
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.259% (SOFR + 0.939%) due 07/25/35 §	6,700,000	6,256,408
RAAC Trust 6.084% (SOFR + 0.764%) due 06/25/47 §	1,399,481	1,341,546
Saranac CLO VI Ltd. (Jersey) 6.807% (SOFR + 1.402%) due 08/13/31 § ~	6,800,000	6,781,653
Saranac CLO VII Ltd. (Jersey) 6.871% (SOFR + 1.492%) due 11/20/29 § ~	1,211,563	1,207,751
Saxon Asset Securities Trust 6.094% (SOFR + 0.774%) due 10/25/35 §	2,181,611	2,033,597
Securitized Asset-Backed Receivables LLC Trust 6.094% (SOFR + 0.774%) due 08/25/35 §	3,441,576	2,686,520
Sound Point CLO XVI Ltd. (Cayman) 6.593% (SOFR + 1.242%) due 07/25/30 § ~	5,581,342	5,568,580
Sound Point CLO XVII Ltd. (Cayman) 6.568% (SOFR + 1.242%) due 10/20/30 § ~	4,395,412	4,381,837
Soundview Home Loan Trust 5.544% (SOFR + 0.224%) due 02/25/37 §	1,372,920	386,203
Stratus CLO Ltd. (Cayman) 6.488% (SOFR + 1.162%) due 12/28/29 § ~	5,490,426	5,474,152
Structured Asset Investment Loan Trust 6.054% (SOFR + 0.734%) due 01/25/36 §	4,371,390	3,981,452
Structured Asset Securities Corp. Mortgage Loan Trust
5.704% (SOFR + 0.384%) due 03/25/36 §	1,248,271	1,138,682
5.774% (SOFR + 0.454%) due 12/25/36 § Ω ±	159,337	148,560
Symphony CLO Ltd. (Bermuda) due 04/25/34 § # ~	4,400,000	4,400,000
THL Credit Wind River CLO Ltd. (Cayman)
6.572% (SOFR + 1.262%) due 10/18/30 § ~	3,302,190	3,292,984

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
6.650% (SOFR + 1.342%) due 07/15/31 § ~	$7,000,000	$6,959,938
Tikehau CLO DAC (Ireland) 4.603% (EUR LIBOR + 0.870%) due 08/04/34 § ~	EUR 6,000,000	6,235,692
TRTX Issuer Ltd. (Cayman) 6.963% (SOFR + 1.650%) due 02/15/39 § ~	$6,600,000	6,451,500
Venture XXIX CLO Ltd. (Cayman) 6.616% (SOFR + 1.252%) due 09/07/30 § ~	219,732	219,169
Venture XXVIII CLO Ltd. (Cayman) 6.578% (SOFR + 1.252%) due 07/20/30 § ~	5,949,233	5,924,960
Voya CLO Ltd. (Cayman) 6.520% (SOFR + 1.212%) due 04/17/30 § ~	5,190,850	5,179,037
Wellfleet CLO Ltd. (Cayman) 6.478% (SOFR + 1.152%) due 04/20/29 § ~	1,963,174	1,961,918

		284,809,181

Total Asset-Backed Securities (Cost $366,445,424)		351,146,843

U.S. GOVERNMENT AGENCY ISSUES - 1.5%
Freddie Mac 0.680% due 08/06/25	35,600,000	32,728,073

Total U.S. Government Agency Issues (Cost $35,600,000)		32,728,073

U.S. TREASURY OBLIGATIONS - 15.8%

U.S. Treasury Bonds - 12.0%
1.375% due 11/15/40	25,850,000	15,310,066
1.625% due 11/15/50 ‡	10,200,000	5,345,238
1.875% due 02/15/41 ‡	4,700,000	3,033,887
2.000% due 02/15/50 ‡	2,900,000	1,692,988
2.250% due 08/15/49 ‡	2,800,000	1,743,820
2.500% due 02/15/45 ‡	1,300,000	883,162
2.750% due 08/15/42	26,200,000	19,215,551
2.875% due 05/15/43 ‡	5,500,000	4,076,768
2.875% due 08/15/45	22,000,000	15,941,406
3.000% due 02/15/49 ‡	2,050,000	1,498,822
3.125% due 02/15/42 ‡	8,000,000	6,272,969
3.125% due 08/15/44	35,400,000	27,058,875
3.250% due 05/15/42	72,200,000	57,549,886
3.375% due 05/15/44	26,300,000	20,995,311
3.625% due 02/15/44 ‡	13,500,000	11,229,522
3.750% due 11/15/43	20,900,000	17,745,406
3.875% due 05/15/43	13,400,000	11,651,719
4.250% due 05/15/39 ‡	4,900,000	4,622,078
4.375% due 11/15/39	20,700,000	19,712,707
4.500% due 08/15/39 ‡	7,700,000	7,459,525
4.625% due 02/15/40 ‡	5,500,000	5,388,389

		258,428,095

U.S. Treasury Inflation Protected Securities - 3.6%
0.125% due 10/15/24 ^ ‡	1,072,260	1,039,591
0.125% due 07/15/31 ^	16,194,816	13,759,528
0.125% due 01/15/32 ^	4,851,880	4,067,806
0.125% due 02/15/52 ^	1,317,672	725,028
0.250% due 01/15/25 ^	10,453,455	10,055,677
0.250% due 02/15/50 ^	1,188,940	701,212
0.500% due 04/15/24 ^ ‡	1,333,178	1,309,812
0.625% due 07/15/32 ^	20,094,155	17,521,637

	Principal Amount	Value
0.750% due 02/15/45 ^	$7,269,192	$5,290,826
0.875% due 02/15/47 ^	2,405,932	1,756,775
1.000% due 02/15/46 ^	1,161,054	882,608
1.000% due 02/15/48 ^	12,519,556	9,327,232
1.000% due 02/15/49 ^	1,700,636	1,257,100
1.250% due 04/15/28 ^	7,643,100	7,269,569
1.500% due 02/15/53 ^	4,216,112	3,492,103

		78,456,504

U.S. Treasury Notes - 0.0%
2.250% due 08/15/27 ‡	20,000	18,280

U.S. Treasury Strip Coupon - 0.2%
0.000% due 02/15/42	12,200,000	4,788,433

Total U.S. Treasury Obligations (Cost $435,248,071)		341,691,312

FOREIGN GOVERNMENT BONDS & NOTES - 1.7%
Brazil Letras do Tesouro Nacional (Brazil) 11.714% due 01/01/24	BRL 22,000,000	4,254,956
Chile Government (Chile) 3.500% due 01/31/34	$7,000,000	5,801,289
Hydro-Quebec (Canada) 8.625% due 06/15/29	1,000,000	1,151,582
Italy Buoni Poliennali Del Tesoro (Italy) 1.300% due 05/15/28 ^ ~	EUR 5,884,032	6,044,593
Mexico Udibonos (Mexico)
2.750% due 11/27/31 ^	MXN 33,449,039	1,620,662
4.000% due 11/30/28 ^	2,439,812	132,038
Romanian Government (Romania) 3.000% due 02/27/27 ~	$6,500,000	5,919,985
Saudi Government (Saudi Arabia) 4.875% due 07/18/33 ~	5,000,000	4,761,310
State of Israel (Israel) 3.800% due 05/13/60 ~	9,000,000	6,021,819

Total Foreign Government Bonds & Notes (Cost $41,324,072)		35,708,234

SHORT-TERM INVESTMENTS - 1.7%
Commercial Paper - 0.6%
American Electric Power Co., Inc. 5.580% due 10/23/23	4,400,000	4,383,826
AT&T, Inc. 5.700% due 03/19/24	5,800,000	5,640,633
Enel Finance America LLC (Italy) 5.550% due 10/18/23	2,050,000	2,044,069
Fidelity National Information Services, Inc. 5.530% due 10/04/23	1,450,000	1,448,908

		13,517,436

Foreign Government Issues - 0.5%
Japan Treasury Discount Bills (Japan) 0.205% due 10/30/23	JPY1,660,000,000	11,110,008

Repurchase Agreements - 0.5%
BNP Paribas SA 5.320% due 10/02/23 (Dated 09/29/23, repurchase price of $3,101,374; collateralized by U.S.Treasury Notes: 0.500% due 08/31/27 and value $3,158,768)	$3,100,000	3,100,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $8,694,827; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $8,865,075)	JPY 8,691,242	8,691,242

		11,791,242

U.S. Treasury Bills —0.1%
3.255% due 10/05/23	$639,000	638,720

Total Short-Term Investments (Cost $37,886,055)		37,057,406

TOTAL INVESTMENTS - 142.9% (Cost $3,350,129,005)		3,090,826,128

TOTAL SECURITIES SOLD SHORT - (1.8%) (Proceeds $39,913,896)		(39,308,352)

DERIVATIVES - 0.7%		16,740,078

OTHER ASSETS & LIABILITIES, NET - (41.8%)		(904,610,986)

NET ASSETS - 100.0%		$2,163,646,868

Notes to Schedule of Investments

(a)

As of September 30, 2023, investments with a total aggregate value of $1,252,764 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

(b)	As of September 30, 2023, investments with a total aggregate value of $1,918,909 or 0.1% of the Fund’s net assets were in default.

(c)

As of September 30, 2023, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $53,015,751 at a weighted average interest rate of 4.8%. As of September 30, 2023, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was $195,126 at a weighted average interest rate of 2.9%.

(d)	As of September 30, 2023, securities sold short outstanding were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (1.8%)

Fannie Mae
2.000% due 11/01/53	($16,800,000)	($12,795,563)
5.000% due 10/01/53	(28,100,000)	(26,512,789)

Total Securities Sold Short (Proceeds $39,913,896)		($39,308,352)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

(e)	As of September 30, 2023, open futures contracts outstanding were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes	12/23	2,277	$241,909,614	$239,903,297	($2,006,317)
CME 3 Month USD SOFR	03/24	498	120,335,517	117,714,750	(2,620,767)
CME 3 Month USD SOFR	09/24	998	236,627,177	236,563,425	(63,752)
CME Ultra Long Term U.S. Treasury Bond	12/23	62	7,903,160	7,358,625	(544,535)
Eurex 5 Year Euro BOBL	12/23	142	17,630,593	17,377,491	(253,102)

					(5,488,473)

Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes	12/23	595	121,042,316	120,613,008	429,308
CBOT 10 Year U.S. Treasury Notes	12/23	1,249	137,393,414	134,970,062	2,423,352
CBOT 30 Day Federal Funds	10/23	172	67,834,090	67,854,053	(19,963)
CBOT U.S. Long Bond	12/23	18	2,131,208	2,048,063	83,145
CBOT Ultra 10 Year U.S. Treasury Notes	12/23	1,322	151,113,310	147,485,625	3,627,685
CME 3 Month USD SOFR	12/24	998	237,371,135	237,249,550	121,585
Eurex 10 Year Euro BUND	12/23	642	89,405,026	87,314,987	2,090,039
TSE Japanese 10 Year Bond	12/23	33	32,265,972	32,010,707	255,265

					9,010,416

Total Futures Contracts					$3,521,943

(f)	As of September 30, 2023, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	49,082,000	USD	32,236,262	11/23	SCB	$-	($633,964)
CAD	6,725,601	USD	4,973,858	10/23	HSB	-	(22,191)
DKK	3,805,792	USD	538,914	10/23	BOA	574	-
DKK	4,019,335	USD	568,274	10/23	JPM	1,485	-
EUR	978,000	USD	1,034,655	11/23	HSB	1,192	-
EUR	1,028,000	USD	1,107,367	11/23	SCB	-	(18,562)
IDR	4,791,821,108	USD	310,889	03/24	BNP	-	(2,005)
IDR	31,676,915,845	USD	2,057,235	03/24	GSC	-	(15,319)
IDR	47,119,896,115	USD	3,056,679	03/24	HSB	-	(19,298)
IDR	38,685,749,324	USD	2,505,716	03/24	JPM	-	(12,006)
IDR	21,352,637,062	USD	1,388,226	03/24	MSC	-	(11,820)
IDR	4,193,448,586	USD	273,697	03/24	SCB	-	(3,384)
INR	123,235,844	USD	1,478,162	12/23	SCB	-	(817)
INR	490,001,362	USD	5,937,881	12/23	JPM	-	(63,769)
INR	134,502,249	USD	1,610,680	12/23	TDB	1,726	-
JPY	168,300,000	USD	1,157,802	11/23	SCB	-	(23,841)
JPY	1,496,242,747	USD	10,584,102	11/23	TDB	-	(502,816)
JPY	268,570,256	USD	1,894,936	11/23	UBS	-	(85,381)
PEN	4,932,555	USD	1,327,633	11/23	CIT	-	(27,677)
THB	239,954,897	USD	6,733,308	10/23	BNP	-	(134,009)
THB	135,854,488	USD	3,820,763	10/23	DUB	-	(84,459)
TWD	63,332,641	USD	2,010,228	03/24	BNP	-	(19,664)
TWD	34,381,482	USD	1,089,228	03/24	SCB	-	(8,607)
USD	162,239	AUD	254,000	11/23	CIT	-	(1,303)
USD	4,342,360	BRL	22,000,000	01/24	GSC	14,079	-
USD	1,608,676	CAD	2,189,651	10/23	BOA	-	(3,436)
USD	2,654,102	CAD	3,564,000	10/23	GSC	30,137	-
USD	723,835	CAD	972,000	10/23	HSB	8,208	-
USD	4,973,858	CAD	6,722,891	11/23	HSB	22,130	-
USD	143,482	CNH	1,034,620	03/24	JPM	389	-
USD	596,455	DKK	4,080,555	10/23	BNP	18,018	-
USD	548,184	DKK	3,745,774	10/23	BOA	17,204	-
USD	538,914	DKK	3,799,864	11/23	BOA	-	(570)
USD	568,274	DKK	4,013,090	11/23	JPM	-	(1,483)
USD	2,454,407	EUR	2,291,000	11/23	CIT	27,898	-
USD	37,789,703	EUR	34,259,094	11/23	DUB	1,504,235	-
USD	26,679,807	EUR	24,188,906	11/23	UBS	1,060,164	-
USD	7,988,752	GBP	6,270,518	11/23	CIT	336,193	-
USD	53,793,084	GBP	42,182,482	11/23	JPM	2,313,457	-
USD	9,206,206	IDR	141,700,078,279	03/24	MSC	72,121	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	63,096	INR	5,252,070	12/23	BOA	$135	$-
USD	42,633	INR	3,562,733	12/23	JPM	-	(77)
USD	42,365	INR	3,530,593	12/23	JPM	40	-
USD	40,756	INR	3,392,927	12/23	SCB	82	-
USD	12,011,969	JPY	1,660,000,000	10/23	HSB	855,893	-
USD	751,377	MXN	13,286,000	10/23	GSC	-	(9,335)
USD	1,327	MXN	22,985	12/23	CIT	24	-
USD	1,022,987	MXN	17,746,867	12/23	GSC	16,889	-
USD	2,723,391	PEN	10,124,479	11/23	CIT	55,685	-
USD	8,499,332	SGD	11,531,554	12/23	JPM	33,756	-
USD	1,535,847	TWD	48,575,031	12/23	JPM	21,581	-
USD	787,527	TWD	24,684,246	12/23	MSC	18,026	-
USD	825,249	TWD	25,982,140	12/23	SCB	15,288	-

Total Forward Foreign Currency Contracts						$6,446,609	($1,705,793)

(g)	As of September 30, 2023, purchased options outstanding were as follows:

Foreign Currency Options

Description		Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put – GBP versus USD	GBP	1.20	09/26/24	GSC	$5,700,000	$188,045	$175,130

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put—10 Year Interest Rate Swap	Receive	SOFR	3.850%	03/04/24	BOA	$6,100,000	$146,146	$249,500

Total Purchased Options							$334,191	$424,630

(h)	As of September 30, 2023, premiums received, and value of written options outstanding were as follows:

Foreign Currency Options

Description		Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put – GBP versus USD	GBP	1.10	09/26/24	GSC	$11,400,000	$116,845	($105,988)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 1 Year Interest Rate Swap	Receive	SOFR	2.910%	11/10/23	GSC	$9,300,000	$61,729	($4)
Call - 1 Year Interest Rate Swap	Receive	SOFR	2.150%	11/20/23	GSC	9,600,000	33,480	(2)

							95,209	(6)

Put - 1 Year Interest Rate Swap	Pay	SOFR	2.910%	11/10/23	GSC	9,300,000	61,729	(220,331)
Put -1 Year Interest Rate Swap	Pay	SOFR	3.650%	11/20/23	GSC	9,600,000	33,480	(158,145)
Put - 1 Year Interest Rate Swap	Pay	SOFR	5.100%	03/04/24	BOA	50,800,000	146,685	(151,877)

							241,894	(530,353)

Total Interest Rate Swaptions							$337,103	($530,359)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - 3 Month SOFR (12/23)	$96.75	12/15/23	CME	9	$2,176,875	$14,625	($49,500)

Total Written Options						$468,573	($685,847)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

(i)	As of September 30, 2023, swap agreements outstanding were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/23 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banco do Brasil SA	Q	1.000%	12/20/24	JPM	1.589%	$2,500,000	($16,724)	($37,899)	$21,175
South Africa Government	Q	1.000%	12/20/26	MSC	2.004%	4,800,000	(139,043)	(140,362)	1,319
Colombia Government	Q	1.000%	06/20/27	GSC	1.696%	4,600,000	(105,761)	(135,411)	29,650
Colombia Government	Q	1.000%	06/20/27	MSC	1.696%	1,600,000	(36,787)	(64,813)	28,026
Colombia Government	Q	1.000%	12/20/27	GSC	1.883%	2,100,000	(68,525)	(154,133)	85,608
Colombia Government	Q	1.000%	12/20/27	MSC	1.883%	1,900,000	(61,999)	(139,453)	77,454

							(428,839)	(672,071)	243,232

				Exchange
Barclays Bank PLC	Q	1.000%	12/20/23	ICE	0.533%	EUR2,400,000	3,392	567	2,825
General Electric Co.	Q	1.000%	12/20/23	ICE	0.202%	$2,900,000	6,005	(6,074)	12,079
General Electric Co.	Q	1.000%	06/20/24	ICE	0.215%	3,950,000	23,294	(11,667)	34,961
General Electric Co.	Q	1.000%	12/20/24	ICE	0.268%	2,200,000	19,823	(8,573)	28,396
Boeing Co.	Q	1.000%	06/20/25	ICE	0.493%	6,900,000	59,753	(61,436)	121,189
Rolls-Royce PLC	Q	1.000%	06/20/25	ICE	0.912%	EUR4,300,000	7,840	(253,206)	261,046
Verizon Communications, Inc.	Q	1.000%	12/20/26	ICE	0.844%	$7,300,000	35,677	107,824	(72,147)
AT&T, Inc.	Q	1.000%	06/20/28	ICE	1.046%	6,000,000	(9,651)	(25,384)	15,733
British Telecommunications PLC	Q	1.000%	06/20/28	ICE	0.919%	EUR6,200,000	24,309	(23,042)	47,351
T-Mobile USA, Inc.	Q	5.000%	06/20/28	ICE	0.909%	$2,400,000	411,948	392,691	19,257

							582,390	111,700	470,690

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							$153,551	($560,371)	$713,922

Credit Default Swaps on Credit Indices -Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.S35	Q	5.000%	12/20/25	ICE	$2,450,000	($82,960)	($77,951)	($5,009)
CDX.NA.HY.S36	Q	5.000%	06/20/26	ICE	4,704,000	(163,131)	(239,122)	75,991

						($246,091)	($317,073)	$70,982

Total Credit Default Swaps						($92,540)	($877,444)	$784,904

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation. (3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.000%	1 Day JPY TONAR	A/A	LCH	03/17/24	JPY21,440,000,000	$56,192	$89,012	($32,820)
4.000%	1 Day CAD Overnight Repo	S/S	LCH	06/21/25	CAD163,400,000	(2,431,985)	(1,618,310)	(813,675)
4.820%	1 Day CAD Overnight Repo	S/S	LCH	07/13/25	13,900,000	(44,233)	-	(44,233)
4.750%	1 Day CAD Overnight Repo	S/S	LCH	07/14/25	34,800,000	(144,676)	-	(144,676)
3.750%	1 Day CAD Overnight Repo	S/S	LCH	09/20/25	103,800,000	(1,795,352)	(1,600,804)	(194,548)
1.000%	6 Month EUR LIBOR	A/S	LCH	05/18/27	EUR29,000,000	(2,867,775)	(428,107)	(2,439,668)
2.547%	6 Month EUR LIBOR	A/S	LCH	03/09/33	4,500,000	(255,717)	(95,736)	(159,981)
4.500%	6 Month AUD BBSW	S/S	LCH	09/20/33	AUD9,000,000	(115,744)	(97,555)	(18,189)
3.000%	6 Month EUR LIBOR	A/S	LCH	03/20/34	EUR99,900,000	(3,105,597)	(1,361,449)	(1,744,148)
0.450%	1 Day JPY TONAR	A/A	LCH	12/15/51	JPY310,000,000	(515,427)	(213,872)	(301,555)

						($11,220,314)	($5,326,821)	($5,893,493)

Interest Rate Swaps - Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.388%	1 Day USD SOFR	A/A	LCH	10/18/24	$41,700,000	$11,922	$-	$11,922
3.750%	1 Day USD SOFR	A/A	LCH	06/21/25	107,200,000	2,853,900	1,632,356	1,221,544
4.600%	1 Day USD SOFR	A/A	LCH	07/17/25	15,300,000	148,014	(1,821)	149,835
3.500%	1 Day USD SOFR	A/A	LCH	09/20/25	66,700,000	1,883,121	1,443,563	439,558
1.750%	1 Day USD SOFR	A/A	CME	06/15/32	34,800,000	6,686,862	4,734,122	1,952,740
3.156%	1 Day USD SOFR	A/A	LCH	03/10/33	27,600,000	979,557	-	979,557
0.750%	1 Day JPY TONAR	S/S	LCH	03/20/38	JPY 50,000,000	23,955	(17,194)	41,149
0.800%	1 Day JPY TONAR	S/S	LCH	10/22/38	220,000,000	99,517	108	99,409
0.705%	1 Day JPY TONAR	S/S	LCH	10/31/38	170,000,000	92,905	8,545	84,360
0.785%	1 Day JPY TONAR	S/S	LCH	11/12/38	310,000,000	146,935	865	146,070
0.750%	1 Day JPY TONAR	S/S	LCH	12/20/38	42,800,000	22,314	(18,009)	40,323
0.500%	1 Day JPY TONAR	A/A	LCH	03/15/42	1,394,400,000	1,357,015	387,369	969,646
0.662%	1 Day JPY TONAR	A/A	LCH	04/19/42	138,000,000	110,126	-	110,126
0.800%	1 Day JPY TONAR	A/A	LCH	06/15/52	3,770,000,000	4,304,082	(6,781)	4,310,863
1.750%	1 Day USD SOFR	A/A	CME	12/21/52	$11,600,000	4,724,442	2,100,700	2,623,742
2.750%	6 Month EUR LIBOR	A/S	LCH	03/20/54	EUR 19,500,000	1,190,804	565,991	624,813
4.250%	1 Day GBP SONIA	A/A	LCH	03/20/54	GBP 1,100,000	(13,439)	(54,907)	41,468

						$24,622,032	$10,774,907	$13,847,125

Total Interest Rate Swaps						$13,401,718	$5,448,086	$7,953,632

Total Swap Agreements						$13,309,178	$4,570,642	$8,738,536

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

(j)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Energy	$912,660	$-	$-	$912,660
	Financial	189,261	189,261	-	-

	Total Common Stocks	1,101,921	189,261	-	912,660

	Corporate Bonds & Notes	744,256,613	-	744,256,613	-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	174,034,435	-	174,034,435	-
	Collateralized Mortgage Obligations - Residential	187,465,598	-	187,409,246	56,352
	Fannie Mae	1,096,162,928	-	1,096,162,928	-
	Freddie Mac	83,813,087	-	83,813,087	-
	Government National Mortgage Association	5,659,678	-	5,659,678	-

	Total Mortgage-Backed Securities	1,547,135,726	-	1,547,079,374	56,352

	Asset-Backed Securities
	Automobile Sequential	23,468,164	-	23,468,164	-
	Credit Card Bullet	6,606,707	-	6,606,707	-
	Home Equity Other	36,262,791	-	36,127,599	135,192
	Other Asset-Backed Securities	284,809,181	-	284,660,621	148,560

	Total Asset-Backed Securities	351,146,843	-	350,863,091	283,752

	U.S. Government Agency Issues	32,728,073	-	32,728,073	-
	U.S. Treasury Obligations	341,691,312	-	341,691,312	-
	Foreign Government Bonds & Notes	35,708,234	-	35,708,234	-
	Short-Term Investments	37,057,406	-	37,057,406	-
	Derivatives:
	Credit Contracts
	Swaps	862,060	-	862,060	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	6,446,609	-	6,446,609	-
	Purchased Options	175,130	-	175,130	-

	Total Foreign Currency Contracts	6,621,739	-	6,621,739	-

	Interest Rate Contracts
	Futures	9,030,379	9,030,379	-	-
	Purchased Options	249,500	-	249,500	-
	Swaps	13,847,125	-	13,847,125	-

	Total Interest Rate Contracts	23,127,004	9,030,379	14,096,625	-

	Total Asset - Derivatives	30,610,803	9,030,379	21,580,424	-

	Total Assets	3,121,436,931	9,219,640	3,110,964,527	1,252,764

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(39,308,352)	-	(39,308,352)	-
	Derivatives:
	Credit Contracts
	Swaps	(77,156)	-	(77,156)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,705,793)	-	(1,705,793)	-
	Written Options	(105,988)	-	(105,988)	-

	Total Foreign Currency Contracts	(1,811,781)	-	(1,811,781)	-

	Interest Rate Contracts
	Futures	(5,508,436)	(5,508,436)	-	-
	Written Options	(579,859)	-	(579,859)	-
	Swaps	(5,893,493)	-	(5,893,493)	-

	Total Interest Rate Contracts	(11,981,788)	(5,508,436)	(6,473,352)	-

	Total Liabilities - Derivatives	(13,870,725)	(5,508,436)	(8,362,289)	-

	Total Liabilities	(53,179,077)	(5,508,436)	(47,670,641)	-

	Total	$3,068,257,854	$3,711,204	$3,063,293,886	$1,252,764

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.2%
Basic Materials - 1.7%
ArcelorMittal SA (Luxembourg) 3.600% due 07/16/24	$1,585,000	$1,553,211
Celanese U.S. Holdings LLC
6.050% due 03/15/25	2,030,000	2,023,229
6.350% due 11/15/28	1,450,000	1,432,521
Celulosa Arauco y Constitucion SA (Chile) 4.500% due 08/01/24	1,300,000	1,274,227
Ecolab, Inc.
1.650% due 02/01/27	1,425,000	1,265,135
5.250% due 01/15/28	3,135,000	3,131,287
LG Chem Ltd. (South Korea) 3.250% due 10/15/24 ~	3,000,000	2,918,057
LYB International Finance III LLC 1.250% due 10/01/25	2,618,000	2,386,513
Nucor Corp. 2.000% due 06/01/25	1,145,000	1,075,652
3.950% due 05/23/25	1,780,000	1,727,286
Nutrien Ltd. (Canada) 4.900% due 03/27/28	1,520,000	1,469,064
POSCO (South Korea)
4.375% due 08/04/25 ~	2,000,000	1,947,252
5.625% due 01/17/26 ~	4,500,000	4,482,217
Sherwin-Williams Co.
4.050% due 08/08/24	480,000	472,599
4.250% due 08/08/25	1,470,000	1,430,024
Steel Dynamics, Inc. 2.800% due 12/15/24	2,000,000	1,925,975
Westlake Corp. 0.875% due 08/15/24	2,505,000	2,396,496

		32,910,745

Communications - 2.9%
AT&T, Inc. 4.100% due 02/15/28	1,100,000	1,027,602
Charter Communications Operating LLC/ Charter Communications Operating Capital 4.908% due 07/23/25	13,049,000	12,755,126
Cox Communications, Inc.
3.150% due 08/15/24 ~	4,606,000	4,495,199
3.500% due 08/15/27 ~	895,000	818,357
Crown Castle Towers LLC 4.241% due 07/15/48 ~	1,040,000	955,383
KT Corp. (South Korea) 4.000% due 08/08/25 ~	1,680,000	1,629,719
Meta Platforms, Inc. 4.600% due 05/15/28	2,305,000	2,255,611
NBN Co. Ltd. (Australia) 1.450% due 05/05/26 ~	3,725,000	3,348,276
NTT Finance Corp. (Japan)
0.583% due 03/01/24 ~	1,065,000	1,042,060
4.142% due 07/26/24 ~	440,000	433,888
4.239% due 07/25/25 ~	885,000	861,321
Rogers Communications, Inc. (Canada)
2.950% due 03/15/25	5,060,000	4,827,587
3.200% due 03/15/27	4,345,000	3,975,976
T-Mobile USA, Inc.
2.250% due 02/15/26	1,895,000	1,746,157
3.500% due 04/15/25	3,470,000	3,349,094
Verizon Communications, Inc.
0.850% due 11/20/25	5,120,000	4,633,648
1.450% due 03/20/26	4,550,000	4,109,499
2.625% due 08/15/26	5,110,000	4,721,968

		56,986,471

	Principal Amount	Value
Consumer, Cyclical - 4.6%
7-Eleven, Inc. 0.800% due 02/10/24 ~	$2,285,000	$2,241,820
Advance Auto Parts, Inc. 5.900% due 03/09/26	935,000	903,363
American Airlines Pass-Through Trust Class B 3.700% due 04/15/27	810,929	770,680
Aptiv PLC/Aptiv Corp. 2.396% due 02/18/25	2,665,000	2,536,775
AutoZone, Inc. 3.625% due 04/15/25	1,820,000	1,760,613
Brunswick Corp. 0.850% due 08/18/24	4,840,000	4,617,217
Daimler Truck Finance North America LLC (Germany)
1.625% due 12/13/24 ~	3,665,000	3,483,487
5.150% due 01/16/26 ~	965,000	952,667
5.200% due 01/17/25 ~	1,325,000	1,313,448
General Motors Financial Co., Inc.
2.900% due 02/26/25	6,670,000	6,366,302
5.400% due 04/06/26	1,770,000	1,733,835
Genuine Parts Co. 1.750% due 02/01/25	1,440,000	1,357,408
Hasbro, Inc. 3.000% due 11/19/24	6,300,000	6,081,786
Hyundai Capital America
0.800% due 01/08/24 ~	2,570,000	2,534,165
0.875% due 06/14/24 ~	2,765,000	2,667,013
1.000% due 09/17/24 ~	1,805,000	1,720,037
5.500% due 03/30/26 ~	1,575,000	1,554,887
5.600% due 03/30/28 ~	2,255,000	2,207,541
Hyundai Capital Services, Inc. (South Korea) 2.125% due 04/24/25 ~	1,385,000	1,303,911
Lowe’s Cos., Inc.
3.350% due 04/01/27	1,125,000	1,048,020
4.400% due 09/08/25	4,272,000	4,177,667
4.800% due 04/01/26	2,260,000	2,218,259
Marriott International, Inc.
3.750% due 03/15/25	650,000	629,994
4.900% due 04/15/29	685,000	653,481
5.450% due 09/15/26	975,000	966,422
5.750% due 05/01/25	655,000	653,948
Mattel, Inc.
3.375% due 04/01/26 ~	2,250,000	2,082,993
5.875% due 12/15/27 ~	1,870,000	1,819,805
Mercedes-Benz Finance North America LLC (Germany) 4.800% due 03/30/26 ~	2,425,000	2,383,356
Nordstrom, Inc. 2.300% due 04/08/24	320,000	313,642
Ross Stores, Inc.
0.875% due 04/15/26	1,960,000	1,741,070
4.600% due 04/15/25	7,315,000	7,171,366
Stellantis Finance U.S., Inc. 1.711% due 01/29/27 ~	2,615,000	2,276,330
United Airlines Pass-Through Trust Class B 3.500% due 11/01/29	491,240	443,229
Volkswagen Group of America Finance LLC (Germany)
0.875% due 11/22/23 ~	1,415,000	1,405,539
3.950% due 06/06/25 ~	2,440,000	2,360,895
5.700% due 09/12/26 ~	1,700,000	1,691,485
5.800% due 09/12/25 ~	1,995,000	1,986,927
Warnermedia Holdings, Inc.
3.755% due 03/15/27	6,730,000	6,216,181
6.412% due 03/15/26	1,595,000	1,595,398

		89,942,962

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 8.0%
AbbVie, Inc. 2.600% due 11/21/24	$10,040,000	$9,682,657
2.950% due 11/21/26	7,105,000	6,596,360
3.200% due 05/14/26	685,000	647,326
Amgen, Inc. 5.250% due 03/02/25	2,395,000	2,377,648
Astrazeneca Finance LLC (United Kingdom) 1.200% due 05/28/26	4,930,000	4,431,119
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26	3,270,000	2,947,294
4.448% due 03/16/28	6,415,000	5,985,027
Bayer U.S. Finance II LLC (Germany) 3.875% due 12/15/23 ~	3,750,000	3,734,505
Becton Dickinson & Co.
3.363% due 06/06/24	1,616,000	1,587,799
3.734% due 12/15/24	1,473,000	1,437,269
4.693% due 02/13/28	4,860,000	4,713,890
Cardinal Health, Inc.
3.079% due 06/15/24	1,285,000	1,258,446
3.500% due 11/15/24	2,100,000	2,039,627
Coca-Cola Europacific Partners PLC (United Kingdom) 0.800% due 05/03/24 ~	8,235,000	7,995,739
CSL Finance PLC (Australia) 3.850% due 04/27/27 ~	1,255,000	1,189,685
CVS Health Corp.
2.875% due 06/01/26	1,540,000	1,435,000
3.000% due 08/15/26	1,435,000	1,334,774
5.000% due 02/20/26	3,440,000	3,387,251
Elevance Health, Inc. 5.350% due 10/15/25	1,130,000	1,123,177
ERAC USA Finance LLC 4.600% due 05/01/28 ~	4,305,000	4,133,836
HCA, Inc. 3.125% due 03/15/27	3,505,000	3,185,931
5.375% due 02/01/25	2,085,000	2,064,021
Health Care Service Corp. A Mutual Legal Reserve Co. 1.500% due 06/01/25 ~	5,295,000	4,902,902
HPHT Finance 19 Ltd. (Hong Kong) 2.875% due 11/05/24 ~	1,880,000	1,817,777
HPHT Finance 21 II Ltd. (Hong Kong) 1.500% due 09/17/26 ~	3,450,000	3,054,316
Humana, Inc.
1.350% due 02/03/27	1,675,000	1,460,112
3.850% due 10/01/24	2,120,000	2,077,418
5.750% due 03/01/28	1,050,000	1,054,324
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	6,615,000	6,447,830
4.250% due 07/21/25 ~	3,045,000	2,934,152
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	2,060,000	1,955,798
Kenvue, Inc. 5.350% due 03/22/26 ~	1,500,000	1,497,019
Mars, Inc. 4.550% due 04/20/28 ~	4,490,000	4,352,209
Mondelez International Holdings Netherlands BV 4.250% due 09/15/25 ~	1,960,000	1,909,391
Mondelez International, Inc. 2.625% due 03/17/27	2,570,000	2,340,683
PeaceHealth Obligated Group 1.375% due 11/15/25	455,000	413,203

	Principal Amount	Value
Pelabuhan Indonesia Persero PT (Indonesia) 4.875% due 10/01/24 ~	$5,400,000	$5,327,146
Perrigo Finance Unlimited Co. 3.900% due 12/15/24	5,480,000	5,288,733
Pfizer Investment Enterprises Pte. Ltd. 4.450% due 05/19/28	3,430,000	3,308,263
Philip Morris International, Inc.
4.875% due 02/13/26	2,860,000	2,813,751
5.000% due 11/17/25	2,030,000	2,006,547
S&P Global, Inc. 2.450% due 03/01/27	4,790,000	4,366,055
UnitedHealth Group, Inc.
3.700% due 05/15/27	2,755,000	2,612,680
4.250% due 01/15/29	4,740,000	4,514,281
5.150% due 10/15/25	2,305,000	2,298,753
5.250% due 02/15/28	1,300,000	1,302,775
Utah Acquisition Sub, Inc. 3.950% due 06/15/26	5,570,000	5,219,720
Viatris, Inc. 1.650% due 06/22/25	3,440,000	3,178,906
Viterra Finance BV (Netherlands) 4.900% due 04/21/27 ~	3,270,000	3,135,455

		154,878,580

Energy - 3.2%
Aker BP ASA (Norway) 2.000% due 07/15/26 ~	905,000	808,147
Canadian Natural Resources Ltd. (Canada)
2.050% due 07/15/25	5,520,000	5,153,980
3.800% due 04/15/24	500,000	493,609
Cheniere Corpus Christi Holdings LLC 5.875% due 03/31/25	5,410,000	5,371,401
Columbia Pipelines Holding Co. LLC 6.055% due 08/15/26 ~	495,000	496,746
DCP Midstream Operating LP 5.375% due 07/15/25	6,065,000	5,989,371
Enbridge, Inc. (Canada)
2.150% due 02/16/24	2,350,000	2,316,708
2.500% due 01/15/25	4,505,000	4,307,252
2.500% due 02/14/25	1,980,000	1,887,313
Energy Transfer LP
2.900% due 05/15/25	890,000	845,900
4.250% due 04/01/24	135,000	133,804
4.900% due 02/01/24	2,360,000	2,351,472
5.875% due 01/15/24	8,465,000	8,460,649
Gray Oak Pipeline LLC 2.600% due 10/15/25 ~	1,435,000	1,323,622
ONEOK, Inc. 5.550% due 11/01/26	2,270,000	2,255,750
Ovintiv, Inc. 5.650% due 05/15/25	2,710,000	2,695,497
Pioneer Natural Resources Co. 5.100% due 03/29/26	2,130,000	2,103,348
Sabine Pass Liquefaction LLC
5.625% due 03/01/25	3,935,000	3,911,239
5.750% due 05/15/24	705,000	703,649
TransCanada PipeLines Ltd. (Canada) 6.203% due 03/09/26	4,375,000	4,370,307
Williams Cos., Inc.
4.300% due 03/04/24	1,190,000	1,181,164
5.400% due 03/02/26	5,700,000	5,657,613

		62,818,541

Financial - 21.0%
ABN AMRO Bank NV (Netherlands) 6.339% due 09/18/27 ~	1,700,000	1,696,478

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650% due 10/29/24	$8,945,000	$8,512,073
4.875% due 01/16/24	2,405,000	2,395,606
6.100% due 01/15/27	980,000	975,698
Ally Financial, Inc. 3.875% due 05/21/24	4,605,000	4,520,199
American Express Co. 2.250% due 03/04/25	4,055,000	3,854,668
American Tower Corp. REIT 2.400% due 03/15/25	1,730,000	1,640,983
Athene Global Funding
1.716% due 01/07/25 ~	5,985,000	5,621,300
2.514% due 03/08/24 ~	7,235,000	7,108,047
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~	4,385,000	3,930,519
2.875% due 02/15/25 ~	3,500,000	3,306,139
3.950% due 07/01/24 ~	1,125,000	1,101,494
5.125% due 10/01/23 ~	1,890,000	1,890,000
6.375% due 05/04/28 ~	1,065,000	1,047,403
Banco del Estado de Chile (Chile) 2.704% due 01/09/25 ~	1,010,000	966,904
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico) 5.375% due 04/17/25 ~	3,955,000	3,889,663
Banco Santander SA (Spain)
3.496% due 03/24/25	3,600,000	3,461,363
5.742% due 06/30/24	600,000	598,949
Bank of America Corp.
0.810% due 10/24/24	2,500,000	2,490,453
0.976% due 04/22/25	4,375,000	4,239,504
1.734% due 07/22/27	3,150,000	2,792,249
1.843% due 02/04/25	2,880,000	2,833,079
3.384% due 04/02/26	3,705,000	3,546,904
3.841% due 04/25/25	2,435,000	2,400,887
5.080% due 01/20/27	2,000,000	1,955,355
Bank of Ireland Group PLC (Ireland) 4.500% due 11/25/23 ~	5,470,000	5,453,098
Bank of Montreal (Canada)
3.700% due 06/07/25	4,725,000	4,555,805
4.250% due 09/14/24	2,390,000	2,349,990
5.300% due 06/05/26	2,695,000	2,659,445
5.920% due 09/25/25	4,000,000	3,992,565
Bank of New York Mellon Corp.
4.414% due 07/24/26	3,390,000	3,295,083
4.947% due 04/26/27	3,310,000	3,231,612
5.148% due 05/22/26	2,360,000	2,338,774
Banque Federative du Credit Mutuel SA (France)
0.650% due 02/27/24 ~	3,695,000	3,616,880
0.998% due 02/04/25 ~	2,850,000	2,659,478
4.935% due 01/26/26 ~	2,215,000	2,156,749
Barclays PLC (United Kingdom)
1.007% due 12/10/24	3,335,000	3,298,899
5.304% due 08/09/26	2,155,000	2,111,349
7.325% due 11/02/26	2,470,000	2,508,157
BPCE SA (France) 5.700% due 10/22/23 ~	5,665,000	5,659,701
Brighthouse Financial Global Funding 1.000% due 04/12/24 ~	3,485,000	3,392,081
Brixmor Operating Partnership LP REIT 3.650% due 06/15/24	3,295,000	3,215,276
CaixaBank SA (Spain)
6.208% due 01/18/29 ~	3,770,000	3,691,116
6.684% due 09/13/27 ~	4,330,000	4,329,938
Canadian Imperial Bank of Commerce (Canada) 5.144% due 04/28/25	6,030,000	5,952,848
Capital One Financial Corp.
2.636% due 03/03/26	3,675,000	3,469,669
3.900% due 01/29/24	1,290,000	1,280,291
4.250% due 04/30/25	515,000	498,962
4.985% due 07/24/26	2,830,000	2,746,987
6.312% due 06/08/29	1,495,000	1,461,830

	Principal Amount	Value
Charles Schwab Corp.
2.450% due 03/03/27	$7,145,000	$6,368,154
3.200% due 03/02/27	1,640,000	1,503,158
Citigroup, Inc.
0.981% due 05/01/25	3,600,000	3,484,923
3.106% due 04/08/26	1,845,000	1,761,162
4.140% due 05/24/25	3,580,000	3,529,978
CNO Global Funding
1.650% due 01/06/25 ~	3,575,000	3,350,444
1.750% due 10/07/26 ~	4,220,000	3,709,180
Corebridge Financial, Inc. 3.500% due 04/04/25	2,720,000	2,610,579
Credicorp Ltd. (Peru) 2.750% due 06/17/25 ~	665,000	623,616
Credit Suisse AG (Switzerland) 0.495% due 02/02/24	3,430,000	3,363,670
Crown Castle International Corp. REIT 2.900% due 03/15/27	1,635,000	1,484,318
Crown Castle, Inc. REIT
1.050% due 07/15/26	2,400,000	2,107,462
4.450% due 02/15/26	4,410,000	4,272,352
5.000% due 01/11/28	555,000	536,621
Danske Bank AS (Denmark)
3.773% due 03/28/25 ~	2,410,000	2,374,511
5.375% due 01/12/24 ~	4,255,000	4,238,319
6.259% due 09/22/26 ~	1,350,000	1,349,990
Discover Bank 2.450% due 09/12/24	640,000	615,307
Discover Financial Services 3.950% due 11/06/24	1,155,000	1,123,689
Equitable Financial Life Global Funding
1.000% due 01/09/26 ~	215,000	191,004
1.100% due 11/12/24 ~	3,520,000	3,324,933
Essex Portfolio LP REIT 3.875% due 05/01/24	1,500,000	1,478,989
Fifth Third Bancorp 6.339% due 07/27/29	1,145,000	1,131,717
Fifth Third Bank NA
2.250% due 02/01/27	655,000	574,402
5.852% due 10/27/25	6,710,000	6,603,531
First American Financial Corp. 4.600% due 11/15/24	615,000	603,392
Goldman Sachs Group, Inc.
0.925% due 10/21/24	2,215,000	2,197,540
1.757% due 01/24/25	3,640,000	3,582,713
3.500% due 04/01/25	3,620,000	3,486,571
4.482% due 08/23/28	2,920,000	2,764,721
5.700% due 11/01/24	1,500,000	1,494,790
5.849% (SOFR + 0.505%) due 09/10/24 §	2,430,000	2,424,585
GTP Acquisition Partners I LLC 3.482% due 06/15/50 ~	9,535,000	9,127,305
HSBC Holdings PLC (United Kingdom)
1.162% due 11/22/24	2,260,000	2,238,842
1.645% due 04/18/26	5,875,000	5,462,320
Huntington National Bank 5.699% due 11/18/25	1,465,000	1,432,551
ING Groep NV (Netherlands) 6.083% due 09/11/27	1,805,000	1,797,909
Jackson Financial, Inc. 1.125% due 11/22/23	2,155,000	2,138,763
Jackson National Life Global Funding 1.750% due 01/12/25 ~	3,835,000	3,602,828
JPMorgan Chase & Co.
0.824% due 06/01/25	3,830,000	3,687,764
2.083% due 04/22/26	6,250,000	5,868,000
4.080% due 04/26/26	3,570,000	3,465,455
6.205% (SOFR + 0.885%) due 04/22/27 §	2,700,000	2,682,992
LeasePlan Corp. NV (Netherlands) 2.875% due 10/24/24 ~	3,960,000	3,811,296

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	$2,250,000	$2,200,049
LSEGA Financing PLC (United Kingdom) 0.650% due 04/06/24 ~	6,165,000	5,996,543
Marsh & McLennan Cos., Inc. 3.875% due 03/15/24	1,815,000	1,798,123
Mitsubishi UFJ Financial Group, Inc. (Japan) 0.953% due 07/19/25	4,020,000	3,854,079
Morgan Stanley
1.164% due 10/21/25	2,950,000	2,785,575
2.630% due 02/18/26	3,420,000	3,256,068
3.620% due 04/17/25	2,660,000	2,618,473
5.050% due 01/28/27	1,370,000	1,343,295
5.790% (SOFR + 0.455%) due 01/25/24 §	3,095,000	3,094,688
6.138% due 10/16/26	3,000,000	3,003,668
Morgan Stanley Bank NA 4.754% due 04/21/26	2,960,000	2,894,090
Nasdaq, Inc. 5.650% due 06/28/25	580,000	578,430
NatWest Markets PLC (United Kingdom)
0.800% due 08/12/24 ~	1,255,000	1,199,943
3.479% due 03/22/25 ~	1,850,000	1,783,973
Northern Trust Corp. 3.950% due 10/30/25	1,955,000	1,885,604
Northwestern Mutual Global Funding 4.350% due 09/15/27 ~	2,840,000	2,724,795
Park Aerospace Holdings Ltd. (Ireland) 5.500% due 02/15/24 ~	505,000	502,570
PNC Financial Services Group, Inc.
4.758% due 01/26/27	3,290,000	3,199,048
5.671% due 10/28/25	4,585,000	4,551,146
5.812% due 06/12/26	1,260,000	1,250,296
Principal Life Global Funding II 0.750% due 04/12/24 ~	1,230,000	1,196,240
Public Storage Operating Co. REIT
5.125% due 01/15/29	1,120,000	1,102,963
5.790% (SOFR + 0.470%) due 04/23/24 §	1,045,000	1,044,638
QNB Finance Ltd. (Qatar)
2.625% due 05/12/25 ~	4,330,000	4,105,221
3.500% due 03/28/24 ~	2,320,000	2,287,773
Realty Income Corp. REIT 5.050% due 01/13/26	625,000	616,408
Santander Holdings USA, Inc. 2.490% due 01/06/28	2,580,000	2,241,685
SBA Tower Trust REIT
1.631% due 05/15/51 ~	1,045,000	904,927
1.884% due 07/15/50 ~	725,000	656,048
2.836% due 01/15/50 ~	2,045,000	1,957,978
6.599% due 01/15/28 ~	990,000	994,342
Simon Property Group LP REIT
2.000% due 09/13/24	1,099,000	1,058,387
3.375% due 10/01/24	2,250,000	2,192,835
Societe Generale SA (France) 2.625% due 10/16/24 ~	335,000	322,076
Standard Chartered PLC (United Kingdom)
0.991% due 01/12/25 ~	1,525,000	1,500,131
1.214% due 03/23/25 ~	225,000	220,070
1.822% due 11/23/25 ~	1,825,000	1,725,149
State Street Corp. 4.857% due 01/26/26	1,515,000	1,490,371
Svenska Handelsbanken AB (Sweden) 0.550% due 06/11/24 ~	1,520,000	1,466,026
Synchrony Financial 4.250% due 08/15/24	4,015,000	3,922,020
Toronto-Dominion Bank (Canada)
0.700% due 09/10/24	2,920,000	2,781,819
5.532% due 07/17/26	3,190,000	3,167,743

	Principal Amount	Value
Truist Financial Corp. 5.744% (SOFR + 0.400%) due 06/09/25 §	$2,995,000	$2,929,369
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~	1,400,000	1,222,508
4.488% due 05/12/26 ~	1,135,000	1,099,683
4.490% due 08/05/25 ~	3,100,000	3,046,461
6.327% due 12/22/27 ~	1,950,000	1,947,687
U.S. Bancorp
4.548% due 07/22/28	6,290,000	5,911,135
5.727% due 10/21/26	1,940,000	1,924,342
Wells Fargo & Co. 2.188% due 04/30/26	2,725,000	2,559,285
3.526% due 03/24/28	2,195,000	2,016,937
3.908% due 04/25/26	3,760,000	3,624,000
4.540% due 08/15/26	3,465,000	3,366,232
Western Union Co. 2.850% due 01/10/25	6,945,000	6,645,062
WP Carey, Inc. REIT 4.600% due 04/01/24	4,000,000	3,960,828

		408,013,681

Industrial - 2.0%
Amcor Flexibles North America, Inc. 4.000% due 05/17/25	2,745,000	2,655,940
Amphenol Corp.
2.050% due 03/01/25	3,255,000	3,097,200
4.750% due 03/30/26	1,250,000	1,228,142
Canadian Pacific Railway Co. (Canada) 1.750% due 12/02/26	2,100,000	1,874,853
Carrier Global Corp. 2.242% due 02/15/25	899,000	854,631
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	990,000	948,391
GATX Corp.
3.250% due 03/30/25	2,908,000	2,784,426
3.250% due 09/15/26	210,000	194,866
4.350% due 02/15/24	5,655,000	5,614,107
Mohawk Industries, Inc. 5.850% due 09/18/28	1,560,000	1,549,253
Otis Worldwide Corp. 2.056% due 04/05/25	3,870,000	3,655,047
Parker-Hannifin Corp. 3.650% due 06/15/24	2,800,000	2,757,148
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.450% due 07/01/24 ~	2,403,000	2,357,609
5.750% due 05/24/26 ~	2,880,000	2,839,077
Regal Rexnord Corp. 6.050% due 02/15/26 ~	2,230,000	2,206,137
Republic Services, Inc.
0.875% due 11/15/25	675,000	611,027
2.500% due 08/15/24	1,725,000	1,676,027
4.875% due 04/01/29	1,015,000	987,032
SMBC Aviation Capital Finance DAC (Ireland) 3.550% due 04/15/24 ~	1,645,000	1,622,142

		39,513,055

Technology - 2.1%
CDW LLC/CDW Finance Corp. 5.500% due 12/01/24	655,000	647,952
Fidelity National Information Services, Inc. 0.600% due 03/01/24	2,325,000	2,272,395
4.500% due 07/15/25	1,905,000	1,859,032
Fiserv, Inc. 2.750% due 07/01/24	6,545,000	6,388,840
3.800% due 10/01/23	1,070,000	1,070,000
Fortinet, Inc. 1.000% due 03/15/26	2,565,000	2,290,421

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Microchip Technology, Inc.
0.972% due 02/15/24	$2,770,000	$2,719,349
0.983% due 09/01/24	3,900,000	3,723,849
Micron Technology, Inc. 5.375% due 04/15/28	3,360,000	3,245,536
NXP BV/NXP Funding LLC (China) 4.875% due 03/01/24	1,605,000	1,597,138
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
2.700% due 05/01/25	2,780,000	2,641,287
3.875% due 06/18/26	2,030,000	1,930,826
4.400% due 06/01/27	480,000	455,569
Qorvo, Inc. 1.750% due 12/15/24 ~	1,660,000	1,561,816
Roper Technologies, Inc.
1.000% due 09/15/25	685,000	626,443
2.350% due 09/15/24	670,000	646,895
Take-Two Interactive Software, Inc.
3.300% due 03/28/24	110,000	108,515
3.550% due 04/14/25	1,520,000	1,466,469
5.000% due 03/28/26	3,590,000	3,523,702
Workday, Inc. 3.500% due 04/01/27	1,680,000	1,568,198

		40,344,232

Utilities - 3.7%
AES Corp. 3.300% due 07/15/25 ~	2,565,000	2,432,675
Alexander Funding Trust 1.841% due 11/15/23 ~	1,885,000	1,872,645
APA Infrastructure Ltd. (Australia) 4.200% due 03/23/25 ~	7,745,000	7,534,230
Constellation Energy Generation LLC 5.600% due 03/01/28	1,850,000	1,838,870
DTE Energy Co. 4.220% due 11/01/24	3,560,000	3,494,926
Enel Finance International NV (Italy) 1.375% due 07/12/26 ~	4,580,000	4,046,971
2.650% due 09/10/24 ~	5,970,000	5,777,462
6.800% due 10/14/25 ~	500,000	506,006
Israel Electric Corp. Ltd. (Israel) 5.000% due 11/12/24 ~	3,600,000	3,555,090
NextEra Energy Capital Holdings, Inc. 1.875% due 01/15/27	2,360,000	2,091,219
4.450% due 06/20/25	3,195,000	3,117,579
5.749% due 09/01/25	2,045,000	2,039,925
6.051% due 03/01/25	1,520,000	1,522,843
NiSource, Inc. 5.250% due 03/30/28	535,000	524,677
NRG Energy, Inc. 3.750% due 06/15/24 ~	2,225,000	2,179,461
Pacific Gas & Electric Co. 3.500% due 06/15/25	3,760,000	3,574,984
Sempra 3.300% due 04/01/25	2,450,000	2,356,057
5.400% due 08/01/26	2,025,000	2,004,569
Southern California Gas Co. 2.950% due 04/15/27	1,395,000	1,280,625
Tenaga Nasional Bhd (Malaysia) 7.500% due 11/01/25 ~	1,200,000	1,236,414
Vistra Operations Co. LLC
3.550% due 07/15/24 ~	14,955,000	14,588,550
5.125% due 05/13/25 ~	3,885,000	3,789,069

		71,364,847

Total Corporate Bonds & Notes (Cost $982,849,642)		956,773,114

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 13.8%
Collateralized Mortgage Obligations - Commercial - 4.0%
BAMLL Commercial Mortgage Securities Trust
3.218% due 04/14/33 ~	$2,030,000	$1,894,112
3.490% due 04/14/33 ~	1,775,000	1,630,480
6.480% (SOFR + 0.897%) due 09/15/34 § ~	5,645,000	5,620,848
6.780% (SOFR + 1.197%) due 09/15/34 § ~	780,000	776,649
7.330% (SOFR + 1.747%) due 09/15/34 § ~	2,015,000	1,998,684
7.447% (SOFR + 2.114%) due 09/15/38 § ~	1,570,000	1,346,355
Bank
2.056% due 11/15/62	144,100	141,951
2.263% due 08/15/61	287,816	269,426
BCP Trust 6.246% (SOFR + 0.913%) due 06/15/38 § ~	1,045,000	927,941
Benchmark Mortgage Trust 6.035% due 07/15/56	1,028,873	1,023,152
BFLD Trust 7.286% (SOFR + 1.954%) due 10/15/34 § ~	4,575,000	4,497,884
BPR Trust 6.597% (SOFR + 1.264%) due 09/15/38 § ~	1,585,000	1,497,747
BSREP Commercial Mortgage Trust 7.347% (SOFR + 2.014%) due 08/15/38 § ~	663,394	535,175
BX Commercial Mortgage Trust
6.527% (SOFR + 1.194%) due 10/15/36 § ~	1,249,500	1,242,149
6.726% (SOFR + 1.394%) due 06/15/36 § ~	935,000	891,936
8.473% (SOFR + 3.141%) due 06/15/27 § ~	1,815,000	1,818,269
BX Trust 5.391% due 02/15/28 ~	2,950,000	2,752,434
CGDB Commercial Mortgage Trust 7.097% (SOFR + 1.764%) due 11/15/36 § ~	1,221,522	1,169,275
Cold Storage Trust 6.747% (SOFR + 1.414%) due 11/15/37 § ~	1,484,316	1,468,938
COMM Mortgage Trust
3.759% due 08/10/48	260,000	248,339
4.343% due 10/10/29 § ~	1,893,000	1,638,293
Commercial Mortgage Trust
3.838% due 09/10/47	2,825,000	2,740,262
3.926% due 03/10/48 §	845,000	772,009
4.080% due 08/10/47	2,055,000	1,977,007
4.203% due 03/10/48 §	1,770,000	1,563,317
4.745% due 02/10/47 §	1,715,000	1,626,025
4.853% due 08/10/47 § ~	710,000	609,478
Credit Suisse Mortgage Capital Certificates
6.810% (SOFR + 1.477%) due 05/15/36 § ~	2,134,689	2,121,844
6.980% (SOFR + 1.647%) due 05/15/36 § ~	1,571,091	1,561,284
CSAIL Commercial Mortgage Trust
2.360% due 06/15/52	249,139	244,005
Extended Stay America Trust
6.526% (SOFR + 1.194%) due 07/15/38 § ~	731,875	726,371
7.146% (SOFR + 1.814%) due 07/15/38 § ~	1,634,839	1,612,786

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Fontainebleau Miami Beach Trust
3.144% due 12/10/36 ~	$3,595,000	$3,436,009
3.447% due 12/10/36 ~	1,715,000	1,639,766
Great Wolf Trust 7.079% (SOFR + 1.747%) due 12/15/36 § ~	1,055,000	1,043,163
GS Mortgage Securities Corp. Trust 7.047% (SOFR + 1.714%) due 05/15/26 § ~	1,440,000	1,217,428
GS Mortgage Securities Trust 3.433% due 05/10/50	1,825,000	1,658,548
JP Morgan Chase Commercial Mortgage Securities Trust
7.217% (SOFR + 1.884%) due 10/15/33 § ~	2,345,000	2,104,745
7.547% (SOFR + 1.964%) due 09/15/29 § ~	1,025,000	815,044
7.617% (SOFR + 2.284%) due 10/15/33 § ~	1,890,000	1,558,644
JPMBB Commercial Mortgage Securities Trust 3.934% due 09/15/47	2,420,000	2,356,307
KIND Trust 7.196% (SOFR + 1.864%) due 08/15/38 § ~	2,050,183	1,942,464
LSTAR Commercial Mortgage Trust 2.809% due 03/10/49 ~	1,260,000	1,165,735
Morgan Stanley Capital I Trust 7.247% (SOFR + 1.914%) due 12/15/36 § ~	775,000	306,125
ONE Mortgage Trust
6.396% (SOFR + 1.064%) due 03/15/36 § ~	2,945,000	2,757,652
6.546% (SOFR + 1.214%) due 03/15/36 § ~	1,580,000	1,456,742
RLGH Trust 6.247% (SOFR + 0.914%) due 04/15/36 § ~	1,370,000	1,334,054
WFRBS Commercial Mortgage Trust 4.045% due 03/15/47	1,465,000	1,456,369
WSTN Trust 7.263% due 07/05/37 § ~	3,080,000	3,070,055

		78,263,275

Collateralized Mortgage Obligations - Residential - 4.5%
Angel Oak Mortgage Trust
0.909% due 01/25/66 § ~	1,074,857	882,116
0.985% due 04/25/66 § ~	929,648	755,219
1.068% due 05/25/66 § ~	699,503	575,197
1.579% due 05/25/65 § ~	270,606	248,759
2.041% due 05/25/65 § ~	372,934	344,624
2.872% due 04/25/65 § ~	187,283	174,594
4.300% due 07/25/67 § ~	6,381,709	5,903,034
4.800% due 09/26/67 § ~	5,687,224	5,435,103
Bayview MSR Opportunity Master Fund Trust (Cayman) 2.500% due 06/25/51 § ~	1,583,490	1,341,133
BINOM Securitization Trust 2.625% due 06/25/56 § ~	608,397	506,941
BRAVO Residential Funding Trust 1.699% due 04/25/60 § ~	980,301	857,478
CIM Trust 2.500% due 04/25/50 § ~	1,256,900	965,671
4.500% due 03/25/62 § ~	2,620,317	2,449,218
COLT Mortgage Loan Trust
1.167% due 06/25/66 § ~	943,679	744,964
1.506% due 04/27/65 § ~	118,485	110,608
6.503% due 04/25/68 § ~	647,615	642,925
Connecticut Avenue Securities Trust
6.315% (SOFR + 1.000%) due 12/25/41 § ~	807,319	802,927

	Principal Amount	Value
7.615% (SOFR + 2.300%) due 05/25/43 § ~	$4,584,302	$4,646,308
Deephaven Residential Mortgage Trust
0.899% due 04/25/66 § ~	374,838	321,558
0.973% due 05/25/65 § ~	207,282	189,317
1.260% due 04/25/66 § ~	410,296	351,635
Eagle RE Ltd. (Bermuda) 6.865% (SOFR + 1.550%) due 04/25/34 § ~	212,984	213,000
Ellington Financial Mortgage Trust
0.797% due 02/25/66 § ~	230,482	189,596
0.931% due 06/25/66 § ~	564,431	442,278
1.106% due 02/25/66 § ~	197,978	161,623
1.291% due 06/25/66 § ~	543,853	422,643
1.550% due 09/25/66 § ~	534,182	402,409
3.046% due 11/25/59 § ~	193,589	176,498
Fannie Mae 3.000% due 11/25/47	1,760,424	1,575,557
Fannie Mae Connecticut Avenue Securities 6.629% (SOFR + 1.314%) due 01/25/30 §	20,631	20,633
Flagstar Mortgage Trust
4.000% due 09/25/48 § ~	178,503	170,070
6.000% (SOFR + 0.964%) due 03/25/50 § ~	379,094	352,027
Freddie Mac
6.615% (SOFR + 1.300%) due 02/25/42 § ~	3,456,856	3,449,761
8.265% (SOFR + 2.950%) due 06/25/42 § ~	1,039,803	1,067,063
Freddie Mac STACR Trust
6.965% (SOFR + 1.650%) due 01/25/34 § ~	617,030	616,798
7.000% due 09/15/30	76,682	77,611
7.115% (SOFR + 1.800%) due 11/25/41 § ~	1,160,000	1,134,703
7.279% (SOFR + 1.964%) due 02/25/50 § ~	989,084	991,177
Freddie Mac Structured Agency Credit Risk Debt Notes 3.867% due 05/25/47 § ~	157,477	147,877
Galton Funding Mortgage Trust
2.832% due 01/25/60 § ~	1,085,000	789,284
3.339% due 10/25/59 § ~	680,000	621,166
3.500% due 11/25/57 § ~	185,452	162,286
4.000% due 02/25/59 § ~	89,130	81,670
4.500% due 02/25/59 § ~	121,946	114,418
GS Mortgage-Backed Securities Trust
2.500% due 06/25/52 § ~	3,087,162	2,589,310
3.928% due 07/25/44 § ~	15,567	15,489
Imperial Fund Mortgage Trust
1.516% due 09/25/56 § ~	881,702	666,859
4.767% due 06/25/67 § ~	1,416,332	1,345,764
JP Morgan Mortgage Trust
3.000% due 10/25/50 § ~	416,127	345,301
3.500% due 08/25/50 § ~	275,185	236,067
MFA Trust
0.852% due 01/25/56 § ~	441,844	395,820
7.177% due 10/25/58 § ~	1,715,000	1,727,375
New Residential Mortgage Loan Trust 2.500% due 06/25/51 § ~	1,050,630	894,545
2.500% due 09/25/51 § ~	2,794,470	2,334,982
NLT Trust 1.520% due 08/25/56 § ~	761,092	608,395
OBX Trust
3.000% due 01/25/60 § ~	496,854	416,486
3.000% due 05/25/60 § ~	1,005,942	826,536
3.500% due 12/25/49 § ~	152,542	131,235
3.500% due 02/25/60 § ~	560,503	483,568
5.542% (SOFR + 1.314%) due 06/25/59 § ~	109,526	104,260

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
6.184% (SOFR + 0.864%) due 02/25/60 § ~	$306,331	$276,121
6.334% (SOFR + 1.014%) due 10/25/59 § ~	91,341	89,161
6.384% (SOFR + 1.064%) due 02/25/60 § ~	500,912	455,163
Oceanview Mortgage Trust 2.500% due 12/25/51 § ~	1,450,370	1,220,163
PSMC Trust 2.500% due 05/25/51 § ~	1,157,553	992,913
Sequoia Mortgage Trust
4.000% due 06/25/48 § ~	230,288	208,348
4.000% due 08/25/48 § ~	57,710	55,895
4.500% due 08/25/48 § ~	14,246	13,855
SG Residential Mortgage Trust
1.381% due 05/25/65 § ~	344,457	300,452
3.166% due 03/27/62 § ~	1,901,429	1,646,289
Starwood Mortgage Residential Trust
0.943% due 05/25/65 § ~	783,744	692,295
1.162% due 08/25/56 § ~	2,112,616	1,741,913
2.408% due 02/25/50 § ~	621,384	576,160
2.916% due 09/27/49 § ~	665,197	630,392
Towd Point Mortgage Trust
3.250% due 07/25/58 § ~	652,489	627,596
3.750% due 03/25/58 § ~	776,330	725,949
3.750% due 05/25/58 § ~	1,408,982	1,335,890
3.750% due 09/25/62 ~	2,668,335	2,413,247
TRK Trust 1.409% due 07/25/56 § ~	391,153	330,632
UWM Mortgage Trust 2.500% due 09/25/51 § ~	518,853	437,855
Verus Securitization Trust
0.918% due 02/25/64 § ~	651,814	556,031
1.031% due 02/25/66 § ~	603,254	505,565
1.046% due 06/25/66 § ~	4,299,960	3,585,096
1.052% due 01/25/66 § ~	461,555	385,463
1.155% due 01/25/66 § ~	274,819	228,618
1.373% due 09/25/66 § ~	727,602	575,730
1.829% due 10/25/66 § ~	2,764,025	2,315,765
1.977% due 03/25/60 § ~	34,485	33,811
2.226% due 05/25/60 § ~	301,102	294,405
3.288% due 01/25/67 § ~	3,011,717	2,540,315
3.913% due 07/25/59 § ~	277,438	268,259
4.117% due 07/25/59 § ~	370,156	357,919
6.438% due 03/25/68 § ~	1,680,804	1,667,121
6.939% due 09/25/68 § ~	1,360,000	1,359,979
Vista Point Securitization Trust 2.496% due 04/25/65 § ~	201,801	181,531
Wells Fargo Mortgage-Backed Securities Trust
2.500% due 12/25/50 § ~	2,142,804	1,835,167
2.500% due 09/25/51 § ~	1,631,412	1,377,962

		87,590,495

Fannie Mae - 3.0%
due 10/01/53 #	8,920,000	8,627,011
2.000% due 10/01/50	652,783	501,078
2.500% due 11/01/51 - 01/01/52	3,306,893	2,643,395
3.000% due 09/01/28 - 06/01/52	8,963,999	7,718,975
3.500% due 01/01/44 - 01/01/52	1,465,617	1,282,989
3.963% (RFUCC + 1.502%) due 02/01/33 §	14,818	14,542
4.000% due 03/01/41 - 09/01/52	5,761,640	5,140,811
4.230% (RFUCC + 1.605%) due 04/01/33 §	16,672	16,355
4.399% (UST + 2.215%) due 02/01/33 §	33,896	33,100
4.500% due 05/01/41 - 08/01/52	12,380,270	11,443,024
5.000% due 07/01/24 - 10/01/52	3,472,201	3,317,415
5.097% (UST + 2.258%) due 06/01/35 §	63,105	61,996

	Principal Amount	Value
5.500% due 01/01/36 - 02/01/49	$2,461,177	$2,457,042
5.835% (UST + 2.268%) due 06/01/33 §	187,444	190,609
6.000% due 03/01/37 - 08/01/53	14,397,394	14,335,682
6.500% due 05/01/33	214,450	217,272
6.594% (RFUCC + 1.546%) due 01/01/35 §	1,983	2,010
7.000% due 06/01/33	119,351	120,609

		58,123,915

Freddie Mac - 0.9%
1.500% due 02/01/36	2,434,682	2,043,849
2.500% due 01/01/52 - 04/01/52	4,563,176	3,657,194
3.000% due 06/01/52	892,247	739,060
3.500% due 02/01/52	2,584,177	2,235,405
4.000% due 12/01/49 - 09/01/52	1,170,649	1,046,536
4.076% (UST + 1.951%) due 02/01/35 §	52,577	51,209
4.269% (UST + 2.179%) due 09/01/35 §	84,719	84,802
4.500% due 09/01/37 - 05/01/50	3,047,435	2,918,509
4.883% (UST + 2.250%) due 08/01/35 §	137,905	139,634
5.000% due 12/01/41 - 03/01/50	1,951,939	1,876,535
5.500% due 07/01/38 - 06/01/41	244,557	244,159
6.000% due 02/01/53	1,334,987	1,331,123
7.000% due 03/01/39	152,691	157,977
7.500% due 06/01/38	130,956	134,027

		16,660,019

Government National Mortgage Association - 1.4%
due 10/20/53 #	7,990,000	7,737,734
2.625% (UST + 1.500%) due 09/20/34 §	253,152	246,085
3.000% due 09/20/47	2,320,248	1,993,974
3.500% due 07/20/52	6,781,883	5,945,826
3.625% (UST + 1.500%) due 01/20/35 §	403,480	395,805
4.000% due 10/20/50 - 10/20/52	2,912,374	2,632,152
4.500% due 08/20/47 - 10/20/52	7,199,774	6,659,499
5.000% due 12/20/34 - 05/20/48	1,258,979	1,219,971
5.500% due 09/15/45 - 02/20/49	1,123,298	1,116,122
6.000% due 07/15/36	155,754	159,680

		28,106,848

Total Mortgage-Backed Securities (Cost $289,197,747)		268,744,552

ASSET-BACKED SECURITIES - 14.9%
Auto Floor Plan Other - 0.2%
Ford Credit Floorplan Master Owner Trust A
5.750% due 05/15/28 ~	1,485,000	1,454,921
6.620% due 05/15/28 ~	1,765,000	1,728,541
		3,183,462
Automobile Other - 4.7%
AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26	1,665,000	1,558,058
0.970% due 02/18/26	118,884	118,503
1.060% due 08/18/26	980,000	932,931
1.210% due 12/18/26	1,030,000	944,631
1.290% due 06/18/27	2,095,000	1,893,649
1.590% due 10/20/25	770,993	760,886
1.800% due 12/18/25	1,175,000	1,137,888
2.770% due 04/19/27	4,310,000	4,095,411
4.810% due 04/18/28	4,195,000	4,099,234
5.800% due 12/18/28	1,150,000	1,136,026

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC 4.950% due 03/20/25 ~	$745,000	$741,062
CarMax Auto Owner Trust
1.090% due 03/16/26	2,730,000	2,617,761
5.470% due 02/15/29	555,000	548,438
5.570% due 11/15/28	2,495,000	2,433,556
5.610% due 02/15/29	1,695,000	1,669,592
6.440% due 12/16/30	1,160,000	1,144,618
6.550% due 10/15/29	1,625,000	1,588,153
Exeter Automobile Receivables Trust
2.560% due 06/15/28	405,000	391,422
3.850% due 07/17/28	2,130,000	2,069,615
5.980% due 12/15/28	945,000	927,373
6.510% due 12/15/27	2,940,000	2,937,587
6.690% due 06/15/29	245,000	243,799
Ford Credit Auto Lease Trust
4.180% due 10/15/25	3,385,000	3,302,660
5.540% due 12/15/26	1,060,000	1,036,102
6.200% due 02/15/27	755,000	755,099
6.430% due 04/15/27	1,425,000	1,423,670
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~	1,470,000	1,335,523
2.290% due 08/15/31 ~	2,390,000	2,264,331
5.070% due 01/15/29	3,820,000	3,724,022
GM Financial Automobile Leasing Trust
5.130% due 08/20/26	2,425,000	2,379,988
5.760% due 01/20/27	2,920,000	2,875,556
GM Financial Consumer Automobile Receivables Trust
1.050% due 05/18/26	1,005,000	959,868
5.030% due 09/18/28	520,000	508,498
5.210% due 12/18/28	1,090,000	1,070,877
GMF Floorplan Owner Revolving Trust 5.730% due 06/15/28 ~	5,330,000	5,289,261
Hyundai Auto Receivables Trust 1.600% due 12/15/26	1,360,000	1,310,462
Santander Bank Auto Credit-Linked Notes
5.916% due 08/16/32 ~	448,515	446,011
6.451% due 12/15/32 ~	1,681,351	1,677,044
6.493% due 06/15/33 ~	1,800,204	1,798,966
6.736% due 06/15/33 ~	960,665	958,750
Santander Bank NA - SBCLN 1.833% due 12/15/31 ~	154,974	151,083
Santander Consumer Auto Receivables Trust 1.290% due 04/15/26 ~	1,810,000	1,785,281
Santander Drive Auto Receivables Trust
3.760% due 07/16/29	3,340,000	3,187,957
4.740% due 10/16/28	1,330,000	1,293,341
5.090% due 05/15/30	905,000	884,117
5.240% due 05/15/28	3,500,000	3,442,511
Santander Retail Auto Lease Trust
0.830% due 03/20/26 ~	4,240,000	4,114,889
1.110% due 03/20/26 ~	1,290,000	1,243,026
3.850% due 03/22/27 ~	990,000	959,275
SFS Auto Receivables Securitization Trust 5.710% due 01/22/30 ~	1,895,000	1,864,401
World Omni Auto Receivables Trust
1.640% due 08/17/26	825,000	806,118
2.550% due 09/15/28	1,105,000	1,016,152
World Omni Select Auto Trust
0.840% due 06/15/26	730,424	722,465
1.250% due 10/15/26	1,375,000	1,332,164
1.440% due 11/15/27	540,000	489,570
5.870% due 08/15/28	1,200,000	1,196,092

		91,595,323

Automobile Sequential - 1.1%
ARI Fleet Lease Trust 5.410% due 02/17/32 ~	4,110,000	4,075,722

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC
2.330% due 08/20/26 ~	$930,000	$872,217
3.350% due 09/22/25 ~	1,355,000	1,325,538
Enterprise Fleet Financing LLC 5.560% due 04/22/30 ~	5,770,000	5,728,814
Exeter Automobile Receivables Trust 5.700% due 08/17/26	305,000	304,328
Ford Credit Auto Owner Trust 5.220% due 03/15/30	2,225,000	2,170,735
GM Financial Consumer Automobile Receivables Trust 1.490% due 12/16/24	331	331
Hyundai Auto Receivables Trust 1.410% due 11/15/24	33,232	33,170
Navistar Financial Dealer Note Master Owner Trust II 6.180% due 08/25/28 ~	1,540,000	1,537,325
Nissan Auto Receivables Owner Trust 1.380% due 12/16/24	36,813	36,702
Santander Bank Auto Credit-Linked Notes 6.024% due 12/15/32 ~	400,736	397,997
Santander Drive Auto Receivables Trust 6.180% due 02/16/27	4,480,000	4,484,853
Volkswagen Auto Loan Enhanced Trust 1.260% due 08/20/26	1,045,000	1,035,727

		22,003,459

Other Asset-Backed Securities - 8.9%
Amur Equipment Finance Receivables X LLC 1.640% due 10/20/27 ~	492,801	474,008
Amur Equipment Finance Receivables XII LLC 6.090% due 12/20/29 ~	3,620,000	3,624,765
Ballyrock CLO 15 Ltd. (Cayman) 6.630% (SOFR + 1.322%) due 04/15/34 § ~	1,215,000	1,208,972
Blackbird Capital Aircraft Lease Securitization Ltd. 2.487% due 12/16/41 § ~	438,058	422,353
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	250,010	235,076
CBAM Ltd. (Cayman) 6.850% (SOFR + 1.542%) due 02/12/30 § ~	4,817,270	4,820,657
Cedar Funding XIV CLO Ltd. (Cayman) 6.670% (SOFR + 1.362%) due 07/15/33 § ~	2,230,000	2,223,292
CIFC Funding Ltd. (Cayman)
6.620% (SOFR + 1.312%) due 07/15/33 § ~	4,185,000	4,173,420
6.657% (SOFR + 1.312%) due 04/24/30 § ~	3,611,125	3,610,687
Dell Equipment Finance Trust 5.650% due 01/22/29 ~	3,485,000	3,484,286
DLLAA LLC 5.640% due 02/22/28 ~	2,165,000	2,164,393
Driven Brands Funding LLC 4.739% due 04/20/48 ~	985,400	951,826
Dryden 77 CLO Ltd. (Cayman) 6.761% (SOFR + 1.382%) due 05/20/34 § ~	4,680,000	4,648,542
Dryden 86 CLO Ltd. (Cayman) 6.670% (SOFR + 1.362%) due 07/17/34 § ~	5,775,000	5,717,852
Elara HGV Timeshare Issuer LLC
2.610% due 01/25/34 ~	1,272,292	1,196,734
2.690% due 03/25/30 ~	180,876	173,927
due 02/25/38 # ~	1,545,000	1,546,394
due 02/25/38 # ~	1,330,000	1,331,331

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Finance of America HECM Buyout 4.000% due 08/01/32 § ~	$1,678,246	$1,629,308
FirstKey Homes Trust
1.339% due 08/17/37 ~	2,937,526	2,689,648
1.567% due 10/19/37 ~	843,000	766,011
1.968% due 10/19/37 ~	5,395,000	4,903,653
2.241% due 08/17/37 ~	3,355,000	3,072,540
GoldenTree Loan Management U.S. CLO 1 Ltd. (Cayman) 6.718% (SOFR + 1.392%) due 10/20/34 § ~	4,870,000	4,844,727
Hardee’s Funding LLC 4.959% due 06/20/48 ~	3,785,750	3,579,206
Hilton Grand Vacations Trust
2.660% due 12/26/28 ~	132,301	131,797
2.740% due 02/25/39 ~	581,089	544,740
2.960% due 12/26/28 ~	36,877	36,702
3.610% due 06/20/34 ~	756,532	715,085
6.110% due 01/25/38 ~	3,343,540	3,334,369
6.940% due 01/25/38 ~	625,097	623,913
HPEFS Equipment Trust
1.290% due 03/20/29 ~	1,710,000	1,637,593
5.910% due 04/20/28 ~	1,495,000	1,496,421
6.130% due 08/20/29 ~	3,555,000	3,536,788
6.480% due 01/21/31 ~	635,000	636,208
6.970% due 07/21/31 ~	630,000	631,844
KKR CLO 29 Ltd. (Cayman) 6.770% (SOFR + 1.462%) due 01/15/32 § ~	2,500,000	2,501,798
Madison Park Funding XXIII Ltd. (Cayman) 6.589% (SOFR + 1.232%) due 07/27/31 § ~	2,550,715	2,540,929
7.169% (SOFR + 1.812%) due 07/27/31 § ~	3,290,000	3,278,825
Madison Park Funding XXXIII Ltd. (Cayman) 6.598% (SOFR + 1.290%) due 10/15/32 § ~	3,565,000	3,540,968
Madison Park Funding XXXV Ltd. (Cayman)
6.578% (SOFR + 1.252%) due 04/20/32 § ~	5,565,000	5,548,600
Magnetite XXV Ltd. (Cayman)
6.813% (SOFR + 1.462%) due 01/25/32 § ~	1,640,000	1,639,176
7.163% (SOFR + 1.812%) due 01/25/32 § ~	1,235,000	1,225,574
MMAF Equipment Finance LLC 5.610% due 07/10/28 ~	4,025,000	4,006,544
MVW LLC
2.230% due 05/20/39 ~	287,403	256,983
2.730% due 10/20/37 ~	247,307	230,475
MVW Owner Trust
2.420% due 12/20/34 ~	86,209	84,186
2.750% due 12/20/34 ~	29,358	28,660
2.890% due 11/20/36 ~	659,798	632,196
2.990% due 12/20/34 ~	79,219	77,111
4.930% due 10/20/40 ~	2,995,412	2,911,954
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~	443,135	392,508
1.220% due 07/15/69 ~	367,442	327,306
1.310% due 01/15/69 ~	205,854	186,449
1.690% due 05/15/69 ~	662,851	594,681
2.150% due 11/15/68 ~	3,375,055	3,079,892
2.400% due 10/15/68 ~	514,432	472,551
2.460% due 11/15/68 ~	910,494	841,737
2.640% due 05/15/68 ~	957,440	899,129
3.420% due 01/15/43 ~	1,196,230	1,150,879
Nelnet Student Loan Trust 1.320% due 04/20/62 ~	858,096	768,675

	Principal Amount	Value
Neuberger Berman Loan Advisers CLO 26 Ltd. (Cayman) 6.972% (SOFR + 1.662%) due 10/18/30 § ~	$2,155,000	$2,127,295
Neuberger Berman Loan Advisers CLO 32 Ltd. (Cayman) 6.572% (SOFR + 1.252%) due 01/20/32 § ~	3,755,000	3,747,749
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman) 6.630% (SOFR + 1.322%) due 04/16/33 § ~	1,085,000	1,080,526
OCP CLO Ltd. (Cayman)
6.708% (SOFR + 1.382%) due 07/20/29 § ~	3,430,373	3,425,204
7.120% (SOFR + 1.812%) due 07/15/30 § ~	2,710,000	2,681,835
Octane Receivables Trust
1.210% due 09/20/28 ~	765,587	740,869
4.900% due 05/22/28 ~	1,290,000	1,254,744
5.870% due 05/21/29 ~	1,023,808	1,020,274
5.880% due 06/20/31 ~	5,030,000	5,013,757
5.960% due 07/20/29 ~	940,000	928,666
6.480% due 07/20/29 ~	685,000	685,912
6.740% due 08/20/29 ~	225,000	225,508
7.580% due 09/20/29 ~	195,000	195,649
Palmer Square CLO Ltd. (Cayman) 6.706% (SOFR + 1.342%) due 11/15/31 § ~	4,505,000	4,481,307
Progress Residential Trust
1.495% due 10/17/27 ~	5,622,000	5,112,713
2.078% due 06/17/37 ~	459,432	429,897
2.937% due 10/17/36 ~	920,000	887,166
4.451% due 07/20/39 ~	1,627,634	1,538,210
Sierra Timeshare Receivables Funding LLC
1.800% due 09/20/38 ~	1,205,285	1,121,780
3.200% due 01/20/36 ~	2,316,476	2,273,283
3.510% due 07/20/37 ~	267,097	253,447
SMB Private Education Loan Trust
1.290% due 07/15/53 ~	1,170,486	1,042,058
1.310% due 07/17/51 ~	1,884,715	1,664,714
1.600% due 09/15/54 ~	3,505,558	3,109,253
6.167% (SOFR + 0.834%) due 01/15/37 § ~	1,425,388	1,409,275
6.947% (SOFR + 1.614%) due 04/15/32 § ~	378,394	378,919
Symphony CLO XXIII Ltd. (Cayman) 6.590% (SOFR + 1.282%) due 01/15/34 § ~	3,645,000	3,642,780
Symphony CLO XXVI Ltd. (Cayman) 6.668% (SOFR + 1.342%) due 04/20/33 § ~	1,110,000	1,105,230
Symphony Static CLO I Ltd. (Cayman) 7.063% (SOFR + 1.712%) due 10/25/29 § ~	2,825,000	2,766,500
TCI-Flatiron CLO Ltd. (Cayman) 7.031% (SOFR + 1.662%) due 01/29/32 § ~	2,175,000	2,143,020
Verdant Receivables LLC 6.240% due 01/13/31 ~	2,490,000	2,479,270

		173,003,664

Total Asset-Backed Securities (Cost $294,072,660)		289,785,908

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 0.2%
Federal Home Loan Banks 5.000% due 02/28/25	$4,190,000	$4,169,627

Total U.S. Government Agency Issues (Cost $4,186,019)		4,169,627

U.S. TREASURY OBLIGATIONS - 19.7%
U.S. Treasury Notes - 19.7%
due 09/30/25 #	97,510,000	97,422,393
2.750% due 05/15/25	57,850,000	55,660,287
3.875% due 04/30/25 ‡	119,250,000	116,834,721
4.000% due 12/15/25	4,265,000	4,176,868
4.250% due 05/31/25	56,385,000	55,552,441
4.500% due 11/15/25	28,750,000	28,450,146
5.000% due 08/31/25	25,045,000	24,996,084

		383,092,940

Total U.S. Treasury Obligations (Cost $388,690,438)		383,092,940

FOREIGN GOVERNMENT BONDS & NOTES - 0.7%
Korea Electric Power Corp. (South Korea) 5.375% due 07/31/26 ~	5,300,000	5,273,113
Korea Housing Finance Corp. (South Korea) 4.625% due 02/24/28 ~	3,300,000	3,187,998
Korea Hydro & Nuclear Power Co. Ltd. (South Korea)
1.250% due 04/27/26 ~	1,790,000	1,602,523
4.250% due 07/27/27 ~	1,480,000	1,420,327
5.000% due 07/18/28 ~	3,400,000	3,333,306

Total Foreign Government Bonds & Notes (Cost $15,222,743)		14,817,267

MUNICIPAL BONDS - 0.1%
Golden State Tobacco Securitization Corp. 1.711% due 06/01/24	1,505,000	1,463,159

Total Municipal Bonds (Cost $1,505,000)		1,463,159

SHORT-TERM INVESTMENTS - 6.7%
Commercial Paper - 0.5%
Jabil, Inc. 6.194% due 10/20/23 ~	5,000,000	4,981,771
Syngenta Wilmington, Inc. (Switzerland) 6.419% due 10/23/23 ~	5,085,000	5,064,535

		10,046,306

Repurchase Agreements - 6.2%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $119,906,621; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $122,254,366)	119,857,180	119,857,180

Value
Total Short-Term Investments (Cost $129,906,559)	$129,903,486

TOTAL INVESTMENTS - 105.3% (Cost $2,105,630,808)	2,048,750,053

DERIVATIVES - 0.1%	805,182

OTHER ASSETS & LIABILITIES, NET - (5.4%)	(104,538,967)

NET ASSETS - 100.0%	$1,945,016,268

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2023, open futures contracts outstanding were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes	12/23	2,384	$484,352,064	$483,262,876	($1,089,188)

Short Futures Outstanding
CBOT 5 Year U.S. Treasury Notes	12/23	306	32,469,425	32,239,969	229,456
CBOT 10 Year U.S. Treasury Notes	12/23	322	35,394,387	34,796,125	598,262
CBOT Ultra 10 Year U.S. Treasury Notes	12/23	316	36,025,562	35,253,750	771,812
CME Ultra Long Term U.S. Treasury Bond	12/23	68	8,365,590	8,070,750	294,840

					1,894,370

Total Futures Contracts					$805,182

(b)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$956,773,114	$-	$956,773,114	$-
	Mortgage-Backed Securities	268,744,552	-	268,744,552	-
	Asset-Backed Securities	289,785,908	-	289,785,908	-
	U.S. Government Agency Issues	4,169,627	-	4,169,627	-
	U.S. Treasury Obligations	383,092,940	-	383,092,940	-
	Foreign Government Bonds & Notes	14,817,267	-	14,817,267	-
	Municipal Bonds	1,463,159	-	1,463,159	-
	Short-Term Investments	129,903,486	-	129,903,486	-
	Derivatives:
	Interest Rate Contracts
	Futures	1,894,370	1,894,370	-	-

	Total Assets	2,050,644,423	1,894,370	2,048,750,053	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(1,089,188)	(1,089,188)	-	-

	Total Liabilities	(1,089,188)	(1,089,188)	-	-

	Total	$2,049,555,235	$805,182	$2,048,750,053	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 31.8%
Azerbaijan - 0.3%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC 7.230% due 03/17/26 ~	$720,000	$700,725

Brazil - 3.3%
Acu Petroleo Luxembourg SARL 7.500% due 07/13/35 ~	1,644,212	1,504,755
Aegea Finance SARL due 01/20/31 # ~	625,000	630,603
Globo Comunicacao e Participacoes SA
4.875% due 01/22/30 ~	1,275,000	1,060,216
5.500% due 01/14/32 ~	700,000	575,563
Minerva Luxembourg SA 8.875% due 09/13/33 ~	2,200,000	2,186,293
Samarco Mineracao SA 5.750% due 10/24/23 * Y ~	1,150,000	905,625
Usiminas International SARL 5.875% due 07/18/26 ~	400,000	384,666

		7,247,721

China - 0.4%
Country Garden Holdings Co. Ltd.
4.200% due 02/06/26 ~	1,300,000	91,650
6.150% due 09/17/25 ~	200,000	13,828
7.250% due 04/08/26 ~	1,775,000	117,594
Powerlong Real Estate Holdings Ltd.
4.900% due 05/13/26 ~	400,000	37,124
6.250% due 08/10/24 ~	300,000	28,500
Prosus NV 4.193% due 01/19/32 ~	725,000	578,409

		867,105

Colombia - 0.3%
Ecopetrol SA 8.875% due 01/13/33	700,000	684,296

Czech Republic - 1.3%
Energo-Pro AS 8.500% due 02/04/27 ~	2,000,000	1,961,080
Raiffeisenbank AS 7.125% due 01/19/26 ~	EUR 900,000	957,716

		2,918,796

Ghana - 1.0%
Kosmos Energy Ltd.
7.125% due 04/04/26 ~	$900,000	848,255
7.500% due 03/01/28 ~	1,125,000	1,011,178
7.750% due 05/01/27 ~	500,000	462,622

		2,322,055

Hong Kong - 0.9%
Melco Resorts Finance Ltd.
5.250% due 04/26/26 ~	350,000	325,047
5.625% due 07/17/27 ~	675,000	604,325
5.750% due 07/21/28 ~	1,100,000	964,920

		1,894,292

	Principal Amount	Value
Hungary - 0.2%
OTP Bank Nyrt 7.350% due 03/04/26 ~	EUR 450,000	$484,586

Israel - 5.3%
Bank Leumi Le-Israel BM
5.125% due 07/27/27 ~	$275,000	267,734
7.129% due 07/18/33 ~	1,650,000	1,623,207
Energian Israel Finance Ltd.
4.875% due 03/30/26 ~	525,000	489,038
5.375% due 03/30/28 ~	1,275,000	1,147,404
8.500% due 09/30/33 ~	2,450,000	2,448,163
Israel Discount Bank Ltd. 5.375% due 01/26/28 ~	2,275,000	2,216,942
Leviathan Bond Ltd.
6.125% due 06/30/25 ~	1,650,000	1,611,192
6.500% due 06/30/27 ~	2,000,000	1,902,500

		11,706,180

Kazakhstan - 2.1%
KazMunayGas National Co. JSC
5.375% due 04/24/30 ~	1,525,000	1,390,025
5.750% due 04/19/47 ~	425,000	331,398
6.375% due 10/24/48 ~	700,000	572,034
Tengizchevroil Finance Co. International Ltd. 4.000% due 08/15/26 ~	2,700,000	2,434,873

		4,728,330

Kuwait - 0.1%
MEGlobal BV 4.250% due 11/03/26 ~	200,000	190,270

Macau - 0.6%
MGM China Holdings Ltd. 5.250% due 06/18/25 ~	775,000	740,939
Studio City Finance Ltd. 6.500% due 01/15/28 ~	600,000	509,301

		1,250,240

Mexico - 4.6%
Banco Mercantil del Norte SA 5.875% due 01/24/27 ~	2,200,000	1,881,009
BBVA Bancomer SA 8.450% due 06/29/38 ~	2,550,000	2,515,216
Cemex SAB de CV 9.125% due 03/14/28 ~	2,050,000	2,136,623
Comision Federal de Electricidad 5.000% due 09/29/36 ~	1,129,600	960,160
Petroleos Mexicanos
6.490% due 01/23/27	1,400,000	1,243,362
6.750% due 09/21/47	500,000	296,773
7.690% due 01/23/50	1,675,000	1,077,546

		10,110,689

Multi-National - 1.1%
European Bank for Reconstruction & Development 6.300% due 10/26/27	INR 126,000,000	1,463,676
Inter-American Development Bank
5.000% due 02/12/24	32,850,000	391,841
5.700% due 11/12/24	54,000,000	639,375

		2,494,892

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Nigeria - 0.5%
BOI Finance BV 7.500% due 02/16/27 ~	EUR 1,250,000	$1,123,030

Romania - 0.3%
Banca Comerciala Romana SA 7.625% due 05/19/27 ~	600,000	654,984

Saudi Arabia - 2.5%
Greensaif Pipelines Bidco SARL 6.129% due 02/23/38 ~	$2,450,000	2,394,799
Saudi Arabian Oil Co. 3.500% due 04/16/29 ~	2,500,000	2,256,993
TMS Issuer SARL 5.780% due 08/23/32 ~	1,000,000	1,003,700

		5,655,492

South Africa - 1.6%
Sasol Financing USA LLC 8.750% due 05/03/29 ~	1,625,000	1,564,015
Transnet SOC Ltd. 8.250% due 02/06/28 ~	2,100,000	2,015,727

		3,579,742

Tanzania - 0.8%
HTA Group Ltd. 7.000% due 12/18/25 ~	1,737,000	1,677,638

Ukraine - 0.1%
NPC Ukrenergo
6.875% due 11/09/28 Y ~	725,000	185,152
6.875% due 11/09/28 * Y ~	450,000	124,547

		309,699

United Arab Emirates - 2.0%
Galaxy Pipeline Assets Bidco Ltd. 2.160% due 03/31/34 ~	4,701,630	3,927,884
MAF Global Securities Ltd. 7.875% due 06/30/27 ~	525,000	528,809

		4,456,693

United Kingdom - 2.4%
HSBC Holdings PLC
5.210% due 08/11/28	675,000	650,148
6.254% due 03/09/34	2,225,000	2,176,310
Standard Chartered PLC 6.187% due 07/06/27 ~	2,425,000	2,416,396

		5,242,854

Venezuela - 0.1%
Petroleos de Venezuela SA
5.375% due 04/12/27 * Y ~	1,432,000	82,340
9.750% due 05/17/35 * Y ~	2,733,498	157,176
12.750% * Y ~	1,152,000	66,240

		305,756

Total Corporate Bonds & Notes (Cost $75,174,694)		70,606,065

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 51.3%
Argentina - 1.1%
Argentina Government International Bonds 3.625% due 07/09/25 §	$5,325,000	$1,326,753
Provincia de Buenos Aires/Government Bonds 6.375% due 09/09/37 § ~	3,600,000	1,184,921

		2,511,674

Bahamas - 1.0%
Bahamas Government
6.000% due 11/21/28 ~	2,450,000	2,040,201
9.000% due 06/16/29 ~	250,000	225,125

		2,265,326

Brazil - 5.2%
Brazil Notas do Tesouro Nacional Class F 10.000% due 01/01/27	BRL 58,900,000	11,458,525

Chile - 1.0%
Chile Government (Chile) 3.240% due 02/06/28	$2,500,000	2,297,244

Colombia - 4.1%
Colombia Government
4.500% due 03/15/29	1,700,000	1,481,238
5.200% due 05/15/49	1,250,000	823,569
7.500% due 02/02/34	1,075,000	1,018,262
Colombia TES
13.250% due 02/09/33	COP 4,200,000,000	1,112,735
6.000% due 04/28/28	23,200,000,000	4,694,034

		9,129,838

Czech Republic - 2.5%
Czech Republic Government
2.750% due 07/23/29	CZK 44,700,000	1,745,439
5.750% due 03/29/29	82,200,000	3,728,487

		5,473,926

Ecuador - 0.8%
Ecuador Government 3.500% due 07/31/35 § ~	$4,975,000	1,865,085

Egypt - 1.0%
Egypt Government
7.300% due 09/30/33 ~	1,775,000	991,361
7.903% due 02/21/48 ~	1,075,000	553,894
8.500% due 01/31/47 ~	1,075,000	576,877

		2,122,132

El Salvador - 1.3%
El Salvador Government
7.625% due 09/21/34 ~	500,000	349,687
7.625% due 02/01/41 ~	1,225,000	842,853
7.650% due 06/15/35 ~	980,000	696,356
8.625% due 02/28/29 ~	1,250,000	1,025,478

		2,914,374

Gabon - 0.6%
Gabon Government
6.625% due 02/06/31 ~	1,650,000	1,231,312

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Ghana - 1.3%
Ghana Government
7.750% due 04/07/29 * Y ~	$1,500,000	$667,958
8.125% due 03/26/32 * Y ~	850,000	376,673
8.625% due 04/07/34 * Y ~	4,300,000	1,914,145

		2,958,776

Guatemala - 0.4%
Guatemala Government 6.600% due 06/13/36 ~	875,000	841,024

Hungary - 0.7%
Magyar Export-Import Bank Zrt 6.125% due 12/04/27 ~	1,500,000	1,478,289

Indonesia - 2.6%
Indonesia Treasury
5.125% due 04/15/27	IDR 4,300,000,000	267,454
6.375% due 08/15/28	47,400,000,000	3,050,346
6.500% due 02/15/31	14,100,000,000	895,859
7.000% due 02/15/33	22,100,000,000	1,442,055

		5,655,714

Iraq - 1.8%
Iraq Government
5.800% due 01/15/28 ~	$4,373,438	4,055,742

Ivory Coast - 1.8%
Ivory Coast Government
4.875% due 01/30/32 ~	EUR 2,075,000	1,675,510
5.875% due 10/17/31 ~	586,000	513,079
6.625% due 03/22/48 ~	2,350,000	1,715,052

		3,903,641

Mexico - 7.2%
Mexican Bonos
7.500% due 06/03/27	MXN 116,900,000	6,128,907
7.750% due 11/23/34	125,800,000	6,157,577
Mexico Government
4.875% due 05/19/33	$2,450,000	2,200,245
6.350% due 02/09/35	1,525,000	1,494,633

		15,981,362

Nigeria - 0.7%
Nigeria Government
7.625% due 11/28/47 ~	400,000	267,604
7.875% due 02/16/32 ~	950,000	750,434
8.250% due 09/28/51 ~	825,000	573,519

		1,591,557

Peru - 2.8%
Peru Government
5.400% due 08/12/34	PEN 18,400,000	4,150,937
6.150% due 08/12/32	8,200,000	2,016,491

		6,167,428

Poland - 1.0%
Republic of Poland Government 5.500% due 11/16/27	$2,200,000	2,208,690

	Principal Amount	Value
Qatar - 0.3%
Qatar Government 4.500% due 04/23/28 ~	$675,000	$664,099

Romania - 3.3%
Romanian Government
3.624% due 05/26/30 ~	EUR 775,000	706,747
4.850% due 07/25/29	RON 6,700,000	1,306,505
5.000% due 02/12/29	7,900,000	1,557,231
6.375% due 09/18/33 ~	EUR 1,950,000	2,032,470
6.625% due 09/27/29 ~	1,625,000	1,769,553

		7,372,506

Saudi Arabia - 1.6%
Saudi Government
4.500% due 10/26/46 ~	$3,425,000	2,708,983
5.000% due 01/18/53 ~	1,075,000	895,275

		3,604,258

Senegal - 1.6%
Senegal Government
4.750% due 03/13/28 ~	EUR 1,475,000	1,331,843
5.375% due 06/08/37 ~	1,575,000	1,071,786
6.750% due 03/13/48 ~	$1,825,000	1,227,586

		3,631,215

South Africa - 2.5%
Republic of South Africa Government
8.000% due 01/31/30	ZAR 118,200,000	5,451,855
8.750% due 01/31/44	1,000	37
8.750% due 02/28/48	2,000	73

		5,451,965

Tunisia - 1.1%
Tunisian Republic 6.375% due 07/15/26 ~	EUR 3,775,000	2,414,843

Ukraine - 1.5%
State Agency of Roads of Ukraine 6.250% due 06/24/30 Y ~	$3,100,000	840,952
Ukraine Government
6.876% due 05/21/31 * Y ~	1,300,000	346,951
7.750% due 09/01/26 * Y ~	375,000	113,533
7.750% due 09/01/29 * Y ~	425,000	120,886
7.750% due 08/01/41 * § Y ~	4,275,000	1,976,085

		3,398,407

Venezuela - 0.3%
Venezuela Government
7.750% * Y ~	913,000	63,910
8.250% due 10/13/24 * Y ~	1,784,900	169,586
9.000% * Y ~	816,000	71,400
11.750% due 10/21/26 * Y ~	2,249,400	230,563
12.750% * Y ~	1,624,000	166,460

		701,919

Zambia - 0.2%
Zambia Government 8.500% due 04/14/24 * Y ~	950,000	523,965

Total Foreign Government Bonds & Notes (Cost $118,799,327)		113,874,836

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 13.5%
Repurchase Agreements - 13.5%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $30,017,053; collateralized by U.S. Treasury Notes: 1.375% due 11/15/31 and value $30,604,826)	30,004,676	30,004,676

Total Short-Term Investments (Cost $30,004,676)		30,004,676

TOTAL INVESTMENTS - 96.6% (Cost $223,978,697)		214,485,577

DERIVATIVES - (0.3%)		(739,061)

OTHER ASSETS & LIABILITIES, NET - 3.7%		8,176,820

NET ASSETS - 100.0%		$221,923,336

Notes to Schedule of Investments

(a)	As of September 30, 2023, investments with a total aggregate value of $9,104,147 or 4.1% of the Fund’s net assets were in default.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

(b)	As of September 30, 2023, open futures contracts outstanding were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes	12/23	162	$17,212,030	$17,068,219	($143,811)
CBOT 10 Year U.S. Treasury Notes	12/23	231	25,421,210	24,962,437	(458,773)

Total Futures Contracts					($602,584)

(c)	As of September 30, 2023, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
EUR	2,800,000	USD	2,996,040	10/23	CIT	$-	($33,251)
EUR	600,000	USD	632,359	10/23	CIT	2,328	-
EUR	800,000	USD	858,376	10/23	JPM	-	(12,128)
INR	329,800,000	USD	3,956,590	10/23	CIT	6,995	-
USD	2,482,774	BRL	12,100,000	10/23	GSC	83,465	-
USD	10,104,020	CNH	73,800,000	10/23	CIT	-	(13,882)
USD	5,601,850	CZK	127,910,000	10/23	CIT	63,349	-
USD	5,381,922	EUR	5,025,000	10/23	CIT	64,257	-
USD	18,971,738	EUR	17,672,000	10/23	JPM	278,100	-
USD	1,859,172	MXN	31,900,000	10/23	CIT	35,804	-
USD	2,248,677	PEN	8,500,000	10/23	CIT	7,490	-
USD	5,842,298	ZAR	110,850,000	10/23	CIT	-	(667)
USD	5,378,454	ZAR	101,000,000	10/23	JPM	54,688	-

Total Forward Foreign Currency Contracts						$596,476	($59,928)

(d)	As of September 30, 2023, swap agreements outstanding were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/23 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
China Development Bank	Q	1.000%	12/20/25	GSC	0.512%	$3,500,000	($37,851)	($38,131)	$280
Industrial & Commercial Bank of China Ltd.	Q	1.000%	12/20/25	GSC	0.520%	5,550,000	(60,794)	(57,363)	(3,431)
Bank of China Ltd.	Q	1.000%	12/20/25	GSC	0.523%	6,300,000	(67,251)	(64,188)	(3,063)
China Construction Bank Corp.	Q	1.000%	12/20/25	GSC	0.535%	5,550,000	(61,509)	(57,363)	(4,146)

							($227,405)	($217,045)	($10,360)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.S40	Q	5.000%	06/20/28	ICE	$16,150,000	($307,734)	($193,938)	($113,796)
iTraxx Europe Crossover S39	Q	5.000%	06/20/28	ICE	EUR 15,194,564	(830,018)	12,957	(842,975)
CDX.NA.HY.S41	Q	5.000%	12/20/28	ICE	$12,950,000	(145,883)	(110,075)	(35,808)
iTraxx Europe Crossover S40	Q	5.000%	12/20/28	ICE	EUR 8,500,000	(283,718)	(344,779)	61,061

						($1,567,353)	($635,835)	($931,518)

Credit Default Swaps on Credit Indices - Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.S40	Q	5.000%	06/20/28	ICE	$16,150,000	$ 304,117	$297,831	$6,286
iTraxx Europe Crossover S39	Q	5.000%	06/20/28	ICE	EUR 15,194,564	830,018	(12,957)	842,975

						$1,134,135	$284,874	$849,261

Total Credit Default Swaps						($660,623)	($568,006)	($92,617)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
9.836%	28 Day MXN TIIE	M/M	LCH	12/17/25	MXN 679,000,000	($359,860)	$1,714	($361,574)
10.165%	Brazil CETIP Interbank	Z/Z	LCH	01/04/27	BRL 48,780,411	(184,489)	-	(184,489)
3.862%	3 Month ILS TELBOR	A/A	LCH	12/20/28	ILS 52,000,000	(251,305)	-	(251,305)
3.721%	3 Month KRW KWCDC	Q/Q	LCH	12/20/28	KRW 15,100,000,000	(40,938)	-	(40,938)

						($836,592)	$1,714	($838,306)

Interest Rate Swaps—Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.630%	1 Day CLP CAMARA	S/S	LCH	12/20/25	CLP 33,100,000,000	$ 257,727	($171)	$257,898

Total Interest Rate Swaps						($578,865)	$1,543	($580,408)

Total Swap Agreements						($1,239,488)	($566,463)	($673,025)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

(e)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$70,606,065	$-	$70,606,065	$-
	Foreign Government Bonds & Notes	113,874,836	-	113,874,836	-
	Short-Term Investments	30,004,676	-	30,004,676	-
	Derivatives:
	Credit Contracts
	Swaps	910,602	-	910,602	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	596,476	-	596,476	-
	Interest Rate Contracts
	Swaps	257,898	-	257,898	-

	Total Asset - Derivatives	1,764,976	-	1,764,976	-

	Total Assets	216,250,553	-	216,250,553	-

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(1,003,219)	-	(1,003,219)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(59,928)	-	(59,928)	-
	Interest Rate Contracts
	Futures	(602,584)	(602,584)	-	-
	Swaps	(838,306)	-	(838,306)	-

	Total Interest Rate Contracts	(1,440,890)	(602,584)	(838,306)	-

	Total Liabilities - Derivatives	(2,504,037)	(602,584)	(1,901,453)	-

	Total Liabilities	(2,504,037)	(602,584)	(1,901,453)	-

	Total	$213,746,516	($602,584)	$214,349,100	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Dr Ing hc F Porsche AG ~	18,711	$1,755,599

Total Preferred Stocks (Cost $1,622,527)		1,755,599

COMMON STOCKS - 96.9%
Basic Materials - 3.0%
Air Products & Chemicals, Inc.	18,672	5,291,645
Linde PLC	37,245	13,868,176
Nutrien Ltd. (Canada)	56,633	3,497,654
RPM International, Inc.	29,961	2,840,602
Sherwin-Williams Co.	29,546	7,535,707

		33,033,784

Communications - 0.4%
T-Mobile U.S., Inc. *	22,600	3,165,130
Walt Disney Co. *	11,779	954,688

		4,119,818

Consumer, Cyclical - 9.3%
Costco Wholesale Corp.	12,155	6,867,089
Cummins, Inc.	19,751	4,512,314
Dollar General Corp.	24,916	2,636,113
Hilton Worldwide Holdings, Inc.	84,275	12,656,420
Home Depot, Inc.	44,993	13,595,085
Las Vegas Sands Corp.	81,054	3,715,515
Marriott International, Inc. Class A	14,697	2,888,842
McDonald’s Corp.	45,410	11,962,810
NIKE, Inc. Class B	49,399	4,723,532
Ross Stores, Inc.	120,779	13,641,988
Target Corp.	29,023	3,209,073
Tractor Supply Co.	19,058	3,869,727
Walmart, Inc.	76,911	12,300,376
Yum! Brands, Inc.	50,940	6,364,444

		102,943,328

Consumer, Non-Cyclical - 26.5%
AbbVie, Inc.	91,290	13,607,687
AstraZeneca PLC ADR (United Kingdom)	197,838	13,397,589
Automatic Data Processing, Inc.	26,219	6,307,767
Avery Dennison Corp.	48,004	8,768,891
Becton Dickinson & Co.	61,560	15,915,107
Cigna Group	20,923	5,985,443
Coca-Cola Co.	228,593	12,796,636
Colgate-Palmolive Co.	92,191	6,555,702
Constellation Brands, Inc. Class A	22,215	5,583,296
Danaher Corp.	60,323	14,966,136
Diageo PLC (United Kingdom)	128,266	4,728,923
Elevance Health, Inc.	19,368	8,433,215
Eli Lilly & Co.	31,357	16,842,785
Equifax, Inc.	21,130	3,870,593
GE HealthCare Technologies, Inc. *	85,784	5,836,743
Johnson & Johnson	51,035	7,948,701
Kenvue, Inc.	272,821	5,478,246
McKesson Corp.	38,426	16,709,546
Medtronic PLC	44,637	3,497,755
Mondelez International, Inc. Class A	228,417	15,852,140
Nestle SA	44,107	4,992,736
PepsiCo, Inc.	78,194	13,249,191
Philip Morris International, Inc.	150,194	13,904,961
S&P Global, Inc.	15,546	5,680,664
Stryker Corp.	42,122	11,510,679

	Shares	Value
Thermo Fisher Scientific, Inc.	34,326	$17,374,792
UnitedHealth Group, Inc.	48,338	24,371,536
Zoetis, Inc.	54,449	9,473,037

		293,640,497

Energy - 4.8%
EOG Resources, Inc.	86,212	10,928,233
EQT Corp.	171,893	6,975,418
Exxon Mobil Corp.	135,406	15,921,038
Schlumberger NV	217,698	12,691,793
TotalEnergies SE (France)	41,002	2,695,854
Williams Cos., Inc.	127,232	4,286,446

		53,498,782

Financial - 17.1%
American Express Co.	53,486	7,979,576
American Tower Corp. REIT	55,538	9,133,224
Aon PLC Class A	33,481	10,855,210
Bank of America Corp.	387,111	10,599,099
Charles Schwab Corp.	175,883	9,655,977
Chubb Ltd.	99,236	20,658,950
Equity Residential REIT	195,273	11,464,478
Goldman Sachs Group, Inc.	15,979	5,170,325
Hartford Financial Services Group, Inc.	87,769	6,223,700
JPMorgan Chase & Co.	142,141	20,613,288
Marsh & McLennan Cos., Inc.	105,299	20,038,400
Morgan Stanley	137,724	11,247,919
Progressive Corp.	53,686	7,478,460
Rexford Industrial Realty, Inc. REIT	114,992	5,674,855
Visa, Inc. Class A	100,685	23,158,557
Wells Fargo & Co.	231,153	9,444,911

		189,396,929

Industrial - 13.8%
Agilent Technologies, Inc.	81,741	9,140,279
Amphenol Corp. Class A	125,825	10,568,042
Ball Corp.	69,084	3,439,001
General Electric Co.	169,567	18,745,632
Honeywell International, Inc.	81,197	15,000,334
Howmet Aerospace, Inc.	174,444	8,068,035
Illinois Tool Works, Inc.	24,750	5,700,172
JB Hunt Transport Services, Inc.	33,994	6,408,549
Northrop Grumman Corp.	26,005	11,447,141
Old Dominion Freight Line, Inc.	18,162	7,430,801
Otis Worldwide Corp.	67,494	5,420,443
Schneider Electric SE	34,483	5,682,525
Stanley Black & Decker, Inc.	66,898	5,591,335
TE Connectivity Ltd.	70,095	8,658,835
Trane Technologies PLC	32,624	6,619,736
Union Pacific Corp.	68,070	13,861,094
Waste Connections, Inc.	85,492	11,481,575

		153,263,529

Technology - 19.2%
Accenture PLC Class A	66,798	20,514,334
Apple, Inc.	283,923	48,610,457
Applied Materials, Inc.	81,554	11,291,151
Broadridge Financial Solutions, Inc.	69,774	12,493,035
KLA Corp.	25,656	11,767,381
Microchip Technology, Inc.	116,213	9,070,425
Microsoft Corp.	207,592	65,547,174
QUALCOMM, Inc.	35,515	3,944,296
Roper Technologies, Inc.	36,370	17,613,263
Texas Instruments, Inc.	72,774	11,571,794

		212,423,310

Utilities - 2.8%
Ameren Corp.	118,022	8,831,586
Atmos Energy Corp.	49,888	5,284,636

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
CMS Energy Corp.	137,377	$7,296,092
NextEra Energy, Inc.	77,921	4,464,094
WEC Energy Group, Inc.	65,752	5,296,324

		31,172,732

Total Common Stocks (Cost $814,109,520)		1,073,492,709

	Principal Amount
SHORT-TERM INVESTMENTS - 2.8%
Repurchase Agreements - 2.8%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $30,573,891; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $31,172,558)	$30,561,285	30,561,285

Total Short-Term Investments (Cost $30,561,285)		30,561,285

TOTAL INVESTMENTS - 99.8% (Cost $846,293,332)		1,105,809,593

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,256,708

NET ASSETS - 100.0%		$1,108,066,301

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$1,755,599	$-	$1,755,599	$-
	Common Stocks
	Basic Materials	33,033,784	33,033,784	-	-
	Communications	4,119,818	4,119,818	-	-
	Consumer, Cyclical	102,943,328	102,943,328	-	-
	Consumer, Non-Cyclical	293,640,497	283,918,838	9,721,659	-
	Energy	53,498,782	50,802,928	2,695,854	-
	Financial	189,396,929	189,396,929	-	-
	Industrial	153,263,529	147,581,004	5,682,525	-
	Technology	212,423,310	212,423,310	-	-
	Utilities	31,172,732	31,172,732	-	-

	Total Common Stocks	1,073,492,709	1,055,392,671	18,100,038	-

	Short-Term Investments	30,561,285	-	30,561,285	-

	Total	$1,105,809,593	$1,055,392,671	$50,416,922	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Basic Materials - 2.0%
Air Products & Chemicals, Inc.	25,212	$7,145,081
Albemarle Corp.	13,583	2,309,653
Celanese Corp.	10,995	1,380,092
CF Industries Holdings, Inc.	21,289	1,825,319
Dow, Inc.	79,905	4,119,902
DuPont de Nemours, Inc.	52,575	3,921,569
Eastman Chemical Co.	12,689	973,500
Ecolab, Inc.	27,911	4,728,123
FMC Corp.	14,448	967,583
Freeport-McMoRan, Inc.	161,705	6,029,980
International Flavors & Fragrances, Inc.	29,169	1,988,451
International Paper Co.	38,497	1,365,489
Linde PLC	55,123	20,525,049
LyondellBasell Industries NV Class A	28,992	2,745,542
Mosaic Co.	38,002	1,352,871
Newmont Corp.	91,689	3,387,909
Nucor Corp.	28,474	4,451,910
PPG Industries, Inc.	26,246	3,406,731
Sherwin-Williams Co.	26,727	6,816,721
Steel Dynamics, Inc.	17,533	1,879,888

		81,321,363

Communications - 13.6%
Airbnb, Inc. Class A *	48,165	6,608,720
Alphabet, Inc. Class A *	670,245	87,708,261
Alphabet, Inc. Class C *	570,140	75,172,959
Amazon.com, Inc. *	1,025,715	130,388,891
Arista Networks, Inc. *	27,867	5,125,577
AT&T, Inc.	809,721	12,162,009
Booking Holdings, Inc. *	4,032	12,434,486
CDW Corp.	15,320	3,090,963
Charter Communications, Inc. Class A *	11,485	5,051,333
Cisco Systems, Inc.	460,355	24,748,685
Comcast Corp. Class A	464,945	20,615,661
Corning, Inc.	87,934	2,679,349
eBay, Inc.	60,051	2,647,648
Etsy, Inc. *	14,276	921,944
Expedia Group, Inc. *	15,963	1,645,306
F5, Inc. *	7,043	1,134,909
FactSet Research Systems, Inc.	4,457	1,948,868
Fox Corp. Class A	30,451	950,071
Fox Corp. Class B	14,368	414,948
Gen Digital, Inc.	65,904	1,165,183
Interpublic Group of Cos., Inc.	45,604	1,307,011
Juniper Networks, Inc.	36,259	1,007,637
Match Group, Inc. *	30,383	1,190,254
Meta Platforms, Inc. Class A *	250,732	75,272,254
Motorola Solutions, Inc.	18,887	5,141,797
Netflix, Inc. *	50,062	18,903,411
News Corp. Class A	44,294	888,538
News Corp. Class B	11,270	235,205
Omnicom Group, Inc.	22,852	1,702,017
Palo Alto Networks, Inc. *	34,529	8,094,979
Paramount Global Class B	56,064	723,225
T-Mobile U.S., Inc. *	58,477	8,189,704
VeriSign, Inc. *	10,174	2,060,540
Verizon Communications, Inc.	474,882	15,390,926
Walt Disney Co. *	206,756	16,757,574
Warner Bros Discovery, Inc. *	249,694	2,711,677

		556,192,520

Consumer, Cyclical - 9.1%
Alaska Air Group, Inc. *	13,969	517,971
American Airlines Group, Inc. *	73,874	946,326

	Shares	Value
Aptiv PLC *	31,299	$3,085,768
AutoZone, Inc. *	2,048	5,201,899
Bath & Body Works, Inc.	24,241	819,346
Best Buy Co., Inc.	22,158	1,539,316
BorgWarner, Inc.	27,071	1,092,856
Caesars Entertainment, Inc. *	25,691	1,190,778
CarMax, Inc. *	17,570	1,242,726
Carnival Corp. *	111,201	1,525,678
Chipotle Mexican Grill, Inc. *	3,135	5,742,787
Copart, Inc. *	96,284	4,148,878
Costco Wholesale Corp.	50,039	28,270,033
Cummins, Inc.	16,322	3,728,924
Darden Restaurants, Inc.	13,788	1,974,717
Delta Air Lines, Inc.	72,066	2,666,442
Dollar General Corp.	24,746	2,618,127
Dollar Tree, Inc. *	24,023	2,557,248
Domino’s Pizza, Inc.	3,903	1,478,417
DR Horton, Inc.	34,843	3,744,577
Fastenal Co.	65,940	3,602,962
Ford Motor Co.	442,311	5,493,503
General Motors Co.	156,119	5,147,243
Genuine Parts Co.	16,283	2,350,940
Hasbro, Inc.	15,081	997,457
Hilton Worldwide Holdings, Inc.	30,042	4,511,708
Home Depot, Inc.	113,576	34,318,124
Las Vegas Sands Corp.	37,334	1,711,391
Lennar Corp. Class A	28,430	3,190,699
Live Nation Entertainment, Inc. *	16,213	1,346,328
LKQ Corp.	29,051	1,438,315
Lowe’s Cos., Inc.	66,198	13,758,592
Marriott International, Inc. Class A	28,301	5,562,845
McDonald’s Corp.	82,299	21,680,849
MGM Resorts International	33,075	1,215,837
NIKE, Inc. Class B	138,333	13,227,401
Norwegian Cruise Line Holdings Ltd. *	48,659	801,900
NVR, Inc. *	338	2,015,595
O’Reilly Automotive, Inc. *	6,809	6,188,428
PACCAR, Inc.	59,253	5,037,690
Pool Corp.	4,427	1,576,455
PulteGroup, Inc.	25,006	1,851,694
Ralph Lauren Corp.	4,766	553,285
Ross Stores, Inc.	38,056	4,298,425
Royal Caribbean Cruises Ltd. *	24,428	2,250,796
Southwest Airlines Co.	67,815	1,835,752
Starbucks Corp.	129,104	11,783,322
Tapestry, Inc.	28,065	806,869
Target Corp.	52,252	5,777,504
Tesla, Inc. *	311,950	78,056,129
TJX Cos., Inc.	130,513	11,599,995
Tractor Supply Co.	12,539	2,546,044
Ulta Beauty, Inc. *	5,652	2,257,691
United Airlines Holdings, Inc. *	38,529	1,629,777
VF Corp.	36,418	643,506
Walgreens Boots Alliance, Inc.	81,786	1,818,921
Walmart, Inc.	161,230	25,785,514
Whirlpool Corp.	6,457	863,301
WW Grainger, Inc.	5,027	3,477,880
Wynn Resorts Ltd.	10,715	990,173
Yum! Brands, Inc.	31,925	3,988,709

		372,082,363

Consumer, Non-Cyclical - 19.8%
Abbott Laboratories	195,859	18,968,944
AbbVie, Inc.	199,121	29,680,976
Align Technology, Inc. *	8,087	2,469,123
Altria Group, Inc.	200,476	8,430,016
Amgen, Inc.	60,637	16,296,800
Archer-Daniels-Midland Co.	59,969	4,522,862
Automatic Data Processing, Inc.	46,813	11,262,272
Avery Dennison Corp.	9,367	1,711,070

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Baxter International, Inc.	57,089	$2,154,539
Becton Dickinson & Co.	32,308	8,352,587
Bio-Rad Laboratories, Inc. Class A *	2,240	802,928
Bio-Techne Corp.	17,632	1,200,210
Biogen, Inc. *	16,379	4,209,567
Boston Scientific Corp. *	163,109	8,612,155
Bristol-Myers Squibb Co.	236,004	13,697,672
Brown-Forman Corp. Class B	20,644	1,190,952
Bunge Ltd.	16,867	1,825,853
Campbell Soup Co.	22,767	935,268
Cardinal Health, Inc.	29,069	2,523,771
Catalent, Inc. *	21,035	957,724
Cencora, Inc.	18,691	3,363,819
Centene Corp. *	60,752	4,184,598
Charles River Laboratories International, Inc. *	5,633	1,103,955
Church & Dwight Co., Inc.	27,868	2,553,545
Cigna Group	33,307	9,528,134
Cintas Corp.	9,755	4,692,253
Clorox Co.	14,269	1,870,095
Coca-Cola Co.	441,144	24,695,241
Colgate-Palmolive Co.	93,131	6,622,545
Conagra Brands, Inc.	54,974	1,507,387
Constellation Brands, Inc. Class A	18,257	4,588,532
Cooper Cos., Inc.	5,567	1,770,362
Corteva, Inc.	80,999	4,143,909
CoStar Group, Inc. *	46,979	3,612,215
CVS Health Corp.	145,704	10,173,053
Danaher Corp.	74,193	18,407,283
DaVita, Inc. *	6,693	632,689
Dentsply Sirona, Inc.	24,679	843,035
Dexcom, Inc. *	44,330	4,135,989
Edwards Lifesciences Corp. *	68,506	4,746,096
Elevance Health, Inc.	26,516	11,545,597
Eli Lilly & Co.	90,082	48,385,745
Equifax, Inc.	14,004	2,565,253
Estee Lauder Cos., Inc. Class A	26,101	3,772,900
FleetCor Technologies, Inc. *	8,377	2,138,983
Gartner, Inc. *	9,128	3,136,472
GE HealthCare Technologies, Inc. *	40,965	2,787,259
General Mills, Inc.	66,982	4,286,178
Gilead Sciences, Inc.	140,967	10,564,067
Global Payments, Inc.	29,179	3,366,965
HCA Healthcare, Inc.	22,737	5,592,847
Henry Schein, Inc. *	14,141	1,049,969
Hershey Co.	16,549	3,311,124
Hologic, Inc. *	27,402	1,901,699
Hormel Foods Corp.	32,734	1,244,874
Humana, Inc.	13,935	6,779,656
IDEXX Laboratories, Inc. *	9,491	4,150,130
Illumina, Inc. *	18,171	2,494,515
Incyte Corp. *	21,164	1,222,644
Insulet Corp. *	7,813	1,246,095
Intuitive Surgical, Inc. *	39,715	11,608,297
IQVIA Holdings, Inc. *	20,879	4,107,943
J M Smucker Co.	11,318	1,391,095
Johnson & Johnson	272,031	42,368,828
Kellogg Co.	28,444	1,692,702
Kenvue, Inc.	196,593	3,947,587
Keurig Dr Pepper, Inc.	113,650	3,587,931
Kimberly-Clark Corp.	37,996	4,591,817
Kraft Heinz Co.	91,974	3,094,005
Kroger Co.	75,247	3,367,303
Laboratory Corp. of America Holdings	10,118	2,034,224
Lamb Weston Holdings, Inc.	16,937	1,565,995
MarketAxess Holdings, Inc.	4,303	919,293
McCormick & Co., Inc.	28,263	2,137,813
McKesson Corp.	15,370	6,683,645
Medtronic PLC	150,643	11,804,386
Merck & Co., Inc.	286,437	29,488,689
Moderna, Inc. *	36,760	3,796,940
Molina Healthcare, Inc. *	6,482	2,125,383

	Shares	Value
Molson Coors Beverage Co. Class B	20,130	$1,280,067
Mondelez International, Inc. Class A	153,990	10,686,906
Monster Beverage Corp. *	83,531	4,422,966
Moody’s Corp.	17,827	5,636,363
Organon & Co.	28,657	497,486
PayPal Holdings, Inc. *	124,044	7,251,612
PepsiCo, Inc.	155,441	26,337,923
Pfizer, Inc.	639,985	21,228,302
Philip Morris International, Inc.	175,198	16,219,831
Procter & Gamble Co.	266,302	38,842,810
Quanta Services, Inc.	16,274	3,044,377
Quest Diagnostics, Inc.	12,931	1,575,772
Regeneron Pharmaceuticals, Inc. *	12,058	9,923,252
ResMed, Inc.	16,602	2,454,938
Revvity, Inc.	13,889	1,537,512
Robert Half, Inc.	12,427	910,651
Rollins, Inc.	27,278	1,018,288
S&P Global, Inc.	36,760	13,432,472
STERIS PLC	11,184	2,453,993
Stryker Corp.	38,109	10,414,046
Sysco Corp.	57,397	3,791,072
Teleflex, Inc.	5,288	1,038,616
Thermo Fisher Scientific, Inc.	43,719	22,129,246
Tyson Foods, Inc. Class A	32,118	1,621,638
United Rentals, Inc.	7,774	3,456,087
UnitedHealth Group, Inc.	104,644	52,760,458
Universal Health Services, Inc. Class B	7,429	934,048
Verisk Analytics, Inc.	16,521	3,902,921
Vertex Pharmaceuticals, Inc. *	29,311	10,192,607
Viatris, Inc.	136,711	1,347,970
Waters Corp. *	6,649	1,823,222
West Pharmaceutical Services, Inc.	8,209	3,080,099
Zimmer Biomet Holdings, Inc.	23,807	2,671,622
Zoetis, Inc.	51,701	8,994,940

		811,750,985

Energy - 4.8%
APA Corp.	34,671	1,424,978
Baker Hughes Co.	113,343	4,003,275
Chevron Corp.	200,436	33,797,518
ConocoPhillips	135,279	16,206,424
Coterra Energy, Inc.	85,334	2,308,285
Devon Energy Corp.	73,380	3,500,226
Diamondback Energy, Inc.	20,381	3,156,609
Enphase Energy, Inc. *	15,774	1,895,246
EOG Resources, Inc.	65,860	8,348,414
EQT Corp.	41,200	1,671,896
Exxon Mobil Corp.	452,236	53,173,909
First Solar, Inc. *	11,176	1,805,930
Halliburton Co.	101,139	4,096,130
Hess Corp.	31,224	4,777,272
Kinder Morgan, Inc.	221,165	3,666,916
Marathon Oil Corp.	69,387	1,856,102
Marathon Petroleum Corp.	45,170	6,836,028
Occidental Petroleum Corp.	74,956	4,863,145
ONEOK, Inc.	65,910	4,180,671
Phillips 66	50,304	6,044,026
Pioneer Natural Resources Co.	26,305	6,038,313
Schlumberger NV	161,370	9,407,871
SolarEdge Technologies, Inc. *	6,567	850,492
Targa Resources Corp.	25,252	2,164,601
Valero Energy Corp.	39,894	5,653,379
Williams Cos., Inc.	137,238	4,623,548

		196,351,204

Financial - 13.7%
Aflac, Inc.	61,659	4,732,328
Alexandria Real Estate Equities, Inc. REIT	18,195	1,821,320
Allstate Corp.	29,061	3,237,686
American Express Co.	65,726	9,805,662

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
American International Group, Inc.	79,583	$4,822,730
American Tower Corp. REIT	52,505	8,634,447
Ameriprise Financial, Inc.	11,569	3,814,068
Aon PLC Class A	22,892	7,422,044
Arch Capital Group Ltd. *	41,552	3,312,110
Arthur J Gallagher & Co.	24,500	5,584,285
Assurant, Inc.	5,817	835,205
AvalonBay Communities, Inc. REIT	16,004	2,748,527
Bank of America Corp.	780,993	21,383,588
Bank of New York Mellon Corp.	81,940	3,494,741
Berkshire Hathaway, Inc. Class B *	206,019	72,168,456
BlackRock, Inc.	15,855	10,250,099
Blackstone, Inc.	80,180	8,590,485
Boston Properties, Inc. REIT	15,602	928,007
Brown & Brown, Inc.	26,420	1,845,173
Camden Property Trust REIT	12,249	1,158,510
Capital One Financial Corp.	43,017	4,174,800
Cboe Global Markets, Inc.	11,891	1,857,493
CBRE Group, Inc. Class A *	35,103	2,592,708
Charles Schwab Corp.	167,424	9,191,578
Chubb Ltd.	46,400	9,659,552
Cincinnati Financial Corp.	17,742	1,814,829
Citigroup, Inc.	217,545	8,947,626
Citizens Financial Group, Inc.	53,926	1,445,217
CME Group, Inc.	40,883	8,185,594
Comerica, Inc.	13,906	577,794
Crown Castle, Inc. REIT	49,114	4,519,961
Digital Realty Trust, Inc. REIT	32,250	3,902,895
Discover Financial Services	28,977	2,510,278
Equinix, Inc. REIT	10,521	7,640,981
Equity Residential REIT	39,346	2,310,004
Essex Property Trust, Inc. REIT	7,361	1,561,194
Everest Group Ltd.	4,342	1,613,791
Extra Space Storage, Inc. REIT	24,092	2,929,105
Federal Realty Investment Trust REIT	8,328	754,767
Fifth Third Bancorp	77,136	1,953,855
Franklin Resources, Inc.	31,577	776,163
Globe Life, Inc.	10,410	1,131,879
Goldman Sachs Group, Inc.	37,160	12,023,861
Hartford Financial Services Group, Inc.	35,065	2,486,459
Healthpeak Properties, Inc. REIT	61,010	1,120,144
Host Hotels & Resorts, Inc. REIT	83,118	1,335,706
Huntington Bancshares, Inc.	169,115	1,758,796
Intercontinental Exchange, Inc.	63,421	6,977,578
Invesco Ltd.	50,174	728,526
Invitation Homes, Inc. REIT	63,897	2,024,896
Iron Mountain, Inc. REIT	33,579	1,996,272
JPMorgan Chase & Co.	328,298	47,609,776
KeyCorp	103,882	1,117,770
Kimco Realty Corp. REIT	67,408	1,185,707
Loews Corp.	20,669	1,308,554
M&T Bank Corp.	18,819	2,379,663
Marsh & McLennan Cos., Inc.	55,840	10,626,352
Mastercard, Inc. Class A	93,992	37,212,373
MetLife, Inc.	70,932	4,462,332
Mid-America Apartment Communities, Inc. REIT	12,943	1,665,117
Morgan Stanley	144,133	11,771,342
Nasdaq, Inc.	38,864	1,888,402
Northern Trust Corp.	23,614	1,640,701
PNC Financial Services Group, Inc.	44,919	5,514,706
Principal Financial Group, Inc.	25,167	1,813,786
Progressive Corp.	66,624	9,280,723
Prologis, Inc. REIT	104,639	11,741,542
Prudential Financial, Inc.	41,373	3,925,884
Public Storage REIT	17,803	4,691,447
Raymond James Financial, Inc.	21,934	2,202,832
Realty Income Corp. REIT	80,071	3,998,746
Regency Centers Corp. REIT	17,121	1,017,672
Regions Financial Corp.	108,560	1,867,232
SBA Communications Corp. REIT	12,484	2,498,922
Simon Property Group, Inc. REIT	36,637	3,957,895

	Shares	Value
State Street Corp.	35,997	$2,410,359
Synchrony Financial	46,230	1,413,251
T Rowe Price Group, Inc.	25,299	2,653,106
Travelers Cos., Inc.	26,312	4,297,013
Truist Financial Corp.	150,486	4,305,404
UDR, Inc. REIT	33,910	1,209,570
U.S. Bancorp	175,889	5,814,890
Ventas, Inc. REIT	46,222	1,947,333
VICI Properties, Inc. REIT	115,942	3,373,912
Visa, Inc. Class A	181,517	41,750,725
W R Berkley Corp.	23,655	1,501,856
Wells Fargo & Co.	413,329	16,888,623
Welltower, Inc. REIT	58,600	4,800,512
Weyerhaeuser Co. REIT	81,743	2,506,240
Willis Towers Watson PLC	11,941	2,495,191
Zions Bancorp NA	17,603	614,169

		560,455,403

Industrial - 7.4%
3M Co.	62,310	5,833,462
Agilent Technologies, Inc.	33,600	3,757,152
Allegion PLC	10,056	1,047,835
Amcor PLC	162,973	1,492,833
AMETEK, Inc.	26,529	3,919,925
Amphenol Corp. Class A	67,233	5,646,900
AO Smith Corp.	14,802	978,856
Axon Enterprise, Inc. *	7,756	1,543,366
Ball Corp.	35,791	1,781,676
Boeing Co. *	64,377	12,339,783
Carrier Global Corp.	93,602	5,166,830
Caterpillar, Inc.	57,630	15,732,990
CH Robinson Worldwide, Inc.	13,856	1,193,417
CSX Corp.	226,653	6,969,580
Deere & Co.	30,674	11,575,754
Dover Corp.	16,269	2,269,688
Eaton Corp. PLC	45,208	9,641,962
Emerson Electric Co.	65,108	6,287,480
Expeditors International of Washington, Inc.	17,019	1,950,888
FedEx Corp.	26,378	6,988,060
Fortive Corp.	39,097	2,899,434
Garmin Ltd.	17,915	1,884,658
Generac Holdings, Inc. *	7,119	775,686
General Dynamics Corp.	25,407	5,614,185
General Electric Co.	123,426	13,644,744
Honeywell International, Inc.	75,273	13,905,934
Howmet Aerospace, Inc.	40,665	1,880,756
Huntington Ingalls Industries, Inc.	4,604	941,886
IDEX Corp.	8,297	1,725,942
Illinois Tool Works, Inc.	31,020	7,144,216
Ingersoll Rand, Inc.	45,835	2,920,606
Jacobs Solutions, Inc.	14,550	1,986,075
JB Hunt Transport Services, Inc.	9,458	1,783,022
Johnson Controls International PLC	77,877	4,143,835
Keysight Technologies, Inc. *	20,360	2,693,832
L3Harris Technologies, Inc.	21,529	3,748,630
Lockheed Martin Corp.	25,216	10,312,335
Martin Marietta Materials, Inc.	7,051	2,894,295
Masco Corp.	24,488	1,308,884
Mettler-Toledo International, Inc. *	2,498	2,767,959
Mohawk Industries, Inc. *	5,906	506,794
Nordson Corp.	5,993	1,337,458
Norfolk Southern Corp.	25,572	5,035,894
Northrop Grumman Corp.	16,072	7,074,734
Old Dominion Freight Line, Inc.	10,124	4,142,133
Otis Worldwide Corp.	46,427	3,728,552
Packaging Corp. of America	10,504	1,612,889
Parker-Hannifin Corp.	14,499	5,647,651
Pentair PLC	18,808	1,217,818
Republic Services, Inc.	22,937	3,268,752
Rockwell Automation, Inc.	12,844	3,671,714

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
RTX Corp.	165,298	$11,896,497
Sealed Air Corp.	16,000	525,760
Snap-on, Inc.	6,242	1,592,085
Stanley Black & Decker, Inc.	16,912	1,413,505
TE Connectivity Ltd.	35,584	4,395,692
Teledyne Technologies, Inc. *	5,427	2,217,364
Textron, Inc.	22,859	1,786,202
Trane Technologies PLC	25,612	5,196,931
TransDigm Group, Inc. *	6,234	5,256,072
Trimble, Inc. *	28,669	1,544,112
Union Pacific Corp.	69,007	14,051,895
United Parcel Service, Inc. Class B	81,339	12,678,310
Vulcan Materials Co.	15,124	3,055,351
Waste Management, Inc.	41,676	6,353,089
Westinghouse Air Brake Technologies Corp.	20,015	2,126,994
Westrock Co.	27,481	983,820
Xylem, Inc.	27,131	2,469,735

		305,883,154

Technology - 26.3%
Accenture PLC Class A	71,260	21,884,659
Activision Blizzard, Inc.	80,763	7,561,840
Adobe, Inc. *	51,491	26,255,261
Advanced Micro Devices, Inc. *	182,523	18,767,015
Akamai Technologies, Inc. *	17,441	1,858,164
Analog Devices, Inc.	56,645	9,917,973
ANSYS, Inc. *	9,838	2,927,297
Apple, Inc.	1,660,212	284,244,897
Applied Materials, Inc.	94,865	13,134,059
Autodesk, Inc. *	24,443	5,057,501
Broadcom, Inc.	46,621	38,722,470
Broadridge Financial Solutions, Inc.	13,133	2,351,464
Cadence Design Systems, Inc. *	30,632	7,177,078
Ceridian HCM Holding, Inc. *	17,149	1,163,560
Cognizant Technology Solutions Corp. Class A	56,792	3,847,090
DXC Technology Co. *	21,042	438,305
Electronic Arts, Inc.	27,850	3,353,140
EPAM Systems, Inc. *	6,682	1,708,521
Fair Isaac Corp. *	2,763	2,399,748
Fidelity National Information Services, Inc.	66,341	3,666,667
Fiserv, Inc. *	68,868	7,779,329
Fortinet, Inc. *	73,645	4,321,489
Hewlett Packard Enterprise Co.	147,770	2,566,765
HP, Inc.	100,376	2,579,663
Intel Corp.	470,292	16,718,881
International Business Machines Corp.	102,632	14,399,270
Intuit, Inc.	31,565	16,127,821
Jack Henry & Associates, Inc.	8,352	1,262,321
KLA Corp.	15,482	7,100,974
Lam Research Corp.	15,157	9,499,953
Leidos Holdings, Inc.	15,121	1,393,551
Microchip Technology, Inc.	61,704	4,815,997
Micron Technology, Inc.	122,972	8,365,785
Microsoft Corp.	839,333	265,019,395
Monolithic Power Systems, Inc.	5,170	2,388,540
MSCI, Inc.	8,911	4,572,056
NetApp, Inc.	23,533	1,785,684
NVIDIA Corp.	279,033	121,376,565
NXP Semiconductors NV (China)	29,127	5,823,070
ON Semiconductor Corp. *	48,646	4,521,646
Oracle Corp.	177,844	18,837,236
Paychex, Inc.	36,286	4,184,864
Paycom Software, Inc.	5,716	1,481,987
PTC, Inc. *	11,906	1,686,842
Qorvo, Inc. *	10,835	1,034,417
QUALCOMM, Inc.	126,756	14,077,521
Roper Technologies, Inc.	11,984	5,803,612
Salesforce, Inc. *	110,032	22,312,289
Seagate Technology Holdings PLC	21,636	1,426,894
ServiceNow, Inc. *	22,980	12,844,901

	Shares	Value
Skyworks Solutions, Inc.	17,456	$1,720,987
Synopsys, Inc. *	17,341	7,958,999
Take-Two Interactive Software, Inc. *	17,842	2,504,838
Teradyne, Inc.	18,041	1,812,399
Texas Instruments, Inc.	102,536	16,304,249
Tyler Technologies, Inc. *	4,643	1,792,848
Western Digital Corp. *	34,800	1,587,924
Zebra Technologies Corp. Class A *	5,848	1,383,227

		1,077,611,498

Utilities - 2.4%
AES Corp.	75,668	1,150,154
Alliant Energy Corp.	28,136	1,363,189
Ameren Corp.	29,641	2,218,036
American Electric Power Co., Inc.	57,887	4,354,260
American Water Works Co., Inc.	22,291	2,760,295
Atmos Energy Corp.	16,538	1,751,870
CenterPoint Energy, Inc.	71,434	1,918,003
CMS Energy Corp.	32,240	1,712,266
Consolidated Edison, Inc.	38,810	3,319,419
Constellation Energy Corp.	36,008	3,927,753
Dominion Energy, Inc.	96,256	4,299,755
DTE Energy Co.	21,893	2,173,537
Duke Energy Corp.	87,576	7,729,458
Edison International	43,214	2,735,014
Entergy Corp.	23,801	2,201,592
Evergy, Inc.	25,703	1,303,142
Eversource Energy	40,278	2,342,166
Exelon Corp.	111,735	4,222,466
FirstEnergy Corp.	58,295	1,992,523
NextEra Energy, Inc.	228,971	13,117,749
NiSource, Inc.	46,075	1,137,131
NRG Energy, Inc.	27,231	1,048,938
PG&E Corp. *	236,245	3,810,632
Pinnacle West Capital Corp.	13,040	960,787
PPL Corp.	82,607	1,946,221
Public Service Enterprise Group, Inc.	55,682	3,168,863
Sempra	71,296	4,850,267
Southern Co.	124,013	8,026,121
WEC Energy Group, Inc.	35,918	2,893,195
Xcel Energy, Inc.	63,216	3,617,219

		98,052,021

Total Common Stocks (Cost $2,340,276,024)		4,059,700,511

	Principal Amount
SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $30,931,472; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $31,537,099)	$30,918,718	30,918,718

Total Short-Term Investments (Cost $30,918,718)		30,918,718

TOTAL INVESTMENTS - 99.9% (Cost $2,371,194,742)		4,090,619,229

DERIVATIVES - (0.0%)		(1,242,708)

OTHER ASSETS & LIABILITIES, NET - 0.1%		3,960,140

NET ASSETS - 100.0%		$4,093,336,661

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2023, open futures contracts outstanding were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index	12/23	157	$35,197,883	$33,955,175	($1,242,708)

(b)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$4,059,700,511	$4,059,700,511	$-	$-
	Short-Term Investments	30,918,718	-	30,918,718	-

	Total Assets	4,090,619,229	4,059,700,511	30,918,718	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(1,242,708)	(1,242,708)	-	-
	Total Liabilities	(1,242,708)	(1,242,708)	-	-

	Total	$4,089,376,521	$4,058,457,803	$30,918,718	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Basic Materials - 3.8%
Freeport-McMoRan, Inc.	234,942	$8,760,987
Linde PLC	43,945	16,362,921
Sherwin-Williams Co.	28,957	7,385,483

		32,509,391

Communications - 18.5%
Alphabet, Inc. Class C *	325,976	42,979,936
Amazon.com, Inc. *	412,337	52,416,280
Booking Holdings, Inc. *	7,135	22,003,983
Meta Platforms, Inc. Class A *	142,002	42,630,420

		160,030,619

Consumer, Cyclical - 8.1%
Caesars Entertainment, Inc. *	182,987	8,481,447
Core & Main, Inc. Class A *	811,063	23,399,168
LVMH Moet Hennessy Louis Vuitton SE (France)	20,498	15,472,514
Rivian Automotive, Inc. Class A *	237,483	5,766,087
TJX Cos., Inc.	188,958	16,794,587

		69,913,803

Consumer, Non-Cyclical - 14.6%
AbbVie, Inc.	139,724	20,827,259
Argenx SE ADR * (Netherlands)	12,912	6,347,927
CoStar Group, Inc. *	246,021	18,916,555
Danaher Corp.	105,173	26,093,421
Illumina, Inc. *	101,302	13,906,739
ImmunoGen, Inc. *	272,638	4,326,765
Madrigal Pharmaceuticals, Inc. *	33,421	4,880,803
Teleflex, Inc.	85,161	16,726,472
UnitedHealth Group, Inc.	19,816	9,991,029
Vaxcyte, Inc. *	82,383	4,199,885

		126,216,855

Financial - 10.7%
American Tower Corp. REIT	84,942	13,968,712
Cullen/Frost Bankers, Inc.	106,870	9,747,613
Mastercard, Inc. Class A	71,925	28,475,827
Progressive Corp.	131,769	18,355,421
Visa, Inc. Class A	96,483	22,192,055

		92,739,628

Industrial - 7.8%
Crown Holdings, Inc.	190,625	16,866,500
Deere & Co.	64,266	24,252,703
Howmet Aerospace, Inc.	560,525	25,924,281

		67,043,484

Technology - 33.8%
Adobe, Inc. *	28,365	14,463,313
Advanced Micro Devices, Inc. *	132,806	13,655,113
Apple, Inc.	338,914	58,025,466
ASML Holding NV (Netherlands)	29,183	17,178,865
Atlassian Corp. Class A *	79,346	15,989,012
Microsoft Corp.	288,289	91,027,252
NVIDIA Corp.	90,180	39,227,398
Texas Instruments, Inc.	89,896	14,294,363
Workday, Inc. Class A *	133,401	28,661,205

		292,521,987

Total Common Stocks (Cost $784,821,660)		840,975,767

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreements - 0.0%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $109,758; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $111,985)	$109,713	$109,713

U.S. Government Agency Issues - 3.0%
Federal Home Loan Bank 0.000% due 10/02/23	26,100,000	26,100,000

Total Short-Term Investments (Cost $26,205,943)		26,209,713

TOTAL INVESTMENTS - 100.3% (Cost $811,027,603)		867,185,480

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(3,000,076)

NET ASSETS - 100.0%		$864,185,404

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$32,509,391	$32,509,391	$-	$-
	Communications	160,030,619	160,030,619	-	-
	Consumer, Cyclical	69,913,803	54,441,289	15,472,514	-
	Consumer, Non-Cyclical	126,216,855	126,216,855	-	-
	Financial	92,739,628	92,739,628	-	-
	Industrial	67,043,484	67,043,484	-	-
	Technology	292,521,987	292,521,987	-	-

	Total Common Stocks	840,975,767	825,503,253	15,472,514	-

	Short-Term Investments	26,209,713	-	26,209,713	-

	Total	$867,185,480	$825,503,253	$41,682,227	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Basic Materials - 3.2%
Air Products & Chemicals, Inc.	47,245	$13,389,233
Linde PLC	55,912	20,818,833
Sherwin-Williams Co.	31,755	8,099,113

		42,307,179

Communications - 18.9%
Alphabet, Inc. Class A *	612,247	80,118,642
Alphabet, Inc. Class C *	167,477	22,081,842
Amazon.com, Inc. *	577,465	73,407,351
Arista Networks, Inc. *	27,543	5,065,984
Meta Platforms, Inc. Class A *	174,954	52,522,940
Spotify Technology SA *	50,878	7,867,774
Uber Technologies, Inc. *	151,239	6,955,482

		248,020,015

Consumer, Cyclical - 3.9%
Chipotle Mexican Grill, Inc. *	1,440	2,637,835
Hilton Worldwide Holdings, Inc.	98,611	14,809,400
Las Vegas Sands Corp.	63,859	2,927,297
Lululemon Athletica, Inc. *	14,423	5,561,653
LVMH Moet Hennessy Louis Vuitton SE (France)	19,541	14,750,141
O’Reilly Automotive, Inc. *	11,790	10,715,460

		51,401,786

Consumer, Non-Cyclical - 16.5%
Argenx SE ADR * (Netherlands)	7,917	3,892,235
Becton Dickinson & Co.	60,633	15,675,450
Boston Scientific Corp. *	519,385	27,423,528
Colgate-Palmolive Co.	60,497	4,301,942
CoStar Group, Inc. *	205,978	15,837,648
Eli Lilly & Co.	62,664	33,658,714
Estee Lauder Cos., Inc. Class A	48,081	6,950,109
Gartner, Inc. *	29,157	10,018,637
ICON PLC ADR *	18,014	4,435,948
Novo Nordisk AS ADR (Denmark)	20,882	1,899,009
Regeneron Pharmaceuticals, Inc. *	6,640	5,464,454
STERIS PLC	26,969	5,917,538
Thermo Fisher Scientific, Inc.	30,472	15,424,012
UnitedHealth Group, Inc.	7,533	3,798,063
Verisk Analytics, Inc.	113,181	26,737,879
Vertex Pharmaceuticals, Inc. *	67,209	23,371,258
Zoetis, Inc.	67,497	11,743,128

		216,549,552

Energy - 0.9%
Hess Corp.	78,722	12,044,466

Financial - 9.5%
Aon PLC Class A	27,674	8,972,464
Arthur J Gallagher & Co.	41,871	9,543,657
CME Group, Inc.	33,878	6,783,053
Mastercard, Inc. Class A	136,965	54,225,813
Visa, Inc. Class A	199,836	45,964,279

		125,489,266

Industrial - 8.9%
AMETEK, Inc.	113,029	16,701,165
Amphenol Corp. Class A	129,422	10,870,154
Canadian Pacific Kansas City Ltd. (NYSE) (Canada)	125,869	9,365,912
Caterpillar, Inc.	14,430	3,939,390
Eaton Corp. PLC	90,484	19,298,428

	Shares	Value
Howmet Aerospace, Inc.	176,529	$8,164,466
Johnson Controls International PLC	168,064	8,942,685
Martin Marietta Materials, Inc.	12,428	5,101,445
Rockwell Automation, Inc.	34,296	9,804,198
Vulcan Materials Co.	122,982	24,844,824

		117,032,667

Technology - 37.0%
Adobe, Inc. *	12,463	6,354,884
Apple, Inc.	413,870	70,858,683
Applied Materials, Inc.	47,057	6,515,042
ASML Holding NV (Netherlands)	30,164	17,756,340
Autodesk, Inc. *	13,688	2,832,184
Cadence Design Systems, Inc. *	99,304	23,266,927
Datadog, Inc. Class A *	12,610	1,148,645
Intuit, Inc.	31,393	16,039,939
KLA Corp.	17,451	8,004,076
Lam Research Corp.	18,132	11,364,593
Marvell Technology, Inc.	55,800	3,020,454
Microsoft Corp.	530,647	167,551,790
MSCI, Inc.	43,217	22,173,778
NVIDIA Corp.	187,135	81,401,854
ServiceNow, Inc. *	34,926	19,522,237
Synopsys, Inc. *	39,669	18,206,881
Take-Two Interactive Software, Inc. *	47,213	6,628,233
Veeva Systems, Inc. Class A *	21,502	4,374,582

		487,021,122

Total Common Stocks (Cost $939,393,092)		1,299,866,053

	Principal Amount
SHORT-TERM INVESTMENTS - 0.9%
U.S. Government Agency Issues - 0.9%
Federal Home Loan Bank 0.000% due 10/02/23	$12,366,000	12,366,000

Total Short-Term Investments (Cost $12,364,214)		12,366,000

TOTAL INVESTMENTS - 99.7% (Cost $951,757,306)		1,312,232,053

OTHER ASSETS & LIABILITIES, NET - 0.3%		3,801,706

NET ASSETS - 100.0%		$1,316,033,759

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$42,307,179	$42,307,179	$-	$-
	Communications	248,020,015	248,020,015	-	-
	Consumer, Cyclical	51,401,786	36,651,645	14,750,141	-
	Consumer, Non-Cyclical	216,549,552	216,549,552	-	-
	Energy	12,044,466	12,044,466	-	-
	Financial	125,489,266	125,489,266	-	-
	Industrial	117,032,667	117,032,667	-	-
	Technology	487,021,122	487,021,122	-	-

	Total Common Stocks	1,299,866,053	1,285,115,912	14,750,141	-

	Short-Term Investments	12,366,000	-	12,366,000	-

	Total	$1,312,232,053	$1,285,115,912	$27,116,141	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Basic Materials - 2.3%
Air Products & Chemicals, Inc.	2,349	$665,706
Dow, Inc.	16,935	873,168
Eastman Chemical Co. ‡	6,880	527,834
Freeport-McMoRan, Inc.	8,292	309,209
Linde PLC	4,052	1,508,762
LyondellBasell Industries NV Class A	4,758	450,583
Nucor Corp.	2,180	340,843
PPG Industries, Inc. ‡	3,255	422,499

		5,098,604

Communications - 13.1%
Alphabet, Inc. Class A * ‡	35,475	4,642,258
Alphabet, Inc. Class C * ‡	29,489	3,888,125
Amazon.com, Inc. * ‡	62,634	7,962,034
Booking Holdings, Inc. * ‡	507	1,563,563
Charter Communications, Inc. Class A * ‡	2,383	1,048,091
Comcast Corp. Class A ‡	42,504	1,884,627
Corning, Inc.	7,536	229,622
Expedia Group, Inc. *	6,978	719,222
Meta Platforms, Inc. Class A * ‡	15,883	4,768,235
Motorola Solutions, Inc.	1,390	378,414
Netflix, Inc. * ‡	2,618	988,557
T-Mobile U.S., Inc. * ‡	3,074	430,514
Uber Technologies, Inc. *	9,625	442,654
Warner Bros Discovery, Inc. *	10,323	112,108

		29,058,024

Consumer, Cyclical - 8.4%
Aptiv PLC *	4,779	471,162
AutoNation, Inc. *	2,552	386,373
AutoZone, Inc. *	478	1,214,115
Best Buy Co., Inc. ‡	8,651	600,985
Burlington Stores, Inc. *	2,050	277,365
Chipotle Mexican Grill, Inc. *	613	1,122,912
Costco Wholesale Corp. ‡	3,650	2,062,104
Delta Air Lines, Inc.	11,932	441,484
Domino’s Pizza, Inc.	475	179,925
Lennar Corp. Class A	1,851	207,738
LKQ Corp.	3,666	181,504
Lowe’s Cos., Inc. ‡	10,379	2,157,171
Marriott International, Inc. Class A	3,893	765,208
NIKE, Inc. Class B ‡	9,462	904,756
O’Reilly Automotive, Inc. *	323	293,562
Royal Caribbean Cruises Ltd. *	1,249	115,083
Tesla, Inc. * ‡	15,009	3,755,552
TJX Cos., Inc. ‡	8,930	793,698
Toll Brothers, Inc.	3,606	266,700
Walmart, Inc. ‡	9,050	1,447,366
Whirlpool Corp.	885	118,325
Yum! Brands, Inc.	6,278	784,373

		18,547,461

Consumer, Non-Cyclical - 18.4%
Abbott Laboratories ‡	12,989	1,257,985
AbbVie, Inc. ‡	18,727	2,791,447
Altria Group, Inc. ‡	6,325	265,966
Baxter International, Inc.	11,949	450,955
Becton Dickinson & Co.	1,688	436,399
Biogen, Inc. *	2,579	662,829
BioMarin Pharmaceutical, Inc. *	2,312	204,566
Boston Scientific Corp. * ‡	18,744	989,683
Bristol-Myers Squibb Co. ‡	30,734	1,783,801
Centene Corp. * ‡	9,282	639,344
Church & Dwight Co., Inc.	6,153	563,799
Cintas Corp.	742	356,909
Coca-Cola Co. ‡	47,588	2,663,976

	Shares	Value
Colgate-Palmolive Co. ‡	1,772	$126,007
Constellation Brands, Inc. Class A ‡	1,674	420,726
CVS Health Corp.	4,451	310,769
Danaher Corp. ‡	5,916	1,467,760
Dexcom, Inc. *	2,305	215,057
Elevance Health, Inc. ‡	2,238	974,470
Eli Lilly & Co. ‡	4,447	2,388,617
FleetCor Technologies, Inc. *	3,291	840,324
Humana, Inc.	1,219	593,068
Intuitive Surgical, Inc. * ‡	2,805	819,873
Johnson & Johnson	12,808	1,994,846
Kenvue, Inc.	29,635	595,071
McKesson Corp.	990	430,502
Medtronic PLC	8,468	663,553
Merck & Co., Inc. ‡	10,180	1,048,031
Mondelez International, Inc. Class A ‡	21,500	1,492,100
Monster Beverage Corp. *	6,966	368,850
Neurocrine Biosciences, Inc. *	1,276	143,550
PepsiCo, Inc. ‡	8,321	1,409,910
Philip Morris International, Inc. ‡	6,566	607,880
Procter & Gamble Co. ‡	9,207	1,342,933
Regeneron Pharmaceuticals, Inc. * ‡	1,645	1,353,769
ResMed, Inc.	822	121,549
S&P Global, Inc. ‡	2,245	820,345
Sarepta Therapeutics, Inc. *	1,862	225,712
Stryker Corp.	2,077	567,582
Thermo Fisher Scientific, Inc. ‡	2,691	1,362,103
UnitedHealth Group, Inc. ‡	7,246	3,653,361
Vertex Pharmaceuticals, Inc. * ‡	3,808	1,324,194

		40,750,171

Energy - 4.6%
Baker Hughes Co.	8,636	305,024
Chevron Corp. ‡	6,681	1,126,550
ConocoPhillips ‡	18,795	2,251,641
Diamondback Energy, Inc. ‡	8,533	1,321,591
EOG Resources, Inc. ‡	12,472	1,580,951
Exxon Mobil Corp. ‡	26,629	3,131,038
Marathon Oil Corp.	17,419	465,958

		10,182,753

Financial - 14.0%
Aflac, Inc.	7,248	556,284
American Express Co.	2,209	329,561
Bank of America Corp. ‡	85,025	2,327,985
Berkshire Hathaway, Inc. Class B * ‡	9,161	3,209,098
Blackstone, Inc.	1,760	188,566
Charles Schwab Corp.	8,915	489,434
Chubb Ltd.	3,015	627,663
Citigroup, Inc. ‡	19,868	817,171
CME Group, Inc.	7,328	1,467,212
Digital Realty Trust, Inc. REIT	5,185	627,489
Equity LifeStyle Properties, Inc. REIT	5,977	380,795
Fifth Third Bancorp	20,259	513,160
Globe Life, Inc.	5,813	632,047
Intercontinental Exchange, Inc. ‡	7,730	850,455
Mastercard, Inc. Class A ‡	8,822	3,492,718
Morgan Stanley ‡	12,323	1,006,419
Progressive Corp. ‡	10,666	1,485,774
Prologis, Inc. REIT	12,723	1,427,648
Raymond James Financial, Inc.	4,901	492,207
SBA Communications Corp. REIT	3,321	664,765
State Street Corp.	2,663	178,314
Sun Communities, Inc. REIT ‡	3,808	450,639
Travelers Cos., Inc. ‡	7,303	1,192,653
Truist Financial Corp. ‡	33,400	955,574
U.S. Bancorp	31,486	1,040,927

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
UDR, Inc. REIT	11,775	$420,014
Ventas, Inc. REIT	17,638	743,089
Visa, Inc. Class A ‡	10,909	2,509,179
Wells Fargo & Co. ‡	44,201	1,806,053

		30,882,893

Industrial - 7.8%
CSX Corp.	14,184	436,158
Deere & Co. ‡	5,124	1,933,695
Dover Corp.	3,592	501,120
Eaton Corp. PLC	6,662	1,420,872
FedEx Corp.	2,689	712,370
Honeywell International, Inc. ‡	12,291	2,270,639
Howmet Aerospace, Inc.	11,681	540,246
Keysight Technologies, Inc. *	1,973	261,048
Masco Corp. ‡	9,245	494,145
Norfolk Southern Corp. ‡	2,655	522,849
Otis Worldwide Corp.	12,981	1,042,504
Parker-Hannifin Corp. ‡	1,933	752,942
RTX Corp. ‡	18,989	1,366,638
Textron, Inc.	11,761	919,005
Trane Technologies PLC	7,944	1,611,917
Union Pacific Corp. ‡	2,854	581,160
United Parcel Service, Inc. Class B ‡	11,613	1,810,118

		17,177,426

Technology - 26.2%
Accenture PLC Class A	5,022	1,542,307
Adobe, Inc. * ‡	4,767	2,430,693
Advanced Micro Devices, Inc. * ‡	16,466	1,693,034
Analog Devices, Inc. ‡	10,036	1,757,203
Apple, Inc. ‡	88,772	15,198,654
Cadence Design Systems, Inc. *	1,826	427,832
Cognizant Technology Solutions Corp. Class A	13,476	912,864
DocuSign, Inc. *	1,614	67,788
Intuit, Inc. ‡	2,896	1,479,682
Lam Research Corp. ‡	2,929	1,835,809
Leidos Holdings, Inc. ‡	5,132	472,965
Microsoft Corp. ‡	47,995	15,154,421
NVIDIA Corp. ‡	15,954	6,939,831
NXP Semiconductors NV	9,460	1,891,243
Oracle Corp. ‡	9,459	1,001,897
Qorvo, Inc. *	4,114	392,764
Salesforce, Inc. * ‡	3,739	758,195
Seagate Technology Holdings PLC	11,209	739,234
ServiceNow, Inc. *	1,354	756,832
Teradyne, Inc.	5,209	523,296
Texas Instruments, Inc. ‡	13,335	2,120,398

		58,096,942

Utilities - 2.3%
Ameren Corp.	1,915	143,299
CenterPoint Energy, Inc. ‡	17,682	474,762
CMS Energy Corp.	4,244	225,399
Constellation Energy Corp.	2,899	316,223
Dominion Energy, Inc.	7,383	329,798
NextEra Energy, Inc. ‡	25,634	1,468,572
PG&E Corp. *	59,499	959,719
Public Service Enterprise Group, Inc.	21,035	1,197,102

		5,114,874

Total Common Stocks (Cost $203,645,605)		214,909,148

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.8%
Repurchase Agreements - 2.8%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $6,265,162; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $6,387,852)	$6,262,578	$6,262,578

Total Short-Term Investments (Cost $6,262,578)		6,262,578

TOTAL INVESTMENTS - 99.9% (Cost $209,908,183)		221,171,726

DERIVATIVES - (0.2%)		(233,917)

OTHER ASSETS & LIABILITIES, NET - 0.3%		556,587

NET ASSETS - 100.0%		$221,494,396

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2023, open futures contracts outstanding were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index	12/23	30	$6,691,664	$6,488,250	($203,414)

(b)	As of September 30, 2023, purchased options outstanding were as follows:

Options on Indices
Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Notional Amount	Cost	Value
Put - S&P 500 Index	4,055.00	12/29/23	CBOE	517	$209,643,500	$2,877,105	$2,876,588

Total Purchased Options						$2,877,105	$2,876,588

(c)	As of September 30, 2023, premiums received, and value of written options outstanding were as follows:

Options on Indices
Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Notional Amount	Premium	Value
Call - S&P 500 Index	4,515.00	12/29/23	CBOE	517	$233,425,500	$2,409,220	($2,409,737)

Put - S&P 500 Index	3,420.00	12/29/23	CBOE	517	176,814,000	496,837	(497,354)

Total Written Options						$2,906,057	($2,907,091)

(d)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$214,909,148	$214,909,148	$-	$-
	Short-Term Investments	6,262,578	-	6,262,578	-
	Derivatives:
	Equity Contracts
	Purchased Options	2,876,588	-	2,876,588	-

	Total Assets	224,048,314	214,909,148	9,139,166	-

Liabilities	Due to Custodian	(4,980)	-	(4,980)	-
	Derivatives:
	Equity Contracts
	Futures	(203,414)	(203,414)	-	-
	Written Options	(2,907,091)	-	(2,907,091)	-

	Total Liabilities - Derivatives	(3,110,505)	(203,414)	(2,907,091)	-

	Total Liabilities	(3,115,485)	(203,414)	(2,912,071)	-

	Total	$220,932,829	$214,705,734	$6,227,095	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

LARGE-CAP CORE PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Basic Materials - 2.0%
Eastman Chemical Co.	129,069	$9,902,174
PPG Industries, Inc.	172,777	22,426,454

		32,328,628

Communications - 11.1%
Alphabet, Inc. Class A *	400,163	52,365,330
Amazon.com, Inc. *	504,996	64,195,091
Meta Platforms, Inc. Class A *	148,222	44,497,727
Uber Technologies, Inc. *	339,341	15,606,293

		176,664,441

Consumer, Cyclical - 6.4%
Lowe’s Cos., Inc.	175,595	36,495,665
McDonald’s Corp.	114,482	30,159,138
Tesla, Inc. *	70,656	17,679,544
TJX Cos., Inc.	194,603	17,296,315

		101,630,662

Consumer, Non-Cyclical - 18.1%
AbbVie, Inc.	348,703	51,977,669
Biogen, Inc. *	62,772	16,133,032
Bristol-Myers Squibb Co.	433,711	25,172,586
Coca-Cola Co.	670,145	37,514,717
Danaher Corp.	82,134	20,377,445
Eli Lilly & Co.	17,698	9,506,127
Regeneron Pharmaceuticals, Inc. *	40,222	33,101,097
S&P Global, Inc.	56,936	20,804,984
UnitedHealth Group, Inc.	108,427	54,667,809
Vertex Pharmaceuticals, Inc. *	52,594	18,289,038

		287,544,504

Energy - 5.2%
Baker Hughes Co.	852,193	30,099,457
ConocoPhillips	171,888	20,592,182
Pioneer Natural Resources Co.	134,855	30,955,965

		81,647,604

Financial - 14.7%
American Express Co.	170,925	25,500,301
Ameriprise Financial, Inc.	66,179	21,817,893
Mastercard, Inc. Class A	115,296	45,646,839
Morgan Stanley	425,268	34,731,637
Progressive Corp.	195,574	27,243,458
Prologis, Inc. REIT	230,485	25,862,722
U.S. Bancorp	428,144	14,154,441
Wells Fargo & Co.	913,174	37,312,290

		232,269,581

Industrial - 10.6%
Deere & Co.	96,724	36,501,703
Eaton Corp. PLC	148,699	31,714,523
Howmet Aerospace, Inc.	181,345	8,387,206
Norfolk Southern Corp.	109,954	21,653,241
Northrop Grumman Corp.	72,565	31,942,388
Trane Technologies PLC	89,786	18,218,477
Vulcan Materials Co.	96,663	19,527,859

		167,945,397

Technology - 27.4%
Accenture PLC Class A	64,444	19,791,397
Advanced Micro Devices, Inc. *	125,397	12,893,319

	Shares	Value
Analog Devices, Inc.	70,202	$12,291,668
Apple, Inc.	495,245	84,790,896
ASML Holding NV (Netherlands)	7,644	4,499,717
Intuit, Inc.	29,229	14,934,265
Microsoft Corp.	465,813	147,080,455
NVIDIA Corp.	136,620	59,428,334
NXP Semiconductors NV (China)	216,802	43,343,056
Oracle Corp.	272,526	28,865,954
Seagate Technology Holdings PLC	98,507	6,496,537

		434,415,598

Utilities - 4.2%
NextEra Energy, Inc.	694,694	39,799,019
PG&E Corp. *	1,696,234	27,360,255

		67,159,274

Total Common Stocks (Cost $1,499,096,731)		1,581,605,689

	Principal Amount
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $9,187,841; collateralized by U.S. Treasury Notes: 1.375% due 11/15/31 and value $9,367,770)	$9,184,053	9,184,053

Total Short-Term Investments (Cost $9,184,053)		9,184,053

TOTAL INVESTMENTS - 100.3% (Cost $1,508,280,784)		1,590,789,742

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(5,171,164)

NET ASSETS - 100.0%		$1,585,618,578

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

LARGE-CAP CORE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,581,605,689	$1,581,605,689	$-	$-
	Short-Term Investments	9,184,053	-	9,184,053	-

	Total	$1,590,789,742	$1,581,605,689	$9,184,053	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Basic Materials - 0.0%
Codexis, Inc. *	177,594	$335,653

Communications - 17.4%
Airbnb, Inc. Class A *	66,871	9,175,370
Alphabet, Inc. Class A *	435,511	56,990,969
Amazon.com, Inc. *	335,605	42,662,108
Booking Holdings, Inc. *	2,314	7,136,260
MercadoLibre, Inc. * (Brazil)	8,444	10,705,979
Netflix, Inc. *	49,467	18,678,739
Nice Ltd. ADR * (Israel)	20,249	3,442,330
Shopify, Inc. Class A * (Canada)	75,600	4,125,492
Uber Technologies, Inc. *	942,192	43,331,410

		196,248,657

Consumer, Cyclical - 8.6%
BYD Co. Ltd. Class H (China)	160,000	4,929,635
Dollarama, Inc. (Canada)	9,000	620,077
Ferguson PLC	65,099	10,713,350
Floor & Decor Holdings, Inc. Class A *	39,777	3,599,819
Flutter Entertainment PLC * (Australia)	48,201	7,842,606
Kura Sushi USA, Inc. Class A *	18,077	1,195,251
LVMH Moet Hennessy Louis Vuitton SE (France)	8,480	6,400,962
Ryanair Holdings PLC ADR * (Ireland)	57,069	5,547,677
Samsonite International SA * ~	2,011,032	6,877,178
TJX Cos., Inc.	144,654	12,856,848
Universal Music Group NV (Netherlands)	876,396	22,870,579
Warner Music Group Corp. Class A	430,024	13,502,754

		96,956,736

Consumer, Non-Cyclical - 20.5%
2seventy bio, Inc. *	9,122	35,758
Aclaris Therapeutics, Inc. *	25,112	172,017
Affimed NV * (Germany)	54,069	25,840
Alnylam Pharmaceuticals, Inc. *	43,106	7,634,073
Arcellx, Inc. *	9,348	335,406
Arrowhead Pharmaceuticals, Inc. *	2,134	57,341
AstraZeneca PLC ADR (United Kingdom)	94,564	6,403,874
Axonics, Inc. *	23,000	1,290,760
Beam Therapeutics, Inc. *	11,895	286,075
Bio-Techne Corp.	40,383	2,748,871
BioMarin Pharmaceutical, Inc. *	25,200	2,229,696
Blueprint Medicines Corp. *	6,400	321,408
Boston Beer Co., Inc. Class A *	8,138	3,169,995
Boston Scientific Corp. *	325,571	17,190,149
Bruker Corp.	78,159	4,869,306
Charles River Laboratories International, Inc. *	18,885	3,701,082
Cytokinetics, Inc. *	29,649	873,459
Danaher Corp.	22,950	5,693,895
Eli Lilly & Co.	50,334	27,035,901
Equifax, Inc.	78,488	14,377,432
Estee Lauder Cos., Inc. Class A	26,900	3,888,395
Evelo Biosciences, Inc. *	2,066	8,099
Galapagos NV ADR * (Belgium)	67,803	2,342,594
Gamida Cell Ltd. * (Israel)	334,500	344,535
Gartner, Inc. *	11,985	4,118,166
Genmab AS * (Denmark)	4,870	1,724,226
HealthEquity, Inc. *	167,728	12,252,530
Hookipa Pharma, Inc. *	107,259	66,071
Immunocore Holdings PLC ADR * (United Kingdom)	28,357	1,471,728
Insmed, Inc. *	107,027	2,702,432
Inspire Medical Systems, Inc. *	10,800	2,143,152
Kenvue, Inc.	22,600	453,808
Lantheus Holdings, Inc. *	11,900	826,812

	Shares	Value
Legend Biotech Corp. ADR *	26,600	$1,786,722
Monster Beverage Corp. *	191,841	10,157,981
Penumbra, Inc. *	8,225	1,989,710
Regeneron Pharmaceuticals, Inc. *	12,643	10,404,683
Repligen Corp. *	26,555	4,222,511
Revance Therapeutics, Inc. *	85,405	979,595
Sarepta Therapeutics, Inc. *	9,000	1,090,980
Sartorius Stedim Biotech (France)	16,000	3,806,455
Seagen, Inc. *	40,631	8,619,867
Synlogic, Inc. *	6,547	18,396
Thermo Fisher Scientific, Inc.	13,728	6,948,702
TransUnion	69,571	4,994,502
UnitedHealth Group, Inc.	35,285	17,790,344
Vertex Pharmaceuticals, Inc. *	74,518	25,912,889
Vor BioPharma, Inc. *	76,132	161,400
XOMA Corp. *	46,575	656,242

		230,335,865

Energy - 4.1%
Baker Hughes Co.	177,497	6,269,194
Cheniere Energy, Inc.	109,417	18,158,845
New Fortress Energy, Inc.	76,868	2,519,733
Range Resources Corp.	190,100	6,161,141
Reliance Industries Ltd. GDR ~ (India)	206,898	11,560,312
Southwestern Energy Co. *	296,000	1,909,200

		46,578,425

Financial - 4.8%
Apollo Global Management, Inc.	12,700	1,139,952
Arthur J Gallagher & Co.	43,889	10,003,620
BRP Group, Inc. Class A *	115,199	2,676,073
CME Group, Inc.	63,822	12,778,441
HDFC Bank Ltd. ADR (India)	7,466	440,568
Marsh & McLennan Cos., Inc.	27,383	5,210,985
Mastercard, Inc. Class A	54,249	21,477,721
Rocket Cos., Inc. Class A *	28,400	232,312

		53,959,672

Industrial - 7.3%
Agilent Technologies, Inc.	9,900	1,107,018
Aspen Aerogels, Inc. *	81,813	703,592
Bloom Energy Corp. Class A *	13,957	185,070
Eaton Corp. PLC	66,248	14,129,373
Energy Recovery, Inc. *	44,813	950,484
Flex Ltd. *	269,011	7,257,917
General Electric Co.	156,539	17,305,386
HD Hyundai Electric Co. Ltd. (South Korea)	4,980	244,734
Hubbell, Inc.	9,856	3,088,969
Ingersoll Rand, Inc.	180,162	11,479,922
Jabil, Inc.	66,137	8,392,124
Parker-Hannifin Corp.	19,015	7,406,723
Universal Display Corp.	41,877	6,574,270
Westinghouse Air Brake Technologies Corp.	30,099	3,198,621

		82,024,203

Technology - 37.3%
AIXTRON SE (Germany)	118,310	4,333,548
Allegro MicroSystems, Inc. * (Japan)	54,131	1,728,944
Apple, Inc.	286,926	49,124,600
ASML Holding NV (Netherlands)	8,858	5,214,350
BE Semiconductor Industries NV (Netherlands)	63,577	6,218,237
Confluent, Inc. Class A *	194,373	5,755,385
HubSpot, Inc. *	16,810	8,278,925
KBR, Inc.	201,300	11,864,622
KLA Corp.	14,387	6,598,741
Manhattan Associates, Inc. *	40,081	7,922,410
Microsoft Corp.	499,393	157,683,340
MongoDB, Inc. *	34,094	11,791,751

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Monolithic Power Systems, Inc.	7,128	$3,293,136
NVIDIA Corp.	189,493	82,427,560
NXP Semiconductors NV (China)	46,123	9,220,910
Oracle Corp.	160,471	16,997,088
ServiceNow, Inc. *	7,008	3,917,192
Simulations Plus, Inc.	15,078	628,753
SiTime Corp. *	46,980	5,367,465
Snowflake, Inc. Class A *	29,400	4,491,438
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	194,453	16,897,966
Volue ASA * (Norway)	193,469	393,390

		420,149,751

Total Common Stocks (Cost $994,426,866)		1,126,588,962

	Principal Amount
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $3,050,317; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $3,110,134)	$3,049,059	3,049,059

Total Short-Term Investments (Cost $3,049,059)		3,049,059

TOTAL INVESTMENTS - 100.3% (Cost $997,475,925)		1,129,638,021

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(3,551,673)

NET ASSETS - 100.0%		$1,126,086,348

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$335,653	$335,653	$-	$-
	Communications	196,248,657	196,248,657	-	-
	Consumer, Cyclical	96,956,736	37,322,426	59,634,310	-
	Consumer, Non-Cyclical	230,335,865	224,805,184	5,530,681	-
	Energy	46,578,425	44,515,411	2,063,014	-
	Financial	53,959,672	53,959,672	-	-
	Industrial	82,024,203	81,779,469	244,734	-
	Technology	420,149,751	409,597,966	10,551,785	-

	Total Common Stocks	1,126,588,962	1,048,564,438	78,024,524	-

	Short-Term Investments	3,049,059	-	3,049,059	-

	Total Assets	1,129,638,021	1,048,564,438	81,073,583	-

Liabilities	Due to Custodian	(311)	-	(311)	-

	Total Liabilities	(311)	-	(311)	-

	Total	$1,129,637,710	$1,048,564,438	$81,073,272	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Basic Materials - 4.7%
Air Products & Chemicals, Inc.	119,777	$33,944,802
Sherwin-Williams Co.	73,148	18,656,397

		52,601,199

Communications - 10.9%
Alphabet, Inc. Class A *	119,684	15,661,848
Charter Communications, Inc. Class A *	59,413	26,131,026
Comcast Corp. Class A	571,378	25,334,900
Meta Platforms, Inc. Class A *	80,508	24,169,307
Motorola Solutions, Inc.	115,399	31,416,224

		122,713,305

Consumer, Cyclical - 1.6%
Home Depot, Inc.	60,702	18,341,716

Consumer, Non-Cyclical - 16.6%
Becton Dickinson & Co.	107,653	27,831,530
Elevance Health, Inc.	58,153	25,320,979
Haleon PLC ADR	2,201,527	18,338,720
Johnson & Johnson	158,960	24,758,020
McKesson Corp.	63,272	27,513,829
Merck & Co., Inc.	128,388	13,217,545
PepsiCo, Inc.	98,131	16,627,317
UnitedHealth Group, Inc.	64,933	32,738,569

		186,346,509

Energy - 10.7%
Chevron Corp.	189,182	31,899,869
ConocoPhillips	467,041	55,951,512
Enterprise Products Partners LP	1,202,769	32,919,787

		120,771,168

Financial - 24.0%
American Express Co.	210,623	31,422,845
American Tower Corp. REIT	85,249	14,019,198
Bank of America Corp.	1,091,927	29,896,961
Berkshire Hathaway, Inc. Class B *	62,111	21,757,483
Charles Schwab Corp.	596,745	32,761,300
JPMorgan Chase & Co.	314,443	45,600,524
Marsh & McLennan Cos., Inc.	105,205	20,020,512
Progressive Corp.	159,639	22,237,713
Travelers Cos., Inc.	117,055	19,116,252
U.S. Bancorp	380,009	12,563,098
Visa, Inc. Class A	85,714	19,715,077

		269,110,963

Industrial - 14.4%
Deere & Co.	69,166	26,101,865
Illinois Tool Works, Inc.	75,983	17,499,645
Martin Marietta Materials, Inc.	39,178	16,081,785
Northrop Grumman Corp.	46,200	20,336,778
Otis Worldwide Corp.	165,213	13,268,256
RTX Corp.	187,003	13,458,606
TE Connectivity Ltd.	199,714	24,670,670
United Parcel Service, Inc. Class B	118,418	18,457,814
Vertiv Holdings Co.	312,295	11,617,374

		161,492,793

Technology - 8.1%
Intel Corp.	1,350,777	48,020,122
Lam Research Corp.	29,191	18,296,043

	Shares	Value
Microsoft Corp.	41,886	$13,225,505
Oracle Corp.	107,118	11,345,939

		90,887,609

Utilities - 5.9%
Edison International	384,161	24,313,550
Sempra	625,264	42,536,710

		66,850,260

Total Common Stocks (Cost $793,063,020)		1,089,115,522

	Principal Amount
SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreements - 2.7%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $30,268,042; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $30,860,769)	$30,255,562	30,255,562

Total Short-Term Investments (Cost $30,255,562)		30,255,562

TOTAL INVESTMENTS - 99.6% (Cost $823,318,582)		1,119,371,084

OTHER ASSETS & LIABILITIES, NET - 0.4%		4,204,621

NET ASSETS - 100.0%		$1,123,575,705

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,089,115,522	$1,089,115,522	$-	$-
	Short-Term Investments	30,255,562	-	30,255,562	-

	Total	$1,119,371,084	$1,089,115,522	$30,255,562	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Basic Materials - 3.1%
Agnico Eagle Mines Ltd. (Canada)	57,806	$2,627,283
Alamos Gold, Inc. Class A (Canada)	190,937	2,155,679
Cameco Corp. (Canada)	74,193	2,941,011
CF Industries Holdings, Inc.	9,067	777,405
Freeport-McMoRan, Inc.	27,887	1,039,906
Hecla Mining Co.	258,303	1,009,965
Huntsman Corp.	42,576	1,038,854
Mosaic Co.	15,864	564,758
Nucor Corp.	18,207	2,846,664
Westlake Corp.	17,651	2,200,550

		17,202,075

Communications - 1.2%
Arista Networks, Inc. *	30,228	5,559,836
Fox Corp. Class A	14,322	446,846
Zillow Group, Inc. Class A *	10,297	461,203

		6,467,885

Consumer, Cyclical - 13.3%
Brunswick Corp.	31,132	2,459,428
Casey’s General Stores, Inc.	17,502	4,752,143
Chipotle Mexican Grill, Inc. *	2,162	3,960,416
Copart, Inc. *	49,618	2,138,040
Darden Restaurants, Inc.	9,822	1,406,707
Delta Air Lines, Inc.	135,418	5,010,466
DR Horton, Inc.	18,307	1,967,453
Floor & Decor Holdings, Inc. Class A *	9,420	852,510
Las Vegas Sands Corp.	95,325	4,369,698
Lear Corp.	11,795	1,582,889
Live Nation Entertainment, Inc. *	39,465	3,277,174
LKQ Corp.	22,480	1,112,985
Lululemon Athletica, Inc. *	15,464	5,963,073
Murphy USA, Inc.	12,110	4,138,350
NVR, Inc. *	702	4,186,237
O’Reilly Automotive, Inc. *	4,675	4,248,920
Polaris, Inc.	16,404	1,708,313
Ross Stores, Inc.	19,061	2,152,940
Southwest Airlines Co.	35,775	968,429
Texas Roadhouse, Inc.	29,644	2,848,788
Thor Industries, Inc.	6,475	615,967
TKO Group Holdings, Inc.	27,574	2,317,870
Tractor Supply Co.	18,512	3,758,862
Ulta Beauty, Inc. *	5,157	2,059,964
Vail Resorts, Inc.	14,327	3,179,018
WW Grainger, Inc.	3,305	2,286,531
YETI Holdings, Inc. *	11,707	564,511

		73,887,682

Consumer, Non-Cyclical - 20.9%
Albertsons Cos., Inc. Class A	152,449	3,468,215
Align Technology, Inc. *	889	271,429
BioMarin Pharmaceutical, Inc. *	127,464	11,278,015
Booz Allen Hamilton Holding Corp.	27,222	2,974,548
Cencora, Inc.	37,542	6,756,434
Centene Corp. *	72,313	4,980,919
Corteva, Inc.	43,902	2,246,026
CoStar Group, Inc. *	30,575	2,350,912
Darling Ingredients, Inc. *	98,701	5,152,192
Edwards Lifesciences Corp. *	86,335	5,981,289
Exelixis, Inc. *	62,272	1,360,643
FTI Consulting, Inc. *	4,907	875,458
Gartner, Inc. *	13,457	4,623,960
Henry Schein, Inc. *	38,335	2,846,374

	Shares	Value
Hershey Co.	18,316	$3,664,665
Insulet Corp. *	8,413	1,341,789
Lamb Weston Holdings, Inc.	13,331	1,232,584
Molina Healthcare, Inc. *	10,697	3,507,439
Monster Beverage Corp. *	75,055	3,974,162
Morningstar, Inc.	4,997	1,170,497
Neurocrine Biosciences, Inc. *	51,471	5,790,488
Omnicell, Inc. *	32,871	1,480,510
Quanta Services, Inc.	131,054	24,516,272
RB Global, Inc. (Canada)	79,800	4,987,500
Tyson Foods, Inc. Class A	51,899	2,620,381
U-Haul Holding Co.	44,558	2,334,394
United Rentals, Inc.	9,404	4,180,736

		115,967,831

Energy - 7.2%
Baker Hughes Co.	127,349	4,497,967
Cheniere Energy, Inc.	17,357	2,880,568
Enphase Energy, Inc. *	4,378	526,017
Halliburton Co.	27,512	1,114,236
Hess Corp.	40,299	6,165,747
Noble Corp. PLC	166,843	8,450,598
Pioneer Natural Resources Co.	36,279	8,327,844
Transocean Ltd. *	555,444	4,560,195
Valero Energy Corp.	23,728	3,362,495

		39,885,667

Financial - 15.9%
Agree Realty Corp. REIT	88,905	4,911,112
Arch Capital Group Ltd. *	71,222	5,677,106
Axis Capital Holdings Ltd.	60,574	3,414,556
Brown & Brown, Inc.	81,465	5,689,516
Cboe Global Markets, Inc.	88,721	13,859,107
Citizens Financial Group, Inc.	161,794	4,336,079
Commerce Bancshares, Inc.	16,779	805,056
EastGroup Properties, Inc. REIT	31,795	5,294,821
Evercore, Inc. Class A	48,138	6,637,268
Everest Group Ltd.	10,475	3,893,243
First American Financial Corp.	50,714	2,864,834
First Horizon Corp.	695,766	7,667,341
Host Hotels & Resorts, Inc. REIT	72,916	1,171,760
Kinsale Capital Group, Inc.	13,389	5,544,787
Mid-America Apartment Communities, Inc. REIT	25,758	3,313,767
STAG Industrial, Inc. REIT	246,684	8,513,065
White Mountains Insurance Group Ltd.	3,141	4,697,962

		88,291,380

Industrial - 15.2%
AGCO Corp.	14,777	1,747,824
Agilent Technologies, Inc.	47,532	5,315,028
AMETEK, Inc.	24,301	3,590,716
Builders FirstSource, Inc. *	8,647	1,076,465
BWX Technologies, Inc.	31,394	2,353,922
Carrier Global Corp.	65,642	3,623,438
Chart Industries, Inc. *	69,316	11,722,722
Clean Harbors, Inc. *	25,060	4,194,042
Eagle Materials, Inc.	28,432	4,734,497
Flex Ltd. *	94,092	2,538,602
Garmin Ltd.	7,722	812,354
Generac Holdings, Inc. *	9,611	1,047,215
Hubbell, Inc.	28,370	8,891,442
Huntington Ingalls Industries, Inc.	8,471	1,732,997
Ingersoll Rand, Inc.	16,689	1,063,423
Keysight Technologies, Inc. *	23,922	3,165,120
Kirby Corp. *	10,759	890,845
Knight-Swift Transportation Holdings, Inc.	31,254	1,567,388
L3Harris Technologies, Inc.	3,170	551,960
Martin Marietta Materials, Inc.	6,443	2,644,723
Owens Corning	27,714	3,780,467

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Parker-Hannifin Corp.	7,674	$2,989,176
Rockwell Automation, Inc.	1,737	496,556
Textron, Inc.	64,862	5,068,317
Timken Co.	51,679	3,797,890
Universal Display Corp.	10,465	1,642,900
Vulcan Materials Co.	16,053	3,243,027

		84,283,056

Technology - 17.0%
AppLovin Corp. Class A *	130,695	5,222,572
Cadence Design Systems, Inc. *	11,752	2,753,494
Crowdstrike Holdings, Inc. Class A *	35,370	5,920,231
Dell Technologies, Inc. Class C	59,346	4,088,939
DXC Technology Co. *	54,490	1,135,027
Jack Henry & Associates, Inc.	10,502	1,587,272
KLA Corp.	2,885	1,323,234
Lumentum Holdings, Inc. *	32,429	1,465,142
Marvell Technology, Inc.	94,431	5,111,550
Microchip Technology, Inc.	7,393	577,024
Monolithic Power Systems, Inc.	4,816	2,224,992
ON Semiconductor Corp. *	44,418	4,128,653
Palantir Technologies, Inc. Class A *	1,614,817	25,837,072
Paycom Software, Inc.	3,923	1,017,116
Pure Storage, Inc. Class A *	114,109	4,064,562
Skyworks Solutions, Inc.	25,345	2,498,763
Splunk, Inc. *	38,296	5,600,790
Take-Two Interactive Software, Inc. *	25,733	3,612,656
Teradata Corp. *	156,886	7,063,008
Teradyne, Inc.	47,989	4,820,975
Workday, Inc. Class A *	16,109	3,461,019
Zebra Technologies Corp. Class A *	1,692	400,209

		93,914,300

Utilities - 5.7%
Atmos Energy Corp.	53,105	5,625,413
CenterPoint Energy, Inc.	462,595	12,420,676
Evergy, Inc.	76,955	3,901,618
PPL Corp.	282,419	6,653,792
WEC Energy Group, Inc.	36,632	2,950,707

		31,552,206

Total Common Stocks (Cost $536,078,596)		551,452,082

	Principal Amount

SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $1,913,830; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $1,951,385)	$1,913,041	1,913,041

Value
Total Short-Term Investments (Cost $1,913,041)	$1,913,041

TOTAL INVESTMENTS - 99.8% (Cost $537,991,637)	553,365,123

OTHER ASSETS & LIABILITIES, NET - 0.2%	1,185,587

NET ASSETS - 100.0%	$554,550,710

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$551,452,082	$551,452,082	$-	$-
	Short-Term Investments	1,913,041	-	1,913,041	-

	Total	$553,365,123	$551,452,082	$1,913,041	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Communications - 7.1%
Arista Networks, Inc. *	20,150	$3,706,190
FactSet Research Systems, Inc.	16,925	7,400,625
Pinterest, Inc. Class A *	854,988	23,110,326
Trade Desk, Inc. Class A *	230,710	18,029,986

		52,247,127

Consumer, Cyclical - 17.5%
BorgWarner, Inc.	433,766	17,511,133
Copart, Inc. *	273,905	11,802,567
Fastenal Co.	225,575	12,325,418
Floor & Decor Holdings, Inc. Class A *	154,807	14,010,034
Foot Locker, Inc.	289,113	5,016,111
Fox Factory Holding Corp. *	47,115	4,668,154
Levi Strauss & Co. Class A	543,412	7,379,535
Lululemon Athletica, Inc. *	30,914	11,920,748
National Vision Holdings, Inc. *	274,111	4,435,116
On Holding AG Class A * (Switzerland)	388,815	10,816,833
Pool Corp.	45,634	16,250,267
Vail Resorts, Inc.	59,671	13,240,398

		129,376,314

Consumer, Non-Cyclical - 29.8%
Bio-Techne Corp.	190,905	12,994,903
Brown-Forman Corp. Class B	199,751	11,523,635
Cooper Cos., Inc.	34,624	11,010,778
CoStar Group, Inc. *	428,321	32,933,602
Dexcom, Inc. *	224,054	20,904,238
Edwards Lifesciences Corp. *	151,577	10,501,255
Envista Holdings Corp. *	374,716	10,447,082
GE HealthCare Technologies, Inc. *	54,997	3,741,996
Genmab AS ADR * (Denmark)	267,501	9,434,760
IDEXX Laboratories, Inc. *	26,799	11,718,399
Inspire Medical Systems, Inc. *	35,300	7,004,932
Intuitive Surgical, Inc. *	53,109	15,523,230
Ionis Pharmaceuticals, Inc. *	117,275	5,319,594
MarketAxess Holdings, Inc.	85,364	18,237,165
Repligen Corp. *	96,634	15,365,772
Rollins, Inc.	97,637	3,644,789
West Pharmaceutical Services, Inc.	32,220	12,089,266
WillScot Mobile Mini Holdings Corp. *	204,177	8,491,722

		220,887,118

Financial - 1.4%
Kinsale Capital Group, Inc.	25,296	10,475,832

Industrial - 22.1%
Agilent Technologies, Inc.	89,827	10,044,455
AO Smith Corp.	170,854	11,298,575
oherent Corp. *	250,883	8,188,821
Generac Holdings, Inc. *	101,136	11,019,778
HEICO Corp. Class A	117,509	15,184,513
Howmet Aerospace, Inc.	202,158	9,349,807
Keysight Technologies, Inc. *	74,062	9,799,143
Lincoln Electric Holdings, Inc.	54,725	9,948,458
Littelfuse, Inc.	36,815	9,105,086
Martin Marietta Materials, Inc.	25,464	10,452,463
Mettler-Toledo International, Inc. *	4,644	5,145,877
Novanta, Inc. *	69,457	9,962,912
Trex Co., Inc. *	181,025	11,156,571
Trimble, Inc. *	226,821	12,216,579
Universal Display Corp.	89,027	13,976,349
Westinghouse Air Brake Technologies Corp.	66,325	7,048,358

		163,897,745

	Shares	Value
Technology - 22.1%
Crowdstrike Holdings, Inc. Class A *	85,349	$14,285,716
DocuSign, Inc. *	62,781	2,636,802
DoubleVerify Holdings, Inc. *	256,533	7,170,097
EngageSmart, Inc. *	243,137	4,374,035
HubSpot, Inc. *	19,994	9,847,045
Lattice Semiconductor Corp. *	97,124	8,345,865
Microchip Technology, Inc.	191,967	14,983,024
Monolithic Power Systems, Inc.	37,174	17,174,388
Paycom Software, Inc.	52,454	13,599,749
Teradyne, Inc.	148,929	14,961,407
Tyler Technologies, Inc. *	40,709	15,719,373
Veeva Systems, Inc. Class A *	61,579	12,528,248
Workday, Inc. Class A *	45,396	9,753,331
Workiva, Inc. *	109,213	11,067,645
Zebra Technologies Corp. Class A *	30,704	7,262,417

		163,709,142

Total Common Stocks (Cost $743,635,115)		740,593,278

	Principal Amount

SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $2,647,075; collateralized by U.S. Treasury Notes: 1.375% due 11/15/31 and value $2,698,930)	$2,645,984	2,645,984

Total Short-Term Investments (Cost $2,645,984)		2,645,984

TOTAL INVESTMENTS - 100.4% (Cost $746,281,099)		743,239,262

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(2,923,719)

NET ASSETS - 100.0%		$740,315,543

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$740,593,278	$740,593,278	$-	$-
	Short-Term Investments	2,645,984	-	2,645,984	-

	Total	$743,239,262	$740,593,278	$2,645,984	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Basic Materials - 3.7%
Axalta Coating Systems Ltd. *	93,199	$2,507,053
CF Industries Holdings, Inc.	32,055	2,748,396
DuPont de Nemours, Inc.	63,290	4,720,801
FMC Corp.	27,201	1,821,651
PPG Industries, Inc.	34,949	4,536,380

		16,334,281

Communications - 3.5%
CDW Corp.	8,974	1,810,594
eBay, Inc.	67,105	2,958,660
Expedia Group, Inc. *	30,232	3,116,012
Gen Digital, Inc.	171,474	3,031,661
Interpublic Group of Cos., Inc.	63,802	1,828,565
Match Group, Inc. *	43,472	1,703,016
TEGNA, Inc.	83,904	1,222,481

		15,670,989

Consumer, Cyclical - 13.3%
Alaska Air Group, Inc. *	39,642	1,469,925
AutoZone, Inc. *	2,874	7,299,931
Boyd Gaming Corp.	31,908	1,940,964
Churchill Downs, Inc.	6,989	811,004
Darden Restaurants, Inc.	17,321	2,480,714
Domino’s Pizza, Inc.	4,118	1,559,857
Ferguson PLC	24,828	4,083,461
Gentex Corp.	94,731	3,082,547
Harley-Davidson, Inc.	66,834	2,209,532
International Game Technology PLC	43,458	1,317,646
Las Vegas Sands Corp.	43,058	1,973,779
Lear Corp.	10,063	1,350,455
LKQ Corp.	27,156	1,344,493
Marriott International, Inc. Class A	18,756	3,686,679
NVR, Inc. *	462	2,755,045
Polaris, Inc.	30,663	3,193,245
Ralph Lauren Corp.	12,233	1,420,129
Resideo Technologies, Inc. *	95,281	1,505,440
Ross Stores, Inc.	42,315	4,779,479
Tempur Sealy International, Inc.	90,525	3,923,353
WESCO International, Inc.	10,006	1,439,063
Whirlpool Corp.	20,386	2,725,608
Wyndham Hotels & Resorts, Inc.	40,494	2,815,953

		59,168,302

Consumer, Non-Cyclical - 14.8%
AMN Healthcare Services, Inc. *	18,716	1,594,229
ASGN, Inc. *	16,733	1,366,751
Avantor, Inc. *	154,467	3,256,164
Avery Dennison Corp.	16,945	3,095,343
Cencora, Inc.	40,972	7,373,731
Centene Corp. *	30,571	2,105,731
Coca-Cola Europacific Partners PLC (United Kingdom)	37,082	2,316,883
Corteva, Inc.	81,542	4,171,689
FleetCor Technologies, Inc. *	9,170	2,341,468
Fortrea Holdings, Inc. *	62,637	1,790,792
Global Payments, Inc.	12,067	1,392,411
H&R Block, Inc.	43,700	1,881,722
HCA Healthcare, Inc.	6,523	1,604,528
Humana, Inc.	4,545	2,211,233
ICON PLC *	22,014	5,420,948
IQVIA Holdings, Inc. *	7,707	1,516,352
Kenvue, Inc.	95,116	1,909,929
Laboratory Corp. of America Holdings	7,162	1,439,920

	Shares	Value
Molina Healthcare, Inc. *	11,263	$3,693,025
RB Global, Inc. (Canada)	57,620	3,601,250
Robert Half, Inc.	24,961	1,829,142
TransUnion	32,214	2,312,643
US Foods Holding Corp. *	126,551	5,024,075
Zimmer Biomet Holdings, Inc.	24,509	2,750,400

		66,000,359

Energy - 6.2%
Devon Energy Corp.	51,307	2,447,344
Diamondback Energy, Inc.	14,092	2,182,569
Halliburton Co.	172,499	6,986,209
Marathon Petroleum Corp.	19,836	3,001,980
Pioneer Natural Resources Co.	12,914	2,964,409
Schlumberger NV	59,356	3,460,455
Teck Resources Ltd. Class B (Canada)	52,739	2,272,523
Valero Energy Corp.	12,229	1,732,972
Weatherford International PLC *	29,948	2,705,203

		27,753,664

Financial - 21.0%
Aflac, Inc.	37,776	2,899,308
American Homes 4 Rent Class A REIT	61,647	2,076,887
Ameriprise Financial, Inc.	28,778	9,487,531
Aon PLC Class A	8,963	2,905,984
Arch Capital Group Ltd. *	29,269	2,333,032
Ares Management Corp. Class A	32,772	3,371,256
Arthur J Gallagher & Co.	15,533	3,540,437
Discover Financial Services	59,438	5,149,114
East West Bancorp, Inc.	28,914	1,524,057
EastGroup Properties, Inc. REIT	9,107	1,516,589
Equity LifeStyle Properties, Inc. REIT	20,915	1,332,495
Equity Residential REIT	45,115	2,648,702
Essex Property Trust, Inc. REIT	11,812	2,505,207
Evercore, Inc. Class A	18,046	2,488,182
Everest Group Ltd.	10,403	3,866,483
Fifth Third Bancorp	170,709	4,324,059
First American Financial Corp.	54,169	3,060,007
Globe Life, Inc.	30,802	3,349,101
Healthpeak Properties, Inc. REIT	103,976	1,908,999
Huntington Bancshares, Inc.	345,260	3,590,704
Lamar Advertising Co. Class A REIT	37,288	3,112,429
LPL Financial Holdings, Inc.	13,525	3,214,216
Regency Centers Corp. REIT	69,066	4,105,283
RenaissanceRe Holdings Ltd. (Bermuda)	9,546	1,889,344
Rexford Industrial Realty, Inc. REIT	29,164	1,439,243
Rocket Cos., Inc. Class A *	100,349	820,855
Ryan Specialty Holdings, Inc. *	17,061	825,752
Simon Property Group, Inc. REIT	34,991	3,780,078
SLM Corp.	57,606	784,594
Synchrony Financial	33,247	1,016,361
Travelers Cos., Inc.	7,809	1,275,288
VICI Properties, Inc. REIT	78,566	2,286,271
Voya Financial, Inc.	16,719	1,110,977
Welltower, Inc. REIT	44,254	3,625,288

		93,164,113

Industrial - 21.7%
Advanced Drainage Systems, Inc.	14,269	1,624,240
Allegion PLC	40,255	4,194,571
AMETEK, Inc.	53,994	7,978,153
Atkore, Inc. *	4,659	695,076
Builders FirstSource, Inc. *	11,891	1,480,311
BWX Technologies, Inc.	50,911	3,817,307
Curtiss-Wright Corp.	19,955	3,903,797
Dover Corp.	41,725	5,821,055
Eaton Corp. PLC	17,357	3,701,901
Expeditors International of Washington, Inc.	35,460	4,064,780
Flex Ltd. *	78,131	2,107,974

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Fortive Corp.	35,801	$2,655,002
Frontdoor, Inc. *	78,568	2,403,395
Garmin Ltd.	23,589	2,481,563
Hexcel Corp.	35,605	2,319,310
Howmet Aerospace, Inc.	132,422	6,124,517
ITT, Inc.	18,545	1,815,741
L3Harris Technologies, Inc.	6,736	1,172,872
Landstar System, Inc.	19,475	3,445,907
Masco Corp.	80,782	4,317,798
Mohawk Industries, Inc. *	2,514	215,726
Norfolk Southern Corp.	19,461	3,832,455
nVent Electric PLC	54,884	2,908,303
Otis Worldwide Corp.	44,539	3,576,927
Packaging Corp. of America	13,773	2,114,844
Parker-Hannifin Corp.	19,474	7,585,512
TE Connectivity Ltd.	29,996	3,705,406
Textron, Inc.	81,027	6,331,450

		96,395,893

Technology - 9.1%
Check Point Software Technologies Ltd. * (Israel)	32,620	4,347,594
Cognizant Technology Solutions Corp. Class A	46,565	3,154,313
Dell Technologies, Inc. Class C	65,309	4,499,790
Fidelity National Information Services, Inc.	25,006	1,382,082
KLA Corp.	3,375	1,547,977
Leidos Holdings, Inc.	16,638	1,533,358
Microchip Technology, Inc.	32,931	2,570,265
NetApp, Inc.	25,407	1,927,883
NXP Semiconductors NV (China)	10,654	2,129,948
Qorvo, Inc. *	24,005	2,291,757
Science Applications International Corp.	23,418	2,471,536
SS&C Technologies Holdings, Inc.	63,288	3,325,152
Take-Two Interactive Software, Inc. *	22,083	3,100,232
Teradyne, Inc.	39,943	4,012,674
Zebra Technologies Corp. Class A *	8,244	1,949,953

		40,244,514

Utilities - 4.5%
American Electric Power Co., Inc.	46,804	3,520,597
CenterPoint Energy, Inc.	252,893	6,790,177
DTE Energy Co.	26,078	2,589,024
Entergy Corp.	47,090	4,355,825
FirstEnergy Corp.	75,684	2,586,879

		19,842,502

Total Common Stocks (Cost $372,011,440)		434,574,617

	Principal Amount
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements - 2.3%
State Street Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $10,382,452; collateralized by U.S. Treasury Notes and Federal Home Loan Mortgage Corp: 1.500% - 3.500% due 01/31/27 - 10/01/47 and value $10,585,776)	$10,378,171	10,378,171

Value
Total Short-Term Investments (Cost $10,378,171)	$10,378,171

TOTAL INVESTMENTS - 100.1% (Cost $382,389,611)	444,952,788

OTHER ASSETS & LIABILITIES, NET - (0.1%)	(615,362)

NET ASSETS - 100.0%	$444,337,426

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$434,574,617	$434,574,617	$-	$-
	Short-Term Investments	10,378,171	-	10,378,171	-

	Total	$444,952,788	$434,574,617	$10,378,171	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent Value Rights * Ω	3,680	$1,582
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	154	391
OmniAb, Inc. $12.50 - Earn Out Shares * Ω ±	660	-
OmniAb, Inc. $15.00 - Earn Out Shares * Ω ±	660	-

		1,973

Total Rights (Cost $1,435)		1,973

COMMON STOCKS - 98.5%
Basic Materials - 4.3%
5E Advanced Materials, Inc. *	806	1,822
AdvanSix, Inc.	2,335	72,572
Alcoa Corp.	1,608	46,728
American Vanguard Corp.	2,008	21,947
Ashland, Inc.	636	51,948
Avient Corp.	49,261	1,739,898
Caledonia Mining Corp. PLC (South Africa)	1,328	13,094
Carpenter Technology Corp.	4,248	285,508
Centrus Energy Corp. Class A *	1,081	61,358
Codexis, Inc. *	5,527	10,446
Coeur Mining, Inc. *	29,442	65,361
Commercial Metals Co.	20,220	999,070
Constellium SE *	4,200	76,440
Contango ORE, Inc. *	119	2,159
Dakota Gold Corp. *	1,458	3,762
Danimer Scientific, Inc. *	7,699	15,937
Ecovyst, Inc. *	6,573	64,678
Elementis PLC * (United Kingdom)	1,497,351	2,258,498
Encore Energy Corp. * (Canada)	12,800	41,728
Energy Fuels, Inc. *	2,040	16,769
Glatfelter Corp. *	3,399	6,798
Haynes International, Inc.	1,083	50,381
HB Fuller Co.	509	34,922
Hecla Mining Co.	42,572	166,457
i-80 Gold Corp. * (Canada)	15,881	24,298
Innospec, Inc.	260	26,572
Intrepid Potash, Inc. *	934	23,499
Kaiser Aluminum Corp.	105	7,902
Koppers Holdings, Inc.	1,804	71,348
Kronos Worldwide, Inc.	1,867	14,469
Mativ Holdings, Inc.	4,772	68,049
Minerals Technologies, Inc.	2,877	157,545
Oil-Dri Corp. of America	316	19,513
Olin Corp.	5,226	261,195
Origin Materials, Inc. *	9,596	12,283
Perimeter Solutions SA *	13,559	61,558
Piedmont Lithium, Inc. *	1,084	43,035
PolyMet Mining Corp. * (Canada)	2,143	4,457
Rayonier Advanced Materials, Inc. *	5,277	18,681
Rogers Corp. *	399	52,457
Schnitzer Steel Industries, Inc. Class A	2,286	63,665
Stepan Co.	1,669	125,125
Terawulf, Inc. *	11,741	14,794
Trinseo PLC	3,160	25,817
Tronox Holdings PLC	106,427	1,430,379
Uranium Energy Corp. *	32,631	168,050
Valhi, Inc.	283	3,753

		8,806,725

	Shares	Value
Communications - 1.9%
1-800-Flowers.com, Inc. Class A *	2,093	$14,651
ADTRAN Holdings, Inc.	6,820	56,129
Advantage Solutions, Inc. *	7,277	20,667
Allbirds, Inc. Class A *	9,147	10,153
AMC Networks, Inc. Class A *	2,692	31,712
Anterix, Inc. *	95	2,981
ATN International, Inc.	972	30,676
Aviat Networks, Inc. *	984	30,701
BARK, Inc. *	11,595	13,914
Blacksky Technology, Inc. *	11,129	13,021
Blade Air Mobility, Inc. *	5,081	13,160
Boston Omaha Corp. Class A *	1,849	30,305
Bumble, Inc. Class A *	8,892	132,669
Clear Channel Outdoor Holdings, Inc. *	33,605	53,096
Clearfield, Inc. *	28,439	815,062
Cogent Communications Holdings, Inc.	1,398	86,536
Consolidated Communications Holdings, Inc. *	5,437	18,594
ContextLogic, Inc. Class A *	2,105	9,283
DHI Group, Inc. *	4,226	12,932
DigitalBridge Group, Inc.	9,781	171,950
DZS, Inc. *	1,951	4,097
EchoStar Corp. Class A *	2,951	49,429
ePlus, Inc. *	2,203	139,935
Eventbrite, Inc. Class A *	827	8,154
EW Scripps Co. Class A *	2,621	14,363
Figs, Inc. Class A *	1,459	8,608
fuboTV, Inc. *	24,918	66,531
Gannett Co., Inc. *	13,176	32,281
Globalstar, Inc. *	7,561	9,905
Gogo, Inc. *	5,298	63,205
Gray Television, Inc.	6,825	47,229
HealthStream, Inc.	1,263	27,255
IDT Corp. Class B *	274	6,042
iHeartMedia, Inc. Class A *	8,979	28,374
KVH Industries, Inc. *	1,367	6,972
Lands’ End, Inc. *	1,379	10,301
Liberty Latin America Ltd. Class A *	2,986	24,366
Liberty Latin America Ltd. Class C *	12,974	105,868
Liquidity Services, Inc. *	836	14,730
Lumen Technologies, Inc. *	89,894	127,649
Magnite, Inc. *	6,816	51,393
MediaAlpha, Inc. Class A *	150	1,239
Mondee Holdings, Inc. *	514	1,835
NETGEAR, Inc. *	2,543	32,016
Nextdoor Holdings, Inc. *	5,630	10,247
Open Lending Corp. Class A *	560	4,099
Opendoor Technologies, Inc. *	45,241	119,436
Overstock.com, Inc. *	3,946	62,426
Preformed Line Products Co.	119	19,347
Ribbon Communications, Inc. *	7,985	21,400
Scholastic Corp.	2,409	91,879
Shenandoah Telecommunications Co.	4,239	87,366
Sinclair, Inc.	2,440	27,377
Solo Brands, Inc. Class A *	543	2,769
Spok Holdings, Inc.	1,442	20,577
Squarespace, Inc. Class A *	2,708	78,451
Stagwell, Inc. *	6,974	32,708
Stitch Fix, Inc. Class A *	3,747	12,927
TEGNA, Inc.	17,841	259,943
Telephone & Data Systems, Inc.	8,739	160,011
Terran Orbital Corp. *	7,332	6,103
Thryv Holdings, Inc. *	2,816	52,856
TrueCar, Inc. *	8,358	17,301
Tucows, Inc. Class A *	551	11,246
Urban One, Inc. *	1,785	8,971
Viavi Solutions, Inc. *	3,386	30,948

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Vivid Seats, Inc. Class A *	1,404	$9,014
WideOpenWest, Inc. *	4,700	35,955
Ziff Davis, Inc. *	3,184	202,789

		3,836,115

Consumer, Cyclical - 14.0%
A-Mark Precious Metals, Inc.	1,627	47,720
Abercrombie & Fitch Co. Class A *	2,051	115,615
Adient PLC *	67,130	2,463,671
Aeva Technologies, Inc. *	7,276	5,565
Allegiant Travel Co.	1,269	97,535
America’s Car-Mart, Inc. *	512	46,587
American Axle & Manufacturing Holdings, Inc. *	10,104	73,355
American Eagle Outfitters, Inc.	12,432	206,496
Asbury Automotive Group, Inc. *	1,824	419,648
Aurora Innovation, Inc. *	29,294	68,841
Bally’s Corp. *	1,147	15,037
Beacon Roofing Supply, Inc. *	4,257	328,513
Beazer Homes USA, Inc. *	2,640	65,762
Big 5 Sporting Goods Corp.	2,154	15,100
Big Lots, Inc.	2,393	12,228
Biglari Holdings, Inc. Class B *	55	9,130
BJ’s Restaurants, Inc. *	713	16,727
Blue Bird Corp. *	1,460	31,171
Bluegreen Vacations Holding Corp.	217	7,960
BlueLinx Holdings, Inc. *	760	62,388
Bowlero Corp. *	324	3,117
Boyd Gaming Corp.	7,362	447,830
Brinker International, Inc. *	22,373	706,763
Brunswick Corp.	10,038	793,002
Build-A-Bear Workshop, Inc.	308	9,058
Caleres, Inc.	3,027	87,057
Carrols Restaurant Group, Inc. *	3,243	21,371
Carter’s, Inc.	11,224	776,140
Carvana Co. *	4,734	198,733
Cato Corp. Class A	1,574	12,057
Century Casinos, Inc. *	307	1,575
Century Communities, Inc.	6,937	463,253
Chico’s FAS, Inc. *	10,337	77,321
Children’s Place, Inc. *	27,752	750,137
Chuy’s Holdings, Inc. *	282	10,034
Cinemark Holdings, Inc. *	1,514	27,782
Clarus Corp.	2,214	16,738
Clean Energy Fuels Corp. *	14,825	56,780
Commercial Vehicle Group, Inc. *	2,549	19,780
CompX International, Inc.	141	2,621
Cooper-Standard Holdings, Inc. *	1,010	13,554
Daktronics, Inc. *	3,453	30,801
Dalata Hotel Group PLC (Ireland)	146,927	623,684
Dana, Inc.	11,525	169,072
Denny’s Corp. *	1,173	9,935
Designer Brands, Inc. Class A	4,304	54,489
Destination XL Group, Inc. *	5,314	23,807
Dine Brands Global, Inc.	144	7,121
Dr. Martens PLC (United Kingdom)	371,426	636,254
Dream Finders Homes, Inc. Class A *	1,192	26,498
Duluth Holdings, Inc. Class B *	1,289	7,747
El Pollo Loco Holdings, Inc.	2,440	21,838
Escalade, Inc.	751	11,498
Ethan Allen Interiors, Inc.	2,012	60,159
Everi Holdings, Inc. *	2,748	36,329
EVgo, Inc. *	7,702	26,033
EVI Industries, Inc. *	114	2,829
Fiesta Restaurant Group, Inc. *	1,535	12,986
First Watch Restaurant Group, Inc. *	1,105	19,105
Foot Locker, Inc.	7,296	126,586
Forestar Group, Inc. *	1,620	43,643
Fossil Group, Inc. *	3,701	7,624
Full House Resorts, Inc. *	405	1,729

	Shares	Value
Funko, Inc. Class A *	992	$7,589
G-III Apparel Group Ltd. *	3,629	90,435
Genesco, Inc. *	1,041	32,084
Global Industrial Co.	276	9,246
GMS, Inc. *	2,467	157,814
Goodyear Tire & Rubber Co. *	24,848	308,861
Green Brick Partners, Inc. *	1,541	63,967
Group 1 Automotive, Inc.	2,030	545,481
GrowGeneration Corp. *	5,337	15,584
Guess?, Inc.	2,274	49,209
Hanesbrands, Inc.	10,516	41,643
Haverty Furniture Cos., Inc.	1,317	37,903
Hawaiian Holdings, Inc. *	4,628	29,295
Hibbett, Inc.	185	8,789
Hilton Grand Vacations, Inc. *	52,249	2,126,534
HNI Corp.	22,996	796,351
Holley, Inc. *	4,952	24,710
Hooker Furnishings Corp.	976	18,983
Hovnanian Enterprises, Inc. Class A *	435	44,222
Hudson Technologies, Inc. *	3,311	44,036
Hyliion Holdings Corp. *	12,561	14,822
indie Semiconductor, Inc. Class A * (China)	834	5,254
Interface, Inc.	5,020	49,246
iRobot Corp. *	263	9,968
J Jill, Inc. *	332	9,827
Jack in the Box, Inc.	10,788	745,019
JAKKS Pacific, Inc. *	619	11,507
JetBlue Airways Corp. *	29,535	135,861
Johnson Outdoors, Inc. Class A	460	25,157
KB Home	6,378	295,174
La-Z-Boy, Inc.	3,783	116,819
Landsea Homes Corp. *	1,129	10,150
Lazydays Holdings, Inc. *	1,032	7,843
LCI Industries	11,494	1,349,625
Leslie’s, Inc. *	14,200	80,372
LGI Homes, Inc. *	1,687	167,840
Life Time Group Holdings, Inc. *	2,774	42,193
Light & Wonder, Inc. *	4,262	304,008
Lindblad Expeditions Holdings, Inc. *	2,699	19,433
Lions Gate Entertainment Corp. Class A *	2,070	17,554
Lions Gate Entertainment Corp. Class B *	2,958	23,279
M/I Homes, Inc. *	5,981	502,643
Madison Square Garden Entertainment Corp. *	520	17,113
Malibu Boats, Inc. Class A *	654	32,059
Marcus Corp.	2,113	32,751
MarineMax, Inc. *	1,931	63,375
Mattel, Inc. *	149,912	3,302,561
MDC Holdings, Inc.	5,173	213,283
Meritage Homes Corp.	5,060	619,293
Methode Electronics, Inc.	3,085	70,492
Microvast Holdings, Inc. *	9,719	18,369
Miller Industries, Inc.	906	35,524
MillerKnoll, Inc.	6,631	162,128
Movado Group, Inc.	1,363	37,278
MRC Global, Inc. *	4,826	49,466
National Vision Holdings, Inc. *	6,444	104,264
Nikola Corp. *	53,459	83,931
Nu Skin Enterprises, Inc. Class A	4,495	95,339
ODP Corp. *	2,905	134,066
OneWater Marine, Inc. Class A *	1,021	26,158
OPENLANE, Inc. *	9,467	141,248
Oxford Industries, Inc.	328	31,531
Papa John’s International, Inc.	639	43,593
Patrick Industries, Inc.	1,644	123,399
PC Connection, Inc.	1,030	54,981
PetMed Express, Inc.	1,848	18,942
PriceSmart, Inc.	656	48,826
Purple Innovation, Inc.	5,475	9,362
Red Rock Resorts, Inc. Class A	1,964	80,524
Reservoir Media, Inc. *	1,737	10,596
Resideo Technologies, Inc. *	12,909	203,962

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
REV Group, Inc.	2,689	$ 43,024
Rocky Brands, Inc.	506	7,438
Rush Enterprises, Inc. Class A	5,442	222,197
Rush Enterprises, Inc. Class B	855	38,723
Sally Beauty Holdings, Inc. *	431	3,612
Savers Value Village, Inc. *	1,110	20,724
ScanSource, Inc. *	2,210	66,985
SeaWorld Entertainment, Inc. *	151	6,984
SES AI Corp. *	9,712	22,046
Shoe Carnival, Inc.	1,674	40,226
Signet Jewelers Ltd. (NYSE)	3,948	283,506
Six Flags Entertainment Corp. *	1,280	30,093
Skyline Champion Corp. *	2,089	133,111
SkyWest, Inc. *	3,854	161,637
Sleep Number Corp. *	850	20,901
Snap One Holdings Corp. *	1,560	14,414
Solid Power, Inc. *	13,232	26,729
Sonic Automotive, Inc. Class A	1,382	66,004
Sphere Entertainment Co. *	2,316	86,063
Spirit Airlines, Inc.	9,571	157,921
Sportsman’s Warehouse Holdings, Inc. *	2,895	12,999
Standard Motor Products, Inc.	1,881	63,239
Steelcase, Inc. Class A	8,175	91,315
Sun Country Airlines Holdings, Inc. *	1,501	22,275
Sweetgreen, Inc. Class A *	1,620	19,035
Taylor Morrison Home Corp. *	11,537	491,592
ThredUp, Inc. Class A *	4,983	19,982
Tile Shop Holdings, Inc. *	2,641	14,499
Tilly’s, Inc. Class A *	1,746	14,178
Titan International, Inc. *	4,496	60,381
Titan Machinery, Inc. *	1,853	49,253
Topgolf Callaway Brands Corp. *	12,758	176,571
Traeger, Inc. *	3,205	8,750
Tri Pointe Homes, Inc. *	8,785	240,270
TuSimple Holdings, Inc. Class A *	13,735	21,427
UniFirst Corp.	1,319	215,010
United Homes Group, Inc. *	455	2,548
Urban Outfitters, Inc. *	3,782	123,634
Vera Bradley, Inc. *	2,336	15,441
Veritiv Corp.	1,154	194,911
Virgin Galactic Holdings, Inc. *	10,216	18,389
Vista Outdoor, Inc. *	5,088	168,515
Vizio Holding Corp. Class A *	806	4,360
VOXX International Corp. *	1,183	9,440
VSE Corp.	1,118	56,392
Weyco Group, Inc.	543	13,765
Winmark Corp.	248	92,536
Winnebago Industries, Inc.	2,609	155,105
Wolverine World Wide, Inc.	705	5,682
Workhorse Group, Inc. *	15,729	6,518
Xperi, Inc. *	3,809	37,557
Xponential Fitness, Inc. Class A *	313	4,851
Zumiez, Inc. *	1,512	26,914

		28,733,935

Consumer, Non-Cyclical - 13.9%
23andMe Holding Co. Class A *	23,562	23,037
2seventy bio, Inc. *	4,595	18,012
2U, Inc. *	6,680	16,500
4D Molecular Therapeutics, Inc. *	3,134	39,896
Aadi Bioscience, Inc. *	1,566	7,579
Aaron’s Co., Inc.	2,740	28,688
ABM Industries, Inc.	5,838	233,578
Acacia Research Corp. *	3,393	12,384
ACCO Brands Corp.	8,365	48,015
Accolade, Inc. *	375	3,968
ACELYRIN, Inc. *	1,520	15,458
Acrivon Therapeutics, Inc. *	796	7,610
AdaptHealth Corp. *	4,038	36,746
Adaptive Biotechnologies Corp. *	2,560	13,952

	Shares	Value
Addus HomeCare Corp. *	715	$ 60,911
Adicet Bio, Inc. *	2,772	3,798
ADMA Biologics, Inc. *	8,701	31,150
Adtalem Global Education, Inc. *	3,827	163,987
Agenus, Inc. *	26,564	30,017
Agiliti, Inc. *	348	2,259
Agios Pharmaceuticals, Inc. *	4,897	121,201
Alico, Inc.	627	15,650
Alight, Inc. Class A *	35,372	250,787
Allakos, Inc. *	5,968	13,547
Allogene Therapeutics, Inc. *	7,128	22,596
Allovir, Inc. *	3,899	8,383
Alphatec Holdings, Inc. *	4,107	53,268
Alpine Immune Sciences, Inc. *	1,429	16,362
Altimmune, Inc. *	4,440	11,544
ALX Oncology Holdings, Inc. *	1,609	7,723
American Well Corp. Class A *	22,402	26,210
Amneal Pharmaceuticals, Inc. *	10,436	44,040
AnaptysBio, Inc. *	306	5,496
Andersons, Inc.	2,865	147,576
AngioDynamics, Inc. *	3,342	24,430
ANI Pharmaceuticals, Inc. *	265	15,386
Anika Therapeutics, Inc. *	1,302	24,256
Annexon, Inc. *	3,918	9,246
API Group Corp. *	5,948	154,232
Apogee Therapeutics, Inc. *	912	19,426
Arbutus Biopharma Corp. *	3,841	7,797
Arcturus Therapeutics Holdings, Inc. *	1,910	48,801
Arcus Biosciences, Inc. *	3,182	57,117
Ardelyx, Inc. *	6,443	26,287
Arlo Technologies, Inc. *	863	8,889
ARS Pharmaceuticals, Inc. *	1,598	6,040
Artivion, Inc. *	3,000	45,480
Arvinas, Inc. *	285	5,597
ASGN, Inc. *	3,127	255,413
Assertio Holdings, Inc. *	7,867	20,140
Astria Therapeutics, Inc. *	331	2,469
Atara Biotherapeutics, Inc. *	6,720	9,946
Atea Pharmaceuticals, Inc. *	6,535	19,605
AtriCure, Inc. *	1,176	51,509
Aura Biosciences, Inc. *	2,498	22,407
Avanos Medical, Inc. *	4,099	82,882
Aveanna Healthcare Holdings, Inc. *	2,844	3,384
Avidity Biosciences, Inc. *	6,378	40,692
B&G Foods, Inc.	6,252	61,832
Bakkt Holdings, Inc. *	5,470	6,400
Barrett Business Services, Inc.	41	3,700
Beam Therapeutics, Inc. *	612	14,719
BellRing Brands, Inc. *	8,682	357,959
Benson Hill, Inc. *	15,715	5,210
Beyond Air, Inc. *	524	1,210
BioAtla, Inc. *	3,983	6,771
BioCryst Pharmaceuticals, Inc. *	4,224	29,906
Biohaven Ltd. *	5,168	134,420
BioLife Solutions, Inc. *	302	4,171
Biote Corp. Class A *	534	2,734
Bluebird Bio, Inc. *	9,088	27,628
BRC, Inc. Class A *	738	2,649
Bridgebio Pharma, Inc. *	3,076	81,114
BrightView Holdings, Inc. *	3,828	29,667
Brookdale Senior Living, Inc. *	16,350	67,689
Butterfly Network, Inc. *	12,958	15,290
Cabaletta Bio, Inc. *	261	3,972
Cal-Maine Foods, Inc.	189	9,151
Cano Health, Inc. *	20,341	5,158
Cara Therapeutics, Inc. *	4,121	6,923
CareDx, Inc. *	4,469	31,283
CareMax, Inc. *	7,035	14,914
Caribou Biosciences, Inc. *	6,526	31,194
Carisma Therapeutics, Inc.	2,447	10,351
Cass Information Systems, Inc.	128	4,768

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Castle Biosciences, Inc. *	1,375	$ 23,224
Celcuity, Inc. *	1,514	13,838
Celldex Therapeutics, Inc. *	3,009	82,808
Central Garden & Pet Co. *	931	41,094
Central Garden & Pet Co. Class A *	3,421	137,148
Century Therapeutics, Inc. *	2,465	4,930
Chegg, Inc. *	1,546	13,790
Cimpress PLC * (Ireland)	671	46,977
Cipher Mining, Inc. *	3,344	7,792
Citius Pharmaceuticals, Inc. *	9,416	6,444
Cogent Biosciences, Inc. *	3,250	31,688
Coherus Biosciences, Inc. *	1,451	5,427
Colliers International Group, Inc. (Canada)	3,502	333,565
Community Health Systems, Inc. *	11,464	33,246
Compass Therapeutics, Inc. *	7,256	14,294
CompoSecure, Inc. *	266	1,716
CoreCivic, Inc. *	10,109	113,726
CorMedix, Inc. *	792	2,930
Crinetics Pharmaceuticals, Inc. *	4,739	140,938
Cross Country Healthcare, Inc. *	2,536	62,867
Cullinan Oncology, Inc. *	2,215	20,046
Cutera, Inc. *	1,378	8,296
CVRx, Inc. *	207	3,140
Cytokinetics, Inc. *	618	18,206
Day One Biopharmaceuticals, Inc. *	416	5,104
Deciphera Pharmaceuticals, Inc. *	3,077	39,139
Deluxe Corp.	3,861	72,934
Design Therapeutics, Inc. *	2,728	6,438
Disc Medicine, Inc. *	61	2,866
Distribution Solutions Group, Inc. *	78	2,028
Dole PLC	2,736	31,683
Duckhorn Portfolio, Inc. *	3,204	32,873
Dynavax Technologies Corp. *	1,921	28,373
Dyne Therapeutics, Inc. *	2,728	24,443
Eagle Pharmaceuticals, Inc. *	939	14,808
Edgewell Personal Care Co.	4,538	167,724
Edgewise Therapeutics, Inc. *	3,700	21,201
Editas Medicine, Inc. *	7,196	56,129
Embecta Corp.	4,510	67,876
Emerald Holding, Inc. *	1,491	6,739
Emergent BioSolutions, Inc. *	4,563	15,514
Enanta Pharmaceuticals, Inc. *	1,598	17,850
Enhabit, Inc. *	4,551	51,199
Enliven Therapeutics, Inc. *	2,100	28,686
Ennis, Inc.	2,346	49,782
Entrada Therapeutics, Inc. *	1,933	30,541
Envista Holdings Corp. *	52,361	1,459,825
EQRx, Inc. *	27,436	60,908
Erasca, Inc. *	7,006	13,802
European Wax Center, Inc. Class A *	217	3,515
EyePoint Pharmaceuticals, Inc. *	987	7,886
Fate Therapeutics, Inc. *	7,874	16,693
Fennec Pharmaceuticals, Inc. * (Canada)	1,104	8,291
FibroGen, Inc. *	8,190	7,067
First Advantage Corp.	4,398	60,648
FiscalNote Holdings, Inc. *	4,821	10,028
Forafric Global PLC * (Gibraltar)	289	3,263
Fresh Del Monte Produce, Inc.	2,992	77,313
Fulgent Genetics, Inc. *	1,780	47,597
Genelux Corp. *	1,187	29,070
Generation Bio Co. *	3,777	14,315
GEO Group, Inc. *	10,758	88,000
Geron Corp. *	10,852	23,006
Glanbia PLC (Ireland)	179,833	2,967,905
Graham Holdings Co. Class B	315	183,645
Graphite Bio, Inc. *	2,395	5,940
Green Dot Corp. Class A *	4,101	57,127
Gritstone bio, Inc. *	8,026	13,805
Hackett Group, Inc.	206	4,860
Hain Celestial Group, Inc. *	7,858	81,487
Healthcare Services Group, Inc.	205	2,138

	Shares	Value
Heidrick & Struggles International, Inc.	1,792	$ 44,836
Helen of Troy Ltd. *	2,122	247,340
Herbalife Ltd. *	2,437	34,094
Herc Holdings, Inc.	13,069	1,554,427
HF Foods Group, Inc. *	3,731	14,812
HilleVax, Inc. *	1,281	17,229
Hostess Brands, Inc. *	9,469	315,412
Humacyte, Inc. *	867	2,540
ICF International, Inc.	2,088	252,251
Icosavax, Inc. *	2,566	19,887
Ideaya Biosciences, Inc. *	1,750	47,215
IGM Biosciences, Inc. *	1,105	9,227
Ikena Oncology, Inc. *	1,848	8,002
Immuneering Corp. Class A *	451	3,464
ImmunityBio, Inc. *	1,869	3,159
ImmunoGen, Inc. *	8,793	139,545
Inari Medical, Inc. *	325	21,255
Information Services Group, Inc.	1,461	6,399
Ingles Markets, Inc. Class A	1,226	92,355
Inhibrx, Inc. *	1,065	19,543
Innoviva, Inc. *	4,680	60,793
Inogen, Inc. *	2,112	11,025
Inozyme Pharma, Inc. *	2,981	12,520
Integer Holdings Corp. *	21,739	1,704,990
Intellia Therapeutics, Inc. *	6,694	211,664
Invitae Corp. *	1,514	916
Iovance Biotherapeutics, Inc. *	20,139	91,632
Ironwood Pharmaceuticals, Inc. *	7,206	69,394
iTeos Therapeutics, Inc. *	2,295	25,130
Janux Therapeutics, Inc. *	1,402	14,132
John Wiley & Sons, Inc. Class A	3,748	139,313
KalVista Pharmaceuticals, Inc. *	2,264	21,802
Kelly Services, Inc. Class A	2,820	51,296
Kezar Life Sciences, Inc. *	6,775	8,062
Kforce, Inc.	17,213	1,026,928
Kiniksa Pharmaceuticals Ltd. Class A *	2,670	46,378
Kodiak Sciences, Inc. *	2,937	5,287
Korn Ferry	4,602	218,319
Krispy Kreme, Inc.	5,186	64,669
Kura Oncology, Inc. *	6,169	56,261
Larimar Therapeutics, Inc. *	2,226	8,793
Laureate Education, Inc.	1,631	22,997
Lexicon Pharmaceuticals, Inc. *	3,735	4,071
LifeStance Health Group, Inc. *	4,389	30,152
Ligand Pharmaceuticals, Inc. *	1,247	74,720
Limoneira Co.	1,486	22,766
Lincoln Educational Services Corp. *	2,206	18,641
Liquidia Corp. *	1,182	7,494
LivaNova PLC *	4,510	238,489
LiveRamp Holdings, Inc. *	5,834	168,253
Longboard Pharmaceuticals, Inc. *	816	4,537
Lyell Immunopharma, Inc. *	15,792	23,214
MacroGenics, Inc. *	3,860	17,988
MannKind Corp. *	4,223	17,441
Maple Leaf Foods, Inc. (Canada)	78,256	1,503,760
MarketWise, Inc.	3,146	5,034
Marqeta, Inc. Class A *	37,606	224,884
Matthews International Corp. Class A	1,952	75,952
MaxCyte, Inc. *	7,537	23,515
MeiraGTx Holdings PLC *	899	4,414
Mersana Therapeutics, Inc. *	3,686	4,681
MiMedx Group, Inc. *	10,225	74,540
Mineralys Therapeutics, Inc. *	961	9,139
Mission Produce, Inc. *	3,730	36,106
Monro, Inc.	2,781	77,228
Monte Rosa Therapeutics, Inc. *	2,513	12,037
Morphic Holding, Inc. *	348	7,973
Multiplan Corp. *	34,946	58,709
Myriad Genetics, Inc. *	7,188	115,296
Nano-X Imaging Ltd. * (Israel)	3,858	25,308
NanoString Technologies, Inc. *	562	967

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
National HealthCare Corp.	1,080	$ 69,098
Natural Grocers by Vitamin Cottage, Inc. Class C	789	10,186
Nature’s Sunshine Products, Inc. *	1,180	19,553
Nautilus Biotechnology, Inc. SPAC *	4,475	14,141
Neogen Corp. *	19,245	356,802
NeoGenomics, Inc. *	10,332	127,084
Nevro Corp. *	2,147	41,265
NGM Biopharmaceuticals, Inc. *	4,182	4,475
Nkarta, Inc. *	2,614	3,633
Novavax, Inc. *	1,528	11,063
Nurix Therapeutics, Inc. *	4,212	33,106
Nuvation Bio, Inc. *	13,497	18,086
Ocean Biomedical, Inc. *	717	2,796
Olema Pharmaceuticals, Inc. *	2,469	30,492
Omeros Corp. *	3,257	9,510
OmniAb, Inc. *	8,478	44,001
Omnicell, Inc. *	2,014	90,711
OPKO Health, Inc. *	34,815	55,704
OraSure Technologies, Inc. *	6,420	38,071
Organogenesis Holdings, Inc. *	5,798	18,438
ORIC Pharmaceuticals, Inc. *	3,579	21,653
Orthofix Medical, Inc. *	3,181	40,908
OrthoPediatrics Corp. *	150	4,800
Oscar Health, Inc. Class A *	12,631	70,355
Ovid therapeutics, Inc. *	5,165	19,834
Owens & Minor, Inc. *	6,589	106,478
Pacific Biosciences of California, Inc. *	10,030	83,751
Patterson Cos., Inc.	5,898	174,817
Paysafe Ltd. *	2,756	33,044
Pediatrix Medical Group, Inc. *	7,377	93,762
PepGen, Inc. *	644	3,272
Perdoceo Education Corp.	5,941	101,591
Performant Financial Corp. *	1,568	3,544
PetIQ, Inc. *	418	8,235
Phathom Pharmaceuticals, Inc. *	1,984	20,574
Phibro Animal Health Corp. Class A	1,249	15,950
PMV Pharmaceuticals, Inc. *	3,363	20,649
Point Biopharma Global, Inc. SPAC *	7,771	51,833
Poseida Therapeutics, Inc. *	6,179	14,706
Precigen, Inc. *	12,328	17,506
Prelude Therapeutics, Inc. *	769	2,376
Prestige Consumer Healthcare, Inc. *	4,370	249,920
Primo Water Corp.	11,956	164,993
PROG Holdings, Inc. *	3,312	109,992
ProKidney Corp. *	2,911	13,332
Protagonist Therapeutics, Inc. *	1,821	30,374
Protalix BioTherapeutics, Inc. *	4,723	7,840
PTC Therapeutics, Inc. *	1,215	27,228
Pulse Biosciences, Inc. *	980	3,949
QinetiQ Group PLC (United Kingdom)	399,513	1,547,285
Quad/Graphics, Inc. *	2,599	13,073
Quanex Building Products Corp.	2,905	81,834
Quanterix Corp. *	2,578	69,967
Quantum-Si, Inc. *	8,509	14,125
Rallybio Corp. *	2,819	9,500
RAPT Therapeutics, Inc. *	667	11,086
Recursion Pharmaceuticals, Inc. Class A *	11,940	91,341
REGENXBIO, Inc. *	3,528	58,071
Relay Therapeutics, Inc. *	8,001	67,288
Reneo Pharmaceuticals, Inc. *	444	3,381
Rent the Runway, Inc. Class A *	4,318	2,939
Repay Holdings Corp. *	7,064	53,616
Replimune Group, Inc. *	3,550	60,741
Resources Connection, Inc.	2,955	44,059
Rigel Pharmaceuticals, Inc. *	2,637	2,848
Riot Platforms, Inc. *	4,519	42,162
Rocket Pharmaceuticals, Inc. *	604	12,376
Sabre Corp. *	21,940	98,511
Sage Therapeutics, Inc. *	293	6,030
Sagimet Biosciences, Inc. Class A *	260	2,288

	Shares	Value
Sana Biotechnology, Inc. *	7,854	$ 30,395
Sangamo Therapeutics, Inc. *	11,843	7,103
Savara, Inc. *	7,282	27,526
Scholar Rock Holding Corp. *	3,759	26,689
Scilex Holding Co. *	6,965	9,751
SEACOR Marine Holdings, Inc. *	2,134	29,620
Seer, Inc. *	5,538	12,239
Selecta Biosciences, Inc. *	7,871	8,343
Seneca Foods Corp. Class A *	475	25,569
Seres Therapeutics, Inc. *	2,969	7,066
SomaLogic, Inc. *	13,090	31,285
SpartanNash Co.	3,007	66,154
Sterling Check Corp. *	2,583	32,597
Stoke Therapeutics, Inc. *	2,530	9,968
StoneCo Ltd. Class A * (Brazil)	10,134	108,130
Strategic Education, Inc.	1,991	149,823
SunOpta, Inc. * (Canada)	518	1,746
Surgery Partners, Inc. *	578	16,907
Sutro Biopharma, Inc. *	5,169	17,936
Syndax Pharmaceuticals, Inc. *	1,003	14,564
Tango Therapeutics, Inc. *	3,965	44,646
Taro Pharmaceutical Industries Ltd. *	738	27,830
Tarsus Pharmaceuticals, Inc. *	2,102	37,353
Tejon Ranch Co. *	1,849	29,991
Tenaya Therapeutics, Inc. *	4,212	10,741
Terns Pharmaceuticals, Inc. *	1,293	6,504
Textainer Group Holdings Ltd. (China)	3,686	137,303
Theravance Biopharma, Inc. *	4,981	42,986
Theseus Pharmaceuticals, Inc. *	1,655	4,452
Third Harmonic Bio, Inc. *	1,802	11,515
Thorne HealthTech, Inc. *	708	7,215
Travere Therapeutics, Inc. *	365	3,263
TreeHouse Foods, Inc. *	3,993	174,015
Trevi Therapeutics, Inc. *	3,729	8,129
Triton International Ltd. * (Bermuda)	4,093	336,690
TrueBlue, Inc. *	2,716	39,844
Turnstone Biologics Corp. *	588	2,317
Twist Bioscience Corp. *	4,973	100,753
Tyra Biosciences, Inc. *	813	11,195
United Natural Foods, Inc. *	5,244	74,150
Universal Corp.	2,140	101,029
Universal Technical Institute, Inc. *	2,272	19,039
Upbound Group, Inc.	310	9,130
UroGen Pharma Ltd. *	283	3,965
Utah Medical Products, Inc.	11	946
V2X, Inc. *	1,033	53,365
Vanda Pharmaceuticals, Inc. *	4,909	21,207
Varex Imaging Corp. *	3,470	65,201
Vector Group Ltd.	10,633	113,135
Vera Therapeutics, Inc. *	1,454	19,934
Veracyte, Inc. *	6,359	141,996
Verve Therapeutics, Inc. *	4,447	58,967
Vicarious Surgical, Inc. *	3,422	2,021
Vigil Neuroscience, Inc. *	1,411	7,605
Village Super Market, Inc. Class A	758	17,161
Vir Biotechnology, Inc. *	6,944	65,065
Viridian Therapeutics, Inc. *	819	12,563
Vor BioPharma, Inc. *	3,426	7,263
Waldencast PLC Class A *	3,124	29,428
WaVe Life Sciences Ltd. *	5,224	30,038
Weis Markets, Inc.	1,440	90,720
Willdan Group, Inc. *	1,082	22,105
WillScot Mobile Mini Holdings Corp. *	12,909	536,885
WW International, Inc. *	4,879	54,011
X4 Pharmaceuticals, Inc. *	5,760	6,278
Xencor, Inc. *	2,368	47,715
XOMA Corp. *	609	8,581
Y-mAbs Therapeutics, Inc. *	1,754	9,559
Zevia PBC Class A *	999	2,218
Zevra Therapeutics, Inc. *	3,172	15,289
Zimvie, Inc. *	2,200	20,702

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Zura Bio Ltd. * (United Kingdom)	1,151	$ 7,597
Zymeworks, Inc. *	4,778	30,293

		28,460,254

Energy - 9.4%
Alpha Metallurgical Resources, Inc.	1,026	266,483
Amplify Energy Corp. *	3,331	24,483
Arch Resources, Inc.	1,603	273,568
Archrock, Inc.	9,973	125,660
Aris Water Solutions, Inc. Class A	2,560	25,549
Atlas Energy Solutions, Inc. Class A	1,248	27,743
Berry Corp.	6,954	57,023
Bristow Group, Inc. *	2,133	60,087
California Resources Corp.	6,317	353,815
Callon Petroleum Co. *	5,411	211,678
Chord Energy Corp.	3,683	596,904
Civitas Resources, Inc.	6,127	495,490
Cleanspark, Inc. *	8,498	32,377
CNX Resources Corp. *	14,020	316,572
Comstock Resources, Inc.	8,200	90,446
CONSOL Energy, Inc.	2,946	309,065
Core Laboratories, Inc.	2,771	66,532
Crescent Energy Co. Class A	2,140	27,050
Crescent Point Energy Corp. (Canada)	426,114	3,532,519
CVR Energy, Inc.	258	8,780
Delek U.S. Holdings, Inc.	5,749	163,329
Diamond Offshore Drilling, Inc. *	8,904	130,711
DMC Global, Inc. *	1,153	28,214
Dril-Quip, Inc. *	3,068	86,426
Earthstone Energy, Inc. Class A *	5,062	102,455
Energy Vault Holdings, Inc. *	8,094	20,640
Eneti, Inc.	2,121	21,380
Eos Energy Enterprises, Inc. *	1,306	2,808
Equitrans Midstream Corp.	27,450	257,206
Excelerate Energy, Inc. Class A	393	6,697
Expro Group Holdings NV *	4,824	112,061
Forum Energy Technologies, Inc. *	847	20,345
FuelCell Energy, Inc. *	35,880	45,926
FutureFuel Corp.	2,054	14,727
Gevo, Inc. *	21,805	25,948
Golar LNG Ltd. (Cameroon)	8,399	203,760
Granite Ridge Resources, Inc.	2,364	14,420
Green Plains, Inc. *	80,346	2,418,415
Gulfport Energy Corp. *	966	114,626
Hallador Energy Co. *	1,952	28,148
Helix Energy Solutions Group, Inc. *	12,618	140,943
Helmerich & Payne, Inc.	8,580	361,733
HighPeak Energy, Inc.	220	3,714
Kinetik Holdings, Inc.	1,367	46,136
KLX Energy Services Holdings, Inc. *	998	11,826
Kodiak Gas Services, Inc. *	881	15,752
Liberty Energy, Inc.	13,761	254,854
Magnolia Oil & Gas Corp. Class A	1,112	25,476
Mammoth Energy Services, Inc. *	2,022	9,382
Matador Resources Co.	8,240	490,115
Maxeon Solar Technologies Ltd. *	739	8,565
Murphy Oil Corp.	13,154	596,534
Nabors Industries Ltd. *	81	9,974
NACCO Industries, Inc. Class A	404	14,168
Newpark Resources, Inc. *	6,691	46,235
Noble Corp. PLC	1,653	83,724
Northern Oil & Gas, Inc.	781	31,420
NOW, Inc. *	9,453	112,207
Oil States International, Inc. *	5,686	47,592
Par Pacific Holdings, Inc. *	2,991	107,496
Patterson-UTI Energy, Inc.	29,472	407,892
PBF Energy, Inc. Class A	10,036	537,227
Peabody Energy Corp.	11,007	286,072
Permian Resources Corp.	20,488	286,012
PrimeEnergy Resources Corp. *	53	6,147

	Shares	Value
ProFrac Holding Corp. Class A *	1,818	$ 19,780
ProPetro Holding Corp. *	8,904	94,649
Ramaco Resources, Inc. Class A	2,044	22,464
Ramaco Resources, Inc. Class B *	409	4,879
Ranger Energy Services, Inc.	1,389	19,696
REX American Resources Corp. *	1,051	42,797
Ring Energy, Inc. *	10,020	19,539
RPC, Inc.	7,386	66,031
SandRidge Energy, Inc.	2,116	33,137
Seadrill Ltd. * (Norway)	4,429	198,375
Select Water Solutions, Inc.	7,149	56,834
SilverBow Resources, Inc. *	1,375	49,184
Sitio Royalties Corp. Class A	3,958	95,823
SM Energy Co.	10,582	419,576
Solaris Oilfield Infrastructure, Inc. Class A	2,381	25,381
Stem, Inc. *	12,615	53,488
SunCoke Energy, Inc.	7,369	74,795
Sunnova Energy International, Inc. *	4,574	47,890
Talos Energy, Inc. *	9,724	159,862
TechnipFMC PLC (United Kingdom)	131,561	2,675,951
Tellurian, Inc. *	43,640	50,622
U.S. Silica Holdings, Inc. *	6,616	92,889
VAALCO Energy, Inc.	8,152	35,787
Verde Clean Fuels, Inc. *	454	1,712
Vital Energy, Inc. *	1,502	83,241
Vitesse Energy, Inc.	2,154	49,305
Warrior Met Coal, Inc.	4,601	235,019

		19,389,968

Financial - 30.6%
1st Source Corp.	1,482	62,377
Acadia Realty Trust REIT	8,315	119,320
ACNB Corp.	782	24,719
AFC Gamma, Inc. REIT	1,342	15,755
Alerus Financial Corp.	1,569	28,524
Alexander & Baldwin, Inc. REIT *	76,495	1,279,761
Alpine Income Property Trust, Inc. REIT	1,188	19,436
Amalgamated Financial Corp.	1,558	26,829
Ambac Financial Group, Inc. *	3,934	47,444
Amerant Bancorp, Inc.	2,363	41,211
American Assets Trust, Inc. REIT	4,447	86,494
American Coastal Insurance Corp. Class C *	1,744	12,836
American Equity Investment Life Holding Co . *	6,873	368,668
American National Bankshares, Inc.	925	35,094
American Realty Investors, Inc. *	134	1,959
Ameris Bancorp	5,808	222,969
AMERISAFE, Inc.	813	40,707
Ames National Corp.	739	12,260
Angel Oak Mortgage, Inc. REIT	1,127	9,613
Anywhere Real Estate, Inc. *	8,688	55,864
Apartment Investment & Management Co. Class A REIT *	12,994	88,359
Apollo Commercial Real Estate Finance, Inc. REIT	12,457	126,189
Apple Hospitality REIT, Inc.	19,037	292,028
Arbor Realty Trust, Inc. REIT	15,835	240,375
Ares Commercial Real Estate Corp. REIT	4,698	44,725
Argo Group International Holdings Ltd.	2,796	83,433
Armada Hoffler Properties, Inc. REIT	6,209	63,580
ARMOUR Residential REIT, Inc.	19,810	84,192
Arrow Financial Corp.	1,430	24,332
Artisan Partners Asset Management, Inc. Class A	1,545	57,814
Associated Banc-Corp.	13,309	227,717
Atlantic Union Bankshares Corp.	16,695	480,482
Atlanticus Holdings Corp. *	421	12,761
Avantax, Inc. *	398	10,181
Axos Financial, Inc. *	4,430	167,720
Banc of California, Inc.	4,789	59,288
BancFirst Corp.	1,661	144,059

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Banco Latinoamericano de Comercio Exterior SA (Panama)	2,336	$ 49,523
Bank First Corp.	809	62,414
Bank of Hawaii Corp.	3,335	165,716
Bank of Marin Bancorp	1,350	24,678
Bank of NT Butterfield & Son Ltd. (Bermuda)	4,084	110,595
Bank7 Corp.	193	4,344
BankUnited, Inc.	6,636	150,637
Bankwell Financial Group, Inc.	580	14,077
Banner Corp.	3,027	128,284
Bar Harbor Bankshares	1,345	31,782
BayCom Corp.	1,032	19,825
BCB Bancorp, Inc.	1,414	15,752
Berkshire Hills Bancorp, Inc.	4,011	80,421
BGC Group, Inc. Class A	14,294	75,472
Bit Digital, Inc. * (China)	5,666	12,125
Blackstone Mortgage Trust, Inc. Class A REIT	15,174	330,034
Blue Foundry Bancorp *	2,132	17,845
Blue Ridge Bankshares, Inc.	1,471	6,649
Braemar Hotels & Resorts, Inc. REIT	6,177	17,110
Brandywine Realty Trust REIT	15,654	71,069
Bread Financial Holdings, Inc.	19,058	651,784
Bridgewater Bancshares, Inc. *	1,782	16,893
Brightsphere Investment Group, Inc.	1,731	33,564
BrightSpire Capital, Inc. REIT	11,622	72,754
Broadstone Net Lease, Inc. REIT	16,673	238,424
Brookline Bancorp, Inc.	7,924	72,188
BRT Apartments Corp. REIT	1,064	18,375
Burke & Herbert Financial Services Corp.	529	24,580
Business First Bancshares, Inc.	2,141	40,165
Byline Bancorp, Inc.	2,259	44,525
C&F Financial Corp.	253	13,561
Cadence Bank	16,045	340,475
Cambridge Bancorp	683	42,544
Camden National Corp.	17,695	499,353
Cannae Holdings, Inc. *	6,451	120,247
Capital Bancorp, Inc.	982	18,786
Capital City Bank Group, Inc.	743	22,164
Capitol Federal Financial, Inc.	11,458	54,655
Capstar Financial Holdings, Inc.	1,745	24,762
CareTrust REIT, Inc.	8,087	165,783
Carter Bankshares, Inc. *	2,137	26,777
Cathay General Bancorp	6,157	214,017
CBL & Associates Properties, Inc. REIT	535	11,224
Centerspace REIT	1,355	81,652
Central Pacific Financial Corp.	2,426	40,466
Central Valley Community Bancorp	894	12,614
Chatham Lodging Trust REIT	4,353	41,658
Chemung Financial Corp.	269	10,655
Chicago Atlantic Real Estate Finance, Inc. REIT	1,444	21,256
Chimera Investment Corp. REIT	20,392	111,340
ChoiceOne Financial Services, Inc.	558	10,959
Citizens & Northern Corp.	1,315	23,078
Citizens Financial Services, Inc.	288	13,801
City Holding Co.	1,192	107,697
City Office REIT, Inc.	3,716	15,793
Civista Bancshares, Inc.	1,339	20,754
Claros Mortgage Trust, Inc. REIT	8,048	89,172
Clipper Realty, Inc. REIT	107	554
CNB Financial Corp.	1,810	32,779
CNO Financial Group, Inc.	93,442	2,217,379
Codorus Valley Bancorp, Inc.	806	15,024
Colony Bankcorp, Inc.	1,455	14,543
Columbia Banking System, Inc.	121,330	2,462,999
Columbia Financial, Inc. *	1,449	22,764
Community Bank System, Inc.	4,685	197,754
Community Healthcare Trust, Inc. REIT	813	24,146
Community Trust Bancorp, Inc.	1,354	46,388
Compass Diversified Holdings	5,542	104,023
Compass, Inc. Class A *	4,195	12,166

	Shares	Value
ConnectOne Bancorp, Inc.	3,258	$ 58,090
Consumer Portfolio Services, Inc. *	894	8,109
COPT Defense Properties REIT	9,993	238,133
CrossFirst Bankshares, Inc. *	4,078	41,147
CTO Realty Growth, Inc. REIT	2,093	33,928
Cushman & Wakefield PLC *	10,623	80,947
Customers Bancorp, Inc. *	2,500	86,125
CVB Financial Corp.	11,730	194,366
DiamondRock Hospitality Co. REIT	18,572	149,133
Dime Community Bancshares, Inc.	3,182	63,513
Diversified Healthcare Trust REIT	21,155	41,041
Donegal Group, Inc. Class A	1,194	17,020
Douglas Elliman, Inc.	6,928	15,657
Douglas Emmett, Inc. REIT	11,076	141,330
Dynex Capital, Inc. REIT	4,732	56,500
Eagle Bancorp, Inc.	2,625	56,306
Easterly Government Properties, Inc. REIT	8,236	94,137
Eastern Bankshares, Inc.	13,633	170,958
eHealth, Inc. *	1,652	12,225
Ellington Financial, Inc. REIT	5,658	70,555
Elme Communities REIT	7,971	108,724
Empire State Realty Trust, Inc. Class A REIT	11,677	93,883
Employers Holdings, Inc.	2,309	92,245
Enact Holdings, Inc.	2,632	71,669
Encore Capital Group, Inc. *	2,043	97,574
Enova International, Inc. *	2,717	138,214
Enstar Group Ltd. *	1,052	254,584
Enterprise Bancorp, Inc.	826	22,616
Enterprise Financial Services Corp.	3,187	119,512
Equity Bancshares, Inc. Class A	1,348	32,446
Equity Commonwealth REIT	9,308	170,988
Esquire Financial Holdings, Inc.	54	2,467
ESSA Bancorp, Inc.	693	10,402
Essent Group Ltd.	9,312	440,364
Essential Properties Realty Trust, Inc. REIT	12,281	265,638
Evans Bancorp, Inc.	426	11,417
F&G Annuities & Life, Inc.	1,608	45,120
Farmers & Merchants Bancorp, Inc.	1,134	19,879
Farmers National Banc Corp.	3,176	36,715
Farmland Partners, Inc. REIT	4,323	44,354
FB Financial Corp.	3,201	90,780
Federal Agricultural Mortgage Corp. Class C	661	101,992
Fidelis Insurance Holdings Ltd. * (Bermuda)	954	14,005
Fidelity D&D Bancorp, Inc.	409	18,569
Finance Of America Cos., Inc. Class A *	4,239	5,426
Financial Institutions, Inc.	1,290	21,711
First BanCorp	14,340	193,016
First Bancorp, Inc.	862	20,257
First Bancshares, Inc.	2,776	74,869
First Bank	1,761	18,984
First Busey Corp.	4,542	87,297
First Business Financial Services, Inc.	747	22,417
First Commonwealth Financial Corp.	25,933	316,642
First Community Bankshares, Inc.	1,586	46,708
First Community Corp.	668	11,536
First Financial Bancorp	8,273	162,151
First Financial Corp.	1,071	36,211
First Foundation, Inc.	4,600	27,968
First Interstate BancSystem, Inc. Class A	79,634	1,986,072
First Merchants Corp.	5,240	145,777
First Mid Bancshares, Inc.	1,682	44,674
First of Long Island Corp.	1,875	21,581
First Western Financial, Inc. *	790	14,339
FirstCash Holdings, Inc.	15,680	441,235
Five Star Bancorp	742	14,885
Flushing Financial Corp.	2,468	32,405
Forge Global Holdings, Inc. *	9,188	18,652
Four Corners Property Trust, Inc. REIT	6,893	152,956
Franklin BSP Realty Trust, Inc. REIT	7,329	97,036
FRP Holdings, Inc. *	601	32,436
FS Bancorp, Inc.	385	11,358

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
FTAI Infrastructure, Inc.	8,722	$ 28,085
Fulton Financial Corp.	14,461	175,123
FVCBankcorp, Inc. *	1,543	19,766
GCM Grosvenor, Inc. Class A	170	1,319
Genworth Financial, Inc. Class A *	42,007	246,161
German American Bancorp, Inc.	24,820	672,374
Getty Realty Corp. REIT	4,036	111,918
Glacier Bancorp, Inc.	9,840	280,440
Gladstone Commercial Corp. REIT	2,915	35,446
Gladstone Land Corp. REIT	3,019	42,960
Global Medical REIT, Inc.	5,488	49,227
Global Net Lease, Inc. REIT	17,379	167,012
GoHealth, Inc. Class A *	386	5,593
Granite Point Mortgage Trust, Inc. REIT	4,374	21,345
Great Southern Bancorp, Inc.	817	39,151
Greene County Bancorp, Inc.	304	7,311
Greenlight Capital Re Ltd. Class A *	2,038	21,888
Guaranty Bancshares, Inc.	770	22,091
Hamilton Lane, Inc. Class A	1,310	118,476
Hancock Whitney Corp.	7,649	282,937
Hanmi Financial Corp.	2,797	45,395
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	8,503	180,264
Hanover Insurance Group, Inc.	25,565	2,837,204
HarborOne Bancorp, Inc.	3,590	34,177
HBT Financial, Inc.	1,208	22,034
Heartland Financial USA, Inc.	3,735	109,921
Heritage Commerce Corp.	5,359	45,391
Heritage Financial Corp.	3,198	52,159
Hersha Hospitality Trust Class A REIT	2,647	26,099
Highwoods Properties, Inc. REIT	51,228	1,055,809
Hilltop Holdings, Inc.	4,121	116,872
Hingham Institution For Savings	135	25,211
Hippo Holdings, Inc. *	806	6,424
Home Bancorp, Inc.	604	19,249
Home BancShares, Inc.	16,814	352,085
HomeStreet, Inc.	1,585	12,347
HomeTrust Bancshares, Inc.	1,130	24,487
Hope Bancorp, Inc.	10,282	90,996
Horace Mann Educators Corp.	64,141	1,884,463
Horizon Bancorp, Inc.	3,931	41,983
Hudson Pacific Properties, Inc. REIT	11,919	79,261
Independence Realty Trust, Inc. REIT	20,099	282,793
Independent Bank Corp.	3,892	191,058
Independent Bank Corp. MI	1,774	32,535
Independent Bank Group, Inc.	3,221	127,391
Innovative Industrial Properties, Inc. REIT	2,473	187,107
International Bancshares Corp.	4,719	204,521
InvenTrust Properties Corp. REIT	6,036	143,717
Invesco Mortgage Capital, Inc. REIT	3,822	38,258
Investors Title Co.	79	11,699
Jackson Financial, Inc. Class A	7,306	279,235
James River Group Holdings Ltd.	3,153	48,399
JBG SMITH Properties REIT	9,641	139,409
John Marshall Bancorp, Inc.	1,089	19,439
Kearny Financial Corp.	4,931	34,172
Kennedy-Wilson Holdings, Inc.	10,520	155,065
Kite Realty Group Trust REIT	19,308	413,577
KKR Real Estate Finance Trust, Inc. REIT	5,312	63,053
Ladder Capital Corp. REIT	10,046	103,072
Lakeland Bancorp, Inc.	5,648	71,278
Lakeland Financial Corp.	2,078	98,622
LCNB Corp.	850	12,130
Legacy Housing Corp. *	842	16,343
Lemonade, Inc. *	3,798	44,133
LendingClub Corp . *	9,269	56,541
LendingTree, Inc. *	794	12,307
Live Oak Bancshares, Inc.	3,010	87,139
LTC Properties, Inc. REIT	3,716	119,395
Luther Burbank Corp.	1,257	10,559
LXP Industrial Trust REIT	25,660	228,374

	Shares	Value
Macatawa Bank Corp.	2,049	$ 18,359
Macerich Co. REIT	19,108	208,468
Maiden Holdings Ltd. *	7,589	13,357
MainStreet Bancshares, Inc.	548	11,256
Marcus & Millichap, Inc.	1,288	37,790
MBIA, Inc. *	4,317	31,126
McGrath RentCorp	35,820	3,590,597
Mercantile Bank Corp.	1,431	44,232
Merchants Bancorp	1,420	39,362
Mercury General Corp.	2,376	66,599
Metrocity Bankshares, Inc.	1,622	31,921
Metropolitan Bank Holding Corp. *	839	30,439
MFA Financial, Inc. REIT	8,939	85,904
Mid Penn Bancorp, Inc.	1,281	25,787
Middlefield Banc Corp.	645	16,389
Midland States Bancorp, Inc.	1,928	39,601
MidWestOne Financial Group, Inc.	1,248	25,372
Moelis & Co. Class A	2,470	111,471
Mr Cooper Group, Inc. *	5,761	308,559
MVB Financial Corp.	999	22,557
National Bank Holdings Corp. Class A	2,994	89,101
National Bankshares, Inc.	449	11,243
National Health Investors, Inc. REIT	3,367	172,929
National Western Life Group, Inc. Class A	199	87,061
Navient Corp.	7,858	135,315
NBT Bancorp, Inc.	3,732	118,267
Nelnet, Inc. Class A	1,289	115,133
NETSTREIT Corp. REIT	6,047	94,212
New York Mortgage Trust, Inc. REIT	8,182	69,465
Newmark Group, Inc. Class A	12,374	79,565
NewtekOne, Inc.	2,024	29,854
NexPoint Diversified Real Estate Trust REIT	2,847	24,797
Nexpoint Real Estate Finance, Inc. REIT	695	11,370
NexPoint Residential Trust, Inc. REIT	1,420	45,696
NI Holdings, Inc. *	657	8,456
Nicolet Bankshares, Inc.	1,151	80,317
NMI Holdings, Inc. Class A *	6,717	181,964
Northeast Bank	564	24,872
Northeast Community Bancorp, Inc.	1,143	16,871
Northfield Bancorp, Inc.	3,846	36,345
Northrim BanCorp, Inc.	494	19,572
Northwest Bancshares, Inc.	11,351	116,121
Norwood Financial Corp.	579	14,915
Oak Valley Bancorp	590	14,797
OceanFirst Financial Corp.	5,257	76,069
Ocwen Financial Corp. *	576	14,907
Office Properties Income Trust REIT	4,228	17,335
OFG Bancorp	4,123	123,113
Old National Bancorp	25,945	377,240
Old Second Bancorp, Inc.	3,928	53,460
One Liberty Properties, Inc. REIT	1,433	27,041
OppFi, Inc. *	1,579	3,979
Orange County Bancorp, Inc.	424	18,304
Orchid Island Capital, Inc. REIT	3,979	33,861
Origin Bancorp, Inc.	2,556	73,792
Orion Office REIT, Inc.	4,930	25,685
Orrstown Financial Services, Inc.	898	18,867
Outfront Media, Inc. REIT	6,955	70,245
Pacific Premier Bancorp, Inc.	8,372	182,175
PacWest Bancorp	10,302	81,489
Pagseguro Digital Ltd. Class A * (Brazil)	6,718	57,842
Paramount Group, Inc. REIT	16,924	78,189
Park National Corp.	1,280	120,986
Parke Bancorp, Inc.	931	15,166
Pathward Financial, Inc.	1,598	73,652
PCB Bancorp	939	14,508
Peakstone Realty Trust REIT *	3,171	52,765
Peapack-Gladstone Financial Corp.	1,575	40,399
Pebblebrook Hotel Trust REIT	10,884	147,914
Penns Woods Bancorp, Inc.	490	10,329
PennyMac Financial Services, Inc.	2,128	141,725

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
PennyMac Mortgage Investment Trust REIT	7,804	$ 96,770
Peoples Bancorp, Inc.	38,650	980,937
Peoples Financial Services Corp.	615	24,661
Phillips Edison & Co., Inc. REIT	8,609	288,746
Physicians Realty Trust REIT	21,038	256,453
Piedmont Office Realty Trust, Inc. Class A REIT	11,365	63,871
Pioneer Bancorp, Inc. *	989	8,446
Piper Sandler Cos.	5,985	869,680
Plumas Bancorp	370	12,632
Plymouth Industrial REIT, Inc.	3,789	79,380
Ponce Financial Group, Inc. *	1,825	14,272
Postal Realty Trust, Inc. Class A REIT	1,840	24,840
PotlatchDeltic Corp. REIT	6,982	316,913
PRA Group, Inc. *	3,378	64,891
Preferred Bank	787	48,991
Premier Financial Corp.	3,102	52,920
Primis Financial Corp.	1,810	14,751
Princeton Bancorp, Inc.	418	12,118
ProAssurance Corp.	4,607	87,026
Provident Financial Services, Inc.	6,483	99,125
QCR Holdings, Inc.	1,492	72,392
Radian Group, Inc.	13,823	347,096
RBB Bancorp	1,494	19,093
RE/MAX Holdings, Inc. Class A	1,563	20,225
Ready Capital Corp. REIT	14,240	143,966
Red River Bancshares, Inc.	408	18,752
Redwood Trust, Inc. REIT	9,965	71,050
Regional Management Corp.	607	16,802
Renasant Corp.	4,861	127,310
Republic Bancorp, Inc. Class A	719	31,672
Retail Opportunity Investments Corp. REIT	11,040	136,675
RLJ Lodging Trust REIT	14,003	137,089
RMR Group, Inc. Class A	433	10,617
RPT Realty REIT	7,636	80,636
S&T Bancorp, Inc.	3,446	93,318
Sabra Health Care REIT, Inc.	20,512	285,937
Safehold, Inc. REIT	3,891	69,260
Safety Insurance Group, Inc.	1,298	88,511
Sandy Spring Bancorp, Inc.	3,851	82,527
Saul Centers, Inc. REIT	142	5,008
Sculptor Capital Management, Inc.	778	9,025
Seacoast Banking Corp. of Florida	36,409	799,542
Security National Financial Corp. Class A *	900	7,056
Selectquote, Inc. *	12,121	14,182
Service Properties Trust REIT	14,763	113,527
ServisFirst Bancshares, Inc.	2,994	156,197
Shore Bancshares, Inc.	2,639	27,762
Sierra Bancorp	1,188	22,524
Simmons First National Corp. Class A	11,294	191,546
SiriusPoint Ltd. * (Bermuda)	7,438	75,644
SITE Centers Corp. REIT	17,074	210,522
Skyward Specialty Insurance Group, Inc. *	1,483	40,575
SL Green Realty Corp. REIT	5,339	199,145
SmartFinancial, Inc.	1,404	30,003
South Plains Financial, Inc.	977	25,832
Southern First Bancshares, Inc. *	708	19,074
Southern Missouri Bancorp, Inc.	745	28,824
Southern States Bancshares, Inc.	528	11,928
Southside Bancshares, Inc.	2,573	73,845
SouthState Corp.	37,808	2,546,747
STAG Industrial, Inc. REIT	7,804	269,316
Star Holdings *	1,253	15,688
Stellar Bancorp, Inc.	4,036	86,048
Sterling Bancorp, Inc. *	1,711	9,992
Stewart Information Services Corp.	2,374	103,981
Stock Yards Bancorp, Inc.	304	11,944
StoneX Group, Inc. *	1,415	137,142
Stratus Properties, Inc. *	540	14,796
Summit Financial Group, Inc.	977	22,022
Summit Hotel Properties, Inc. REIT	9,740	56,492

	Shares	Value
Sunstone Hotel Investors, Inc. REIT	158,615	$ 1,483,050
SWK Holdings Corp. *	130	2,048
Tanger Factory Outlet Centers, Inc. REIT	4,753	107,418
Terreno Realty Corp. REIT	7,239	411,175
Texas Capital Bancshares, Inc. *	4,249	250,266
Third Coast Bancshares, Inc. *	993	16,980
Timberland Bancorp, Inc.	658	17,832
Tiptree, Inc.	1,647	27,604
Tompkins Financial Corp.	1,214	59,474
Towne Bank	6,182	141,753
TPG RE Finance Trust, Inc. REIT	6,335	42,635
Transcontinental Realty Investors, Inc. REIT *	176	5,389
TriCo Bancshares	30,518	977,492
Triumph Financial, Inc. *	1,967	127,442
TrustCo Bank Corp.	1,589	43,364
Trustmark Corp.	5,389	117,103
Two Harbors Investment Corp. REIT	8,641	114,407
UMB Financial Corp.	3,905	242,305
UMH Properties, Inc. REIT	4,237	59,403
United Bankshares, Inc.	11,520	317,837
United Community Banks, Inc.	10,106	256,793
United Fire Group, Inc.	1,913	37,782
Uniti Group, Inc. REIT	21,101	99,597
Unity Bancorp, Inc.	584	13,683
Universal Insurance Holdings, Inc.	1,815	25,446
Univest Financial Corp.	2,534	44,041
Urban Edge Properties REIT	10,132	154,614
USCB Financial Holdings, Inc. *	1,135	11,929
Valley National Bancorp	38,173	326,761
Velocity Financial, Inc. *	901	10,181
Veris Residential, Inc. REIT	7,092	117,018
Veritex Holdings, Inc.	4,088	73,380
Victory Capital Holdings, Inc. Class A	268	8,935
Virginia National Bankshares Corp.	412	12,504
Virtus Investment Partners, Inc.	531	107,257
Walker & Dunlop, Inc.	2,799	207,798
Washington Federal, Inc.	5,837	149,544
Washington Trust Bancorp, Inc.	1,542	40,601
Waterstone Financial, Inc.	1,613	17,662
WesBanco, Inc.	5,143	125,592
West BanCorp, Inc.	1,481	24,155
Westamerica BanCorp	1,596	69,027
Whitestone REIT	4,399	42,362
World Acceptance Corp. *	332	42,184
WSFS Financial Corp.	51,006	1,861,719
Xenia Hotels & Resorts, Inc. REIT	9,828	115,774

		62,736,209

Industrial - 16.5%
908 Devices, Inc. *	2,123	14,139
AAR Corp. *	3,078	183,233
AerSale Corp. *	2,202	32,898
Air Transport Services Group, Inc. *	5,031	104,997
Albany International Corp. Class A	348	30,025
American Woodmark Corp. *	1,340	101,317
AMMO, Inc. *	7,327	14,801
Apogee Enterprises, Inc.	1,227	57,767
ArcBest Corp.	1,276	129,705
Archer Aviation, Inc. Class A *	13,410	67,855
Arcosa, Inc.	4,285	308,092
Ardmore Shipping Corp. (Ireland)	3,667	47,708
Argan, Inc.	1,132	51,529
Aspen Aerogels, Inc. *	4,712	40,523
Astec Industries, Inc.	2,019	95,115
Astronics Corp. *	2,325	36,875
Atmus Filtration Technologies, Inc. *	47,994	1,000,675
AZZ, Inc.	2,209	100,686
Babcock & Wilcox Enterprises, Inc. *	4,896	20,612
Barnes Group, Inc.	4,286	145,595
Bel Fuse, Inc. Class B	874	41,707

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Belden, Inc.	1,412	$ 136,329
Benchmark Electronics, Inc.	48,475	1,176,004
Blink Charging Co. *	1,742	5,331
Boise Cascade Co.	3,495	360,125
CECO Environmental Corp. *	2,640	42,161
Chart Industries, Inc. *	1,464	247,592
Chase Corp.	96	12,214
CIRCOR International, Inc. *	192	10,704
Clearwater Paper Corp . *	1,507	54,629
Coherent Corp. *	8,632	281,749
Columbus McKinnon Corp.	47,167	1,646,600
Comtech Telecommunications Corp.	2,519	22,041
Concrete Pumping Holdings, Inc. *	838	7,190
Core Molding Technologies, Inc. *	641	18,262
Costamare, Inc. (Monaco)	4,137	39,798
Covenant Logistics Group, Inc.	746	32,712
CryoPort, Inc. *	433	5,936
CTS Corp.	1,781	74,339
DHT Holdings, Inc.	12,068	124,300
Dorian LPG Ltd.	1,092	31,373
Ducommun, Inc. *	1,146	49,862
DXP Enterprises, Inc. *	1,218	42,557
Eagle Bulk Shipping, Inc.	826	34,717
Eastman Kodak Co. *	5,296	22,296
Encore Wire Corp.	1,416	258,363
EnerSys	255	24,141
EnPro Industries, Inc.	1,839	222,868
Enviri Corp. *	6,890	49,746
ESCO Technologies, Inc.	925	96,607
ESS Tech, Inc. *	8,795	16,535
Evolv Technologies Holdings, Inc. *	8,209	39,896
FARO Technologies, Inc. *	1,482	22,571
FLEX LNG Ltd. * (Norway)	831	25,063
Fluor Corp. *	926	33,984
GATX Corp.	2,925	318,328
Genco Shipping & Trading Ltd.	3,604	50,420
Gencor Industries, Inc. *	796	11,247
Gibraltar Industries, Inc. *	1,203	81,215
Golden Ocean Group Ltd. * (Norway)	10,735	84,592
GoPro, Inc. Class A *	11,844	37,190
Gorman-Rupp Co.	1,574	51,785
GrafTech International Ltd.	7,324	28,051
Granite Construction, Inc.	3,372	128,203
Great Lakes Dredge & Dock Corp. *	5,696	45,397
Greenbrier Cos., Inc.	2,687	107,480
Greif, Inc. Class A	2,175	145,312
Greif, Inc. Class B	439	29,220
Griffon Corp.	1,546	61,330
Heartland Express, Inc.	4,079	59,921
Heritage-Crystal Clean, Inc. *	1,289	58,456
Hillman Solutions Corp . *	17,105	141,116
Himalaya Shipping Ltd. * (Bermuda)	667	3,222
Hub Group, Inc. Class A *	2,788	218,970
Ichor Holdings Ltd. *	2,556	79,134
INNOVATE Corp. *	3,851	6,239
Insteel Industries, Inc.	13,230	429,446
International Seaways, Inc.	3,587	161,415
Intevac, Inc. *	2,028	6,307
Iteris, Inc. *	1,353	5,601
Itron, Inc. *	3,641	220,572
JELD-WEN Holding, Inc. *	7,586	101,349
Joby Aviation, Inc. *	16,521	106,560
Kaman Corp.	2,428	47,710
Kennametal, Inc.	7,166	178,290
Kimball Electronics, Inc. *	1,616	44,246
Knife River Corp. *	4,974	242,880
Knowles Corp. *	143,619	2,126,997
Kratos Defense & Security Solutions, Inc. *	10,952	164,499
Latham Group, Inc. *	3,639	10,189
Li-Cycle Holdings Corp. * (Canada)	12,322	43,743
Limbach Holdings, Inc. *	644	20,434

	Shares	Value
Louisiana-Pacific Corp.	18,966	$ 1,048,251
LSB Industries, Inc. *	4,728	48,367
LSI Industries, Inc.	490	7,781
Luxfer Holdings PLC (United Kingdom)	2,364	30,850
Manitowoc Co., Inc. *	3,184	47,919
Marten Transport Ltd.	1,083	21,346
Masonite International Corp. *	16,464	1,534,774
Masterbrand, Inc. *	11,463	139,275
Matson, Inc.	3,127	277,427
Mayville Engineering Co., Inc. *	907	9,950
Melrose Industries PLC (United Kingdom)	168,282	959,274
Mirion Technologies, Inc. *	17,675	132,032
Mistras Group, Inc. *	1,806	9,843
Modine Manufacturing Co. *	1,619	74,069
Moog, Inc. Class A	1,995	225,355
Mueller Industries, Inc.	2,793	209,922
Mueller Water Products, Inc. Class A	118,906	1,507,728
National Presto Industries, Inc.	445	32,245
NL Industries, Inc.	952	4,522
nLight, Inc. *	4,003	41,631
Nordic American Tankers Ltd.	17,739	73,085
Northwest Pipe Co. *	896	27,032
NV5 Global, Inc. *	109	10,489
NVE Corp.	35	2,875
O-I Glass, Inc. *	2,071	34,648
Olympic Steel, Inc.	874	49,128
Overseas Shipholding Group, Inc. Class A *	5,399	23,702
Pactiv Evergreen, Inc.	3,762	30,585
PAM Transportation Services, Inc. *	502	10,818
Pangaea Logistics Solutions Ltd.	2,893	17,011
Park Aerospace Corp.	1,636	25,407
Park-Ohio Holdings Corp.	751	14,952
Plexus Corp. *	283	26,313
Powell Industries, Inc.	823	68,227
Primoris Services Corp.	59,209	1,937,911
Proto Labs, Inc. *	2,312	61,037
PureCycle Technologies, Inc. *	8,024	45,015
Radiant Logistics, Inc. *	3,308	18,690
Ranpak Holdings Corp. *	4,021	21,874
Regal Rexnord Corp.	8,565	1,223,767
RXO, Inc. *	1,352	26,675
Ryerson Holding Corp.	21,711	631,573
Safe Bulkers, Inc. (Greece)	5,583	18,089
Sanmina Corp. *	4,793	260,164
Scorpio Tankers, Inc. (Monaco)	4,351	235,476
Senior PLC (United Kingdom)	657,800	1,308,208
SFL Corp. Ltd. (Norway)	10,068	112,258
SmartRent, Inc. *	15,922	41,556
Smith & Wesson Brands, Inc.	4,151	53,589
Southland Holdings, Inc. *	349	2,118
SPX Technologies, Inc. *	654	53,236
Standex International Corp.	191	27,827
Stantec, Inc. (Canada)	11,920	773,429
Sterling Infrastructure, Inc. *	322	23,661
Stoneridge, Inc. *	1,827	36,668
Sturm Ruger & Co., Inc.	92	4,795
Summit Materials, Inc. Class A *	13,755	428,331
Teekay Corp. * (Bermuda)	5,685	35,076
Teekay Tankers Ltd. Class A (Canada)	2,140	89,088
Tennant Co.	771	57,170
Terex Corp.	2,470	142,321
Thermon Group Holdings, Inc. *	2,653	72,878
Timken Co.	811	59,600
TimkenSteel Corp. *	3,830	83,188
Tredegar Corp.	2,091	11,312
TriMas Corp.	3,639	90,102
Trinity Industries, Inc.	5,811	141,498
Triumph Group, Inc. *	5,714	43,769
TTM Technologies, Inc. *	9,185	118,303
Turtle Beach Corp. *	1,466	13,304
Tutor Perini Corp. *	3,585	28,071

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
UFP Industries, Inc.	28,792	$ 2,948,301
Universal Logistics Holdings, Inc.	605	15,234
Vishay Intertechnology, Inc.	11,333	280,152
Werner Enterprises, Inc.	4,736	184,467
Willis Lease Finance Corp. *	235	9,941
World Kinect Corp.	5,454	122,333
Worthington Industries, Inc.	2,724	168,398
Xometry, Inc. Class A *	2,642	44,861
Zurn Elkay Water Solutions Corp. Class C	47,115	1,320,162

		33,753,824

Technology - 5.5%
3D Systems Corp. *	11,398	55,964
ACI Worldwide, Inc. *	157,839	3,560,848
ACM Research, Inc. Class A *	3,499	63,349
Adeia, Inc.	1,215	12,976
Alpha & Omega Semiconductor Ltd. *	2,051	61,202
Ambarella, Inc. *	1,252	66,394
American Software, Inc. Class A	709	8,125
Amkor Technology, Inc.	9,017	203,784
Asure Software, Inc. *	1,361	12,875
Atomera, Inc. *	563	3,524
Avid Technology, Inc . *	839	22,544
AvidXchange Holdings, Inc. *	1,251	11,860
Bandwidth, Inc. Class A *	1,553	17,502
Brightcove, Inc. *	3,978	13,088
C3.ai, Inc. Class A *	1,327	33,865
Cantaloupe, Inc. *	1,664	10,400
Cardlytics, Inc. *	2,934	48,411
Cerence, Inc. *	3,577	72,864
CEVA, Inc. *	293	5,681
Climb Global Solutions, Inc.	76	3,269
Cohu, Inc. *	51,921	1,788,159
CommVault Systems, Inc. *	245	16,564
Computer Programs & Systems, Inc. *	1,240	19,766
Conduent, Inc. *	15,645	54,445
Consensus Cloud Solutions, Inc. *	797	20,068
CS Disco, Inc. *	2,012	13,360
Daily Journal Corp. *	91	26,754
Definitive Healthcare Corp. *	2,609	20,846
Desktop Metal, Inc. Class A *	24,335	35,529
Digi International, Inc. *	350	9,450
Digital Turbine, Inc. *	6,086	36,820
Diodes, Inc. *	861	67,881
Donnelley Financial Solutions, Inc. *	605	34,049
E2open Parent Holdings, Inc. *	15,068	68,409
Ebix, Inc.	1,710	16,895
EverCommerce, Inc. *	470	4,714
Fastly, Inc. Class A *	1,658	31,784
Grid Dynamics Holdings, Inc. *	1,044	12,716
Health Catalyst, Inc. *	2,146	21,718
HireRight Holdings Corp. *	1,424	13,542
Immersion Corp.	2,815	18,607
IonQ, Inc. *	11,904	177,132
Kulicke & Soffa Industries, Inc. (Singapore)	1,444	70,222
Matterport, Inc. *	21,937	47,603
MeridianLink, Inc. *	766	13,068
Mitek Systems, Inc. *	275	2,948
N-Able, Inc. *	578	7,456
Navitas Semiconductor Corp. *	8,087	56,205
NetScout Systems, Inc. *	25,989	728,212
NextGen Healthcare, Inc. *	2,041	48,433
NextNav, Inc. *	623	3,202
Olo, Inc. Class A *	3,770	22,846
ON24, Inc.	2,783	17,616
OneSpan, Inc. *	300	3,225
Onto Innovation, Inc. *	14,094	1,797,267
Outbrain, Inc. *	3,440	16,753
PAR Technology Corp. *	2,147	82,745
Parsons Corp. *	1,997	108,537

	Shares	Value
Photronics, Inc. *	5,399	$ 109,114
Planet Labs PBC *	1,559	4,053
Playstudios, Inc. *	7,771	24,712
PROS Holdings, Inc. *	1,091	37,770
PubMatic, Inc. Class A *	3,141	38,006
Rackspace Technology, Inc. *	6,407	15,056
Richardson Electronics Ltd.	1,085	11,859
Semtech Corp. *	5,642	145,282
Sharecare, Inc. *	24,559	23,095
Skillsoft Corp. *	8,826	7,823
SMART Global Holdings, Inc. *	3,362	81,865
SolarWinds Corp. *	4,717	44,529
Synaptics, Inc. *	3,186	284,956
System1, Inc. *	2,370	2,868
Tingo Group, Inc. *	10,136	10,389
Ultra Clean Holdings, Inc. *	3,965	117,642
Unisys Corp. *	5,513	19,020
Veeco Instruments, Inc. *	4,536	127,507
Veradigm, Inc. *	9,480	124,567
Verint Systems, Inc. *	453	10,414
Vimeo, Inc. *	4,272	15,123
Vishay Precision Group, Inc. *	1,066	35,796
Vuzix Corp. *	5,624	20,415
Xerox Holdings Corp.	10,153	159,301

		11,295,233

Utilities - 2.4%
ALLETE, Inc.	5,080	268,224
Altus Power, Inc. *	5,511	28,933
Artesian Resources Corp. Class A	232	9,742
Avista Corp.	6,630	214,613
Black Hills Corp.	12,098	612,038
Brookfield Infrastructure Corp. Class A (Canada)	7,831	276,747
California Water Service Group	3,486	164,923
Chesapeake Utilities Corp.	556	54,349
Consolidated Water Co. Ltd. (Cayman)	982	27,928
Genie Energy Ltd. Class B	771	11,357
IDACORP, Inc.	5,564	521,069
MGE Energy, Inc.	1,586	108,657
New Jersey Resources Corp.	4,049	164,511
Northwest Natural Holding Co.	3,202	122,188
Northwestern Energy Group, Inc.	5,297	254,574
ONE Gas, Inc.	4,883	333,411
Ormat Technologies, Inc.	1,676	117,186
Otter Tail Corp.	1,717	130,355
PNM Resources, Inc.	6,704	299,065
Portland General Electric Co.	8,572	346,995
RGC Resources, Inc.	655	11,331
SJW Group	2,820	169,510
Southwest Gas Holdings, Inc. *	5,454	329,476
Spire, Inc.	4,528	256,194
Unitil Corp.	995	42,496

		4,875,872

Total Common Stocks (Cost $225,592,293)		201,888,135

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 0.6%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $1,273,864; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $1,298,926)	$1,273,338	1,273,338

U.S. Government Agency Issues - 0.9%
Federal Home Loan Bank 0.000% due 10/02/23	1,835,000	1,835,000

Total Short-Term Investments (Cost $3,108,073)		3,108,338

TOTAL INVESTMENTS - 100.0% (Cost $228,701,801)		204,998,446

DERIVATIVES - (0.0%)		(23,435)

OTHER ASSETS & LIABILITIES, NET - 0.0%		4,732

NET ASSETS - 100.0%		$204,979,743

Notes to Schedule of Investments

(a)	As of September 30, 2023, investments with a total aggregate value of $1,973 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

(b)	As of September 30, 2023, open futures contracts outstanding were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME Micro E-Mini Russell	12/23	155	$1,417,350	$1,393,915	($23,435)

(c)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$1,973	$-	$1,582	$391
	Common Stocks
	Basic Materials	8,806,725	6,548,227	2,258,498	-
	Communications	3,836,115	3,836,115	-	-
	Consumer, Cyclical	28,733,935	28,097,681	636,254	-
	Consumer, Non-Cyclical	28,460,254	26,566,528	1,893,726	-
	Energy	19,389,968	19,389,968	-	-
	Financial	62,736,209	62,736,209	-	-
	Industrial	33,753,824	32,794,550	959,274	-
	Technology	11,295,233	11,295,233	-	-
	Utilities	4,875,872	4,875,872	-	-

	Total Common Stocks	201,888,135	196,140,383	5,747,752	-

	Short-Term Investments	3,108,338	-	3,108,338	-

	Total Assets	204,998,446	196,140,383	8,857,672	391

Liabilities	Derivatives:
	Equity Contracts
	Futures	(23,435)	(23,435)	-	-

	Total Liabilities	(23,435)	(23,435)	-	-

	Total	$204,975,011	$196,116,948	$8,857,672	$391

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Optinose, Inc. Exercise @ $2.57 Exp 11/23/27 *	73,697	$ -

Total Warrants (Cost $737)		-

COMMON STOCKS - 95.8%
Basic Materials - 2.9%
Ashland, Inc.	30,436	2,486,013
Axalta Coating Systems Ltd. *	107,558	2,893,310
Element Solutions, Inc.	113,962	2,234,795

		7,614,118

Communications - 1.7%
Q2 Holdings, Inc. *	88,180	2,845,569
Vivid Seats, Inc. Class A *	252,714	1,622,424

		4,467,993

Consumer, Cyclical - 9.3%
Brunswick Corp.	31,442	2,483,918
Deckers Outdoor Corp. *	5,007	2,574,049
Five Below, Inc. *	16,798	2,702,798
Funko, Inc. Class A *	95,780	732,717
Genius Sports Ltd. * (United Kingdom)	340,226	1,813,405
Ollie’s Bargain Outlet Holdings, Inc. *	37,927	2,927,206
On Holding AG Class A * (Switzerland)	37,197	1,034,820
Penn Entertainment, Inc. *	132,345	3,037,318
Petco Health & Wellness Co., Inc. *	256,128	1,047,563
Skechers USA, Inc. Class A *	54,948	2,689,705
Visteon Corp. *	22,494	3,105,746

		24,149,245

Consumer, Non-Cyclical - 24.8%
Abcam PLC ADR * (United Kingdom)	111,151	2,515,347
ACELYRIN, Inc. *	49,887	507,351
Adaptive Biotechnologies Corp. *	120,478	656,605
Allovir, Inc. *	67,907	146,000
Amicus Therapeutics, Inc. *	130,706	1,589,385
Annexon, Inc. *	64,988	153,372
Ascendis Pharma AS ADR * (Denmark)	8,001	749,214
BioAtla, Inc. *	43,207	73,452
Boyd Group Services, Inc. (Canada)	14,937	2,656,163
Bruker Corp.	34,946	2,177,136
Certara, Inc. *	161,874	2,353,648
Collegium Pharmaceutical, Inc. *	53,078	1,186,293
Duckhorn Portfolio, Inc. *	258,798	2,655,267
elf Beauty, Inc. *	12,059	1,324,440
Envista Holdings Corp. *	96,004	2,676,592
European Wax Center, Inc. Class A *	169,034	2,738,351
Harmony Biosciences Holdings, Inc. *	39,691	1,300,674
HealthEquity, Inc. *	50,091	3,659,148
Immunocore Holdings PLC ADR * (United Kingdom)	23,994	1,245,289
Inari Medical, Inc. *	32,151	2,102,675
Kymera Therapeutics, Inc. *	32,659	453,960
Legend Biotech Corp. ADR *	20,281	1,362,275
Lyell Immunopharma, Inc. *	85,941	126,333
Maravai LifeSciences Holdings, Inc. Class A *	85,673	856,730
Masimo Corp. *	25,294	2,217,778
MaxCyte, Inc. *	154,563	482,237
Neurocrine Biosciences, Inc. *	13,184	1,483,200
Nuvei Corp. ~ (Canada)	35,423	531,345

	Shares	Value
Oatly Group AB ADR *	551,059	$493,804
Optinose, Inc. *	238,386	293,215
Oxford Nanopore Technologies PLC * (United Kingdom)	272,219	682,868
Paylocity Holding Corp. *	9,057	1,645,657
Prelude Therapeutics, Inc. *	41,703	128,862
PROCEPT BioRobotics Corp. *	52,325	1,716,783
RB Global, Inc. (Canada)	88,087	5,505,437
Remitly Global, Inc. *	89,522	2,257,745
Sabre Corp. *	406,199	1,823,833
Sana Biotechnology, Inc. *	66,462	257,208
Shockwave Medical, Inc. *	13,354	2,658,781
Silk Road Medical, Inc. *	46,509	697,170
SpringWorks Therapeutics, Inc. *	31,248	722,454
TriNet Group, Inc. *	17,015	1,981,907
U.S. Foods Holding Corp. *	87,478	3,472,877

		64,318,861

Energy - 5.7%
ChampionX Corp.	113,014	4,025,559
Matador Resources Co.	54,920	3,266,642
Permian Resources Corp.	240,142	3,352,382
TechnipFMC PLC (United Kingdom)	205,854	4,187,070

		14,831,653

Financial - 5.2%
Corp. Inmobiliaria Vesta SAB de CV ADR (Mexico)	51,008	1,676,633
GCM Grosvenor, Inc. Class A	260,777	2,023,629
Hamilton Lane, Inc. Class A	26,019	2,353,158
STAG Industrial, Inc. REIT	135,005	4,659,023
WisdomTree, Inc.	385,511	2,698,577

		13,411,020

Industrial - 22.3%
Advanced Energy Industries, Inc.	42,547	4,387,447
AeroVironment, Inc. *	13,376	1,491,825
AZEK Co., Inc. *	74,593	2,218,396
Cactus, Inc. Class A	57,092	2,866,589
Crane Co.	47,068	4,181,521
CryoPort, Inc. *	104,740	1,435,985
Gerresheimer AG (Germany)	27,355	2,866,290
GFL Environmental, Inc. (Canada)	192,483	6,113,260
Jacobs Solutions, Inc.	38,451	5,248,561
Knight-Swift Transportation Holdings, Inc.	62,965	3,157,695
Littelfuse, Inc.	13,113	3,243,107
NEXTracker, Inc. Class A *	17,612	707,298
nVent Electric PLC	82,026	4,346,558
Sensata Technologies Holding PLC	143,410	5,423,766
Summit Materials, Inc. Class A *	128,596	4,004,479
TopBuild Corp. *	13,066	3,287,406
XPO, Inc. *	37,524	2,801,542

		57,781,725

Technology - 23.9%
ACV Auctions, Inc. Class A *	130,747	1,984,740
Alkami Technology, Inc. *	172,161	3,136,773
Allegro MicroSystems, Inc. * (Japan)	81,317	2,597,265
AvidXchange Holdings, Inc. *	109,805	1,040,951
CACI International, Inc. Class A *	11,983	3,761,823
Corsair Gaming, Inc. *	55,081	800,327
Definitive Healthcare Corp. *	156,109	1,247,311
DoubleVerify Holdings, Inc. *	141,293	3,949,139
ExlService Holdings, Inc. *	170,747	4,787,746
Five9, Inc. *	61,419	3,949,242
FormFactor, Inc. *	79,964	2,793,942
KBR, Inc.	78,505	4,627,085
Keywords Studios PLC (Ireland)	120,846	2,272,102
Kinaxis, Inc. * (Canada)	23,410	2,640,121
Nova Ltd. * (Israel)	21,246	2,388,900
Onto Innovation, Inc. *	20,856	2,659,557

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Outset Medical, Inc. *	54,242	$590,153
PagerDuty, Inc. *	110,113	2,476,441
Paycor HCM, Inc. *	138,685	3,166,179
Procore Technologies, Inc. *	46,084	3,010,207
Rapid7, Inc. *	50,584	2,315,736
Thoughtworks Holding, Inc. *	411,336	1,678,251
WNS Holdings Ltd. ADR * (India)	59,205	4,053,174

		61,927,165

Total Common Stocks (Cost $278,778,722)		248,501,780

	Principal Amount
SHORT-TERM INVESTMENTS - 3.9%
U.S. Government Agency Issues - 3.9%
Federal Home Loan Bank 0.000% due 10/02/23	$10,223,000	10,223,000

Total Short-Term Investments (Cost $10,221,523)		10,223,000

TOTAL INVESTMENTS - 99.7% (Cost $289,000,982)		258,724,780

OTHER ASSETS & LIABILITIES, NET - 0.3%		662,096

NET ASSETS - 100.0%		$259,386,876

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$7,614,118	$7,614,118	$-	$-
	Communications	4,467,993	4,467,993	-	-
	Consumer, Cyclical	24,149,245	24,149,245	-	-
	Consumer, Non-Cyclical	64,318,861	64,318,861	-	-
	Energy	14,831,653	14,831,653	-	-
	Financial	13,411,020	13,411,020	-	-
	Industrial	57,781,725	54,915,435	2,866,290	-
	Technology	61,927,165	59,655,063	2,272,102	-

	Total Common Stocks	248,501,780	243,363,388	5,138,392	-

	Short-Term Investments	10,223,000	-	10,223,000	-

	Total	$258,724,780	$243,363,388	$15,361,392	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent Value Rights * Ω	15,650	$6,730
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	3,861	9,803
OmniAb, Inc. $12.50 - Earn Out Shares * Ω ±	1,693	-
OmniAb, Inc. $15.00 - Earn Out Shares * Ω ±	1,693	-

		16,533

Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights * Ω ±	216	221

Total Rights (Cost $6,546)		16,754

COMMON STOCKS - 98.7%
Basic Materials - 3.4%
5E Advanced Materials, Inc. *	11,337	25,622
AdvanSix, Inc.	7,074	219,860
American Vanguard Corp.	7,396	80,838
ATI, Inc. *	34,998	1,440,168
Avient Corp.	24,735	873,640
Balchem Corp.	8,586	1,065,007
Cabot Corp.	14,951	1,035,656
Caledonia Mining Corp. PLC (South Africa)	3,545	34,954
Carpenter Technology Corp.	12,979	872,319
Centrus Energy Corp. Class A *	3,326	188,784
Century Aluminum Co. *	14,853	106,793
Codexis, Inc. *	19,484	36,825
Coeur Mining, Inc. *	85,518	189,850
Commercial Metals Co.	31,501	1,556,464
Compass Minerals International, Inc.	9,263	258,901
Constellium SE *	35,118	639,148
Contango ORE, Inc. *	766	13,895
Dakota Gold Corp. *	14,809	38,207
Danimer Scientific, Inc. *	25,743	53,288
Ecovyst, Inc. *	25,155	247,525
Encore Energy Corp. * (Canada)	37,890	123,521
Energy Fuels, Inc. *	42,466	349,071
Glatfelter Corp. *	12,856	25,712
Hawkins, Inc.	5,035	296,310
Haynes International, Inc.	3,199	148,817
HB Fuller Co.	14,551	998,344
Hecla Mining Co.	164,067	641,502
i-80 Gold Corp. * (Canada)	49,398	75,579
Ingevity Corp. *	9,761	464,721
Innospec, Inc.	6,774	692,303
Intrepid Potash, Inc. *	3,035	76,361
Ivanhoe Electric, Inc. *	15,013	178,655
Kaiser Aluminum Corp.	4,444	334,455
Koppers Holdings, Inc.	5,257	207,914
Kronos Worldwide, Inc.	6,400	49,600
Lightwave Logic, Inc. *	31,166	139,312
Livent Corp. *	49,245	906,600
Mativ Holdings, Inc.	15,234	217,237
Minerals Technologies, Inc.	8,683	475,481
Novagold Resources, Inc. * (Canada)	63,984	245,699
Oil-Dri Corp. of America	1,236	76,323
Origin Materials, Inc. *	29,507	37,769
Orion SA (Germany)	15,160	322,605
Perimeter Solutions SA *	40,559	184,138

	Shares	Value
Perpetua Resources Corp. *	8,988	$29,301
Piedmont Lithium, Inc. *	4,848	192,466
PolyMet Mining Corp. * (Canada)	6,688	13,911
Quaker Chemical Corp.	3,774	603,840
Rayonier Advanced Materials, Inc. *	17,403	61,607
Rogers Corp. *	4,715	619,881
Schnitzer Steel Industries, Inc. Class A	6,946	193,446
Sensient Technologies Corp.	11,411	667,315
Stepan Co.	5,690	426,579
Sylvamo Corp.	9,961	437,686
Terawulf, Inc. *	36,413	45,880
Trinseo PLC	9,800	80,066
Tronox Holdings PLC	31,498	423,333
U.S. Lime & Minerals, Inc.	588	118,188
Uranium Energy Corp. *	100,960	519,944
Valhi, Inc.	693	9,189

		20,688,405

Communications - 3.5%
1-800-Flowers.com, Inc. Class A *	7,662	53,634
A10 Networks, Inc.	19,398	291,552
ADTRAN Holdings, Inc.	21,613	177,875
Advantage Solutions, Inc. *	24,694	70,131
Allbirds, Inc. Class A *	26,001	28,861
AMC Networks, Inc. Class A *	8,364	98,528
Anterix, Inc. *	3,536	110,960
AST SpaceMobile, Inc. *	21,465	81,567
ATN International, Inc.	3,134	98,909
Aviat Networks, Inc. *	2,940	91,728
BARK, Inc. *	31,852	38,222
Blacksky Technology, Inc. *	32,746	38,313
Blade Air Mobility, Inc. *	15,595	40,391
Boston Omaha Corp. Class A *	6,130	100,471
Bumble, Inc. Class A *	27,511	410,464
Calix, Inc. *	15,839	726,060
Cambium Networks Corp. *	3,080	22,576
Cargurus, Inc. *	26,179	458,656
CarParts.com, Inc. *	13,897	57,256
Cars.com, Inc. *	17,745	299,181
Clear Channel Outdoor Holdings, Inc. *	103,484	163,505
Clearfield, Inc. *	3,559	102,001
Cogent Communications Holdings, Inc.	11,730	726,087
CommScope Holding Co., Inc. *	57,266	192,414
Consolidated Communications Holdings, Inc. *	20,547	70,271
ContextLogic, Inc. Class A *	6,135	27,055
Couchbase, Inc. *	9,105	156,242
Credo Technology Group Holding Ltd. *	26,620	405,955
DHI Group, Inc. *	12,431	38,039
DigitalBridge Group, Inc.	44,387	780,323
DZS, Inc. *	6,055	12,715
EchoStar Corp. Class A *	9,664	161,872
Entravision Communications Corp. Class A	16,640	60,736
ePlus, Inc. *	7,206	457,725
Eventbrite, Inc. Class A *	21,386	210,866
EverQuote, Inc. Class A *	5,385	38,934
EW Scripps Co. Class A *	16,290	89,269
Extreme Networks, Inc. *	34,451	834,059
Figs, Inc. Class A *	35,864	211,598
fuboTV, Inc. *	76,420	204,041
Gambling.com Group Ltd. * (Malta)	2,447	32,007
Gannett Co., Inc. *	39,559	96,920
Globalstar, Inc. *	193,182	253,068
Gogo, Inc. *	17,868	213,165
Gray Television, Inc.	22,223	153,783
Grindr, Inc. * (Singapore)	10,321	59,346
Harmonic, Inc. *	29,248	281,658
HealthStream, Inc.	6,408	138,285
Hims & Hers Health, Inc. *	33,010	207,633
IDT Corp. Class B *	4,166	91,860
iHeartMedia, Inc. Class A *	27,016	85,371

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Infinera Corp. *	53,103	$221,971
InterDigital, Inc.	7,327	587,918
KVH Industries, Inc. *	5,055	25,780
Lands’ End, Inc. *	4,088	30,537
Liberty Latin America Ltd. Class A *	9,569	78,083
Liberty Latin America Ltd. Class C *	39,329	320,925
Liquidity Services, Inc. *	6,539	115,217
Lumen Technologies, Inc. *	270,186	383,664
Luna Innovations, Inc. *	8,391	49,171
Magnite, Inc. *	36,232	273,189
MediaAlpha, Inc. Class A *	7,196	59,439
Mondee Holdings, Inc. *	11,749	41,944
Nerdy, Inc. *	16,070	59,459
NETGEAR, Inc. *	8,143	102,520
Nextdoor Holdings, Inc. *	39,792	72,421
Ooma, Inc. *	5,971	77,683
Open Lending Corp. Class A *	26,905	196,945
Opendoor Technologies, Inc. *	149,232	393,972
OptimizeRx Corp. *	4,522	35,181
Overstock.com, Inc. *	12,286	194,364
Perficient, Inc. *	9,414	544,694
Preformed Line Products Co.	730	118,683
Q2 Holdings, Inc. *	15,455	498,733
QuinStreet, Inc. *	14,148	126,908
Revolve Group, Inc. *	11,485	156,311
Ribbon Communications, Inc. *	23,089	61,879
Rover Group, Inc. *	25,790	161,445
Scholastic Corp.	7,485	285,478
Shenandoah Telecommunications Co.	12,773	263,252
Shutterstock, Inc.	6,597	251,016
Sinclair, Inc.	8,879	99,622
Solo Brands, Inc. Class A *	5,125	26,137
Spok Holdings, Inc.	4,396	62,731
Sprinklr, Inc. Class A *	27,857	385,541
Squarespace, Inc. Class A *	11,952	346,249
Stagwell, Inc. *	21,815	102,312
Stitch Fix, Inc. Class A *	23,149	79,864
TechTarget, Inc. *	7,109	215,829
TEGNA, Inc.	55,452	807,936
Telephone & Data Systems, Inc.	26,743	489,664
Terran Orbital Corp. *	23,670	19,703
Thryv Holdings, Inc. *	7,997	150,104
Townsquare Media, Inc. Class A	2,508	21,870
TrueCar, Inc. *	24,636	50,997
Tucows, Inc. Class A *	2,783	56,801
Upwork, Inc. *	33,161	376,709
Urban One, Inc. *	4,210	21,154
Value Line, Inc.	334	14,602
Viavi Solutions, Inc. *	60,790	555,621
Vivid Seats, Inc. Class A *	6,633	42,584
WideOpenWest, Inc. *	15,069	115,278
Yelp, Inc. *	18,257	759,309
Ziff Davis, Inc. *	12,777	813,767

		21,255,304

Consumer, Cyclical - 11.4%
A-Mark Precious Metals, Inc.	4,974	145,887
Abercrombie & Fitch Co. Class A *	13,117	739,405
Academy Sports & Outdoors, Inc.	20,088	949,560
Accel Entertainment, Inc. *	14,056	153,913
Acushnet Holdings Corp.	8,442	447,764
Adient PLC *	25,839	948,291
Aeva Technologies, Inc. *	30,039	22,977
Allegiant Travel Co.	4,301	330,575
America’s Car-Mart, Inc. *	1,621	147,495
American Axle & Manufacturing Holdings, Inc. *	31,386	227,862
American Eagle Outfitters, Inc.	49,754	826,414
Arko Corp.	21,757	155,563
Asbury Automotive Group, Inc. *	5,609	1,290,463

	Shares	Value
Atlanta Braves Holdings, Inc. Class A *	2,808	$109,709
Atlanta Braves Holdings, Inc. Class C *	12,142	433,834
Aurora Innovation, Inc. *	89,815	211,065
Bally’s Corp. *	7,882	103,333
Beacon Roofing Supply, Inc. *	14,671	1,132,161
Beazer Homes USA, Inc. *	7,807	194,472
Big 5 Sporting Goods Corp.	5,932	41,583
Big Lots, Inc.	7,694	39,316
Biglari Holdings, Inc. Class B *	230	38,180
BJ’s Restaurants, Inc. *	6,392	149,956
Bloomin’ Brands, Inc.	23,639	581,283
Blue Bird Corp. *	5,026	107,305
Bluegreen Vacations Holding Corp.	2,658	97,495
BlueLinx Holdings, Inc. *	2,289	187,904
Boot Barn Holdings, Inc. *	7,996	649,195
Bowlero Corp. *	8,239	79,259
Brinker International, Inc. *	11,930	376,869
Buckle, Inc.	7,959	265,751
Build-A-Bear Workshop, Inc.	3,742	110,052
Caleres, Inc.	9,093	261,515
Camping World Holdings, Inc. Class A	11,105	226,653
Carrols Restaurant Group, Inc. *	9,201	60,635
Carvana Co. *	26,113	1,096,224
Cato Corp. Class A	5,395	41,326
Cavco Industries, Inc. *	2,375	630,942
Century Casinos, Inc. *	7,401	37,967
Century Communities, Inc.	7,755	517,879
Cheesecake Factory, Inc.	12,932	391,840
Chico’s FAS, Inc. *	34,362	257,028
Children’s Place, Inc. *	3,065	82,847
Chuy’s Holdings, Inc. *	4,772	169,788
Cinemark Holdings, Inc. *	29,668	544,408
Clarus Corp.	6,816	51,529
Clean Energy Fuels Corp. *	47,494	181,902
Commercial Vehicle Group, Inc. *	8,348	64,780
CompX International, Inc.	719	13,366
Cooper-Standard Holdings, Inc. *	4,458	59,826
Cracker Barrel Old Country Store, Inc.	5,996	402,931
Daktronics, Inc. *	9,866	88,005
Dana, Inc.	35,257	517,220
Dave & Buster’s Entertainment, Inc. *	9,759	361,766
Denny’s Corp. *	14,657	124,145
Designer Brands, Inc. Class A	13,394	169,568
Destination XL Group, Inc. *	15,629	70,018
Dillard’s, Inc. Class A	917	303,353
Dine Brands Global, Inc.	4,348	215,009
Dorman Products, Inc. *	7,162	542,593
Douglas Dynamics, Inc.	5,789	174,712
Dragonfly Energy Holdings Corp. *	4,273	6,580
Dream Finders Homes, Inc. Class A *	6,262	139,204
Duluth Holdings, Inc. Class B *	3,374	20,278
El Pollo Loco Holdings, Inc.	8,233	73,685
Envela Corp. *	831	3,939
Escalade, Inc.	1,761	26,961
Ethan Allen Interiors, Inc.	6,270	187,473
Everi Holdings, Inc. *	23,005	304,126
EVgo, Inc. *	27,092	91,571
EVI Industries, Inc. *	1,044	25,912
Fiesta Restaurant Group, Inc. *	3,847	32,546
First Watch Restaurant Group, Inc. *	5,905	102,097
FirstCash, Inc.	10,105	1,014,340
Fisker, Inc. *	53,146	341,197
Foot Locker, Inc.	22,624	392,526
Forestar Group, Inc. *	4,745	127,830
Fossil Group, Inc. *	14,174	29,198
Fox Factory Holding Corp. *	11,470	1,136,448
Frontier Group Holdings, Inc. *	10,591	51,260
Full House Resorts, Inc. *	9,322	39,805
Funko, Inc. Class A *	9,070	69,385
G-III Apparel Group Ltd. *	11,416	284,487
Genesco, Inc. *	3,464	106,760

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Gentherm, Inc. *	9,006	$488,666
Global Business Travel Group I *	8,135	44,742
Global Industrial Co.	3,607	120,834
GMS, Inc. *	11,000	703,670
Golden Entertainment, Inc.	5,662	193,527
Goodyear Tire & Rubber Co. *	76,140	946,420
Green Brick Partners, Inc. *	6,963	289,034
Group 1 Automotive, Inc.	3,743	1,005,782
GrowGeneration Corp. *	17,333	50,612
Guess?, Inc.	7,571	163,836
H&E Equipment Services, Inc.	8,812	380,590
Hanesbrands, Inc.	95,170	376,873
Haverty Furniture Cos., Inc.	3,582	103,090
Hawaiian Holdings, Inc. *	15,025	95,108
Hibbett, Inc.	3,533	167,853
Hilton Grand Vacations, Inc. *	22,141	901,139
HNI Corp.	12,488	432,459
Holley, Inc. *	13,491	67,320
Hooker Furnishings Corp.	2,387	46,427
Hovnanian Enterprises, Inc. Class A *	1,399	142,222
Hudson Technologies, Inc. *	11,587	154,107
Hyliion Holdings Corp. *	40,985	48,362
IMAX Corp. *	12,581	243,065
indie Semiconductor, Inc. Class A * (China)	36,666	230,996
Installed Building Products, Inc.	6,476	808,788
Interface, Inc.	16,564	162,493
International Game Technology PLC	29,254	886,981
iRobot Corp. *	7,514	284,781
J Jill, Inc. *	1,182	34,987
Jack in the Box, Inc.	5,609	387,358
JAKKS Pacific, Inc. *	1,543	28,684
JetBlue Airways Corp. *	90,081	414,373
Johnson Outdoors, Inc. Class A	1,483	81,105
KB Home	19,621	908,060
Kontoor Brands, Inc.	15,124	664,095
Kura Sushi USA, Inc. Class A *	1,586	104,866
La-Z-Boy, Inc.	11,979	369,911
Landsea Homes Corp. *	3,087	27,752
Lazydays Holdings, Inc. *	3,740	28,424
LCI Industries	6,732	790,471
Leslie’s, Inc. *	48,801	276,214
LGI Homes, Inc. *	5,647	561,820
Life Time Group Holdings, Inc. *	12,496	190,064
Light & Wonder, Inc. *	24,605	1,755,075
Lindblad Expeditions Holdings, Inc. *	9,393	67,630
Lions Gate Entertainment Corp. Class A *	15,888	134,730
Lions Gate Entertainment Corp. Class B *	31,197	245,520
Livewire Group, Inc. * (Cayman)	2,710	18,780
Loop Media, Inc. *	9,470	4,707
Lovesac Co . *	3,679	73,286
Luminar Technologies, Inc. *	74,013	336,759
M/I Homes, Inc. *	7,330	616,013
Madison Square Garden Entertainment Corp. *	11,722	385,771
Malibu Boats, Inc. Class A *	5,379	263,679
Marcus Corp.	5,942	92,101
Marine Products Corp.	2,063	29,315
MarineMax, Inc. *	5,854	192,128
MasterCraft Boat Holdings, Inc. *	4,460	99,101
MDC Holdings, Inc.	15,938	657,124
Meritage Homes Corp.	9,783	1,197,341
Methode Electronics, Inc.	9,523	217,601
Microvast Holdings, Inc. *	28,407	53,689
Miller Industries, Inc.	3,086	121,002
MillerKnoll, Inc.	20,537	502,130
Monarch Casino & Resort, Inc.	3,702	229,894
Movado Group, Inc.	3,883	106,200
MRC Global, Inc. *	23,331	239,143
National Vision Holdings, Inc. *	20,998	339,748
Nikola Corp. *	164,338	258,011
Noodles & Co. *	11,028	27,129
Nu Skin Enterprises, Inc. Class A	13,947	295,816

	Shares	Value
ODP Corp. *	8,922	$411,750
ONE Group Hospitality, Inc. *	5,568	30,624
OneSpaWorld Holdings Ltd. * (Bahamas)	22,587	253,426
OneWater Marine, Inc. Class A *	3,002	76,911
OPENLANE, Inc. *	29,195	435,589
Oxford Industries, Inc.	4,055	389,807
Papa John’s International, Inc.	8,854	604,020
Patrick Industries, Inc.	5,943	446,082
PC Connection, Inc.	3,168	169,108
PetMed Express, Inc.	5,625	57,656
Portillo’s, Inc. Class A *	12,335	189,836
Potbelly Corp. *	6,190	48,282
PriceSmart, Inc.	7,152	532,323
Purple Innovation, Inc.	16,412	28,065
RCI Hospitality Holdings, Inc.	2,406	145,948
Red Robin Gourmet Burgers, Inc. *	4,105	33,004
Red Rock Resorts, Inc. Class A	12,952	531,032
Reservoir Media, Inc. *	5,058	30,854
Resideo Technologies, Inc. *	39,132	618,286
REV Group, Inc.	8,098	129,568
Rocky Brands, Inc.	1,966	28,900
Rush Enterprises, Inc. Class A	16,860	688,394
Rush Enterprises, Inc. Class B	2,448	110,870
Rush Street Interactive, Inc. *	15,494	71,582
Sally Beauty Holdings, Inc. *	28,605	239,710
Savers Value Village, Inc. *	6,746	125,948
ScanSource, Inc. *	7,177	217,535
SeaWorld Entertainment, Inc. *	9,825	454,406
SES AI Corp. *	33,991	77,160
Shake Shack, Inc. Class A *	10,092	586,042
Shoe Carnival, Inc.	5,148	123,706
Shyft Group, Inc.	9,179	137,410
Signet Jewelers Ltd. (NYSE)	12,106	869,332
Six Flags Entertainment Corp. *	19,720	463,617
Skyline Champion Corp. *	14,537	926,298
SkyWest, Inc. *	11,905	499,296
Sleep Number Corp. *	6,003	147,614
Snap One Holdings Corp. *	6,258	57,824
Solid Power, Inc. *	43,183	87,230
Sonic Automotive, Inc. Class A	4,243	202,646
Sonos, Inc. *	34,594	446,609
Sovos Brands, Inc. *	13,767	310,446
Sphere Entertainment Co. *	7,019	260,826
Spirit Airlines, Inc.	29,737	490,660
Sportsman’s Warehouse Holdings, Inc. *	10,339	46,422
Standard Motor Products, Inc.	5,668	190,558
Steelcase, Inc. Class A	24,411	272,671
Steven Madden Ltd.	20,726	658,465
Sun Country Airlines Holdings, Inc. *	9,977	148,059
Super Group SGHC Ltd. * (Guernsey)	34,549	127,486
Sweetgreen, Inc. Class A *	26,395	310,141
Taylor Morrison Home Corp. *	28,269	1,204,542
ThredUp, Inc. Class A *	19,238	77,144
Tile Shop Holdings, Inc. *	8,920	48,971
Tilly’s, Inc. Class A *	6,305	51,197
Titan International, Inc. *	14,386	193,204
Titan Machinery, Inc. *	5,399	143,505
Topgolf Callaway Brands Corp. *	39,227	542,902
Torrid Holdings, Inc. *	3,599	7,954
Traeger, Inc. *	9,951	27,166
Tri Pointe Homes, Inc. *	26,496	724,666
TuSimple Holdings, Inc. Class A *	46,369	72,336
UniFirst Corp.	4,072	663,777
United Homes Group, Inc. *	2,451	13,726
Urban Outfitters, Inc. *	17,632	576,390
Vera Bradley, Inc. *	6,105	40,354
Veritiv Corp.	3,524	595,204
Virgin Galactic Holdings, Inc. *	67,991	122,384
Vista Outdoor, Inc. *	15,438	511,307
Visteon Corp. *	7,546	1,041,876
Vizio Holding Corp. Class A *	19,665	106,388

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
VOXX International Corp. *	2,456	$19,599
VSE Corp.	3,445	173,766
Wabash National Corp.	12,847	271,329
Warby Parker, Inc. Class A *	22,961	302,167
Weyco Group, Inc.	1,756	44,515
Winmark Corp.	737	274,997
Winnebago Industries, Inc.	7,959	473,163
Wolverine World Wide, Inc.	22,006	177,368
Workhorse Group, Inc. *	50,408	20,889
XPEL, Inc. *	6,032	465,127
Xperi, Inc. *	11,679	115,155
Xponential Fitness, Inc. Class A *	6,425	99,587
Zumiez, Inc. *	4,234	75,365

		70,347,712

Consumer, Non-Cyclical - 22.6%
23andMe Holding Co. Class A *	71,199	69,611
2seventy bio, Inc. *	13,604	53,328
2U, Inc. *	22,224	54,893
4D Molecular Therapeutics, Inc. *	10,653	135,613
89bio, Inc. *	16,692	257,724
Aadi Bioscience, Inc. *	4,854	23,493
Aaron’s Co., Inc.	8,577	89,801
ABM Industries, Inc.	17,969	718,940
Acacia Research Corp. *	9,931	36,248
ACADIA Pharmaceuticals, Inc. *	32,550	678,342
ACCO Brands Corp.	26,556	152,431
Accolade, Inc. *	17,948	189,890
Accuray, Inc. *	23,942	65,122
ACELYRIN, Inc. *	9,172	93,279
Aclaris Therapeutics, Inc. *	18,900	129,465
Acrivon Therapeutics, Inc. *	3,469	33,164
Actinium Pharmaceuticals, Inc. *	6,707	39,705
AdaptHealth Corp. *	25,797	234,753
Adaptive Biotechnologies Corp. *	31,382	171,032
Addus HomeCare Corp. *	4,172	355,413
Adicet Bio, Inc. *	8,114	11,116
ADMA Biologics, Inc. *	57,137	204,550
Adtalem Global Education, Inc. *	11,638	498,688
Aerovate Therapeutics, Inc. *	2,539	34,454
Agenus, Inc. *	93,420	105,565
Agiliti, Inc. *	7,750	50,298
Agios Pharmaceuticals, Inc. *	15,494	383,476
AirSculpt Technologies, Inc. *	2,943	20,130
Akero Therapeutics, Inc. *	13,901	703,113
Akoya Biosciences, Inc. *	4,926	22,906
Alarm.com Holdings, Inc. *	12,995	794,514
Aldeyra Therapeutics, Inc. *	12,256	81,870
Alector, Inc. *	16,790	108,799
Alico, Inc.	2,189	54,637
Alight, Inc. Class A *	108,313	767,939
Alkermes PLC *	44,827	1,255,604
Allakos, Inc. *	17,704	40,188
Allogene Therapeutics, Inc. *	22,463	71,208
Allovir, Inc. *	11,603	24,946
Alphatec Holdings, Inc. *	22,096	286,585
Alpine Immune Sciences, Inc. *	8,597	98,436
Alta Equipment Group, Inc.	6,185	74,591
Altimmune, Inc. *	12,878	33,483
ALX Oncology Holdings, Inc. *	5,781	27,749
American Well Corp. Class A *	67,311	78,754
Amicus Therapeutics, Inc. *	75,429	917,217
AMN Healthcare Services, Inc. *	10,748	915,515
Amneal Pharmaceuticals, Inc. *	32,772	138,298
Amphastar Pharmaceuticals, Inc. *	10,268	472,225
Amylyx Pharmaceuticals, Inc. *	13,771	252,147
AnaptysBio, Inc. *	5,435	97,613
Anavex Life Sciences Corp. *	19,000	124,450
Andersons, Inc.	8,672	446,695
AngioDynamics, Inc. *	10,544	77,077

	Shares	Value
ANI Pharmaceuticals, Inc. *	3,990	$231,659
Anika Therapeutics, Inc. *	3,717	69,248
Annexon, Inc. *	11,062	26,106
API Group Corp. *	56,452	1,463,800
Apogee Therapeutics, Inc. *	5,289	112,656
Arbutus Biopharma Corp. *	30,997	62,924
Arcellx, Inc. *	10,167	364,792
Arcturus Therapeutics Holdings, Inc. *	6,511	166,356
Arcus Biosciences, Inc. *	14,271	256,164
Arcutis Biotherapeutics, Inc. *	14,169	75,237
Ardelyx, Inc. *	56,681	231,258
Arlo Technologies, Inc. *	23,889	246,057
Arrowhead Pharmaceuticals, Inc. *	27,182	730,380
ARS Pharmaceuticals, Inc. *	6,025	22,775
Artivion, Inc. *	10,719	162,500
Arvinas, Inc. *	13,423	263,628
ASGN, Inc. *	13,143	1,073,520
Assertio Holdings, Inc. *	22,734	58,199
Astria Therapeutics, Inc. *	6,612	49,326
Atara Biotherapeutics, Inc. *	25,754	38,116
Atea Pharmaceuticals, Inc. *	21,675	65,025
AtriCure, Inc. *	12,809	561,034
Atrion Corp.	361	149,154
Aura Biosciences, Inc. *	7,457	66,889
Aurinia Pharmaceuticals, Inc. * (Canada)	36,509	283,675
Avanos Medical, Inc. *	12,690	256,592
Aveanna Healthcare Holdings, Inc. *	15,325	18,237
Avid Bioservices, Inc. *	16,291	153,787
Avidity Biosciences, Inc. *	19,253	122,834
Avita Medical, Inc. *	6,750	98,618
Axogen, Inc. *	11,451	57,255
Axonics, Inc. *	13,269	744,656
Axsome Therapeutics, Inc. *	9,515	665,003
B&G Foods, Inc.	19,313	191,006
Bakkt Holdings, Inc. *	22,825	26,705
Barrett Business Services, Inc.	1,784	160,988
Beam Therapeutics, Inc. *	19,031	457,696
Beauty Health Co. *	23,615	142,162
BellRing Brands, Inc. *	36,221	1,493,392
Benson Hill, Inc. *	48,043	15,926
Beyond Air, Inc. *	6,824	15,763
Beyond Meat, Inc. *	16,288	156,691
BioAtla, Inc. *	11,616	19,747
BioCryst Pharmaceuticals, Inc. *	50,952	360,740
Biohaven Ltd. *	15,383	400,112
BioLife Solutions, Inc. *	9,481	130,933
Biomea Fusion, Inc. *	5,321	73,217
Biote Corp. Class A *	2,509	12,846
Bioxcel Therapeutics, Inc. *	5,161	13,057
Bluebird Bio, Inc. *	29,315	89,118
Blueprint Medicines Corp. *	16,385	822,855
BRC, Inc. Class A *	10,298	36,970
Bridgebio Pharma, Inc. *	30,909	815,070
Bright Green Corp. *	15,824	6,265
BrightView Holdings, Inc. *	11,545	89,474
Brink’s Co.	12,423	902,407
Brookdale Senior Living, Inc. *	48,455	200,604
Butterfly Network, Inc. *	39,616	46,747
Cabaletta Bio, Inc. *	9,418	143,342
Cal-Maine Foods, Inc.	10,220	494,852
Calavo Growers, Inc.	4,921	124,157
Cano Health, Inc. *	64,630	16,390
Cara Therapeutics, Inc. *	12,408	20,845
CareDx, Inc. *	14,543	101,801
CareMax, Inc. *	20,803	44,102
Caribou Biosciences, Inc. *	20,241	96,752
Carisma Therapeutics, Inc.	7,211	30,503
Carriage Services, Inc.	3,507	99,073
Cass Information Systems, Inc.	3,612	134,547
Cassava Sciences, Inc. *	10,696	177,981
Castle Biosciences, Inc. *	6,778	114,480

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Catalyst Pharmaceuticals, Inc. *	26,621	$311,199
CBIZ, Inc. *	13,042	676,880
Celcuity, Inc. *	4,441	40,591
Celldex Therapeutics, Inc. *	12,962	356,714
Central Garden & Pet Co. *	2,832	125,004
Central Garden & Pet Co. Class A *	10,573	423,872
Century Therapeutics, Inc. *	6,092	12,184
Cerevel Therapeutics Holdings, Inc. *	16,678	364,081
Cerus Corp. *	48,351	78,329
Chefs’ Warehouse, Inc. *	9,285	196,656
Chegg, Inc. *	31,079	277,225
Cimpress PLC * (Ireland)	4,842	338,988
Cipher Mining, Inc. *	11,672	27,196
Citius Pharmaceuticals, Inc. *	30,842	21,108
ClearPoint Neuro, Inc. *	5,685	28,482
Coca-Cola Consolidated, Inc.	1,279	813,853
Cogent Biosciences, Inc. *	21,961	214,120
Coherus Biosciences, Inc. *	26,989	100,939
Collegium Pharmaceutical, Inc. *	8,932	199,630
Community Health Systems, Inc. *	35,405	102,675
Compass Therapeutics, Inc. *	23,787	46,860
CompoSecure, Inc. *	3,159	20,376
CONMED Corp.	8,367	843,812
Corcept Therapeutics, Inc. *	21,688	590,890
CoreCivic, Inc. *	30,500	343,125
CorMedix, Inc. *	16,302	60,317
CorVel Corp. *	2,363	464,684
Coursera, Inc. *	35,323	660,187
CPI Card Group, Inc. *	952	17,631
CRA International, Inc.	1,840	185,398
Crinetics Pharmaceuticals, Inc. *	17,441	518,695
Cross Country Healthcare, Inc. *	9,393	232,852
Cue Biopharma, Inc. *	8,606	19,794
Cullinan Oncology, Inc. *	6,382	57,757
Custom Truck One Source, Inc. *	15,744	97,613
Cutera, Inc. *	4,734	28,499
CVRx, Inc. *	2,942	44,630
Cymabay Therapeutics, Inc. *	26,974	402,182
Cytek Biosciences, Inc. *	32,763	180,852
Cytokinetics, Inc. *	25,017	737,001
Day One Biopharmaceuticals, Inc. *	16,974	208,271
Deciphera Pharmaceuticals, Inc. *	13,903	176,846
Deluxe Corp.	11,564	218,444
Denali Therapeutics, Inc. *	31,678	653,517
Design Therapeutics, Inc. *	9,609	22,677
Disc Medicine, Inc. *	2,430	114,161
Distribution Solutions Group, Inc. *	2,434	63,284
DocGo, Inc. *	22,021	117,372
Dole PLC	18,666	216,152
Duckhorn Portfolio, Inc. *	11,347	116,420
Dynavax Technologies Corp. *	34,448	508,797
Dyne Therapeutics, Inc. *	11,359	101,777
Eagle Pharmaceuticals, Inc. *	2,602	41,034
Edgewell Personal Care Co.	13,942	515,296
Edgewise Therapeutics, Inc. *	11,607	66,508
Editas Medicine, Inc. *	22,351	174,338
elf Beauty, Inc. *	14,417	1,583,419
Embecta Corp.	15,577	234,434
Emerald Holding, Inc. *	3,581	16,186
Emergent BioSolutions, Inc. *	14,083	47,882
Enanta Pharmaceuticals, Inc. *	5,538	61,859
Enhabit, Inc. *	13,216	148,680
Enliven Therapeutics, Inc. *	6,174	84,337
Ennis, Inc.	7,255	153,951
Ensign Group, Inc.	14,835	1,378,617
Entrada Therapeutics, Inc. *	5,715	90,297
EQRx, Inc. *	86,081	191,100
Erasca, Inc. *	22,117	43,570
European Wax Center, Inc. Class A *	8,793	142,447
EVERTEC, Inc.	17,413	647,415

	Shares	Value
Evolus, Inc. *	10,779	$98,520
Eyenovia, Inc. *	6,160	10,226
EyePoint Pharmaceuticals, Inc. *	6,947	55,507
Fate Therapeutics, Inc. *	23,469	49,754
Fennec Pharmaceuticals, Inc. * (Canada)	4,558	34,231
FibroGen, Inc. *	24,328	20,993
First Advantage Corp.	14,783	203,858
FiscalNote Holdings, Inc. *	17,475	36,348
Flywire Corp. *	25,814	823,208
Foghorn Therapeutics, Inc. *	5,573	27,865
Forafric Global PLC * (Gibraltar)	571	6,447
Forrester Research, Inc. *	3,244	93,752
Franklin Covey Co. *	3,036	130,305
Fresh Del Monte Produce, Inc.	9,490	245,222
Fulgent Genetics, Inc. *	5,403	144,476
Genelux Corp. *	5,019	122,915
Generation Bio Co . *	13,156	49,861
GEO Group, Inc. *	33,214	271,691
Geron Corp. *	133,606	283,245
Glaukos Corp. *	12,584	946,946
Graham Holdings Co. Class B	998	581,834
Graphite Bio, Inc. *	6,680	16,566
Green Dot Corp. Class A *	13,260	184,712
Gritstone bio, Inc. *	23,677	40,724
Guardant Health, Inc. *	30,622	907,636
Hackett Group, Inc.	6,645	156,756
Haemonetics Corp. *	13,646	1,222,409
Hain Celestial Group, Inc. *	23,949	248,351
Halozyme Therapeutics, Inc. *	35,108	1,341,126
Harmony Biosciences Holdings, Inc. *	8,808	288,638
Harrow, Inc. *	7,965	114,457
Harvard Bioscience, Inc. *	9,903	42,583
Healthcare Services Group, Inc.	20,431	213,095
HealthEquity, Inc. *	22,613	1,651,880
Heidrick & Struggles International, Inc.	5,551	138,886
Helen of Troy Ltd. *	6,422	748,548
Herbalife Ltd. *	26,623	372,456
Herc Holdings, Inc.	7,711	917,146
Heron Therapeutics, Inc. *	28,366	29,217
HF Foods Group, Inc. *	10,129	40,212
HilleVax, Inc. *	5,782	77,768
HireQuest, Inc.	1,321	20,383
Hostess Brands, Inc. *	35,765	1,191,332
Humacyte, Inc. *	16,084	47,126
Huron Consulting Group, Inc. *	5,148	536,216
I3 Verticals, Inc. Class A *	6,213	131,343
ICF International, Inc.	5,051	610,211
Icosavax, Inc. *	7,606	58,947
Ideaya Biosciences, Inc. *	14,619	394,421
IGM Biosciences, Inc. *	3,557	29,701
Ikena Oncology, Inc. *	5,262	22,784
Immuneering Corp. Class A *	5,394	41,426
ImmunityBio, Inc. *	29,909	50,546
ImmunoGen, Inc. *	64,808	1,028,503
Immunovant, Inc. *	14,468	555,427
Inari Medical, Inc. *	14,510	948,954
Information Services Group, Inc.	9,851	43,147
InfuSystem Holdings, Inc. *	3,934	37,924
Ingles Markets, Inc. Class A	3,806	286,706
Inhibrx, Inc. *	9,411	172,692
Inmode Ltd . *	20,771	632,685
Innovage Holding Corp. *	5,223	31,286
Innoviva, Inc. *	16,148	209,763
Inogen, Inc. *	6,640	34,661
Inozyme Pharma, Inc. *	8,784	36,893
Insmed, Inc. *	35,549	897,612
Insperity, Inc.	9,837	960,091
Integer Holdings Corp. *	8,890	697,243
Intellia Therapeutics, Inc. *	23,771	751,639
Inter Parfums, Inc.	5,021	674,521
Intercept Pharmaceuticals, Inc. *	10,990	203,755
Intra-Cellular Therapies, Inc. *	25,489	1,327,722

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Invitae Corp. *	72,554	$43,910
Iovance Biotherapeutics, Inc. *	62,004	282,118
iRadimed Corp.	2,073	91,979
iRhythm Technologies, Inc. *	8,262	778,776
Ironwood Pharmaceuticals, Inc. *	36,012	346,796
iTeos Therapeutics, Inc. *	6,653	72,850
J & J Snack Foods Corp.	4,111	672,765
Janux Therapeutics, Inc. *	4,413	44,483
John B Sanfilippo & Son, Inc.	2,349	232,081
John Wiley & Sons, Inc. Class A	11,553	429,425
Joint Corp. *	3,930	35,331
KalVista Pharmaceuticals, Inc. *	6,622	63,770
Karyopharm Therapeutics, Inc. *	30,474	40,835
Kelly Services, Inc. Class A	8,416	153,087
Keros Therapeutics, Inc. *	6,020	191,918
Kezar Life Sciences, Inc. *	19,013	22,625
Kforce, Inc.	5,345	318,883
Kiniksa Pharmaceuticals Ltd. Class A *	8,746	151,918
Kodiak Sciences, Inc. *	9,520	17,136
Korn Ferry	14,109	669,331
KORU Medical Systems, Inc. *	6,804	18,371
Krispy Kreme, Inc.	24,217	301,986
Krystal Biotech, Inc. *	5,825	675,700
Kura Oncology, Inc. *	19,728	179,919
Kymera Therapeutics, Inc. *	10,398	144,532
Lancaster Colony Corp.	5,218	861,127
Lantheus Holdings, Inc. *	18,383	1,277,251
Larimar Therapeutics, Inc. *	6,325	24,984
Laureate Education, Inc.	36,110	509,151
Legalzoom.com, Inc. *	28,130	307,742
LeMaitre Vascular, Inc.	5,430	295,826
Lexicon Pharmaceuticals, Inc. *	24,799	27,031
LifeStance Health Group, Inc. *	28,468	195,575
Ligand Pharmaceuticals, Inc. *	4,381	262,510
Limoneira Co.	3,965	60,744
Lincoln Educational Services Corp. *	6,454	54,536
Lineage Cell Therapeutics, Inc. *	31,120	36,722
Liquidia Corp. *	12,971	82,236
LivaNova PLC *	14,907	788,282
LiveRamp Holdings, Inc. *	17,835	514,361
Longboard Pharmaceuticals, Inc. *	3,716	20,661
Lyell Immunopharma, Inc. *	48,670	71,545
MacroGenics, Inc. *	16,274	75,837
Madrigal Pharmaceuticals, Inc. *	3,643	532,024
MannKind Corp. *	70,182	289,852
Marathon Digital Holdings, Inc. *	45,514	386,869
Marinus Pharmaceuticals, Inc. *	13,393	107,814
MarketWise, Inc.	8,455	13,528
Marqeta, Inc. Class A *	132,519	792,464
Matthews International Corp. Class A	8,087	314,665
MaxCyte, Inc. *	23,744	74,081
Medifast, Inc.	3,048	228,143
MeiraGTx Holdings PLC *	9,359	45,953
Merit Medical Systems, Inc. *	15,465	1,067,394
Merrimack Pharmaceuticals, Inc. *	2,525	31,133
Mersana Therapeutics, Inc. *	27,499	34,924
MGP Ingredients, Inc.	4,323	455,990
MiMedx Group, Inc. *	31,650	230,728
Mineralys Therapeutics, Inc. *	3,713	35,311
Mirum Pharmaceuticals, Inc. *	6,608	208,813
Mission Produce, Inc. *	12,456	120,574
ModivCare, Inc. *	3,350	105,559
Monro, Inc.	8,610	239,100
Monte Rosa Therapeutics, Inc. *	8,298	39,747
Morphic Holding, Inc. *	9,361	214,461
Multiplan Corp. *	106,862	179,528
Myriad Genetics, Inc. *	21,786	349,447
Nano-X Imaging Ltd. * (Israel)	12,598	82,643
NanoString Technologies, Inc. *	12,958	22,288
Nathan’s Famous, Inc.	756	53,419
National Beverage Corp. *	6,197	291,383

	Shares	Value
National HealthCare Corp.	3,484	$222,906
National Research Corp.	3,989	176,992
Natural Grocers by Vitamin Cottage, Inc. Class C	2,889	37,297
Nature’s Sunshine Products, Inc. *	3,409	56,487
Nautilus Biotechnology, Inc. SPAC *	13,513	42,701
Neogen Corp. *	58,807	1,090,282
NeoGenomics, Inc. *	34,677	426,527
Nevro Corp. *	9,450	181,629
NGM Biopharmaceuticals, Inc. *	11,285	12,075
Nkarta, Inc. *	9,173	12,750
Novavax, Inc. *	23,869	172,812
Nurix Therapeutics, Inc. *	12,900	101,394
Nuvalent, Inc. Class A *	6,420	295,127
Nuvation Bio, Inc. *	39,687	53,181
Nuvectis Pharma, Inc. *	1,636	21,088
Ocean Biomedical, Inc. *	1,777	6,930
Ocular Therapeutix, Inc. *	22,034	69,187
Olema Pharmaceuticals, Inc. *	7,332	90,550
Omega Therapeutics, Inc. *	6,249	13,435
Omeros Corp. *	16,105	47,027
OmniAb, Inc. *	25,195	130,762
Omnicell, Inc. *	12,021	541,426
OPKO Health, Inc. *	114,128	182,605
Optinose, Inc. *	16,504	20,300
Option Care Health, Inc. *	45,705	1,478,557
OraSure Technologies, Inc. *	20,519	121,678
Orchestra BioMed Holdings, Inc. *	4,360	38,019
Organogenesis Holdings, Inc. *	19,948	63,435
ORIC Pharmaceuticals, Inc. *	10,604	64,154
Orthofix Medical, Inc. *	9,501	122,183
OrthoPediatrics Corp. *	4,138	132,416
Oscar Health, Inc. Class A *	42,111	234,558
Outlook Therapeutics, Inc. *	40,599	8,972
Ovid therapeutics, Inc. *	14,981	57,527
Owens & Minor, Inc. *	19,900	321,584
P3 Health Partners, Inc. *	11,463	16,851
Pacific Biosciences of California, Inc. *	67,780	565,963
Pacira BioSciences, Inc. *	12,545	384,881
Paragon 28, Inc. *	11,730	147,211
Patterson Cos., Inc.	23,257	689,337
Payoneer Global, Inc. *	68,686	420,358
Paysafe Ltd. *	8,666	103,905
PDS Biotechnology Corp. *	7,081	35,759
Pediatrix Medical Group, Inc. *	21,990	279,493
Pennant Group, Inc. *	7,562	84,165
PepGen, Inc. *	3,473	17,643
Perdoceo Education Corp.	17,601	300,977
Performant Financial Corp. *	17,570	39,708
PetIQ, Inc. *	7,522	148,183
Phathom Pharmaceuticals, Inc. *	8,393	87,035
Phibro Animal Health Corp. Class A	5,008	63,952
Pliant Therapeutics, Inc. *	15,236	264,192
PMV Pharmaceuticals, Inc. *	10,583	64,980
Point Biopharma Global, Inc. SPAC *	24,011	160,153
Poseida Therapeutics, Inc. *	17,865	42,519
Precigen, Inc. *	34,261	48,651
Prelude Therapeutics, Inc. *	2,107	6,511
Prestige Consumer Healthcare, Inc. *	13,334	762,571
Prime Medicine, Inc. *	10,696	102,040
Primo Water Corp.	42,625	588,225
Priority Technology Holdings, Inc. *	6,741	21,841
PROCEPT BioRobotics Corp. *	9,748	319,832
PROG Holdings, Inc. *	12,350	410,143
Progyny, Inc. *	21,064	716,597
ProKidney Corp. *	12,340	56,517
Protagonist Therapeutics, Inc. *	15,584	259,941
Protalix BioTherapeutics, Inc. *	13,792	22,895
Prothena Corp. PLC * (Ireland)	11,075	534,369
PTC Therapeutics, Inc. *	19,094	427,897
Pulmonx Corp. *	9,917	102,443

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Pulse Biosciences, Inc. *	3,868	$15,588
Quad/Graphics, Inc. *	10,046	50,531
Quanex Building Products Corp.	8,705	245,220
Quanterix Corp. *	9,476	257,179
Quantum-Si, Inc. *	29,849	49,549
Quipt Home Medical Corp. *	8,631	43,932
RadNet, Inc. *	16,116	454,310
Rain Oncology, Inc. *	15,622	13,463
Rallybio Corp. *	8,383	28,251
RAPT Therapeutics, Inc. *	8,381	139,292
Recursion Pharmaceuticals, Inc. Class A *	36,687	280,656
REGENXBIO, Inc. *	11,287	185,784
Relay Therapeutics, Inc. *	24,642	207,239
Remitly Global, Inc. *	35,355	891,653
Reneo Pharmaceuticals, Inc. *	2,156	16,418
Rent the Runway, Inc. Class A *	14,271	9,713
Repay Holdings Corp. *	21,953	166,623
Replimune Group, Inc. *	10,834	185,370
Resources Connection, Inc.	9,146	136,367
Revance Therapeutics, Inc. *	23,154	265,576
REVOLUTION Medicines, Inc. *	27,223	753,533
Rhythm Pharmaceuticals, Inc. *	13,849	317,488
Rigel Pharmaceuticals, Inc. *	46,759	50,500
Riot Platforms, Inc. *	46,172	430,785
Rocket Pharmaceuticals, Inc. *	15,018	307,719
RxSight, Inc. *	7,288	203,262
Sabre Corp. *	89,553	402,093
Sage Therapeutics, Inc. *	14,648	301,456
Sagimet Biosciences, Inc. Class A *	1,562	13,746
Sana Biotechnology, Inc. *	24,818	96,046
Sanara Medtech, Inc. *	893	27,799
Sangamo Therapeutics, Inc. *	39,707	23,816
Savara, Inc. *	25,113	94,927
Scholar Rock Holding Corp. *	11,723	83,233
Scilex Holding Co. *	18,410	25,774
scPharmaceuticals, Inc. *	7,529	53,606
SEACOR Marine Holdings, Inc. *	6,130	85,084
Seer, Inc. *	16,474	36,408
Select Medical Holdings Corp.	28,044	708,672
Selecta Biosciences, Inc. *	29,379	31,142
Semler Scientific, Inc. *	1,180	29,937
Seneca Foods Corp. Class A *	1,565	84,244
Seres Therapeutics, Inc. *	26,358	62,732
SI-BONE, Inc. *	9,359	198,785
SIGA Technologies, Inc.	13,267	69,652
Silk Road Medical, Inc. *	10,027	150,305
Simply Good Foods Co. *	24,193	835,142
SomaLogic, Inc. *	42,206	100,872
SoundThinking, Inc. *	2,409	43,121
SP Plus Corp. *	5,484	197,972
SpartanNash Co.	9,573	210,606
SpringWorks Therapeutics, Inc. *	15,747	364,071
Sprouts Farmers Market, Inc. *	28,014	1,198,999
STAAR Surgical Co. *	12,973	521,255
Sterling Check Corp. *	8,393	105,920
Stoke Therapeutics, Inc. *	7,532	29,676
StoneCo Ltd. Class A * (Brazil)	78,507	837,670
Strategic Education, Inc.	6,158	463,389
Stride, Inc. *	11,368	511,901
Summit Therapeutics, Inc. *	31,083	58,125
SunOpta, Inc. * (Canada)	23,939	80,674
Supernus Pharmaceuticals, Inc. *	13,188	363,593
Surgery Partners, Inc. *	18,564	542,997
Surmodics, Inc. *	3,813	122,359
Sutro Biopharma, Inc. *	15,888	55,131
Syndax Pharmaceuticals, Inc. *	17,747	257,686
Tactile Systems Technology, Inc. *	6,234	87,588
Tango Therapeutics, Inc. *	13,129	147,833
Target Hospitality Corp. *	8,395	133,313
Taro Pharmaceutical Industries Ltd. *	2,130	80,322
Tarsus Pharmaceuticals, Inc. *	6,297	111,898

	Shares	Value
Tejon Ranch Co. *	5,981	$97,012
Tela Bio, Inc. *	4,026	32,208
Tenaya Therapeutics, Inc. *	12,368	31,538
Terns Pharmaceuticals, Inc. *	11,451	57,599
Textainer Group Holdings Ltd. (China)	11,333	422,154
TG Therapeutics, Inc. *	37,680	315,005
Theravance Biopharma, Inc. *	15,842	136,716
Theseus Pharmaceuticals, Inc. *	5,260	14,149
Third Harmonic Bio, Inc. *	5,161	32,979
Thorne HealthTech, Inc. *	4,618	47,057
Transcat, Inc. *	2,020	197,899
TransMedics Group, Inc. *	8,531	467,072
Travere Therapeutics, Inc. *	19,685	175,984
Treace Medical Concepts, Inc. *	11,965	156,861
TreeHouse Foods, Inc. *	13,750	599,225
Trevi Therapeutics, Inc. *	10,876	23,710
TriNet Group, Inc. *	10,180	1,185,766
Triton International Ltd. * (Bermuda)	14,676	1,207,248
TrueBlue, Inc. *	7,717	113,208
Turning Point Brands, Inc.	5,078	117,251
Turnstone Biologics Corp. *	3,531	13,912
Twist Bioscience Corp. *	15,073	305,379
Tyra Biosciences, Inc. *	3,839	52,863
U.S. Physical Therapy, Inc.	3,973	364,443
Udemy, Inc. *	23,307	221,416
UFP Technologies, Inc. *	1,872	302,234
United Natural Foods, Inc. *	16,345	231,118
Universal Corp.	6,409	302,569
Universal Technical Institute, Inc. *	8,476	71,029
Upbound Group, Inc.	15,310	450,879
UroGen Pharma Ltd. *	5,092	71,339
USANA Health Sciences, Inc. *	2,971	174,130
Utah Medical Products, Inc.	985	84,710
Utz Brands, Inc.	19,823	266,223
V2X, Inc. *	3,277	169,290
Vanda Pharmaceuticals, Inc. *	14,200	61,344
Varex Imaging Corp. *	10,049	188,821
Vaxcyte, Inc. *	25,364	1,293,057
Vaxxinity, Inc. Class A *	11,045	15,132
Vector Group Ltd.	38,892	413,811
Ventyx Biosciences, Inc. *	12,589	437,216
Vera Therapeutics, Inc. *	9,306	127,585
Veracyte, Inc. *	19,793	441,978
Vericel Corp. *	12,677	424,933
Verrica Pharmaceuticals, Inc. *	5,294	20,567
Verve Therapeutics, Inc. *	13,763	182,497
Viad Corp. *	5,741	150,414
Vicarious Surgical, Inc. *	18,531	10,946
Viemed Healthcare, Inc. *	7,495	50,441
Vigil Neuroscience, Inc. *	4,068	21,927
Viking Therapeutics, Inc. *	25,775	285,329
Village Super Market, Inc. Class A	2,310	52,298
Vir Biotechnology, Inc. *	22,936	214,910
Viridian Therapeutics, Inc. *	11,409	175,014
Vita Coco Co., Inc. *	7,497	195,222
Vital Farms, Inc. *	8,027	92,953
Vor BioPharma, Inc. *	10,063	21,334
Voyager Therapeutics, Inc. *	8,477	65,697
Waldencast PLC Class A *	9,286	87,474
WaVe Life Sciences Ltd. *	15,422	88,677
WD-40 Co.	3,696	751,175
Weis Markets, Inc.	4,410	277,830
Westrock Coffee Co. *	7,316	64,820
Willdan Group, Inc. *	3,216	65,703
WW International, Inc. *	15,006	166,116
X4 Pharmaceuticals, Inc. *	33,620	36,646
Xencor, Inc. *	15,446	311,237
Xeris Biopharma Holdings, Inc. *	37,515	69,778
XOMA Corp. *	1,671	23,544
Y-mAbs Therapeutics, Inc. *	9,957	54,266
Zentalis Pharmaceuticals, Inc. *	15,806	317,068

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Zevia PBC Class A *	6,773	$15,036
Zevra Therapeutics, Inc. *	9,296	44,807
Zimvie, Inc. *	6,970	65,588
ZipRecruiter, Inc. Class A *	18,094	216,947
Zura Bio Ltd. * (United Kingdom)	1,989	13,127
Zymeworks, Inc. *	13,338	84,563
Zynex, Inc. *	6,493	51,944

		139,092,148

Energy - 8.4%
Alpha Metallurgical Resources, Inc.	3,401	883,342
Amplify Energy Corp. *	9,684	71,177
Arch Resources, Inc.	5,027	857,908
Archrock, Inc.	37,344	470,534
Aris Water Solutions, Inc. Class A	8,175	81,587
Array Technologies, Inc. *	41,087	911,721
Atlas Energy Solutions, Inc. Class A	4,681	104,059
Berry Corp.	22,531	184,754
Borr Drilling Ltd. * (Mexico)	58,822	417,636
Bristow Group, Inc. *	6,213	175,020
California Resources Corp.	19,423	1,087,882
Callon Petroleum Co. *	16,547	647,319
ChampionX Corp.	53,815	1,916,890
Chord Energy Corp.	11,353	1,839,981
Civitas Resources, Inc.	18,840	1,523,591
Cleanspark, Inc. *	29,999	114,296
CNX Resources Corp. *	43,318	978,120
Comstock Resources, Inc.	24,771	273,224
CONSOL Energy, Inc.	9,065	951,009
Core Laboratories, Inc.	12,568	301,758
Crescent Energy Co. Class A	11,431	144,488
CVR Energy, Inc.	8,910	303,207
Delek U.S. Holdings, Inc.	18,718	531,778
Denbury, Inc. *	13,734	1,346,069
Diamond Offshore Drilling, Inc. *	27,758	407,487
DMC Global, Inc. *	5,294	129,544
Dril-Quip, Inc. *	8,931	251,586
Earthstone Energy, Inc. Class A *	15,106	305,745
Empire Petroleum Corp. *	2,766	26,637
Energy Vault Holdings, Inc. *	27,544	70,237
Eneti, Inc.	6,442	64,935
Enviva, Inc.	9,490	70,890
Eos Energy Enterprises, Inc. *	29,755	63,973
Equitrans Midstream Corp.	118,061	1,106,232
Evolution Petroleum Corp.	7,880	53,899
Excelerate Energy, Inc. Class A	5,325	90,738
Expro Group Holdings NV *	23,557	547,229
Fluence Energy, Inc. *	10,582	243,280
Forum Energy Technologies, Inc. *	2,275	54,646
FuelCell Energy, Inc. *	111,523	142,749
FutureFuel Corp.	7,097	50,886
Gevo, Inc. *	70,791	84,241
Golar LNG Ltd. (Cameroon)	27,268	661,522
Granite Ridge Resources, Inc.	6,005	36,631
Green Plains, Inc. *	10,265	308,977
Gulfport Energy Corp. *	2,984	354,081
Hallador Energy Co. *	5,529	79,728
Helix Energy Solutions Group, Inc. *	38,090	425,465
Helmerich & Payne, Inc.	26,522	1,118,168
HighPeak Energy, Inc.	2,892	48,817
Kinetik Holdings, Inc.	4,740	159,975
KLX Energy Services Holdings, Inc. *	3,095	36,676
Kodiak Gas Services, Inc. *	4,160	74,381
Kosmos Energy Ltd. * (Ghana)	123,293	1,008,537
Liberty Energy, Inc.	45,534	843,290
Magnolia Oil & Gas Corp. Class A	49,887	1,142,911
Mammoth Energy Services, Inc. *	5,587	25,924
Matador Resources Co.	30,578	1,818,779
Maxeon Solar Technologies Ltd. *	7,282	84,398
Montauk Renewables, Inc. *	18,769	170,986

	Shares	Value
Murphy Oil Corp.	40,435	$1,833,727
Nabors Industries Ltd. *	2,509	308,958
NACCO Industries, Inc. Class A	1,080	37,876
Newpark Resources, Inc. *	21,149	146,140
NextDecade Corp. *	8,872	45,425
Noble Corp. PLC	29,993	1,519,145
Northern Oil & Gas, Inc.	22,211	893,549
NOW, Inc. *	29,266	347,387
Oceaneering International, Inc. *	27,215	699,970
Oil States International, Inc. *	17,196	143,931
Par Pacific Holdings, Inc. *	15,334	551,104
Patterson-UTI Energy, Inc.	95,386	1,320,142
PBF Energy, Inc. Class A	30,840	1,650,865
Peabody Energy Corp.	33,429	868,820
Permian Resources Corp.	74,417	1,038,861
PrimeEnergy Resources Corp. *	75	8,699
ProFrac Holding Corp. Class A *	6,958	75,703
ProPetro Holding Corp. *	26,847	285,384
Ramaco Resources, Inc. Class A	6,187	67,995
Ramaco Resources, Inc. Class B *	1,237	14,757
Ranger Energy Services, Inc.	4,423	62,718
REX American Resources Corp. *	4,669	190,122
Riley Exploration Permian, Inc.	2,219	70,542
Ring Energy, Inc. *	29,944	58,391
RPC, Inc.	21,688	193,891
SandRidge Energy, Inc.	5,917	92,660
Seadrill Ltd. * (Norway)	13,636	610,756
Select Water Solutions, Inc.	22,204	176,522
Shoals Technologies Group, Inc. Class A *	46,054	840,486
SilverBow Resources, Inc. *	4,715	168,656
Sitio Royalties Corp. Class A	22,033	533,419
SM Energy Co.	32,388	1,284,184
Solaris Oilfield Infrastructure, Inc. Class A	8,990	95,833
Stem, Inc. *	37,641	159,598
SunCoke Energy, Inc.	23,274	236,231
Sunnova Energy International, Inc. *	26,793	280,523
SunPower Corp. *	23,028	142,083
Talos Energy, Inc. *	30,270	497,639
Tellurian, Inc. *	143,054	165,943
TETRA Technologies, Inc. *	34,967	223,089
Tidewater, Inc. *	12,931	919,006
TPI Composites, Inc. *	11,288	29,913
U.S. Silica Holdings, Inc. *	19,962	280,267
VAALCO Energy, Inc.	29,265	128,473
Valaris Ltd. *	16,697	1,251,941
Verde Clean Fuels, Inc. *	1,130	4,260
Vertex Energy, Inc. *	18,034	80,251
Vital Energy, Inc. *	4,556	252,494
Vitesse Energy, Inc.	6,654	152,310
W&T Offshore, Inc. *	26,922	117,918
Warrior Met Coal, Inc.	14,191	724,876
Weatherford International PLC *	19,256	1,739,395

		51,904,358

Financial - 20.6%
1st Source Corp.	4,422	186,122
Acadia Realty Trust REIT	24,153	346,596
ACNB Corp.	2,162	68,341
AFC Gamma, Inc. REIT	4,115	48,310
Alerus Financial Corp.	5,194	94,427
Alexander & Baldwin, Inc. REIT *	21,005	351,414
Alexander’s, Inc. REIT	658	119,907
Alpine Income Property Trust, Inc. REIT	3,888	63,608
AlTi Global, Inc. *	5,444	37,890
Amalgamated Financial Corp.	5,172	89,062
Ambac Financial Group, Inc. *	12,470	150,388
Amerant Bancorp, Inc.	7,762	135,369
American Assets Trust, Inc. REIT	13,629	265,084
American Coastal Insurance Corp. Class C *	5,229	38,485
American Equity Investment Life Holding Co. *	21,091	1,131,321

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
American National Bankshares, Inc.	2,720	$103,197
American Realty Investors, Inc. *	308	4,503
Ameris Bancorp	17,990	690,636
AMERISAFE, Inc.	5,085	254,606
Ames National Corp.	1,904	31,587
Angel Oak Mortgage, Inc. REIT	3,681	31,399
Anywhere Real Estate, Inc. *	29,152	187,447
Apartment Investment & Management Co. Class A REIT *	40,850	277,780
Apollo Commercial Real Estate Finance, Inc. REIT	37,921	384,140
Apple Hospitality REIT, Inc.	58,715	900,688
Applied Digital Corp. *	18,677	116,544
Arbor Realty Trust, Inc. REIT	44,628	677,453
Ares Commercial Real Estate Corp. REIT	14,675	139,706
Argo Group International Holdings Ltd.	8,821	263,219
Armada Hoffler Properties, Inc. REIT	18,168	186,040
ARMOUR Residential REIT, Inc.	62,280	264,690
Arrow Financial Corp.	4,428	75,364
Artisan Partners Asset Management, Inc. Class A	16,209	606,541
AssetMark Financial Holdings, Inc. *	5,895	147,847
Associated Banc-Corp.	41,189	704,744
Atlantic Union Bankshares Corp.	20,360	585,961
Atlanticus Holdings Corp. *	1,279	38,766
Avantax, Inc. *	10,703	273,783
Axos Financial, Inc. *	15,615	591,184
B Riley Financial, Inc.	5,054	207,163
Banc of California, Inc.	12,967	160,531
BancFirst Corp.	5,937	514,916
Banco Latinoamericano de Comercio Exterior SA (Panama)	7,106	150,647
Bancorp, Inc. *	14,708	507,426
Bank First Corp.	2,520	194,418
Bank of Hawaii Corp.	9,870	490,440
Bank of Marin Bancorp	4,931	90,139
Bank of NT Butterfield & Son Ltd. (Bermuda)	13,788	373,379
Bank7 Corp.	510	11,480
BankUnited, Inc.	20,187	458,245
Bankwell Financial Group, Inc.	1,898	46,064
Banner Corp.	9,125	386,717
Bar Harbor Bankshares	4,199	99,222
BayCom Corp.	3,365	64,642
BCB Bancorp, Inc.	4,808	53,561
Berkshire Hills Bancorp, Inc.	11,394	228,450
BGC Group, Inc. Class A	85,462	451,239
Bit Digital, Inc. * (China)	20,274	43,386
Blackstone Mortgage Trust, Inc. Class A REIT	46,601	1,013,572
Blue Foundry Bancorp *	7,307	61,160
Blue Ridge Bankshares, Inc.	4,942	22,338
Braemar Hotels & Resorts, Inc. REIT	18,208	50,436
Brandywine Realty Trust REIT	48,359	219,550
Bread Financial Holdings, Inc.	8,017	274,181
Bridgewater Bancshares, Inc. *	6,000	56,880
Brightsphere Investment Group, Inc.	8,467	164,175
BrightSpire Capital, Inc. REIT	34,934	218,687
Broadstone Net Lease, Inc. REIT	50,490	722,007
Brookfield Business Corp. Class A (Canada)	7,170	129,634
Brookline Bancorp, Inc.	23,849	217,264
BRP Group, Inc. Class A *	16,411	381,228
BRT Apartments Corp. REIT	3,643	62,915
Burke & Herbert Financial Services Corp.	1,672	77,689
Business First Bancshares, Inc.	6,834	128,206
Byline Bancorp, Inc.	6,572	129,534
C&F Financial Corp.	697	37,359
Cadence Bank	46,120	978,666
Cambridge Bancorp	2,257	140,589
Camden National Corp.	4,127	116,464
Cannae Holdings, Inc. *	19,264	359,081
Capital Bancorp, Inc.	2,234	42,736
Capital City Bank Group, Inc.	3,827	114,159

	Shares	Value
Capitol Federal Financial, Inc.	33,292	$158,803
Capstar Financial Holdings, Inc.	5,885	83,508
CareTrust REIT, Inc.	27,561	565,000
Carter Bankshares, Inc. *	6,979	87,447
Cathay General Bancorp	18,802	653,558
CBL & Associates Properties, Inc. REIT	7,378	154,790
Centerspace REIT	4,087	246,283
Central Pacific Financial Corp.	6,796	113,357
Central Valley Community Bancorp	2,544	35,896
Chatham Lodging Trust REIT	13,379	128,037
Chemung Financial Corp.	710	28,123
Chicago Atlantic Real Estate Finance, Inc. REIT	4,445	65,430
Chimera Investment Corp. REIT	62,960	343,762
ChoiceOne Financial Services, Inc.	1,666	32,720
Citizens & Northern Corp.	4,459	78,255
Citizens Financial Services, Inc.	1,059	50,747
City Holding Co.	4,031	364,201
City Office REIT, Inc.	12,675	53,869
Civista Bancshares, Inc.	4,343	67,317
Claros Mortgage Trust, Inc. REIT	24,334	269,621
Clipper Realty, Inc. REIT	4,893	25,346
CNB Financial Corp.	5,235	94,806
CNO Financial Group, Inc.	30,872	732,593
Coastal Financial Corp. *	2,871	123,195
Codorus Valley Bancorp, Inc.	2,326	43,357
Cohen & Steers, Inc.	6,989	438,140
Colony Bankcorp, Inc.	4,665	46,627
Columbia Financial, Inc. *	7,589	119,223
Community Bank System, Inc.	14,574	615,169
Community Healthcare Trust, Inc. REIT	6,975	207,157
Community Trust Bancorp, Inc.	4,268	146,222
Compass Diversified Holdings	17,056	320,141
Compass, Inc. Class A *	81,017	234,949
ConnectOne Bancorp, Inc.	10,790	192,386
Consumer Portfolio Services, Inc. *	2,941	26,675
COPT Defense Properties REIT	30,496	726,720
Crawford & Co. Class A	4,680	43,711
CrossFirst Bankshares, Inc. *	11,653	117,579
CTO Realty Growth, Inc. REIT	7,044	114,183
Cushman & Wakefield PLC *	43,347	330,304
Customers Bancorp, Inc. *	7,737	266,540
CVB Financial Corp.	35,939	595,509
Diamond Hill Investment Group, Inc.	751	126,596
DiamondRock Hospitality Co. REIT	57,973	465,523
Dime Community Bancshares, Inc.	9,431	188,243
Diversified Healthcare Trust REIT	62,519	121,287
Donegal Group, Inc. Class A	4,250	60,584
Douglas Elliman, Inc.	21,679	48,995
Douglas Emmett, Inc. REIT	21,295	271,724
Dynex Capital, Inc. REIT	13,884	165,775
Eagle Bancorp, Inc.	5,888	126,298
Easterly Government Properties, Inc. REIT	26,529	303,226
Eastern Bankshares, Inc.	42,463	532,486
eHealth, Inc. *	6,957	51,482
Ellington Financial, Inc. REIT	17,910	223,338
Elme Communities REIT	23,704	323,323
Empire State Realty Trust, Inc. Class A REIT	37,332	300,149
Employers Holdings, Inc.	7,009	280,010
Enact Holdings, Inc.	8,054	219,310
Encore Capital Group, Inc. *	6,183	295,300
Enova International, Inc. *	8,269	420,644
Enstar Group Ltd. *	3,217	778,514
Enterprise Bancorp, Inc.	2,665	72,968
Enterprise Financial Services Corp.	9,819	368,212
Equity Bancshares, Inc. Class A	4,136	99,554
Equity Commonwealth REIT	28,666	526,594
Esquire Financial Holdings, Inc.	1,920	87,725
ESSA Bancorp, Inc.	1,983	29,765
Essent Group Ltd.	28,743	1,359,256
Essential Properties Realty Trust, Inc. REIT	42,631	922,109

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Evans Bancorp, Inc.	1,257	$33,688
eXp World Holdings, Inc.	18,930	307,423
F&G Annuities & Life, Inc.	4,833	135,614
Farmers & Merchants Bancorp, Inc.	3,857	67,613
Farmers National Banc Corp.	10,298	119,045
Farmland Partners, Inc. REIT	13,795	141,537
FB Financial Corp.	9,595	272,114
Federal Agricultural Mortgage Corp. Class C	2,423	373,869
Fidelis Insurance Holdings Ltd. * (Bermuda)	4,336	63,652
Fidelity D&D Bancorp, Inc.	1,200	54,480
Finance Of America Cos., Inc. Class A *	13,751	17,601
Financial Institutions, Inc.	4,452	74,927
First BanCorp	48,437	651,962
First Bancorp, Inc.	2,438	57,293
First Bancshares, Inc.	8,289	223,554
First Bank	4,430	47,755
First Busey Corp.	14,756	283,610
First Business Financial Services, Inc.	2,084	62,541
First Commonwealth Financial Corp.	26,911	328,583
First Community Bankshares, Inc.	4,815	141,802
First Community Corp.	1,369	23,643
First Financial Bancorp	25,021	490,412
First Financial Bankshares, Inc.	35,253	885,555
First Financial Corp.	3,676	124,286
First Foundation, Inc.	13,303	80,882
First Interstate BancSystem, Inc. Class A	22,480	560,651
First Merchants Corp.	16,682	464,093
First Mid Bancshares, Inc.	5,628	149,480
First of Long Island Corp.	5,564	64,042
First Western Financial, Inc. *	2,110	38,297
FirstCash Holdings, Inc.	10,320	290,405
Five Star Bancorp	3,543	71,073
Flushing Financial Corp.	8,348	109,609
Forge Global Holdings, Inc. *	30,558	62,033
Four Corners Property Trust, Inc. REIT	24,226	537,575
Franklin BSP Realty Trust, Inc. REIT	22,518	298,138
FRP Holdings, Inc. *	1,863	100,546
FS Bancorp, Inc.	1,310	38,645
FTAI Aviation Ltd.	26,750	950,962
FTAI Infrastructure, Inc.	25,931	83,498
Fulton Financial Corp.	44,113	534,208
FVCBankcorp, Inc. *	3,783	48,460
GCM Grosvenor, Inc. Class A	11,898	92,328
Genworth Financial, Inc. Class A *	126,731	742,644
German American Bancorp, Inc.	7,922	214,607
Getty Realty Corp. REIT	12,137	336,559
Glacier Bancorp, Inc.	30,166	859,731
Gladstone Commercial Corp. REIT	10,875	132,240
Gladstone Land Corp. REIT	9,528	135,583
Global Medical REIT, Inc.	16,489	147,906
Global Net Lease, Inc. REIT	52,911	508,475
GoHealth, Inc. Class A *	1,146	16,606
Goosehead Insurance, Inc. Class A *	5,827	434,286
Granite Point Mortgage Trust, Inc. REIT	15,191	74,132
Great Southern Bancorp, Inc.	2,460	117,883
Greene County Bancorp, Inc.	1,884	45,310
Greenlight Capital Re Ltd. Class A *	7,649	82,150
Guaranty Bancshares, Inc.	2,295	65,844
Hamilton Lane, Inc. Class A	9,846	890,472
Hancock Whitney Corp.	23,408	865,862
Hanmi Financial Corp.	8,694	141,104
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	28,199	597,819
HarborOne Bancorp, Inc.	12,421	118,248
HBT Financial, Inc.	3,469	63,275
HCI Group, Inc.	1,797	97,559
Heartland Financial USA, Inc.	11,395	335,355
Heritage Commerce Corp.	17,738	150,241
Heritage Financial Corp.	9,657	157,506
Hersha Hospitality Trust Class A REIT	7,973	78,614
Hilltop Holdings, Inc.	12,627	358,102

	Shares	Value
Hingham Institution For Savings	444	$82,917
Hippo Holdings, Inc. *	2,639	21,033
Home Bancorp, Inc.	2,196	69,987
Home BancShares, Inc.	51,593	1,080,357
HomeStreet, Inc.	5,106	39,776
HomeTrust Bancshares, Inc.	4,310	93,398
Hope Bancorp, Inc.	30,631	271,084
Horace Mann Educators Corp.	10,803	317,392
Horizon Bancorp, Inc.	11,663	124,561
Hudson Pacific Properties, Inc. REIT	37,397	248,690
Independence Realty Trust, Inc. REIT	61,022	858,580
Independent Bank Corp.	11,952	586,724
Independent Bank Corp. MI	5,801	106,390
Independent Bank Group, Inc.	9,758	385,929
Innovative Industrial Properties, Inc. REIT	7,642	578,194
International Bancshares Corp.	14,618	633,544
International Money Express, Inc. *	9,325	157,872
InvenTrust Properties Corp. REIT	19,168	456,390
Invesco Mortgage Capital, Inc. REIT	11,310	113,213
Investors Title Co.	373	55,238
Jackson Financial, Inc. Class A	22,447	857,924
James River Group Holdings Ltd.	9,238	141,803
JBG SMITH Properties REIT	29,657	428,840
John Marshall Bancorp, Inc.	3,207	57,245
Kearny Financial Corp.	16,274	112,779
Kennedy-Wilson Holdings, Inc.	32,985	486,199
Kingsway Financial Services, Inc. * (Canada)	3,503	26,448
Kite Realty Group Trust REIT	58,883	1,261,274
KKR Real Estate Finance Trust, Inc. REIT	16,175	191,997
Ladder Capital Corp. REIT	30,782	315,823
Lakeland Bancorp, Inc.	17,688	223,223
Lakeland Financial Corp.	6,547	310,721
LCNB Corp.	3,120	44,522
Legacy Housing Corp. *	2,286	44,371
Lemonade, Inc. *	14,107	163,923
LendingClub Corp. *	27,728	169,141
LendingTree, Inc. *	3,022	46,841
Live Oak Bancshares, Inc.	9,463	273,954
LTC Properties, Inc. REIT	11,452	367,953
Luther Burbank Corp.	2,454	20,614
LXP Industrial Trust REIT	79,535	707,861
Macatawa Bank Corp.	7,514	67,325
Macerich Co. REIT	58,240	635,398
Maiden Holdings Ltd. *	17,861	31,435
MainStreet Bancshares, Inc.	1,894	38,903
Marcus & Millichap, Inc.	6,395	187,629
Maui Land & Pineapple Co., Inc. *	1,508	19,981
MBIA, Inc. *	13,661	98,496
McGrath RentCorp	6,653	666,897
Mercantile Bank Corp.	4,456	137,735
Merchants Bancorp	4,198	116,369
Mercury General Corp.	7,482	209,720
Metrocity Bankshares, Inc.	5,458	107,413
Metropolitan Bank Holding Corp. *	2,959	107,353
MFA Financial, Inc. REIT	27,699	266,187
Mid Penn Bancorp, Inc.	4,078	82,090
Middlefield Banc Corp.	1,846	46,907
Midland States Bancorp, Inc.	6,065	124,575
MidWestOne Financial Group, Inc.	4,126	83,882
Moelis & Co. Class A	17,370	783,908
Mr Cooper Group, Inc. *	17,783	952,457
MVB Financial Corp.	3,422	77,269
National Bank Holdings Corp. Class A	8,360	248,794
National Bankshares, Inc.	1,326	33,203
National Health Investors, Inc. REIT	11,664	599,063
National Western Life Group, Inc. Class A	618	270,369
Navient Corp.	25,177	433,548
NBT Bancorp, Inc.	11,309	358,382
Nelnet, Inc. Class A	3,870	345,668
NerdWallet, Inc. Class A *	9,453	84,037
NETSTREIT Corp. REIT	18,872	294,026

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
New York Mortgage Trust, Inc. REIT	25,592	$217,276
Newmark Group, Inc. Class A	37,322	239,980
NewtekOne, Inc.	6,627	97,748
NexPoint Diversified Real Estate Trust REIT	9,351	81,447
Nexpoint Real Estate Finance, Inc. REIT	3,070	50,225
NexPoint Residential Trust, Inc. REIT	5,984	192,565
NI Holdings, Inc. *	2,437	31,364
Nicolet Bankshares, Inc.	3,534	246,603
NMI Holdings, Inc. Class A *	22,051	597,362
Northeast Bank	1,878	82,820
Northeast Community Bancorp, Inc.	3,646	53,815
Northfield Bancorp, Inc.	10,985	103,808
Northrim BanCorp, Inc.	1,526	60,460
Northwest Bancshares, Inc.	32,331	330,746
Norwood Financial Corp.	2,376	61,206
Oak Valley Bancorp	2,000	50,160
OceanFirst Financial Corp.	15,753	227,946
Ocwen Financial Corp. *	1,643	42,521
Office Properties Income Trust REIT	13,833	56,715
OFG Bancorp	12,930	386,090
Old National Bancorp	79,244	1,152,208
Old Second Bancorp, Inc.	12,234	166,505
One Liberty Properties, Inc. REIT	4,590	86,613
OppFi, Inc. *	2,693	6,786
Orange County Bancorp, Inc.	1,670	72,094
Orchid Island Capital, Inc. REIT	12,889	109,685
Origin Bancorp, Inc.	8,095	233,703
Orion Office REIT, Inc.	15,190	79,140
Orrstown Financial Services, Inc.	3,134	65,845
Outfront Media, Inc. REIT	39,907	403,061
P10, Inc. Class A	10,152	118,271
Pacific Premier Bancorp, Inc.	24,843	540,584
PacWest Bancorp	33,136	262,106
Pagseguro Digital Ltd. Class A * (Brazil)	53,293	458,853
Palomar Holdings, Inc. *	6,634	336,675
Paramount Group, Inc. REIT	53,098	245,313
Park National Corp.	3,876	366,360
Parke Bancorp, Inc.	3,261	53,122
Pathward Financial, Inc.	7,174	330,650
Patria Investments Ltd. Class A (Cayman)	14,004	204,178
Paysign, Inc. *	6,943	13,539
PCB Bancorp	3,596	55,558
Peakstone Realty Trust REIT *	9,859	164,054
Peapack-Gladstone Financial Corp.	4,693	120,375
Pebblebrook Hotel Trust REIT	32,851	446,445
Penns Woods Bancorp, Inc.	1,539	32,442
PennyMac Financial Services, Inc.	6,899	459,473
PennyMac Mortgage Investment Trust REIT	24,429	302,920
Peoples Bancorp, Inc.	9,816	249,130
Peoples Financial Services Corp.	1,981	79,438
Perella Weinberg Partners	11,157	113,578
Phillips Edison & Co., Inc. REIT	31,845	1,068,081
Physicians Realty Trust REIT	65,792	802,004
Piedmont Office Realty Trust, Inc. Class A REIT	33,102	186,033
Pioneer Bancorp, Inc. *	3,302	28,199
Piper Sandler Cos.	4,727	686,880
PJT Partners, Inc. Class A	6,422	510,164
Plumas Bancorp	1,142	38,988
Plymouth Industrial REIT, Inc.	11,888	249,054
Ponce Financial Group, Inc. *	5,820	45,512
Postal Realty Trust, Inc. Class A REIT	5,903	79,691
PotlatchDeltic Corp. REIT	21,386	970,711
PRA Group, Inc. *	10,292	197,709
Preferred Bank	2,729	169,880
Premier Financial Corp.	9,560	163,094
Primis Financial Corp.	6,934	56,512
Princeton Bancorp, Inc.	1,149	33,310
ProAssurance Corp.	13,737	259,492
Provident Financial Services, Inc.	19,430	297,085
QCR Holdings, Inc.	4,401	213,537

	Shares	Value
Radian Group, Inc.	42,876	$1,076,616
RBB Bancorp	4,998	63,874
RE/MAX Holdings, Inc. Class A	4,707	60,909
Ready Capital Corp. REIT	44,290	447,772
Red River Bancshares, Inc.	1,125	51,705
Redfin Corp. *	29,053	204,533
Redwood Trust, Inc. REIT	31,017	221,151
Regional Management Corp.	2,179	60,315
Renasant Corp.	14,687	384,653
Republic Bancorp, Inc. Class A	2,481	109,288
Retail Opportunity Investments Corp. REIT	34,663	429,128
RLJ Lodging Trust REIT	42,621	417,260
RMR Group, Inc. Class A	4,505	110,463
RPT Realty REIT	23,181	244,791
Ryman Hospitality Properties, Inc. REIT	15,570	1,296,670
S&T Bancorp, Inc.	10,245	277,435
Sabra Health Care REIT, Inc.	62,601	872,658
Safehold, Inc. REIT	12,015	213,867
Safety Insurance Group, Inc.	3,743	255,235
Sandy Spring Bancorp, Inc.	12,746	273,147
Saul Centers, Inc. REIT	3,067	108,173
Sculptor Capital Management, Inc.	6,599	76,548
Seacoast Banking Corp. of Florida	21,628	474,951
Security National Financial Corp. Class A *	2,026	15,884
Selective Insurance Group, Inc.	16,324	1,684,147
Selectquote, Inc. *	38,528	45,078
Service Properties Trust REIT	44,592	342,912
ServisFirst Bancshares, Inc.	13,709	715,199
Shore Bancshares, Inc.	8,183	86,085
Sierra Bancorp	4,016	76,143
Silvercrest Asset Management Group, Inc. Class A	2,703	42,897
Simmons First National Corp. Class A	32,914	558,221
SiriusPoint Ltd. * (Bermuda)	24,256	246,684
SITE Centers Corp. REIT	51,548	635,587
Skyward Specialty Insurance Group, Inc. *	6,475	177,156
SL Green Realty Corp. REIT	15,273	569,683
SmartFinancial, Inc.	3,979	85,031
South Plains Financial, Inc.	2,964	78,368
Southern First Bancshares, Inc. *	2,115	56,978
Southern Missouri Bancorp, Inc.	2,466	95,410
Southern States Bancshares, Inc.	2,252	50,873
Southside Bancshares, Inc.	8,002	229,657
SouthState Corp.	20,860	1,405,130
St. Joe Co.	9,271	503,693
Star Holdings *	3,395	42,505
Stellar Bancorp, Inc.	13,569	289,291
StepStone Group, Inc. Class A	14,887	470,131
Sterling Bancorp, Inc. *	5,290	30,894
Stewart Information Services Corp.	7,083	310,235
Stock Yards Bancorp, Inc.	7,339	288,349
StoneX Group, Inc. *	4,838	468,899
Stratus Properties, Inc. *	1,416	38,798
Summit Financial Group, Inc.	3,094	69,739
Summit Hotel Properties, Inc. REIT	29,249	169,644
Sunstone Hotel Investors, Inc. REIT	57,423	536,905
SWK Holdings Corp. *	1,531	24,113
Tanger Factory Outlet Centers, Inc. REIT	27,668	625,297
Terreno Realty Corp. REIT	22,249	1,263,743
Texas Capital Bancshares, Inc. *	12,928	761,459
Third Coast Bancshares, Inc. *	3,504	59,918
Timberland Bancorp, Inc.	2,149	58,238
Tiptree, Inc.	6,469	108,420
Tompkins Financial Corp.	3,821	187,191
Towne Bank	19,314	442,870
TPG RE Finance Trust, Inc. REIT	19,270	129,687
Transcontinental Realty Investors, Inc. REIT *	349	10,686
TriCo Bancshares	8,617	276,003
Triumph Financial, Inc. *	5,994	388,351
Trupanion, Inc. *	10,883	306,901
TrustCo Bank Corp.	5,333	145,538

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Trustmark Corp.	16,544	$359,501
Two Harbors Investment Corp. REIT	26,352	348,900
UMB Financial Corp.	11,853	735,479
UMH Properties, Inc. REIT	15,428	216,301
United Bankshares, Inc.	35,278	973,320
United Community Banks, Inc.	30,985	787,329
United Fire Group, Inc.	5,938	117,276
Uniti Group, Inc. REIT	66,310	312,983
Unity Bancorp, Inc.	2,261	52,975
Universal Health Realty Income Trust REIT	3,500	141,505
Universal Insurance Holdings, Inc.	6,721	94,228
Univest Financial Corp.	8,159	141,803
Upstart Holdings, Inc. *	19,590	559,099
Urban Edge Properties REIT	31,929	487,237
USCB Financial Holdings, Inc. *	2,558	26,885
Valley National Bancorp	117,470	1,005,543
Velocity Financial, Inc. *	2,465	27,855
Veris Residential, Inc. REIT	21,394	353,001
Veritex Holdings, Inc.	13,677	245,502
Victory Capital Holdings, Inc. Class A	7,653	255,151
Virginia National Bankshares Corp.	1,504	45,646
Virtus Investment Partners, Inc.	1,880	379,741
Walker & Dunlop, Inc.	8,603	638,687
Washington Federal, Inc.	17,448	447,018
Washington Trust Bancorp, Inc.	4,573	120,407
Waterstone Financial, Inc.	5,473	59,929
WesBanco, Inc.	15,577	380,390
West BanCorp, Inc.	4,871	79,446
Westamerica BanCorp	6,938	300,068
Whitestone REIT	14,451	139,163
WisdomTree, Inc.	37,968	265,776
World Acceptance Corp. *	1,113	141,418
WSFS Financial Corp.	16,763	611,849
Xenia Hotels & Resorts, Inc. REIT	30,651	361,069

		126,938,051

Industrial - 14.9%
374Water, Inc. *	14,856	18,421
908 Devices, Inc. *	6,002	39,973
AAON, Inc.	18,292	1,040,266
AAR Corp. *	9,377	558,213
Advanced Energy Industries, Inc.	10,220	1,053,886
AeroVironment, Inc. *	7,093	791,082
AerSale Corp. *	7,056	105,417
Air Transport Services Group, Inc. *	15,337	320,083
Akoustis Technologies, Inc. *	18,777	14,137
Alamo Group, Inc.	2,728	471,562
Albany International Corp. Class A	8,499	733,294
Allient, Inc.	3,446	106,550
American Woodmark Corp. *	4,401	332,760
AMMO, Inc. *	24,273	49,031
Amprius Technologies, Inc. *	1,179	5,588
Apogee Enterprises, Inc.	6,030	283,892
Applied Industrial Technologies, Inc.	10,459	1,617,066
ArcBest Corp.	6,566	667,434
Archer Aviation, Inc. Class A *	42,174	213,400
Arcosa, Inc.	13,155	945,845
Ardmore Shipping Corp. (Ireland)	10,774	140,170
Argan, Inc.	3,217	146,438
Aspen Aerogels, Inc. *	13,861	119,205
Astec Industries, Inc.	5,995	282,424
Astronics Corp. *	7,034	111,559
Atkore, Inc. *	10,425	1,555,306
Atmus Filtration Technologies, Inc. *	4,356	90,823
AZZ, Inc.	6,648	303,016
Babcock & Wilcox Enterprises, Inc. *	15,816	66,585
Badger Meter, Inc.	7,887	1,134,703
Barnes Group, Inc.	13,503	458,697
Bel Fuse, Inc. Class B	2,738	130,657
Belden, Inc.	11,566	1,116,697

	Shares	Value
Benchmark Electronics, Inc.	9,797	$237,675
Blink Charging Co. *	13,647	41,760
Bloom Energy Corp. Class A *	52,091	690,727
Boise Cascade Co.	10,660	1,098,406
Bowman Consulting Group Ltd. *	2,909	81,539
Cactus, Inc. Class A	17,479	877,621
Cadre Holdings, Inc.	5,135	136,848
Casella Waste Systems, Inc. Class A *	15,140	1,155,182
CECO Environmental Corp. *	8,499	135,729
Charge Enterprises, Inc. *	35,341	17,572
Chart Industries, Inc. *	11,605	1,962,638
Chase Corp.	1,970	250,643
CIRCOR International, Inc. *	5,488	305,956
Clearwater Paper Corp. *	4,741	171,861
Columbus McKinnon Corp.	7,211	251,736
Comfort Systems USA, Inc.	9,572	1,631,165
Comtech Telecommunications Corp.	7,330	64,138
Concrete Pumping Holdings, Inc. *	7,352	63,080
Construction Partners, Inc. Class A *	11,088	405,377
Core Molding Technologies, Inc. *	2,036	58,006
Costamare, Inc. (Monaco)	12,576	120,981
Covenant Logistics Group, Inc.	2,358	103,398
CryoPort, Inc. *	10,825	148,411
CSW Industrials, Inc.	4,161	729,174
CTS Corp.	8,529	356,000
Daseke, Inc. *	11,415	58,559
DHT Holdings, Inc.	37,261	383,788
Dorian LPG Ltd.	8,779	252,221
Ducommun, Inc. *	3,501	152,329
DXP Enterprises, Inc. *	4,005	139,935
Dycom Industries, Inc. *	7,661	681,829
Eagle Bulk Shipping, Inc.	2,620	110,119
Eastman Kodak Co. *	16,400	69,044
Encore Wire Corp.	4,319	788,045
Energizer Holdings, Inc.	19,754	632,918
Energy Recovery, Inc. *	15,179	321,947
Enerpac Tool Group Corp.	14,947	395,049
EnerSys	11,116	1,052,352
Enovix Corp. *	37,015	464,538
EnPro Industries, Inc.	5,623	681,451
Enviri Corp. *	22,315	161,114
ESCO Technologies, Inc.	6,846	714,996
ESS Tech, Inc. *	27,490	51,681
Eve Holding, Inc. *	4,758	39,444
Evolv Technologies Holdings, Inc. *	30,217	146,855
Exponent, Inc.	13,675	1,170,580
Fabrinet * (Thailand)	9,927	1,654,037
FARO Technologies, Inc. *	5,625	85,669
Federal Signal Corp.	16,072	959,981
FLEX LNG Ltd. * (Norway)	7,906	238,445
Fluor Corp. *	38,792	1,423,666
Forward Air Corp.	7,179	493,484
Franklin Electric Co., Inc.	12,371	1,103,864
Frontdoor, Inc. *	22,410	685,522
GATX Corp.	9,496	1,033,450
Genco Shipping & Trading Ltd.	10,958	153,302
Gencor Industries, Inc. *	3,054	43,153
Gibraltar Industries, Inc. *	8,286	559,388
Golden Ocean Group Ltd. * (Norway)	34,268	270,032
GoPro, Inc. Class A *	36,282	113,925
Gorman-Rupp Co.	5,805	190,985
GrafTech International Ltd.	54,729	209,612
Granite Construction, Inc.	11,934	453,731
Great Lakes Dredge & Dock Corp. *	18,291	145,779
Greenbrier Cos., Inc.	8,470	338,800
Greif, Inc. Class A	6,792	453,774
Greif, Inc. Class B	1,362	90,655
Griffon Corp.	11,848	470,010
Heartland Express, Inc.	11,709	172,005
Helios Technologies, Inc.	8,736	484,673
Heritage-Crystal Clean, Inc. *	4,871	220,900

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Hillenbrand, Inc.	18,850	$797,544
Hillman Solutions Corp. *	52,297	431,450
Himalaya Shipping Ltd. * (Bermuda)	1,383	6,680
Hub Group, Inc. Class A *	8,498	667,433
Hyster-Yale Materials Handling, Inc.	2,776	123,754
Ichor Holdings Ltd. *	7,313	226,410
IES Holdings, Inc. *	2,197	144,716
INNOVATE Corp. *	11,555	18,719
Insteel Industries, Inc.	5,299	172,006
International Seaways, Inc.	10,985	494,325
Intevac, Inc. *	4,951	15,398
Iteris, Inc. *	9,159	37,918
Itron, Inc. *	12,271	743,377
Janus International Group, Inc. *	22,097	236,438
JELD-WEN Holding, Inc. *	22,549	301,255
Joby Aviation, Inc. *	75,538	487,220
John Bean Technologies Corp.	8,596	903,783
Kadant, Inc.	3,154	711,385
Kaman Corp.	7,854	154,331
Karat Packaging, Inc.	1,306	30,116
Kennametal, Inc.	21,714	540,244
Kimball Electronics, Inc. *	6,175	169,072
Knife River Corp. *	15,280	746,122
Knowles Corp. *	24,139	357,499
Kratos Defense & Security Solutions, Inc. *	33,618	504,942
LanzaTech Global, Inc. *	5,941	27,744
Latham Group, Inc. *	12,303	34,448
Leonardo DRS, Inc. *	13,274	221,676
Li-Cycle Holdings Corp. * (Canada)	35,781	127,023
Limbach Holdings, Inc. *	2,187	69,394
Lindsay Corp.	2,958	348,097
LSB Industries, Inc. *	14,340	146,698
LSI Industries, Inc.	7,491	118,957
Luxfer Holdings PLC (United Kingdom)	6,787	88,570
Manitowoc Co., Inc. *	9,869	148,528
Marten Transport Ltd.	15,506	305,623
Masonite International Corp. *	5,972	556,710
Masterbrand, Inc. *	35,643	433,062
Materion Corp.	5,551	565,702
Matson, Inc.	9,636	854,906
Mayville Engineering Co., Inc. *	2,789	30,595
Mesa Laboratories, Inc.	1,427	149,935
MicroVision, Inc. *	47,491	104,005
Mirion Technologies, Inc. *	53,511	399,727
Mistras Group, Inc. *	4,998	27,239
Modine Manufacturing Co. *	13,894	635,651
Montrose Environmental Group, Inc. *	7,599	222,347
Moog, Inc. Class A	7,703	870,131
Mueller Industries, Inc.	15,179	1,140,854
Mueller Water Products, Inc. Class A	41,534	526,651
Myers Industries, Inc.	9,513	170,568
MYR Group, Inc. *	4,452	599,952
Napco Security Technologies, Inc.	8,336	185,476
National Presto Industries, Inc.	1,361	98,618
NEXTracker, Inc. Class A *	13,399	538,104
NL Industries, Inc.	2,103	9,989
nLight, Inc. *	12,119	126,038
Nordic American Tankers Ltd.	54,274	223,609
Northwest Pipe Co. *	2,663	80,343
Novanta, Inc. *	9,704	1,391,942
NuScale Power Corp. *	14,548	71,285
NV5 Global, Inc. *	3,787	364,423
NVE Corp.	1,310	107,603
O-I Glass, Inc. *	42,008	702,794
Olympic Steel, Inc.	2,532	142,324
Omega Flex, Inc.	916	72,117
OSI Systems, Inc. *	4,334	511,585
Overseas Shipholding Group, Inc. Class A *	17,399	76,382
Pactiv Evergreen, Inc.	12,227	99,406
PAM Transportation Services, Inc. *	2,014	43,402
Pangaea Logistics Solutions Ltd.	8,909	52,385

	Shares	Value
Park Aerospace Corp.	5,378	$83,520
Park-Ohio Holdings Corp.	2,044	40,696
PGT Innovations, Inc. *	15,353	426,046
Plexus Corp. *	7,432	691,027
Powell Industries, Inc.	2,377	197,053
Primoris Services Corp.	14,675	480,313
Proto Labs, Inc. *	7,484	197,578
Pure Cycle Corp. *	5,726	54,970
PureCycle Technologies, Inc. *	31,807	178,437
Radiant Logistics, Inc. *	11,157	63,037
Ranpak Holdings Corp. *	12,405	67,483
Redwire Corp. *	1,119	3,234
Rocket Lab USA, Inc. *	75,662	331,400
RXO, Inc. *	31,486	621,219
Ryerson Holding Corp.	6,625	192,721
Safe Bulkers, Inc. (Greece)	19,002	61,566
Sanmina Corp. *	15,686	851,436
Scorpio Tankers, Inc. (Monaco)	13,410	725,749
SFL Corp. Ltd. (Norway)	31,383	349,920
Sight Sciences, Inc. *	6,414	21,615
Simpson Manufacturing Co., Inc.	11,622	1,741,092
SKYX Platforms Corp. *	13,296	18,880
SmartRent, Inc. *	49,437	129,031
Smith & Wesson Brands, Inc.	12,689	163,815
Southland Holdings, Inc. *	2,263	13,736
SPX Technologies, Inc. *	11,973	974,602
Standex International Corp.	3,173	462,274
Sterling Infrastructure, Inc. *	7,997	587,620
Stoneridge, Inc. *	7,159	143,681
Sturm Ruger & Co., Inc.	4,755	247,831
Summit Materials, Inc. Class A *	32,336	1,006,943
Teekay Corp. * (Bermuda)	19,788	122,092
Teekay Tankers Ltd. Class A (Canada)	6,299	262,227
Tennant Co.	5,088	377,275
Terex Corp.	18,194	1,048,338
Thermon Group Holdings, Inc. *	9,371	257,421
TimkenSteel Corp. *	11,882	258,077
Transphorm, Inc. *	5,790	12,854
Tredegar Corp.	7,911	42,799
TriMas Corp.	11,117	275,257
Trinity Industries, Inc.	22,151	539,377
Triumph Group, Inc. *	17,961	137,581
TTM Technologies, Inc. *	27,907	359,442
Turtle Beach Corp. *	4,263	38,687
Tutor Perini Corp. *	11,284	88,354
UFP Industries, Inc.	16,274	1,666,458
Universal Logistics Holdings, Inc.	1,745	43,939
Vicor Corp. *	6,066	357,227
Vishay Intertechnology, Inc.	34,882	862,283
Watts Water Technologies, Inc. Class A	7,323	1,265,561
Werner Enterprises, Inc.	16,819	655,100
Willis Lease Finance Corp. *	961	40,650
World Kinect Corp.	16,885	378,731
Worthington Industries, Inc.	8,327	514,775
Xometry, Inc. Class A *	9,527	161,768
Zurn Elkay Water Solutions Corp. Class C	40,233	1,127,329

		91,504,321

Technology - 11.1%
3D Systems Corp. *	33,952	166,704
8x8, Inc. *	31,623	79,690
ACI Worldwide, Inc. *	29,334	661,775
ACM Research, Inc. Class A *	13,302	240,833
ACV Auctions, Inc. Class A *	34,025	516,499
Adeia, Inc.	29,025	309,987
Aehr Test Systems *	6,977	318,849
Agilysys, Inc. *	5,566	368,247
Alignment Healthcare, Inc. *	21,716	150,709
Alkami Technology, Inc. *	10,631	193,697
Alpha & Omega Semiconductor Ltd. *	6,115	182,472

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Altair Engineering, Inc. Class A *	14,662	$917,255
Ambarella, Inc. *	10,326	547,588
American Software, Inc. Class A	8,132	93,193
Amkor Technology, Inc.	27,655	625,003
Amplitude, Inc. Class A *	18,497	214,010
Apollo Medical Holdings, Inc. *	11,442	352,986
Appfolio, Inc. Class A *	5,187	947,302
Appian Corp. Class A *	11,145	508,323
Asana, Inc. Class A *	21,558	394,727
Asure Software, Inc. *	5,221	49,391
Atomera, Inc. *	6,243	39,081
AvePoint, Inc. *	41,079	276,051
Avid Technology, Inc. *	9,399	252,551
AvidXchange Holdings, Inc. *	40,615	385,030
Axcelis Technologies, Inc. *	8,854	1,443,645
Bandwidth, Inc. Class A *	6,640	74,833
BigBear.ai Holdings, Inc. *	7,716	11,651
BigCommerce Holdings, Inc. *	19,002	187,550
Blackbaud, Inc. *	11,777	828,159
Blackline, Inc. *	15,086	836,820
Box, Inc. Class A *	38,391	929,446
Braze, Inc. Class A *	14,174	662,351
Brightcove, Inc. *	12,051	39,648
C3.ai, Inc. Class A *	16,183	412,990
Cantaloupe, Inc. *	16,603	103,769
Cardlytics, Inc. *	8,971	148,021
Cerence, Inc. *	11,241	228,979
CEVA, Inc. *	6,475	125,550
Clear Secure, Inc. Class A	22,414	426,763
Climb Global Solutions, Inc.	1,242	53,418
Cohu, Inc. *	12,683	436,802
CommVault Systems, Inc. *	11,879	803,139
Computer Programs & Systems, Inc. *	4,031	64,254
Conduent, Inc. *	47,287	164,559
Consensus Cloud Solutions, Inc. *	5,162	129,979
CoreCard Corp. *	1,548	30,960
Corsair Gaming, Inc. *	9,645	140,142
Cricut, Inc. Class A	12,731	118,271
CS Disco, Inc. *	7,156	47,516
CSG Systems International, Inc.	8,722	445,869
CXApp, Inc. *	471	852
Daily Journal Corp. *	344	101,136
Definitive Healthcare Corp. *	12,369	98,828
Desktop Metal, Inc. Class A *	77,111	112,582
Digi International, Inc. *	9,707	262,089
Digimarc Corp. *	3,820	124,112
Digital Turbine, Inc. *	25,475	154,124
DigitalOcean Holdings, Inc. *	17,144	411,970
Diodes, Inc. *	12,288	968,786
Domo, Inc. Class B *	8,752	85,857
Donnelley Financial Solutions, Inc. *	6,807	383,098
Duolingo, Inc. *	7,726	1,281,512
E2open Parent Holdings, Inc. *	46,185	209,680
Ebix, Inc.	7,481	73,912
eGain Corp. *	5,873	36,001
Enfusion, Inc. Class A *	10,067	90,301
EngageSmart, Inc. *	13,616	244,952
Envestnet, Inc. *	13,548	596,518
Everbridge, Inc. *	11,006	246,754
EverCommerce, Inc. *	6,233	62,517
Evolent Health, Inc. Class A *	29,463	802,277
ExlService Holdings, Inc. *	43,595	1,222,404
Expensify, Inc. Class A *	15,132	49,179
Fastly, Inc. Class A *	32,175	616,795
FormFactor, Inc. *	20,913	730,700
Freshworks, Inc. Class A *	43,506	866,639
Grid Dynamics Holdings, Inc. *	15,176	184,844
Health Catalyst, Inc. *	15,442	156,273
HireRight Holdings Corp. *	3,348	31,839
IBEX Holdings Ltd. *	2,665	41,174
Immersion Corp.	8,513	56,271

	Shares	Value
Impinj, Inc. *	6,095	$335,408
Innodata, Inc. *	6,678	56,963
Insight Enterprises, Inc. *	7,811	1,136,500
Inspired Entertainment, Inc. *	5,923	70,839
Instructure Holdings, Inc. *	4,867	123,622
Intapp, Inc. *	6,003	201,221
Integral Ad Science Holding Corp. *	13,039	155,034
inTEST Corp. *	2,510	38,077
IonQ, Inc. *	43,474	646,893
Jamf Holding Corp. *	18,761	331,319
Kaltura, Inc. *	20,900	36,157
Kulicke & Soffa Industries, Inc. (Singapore)	14,631	711,506
LivePerson, Inc. *	20,599	80,130
LiveVox Holdings, Inc. *	6,467	21,600
MACOM Technology Solutions Holdings, Inc. *	14,775	1,205,344
Matterport, Inc. *	68,396	148,419
Maximus, Inc.	16,407	1,225,275
MaxLinear, Inc. *	20,530	456,792
MeridianLink, Inc. *	6,942	118,431
MicroStrategy, Inc. Class A *	2,979	977,946
Mitek Systems, Inc. *	12,097	129,680
Model N, Inc. *	10,009	244,320
N-Able, Inc. *	18,794	242,443
Navitas Semiconductor Corp. *	29,529	205,227
NetScout Systems, Inc. *	18,384	515,120
NextGen Healthcare, Inc. *	14,849	352,367
NextNav, Inc. *	13,649	70,156
Olo, Inc. Class A *	27,897	169,056
ON24, Inc.	8,834	55,919
OneSpan, Inc. *	10,665	114,649
Onto Innovation, Inc. *	13,244	1,688,875
Outbrain, Inc. *	11,464	55,830
Outset Medical, Inc. *	13,435	146,173
PagerDuty, Inc. *	24,278	546,012
PAR Technology Corp. *	7,150	275,561
Parsons Corp. *	11,119	604,318
PDF Solutions, Inc. *	8,366	271,058
Photronics, Inc. *	16,051	324,391
Phreesia, Inc. *	13,781	257,429
Pitney Bowes, Inc.	36,845	111,272
Planet Labs PBC *	45,273	117,710
PlayAGS, Inc. *	8,986	58,589
Playstudios, Inc. *	23,050	73,299
Power Integrations, Inc.	15,252	1,163,880
PowerSchool Holdings, Inc. Class A *	14,838	336,229
Privia Health Group, Inc. *	29,900	687,700
Progress Software Corp.	11,604	610,138
PROS Holdings, Inc. *	12,021	416,167
PubMatic, Inc. Class A *	11,723	141,848
Qualys, Inc. *	10,060	1,534,653
Rackspace Technology, Inc. *	23,338	54,844
Rambus, Inc. *	29,589	1,650,770
Rapid7, Inc. *	16,203	741,773
Red Violet, Inc. *	2,802	56,068
Richardson Electronics Ltd.	2,917	31,883
Rimini Street, Inc. *	12,495	27,489
Sapiens International Corp. NV (Israel)	8,030	228,293
Schrodinger, Inc. *	14,739	416,672
SEMrush Holdings, Inc. Class A *	8,386	71,281
Semtech Corp. *	17,224	443,518
Sharecare, Inc. *	83,457	78,483
Silicon Laboratories, Inc. *	8,636	1,000,826
Simulations Plus, Inc.	4,218	175,891
SiTime Corp. *	4,622	528,063
Skillsoft Corp. *	22,120	19,607
SkyWater Technology, Inc. *	4,267	25,687
SMART Global Holdings, Inc. *	13,085	318,620
SolarWinds Corp. *	13,154	124,174
SoundHound AI, Inc. Class A *	38,582	77,550
Sprout Social, Inc. Class A *	12,924	644,649
SPS Commerce, Inc. *	9,911	1,690,916

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Super Micro Computer, Inc. *	12,560	$3,444,203
Synaptics, Inc. *	10,758	962,195
System1, Inc. *	7,040	8,518
Tenable Holdings, Inc. *	30,820	1,380,736
Thoughtworks Holding, Inc. *	24,944	101,772
Tingo Group, Inc. *	29,289	30,021
TTEC Holdings, Inc.	5,453	142,978
Ultra Clean Holdings, Inc. *	12,071	358,147
Unisys Corp. *	18,871	65,105
Varonis Systems, Inc. *	29,380	897,265
Veeco Instruments, Inc. *	13,840	389,042
Velo3D, Inc. *	23,543	36,727
Veradigm, Inc. *	29,643	389,509
Verint Systems, Inc. *	17,441	400,969
Veritone, Inc. *	8,078	20,841
Verra Mobility Corp. *	38,212	714,564
Viant Technology, Inc. Class A *	3,169	17,746
Vimeo, Inc. *	41,420	146,627
Vishay Precision Group, Inc. *	3,263	109,572
Vuzix Corp. *	16,544	60,055
Weave Communications, Inc. *	8,919	72,690
Workiva, Inc. *	13,306	1,348,430
Xerox Holdings Corp.	31,584	495,553
Yext, Inc. *	29,752	188,330
Zeta Global Holdings Corp. Class A *	36,225	302,479
Zuora, Inc. Class A *	35,995	296,599

		68,376,288

Utilities - 2.8%
ALLETE, Inc.	15,597	823,522
Altus Power, Inc. *	17,271	90,673
Ameresco, Inc. Class A *	8,757	337,670
American States Water Co.	10,072	792,465
Artesian Resources Corp. Class A	2,171	91,160
Avista Corp.	19,936	645,328
Black Hills Corp.	18,023	911,783
Brookfield Infrastructure Corp. Class A (Canada)	26,765	945,875
Cadiz, Inc. *	11,057	36,599
California Water Service Group	15,553	735,812
Chesapeake Utilities Corp.	4,725	461,869
Consolidated Water Co. Ltd. (Cayman)	4,027	114,528
FTC Solar, Inc. *	16,442	21,046
Genie Energy Ltd. Class B	4,744	69,879
Global Water Resources, Inc.	4,109	40,063
MGE Energy, Inc.	9,930	680,304
Middlesex Water Co.	4,750	314,687
New Jersey Resources Corp.	26,425	1,073,648
Northwest Natural Holding Co.	9,666	368,854
Northwestern Energy Group, Inc.	16,549	795,345
ONE Gas, Inc.	15,020	1,025,566
Ormat Technologies, Inc.	14,354	1,003,632
Otter Tail Corp.	11,200	850,304
PNM Resources, Inc.	22,936	1,023,175
Portland General Electric Co.	26,431	1,069,927
RGC Resources, Inc.	2,124	36,745
SJW Group	8,755	526,263
Southwest Gas Holdings, Inc. *	16,810	1,015,492
Spire, Inc.	13,911	787,084
Unitil Corp.	4,173	178,229
York Water Co.	3,936	147,561

		17,015,088

Total Common Stocks (Cost $580,663,098)		607,121,675

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $7,192,208; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $7,333,044)	$7,189,242	7,189,242

Total Short-Term Investments (Cost $7,189,242)		7,189,242

TOTAL INVESTMENTS - 99.9% (Cost $587,858,886)		614,327,671

DERIVATIVES - (0.1%)		(249,571)

OTHER ASSETS & LIABILITIES, NET - 0.2%		933,032

NET ASSETS - 100.0%		$ 615,011,132

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)

As of September 30, 2023, investments with a total aggregate value of $16,754 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

(b)	As of September 30, 2023, open futures contracts outstanding were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME E-Mini Russell Index	12/23	100	$9,242,571	$8,993,000	($249,571)

(c)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$16,533	$-	$6,730	$9,803
	Utilities	221	-	-	221

	Total Rights	16,754	-	6,730	10,024

	Common Stocks
	Basic Materials	20,688,405	20,688,405	-	-
	Communications	21,255,304	21,255,304	-	-
	Consumer, Cyclical	70,347,712	70,347,712	-	-
	Consumer, Non-Cyclical	139,092,148	137,859,126	1,233,022	-
	Energy	51,904,358	51,904,358	-	-
	Financial	126,938,051	126,938,051	-	-
	Industrial	91,504,321	91,504,321	-	-
	Technology	68,376,288	68,376,288	-	-
	Utilities	17,015,088	17,015,088	-	-

	Total Common Stocks	607,121,675	605,888,653	1,233,022	-

	Short-Term Investments	7,189,242	-	7,189,242	-

	Total Assets	614,327,671	605,888,653	8,428,994	10,024

Liabilities	Derivatives:
	Equity Contracts
	Futures	(249,571)	(249,571)	-	-

	Total Liabilities	(249,571)	(249,571)	-	-

	Total	$614,078,100	$605,639,082	$8,428,994	$10,024

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Basic Materials - 4.8%
AdvanSix, Inc.	74,200	$2,306,136
ATI, Inc. *	49,099	2,020,424
Element Solutions, Inc.	134,360	2,634,800
Haynes International, Inc.	71,831	3,341,578
HB Fuller Co.	28,092	1,927,392

		12,230,330

Communications - 2.4%
A10 Networks, Inc.	188,454	2,832,464
Calix, Inc. *	3,811	174,696
Casa Systems, Inc. *	391,021	331,390
Criteo SA ADR * (France)	97,653	2,851,468

		6,190,018

Consumer, Cyclical - 15.7%
Alaska Air Group, Inc. *	59,190	2,194,765
Blue Bird Corp. *	148,006	3,159,928
Citi Trends, Inc. *	78,399	1,742,026
Dana, Inc.	178,618	2,620,326
Dine Brands Global, Inc.	52,445	2,593,405
Genesco, Inc. *	88,850	2,738,357
Goodyear Tire & Rubber Co. *	269,414	3,348,816
Hilton Grand Vacations, Inc. *	53,696	2,185,427
IMAX Corp. *	122,760	2,371,723
KB Home	52,931	2,449,647
Papa John’s International, Inc.	38,061	2,596,522
REV Group, Inc.	211,601	3,385,616
Sally Beauty Holdings, Inc. *	37,681	315,767
Shyft Group, Inc.	190,043	2,844,944
Six Flags Entertainment Corp. *	126,590	2,976,131
Taylor Morrison Home Corp. *	67,281	2,866,843

		40,390,243

Consumer, Non-Cyclical - 14.7%
ABM Industries, Inc.	81,350	3,254,814
Acadia Healthcare Co., Inc. *	38,659	2,718,114
Adtalem Global Education, Inc. *	81,706	3,501,102
AMN Healthcare Services, Inc. *	28,630	2,438,703
Envista Holdings Corp. *	88,330	2,462,640
Fortrea Holdings, Inc. *	89,259	2,551,915
Hain Celestial Group, Inc. *	196,475	2,037,446
Herc Holdings, Inc.	24,480	2,911,651
ICF International, Inc.	26,930	3,253,413
Integra LifeSciences Holdings Corp. *	75,765	2,893,465
Korn Ferry	69,540	3,298,978
Nomad Foods Ltd. * (United Kingdom)	222,635	3,388,505
Pediatrix Medical Group, Inc. *	248,067	3,152,932

		37,863,678

Energy - 6.0%
ChampionX Corp.	119,020	4,239,492
HF Sinclair Corp.	54,520	3,103,824
Magnolia Oil & Gas Corp. Class A	188,743	4,324,102
Northern Oil & Gas, Inc.	93,360	3,755,873

		15,423,291

Financial - 28.3%
1st Source Corp.	59,270	2,494,674
Apartment Income REIT Corp.	95,750	2,939,525
Associated Banc-Corp.	159,356	2,726,581
Bank of Marin Bancorp	63,348	1,158,001
BankUnited, Inc.	72,355	1,642,459
Berkshire Hills Bancorp, Inc.	137,150	2,749,858
Broadstone Net Lease, Inc. REIT	181,664	2,597,795
Carter Bankshares, Inc. *	122,468	1,534,524
Comerica, Inc.	53,850	2,237,468
First BanCorp	235,298	3,167,111
First Busey Corp.	165,029	3,171,857

	Shares	Value
First Industrial Realty Trust, Inc. REIT	62,104	$2,955,529
Hanover Insurance Group, Inc.	24,027	2,666,516
HarborOne Bancorp, Inc.	226,777	2,158,917
Heritage Financial Corp.	181,166	2,954,818
Independent Bank Group, Inc.	17,598	696,001
Moelis & Co. Class A	65,390	2,951,051
National Storage Affiliates Trust REIT	73,073	2,319,337
NETSTREIT Corp. REIT	170,060	2,649,535
Nicolet Bankshares, Inc.	22,938	1,600,614
Pacific Premier Bancorp, Inc.	114,902	2,500,268
Peoples Bancorp, Inc.	60,213	1,528,206
Physicians Realty Trust REIT	204,180	2,488,954
Premier Financial Corp.	129,051	2,201,610
Ryman Hospitality Properties, Inc. REIT	11,044	919,744
Selective Insurance Group, Inc.	27,101	2,796,010
STAG Industrial, Inc. REIT	93,385	3,222,716
Synovus Financial Corp.	32,943	915,815
Texas Capital Bancshares, Inc. *	54,757	3,225,187
TriCo Bancshares	77,809	2,492,222
WSFS Financial Corp.	79,877	2,915,511

		72,578,414

Industrial - 15.4%
ArcBest Corp.	30,860	3,136,919
Belden, Inc.	32,071	3,096,455
Cactus, Inc. Class A	67,317	3,379,987
Dycom Industries, Inc. *	38,603	3,435,667
Fluor Corp. *	118,509	4,349,280
Great Lakes Dredge & Dock Corp. *	410,799	3,274,068
Hillman Solutions Corp. *	348,997	2,879,225
Ichor Holdings Ltd. *	83,530	2,586,089
International Seaways, Inc.	85,900	3,865,500
Masonite International Corp. *	20,459	1,907,188
Spirit AeroSystems Holdings, Inc. Class A	106,491	1,718,765
Star Bulk Carriers Corp. (Greece)	121,330	2,339,242
TTM Technologies, Inc. *	272,973	3,515,892

		39,484,277

Technology - 9.3%
ACI Worldwide, Inc. *	124,520	2,809,171
Amkor Technology, Inc.	109,610	2,477,186
Cohu, Inc. *	75,720	2,607,797
CommVault Systems, Inc. *	38,748	2,619,752
Crane NXT Co.	35,020	1,946,062
FormFactor, Inc. *	93,979	3,283,626
Grid Dynamics Holdings, Inc. *	174,201	2,121,768
Kulicke & Soffa Industries, Inc. (Singapore)	18,014	876,021
Magnachip Semiconductor Corp. * (South Korea)	215,632	1,791,902
SMART Global Holdings, Inc. *	101,536	2,472,402
Unisys Corp. *	281,212	970,181

		23,975,868

Utilities - 2.7%
IDACORP, Inc.	39,020	3,654,223
Portland General Electric Co.	82,907	3,356,075

		7,010,298

Total Common Stocks (Cost $301,033,729)		255,146,417

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $1,883,881; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $1,920,835)	$1,883,104	$1,883,104

Total Short-Term Investments (Cost $1,883,104)		1,883,104

TOTAL INVESTMENTS - 100.0% (Cost $302,916,833)		257,029,521

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(9,498)

NET ASSETS - 100.0%		$257,020,023

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$255,146,417	$255,146,417	$-	$-
	Short-Term Investments	1,883,104	-	1,883,104	-

	Total	$257,029,521	$255,146,417	$1,883,104	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Basic Materials - 0.6%
Akzo Nobel NV (Netherlands)	75,609	$5,451,290

Communications - 6.9%
BCE, Inc. (Canada)	121,912	4,653,884
Cisco Systems, Inc.	274,312	14,747,013
F5, Inc. *	89,244	14,380,778
Juniper Networks, Inc.	223,288	6,205,174
Verizon Communications, Inc.	414,618	13,437,769
Walt Disney Co. *	115,564	9,366,462

		62,791,080

Consumer, Cyclical - 4.3%
Dollar Tree, Inc. *	114,163	12,152,651
General Motors Co.	180,920	5,964,932
Southwest Airlines Co.	289,886	7,847,214
Walmart, Inc.	86,136	13,775,731

		39,740,528

Consumer, Non-Cyclical - 37.8%
Anheuser-Busch InBev SA (Belgium)	89,812	4,978,831
Automatic Data Processing, Inc.	38,423	9,243,805
Becton Dickinson & Co.	44,759	11,571,544
Cigna Group	42,295	12,099,331
Colgate-Palmolive Co.	274,153	19,495,020
Conagra Brands, Inc.	505,218	13,853,078
CVS Health Corp.	130,190	9,089,866
Henry Schein, Inc. *	199,891	14,841,907
Johnson & Johnson	280,539	43,693,949
Kenvue, Inc.	529,638	10,635,131
Kimberly-Clark Corp.	134,516	16,256,259
Koninklijke Ahold Delhaize NV (Netherlands)	245,631	7,403,241
Medtronic PLC	500,320	39,205,075
Merck & Co., Inc.	80,400	8,277,180
Mondelez International, Inc. Class A	197,760	13,724,544
PepsiCo, Inc.	31,933	5,410,728
Pfizer, Inc.	240,340	7,972,078
Procter & Gamble Co.	68,240	9,953,486
Quest Diagnostics, Inc.	140,216	17,086,722
Roche Holding AG	35,889	9,797,734
Unilever PLC ADR (United Kingdom)	364,380	18,000,372
Universal Health Services, Inc. Class B	99,211	12,473,799
Zimmer Biomet Holdings, Inc.	274,116	30,761,297

		345,824,977

Energy - 9.6%
Baker Hughes Co.	323,540	11,427,433
Chevron Corp.	40,823	6,883,574
ConocoPhillips	84,552	10,129,330
Enterprise Products Partners LP	266,631	7,297,690
Exxon Mobil Corp.	239,629	28,175,578
Shell PLC (Netherlands)	250,377	7,935,503
TotalEnergies SE ADR (France)	246,006	16,177,354

		88,026,462

Financial - 18.7%
Allstate Corp.	180,661	20,127,442
Bank of New York Mellon Corp.	405,124	17,278,539
Berkshire Hathaway, Inc. Class B *	106,265	37,224,630
BlackRock, Inc.	20,309	13,129,565
Charles Schwab Corp.	213,017	11,694,633
Chubb Ltd.	33,118	6,894,505
JPMorgan Chase & Co.	149,021	21,611,026
MetLife, Inc.	76,103	4,787,640
Northern Trust Corp.	82,009	5,697,985
Truist Financial Corp.	427,756	12,238,099
U.S. Bancorp	400,921	13,254,448
Willis Towers Watson PLC	32,993	6,894,217

		170,832,729

	Shares	Value
Industrial - 11.6%
Emerson Electric Co.	56,411	$5,447,610
Norfolk Southern Corp.	58,970	11,612,962
nVent Electric PLC	110,139	5,836,266
Oshkosh Corp.	94,706	9,037,794
Packaging Corp. of America	90,484	13,893,818
RTX Corp.	316,772	22,798,081
Siemens AG (Germany)	33,413	4,775,006
Sonoco Products Co.	217,588	11,825,908
TE Connectivity Ltd.	74,021	9,143,814
United Parcel Service, Inc. Class B	76,183	11,874,644

		106,245,903

Technology - 1.2%
Texas Instruments, Inc.	72,168	11,475,434

Utilities - 6.1%
Duke Energy Corp.	193,766	17,101,787
Edison International	148,586	9,404,008
Eversource Energy	156,111	9,077,855
Pinnacle West Capital Corp.	68,371	5,037,575
Xcel Energy, Inc.	259,599	14,854,255

		55,475,480

Total Common Stocks (Cost $925,720,535)		885,863,883

EXCHANGE-TRADED FUNDS - 1.0%

iShares Russell 1000 Value	59,530	9,037,844

Total Exchange-Traded Funds (Cost $9,163,334)		9,037,844

	Principal Amount
SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreements - 2.1%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $19,195,589; collateralized by U.S. Treasury Notes: 1.375% due 11/15/31 and value $19,571,482)	$19,187,674	19,187,674

Total Short-Term Investments (Cost $19,187,674)		19,187,674

TOTAL INVESTMENTS - 99.9% (Cost $954,071,543)		914,089,401

DERIVATIVES - 0.0%		138,695

OTHER ASSETS & LIABILITIES, NET - 0.1%		474,004

NET ASSETS - 100.0%		$914,702,100

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2023, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CAD	165,379	USD	122,643	12/23	GSC	$-	($727)
USD	4,081,449	CAD	5,503,113	12/23	GSC	24,627	-
USD	8,424,297	CHF	7,608,109	12/23	MSC	37,553	-
USD	11,105,028	EUR	10,447,435	12/23	BOA	17,536	-
USD	11,107,033	EUR	10,447,435	12/23	JPM	19,542	-
USD	11,109,259	EUR	10,447,435	12/23	MSC	21,766	-
USD	22,359,652	GBP	18,300,583	12/23	GSC	18,398	-

Total Forward Foreign Currency Contracts						$139,422	($727)

(b)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$5,451,290	$-	$5,451,290	$-
	Communications	62,791,080	62,791,080	-	-
	Consumer, Cyclical	39,740,528	39,740,528	-	-
	Consumer, Non-Cyclical	345,824,977	323,645,171	22,179,806	-
	Energy	88,026,462	80,090,959	7,935,503	-
	Financial	170,832,729	170,832,729	-	-
	Industrial	106,245,903	101,470,897	4,775,006	-
	Technology	11,475,434	11,475,434	-	-
	Utilities	55,475,480	55,475,480	-	-

	Total Common Stocks	885,863,883	845,522,278	40,341,605	-

	Exchange-Traded Funds	9,037,844	9,037,844	-	-
	Short-Term Investments	19,187,674	-	19,187,674	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	139,422	-	139,422	-

	Total Assets	914,228,823	854,560,122	59,668,701	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(727)	-	(727)	-

	Total Liabilities	(727)	-	(727)	-

	Total	$914,228,096	$854,560,122	$59,667,974	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Basic Materials - 0.5%
Axalta Coating Systems Ltd. *	150,345	$4,044,280

Communications - 6.5%
Alphabet, Inc. Class C *	38,922	5,131,866
Booking Holdings, Inc. *	2,106	6,494,799
CDW Corp.	13,233	2,669,890
Cisco Systems, Inc.	76,395	4,106,995
IAC, Inc. *	91,788	4,625,197
Liberty Broadband Corp. Class C *	56,997	5,204,966
Liberty Media Corp. - Liberty SiriusXM Class C *	191,592	4,877,932
Meta Platforms, Inc. Class A *	15,284	4,588,410
Nexstar Media Group, Inc.	21,154	3,032,849
T-Mobile U.S., Inc. *	22,911	3,208,686
Verizon Communications, Inc.	110,040	3,566,396

		47,507,986

Consumer, Cyclical - 7.3%
AutoZone, Inc. *	3,092	7,853,649
Bath & Body Works, Inc.	107,305	3,626,909
Best Buy Co., Inc.	44,051	3,060,223
Columbia Sportswear Co.	51,130	3,788,733
Dick’s Sporting Goods, Inc.	34,725	3,770,441
Dollar General Corp.	16,036	1,696,609
Home Depot, Inc.	14,938	4,513,666
Liberty Media Corp. - Liberty Live Class C *	55,924	1,795,160
Lowe’s Cos., Inc.	29,812	6,196,126
Murphy USA, Inc.	13,358	4,564,829
Newell Brands, Inc.	351,196	3,171,300
Ralph Lauren Corp.	46,268	5,371,252
Texas Roadhouse, Inc.	45,766	4,398,113

		53,807,010

Consumer, Non-Cyclical - 20.0%
AbbVie, Inc.	89,683	13,368,148
Albertsons Cos., Inc. Class A	202,101	4,597,798
Bristol-Myers Squibb Co.	206,491	11,984,738
Cencora, Inc.	59,506	10,709,295
Cigna Group	17,967	5,139,820
CVS Health Corp.	66,270	4,626,971
FleetCor Technologies, Inc. *	16,526	4,219,749
Fortrea Holdings, Inc. *	45,066	1,288,437
HCA Healthcare, Inc.	26,485	6,514,780
Henry Schein, Inc. *	52,325	3,885,131
Johnson & Johnson	56,063	8,731,812
Kenvue, Inc.	229,327	4,604,886
Keurig Dr Pepper, Inc.	191,667	6,050,927
Kraft Heinz Co.	166,750	5,609,470
Laboratory Corp. of America Holdings	25,424	5,111,495
Medtronic PLC	43,498	3,408,503
Merck & Co., Inc.	48,951	5,039,506
Philip Morris International, Inc.	68,216	6,315,437
Post Holdings, Inc. *	68,470	5,870,618
Procter & Gamble Co.	56,269	8,207,396
Quest Diagnostics, Inc.	26,083	3,178,474
Regeneron Pharmaceuticals, Inc. *	8,179	6,730,990
UnitedHealth Group, Inc.	9,039	4,557,374
Vertex Pharmaceuticals, Inc. *	11,681	4,061,951
Zimmer Biomet Holdings, Inc.	30,312	3,401,613

		147,215,319

Energy - 9.0%
Chevron Corp.	100,085	16,876,333
ConocoPhillips	128,549	15,400,170
Coterra Energy, Inc.	132,554	3,585,586
EOG Resources, Inc.	58,053	7,358,798

	Shares	Value
Kinder Morgan, Inc.	439,697	$7,290,176
Phillips 66	65,616	7,883,763
Williams Cos., Inc.	234,109	7,887,132

		66,281,958

Financial - 33.2%
American Express Co.	34,728	5,181,070
American Homes 4 Rent Class A REIT	156,113	5,259,447
Apple Hospitality REIT, Inc.	197,738	3,033,301
Bank of America Corp.	456,429	12,497,026
Berkshire Hathaway, Inc. Class B *	70,500	24,696,150
Brixmor Property Group, Inc. REIT	240,471	4,996,987
Capital One Financial Corp.	163,269	15,845,256
CBRE Group, Inc. Class A *	73,510	5,429,449
Charles Schwab Corp.	86,303	4,738,035
Chubb Ltd.	24,634	5,128,306
Citigroup, Inc.	55,539	2,284,319
Citizens Financial Group, Inc.	166,698	4,467,506
CNA Financial Corp.	69,081	2,718,337
EastGroup Properties, Inc. REIT	13,100	2,181,543
Fairfax Financial Holdings Ltd. (Canada)	6,073	4,973,483
Federal Realty Investment Trust REIT	45,570	4,130,009
First Citizens BancShares, Inc. Class A	3,906	5,390,671
Hartford Financial Services Group, Inc.	37,756	2,677,278
Kimco Realty Corp. REIT	387,167	6,810,268
Lamar Advertising Co. Class A REIT	52,325	4,367,568
Loews Corp.	219,465	13,894,329
M&T Bank Corp.	106,736	13,496,767
MGIC Investment Corp.	234,595	3,915,391
Mid-America Apartment Communities, Inc. REIT	43,631	5,613,128
Morgan Stanley	49,393	4,033,926
Northern Trust Corp.	58,732	4,080,699
PNC Financial Services Group, Inc.	49,432	6,068,767
Progressive Corp.	28,533	3,974,647
Public Storage REIT	21,826	5,751,587
Rayonier, Inc. REIT	166,980	4,752,251
Regions Financial Corp.	406,625	6,993,950
State Street Corp.	47,136	3,156,227
T Rowe Price Group, Inc.	26,515	2,780,628
Travelers Cos., Inc.	46,399	7,577,421
W R Berkley Corp.	61,833	3,925,777
Wells Fargo & Co.	379,502	15,506,452
Welltower, Inc. REIT	31,438	2,575,401
Weyerhaeuser Co. REIT	289,612	8,879,504

		243,782,861

Industrial - 14.1%
Carlisle Cos., Inc.	18,661	4,838,051
Dover Corp.	44,579	6,219,216
Eaton Corp. PLC	25,229	5,380,841
Energizer Holdings, Inc.	101,641	3,256,578
FedEx Corp.	17,743	4,700,476
Fortune Brands Innovations, Inc.	80,018	4,973,919
General Dynamics Corp.	26,054	5,757,152
Honeywell International, Inc.	25,501	4,711,055
ITT, Inc.	17,005	1,664,959
Martin Marietta Materials, Inc.	22,596	9,275,206
Middleby Corp. *	28,523	3,650,944
Mohawk Industries, Inc. *	55,625	4,773,181
Norfolk Southern Corp.	8,982	1,768,825
Northrop Grumman Corp.	8,933	3,932,217
Packaging Corp. of America	55,452	8,514,655
RTX Corp.	82,478	5,935,942
Silgan Holdings, Inc.	58,099	2,504,648
TD SYNNEX Corp.	45,872	4,580,778
Timken Co.	44,159	3,245,245
Union Pacific Corp.	28,915	5,887,961
United Parcel Service, Inc. Class B	14,231	2,218,186

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Vulcan Materials Co.	13,945	$2,817,169
Westrock Co.	91,244	3,266,535

		103,873,739

Technology - 2.8%
Analog Devices, Inc.	18,689	3,272,257
International Business Machines Corp.	27,493	3,857,268
NXP Semiconductors NV (China)	31,029	6,203,318
Texas Instruments, Inc.	44,996	7,154,814

		20,487,657

Utilities - 4.0%
Dominion Energy, Inc.	103,596	4,627,633
Edison International	60,887	3,853,538
Entergy Corp.	22,627	2,092,998
NextEra Energy, Inc.	84,549	4,843,812
PG&E Corp. *	328,782	5,303,254
Public Service Enterprise Group, Inc.	57,999	3,300,723
Xcel Energy, Inc.	90,331	5,168,740

		29,190,698

Total Common Stocks (Cost $600,896,068)		716,191,508

	Principal Amount
SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreements - 2.7%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $19,860,252; collateralized by U.S. Treasury Notes: 1.375% due 11/15/31 and value $20,249,112)	$19,852,063	19,852,063

Total Short-Term Investments (Cost $19,852,063)		19,852,063

TOTAL INVESTMENTS - 100.1% (Cost $620,748,131)		736,043,571

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(695,839)

NET ASSETS - 100.0%		$735,347,732

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$716,191,508	$716,191,508	$-	$-
	Short-Term Investments	19,852,063	-	19,852,063	-

	Total	$736,043,571	$716,191,508	$19,852,063	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Brazil - 0.0%
Localiza Rent a Car SA *	1,264	$4,024

Total Rights (Cost $0)		4,024

WARRANTS - 0.1%
Switzerland - 0.1%
Cie Financiere Richemont SA Exercise @ CHF 67.00 Exp 11/22/23 *	535,142	397,432

Total Warrants (Cost $0)		397,432

PREFERRED STOCKS - 1.2%
Brazil - 1.2%
Banco Bradesco SA	1,516,972	4,315,624
Itau Unibanco Holding SA	622,700	3,370,834

		7,686,458

Total Preferred Stocks (Cost $8,714,687)		7,686,458

COMMON STOCKS - 93.2%
Brazil - 6.0%
Ambev SA	4,851,121	12,652,455
Arezzo Industria e Comercio SA	109,567	1,415,976
B3 SA - Brasil Bolsa Balcao	2,180,900	5,332,337
Localiza Rent a Car SA	172,500	2,009,649
NU Holdings Ltd. Class A *	1,143,790	8,292,477
Raia Drogasil SA	56,400	309,908
Vale SA ADR	466,499	6,251,087
WEG SA	397,775	2,870,219

		39,134,108

Chile - 1.0%
Antofagasta PLC	149,653	2,597,939
Banco Santander Chile	91,863,639	4,249,393

		6,847,332

China - 24.0%
BeiGene Ltd. ADR *	33,857	6,089,859
H World Group Ltd. *	58,500	230,049
H World Group Ltd. ADR *	722,464	28,486,756
Meituan Class B * ~	421,672	6,104,204
MicroTech Medical Hangzhou Co. Ltd. Class H * ~	252,100	135,532
NetEase, Inc. ADR	172,008	17,228,321
New Horizon Health Ltd. * ~	850,500	2,031,142
PDD Holdings, Inc. ADR *	96,981	9,510,927
Silergy Corp.	98,000	928,925
Tencent Holdings Ltd.	465,625	18,049,456
Wuxi Biologics Cayman, Inc. * ~	327,000	1,900,477
Yum China Holdings, Inc.	641,606	35,750,286
Zai Lab Ltd. ADR *	83,157	2,021,547
ZTO Express Cayman, Inc.	72,827	1,758,854
ZTO Express Cayman, Inc. ADR	1,083,370	26,185,053

		156,411,388

	Shares	Value
France - 5.4%
L’Oreal SA	3,371	$1,396,983
Pernod Ricard SA	153,688	25,587,500
TotalEnergies SE	130,308	8,567,662

		35,552,145

Hong Kong - 0.7%
AIA Group Ltd.	585,218	4,732,741

India - 19.2%
Havells India Ltd.	186,011	3,103,378
HCL Technologies Ltd.	135,672	2,010,852
HDFC Bank Ltd.	2,292,498	42,044,180
Kotak Mahindra Bank Ltd.	1,702,957	35,489,625
Oberoi Realty Ltd.	492,540	6,826,953
Tata Consultancy Services Ltd.	847,089	35,867,595

		125,342,583

Indonesia - 1.0%
P.T. Bank Central Asia Tbk	9,071,500	5,168,348
P.T. Bank Rakyat Indonesia Persero Tbk	4,645,900	1,569,073

		6,737,421

Italy - 1.9%
Ermenegildo Zegna NV	206,145	2,869,539
PRADA SpA	1,617,000	9,476,515

		12,346,054

Japan - 0.6%
Daiichi Sankyo Co. Ltd.	147,100	4,027,201

Mexico - 11.6%
America Movil SAB de CV ADR	710,070	12,298,412
Fomento Economico Mexicano SAB de CV	1,156,168	12,626,794
Grupo Mexico SAB de CV	7,311,863	34,609,415
Wal-Mart de Mexico SAB de CV	4,250,186	15,998,405

		75,533,026

Netherlands - 0.5%
Argenx SE ADR *	6,879	3,381,923

Peru - 0.9%
Credicorp Ltd.	47,727	6,107,624

Philippines - 1.1%
SM Investments Corp.	472,999	7,047,323

Poland - 0.0%
Allegro.eu SA * ~	26,647	195,611

Portugal - 1.1%
Galp Energia SGPS SA	476,548	7,058,683

Russia - 0.0%
Novatek PJSC GDR (LI) * Ω ±	258,603	-
Polyus PJSC GDR * Ω ±	41,905	-
Sberbank of Russia PJSC * Ω ±	156,504	-
Yandex NV Class A * Ω ±	4,890	-

		-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
South Africa - 0.6%
FirstRand Ltd.	1,172,281	$3,947,562

South Korea - 6.6%
Kakao Corp.	73,226	2,389,848
LG Chem Ltd.	30,780	11,269,672
LG H&H Co. Ltd.	5,233	1,726,417
Samsung Biologics Co. Ltd. * ~	20,744	10,471,298
Samsung Electronics Co. Ltd.	335,419	16,956,809

		42,814,044

Switzerland - 2.7%
Cie Financiere Richemont SA Class A	142,950	17,408,912

Taiwan - 8.3%
MediaTek, Inc.	28,000	640,160
Taiwan Semiconductor Manufacturing Co. Ltd.	3,268,376	53,294,900

		53,935,060

Total Common Stocks (Cost $620,488,874)		608,560,741

	Principal Amount
SHORT-TERM INVESTMENTS - 5.5%
Repurchase Agreements - 5.5%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $35,631,962; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $36,329,658)	$35,617,269	35,617,269

Total Short-Term Investments (Cost $35,617,269)		35,617,269

TOTAL INVESTMENTS - 100.0% (Cost $664,820,830)		652,265,924

OTHER ASSETS & LIABILITIES, NET - 0.0%		304,712

NET ASSETS - 100.0%		$652,570,636

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$4,024	$4,024	$-	$-
	Warrants	397,432	397,432	-	-
	Preferred Stocks	7,686,458	7,686,458	-	-
	Common Stocks
	Brazil	39,134,108	39,134,108	-	-
	Chile	6,847,332	-	6,847,332	-
	China	156,411,388	125,408,281	31,003,107	-
	France	35,552,145	-	35,552,145	-
	Hong Kong	4,732,741	-	4,732,741	-
	India	125,342,583	-	125,342,583	-
	Indonesia	6,737,421	-	6,737,421	-
	Italy	12,346,054	2,869,539	9,476,515	-
	Japan	4,027,201	-	4,027,201	-
	Mexico	75,533,026	75,533,026	-	-
	Netherlands	3,381,923	3,381,923	-	-
	Peru	6,107,624	6,107,624	-	-
	Philippines	7,047,323	-	7,047,323	-
	Poland	195,611	-	195,611	-
	Portugal	7,058,683	-	7,058,683	-
	South Africa	3,947,562	-	3,947,562	-
	South Korea	42,814,044	-	42,814,044	-
	Switzerland	17,408,912	-	17,408,912	-
	Taiwan	53,935,060	-	53,935,060	-

	Total Common Stocks	608,560,741	252,434,501	356,126,240	-

	Short-Term Investments	35,617,269	-	35,617,269	-

	Total	$652,265,924	$260,522,415	$391,743,509	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Australia - 2.5%
Brambles Ltd.	1,195,891	$10,986,088
Computershare Ltd.	523,370	8,721,713

		19,707,801

Brazil - 0.5%
MercadoLibre, Inc. *	3,084	3,910,142

Canada - 8.7%
CAE, Inc. *	363,458	8,485,370
Canadian Pacific Kansas City Ltd.	287,533	21,372,598
Loblaw Cos. Ltd.	138,390	11,757,928
Shopify, Inc. Class A *	64,593	3,524,840
Suncor Energy, Inc.	474,010	16,301,128
Thomson Reuters Corp.	62,473	7,642,565

		69,084,429

China - 1.5%
Tencent Holdings Ltd.	225,953	8,758,827
Zai Lab Ltd. *	456,200	1,116,358
Zai Lab Ltd. ADR *	85,128	2,069,461

		11,944,646

Denmark - 4.5%
Novo Nordisk AS Class B	394,500	35,919,691

France - 12.4%
Airbus SE	93,802	12,555,255
Edenred SE	82,636	5,169,379
EssilorLuxottica SA	51,536	8,964,460
Kering SA	27,873	12,664,455
L’Oreal SA	34,515	14,303,432
LVMH Moet Hennessy Louis Vuitton SE	35,203	26,572,296
Safran SA	119,312	18,697,284

		98,926,561

Germany - 7.8%
BioNTech SE ADR *	16,884	1,834,278
Deutsche Boerse AG	87,740	15,152,416
Deutsche Telekom AG	993,155	20,833,207
SAP SE	169,186	21,899,780
Schott Pharma AG & Co. KGaA *	60,942	2,038,595

		61,758,276

Hong Kong - 3.6%
AIA Group Ltd.	1,991,292	16,103,861
Hong Kong Exchanges & Clearing Ltd.	345,083	12,806,983

		28,910,844

Israel - 0.8%
Nice Ltd. ADR *	39,088	6,644,960

Italy - 1.0%
Intesa Sanpaolo SpA	3,222,016	8,252,282

Japan - 13.4%
Daiichi Sankyo Co. Ltd.	522,055	14,292,456
Keyence Corp.	35,115	12,986,425
MonotaRO Co. Ltd.	233,220	2,486,403

	Shares	Value
Nomura Research Institute Ltd.	147,738	$3,839,964
Olympus Corp.	1,104,649	14,342,191
Recruit Holdings Co. Ltd.	119,142	3,645,151
Shiseido Co. Ltd.	290,709	10,187,646
SMC Corp.	4,200	1,882,701
Sony Group Corp.	265,692	21,727,110
Tokyo Electron Ltd.	153,068	20,907,901

		106,297,948

Netherlands - 4.5%
Adyen NV * ~	2,729	2,023,373
Argenx SE *	24,633	12,041,281
ASML Holding NV	37,410	22,025,137

		36,089,791

New Zealand - 0.5%
Xero Ltd. *	59,393	4,271,416

Portugal - 2.0%
EDP - Energias de Portugal SA	3,820,752	15,886,476

Spain - 5.8%
Amadeus IT Group SA	189,924	11,471,918
Cellnex Telecom SA ~	132,367	4,603,989
Iberdrola SA	720,633	8,059,882
Industria de Diseno Textil SA	595,960	22,176,889

		46,312,678

Sweden - 2.7%
Atlas Copco AB Class A	796,986	10,704,054
Sandvik AB	564,204	10,381,549

		21,085,603

Switzerland - 4.1%
Alcon, Inc.	203,997	15,741,916
Givaudan SA	3,088	10,054,005
Straumann Holding AG	53,337	6,788,676

		32,584,597

United Kingdom - 11.9%
3i Group PLC	360,728	9,079,752
AstraZeneca PLC	100,770	13,592,302
Diageo PLC	403,597	14,879,852
London Stock Exchange Group PLC	278,454	27,908,284
RELX PLC	484,098	16,333,425
Rentokil Initial PLC	1,676,768	12,449,354

		94,242,969

United States - 11.4%
Accenture PLC Class A	51,925	15,946,687
CRH PLC	233,314	12,817,428
Haleon PLC	3,435,811	14,241,731
Linde PLC	37,201	13,851,792
Nestle SA	279,050	31,587,343
SolarEdge Technologies, Inc. *	13,932	1,804,333

		90,249,314

Total Common Stocks (Cost $843,253,930)		792,080,424

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Value
TOTAL INVESTMENTS - 99.6% (Cost $843,253,930)	$792,080,424

OTHER ASSETS & LIABILITIES, NET - 0.4%	3,308,293

NET ASSETS - 100.0%	$795,388,717

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$19,707,801	$-	$19,707,801	$-
	Brazil	3,910,142	3,910,142	-	-
	Canada	69,084,429	69,084,429	-	-
	China	11,944,646	2,069,461	9,875,185	-
	Denmark	35,919,691	-	35,919,691	-
	France	98,926,561	-	98,926,561	-
	Germany	61,758,276	3,872,873	57,885,403	-
	Hong Kong	28,910,844	-	28,910,844	-
	Israel	6,644,960	6,644,960	-	-
	Italy	8,252,282	-	8,252,282	-
	Japan	106,297,948	-	106,297,948	-
	Netherlands	36,089,791	-	36,089,791	-
	New Zealand	4,271,416	-	4,271,416	-
	Portugal	15,886,476	-	15,886,476	-
	Spain	46,312,678	-	46,312,678	-
	Sweden	21,085,603	-	21,085,603	-
	Switzerland	32,584,597	-	32,584,597	-
	United Kingdom	94,242,969	-	94,242,969	-
	United States	90,249,314	37,851,172	52,398,142	-

	Total Common Stocks	792,080,424	123,433,037	668,647,387	-

	Total	$792,080,424	$123,433,037	$668,647,387	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Australia - 0.9%
Rio Tinto PLC	124,332	$7,807,110

Belgium - 0.6%
KBC Group NV	88,811	5,529,071

Canada - 4.0%
Canadian National Railway Co.	107,908	11,689,673
Intact Financial Corp.	45,165	6,584,630
Suncor Energy, Inc.	225,537	7,756,181
Toronto-Dominion Bank	166,869	10,053,297

		36,083,781

China - 2.3%
NetEase, Inc.	374,600	7,511,194
Tencent Holdings Ltd.	194,223	7,528,847
Yum China Holdings, Inc.	103,433	5,763,287

		20,803,328

Denmark - 3.0%
Carlsberg AS Class B	54,791	6,908,323
Novo Nordisk AS Class B	219,212	19,959,512

		26,867,835

France - 15.8%
Air Liquide SA	157,546	26,535,708
Capgemini SE	109,815	19,162,035
Cie de Saint-Gobain SA	169,655	10,153,915
Cie Generale des Etablissements Michelin SCA	205,832	6,299,892
Dassault Systemes SE	126,700	4,705,945
Engie SA	805,294	12,350,116
EssilorLuxottica SA	79,908	13,899,645
L’Oreal SA	17,814	7,382,336
Legrand SA	89,609	8,233,838
LVMH Moet Hennessy Louis Vuitton SE	27,670	20,886,158
Pernod Ricard SA	73,902	12,303,937

		141,913,525

Germany - 9.3%
Bayer AG	235,520	11,310,704
Beiersdorf AG	134,155	17,304,523
Deutsche Boerse AG	93,654	16,173,745
Merck KGaA	87,113	14,522,376
MTU Aero Engines AG	24,581	4,451,853
SAP SE	149,461	19,346,536

		83,109,737

Hong Kong - 2.4%
AIA Group Ltd.	1,867,607	15,103,603
Prudential PLC	579,926	6,233,815

		21,337,418

India - 2.0%
HDFC Bank Ltd.	604,752	11,091,090
Tata Consultancy Services Ltd.	152,530	6,458,453

		17,549,543

	Shares	Value
Ireland - 1.3%
Ryanair Holdings PLC ADR *	116,856	$11,359,572

Israel - 1.4%
Check Point Software Technologies Ltd. *	92,002	12,262,027

Italy - 2.8%
Eni SpA	754,984	12,127,918
Intesa Sanpaolo SpA	4,978,340	12,750,609

		24,878,527

Japan - 14.1%
Daikin Industries Ltd.	79,800	12,510,378
Denso Corp.	726,800	11,662,142
Hitachi Ltd.	307,100	19,033,300
Hoya Corp.	77,600	7,947,593
Koito Manufacturing Co. Ltd.	227,800	3,435,159
Kose Corp.	62,000	4,493,886
Kubota Corp.	239,000	3,515,885
Kyocera Corp.	190,900	9,678,191
Mitsubishi Electric Corp.	512,300	6,329,190
Olympus Corp.	609,800	7,917,328
Seven & i Holdings Co. Ltd.	112,200	4,392,650
Shin-Etsu Chemical Co. Ltd.	171,600	4,984,232
SMC Corp.	19,300	8,651,461
Sony Group Corp.	153,900	12,585,257
Terumo Corp.	273,300	7,234,482
ZOZO, Inc.	92,800	1,699,277

		126,070,411

Netherlands - 3.3%
Akzo Nobel NV	148,156	10,681,815
ING Groep NV	1,058,975	13,957,361
Randstad NV	84,317	4,658,183

		29,297,359

Portugal - 0.9%
Galp Energia SGPS SA	539,084	7,984,974

Singapore - 1.2%
DBS Group Holdings Ltd.	455,514	11,187,258

South Korea - 0.7%
Samsung Electronics Co. Ltd.	128,630	6,502,775

Spain - 0.9%
Amadeus IT Group SA	141,836	8,567,274

Switzerland - 9.0%
Cie Financiere Richemont SA Class A	124,455	15,156,531
Julius Baer Group Ltd.	114,620	7,336,581
Novartis AG	149,747	15,293,456
Sika AG	26,040	6,597,514
Sonova Holding AG	27,262	6,452,279
UBS Group AG (XVTX)	678,985	16,724,887
Zurich Insurance Group AG	28,521	13,049,937

		80,611,185

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	121,401	10,549,747

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
United Kingdom - 8.6%
Compass Group PLC	805,130	$19,598,136
Diageo PLC	325,803	12,011,736
London Stock Exchange Group PLC	114,857	11,511,639
Reckitt Benckiser Group PLC	47,885	3,376,885
RELX PLC	452,576	15,270,218
Rolls-Royce Holdings PLC *	3,062,496	8,205,597
Tesco PLC	2,241,459	7,209,613

		77,183,824

United States - 12.5%
Experian PLC	411,153	13,447,814
Linde PLC	37,903	14,113,182
Nestle SA	262,721	29,738,965
QIAGEN NV *	208,601	8,416,961
Roche Holding AG	79,171	21,613,765
Schneider Electric SE	151,692	24,997,639

		112,328,326

Total Common Stocks (Cost $760,241,314)		879,784,607

	Principal Amount
SHORT-TERM INVESTMENTS - 1.0%
U.S. Government Agency Issues - 1.0%
Federal Home Loan Bank 0.000% due 10/02/23	$8,472,000	8,472,000

Total Short-Term Investments (Cost $8,470,776)		8,472,000

TOTAL INVESTMENTS - 99.2% (Cost $768,712,090)		888,256,607

OTHER ASSETS & LIABILITIES, NET - 0.8%		7,372,651

NET ASSETS - 100.0%		$895,629,258

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$7,807,110	$-	$7,807,110	$-
	Belgium	5,529,071	-	5,529,071	-
	Canada	36,083,781	36,083,781	-	-
	China	20,803,328	5,763,287	15,040,041	-
	Denmark	26,867,835	-	26,867,835	-
	France	141,913,525	-	141,913,525	-
	Germany	83,109,737	-	83,109,737	-
	Hong Kong	21,337,418	-	21,337,418	-
	India	17,549,543	-	17,549,543	-
	Ireland	11,359,572	11,359,572	-	-
	Israel	12,262,027	12,262,027	-	-
	Italy	24,878,527	-	24,878,527	-
	Japan	126,070,411	-	126,070,411	-
	Netherlands	29,297,359	-	29,297,359	-
	Portugal	7,984,974	-	7,984,974	-
	Singapore	11,187,258	-	11,187,258	-
	South Korea	6,502,775	-	6,502,775	-
	Spain	8,567,274	-	8,567,274	-
	Switzerland	80,611,185	-	80,611,185	-
	Taiwan	10,549,747	10,549,747	-	-
	United Kingdom	77,183,824	-	77,183,824	-
	United States	112,328,326	14,113,182	98,215,144	-

	Total Common Stocks	879,784,607	90,131,596	789,653,011	-

	Short-Term Investments	8,472,000	-	8,472,000	-

	Total	$888,256,607	$90,131,596	$798,125,011	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Australia - 3.6%
EBOS Group Ltd.	41,460	$849,339
GUD Holdings Ltd.	222,643	1,674,397
Imdex Ltd.	998,017	993,722
Inghams Group Ltd.	945,045	2,008,835
Nanosonics Ltd. *	303,498	817,546
Servcorp Ltd.	189,984	377,444
SomnoMed Ltd. *	474,460	218,114

		6,939,397

Austria - 2.4%
Eurotelesites AG *	36,300	158,886
Mayr Melnhof Karton AG	12,500	1,685,900
Strabag SE	15,800	623,399
Telekom Austria AG *	140,000	976,899
Wienerberger AG	44,900	1,136,434

		4,581,518

Belgium - 1.5%
Econocom Group SA NV	327,600	864,156
Fagron	116,200	1,976,018

		2,840,174

Brazil - 1.5%
Atacadao SA	319,200	565,175
Hypera SA	184,042	1,359,843
LOG Commercial Properties e Participacoes SA	267,295	1,082,676

		3,007,694

Canada - 3.0%
CCL Industries, Inc. Class B	32,500	1,364,126
ECN Capital Corp.	147,500	249,770
North West Co., Inc.	52,300	1,316,886
Open Text Corp.	40,700	1,428,433
Parkland Corp.	35,300	1,032,556
Quebecor, Inc. Class A *	22,000	485,919

		5,877,690

Cayman - 0.2%
Patria Investments Ltd. Class A	25,300	368,874

China - 3.0%
Best Pacific International Holdings Ltd.	2,187,726	279,369
Chervon Holdings Ltd.	45,700	136,850
Far East Horizon Ltd.	1,957,657	1,408,192
Precision Tsugami China Corp. Ltd.	1,039,972	1,069,063
Qingdao Port International Co. Ltd. Class H ~	2,599,372	1,281,164
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	357,016	1,208,522
Xingda International Holdings Ltd.	2,210,865	394,455

		5,777,615

Denmark - 0.6%
Spar Nord Bank AS	76,315	1,180,532

Finland - 1.1%
Huhtamaki OYJ	42,200	1,387,354
Nanoform Finland PLC *	81,300	152,999
Tokmanni Group Corp.	40,000	555,412

		2,095,765

	Shares	Value
France - 3.0%
Altarea SCA REIT	9,785	$ 897,078
Antin Infrastructure Partners SA	31,100	401,984
ARGAN SA REIT	13,041	870,410
Elior Group SA * ~	283,000	578,203
Lectra	27,600	750,044
Maisons du Monde SA ~	93,000	714,561
Thermador Groupe	18,700	1,557,921

		5,770,201

Germany - 4.3%
DWS Group GmbH & Co. KGaA ~	25,300	859,110
JOST Werke SE ~	28,000	1,342,035
Norma Group SE	37,873	699,799
Rheinmetall AG	5,970	1,535,791
Stabilus SE	18,100	1,011,299
Takkt AG	81,900	1,111,800
Talanx AG *	29,500	1,867,053

		8,426,887

Greece - 0.9%
Mytilineos SA	46,700	1,718,921

Hong Kong - 1.7%
ASMPT Ltd.	178,256	1,588,197
Sino Land Co. Ltd.	953,514	1,072,356
WH Group Ltd. ~	1,083,000	566,861

		3,227,414

Hungary - 1.1%
Richter Gedeon Nyrt	88,586	2,144,214

Indonesia - 1.0%
P.T. Avia Avian Tbk	15,679,383	568,130
P.T. Selamat Sempurna Tbk	9,767,100	1,339,777

		1,907,907

Ireland - 2.1%
AerCap Holdings NV *	18,387	1,152,313
Dalata Hotel Group PLC	250,600	1,063,762
Irish Residential Properties REIT PLC REIT à	1,146,000	1,124,469
Mincon Group PLC	818,000	691,864

		4,032,408

Italy - 1.3%
Banca Generali SpA	30,700	1,082,746
Recordati Industria Chimica e Farmaceutica SpA	29,700	1,399,621

		2,482,367

Japan - 20.6%
Amano Corp.	68,300	1,499,014
ASKUL Corp.	98,600	1,291,762
Bank of Kyoto Ltd. *	14,000	794,800
Capcom Co. Ltd.	31,900	1,148,135
Daiichikosho Co. Ltd.	47,900	777,236
Daikyonishikawa Corp.	8,100	43,586
Daiwa Industries Ltd.	77,400	714,229
Dexerials Corp.	47,700	1,174,495
Dip Corp.	36,500	898,546
GMO internet group, Inc.	78,000	1,206,060

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Hokuhoku Financial Group, Inc.	55,000	$ 587,913
Inaba Denki Sangyo Co. Ltd.	56,400	1,219,747
Isuzu Motors Ltd.	102,500	1,288,589
Kamigumi Co. Ltd.	62,000	1,276,827
Maruwa Co. Ltd.	8,000	1,251,813
Meitec Corp.	69,200	1,251,503
Minebea Mitsumi, Inc.	74,000	1,205,686
Mitani Corp.	71,400	669,855
Nishimoto Co. Ltd.	36,419	1,179,648
NOF Corp.	37,300	1,489,080
NSD Co. Ltd.	88,200	1,671,870
PALTAC Corp.	43,300	1,356,391
Park24 Co. Ltd. *	53,200	674,081
Persol Holdings Co. Ltd.	486,000	789,368
Prestige International, Inc.	78,000	322,332
Relo Group, Inc.	75,000	810,868
Renesas Electronics Corp. *	121,400	1,854,379
Roland Corp.	48,000	1,314,184
S Foods, Inc.	82,300	1,841,451
San-Ai Obbli Co. Ltd.	107,700	1,141,189
Ship Healthcare Holdings, Inc.	103,100	1,562,498
SUMCO Corp.	89,000	1,158,154
TechnoPro Holdings, Inc.	55,300	1,201,852
TIS, Inc.	49,000	1,077,469
TKC Corp.	24,700	600,796
Tsuruha Holdings, Inc.	25,700	1,726,280

		40,071,686

Mexico - 2.8%
Bolsa Mexicana de Valores SAB de CV	811,459	1,523,043
Gruma SAB de CV Class B	122,366	2,095,757
Grupo Comercial Chedraui SA de CV	311,300	1,827,877

		5,446,677

Netherlands - 1.4%
Acomo NV	69,100	1,442,125
Arcadis NV	28,900	1,296,674

		2,738,799

Norway - 1.3%
Europris ASA ~	275,600	1,536,429
SpareBank 1 SMN	77,300	988,757

		2,525,186

Peru - 0.6%
Intercorp Financial Services, Inc.	50,995	1,148,407

Philippines - 1.7%
Century Pacific Food, Inc.	4,041,055	1,999,957
Robinsons Land Corp.	5,189,749	1,389,437

		3,389,394

Singapore - 1.6%
Hour Glass Ltd.	604,682	858,144
HRnetgroup Ltd.	1,787,935	962,156
Mapletree Industrial Trust REIT	836,869	1,381,479

		3,201,779

South Korea - 1.9%
Hyundai Marine & Fire Insurance Co. Ltd.	34,854	836,880
Soulbrain Co. Ltd.	9,900	1,677,357
Vitzrocell Co. Ltd.	80,600	1,156,371

		3,670,608

	Shares	Value
Spain - 4.1%
Cia de Distribucion Integral Logista Holdings SA	88,300	$ 2,256,491
CIE Automotive SA	57,100	1,543,567
Grupo Catalana Occidente SA	55,700	1,793,255
Indra Sistemas SA	59,800	864,090
Prosegur Cia de Seguridad SA	479,800	771,745
Viscofan SA	10,700	653,242

		7,882,390

Sweden - 1.6%
Alligo AB Class B	44,680	418,764
Granges AB	143,000	1,345,200
Hexpol AB	111,900	991,497
Nordnet AB publ	27,300	359,025

		3,114,486

Taiwan - 3.5%
International Games System Co. Ltd.	100,350	2,030,408
Sporton International, Inc.	160,639	1,258,302
Test Research, Inc.	454,727	857,193
Tripod Technology Corp.	259,609	1,550,326
Yageo Corp.	68,964	1,122,996

		6,819,225

Thailand - 0.5%
Star Petroleum Refining PCL	4,310,277	1,072,113

United Kingdom - 16.1%
Ashtead Technology Holdings PLC	389,500	2,076,750
B&M European Value Retail SA	313,333	2,234,951
Bodycote PLC	128,844	1,025,747
Cab Payments Holdings PLC *	150,000	424,595
DCC PLC	9,400	526,302
Direct Line Insurance Group PLC *	450,000	941,412
Grainger PLC	534,688	1,523,943
Harbour Energy PLC	263,590	825,472
Hiscox Ltd.	126,770	1,549,971
Indivior PLC *	30,000	648,899
Informa PLC	209,644	1,914,357
J D Wetherspoon PLC *	133,814	1,128,988
JET2 PLC	96,980	1,275,193
John Wood Group PLC *	724,168	1,364,422
Lancashire Holdings Ltd.	306,811	2,208,607
LSL Property Services PLC	267,604	848,909
On the Beach Group PLC * ~	666,849	856,051
Pets at Home Group PLC	207,100	841,672
Premier Foods PLC	806,100	1,180,227
Rathbones Group PLC	25,300	535,743
Sabre Insurance Group PLC ~	774,986	1,431,578
Savills PLC	101,685	1,073,790
Tate & Lyle PLC	222,887	1,864,179
Vistry Group PLC	110,296	1,220,105
WH Smith PLC	103,354	1,687,496

		31,209,359

United States - 5.7%
Adient PLC *	29,700	1,089,990
Adtalem Global Education, Inc. *	35,800	1,534,030
Antero Resources Corp. *	52,341	1,328,415
GCC SAB de CV	254,110	2,390,260
GrafTech International Ltd.	144,691	554,166
Impro Precision Industries Ltd. ~	1,709,821	578,205
Ovintiv, Inc.	25,300	1,203,521
RHI Magnesita NV	54,500	1,839,690

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Westrock Co.	15,000	$537,000

		11,055,277

Total Common Stocks (Cost $202,239,687)		185,724,964

EXCHANGE-TRADED FUNDS - 3.1%
iShares MSCI India	135,700	6,000,654

Total Exchange-Traded Funds (Cost $6,422,928)		6,000,654

	Principal Amount
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $656,919; collateralized by U.S. Treasury Notes: 1.375% due 11/15/31 and value $669,825)	$656,649	656,649

Total Short-Term Investments (Cost $656,649)		656,649

TOTAL INVESTMENTS - 99.1% (Cost $209,319,264)		192,382,267

OTHER ASSETS & LIABILITIES, NET - 0.9%		1,668,139

NET ASSETS - 100.0%		$194,050,406

Notes to Schedule of Investments

(a)	As of September 30, 2023, restricted security was as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Irish Residential Properties REIT PLC Acq 10/20/21	$2,015,063	$1,124,469	0.6%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

(b)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows::

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$6,939,397	$595,558	$6,343,839	$-
	Austria	4,581,518	1,135,785	3,445,733	-
	Belgium	2,840,174	864,156	1,976,018	-
	Brazil	3,007,694	3,007,694	-	-
	Canada	5,877,690	5,877,690	-	-
	Cayman	368,874	368,874	-	-
	China	5,777,615	1,485,282	4,292,333	-
	Denmark	1,180,532	-	1,180,532	-
	Finland	2,095,765	152,999	1,942,766	-
	France	5,770,201	1,557,921	4,212,280	-
	Germany	8,426,887	1,111,800	7,315,087	-
	Greece	1,718,921	-	1,718,921	-
	Hong Kong	3,227,414	-	3,227,414	-
	Hungary	2,144,214	2,144,214	-	-
	Indonesia	1,907,907	1,907,907	-	-
	Ireland	4,032,408	2,907,939	1,124,469	-
	Italy	2,482,367	-	2,482,367	-
	Japan	40,071,686	-	40,071,686	-
	Mexico	5,446,677	5,446,677	-	-
	Netherlands	2,738,799	1,442,125	1,296,674	-
	Norway	2,525,186	-	2,525,186	-
	Peru	1,148,407	1,148,407	-	-
	Philippines	3,389,394	1,999,957	1,389,437	-
	Singapore	3,201,779	858,144	2,343,635	-
	South Korea	3,670,608	-	3,670,608	-
	Spain	7,882,390	-	7,882,390	-
	Sweden	3,114,486	418,764	2,695,722	-
	Taiwan	6,819,225	-	6,819,225	-
	Thailand	1,072,113	-	1,072,113	-
	United Kingdom	31,209,359	14,787,313	16,422,046	-
	United States	11,055,277	8,637,382	2,417,895	-

	Total Common Stocks	185,724,964	57,856,588	127,868,376	-

	Exchange-Traded Funds	6,000,654	6,000,654	-	-
	Short-Term Investments	656,649	-	656,649	-

	Total	$192,382,267	$63,857,242	$128,525,025	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 2.3%
Brazil - 0.5%
Raizen SA	5,901,400	$4,203,084

Germany - 1.8%
Henkel AG & Co. KGaA	87,215	6,210,534
Volkswagen AG	85,183	9,787,473

		15,998,007

Total Preferred Stocks (Cost $20,936,827)		20,201,091

COMMON STOCKS - 94.8%
Austria - 1.9%
ams-OSRAM AG *	413,884	1,936,492
Erste Group Bank AG	240,898	8,319,863
Mondi PLC	389,676	6,500,517

		16,756,872

Belgium - 1.2%
Ageas SA	162,066	6,674,915
Proximus SADP	485,409	3,944,077

		10,618,992

Brazil - 3.1%
Atacadao SA	1,873,730	3,317,623
Banco Bradesco SA ADR	3,020,360	8,608,026
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	402,737	4,889,843
Telefonica Brasil SA	822,041	7,061,649
Ultrapar Participacoes SA	920,004	3,431,792

		27,308,933

Burkina Faso - 0.3%
Endeavour Mining PLC	130,036	2,548,543

Canada - 1.2%
ARC Resources Ltd.	261,206	4,169,296
Barrick Gold Corp.	450,240	6,540,206

		10,709,502

China - 0.8%
Alibaba Group Holding Ltd. *	400,219	4,339,247
Baidu, Inc. Class A *	64,557	1,086,538
Dongfeng Motor Group Co. Ltd. Class H	5,475,576	2,153,957

		7,579,742

Finland - 1.0%
Nokia OYJ (OMXH)	1,692,236	6,362,929
Wartsila OYJ Abp	194,933	2,209,357

		8,572,286

France - 12.0%
AXA SA	467,677	13,875,444
BNP Paribas SA	174,846	11,117,806
Carrefour SA	432,829	7,433,882
Cie de Saint-Gobain SA	161,295	9,653,566
Dassault Aviation SA	9,742	1,834,905
Engie SA	876,425	13,440,992
Orange SA	772,547	8,861,319

	Shares	Value
Renault SA	154,071	$6,304,041
Societe Generale SA	373,680	9,042,160
TotalEnergies SE	311,167	20,459,018
Valeo SE	293,895	5,043,226

		107,066,359

Germany - 6.2%
BASF SE	173,531	7,854,871
Ceconomy AG *	434,924	918,107
Continental AG	70,727	4,969,425
Daimler Truck Holding AG	272,231	9,425,792
Evonik Industries AG	360,533	6,576,188
Fresenius SE & Co. KGaA	291,729	9,061,166
Heidelberg Materials AG	149,776	11,600,206
Mercedes-Benz Group AG	71,629	4,985,144

		55,390,899

Hong Kong - 1.2%
CK Asset Holdings Ltd.	1,145,751	6,018,160
WH Group Ltd. ~	8,430,195	4,412,512

		10,430,672

India - 1.0%
Canara Bank	1,210,661	5,463,946
Oil & Natural Gas Corp. Ltd.	1,356,305	3,122,454

		8,586,400

Ireland - 1.4%
AIB Group PLC	1,324,079	5,934,802
Bank of Ireland Group PLC	640,349	6,259,803

		12,194,605

Italy - 4.5%
BPER Banca	1,922,919	5,844,673
Eni SpA	982,581	15,783,993
UniCredit SpA	771,181	18,374,451

		40,003,117

Japan - 22.2%
Alfresa Holdings Corp.	226,550	3,714,353
Alps Alpine Co. Ltd.	283,366	2,456,561
Amada Co. Ltd.	310,930	3,125,866
Dai-ichi Life Holdings, Inc.	414,375	8,554,486
DeNA Co. Ltd.	215,491	2,165,028
Eisai Co. Ltd.	44,674	2,476,001
Hakuhodo DY Holdings, Inc.	322,210	2,646,650
Hino Motors Ltd. *	576,768	2,200,115
Honda Motor Co. Ltd.	419,350	4,717,558
Isuzu Motors Ltd.	542,201	6,816,336
Japan Airlines Co. Ltd.	232,217	4,511,784
JGC Holdings Corp.	307,050	4,266,322
Kirin Holdings Co. Ltd.	494,637	6,925,135
Kubota Corp.	405,240	5,961,411
Makita Corp.	230,548	5,685,128
Mitsubishi Estate Co. Ltd.	508,137	6,629,163
Mitsubishi Gas Chemical Co., Inc.	306,920	4,125,314
Mitsubishi UFJ Financial Group, Inc.	1,027,523	8,707,390
MS&AD Insurance Group Holdings, Inc.	261,805	9,580,570
Nikon Corp.	286,292	3,015,197
Nippon Television Holdings, Inc.	267,327	2,702,985
Nissan Motor Co. Ltd.	1,951,628	8,613,007
Nomura Holdings, Inc.	959,475	3,842,149
Ono Pharmaceutical Co. Ltd.	299,630	5,746,414
Resona Holdings, Inc.	1,213,555	6,709,964
Stanley Electric Co. Ltd.	229,406	3,622,568
Subaru Corp.	305,978	5,949,581
Sumitomo Electric Industries Ltd.	577,903	6,961,949
Sumitomo Heavy Industries Ltd.	146,361	3,706,317

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Sumitomo Mitsui Trust Holdings, Inc.	261,267	$9,835,926
Sumitomo Rubber Industries Ltd.	339,757	3,751,297
T&D Holdings, Inc.	772,306	12,700,571
Taiheiyo Cement Corp.	137,721	2,440,398
Takeda Pharmaceutical Co. Ltd.	234,818	7,278,536
THK Co. Ltd.	246,909	4,507,126
Tsuruha Holdings, Inc.	63,426	4,260,351
Yamato Holdings Co. Ltd.	432,877	7,045,603

		197,955,110

Luxembourg - 0.3%
RTL Group SA *	83,740	2,871,552

Malaysia - 0.4%
CIMB Group Holdings Bhd	3,395,998	3,923,193

Mexico - 0.3%
Fresnillo PLC	365,385	2,449,575

Netherlands - 7.3%
ABN AMRO Bank NV GDR ~	624,826	8,830,387
ING Groep NV	656,461	8,652,200
Koninklijke Philips NV *	523,147	10,437,958
NN Group NV	222,134	7,121,211
Shell PLC	919,949	29,157,063
VEON Ltd. ADR *	60,476	1,179,282

		65,378,101

Norway - 0.1%
Norsk Hydro ASA	166,171	1,039,871

Russia - 0.0%
Gazprom PJSC * Ω ±	340,336	-
Gazprom PJSC ADR (OTC) * Ω ±	143,066	-
LUKOIL PJSC ADR (OTC) * Ω ±	24,064	-
Mobile TeleSystems PJSC ADR * Ω ±	327,186	1
Sberbank of Russia PJSC * Ω ±	927,996	-

		1

South Africa - 1.4%
Anglo American PLC	199,394	5,475,278
MTN Group Ltd.	483,587	2,882,303
Old Mutual Ltd.	6,004,985	3,824,922

		12,182,503

South Korea - 4.7%
Coway Co. Ltd.	92,556	2,825,595
Hankook Tire & Technology Co. Ltd.	128,508	3,758,991
Hyundai Mobis Co. Ltd.	46,701	8,311,768
KB Financial Group, Inc.	253,101	10,323,201
KT Corp. ADR	583,730	7,483,419
Shinhan Financial Group Co. Ltd.	367,636	9,675,508

		42,378,482

Spain - 0.2%
CaixaBank SA (SIBE)	544,511	2,169,327

Sweden - 1.8%
SKF AB Class B	588,712	9,773,526
Telefonaktiebolaget LM Ericsson Class B	1,346,402	6,559,346

		16,332,872

	Shares	Value
Switzerland - 5.5%
Adecco Group AG	199,161	$8,180,162
Novartis AG	198,176	20,239,444
Swatch Group AG	29,409	7,532,290
UBS Group AG (XVTX)	530,207	13,060,159

		49,012,055

Taiwan - 1.0%
Catcher Technology Co. Ltd.	743,139	4,205,723
Hon Hai Precision Industry Co. Ltd.	1,429,362	4,607,169

		8,812,892

Thailand - 0.9%
Kasikornbank PCL	2,355,235	8,135,439
Kasikornbank PCL NVDR	112,245	387,426

		8,522,865

United Kingdom - 10.4%
Babcock International Group PLC *	637,190	3,202,489
BP PLC	2,819,282	18,172,906
British American Tobacco PLC	499,780	15,692,432
British Land Co. PLC REIT	685,134	2,638,898
BT Group PLC	4,144,451	5,885,373
CK Hutchison Holdings Ltd.	1,212,767	6,438,685
easyJet PLC *	1,139,408	5,905,936
J Sainsbury PLC	1,066,179	3,283,326
Kingfisher PLC	1,943,517	5,275,893
Land Securities Group PLC REIT	470,599	3,373,266
Standard Chartered PLC	1,532,243	14,092,848
WPP PLC	1,057,937	9,425,490

		93,387,542

United States - 2.5%
GSK PLC	934,261	16,904,325
Toppan Holdings, Inc. *	91,338	5,846,445

		22,750,770

Total Common Stocks (Cost $805,228,522)		846,933,633

EXCHANGE-TRADED FUNDS - 0.4%
iShares Core MSCI EAFE	55,269	3,556,560

Total Exchange-Traded Funds (Cost $3,669,641)		3,556,560

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $13,732,102; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $14,001,055)	$13,726,439	$13,726,439

Total Short-Term Investments (Cost $13,726,439)		13,726,439

TOTAL INVESTMENTS - 99.0% (Cost $843,561,429)		884,417,723

OTHER ASSETS & LIABILITIES, NET - 1.0%		8,896,845

NET ASSETS - 100.0%		$893,314,568

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2023, investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

(b)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$4,203,084	$4,203,084	$-	$-
	Germany	15,998,007	-	15,998,007	-

	Total Preferred Stocks	20,201,091	4,203,084	15,998,007	-

	Common Stocks
	Austria	16,756,872	-	16,756,872	-
	Belgium	10,618,992	-	10,618,992	-
	Brazil	27,308,933	27,308,933	-	-
	Burkina Faso	2,548,543	2,548,543	-	-
	Canada	10,709,502	10,709,502	-	-
	China	7,579,742	-	7,579,742	-
	Finland	8,572,286	-	8,572,286	-
	France	107,066,359	-	107,066,359	-
	Germany	55,390,899	-	55,390,899	-
	Hong Kong	10,430,672	-	10,430,672	-
	India	8,586,400	-	8,586,400	-
	Ireland	12,194,605	-	12,194,605	-
	Italy	40,003,117	-	40,003,117	-
	Japan	197,955,110	-	197,955,110	-
	Luxembourg	2,871,552	-	2,871,552	-
	Malaysia	3,923,193	-	3,923,193	-
	Mexico	2,449,575	-	2,449,575	-
	Netherlands	65,378,101	1,179,282	64,198,819	-
	Norway	1,039,871	-	1,039,871	-
	Russia	1	-	-	1
	South Africa	12,182,503	6,707,225	5,475,278	-
	South Korea	42,378,482	7,483,419	34,895,063	-
	Spain	2,169,327	-	2,169,327	-
	Sweden	16,332,872	-	16,332,872	-
	Switzerland	49,012,055	-	49,012,055	-
	Taiwan	8,812,892	-	8,812,892	-
	Thailand	8,522,865	-	8,522,865	-
	United Kingdom	93,387,542	-	93,387,542	-
	United States	22,750,770	-	22,750,770	-

	Total Common Stocks	846,933,633	55,936,904	790,996,728	1

	Exchange-Traded Funds	3,556,560	3,556,560	-	-
	Short-Term Investments	13,726,439	-	13,726,439	-

	Total	$884,417,723	$63,696,548	$820,721,174	$1

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Abiomed, Inc. - Contingent Value Rights * Ω ±	11,083	$30,922

Total Rights (Cost $11,305)		30,922

WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
CareMax, Inc. Exercise @ $ 11.50 Exp 06/08/26 *	3,646	729
Nuvation Bio, Inc. Exercise @ $ 11.50 Exp 07/07/27 *	3,472	347

		1,076

Total Warrants (Cost $16,587)		1,076

COMMON STOCKS - 96.0%
Consumer, Non-Cyclical - 95.3%
10X Genomics, Inc. Class A *	6,962	287,182
Abbott Laboratories	76,683	7,426,749
AbbVie, Inc.	80,278	11,966,239
Abcam PLC ADR * (United Kingdom)	50,206	1,136,162
Alcon, Inc. (Switzerland)	66,038	5,088,888
Align Technology, Inc. *	6,098	1,861,841
Alkermes PLC *	23,442	656,610
Alnylam Pharmaceuticals, Inc. *	11,190	1,981,749
Amgen, Inc.	52,406	14,084,637
Argenx SE ADR * (Netherlands)	10,801	5,310,096
AstraZeneca PLC (United Kingdom)	17,082	2,304,095
Avantor, Inc. *	60,700	1,279,556
Baxter International, Inc.	78,556	2,964,703
Becton Dickinson & Co.	26,542	6,861,903
BeiGene Ltd. ADR * (China)	4,586	824,884
Bio-Techne Corp.	7,481	509,232
Biogen, Inc. *	27,715	7,123,032
BioMarin Pharmaceutical, Inc. *	30,603	2,707,753
Biomea Fusion, Inc. *	6,443	88,656
Blueprint Medicines Corp. *	18,950	951,669
Boston Scientific Corp. *	305,146	16,111,709
Bristol-Myers Squibb Co.	29,149	1,691,808
Catalent, Inc. *	14,327	652,308
Cencora, Inc.	42,098	7,576,377
Centene Corp. *	36,016	2,480,782
Cerevel Therapeutics Holdings, Inc. *	14,812	323,346
Cigna Group	20,882	5,973,714
Cooper Cos., Inc.	9,373	2,980,708
CureVac NV * (Germany)	14,720	100,538
Daiichi Sankyo Co. Ltd. (Japan)	23,900	654,317
Danaher Corp.	39,327	9,757,029
Dexcom, Inc. *	19,757	1,843,328
Edwards Lifesciences Corp. *	21,613	1,497,349
Elanco Animal Health, Inc. *	66,277	744,953
Elevance Health, Inc.	13,817	6,016,198
Eli Lilly & Co.	63,970	34,360,206
Envista Holdings Corp. *	15,284	426,118
Exact Sciences Corp. *	13,295	906,985
Frequency Therapeutics, Inc. *	19,740	7,227
GE HealthCare Technologies, Inc. *	28,921	1,967,785
Genmab AS * (Denmark)	2,011	711,996
Genmab AS ADR * (Denmark)	13,702	483,270
Gilead Sciences, Inc.	128,941	9,662,839
Glaukos Corp. *	3,661	275,490

	Shares	Value
Guardant Health, Inc. *	10,371	$307,396
HCA Healthcare, Inc.	14,924	3,671,005
Hologic, Inc. *	7,972	553,257
Horizon Therapeutics PLC *	5,457	631,320
Humana, Inc.	10,596	5,155,166
IDEXX Laboratories, Inc. *	5,164	2,258,062
Illumina, Inc. *	5,620	771,514
Immuneering Corp. Class A *	11,507	88,374
Immunocore Holdings PLC ADR * (United Kingdom)	8,586	445,613
ImmunoGen, Inc. *	12,741	202,200
Incyte Corp. *	18,956	1,095,088
Inspire Medical Systems, Inc. *	3,972	788,204
Intuitive Surgical, Inc. *	42,960	12,556,778
Ionis Pharmaceuticals, Inc. *	19,677	892,549
IQVIA Holdings, Inc. *	11,591	2,280,529
Johnson & Johnson	48,080	7,488,460
Karuna Therapeutics, Inc. *	1,805	305,207
Legend Biotech Corp. ADR *	22,053	1,481,300
Masimo Corp. *	10,387	910,732
McKesson Corp.	17,509	7,613,789
Medtronic PLC	73,689	5,774,270
Merck & Co., Inc.	149,205	15,360,655
Merus NV * (Netherlands)	16,047	378,388
Mirati Therapeutics, Inc. *	10,819	471,276
Moderna, Inc. *	24,369	2,517,074
Monte Rosa Therapeutics, Inc. *	22,869	109,542
MoonLake Immunotherapeutics *	12,461	710,277
Morphic Holding, Inc. *	5,314	121,744
Nautilus Biotechnology, Inc. SPAC *	13,880	43,861
Neurocrine Biosciences, Inc. *	6,698	753,525
Novo Nordisk AS Class B (Denmark)	44,642	4,064,707
Novocure Ltd. *	20,133	325,148
Nuvalent, Inc. Class A *	9,541	438,600
Omnicell, Inc. *	3,687	166,062
Orchestra BioMed Holdings, Inc. *	12,419	108,294
Penumbra, Inc. *	13,520	3,270,623
Pfizer, Inc.	194,201	6,441,647
PMV Pharmaceuticals, Inc. *	14,248	87,483
Prime Medicine, Inc. *	16,502	157,429
Protagonist Therapeutics, Inc. *	19,124	318,988
Prothena Corp. PLC * (Ireland)	4,585	221,226
PTC Therapeutics, Inc. *	13,615	305,112
QIAGEN NV *	22,798	923,319
Quest Diagnostics, Inc.	19,745	2,406,126
Rapid Micro Biosystems, Inc. Class A *	16,316	17,621
Regeneron Pharmaceuticals, Inc. *	6,305	5,188,763
Repligen Corp. *	5,582	887,594
REVOLUTION Medicines, Inc. *	18,765	519,415
Rhythm Pharmaceuticals, Inc. *	35,833	821,471
Rocket Pharmaceuticals, Inc. *	12,602	258,215
Sanofi	18,405	1,976,241
Sarepta Therapeutics, Inc. *	25,022	3,033,167
Seagen, Inc. *	16,178	3,432,163
STERIS PLC	6,869	1,507,196
Structure Therapeutics, Inc. ADR *	9,293	468,553
Stryker Corp.	28,258	7,722,064
Tenaya Therapeutics, Inc. *	19,591	49,957
Thermo Fisher Scientific, Inc.	22,289	11,282,023
Ultragenyx Pharmaceutical, Inc. *	4,734	168,767
UnitedHealth Group, Inc.	62,300	31,411,037
Vaxcyte, Inc. *	8,315	423,899
Vertex Pharmaceuticals, Inc. *	34,199	11,892,360
Viking Therapeutics, Inc. *	11,921	131,965
West Pharmaceutical Services, Inc.	10,860	4,074,781
Zoetis, Inc.	24,166	4,204,401

		367,065,588

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Industrial - 0.7%
Agilent Technologies, Inc.	16,139	$1,804,663
Mettler-Toledo International, Inc. *	610	675,923

		2,480,586

Total Common Stocks (Cost $327,461,745)		369,546,174

	Principal Amount
SHORT-TERM INVESTMENTS - 3.6%
Repurchase Agreements - 3.6%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $13,996,846; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $14,270,899)	$13,991,074	13,991,074

Total Short-Term Investments (Cost $13,991,074)		13,991,074

TOTAL INVESTMENTS - 99.6% (Cost $341,480,711)		383,569,246

DERIVATIVES - 0.1%		167,156

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,269,340

NET ASSETS - 100.0%		$385,005,742

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2023, an investment with a value of $30,922 or less than 0.1% of the Fund’s net assets was determined by a valuation committee established under the Valuation Policy.

(b)	As of September 30, 2023, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	3,364,415	EUR	3,123,000	12/23	HSB	$51,813	$-
USD	4,274,313	EUR	3,967,300	12/23	JPM	66,153	-
USD	2,248,715	GBP	1,801,900	12/23	UBS	49,190	-

Total Forward Foreign Currency Contracts						$167,156	$-

(c)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$30,922	$-	$-	$30,922
	Warrants	1,076	1,076	-	-
	Common Stocks
	Consumer, Non-Cyclical	367,065,588	357,354,232	9,711,356	-
	Industrial	2,480,586	2,480,586	-	-

	Total Common Stocks	369,546,174	359,834,818	9,711,356	-

	Short-Term Investments	13,991,074	-	13,991,074	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	167,156	-	167,156	-

	Total	$383,736,402	$359,835,894	$23,869,586	$30,922

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Consumer, Cyclical - 0.8%
Marriott Vacations Worldwide Corp.	26,999	$2,716,909

Financial - 98.4%
Agree Realty Corp. REIT	65,791	3,634,295
Alexandria Real Estate Equities, Inc. REIT	95,635	9,573,063
American Homes 4 Rent Class A REIT	348,998	11,757,743
American Tower Corp. REIT	68,761	11,307,746
Apartment Income REIT Corp.	178,186	5,470,310
Apple Hospitality REIT, Inc.	206,986	3,175,165
AvalonBay Communities, Inc. REIT	92,971	15,966,840
Boston Properties, Inc. REIT	39,365	2,341,430
Broadstone Net Lease, Inc. REIT	294,924	4,217,413
Cousins Properties, Inc. REIT	180,556	3,677,926
CubeSmart REIT	57,535	2,193,810
DiamondRock Hospitality Co. REIT	257,659	2,069,002
Digital Realty Trust, Inc. REIT	113,977	13,793,497
Equinix, Inc. REIT	26,195	19,024,381
Equity LifeStyle Properties, Inc. REIT	82,464	5,253,781
Equity Residential REIT	47,882	2,811,152
Essex Property Trust, Inc. REIT	55,193	11,705,883
Extra Space Storage, Inc. REIT	119,952	14,583,764
First Industrial Realty Trust, Inc. REIT	126,198	6,005,763
Gaming & Leisure Properties, Inc. REIT	162,782	7,414,720
Healthcare Realty Trust, Inc. REIT	196,458	2,999,914
InvenTrust Properties Corp. REIT	74,860	1,782,417
Invitation Homes, Inc. REIT	385,806	12,226,192
Kilroy Realty Corp. REIT	113,041	3,573,226
National Health Investors, Inc. REIT	52,082	2,674,932
NETSTREIT Corp. REIT	119,771	1,866,032
Prologis, Inc. REIT	207,759	23,312,637
Public Storage REIT	25,499	6,719,496
Regency Centers Corp. REIT	178,222	10,593,516
Rexford Industrial Realty, Inc. REIT	216,539	10,686,200
Sabra Health Care REIT, Inc.	413,692	5,766,866
Simon Property Group, Inc. REIT	41,321	4,463,908
Sun Communities, Inc. REIT	95,377	11,286,914
Terreno Realty Corp. REIT	96,941	5,506,249
Ventas, Inc. REIT	403,178	16,985,889
VICI Properties, Inc. REIT	498,181	14,497,067
Welltower, Inc. REIT	251,530	20,605,338

		311,524,477

Total Common Stocks (Cost $348,007,297)		314,241,386

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $1,125,625; collateralized by U.S. Treasury Notes: 1.375% due 11/15/31 and value $1,147,674)	$1,125,160	$1,125,160

Total Short-Term Investments (Cost $1,125,160)		1,125,160

TOTAL INVESTMENTS - 99.6% (Cost $349,132,457)		315,366,546

OTHER ASSETS & LIABILITIES, NET - 0.4%		1,187,760

NET ASSETS - 100.0%		$316,554,306

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$314,241,386	$314,241,386	$-	$-
	Short-Term Investments	1,125,160	-	1,125,160	-

	Total	$315,366,546	$314,241,386	$1,125,160	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
WARRANTS - 0.0%
Technology - 0.0%
Constellation Software, Inc. Exercise @ $ 1.00 Exp 03/31/40*	1,808	$-

Total Warrants (Cost $0)		-

COMMON STOCKS - 98.9%
Communications - 26.0%
Alphabet, Inc. Class A *	204,477	26,757,860
Amazon.com, Inc. *	19,697	2,503,883
Arista Networks, Inc. *	12,314	2,264,914
Booking Holdings, Inc. *	1,751	5,399,996
FactSet Research Systems, Inc.	4,470	1,954,552
Meta Platforms, Inc. Class A *	53,089	15,937,849
Palo Alto Networks, Inc. *	23,565	5,524,579
Pinterest, Inc. Class A *	97,299	2,629,992
Shopify, Inc. Class A * (Canada)	80,594	4,398,014

		67,371,639

Consumer, Cyclical - 0.7%
Mobileye Global, Inc. Class A * (Israel)	43,099	1,790,764

Consumer, Non-Cyclical - 5.7%
Dun & Bradstreet Holdings, Inc.	106,501	1,063,945
Equifax, Inc.	5,897	1,080,213
FleetCor Technologies, Inc. *	5,545	1,415,860
Gartner, Inc. *	10,433	3,584,883
PayPal Holdings, Inc. *	15,114	883,564
S&P Global, Inc.	4,528	1,654,577
Verisk Analytics, Inc.	13,345	3,152,623
WEX, Inc. *	10,413	1,958,581

		14,794,246

Financial - 3.5%
Aon PLC Class A	9,037	2,929,976
Arthur J Gallagher & Co.	21,179	4,827,330
Mastercard, Inc. Class A	3,151	1,247,512

		9,004,818

Industrial - 3.2%
Amphenol Corp. Class A	42,108	3,536,651
Hitachi Ltd. (Japan)	77,400	4,797,061

		8,333,712

Technology - 59.8%
Accenture PLC Class A	25,482	7,825,777
Adobe, Inc. *	9,179	4,680,372
Advanced Micro Devices, Inc. *	47,049	4,837,578
Broadcom, Inc.	13,002	10,799,201
Cadence Design Systems, Inc. *	22,563	5,286,511
Constellation Software, Inc. (Canada)	1,827	3,771,792
Descartes Systems Group, Inc. * (Canada)	31,288	2,296,411
HubSpot, Inc. *	6,675	3,287,438
Intel Corp.	41,786	1,485,492
Intuit, Inc.	13,258	6,774,043
KLA Corp.	7,314	3,354,639
Lam Research Corp.	3,923	2,458,819
Marvell Technology, Inc.	75,995	4,113,609
Microsoft Corp.	103,003	32,523,197
MSCI, Inc.	3,383	1,735,750
NVIDIA Corp.	59,991	26,095,485
Oracle Corp.	53,770	5,695,318
Salesforce, Inc. *	36,850	7,472,443
ServiceNow, Inc. *	16,238	9,076,392
Synopsys, Inc. *	6,006	2,756,574
Take-Two Interactive Software, Inc. *	19,305	2,710,229
Topicus.com, Inc. * (Netherlands)	18,506	1,222,425
Tyler Technologies, Inc. *	5,427	2,095,582

	Shares	Value
VMware, Inc. Class A *	14,730	$2,452,250

		154,807,327

Total Common Stocks (Cost $207,273,503)		256,102,506

	Principal Amount
SHORT-TERM INVESTMENTS - 1.1%
U.S. Government Agency Issues - 1.1%
Federal Home Loan Bank 0.000% due 10/02/23	$2,874,000	2,874,000

Total Short-Term Investments (Cost $2,873,585)		2,874,000

TOTAL INVESTMENTS - 100.0% (Cost $210,147,088)		258,976,506

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(14,985)

NET ASSETS - 100.0%		$258,961,521

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Communications	$67,371,639	$67,371,639	$-	$-
	Consumer, Cyclical	1,790,764	1,790,764	-	-
	Consumer, Non-Cyclical	14,794,246	14,794,246	-	-
	Financial	9,004,818	9,004,818	-	-
	Industrial	8,333,712	3,536,651	4,797,061	-
	Technology	154,807,327	154,807,327	-	-

	Total Common Stocks	256,102,506	251,305,445	4,797,061	-

	Short-Term Investments	2,874,000	-	2,874,000	-

	Total	$258,976,506	$251,305,445	$7,671,061	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

ESG DIVERSIFIED PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.2%
Aristotle ESG Core Bond Fund Class I	500,939	$4,107,702
BlackRock Advantage ESG Emerging Markets Equity Fund Class K	71,093	559,502
Calvert Green Bond Fund Class R6	308,768	4,137,492
Calvert High Yield Bond Fund Class R6	43,751	1,008,462
Calvert Small Cap Fund Class R6	27,425	823,836
Calvert US Mid Cap Core Responsible Index Fund Class R6	50,238	1,682,957
Fidelity International Sustainability Index Fund Institutional	297,150	3,241,911
Fidelity US Sustainability Index Fund Institutional	566,398	10,852,187
PIMCO Low Duration ESG Fund Institutional	214,040	1,883,550

Total Mutual Funds (Cost $28,976,315)		28,297,599

TOTAL INVESTMENTS - 100.2% (Cost $28,976,315)		28,297,599

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(42,545)

NET ASSETS - 100.0%		$28,255,054

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$28,297,599	$28,297,599	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

ESG DIVERSIFIED GROWTH PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.2%
Aristotle ESG Core Bond Fund Class I	112,422	$921,859
BlackRock Advantage ESG Emerging Markets Equity Fund Class K	57,839	455,195
Calvert Green Bond Fund Class R6	69,316	928,832
Calvert High Yield Bond Fund Class R6	23,245	535,795
Calvert Small Cap Fund Class R6	21,243	638,154
Calvert US Mid Cap Core Responsible Index Fund Class R6	27,252	912,938
Fidelity International Sustainability Index Fund Institutional	198,253	2,162,938
Fidelity US Sustainability Index Fund Institutional	290,870	5,573,066
PIMCO Low Duration ESG Fund Institutional	114,807	1,010,302

Total Mutual Funds (Cost $13,335,291)		13,139,079

TOTAL INVESTMENTS - 100.2% (Cost $13,335,291)		13,139,079

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(26,418)

NET ASSETS - 100.0%		$13,112,661

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$13,139,079	$13,139,079	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PSF AVANTIS BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 78.6%
American Century Diversified Corporate Bond *	432,286	$19,233,182
Avantis Core Fixed Income *	1,243,393	49,275,664
Avantis Emerging Markets Equity *	150,416	7,940,461
Avantis International Equity *	657,592	36,594,995
Avantis Real Estate *	80,745	3,033,590
Avantis Short-Term Fixed Income *	391,148	17,808,851
Avantis US Equity *	1,464,515	107,290,369
Avantis US Small Cap Value *	81,361	6,342,090

		247,519,202

Total Exchange-Traded Funds (Cost $237,560,794)		247,519,202

MUTUAL FUNDS - 21.4%
American Century Diversified Bond Fund Class I *	3,674,963	32,413,177
American Century Short Duration Bond Fund Class I *	496,406	4,770,461
American Century Small Cap Growth Fund Class I *	337,735	5,967,785
American Century Ultra Fund Class I *	328,016	24,027,203

Total Mutual Funds (Cost $69,634,916)		67,178,626

TOTAL INVESTMENTS - 100.0% (Cost $307,195,710)		314,697,828

OTHER ASSETS & LIABILITIES, NET - 0.0%		51,758

NET ASSETS - 100.0%		$314,749,586

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$247,519,202	$247,519,202	$-	$-
	Mutual Funds	67,178,626	67,178,626	-	-

	Total	$314,697,828	$314,697,828	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	4,015,647	$45,010,865
PD Aggregate Bond Index Portfolio Class P *	18,573,739	222,057,720
PD High Yield Bond Market Portfolio Class P *	1,106,612	19,868,939
PD Large-Cap Growth Index Portfolio Class P *	820,449	59,569,364
PD Large-Cap Value Index Portfolio Class P *	1,534,334	62,429,233
PD Mid-Cap Index Portfolio Class P *	1,819,821	21,439,981
PD Small-Cap Growth Index Portfolio Class P *	64,366	2,347,225
PD Small-Cap Value Index Portfolio Class P *	154,056	4,741,333
PD Emerging Markets Index Portfolio Class P *	437,287	7,185,153
PD International Large-Cap Index Portfolio Class P *	1,770,221	40,817,243

Total Affiliated Mutual Funds (Cost $470,324,530)		485,467,056

TOTAL INVESTMENTS - 100.0% (Cost $470,324,530)		485,467,056

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(193,733)

NET ASSETS - 100.0%		$485,273,323

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$485,467,056	$485,467,056	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	14,194,208	$159,101,023
PD Aggregate Bond Index Portfolio Class P *	57,939,055	692,688,464
PD High Yield Bond Market Portfolio Class P *	4,738,986	85,087,307
PD Large-Cap Growth Index Portfolio Class P *	6,263,844	454,791,247
PD Large-Cap Value Index Portfolio Class P *	10,975,286	446,564,260
PD Mid-Cap Index Portfolio Class P *	12,864,882	151,565,927
PD Small-Cap Growth Index Portfolio Class P *	630,017	22,974,781
PD Small-Cap Value Index Portfolio Class P *	1,130,971	34,807,547
PD Emerging Markets Index Portfolio Class P *	2,853,620	46,888,429
PD International Large-Cap Index Portfolio Class P *	11,722,031	270,283,150

Total Affiliated Mutual Funds (Cost $2,118,803,779)		2,364,752,135

TOTAL INVESTMENTS - 100.0% (Cost $2,118,803,779)		2,364,752,135

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(888,719)

NET ASSETS - 100.0%		$2,363,863,416

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,364,752,135	$2,364,752,135	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	11,666,439	$130,767,584
PD Aggregate Bond Index Portfolio Class P *	21,349,034	255,237,669
PD High Yield Bond Market Portfolio Class P *	4,650,249	83,494,052
PD Large-Cap Growth Index Portfolio Class P *	5,149,055	373,851,119
PD Large-Cap Value Index Portfolio Class P *	9,699,928	394,672,292
PD Mid-Cap Index Portfolio Class P *	11,330,871	133,493,178
PD Small-Cap Growth Index Portfolio Class P *	961,889	35,077,135
PD Small-Cap Value Index Portfolio Class P *	1,151,098	35,427,004
PD Emerging Markets Index Portfolio Class P *	3,811,876	62,633,741
PD International Large-Cap Index Portfolio Class P *	12,837,346	295,999,749

Total Affiliated Mutual Funds (Cost $1,693,418,677)		1,800,653,523

TOTAL INVESTMENTS - 100.0% (Cost $1,693,418,677)		1,800,653,523

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(644,386)

NET ASSETS - 100.0%		$1,800,009,137

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,800,653,523	$1,800,653,523	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	7,998,849	$91,284,180
Diversified Bond Portfolio Class P *	11,698,725	150,797,560
Floating Rate Income Portfolio Class P *	718,820	10,995,102
High Yield Bond Portfolio Class P *	3,667,136	37,795,594
Inflation Managed Portfolio Class P *	2,430,490	32,136,327
Intermediate Bond Portfolio Class P *	15,658,925	135,522,738
Managed Bond Portfolio Class P *	12,001,076	168,789,571
Short Duration Bond Portfolio Class P *	12,969,300	141,831,913
Emerging Markets Debt Portfolio Class P *	2,711,033	31,850,562
Equity Index Portfolio Class P *	81,909	9,374,936
Focused Growth Portfolio Class P *	321,190	16,490,402
Growth Portfolio Class P *	283,966	16,605,581
Large-Cap Core Portfolio Class P *	419,513	29,116,732
Large-Cap Growth Portfolio Class P *	870,542	20,203,193
Large-Cap Value Portfolio Class P *	526,864	19,494,064
Mid-Cap Equity Portfolio Class P *	290,780	10,472,685
Mid-Cap Growth Portfolio Class P *	793,671	20,431,989
Mid-Cap Value Portfolio Class P *	398,141	15,752,726
Small-Cap Equity Portfolio Class P *	75,025	2,588,445
Small-Cap Value Portfolio Class P *	85,837	2,581,075
Value Portfolio Class P *	997,915	21,498,064
Value Advantage Portfolio Class P *	777,916	18,401,408
Emerging Markets Portfolio Class P *	584,195	10,309,425
International Growth Portfolio Class P *	2,742,131	21,977,525
International Large-Cap Portfolio Class P *	533,840	7,172,688
International Value Portfolio Class P *	993,857	17,616,747

Total Affiliated Mutual Funds (Cost $1,104,147,936)		1,061,091,232

TOTAL INVESTMENTS - 100.0% (Cost $1,104,147,936)		1,061,091,232

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(392,847)

NET ASSETS - 100.0%		$1,060,698,385

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,061,091,232	$1,061,091,232	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	9,627,986	$109,876,170
Diversified Bond Portfolio Class P *	14,148,883	182,380,310
Floating Rate Income Portfolio Class P *	517,329	7,913,087
High Yield Bond Portfolio Class P *	3,770,261	38,858,455
Inflation Managed Portfolio Class P *	1,749,172	23,127,829
Intermediate Bond Portfolio Class P *	18,900,555	163,577,956
Managed Bond Portfolio Class P *	14,276,718	200,795,409
Short Duration Bond Portfolio Class P *	14,359,692	157,037,202
Emerging Markets Debt Portfolio Class P *	1,951,057	22,921,982
Dividend Growth Portfolio Class P *	539,019	20,280,362
Equity Index Portfolio Class P *	255,443	29,236,909
Focused Growth Portfolio Class P *	635,677	32,636,660
Growth Portfolio Class P *	613,102	35,852,608
Large-Cap Core Portfolio Class P *	927,316	64,361,363
Large-Cap Growth Portfolio Class P *	2,634,581	61,142,340
Large-Cap Value Portfolio Class P *	1,352,736	50,051,468
Mid-Cap Equity Portfolio Class P *	418,537	15,073,978
Mid-Cap Growth Portfolio Class P *	856,778	22,056,598
Mid-Cap Value Portfolio Class P *	573,065	22,673,736
Small-Cap Equity Portfolio Class P *	172,775	5,960,944
Small-Cap Growth Portfolio Class P *	179,879	5,189,962
Small-Cap Index Portfolio Class P *	178,089	5,183,109
Small-Cap Value Portfolio Class P *	197,674	5,943,972
Value Portfolio Class P *	2,277,136	49,056,315
Value Advantage Portfolio Class P *	1,695,530	40,107,321
Emerging Markets Portfolio Class P *	1,261,222	22,257,081
International Growth Portfolio Class P *	6,975,690	55,908,487
International Large-Cap Portfolio Class P *	1,536,721	20,647,414
International Value Portfolio Class P *	2,427,499	43,028,984
Real Estate Portfolio Class P *	240,372	7,365,285

Total Affiliated Mutual Funds (Cost $1,500,127,009)		1,520,503,296

TOTAL INVESTMENTS - 100.0% (Cost $1,500,127,009)		1,520,503,296

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(563,689)

NET ASSETS - 100.0%		$1,519,939,607

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,520,503,296	$1,520,503,296	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	27,601,338	$314,991,022
Diversified Bond Portfolio Class P *	40,204,988	518,245,706
High Yield Bond Portfolio Class P *	13,295,558	137,031,590
Inflation Managed Portfolio Class P *	5,140,293	67,965,763
Intermediate Bond Portfolio Class P *	53,978,710	467,167,594
Managed Bond Portfolio Class P *	39,152,736	550,665,064
Short Duration Bond Portfolio Class P *	53,803,615	588,394,878
Emerging Markets Debt Portfolio Class P *	5,733,562	67,360,725
Dividend Growth Portfolio Class P *	6,072,025	228,457,457
Equity Index Portfolio Class P *	2,078,756	237,925,473
Focused Growth Portfolio Class P *	4,967,314	255,029,723
Growth Portfolio Class P *	4,166,445	243,642,761
Large-Cap Core Portfolio Class P *	6,131,415	425,557,226
Large-Cap Growth Portfolio Class P *	14,587,513	338,541,347
Large-Cap Value Portfolio Class P *	8,221,534	304,198,271
Mid-Cap Equity Portfolio Class P *	1,844,934	66,446,920
Mid-Cap Growth Portfolio Class P *	6,294,594	162,045,832
Mid-Cap Value Portfolio Class P *	3,368,112	133,261,706
Small-Cap Equity Portfolio Class P *	1,142,413	39,414,517
Small-Cap Growth Portfolio Class P *	1,699,130	49,024,177
Small-Cap Index Portfolio Class P *	1,121,477	32,639,507
Small-Cap Value Portfolio Class P *	1,415,975	42,577,735
Value Portfolio Class P *	13,435,010	289,430,224
Value Advantage Portfolio Class P *	10,858,343	256,851,245
Emerging Markets Portfolio Class P *	7,412,781	130,815,077
International Growth Portfolio Class P *	40,055,130	321,032,297
International Large-Cap Portfolio Class P *	10,160,923	136,522,392
International Small-Cap Portfolio Class P *	2,068,349	33,262,208
International Value Portfolio Class P *	11,273,543	199,830,778
Real Estate Portfolio Class P *	1,059,550	32,465,944

Total Affiliated Mutual Funds (Cost $6,234,601,973)		6,670,795,159

TOTAL INVESTMENTS - 100.0% (Cost $6,234,601,973)		6,670,795,159

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,384,919)

NET ASSETS - 100.0%		$6,668,410,240

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$6,670,795,159	$6,670,795,159	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	24,597,337	$280,708,864
Diversified Bond Portfolio Class P *	36,239,917	467,135,609
High Yield Bond Portfolio Class P *	9,285,728	95,703,992
Inflation Managed Portfolio Class P *	2,393,359	31,645,366
Intermediate Bond Portfolio Class P *	48,444,714	419,272,722
Managed Bond Portfolio Class P *	39,591,229	556,832,271
Short Duration Bond Portfolio Class P *	44,208,090	483,458,479
Emerging Markets Debt Portfolio Class P *	5,339,207	62,727,654
Dividend Growth Portfolio Class P *	5,900,240	221,994,120
Equity Index Portfolio Class P *	1,989,538	227,713,994
Focused Growth Portfolio Class P *	4,744,236	243,576,530
Growth Portfolio Class P *	3,984,697	233,014,599
Large-Cap Core Portfolio Class P *	5,886,695	408,572,173
Large-Cap Growth Portfolio Class P *	12,397,152	287,708,303
Large-Cap Value Portfolio Class P *	6,982,945	258,370,219
Mid-Cap Equity Portfolio Class P *	2,061,640	74,251,795
Mid-Cap Growth Portfolio Class P *	5,627,230	144,865,439
Mid-Cap Value Portfolio Class P *	2,979,625	117,890,965
Small-Cap Equity Portfolio Class P *	1,507,122	51,997,351
Small-Cap Growth Portfolio Class P *	1,371,306	39,565,614
Small-Cap Index Portfolio Class P *	1,462,090	42,552,715
Small-Cap Value Portfolio Class P *	608,587	18,299,958
Value Portfolio Class P *	12,798,561	275,719,210
Value Advantage Portfolio Class P *	10,374,132	245,397,353
Emerging Markets Portfolio Class P *	6,903,065	121,819,994
International Growth Portfolio Class P *	36,547,267	292,917,612
International Large-Cap Portfolio Class P *	10,363,389	139,242,727
International Small-Cap Portfolio Class P *	3,852,184	61,949,010
International Value Portfolio Class P *	13,700,917	242,857,543
Real Estate Portfolio Class P *	1,973,359	60,466,181

Total Affiliated Mutual Funds (Cost $5,624,288,506)		6,208,228,362

TOTAL INVESTMENTS - 100.0% (Cost $5,624,288,506)		6,208,228,362

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,191,753)

NET ASSETS - 100.0%		$6,206,036,609

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$6,208,228,362	$6,208,228,362	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 213

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	3,342,135	$38,140,990
Diversified Bond Portfolio Class P *	4,933,953	63,599,076
High Yield Bond Portfolio Class P *	2,245,772	23,146,204
Intermediate Bond Portfolio Class P *	6,607,123	57,182,433
Managed Bond Portfolio Class P *	3,245,889	45,651,926
Short Duration Bond Portfolio Class P *	12,830,032	140,308,884
Emerging Markets Debt Portfolio Class P *	1,291,317	15,171,037
Dividend Growth Portfolio Class P *	1,744,147	65,622,807
Equity Index Portfolio Class P *	559,224	64,006,401
Focused Growth Portfolio Class P *	1,147,469	58,912,860
Growth Portfolio Class P *	887,667	51,908,408
Large-Cap Core Portfolio Class P *	1,413,055	98,074,549
Large-Cap Growth Portfolio Class P *	3,732,101	86,613,167
Large-Cap Value Portfolio Class P *	1,831,302	67,758,520
Mid-Cap Equity Portfolio Class P *	706,391	25,441,282
Mid-Cap Growth Portfolio Class P *	1,502,833	38,688,417
Mid-Cap Value Portfolio Class P *	625,825	24,761,204
Small-Cap Equity Portfolio Class P *	450,289	15,535,481
Small-Cap Growth Portfolio Class P *	790,912	22,819,786
Small-Cap Index Portfolio Class P *	429,410	12,497,549
Small-Cap Value Portfolio Class P *	269,861	8,114,591
Value Portfolio Class P *	2,782,413	59,941,477
Value Advantage Portfolio Class P *	3,398,349	80,387,051
Emerging Markets Portfolio Class P *	2,921,783	51,561,391
International Growth Portfolio Class P *	12,484,646	100,061,454
International Large-Cap Portfolio Class P *	3,596,323	48,320,284
International Small-Cap Portfolio Class P *	1,397,527	22,474,366
International Value Portfolio Class P *	5,034,943	89,247,589
Real Estate Portfolio Class P *	715,926	21,936,869

Total Affiliated Mutual Funds (Cost $1,328,643,638)		1,497,886,053

TOTAL INVESTMENTS - 100.0% (Cost $1,328,643,638)		1,497,886,053

OTHER ASSETS & LIABILITIES, NET - 0.0%		(534,224)

NET ASSETS - 100.0%		$1,497,351,829

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,497,886,053	$1,497,886,053	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.3%
Basic Materials - 1.6%
Air Products & Chemicals, Inc. 1.500% due 10/15/25	$350,000	$323,849
BHP Billiton Finance USA Ltd. (Australia)
4.875% due 02/27/26	500,000	493,197
5.250% due 09/08/26	250,000	248,469
Celanese U.S. Holdings LLC 6.050% due 03/15/25	600,000	597,999
DuPont de Nemours, Inc. 4.493% due 11/15/25	750,000	732,411
Eastman Chemical Co. 3.800% due 03/15/25	250,000	242,506
EIDP, Inc.
1.700% due 07/15/25	250,000	232,967
4.500% due 05/15/26	180,000	175,395
Freeport-McMoRan, Inc. 4.550% due 11/14/24	350,000	343,980
Linde, Inc. 4.700% due 12/05/25	250,000	247,140
LYB International Finance III LLC 1.250% due 10/01/25	350,000	319,053
Nucor Corp. 2.000% due 06/01/25	250,000	234,859
Nutrien Ltd. (Canada) 5.950% due 11/07/25	570,000	570,813
PPG Industries, Inc. 1.200% due 03/15/26	250,000	224,499
Steel Dynamics, Inc. 2.800% due 12/15/24	150,000	144,448
Suzano International Finance BV (Brazil) 4.000% due 01/14/25	250,000	242,638

		5,374,223

Communications - 6.0%
Alibaba Group Holding Ltd. (China) 3.600% due 11/28/24	1,000,000	974,526
Alphabet, Inc. 1.998% due 08/15/26	1,000,000	920,443
Amazon.com, Inc.
0.800% due 06/03/25	350,000	324,565
1.000% due 05/12/26	500,000	449,708
3.000% due 04/13/25	250,000	241,623
4.600% due 12/01/25	250,000	246,869
4.700% due 11/29/24	950,000	941,514
5.200% due 12/03/25	250,000	249,938
AT&T, Inc.
2.950% due 07/15/26	350,000	325,429
5.539% due 02/20/26	300,000	297,651
Baidu, Inc. (China) 4.125% due 06/30/25	750,000	726,911
Booking Holdings, Inc. 3.600% due 06/01/26	500,000	476,533
Charter Communications Operating LLC/ Charter Communications Operating Capital 4.908% due 07/23/25	1,250,000	1,221,849
Cisco Systems, Inc. 3.500% due 06/15/25	250,000	242,353
Comcast Corp.
3.150% due 03/01/26	500,000	474,937
3.375% due 08/15/25	500,000	481,009
5.250% due 11/07/25	355,000	353,464
Discovery Communications LLC
3.900% due 11/15/24	200,000	194,557
3.950% due 06/15/25	1,250,000	1,204,693

	Principal Amount	Value
eBay, Inc.
1.400% due 05/10/26	$350,000	$313,592
1.900% due 03/11/25	250,000	236,540
5.900% due 11/22/25	175,000	175,380
Expedia Group, Inc. 5.000% due 02/15/26	250,000	244,931
Fox Corp. 3.050% due 04/07/25	500,000	479,950
Omnicom Group, Inc./Omnicom Capital, Inc. 3.600% due 04/15/26	250,000	237,548
Paramount Global 4.000% due 01/15/26	750,000	710,355
Rogers Communications, Inc. (Canada)
2.950% due 03/15/25	610,000	581,982
3.625% due 12/15/25	250,000	236,764
Sprint LLC 7.625% due 03/01/26	1,250,000	1,285,616
T-Mobile USA, Inc.
2.250% due 02/15/26	1,000,000	921,455
3.500% due 04/15/25	250,000	241,289
TCI Communications, Inc. 7.875% due 02/15/26	250,000	262,028
Thomson Reuters Corp. (Canada) 3.350% due 05/15/26	250,000	236,243
TWDC Enterprises 18 Corp.
1.850% due 07/30/26	500,000	454,026
3.000% due 02/13/26	250,000	236,495
3.150% due 09/17/25	500,000	478,695
Verizon Communications, Inc.
1.450% due 03/20/26	1,000,000	903,187
2.625% due 08/15/26	750,000	693,048
3.376% due 02/15/25	500,000	483,984
Walt Disney Co. 3.350% due 03/24/25	250,000	242,023

		20,003,703

Consumer, Cyclical - 7.5%
American Honda Finance Corp.
1.000% due 09/10/25	350,000	320,809
1.200% due 07/08/25	750,000	695,141
4.600% due 04/17/25	500,000	492,187
5.250% due 07/07/26	210,000	208,767
AutoNation, Inc. 3.500% due 11/15/24	250,000	241,569
AutoZone, Inc. 5.050% due 07/15/26	185,000	182,368
Dollar Tree, Inc. 4.000% due 05/15/25	500,000	484,142
DR Horton, Inc.
2.500% due 10/15/24	250,000	241,321
2.600% due 10/15/25	250,000	234,040
General Motors Co. 6.125% due 10/01/25	350,000	349,771
General Motors Financial Co., Inc.
1.200% due 10/15/24	1,115,000	1,060,172
1.500% due 06/10/26	500,000	442,026
2.750% due 06/20/25	1,650,000	1,554,048
2.900% due 02/26/25	350,000	334,064
5.400% due 04/06/26	280,000	274,279
6.050% due 10/10/25	300,000	298,739
Genuine Parts Co. 1.750% due 02/01/25	250,000	235,661
Harley-Davidson, Inc. 3.500% due 07/28/25	250,000	238,767
Hasbro, Inc. 3.000% due 11/19/24	250,000	241,341
Home Depot, Inc.
3.350% due 09/15/25	1,000,000	962,556
4.000% due 09/15/25	80,000	78,116

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Honda Motor Co. Ltd. (Japan) 2.271% due 03/10/25	$165,000	$157,300
Hyatt Hotels Corp. 1.800% due 10/01/24	590,000	566,234
Lennar Corp. 5.250% due 06/01/26	250,000	246,391
Lowe’s Cos., Inc.
4.400% due 09/08/25	1,055,000	1,031,704
4.800% due 04/01/26	140,000	137,414
Magna International, Inc. (Canada) 5.980% due 03/21/26	250,000	250,223
Marriott International, Inc.
3.750% due 10/01/25	250,000	240,426
5.450% due 09/15/26	85,000	84,252
5.750% due 05/01/25	500,000	499,197
McDonald’s Corp. 3.700% due 01/30/26	1,250,000	1,202,628
PACCAR Financial Corp.
2.850% due 04/07/25	100,000	96,078
3.550% due 08/11/25	850,000	822,688
4.950% due 10/03/25	100,000	99,193
5.050% due 08/10/26	110,000	109,511
PVH Corp. 4.625% due 07/10/25	250,000	242,042
Ralph Lauren Corp. 3.750% due 09/15/25	250,000	241,584
Sands China Ltd. (Macau) 4.300% due 01/08/26	500,000	467,517
Southwest Airlines Co. 5.250% due 05/04/25	500,000	494,360
Starbucks Corp. 4.750% due 02/15/26	845,000	832,789
Tapestry, Inc. 4.250% due 04/01/25	200,000	194,548
TJX Cos., Inc. 2.250% due 09/15/26	250,000	229,769
Toyota Motor Corp. (Japan) 5.275% due 07/13/26	170,000	169,720
Toyota Motor Credit Corp.
1.125% due 06/18/26	500,000	446,718
1.450% due 01/13/25	650,000	617,457
3.000% due 04/01/25	350,000	337,388
3.650% due 08/18/25	620,000	600,025
3.950% due 06/30/25	175,000	170,380
4.450% due 05/18/26	500,000	489,055
5.000% due 08/14/26	750,000	742,860
5.400% due 11/10/25	100,000	99,984
5.600% due 09/11/25	250,000	250,471
United Airlines Pass-Through Trust 4.300% due 02/15/27	553,252	529,840
VF Corp. 2.400% due 04/23/25	250,000	235,710
Walgreens Boots Alliance, Inc.
3.450% due 06/01/26	500,000	463,417
3.800% due 11/18/24	500,000	486,909
Walmart, Inc.
3.050% due 07/08/26	350,000	332,236
3.900% due 09/09/25	870,000	848,411
4.000% due 04/15/26	135,000	131,501
Warnermedia Holdings, Inc. 3.638% due 03/15/25	250,000	241,196
Whirlpool Corp. 3.700% due 05/01/25	350,000	338,914
WW Grainger, Inc. 1.850% due 02/15/25	150,000	142,571

		25,090,495

Consumer, Non-Cyclical - 13.8%
Abbott Laboratories 3.875% due 09/15/25	350,000	340,762

	Principal Amount	Value
AbbVie, Inc.
2.600% due 11/21/24	$1,350,000	$1,301,951
3.200% due 05/14/26	500,000	472,501
3.600% due 05/14/25	250,000	241,731
3.800% due 03/15/25	350,000	340,319
Altria Group, Inc.
2.350% due 05/06/25	250,000	236,574
4.400% due 02/14/26	500,000	485,564
Amgen, Inc.
2.600% due 08/19/26	750,000	692,514
3.125% due 05/01/25	750,000	720,874
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.650% due 02/01/26	1,100,000	1,056,766
Astrazeneca Finance LLC (United Kingdom) 1.200% due 05/28/26	500,000	449,404
AstraZeneca PLC (United Kingdom) 3.375% due 11/16/25	1,000,000	959,799
Automatic Data Processing, Inc. 3.375% due 09/15/25	250,000	241,164
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	750,000	675,985
Baxalta, Inc. 4.000% due 06/23/25	250,000	242,593
Baxter International, Inc. 2.600% due 08/15/26	500,000	458,459
Biogen, Inc. 4.050% due 09/15/25	850,000	821,369
Boston Scientific Corp. 1.900% due 06/01/25	500,000	470,049
Bristol-Myers Squibb Co. 3.200% due 06/15/26	500,000	474,482
Brown-Forman Corp. 3.500% due 04/15/25	200,000	193,768
Bunge Ltd. Finance Corp.
1.630% due 08/17/25	250,000	231,231
3.250% due 08/15/26	250,000	233,823
Campbell Soup Co. 3.950% due 03/15/25	250,000	242,962
Cencora, Inc. 3.250% due 03/01/25	150,000	144,921
Cigna Group
1.250% due 03/15/26	250,000	225,110
3.250% due 04/15/25	750,000	721,818
4.125% due 11/15/25	250,000	242,129
4.500% due 02/25/26	250,000	243,136
Cintas Corp. No. 2 3.450% due 05/01/25	250,000	241,605
Colgate-Palmolive Co.
3.100% due 08/15/25	50,000	48,139
4.800% due 03/02/26	145,000	144,372
CommonSpirit Health 1.547% due 10/01/25	500,000	458,785
Conagra Brands, Inc. 4.600% due 11/01/25	300,000	292,037
Constellation Brands, Inc.
4.400% due 11/15/25	500,000	486,531
4.750% due 11/15/24	150,000	148,152
5.000% due 02/02/26	85,000	83,499
CVS Health Corp.
2.875% due 06/01/26	500,000	465,909
3.875% due 07/20/25	250,000	241,649
4.100% due 03/25/25	250,000	244,295
5.000% due 02/20/26	705,000	694,189
DH Europe Finance II SARL 2.200% due 11/15/24	600,000	577,145
Diageo Capital PLC (United Kingdom) 1.375% due 09/29/25	750,000	693,482
Elevance Health, Inc. 2.375% due 01/15/25	250,000	238,867

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
4.900% due 02/08/26	$1,070,000	$1,049,893
Equifax, Inc.
2.600% due 12/01/24	250,000	240,284
2.600% due 12/15/25	250,000	232,786
GE HealthCare Technologies, Inc. 5.600% due 11/15/25	1,000,000	994,423
General Mills, Inc. 4.000% due 04/17/25	500,000	486,459
Gilead Sciences, Inc. 3.650% due 03/01/26	500,000	478,831
Global Payments, Inc.
1.200% due 03/01/26	350,000	312,319
1.500% due 11/15/24	460,000	437,118
GXO Logistics, Inc. 1.650% due 07/15/26	250,000	219,825
Haleon UK Capital PLC 3.125% due 03/24/25	350,000	336,271
HCA, Inc.
5.250% due 04/15/25	350,000	345,794
5.375% due 09/01/26	500,000	490,877
5.875% due 02/15/26	1,000,000	994,702
Hershey Co. 3.200% due 08/21/25	500,000	481,308
Illumina, Inc. 5.800% due 12/12/25	350,000	347,850
J M Smucker Co. 3.500% due 03/15/25	250,000	242,054
Johnson & Johnson
0.550% due 09/01/25	750,000	686,408
2.450% due 03/01/26	250,000	234,905
Kenvue, Inc. 5.350% due 03/22/26 ~	500,000	499,006
Keurig Dr Pepper, Inc. 3.400% due 11/15/25	250,000	238,623
Kraft Heinz Foods Co. 3.000% due 06/01/26	500,000	468,910
Kroger Co. 3.500% due 02/01/26	350,000	333,322
Laboratory Corp. of America Holdings 1.550% due 06/01/26	250,000	224,042
McCormick & Co., Inc. 0.900% due 02/15/26	600,000	537,996
McKesson Corp. 0.900% due 12/03/25	250,000	225,939
Mead Johnson Nutrition Co. (United Kingdom) 4.125% due 11/15/25	250,000	242,287
Merck & Co., Inc.
0.750% due 02/24/26	250,000	225,288
2.750% due 02/10/25	750,000	724,730
Molson Coors Beverage Co. 3.000% due 07/15/26	750,000	697,348
Mondelez International, Inc. 1.500% due 05/04/25	500,000	467,985
Novartis Capital Corp. (Switzerland) 3.000% due 11/20/25	750,000	715,032
PayPal Holdings, Inc. 1.650% due 06/01/25	750,000	702,118
PeaceHealth Obligated Group 1.375% due 11/15/25	250,000	227,035
PepsiCo, Inc.
2.750% due 04/30/25	250,000	239,980
2.850% due 02/24/26	500,000	473,522
3.500% due 07/17/25	250,000	242,330
4.550% due 02/13/26	195,000	192,983
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/26	780,000	762,142
4.650% due 05/19/25	450,000	443,946
Pfizer, Inc.
0.800% due 05/28/25	650,000	602,516
2.750% due 06/03/26	350,000	328,471

	Principal Amount	Value
Philip Morris International, Inc.
0.875% due 05/01/26	$250,000	$222,965
1.500% due 05/01/25	750,000	702,194
3.375% due 08/11/25	250,000	240,134
4.875% due 02/13/26	985,000	969,072
5.000% due 11/17/25	240,000	237,227
Procter & Gamble Co.
0.550% due 10/29/25	250,000	227,426
2.700% due 02/02/26	500,000	473,684
4.100% due 01/26/26	50,000	48,920
Quanta Services, Inc. 0.950% due 10/01/24	250,000	236,570
Quest Diagnostics, Inc. 3.500% due 03/30/25	250,000	241,224
Reynolds American, Inc. (United Kingdom) 4.450% due 06/12/25	350,000	340,284
Shire Acquisitions Investments Ireland DAC 3.200% due 09/23/26	750,000	700,651
Stryker Corp.
3.375% due 11/01/25	250,000	239,348
3.500% due 03/15/26	250,000	238,369
Sysco Corp. 3.750% due 10/01/25	250,000	240,332
Thermo Fisher Scientific, Inc.
1.215% due 10/18/24	1,000,000	953,657
4.953% due 08/10/26	250,000	247,518
Unilever Capital Corp. (United Kingdom) 2.000% due 07/28/26	250,000	229,266
UnitedHealth Group, Inc.
1.150% due 05/15/26	500,000	449,960
3.100% due 03/15/26	350,000	332,343
5.000% due 10/15/24	125,000	124,490
5.150% due 10/15/25	405,000	403,902
Utah Acquisition Sub, Inc. 3.950% due 06/15/26	750,000	702,835
Verisk Analytics, Inc. 4.000% due 06/15/25	250,000	242,618
Zoetis, Inc. 5.400% due 11/14/25	595,000	592,608

		46,285,669

Energy - 5.5%
Boardwalk Pipelines LP 4.950% due 12/15/24	500,000	492,899
BP Capital Markets America, Inc.
3.119% due 05/04/26	750,000	709,103
3.410% due 02/11/26	250,000	239,047
Canadian Natural Resources Ltd. (Canada) 3.900% due 02/01/25	500,000	485,638
Cheniere Corpus Christi Holdings LLC 5.875% due 03/31/25	500,000	496,433
Chevron Corp.
1.554% due 05/11/25	250,000	235,283
2.954% due 05/16/26	750,000	709,554
Chevron USA, Inc. 0.687% due 08/12/25	250,000	229,691
Columbia Pipeline Group, Inc. 4.500% due 06/01/25	250,000	243,290
ConocoPhillips Co. 2.400% due 03/07/25	22,000	21,044
Devon Energy Corp. 5.850% due 12/15/25	500,000	497,629
Enbridge, Inc. (Canada)
2.500% due 01/15/25	250,000	239,026
2.500% due 02/14/25	540,000	514,722
Energy Transfer LP
3.900% due 07/15/26	250,000	236,738
4.050% due 03/15/25	500,000	486,381
4.750% due 01/15/26	250,000	243,341
5.950% due 12/01/25	250,000	249,376

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Enterprise Products Operating LLC 5.050% due 01/10/26	$555,000	$549,146
EQT Corp. 6.125% due 02/01/25	500,000	498,755
Exxon Mobil Corp.
2.275% due 08/16/26	250,000	231,301
2.709% due 03/06/25	500,000	481,762
2.992% due 03/19/25	1,000,000	965,910
3.043% due 03/01/26	850,000	806,387
Halliburton Co. 3.800% due 11/15/25	250,000	241,825
HF Sinclair Corp. 5.875% due 04/01/26	239,000	238,357
Kinder Morgan, Inc. 4.300% due 06/01/25	250,000	243,666
Marathon Petroleum Corp. 4.700% due 05/01/25	750,000	734,725
MPLX LP
1.750% due 03/01/26	250,000	226,765
4.875% due 06/01/25	500,000	490,571
Occidental Petroleum Corp. 5.875% due 09/01/25	500,000	497,955
ONEOK, Inc. 2.200% due 09/15/25	700,000	651,750
Ovintiv, Inc.
5.375% due 01/01/26	250,000	246,586
5.650% due 05/15/25	85,000	84,545
Phillips 66 1.300% due 02/15/26	500,000	452,276
Pioneer Natural Resources Co. 5.100% due 03/29/26	240,000	236,997
Plains All American Pipeline LP/PAA Finance Corp. 3.600% due 11/01/24	850,000	827,268
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	250,000	248,490
Shell International Finance BV (Netherlands)
2.500% due 09/12/26	500,000	463,441
2.875% due 05/10/26	1,000,000	943,756
TotalEnergies Capital International SA (France) 2.434% due 01/10/25	350,000	336,558
TransCanada PipeLines Ltd. (Canada) 1.000% due 10/12/24	400,000	380,121
Transcontinental Gas Pipe Line Co. LLC 7.850% due 02/01/26	250,000	260,009
Western Midstream Operating LP 4.650% due 07/01/26	500,000	480,766
Williams Cos., Inc. 5.400% due 03/02/26	280,000	277,918

		18,426,801

Financial - 46.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650% due 10/29/24	1,435,000	1,365,548
1.750% due 10/29/24	250,000	238,420
6.500% due 07/15/25	250,000	250,372
Air Lease Corp.
2.300% due 02/01/25	650,000	616,045
2.875% due 01/15/26	750,000	698,651
3.375% due 07/01/25	250,000	237,623
Aircastle Ltd. 4.250% due 06/15/26	250,000	236,648
Alexandria Real Estate Equities, Inc. REIT 3.450% due 04/30/25	250,000	240,992
Allied World Assurance Co. Holdings Ltd. 4.350% due 10/29/25	250,000	239,170

	Principal Amount	Value
Allstate Corp. 0.750% due 12/15/25	$250,000	$224,995
Ally Financial, Inc. 5.800% due 05/01/25	250,000	245,674
American Express Co.
3.000% due 10/30/24	250,000	242,455
3.950% due 08/01/25	450,000	435,451
4.200% due 11/06/25	1,000,000	969,968
4.900% due 02/13/26	45,000	44,162
4.990% due 05/01/26	500,000	491,392
5.389% due 07/28/27	500,000	493,136
American International Group, Inc. 2.500% due 06/30/25	583,000	550,249
American Tower Corp. REIT
1.300% due 09/15/25	250,000	228,916
1.600% due 04/15/26	500,000	449,259
4.400% due 02/15/26	500,000	484,468
Ameriprise Financial, Inc. 2.875% due 09/15/26	250,000	233,100
Aon Global Ltd. 3.875% due 12/15/25	750,000	721,853
Ares Capital Corp.
2.150% due 07/15/26	250,000	219,477
3.250% due 07/15/25	250,000	234,286
4.250% due 03/01/25	500,000	480,983
Australia & New Zealand Banking Group Ltd. (Australia)
due 10/03/25 #	400,000	400,334
3.700% due 11/16/25	250,000	240,594
5.088% due 12/08/25	250,000	247,640
AvalonBay Communities, Inc. REIT
2.950% due 05/11/26	250,000	234,412
3.500% due 11/15/24	250,000	243,503
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.125% due 09/18/25	250,000	227,696
5.862% due 09/14/26	200,000	197,950
Banco Santander SA (Spain)
1.722% due 09/14/27	200,000	174,976
1.849% due 03/25/26	200,000	179,949
3.496% due 03/24/25	400,000	384,596
5.147% due 08/18/25	1,310,000	1,282,893
Bank of America Corp.
1.319% due 06/19/26	2,700,000	2,476,921
1.530% due 12/06/25	350,000	330,593
1.734% due 07/22/27	1,000,000	886,428
3.366% due 01/23/26	2,750,000	2,644,738
3.559% due 04/23/27	1,000,000	938,476
4.000% due 01/22/25	1,000,000	973,570
4.450% due 03/03/26	700,000	674,393
4.827% due 07/22/26	1,150,000	1,121,520
5.080% due 01/20/27	950,000	928,794
5.933% due 09/15/27	750,000	744,666
Bank of America NA
5.526% due 08/18/26	500,000	497,749
5.650% due 08/18/25	500,000	498,865
Bank of Montreal (Canada)
1.850% due 05/01/25	250,000	234,689
3.700% due 06/07/25	1,610,000	1,552,348
5.300% due 06/05/26	350,000	345,382
5.920% due 09/25/25	250,000	249,535
Bank of New York Mellon 5.148% due 05/22/26	250,000	247,751
Bank of New York Mellon Corp.
2.800% due 05/04/26	250,000	233,691
4.414% due 07/24/26	1,490,000	1,448,281
4.947% due 04/26/27	730,000	712,712
Bank of Nova Scotia (Canada)
1.350% due 06/24/26	350,000	311,101
2.700% due 08/03/26	1,000,000	921,534
3.450% due 04/11/25	1,120,000	1,078,614

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
4.500% due 12/16/25	$250,000	$241,671
4.750% due 02/02/26	580,000	566,352
5.450% due 06/12/25	125,000	123,829
Barclays PLC (United Kingdom)
2.852% due 05/07/26	1,500,000	1,415,527
4.375% due 01/12/26	250,000	239,658
5.200% due 05/12/26	250,000	240,938
5.829% due 05/09/27	1,065,000	1,046,300
6.496% due 09/13/27	250,000	249,437
7.325% due 11/02/26	250,000	253,862
Berkshire Hathaway, Inc. 3.125% due 03/15/26	750,000	715,915
Blackstone Private Credit Fund
2.350% due 11/22/24	200,000	189,852
2.700% due 01/15/25	115,000	108,976
7.050% due 09/29/25	600,000	601,110
Blackstone Secured Lending Fund 2.750% due 09/16/26	350,000	307,891
Blue Owl Capital Corp.
3.400% due 07/15/26	350,000	313,989
4.000% due 03/30/25	350,000	332,963
BNP Paribas SA (France) 4.250% due 10/15/24	250,000	244,915
Boston Properties LP REIT
3.200% due 01/15/25	350,000	335,567
3.650% due 02/01/26	500,000	469,380
Brixmor Operating Partnership LP REIT 3.850% due 02/01/25	150,000	144,592
Brookfield Corp. (Canada) 4.000% due 01/15/25	350,000	340,496
Brookfield Finance, Inc. (Canada) 4.250% due 06/02/26	250,000	239,932
Canadian Imperial Bank of Commerce (Canada)
due 10/02/26 #	350,000	350,060
0.950% due 10/23/25	250,000	226,780
1.250% due 06/22/26	250,000	221,649
3.300% due 04/07/25	35,000	33,651
3.945% due 08/04/25	700,000	676,108
5.144% due 04/28/25	250,000	246,801
5.615% due 07/17/26	200,000	199,136
Capital One Financial Corp.
2.636% due 03/03/26	435,000	410,696
3.200% due 02/05/25	250,000	239,623
4.200% due 10/29/25	1,000,000	953,757
4.985% due 07/24/26	150,000	145,600
Capital One NA 2.280% due 01/28/26	750,000	708,692
Charles Schwab Corp.
0.900% due 03/11/26	1,000,000	886,916
1.150% due 05/13/26	350,000	310,188
5.875% due 08/24/26	165,000	164,521
Citibank NA 5.864% due 09/29/25	565,000	565,654
Citigroup, Inc.
1.122% due 01/28/27	1,300,000	1,158,749
1.281% due 11/03/25	650,000	614,131
3.106% due 04/08/26	500,000	477,280
3.290% due 03/17/26	2,250,000	2,153,839
3.400% due 05/01/26	500,000	469,843
4.400% due 06/10/25	1,000,000	970,572
5.610% due 09/29/26	750,000	742,532
Citizens Bank NA 6.064% due 10/24/25	250,000	241,314
CME Group, Inc. 3.000% due 03/15/25	150,000	144,583
CNA Financial Corp. 4.500% due 03/01/26	350,000	338,926
CNO Financial Group, Inc. 5.250% due 05/30/25	250,000	245,106

	Principal Amount	Value
Commonwealth Bank of Australia (Australia)
5.316% due 03/13/26	$500,000	$498,234
5.499% due 09/12/25	300,000	299,573
Cooperatieve Rabobank UA (Netherlands) due 10/05/26 #	750,000	748,071
1.375% due 01/10/25	100,000	94,640
3.750% due 07/21/26	250,000	232,932
4.375% due 08/04/25	550,000	530,915
5.500% due 07/18/25	440,000	438,135
Corebridge Financial, Inc. 3.500% due 04/04/25	500,000	479,886
Credit Suisse AG (Switzerland)
1.250% due 08/07/26	500,000	437,161
3.700% due 02/21/25	1,875,000	1,807,927
Crown Castle, Inc.
1.050% due 07/15/26	250,000	219,527
4.450% due 02/15/26	500,000	484,394
Crown Castle, Inc. REIT 3.700% due 06/15/26	500,000	473,193
Deutsche Bank AG (Germany)
3.961% due 11/26/25	500,000	483,103
4.100% due 01/13/26	350,000	332,051
4.162% due 05/13/25	600,000	581,979
6.119% due 07/14/26	165,000	163,286
7.146% due 07/13/27	985,000	992,040
Discover Bank 3.450% due 07/27/26	250,000	227,467
Discover Financial Services
3.950% due 11/06/24	600,000	583,734
4.500% due 01/30/26	250,000	239,182
EPR Properties REIT 4.500% due 04/01/25	200,000	192,822
Equinix, Inc. REIT
1.000% due 09/15/25	350,000	318,177
1.450% due 05/15/26	350,000	312,717
2.625% due 11/18/24	250,000	240,629
Fifth Third Bancorp 2.375% due 01/28/25	250,000	237,482
Fifth Third Bank NA
3.950% due 07/28/25	500,000	481,116
5.852% due 10/27/25	320,000	314,922
FS KKR Capital Corp.
1.650% due 10/12/24	200,000	190,099
4.125% due 02/01/25	500,000	480,616
GLP Capital LP/GLP Financing II, Inc. REIT 5.250% due 06/01/25	350,000	343,117
Goldman Sachs Group, Inc.
0.855% due 02/12/26	2,000,000	1,854,218
1.542% due 09/10/27	1,000,000	875,919
3.500% due 04/01/25	350,000	337,099
3.750% due 05/22/25	500,000	482,092
3.750% due 02/25/26	250,000	237,749
4.250% due 10/21/25	250,000	240,978
5.700% due 11/01/24	885,000	881,926
5.798% due 08/10/26	355,000	352,394
Golub Capital BDC, Inc. 2.500% due 08/24/26	250,000	219,258
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	250,000	240,919
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26	1,850,000	1,720,050
2.099% due 06/04/26	250,000	233,090
2.633% due 11/07/25	350,000	335,492
2.999% due 03/10/26	200,000	190,651
3.900% due 05/25/26	750,000	709,939
4.180% due 12/09/25	900,000	876,049
4.292% due 09/12/26	500,000	480,557
5.887% due 08/14/27	1,000,000	988,193
7.336% due 11/03/26	200,000	204,211
ING Groep NV (Netherlands)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
3.869% due 03/28/26	$750,000	$724,057
6.083% due 09/11/27	200,000	199,214
JPMorgan Chase & Co.
1.045% due 11/19/26	2,250,000	2,022,651
1.561% due 12/10/25	250,000	236,343
2.083% due 04/22/26	2,300,000	2,159,424
2.301% due 10/15/25	250,000	239,858
3.200% due 06/15/26	1,000,000	940,653
3.960% due 01/29/27	500,000	478,095
5.546% due 12/15/25	3,500,000	3,477,050
7.750% due 07/15/25	250,000	258,197
KeyBank NA
4.150% due 08/08/25	250,000	235,531
4.700% due 01/26/26	1,000,000	948,575
Kilroy Realty LP REIT 3.450% due 12/15/24	750,000	720,890
Kimco Realty OP LLC REIT 3.300% due 02/01/25	150,000	144,384
Lazard Group LLC 3.750% due 02/13/25	250,000	241,598
Lloyds Banking Group PLC (United Kingdom)
1.627% due 05/11/27	500,000	443,727
3.511% due 03/18/26	200,000	191,878
4.450% due 05/08/25	250,000	243,113
4.500% due 11/04/24	250,000	244,450
4.650% due 03/24/26	350,000	335,265
4.716% due 08/11/26	200,000	194,556
5.985% due 08/07/27	775,000	768,267
Main Street Capital Corp. 3.000% due 07/14/26	250,000	221,039
Manufacturers & Traders Trust Co.
4.650% due 01/27/26	250,000	238,353
5.400% due 11/21/25	250,000	242,519
Manulife Financial Corp. (Canada) 4.150% due 03/04/26	250,000	241,613
Marsh & McLennan Cos., Inc.
3.500% due 03/10/25	250,000	242,385
3.750% due 03/14/26	500,000	479,564
Mastercard, Inc. 2.000% due 03/03/25	250,000	238,373
Mid-America Apartments LP REIT 1.100% due 09/15/26	250,000	220,435
Mitsubishi UFJ Financial Group, Inc. (Japan)
0.962% due 10/11/25	350,000	331,070
1.412% due 07/17/25	2,250,000	2,076,555
5.541% due 04/17/26	200,000	198,323
5.719% due 02/20/26	700,000	696,172
Mizuho Financial Group, Inc. (Japan)
2.651% due 05/22/26	350,000	330,119
2.839% due 09/13/26	500,000	458,709
Morgan Stanley
0.864% due 10/21/25	1,500,000	1,413,792
1.164% due 10/21/25	1,555,000	1,468,328
2.188% due 04/28/26	1,000,000	939,772
3.125% due 07/27/26	1,000,000	929,252
3.875% due 01/27/26	500,000	478,202
4.000% due 07/23/25	1,900,000	1,837,658
4.679% due 07/17/26	345,000	336,166
5.050% due 01/28/27	300,000	294,152
6.138% due 10/16/26	750,000	750,917
Morgan Stanley Bank NA
4.754% due 04/21/26	360,000	351,984
5.479% due 07/16/25	690,000	687,704
Nasdaq, Inc. 5.650% due 06/28/25	45,000	44,878
National Australia Bank Ltd. (Australia)
2.500% due 07/12/26	250,000	231,078
3.375% due 01/14/26	1,000,000	955,229
4.966% due 01/12/26	250,000	247,113

	Principal Amount	Value
5.200% due 05/13/25	$335,000	$333,045
National Bank of Canada (Canada) 5.250% due 01/17/25	400,000	397,040
Natwest Group PLC (United Kingdom)
4.800% due 04/05/26	250,000	241,587
5.847% due 03/02/27	500,000	493,686
7.472% due 11/10/26	750,000	765,287
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26	350,000	309,440
1.851% due 07/16/25	250,000	231,394
2.648% due 01/16/25	450,000	429,472
5.709% due 01/09/26	500,000	494,871
Northern Trust Corp. 3.950% due 10/30/25	250,000	241,126
Oaktree Specialty Lending Corp. 3.500% due 02/25/25	150,000	142,991
Old Republic International Corp. 4.875% due 10/01/24	150,000	147,732
PNC Bank NA 3.875% due 04/10/25	250,000	241,232
PNC Financial Services Group, Inc.
1.150% due 08/13/26	750,000	661,590
2.600% due 07/23/26	250,000	230,874
4.758% due 01/26/27	90,000	87,512
5.671% due 10/28/25	200,000	198,523
5.812% due 06/12/26	290,000	287,767
Prudential Financial, Inc. 1.500% due 03/10/26	500,000	453,813
Radian Group, Inc. 6.625% due 03/15/25	250,000	248,752
Royal Bank of Canada (Canada)
0.750% due 10/07/24	500,000	474,503
1.150% due 06/10/25	250,000	231,270
1.600% due 01/21/25	250,000	236,773
3.375% due 04/14/25	250,000	241,265
4.650% due 01/27/26	1,500,000	1,460,071
4.875% due 01/12/26	200,000	196,351
4.950% due 04/25/25	715,000	704,800
5.200% due 07/20/26	500,000	494,726
Santander Holdings USA, Inc.
4.500% due 07/17/25	250,000	242,484
5.807% due 09/09/26	60,000	59,041
Santander UK Group Holdings PLC (United Kingdom)
1.532% due 08/21/26	750,000	680,177
6.833% due 11/21/26	300,000	301,800
Simon Property Group LP REIT
3.375% due 10/01/24	350,000	341,108
3.500% due 09/01/25	750,000	720,122
SITE Centers Corp. REIT 3.625% due 02/01/25	250,000	238,125
Sixth Street Specialty Lending, Inc. 2.500% due 08/01/26	250,000	220,740
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.402% due 09/17/26	500,000	439,929
2.632% due 07/14/26	250,000	229,597
3.784% due 03/09/26	250,000	238,136
5.464% due 01/13/26	1,785,000	1,767,672
5.880% due 07/13/26	520,000	519,592
Synchrony Bank 5.400% due 08/22/25	250,000	241,051
Synchrony Financial
3.700% due 08/04/26	250,000	225,833
4.875% due 06/13/25	130,000	124,687
Toronto-Dominion Bank (Canada)
0.750% due 09/11/25	250,000	227,640
0.750% due 01/06/26	500,000	446,351
1.150% due 06/12/25	250,000	231,556
1.250% due 09/10/26	1,000,000	881,237
5.103% due 01/09/26	200,000	197,411

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
5.532% due 07/17/26	$500,000	$496,511
Truist Bank
2.150% due 12/06/24	400,000	381,731
2.636% due 09/17/29	1,050,000	975,171
3.300% due 05/15/26	250,000	230,746
3.625% due 09/16/25	250,000	236,291
Truist Financial Corp.
1.200% due 08/05/25	250,000	229,424
3.700% due 06/05/25	350,000	336,143
4.260% due 07/28/26	1,200,000	1,155,620
6.047% due 06/08/27	115,000	113,789
UBS AG (Switzerland) 5.800% due 09/11/25	500,000	498,232
UBS Group AG (Switzerland)
3.750% due 03/26/25	750,000	721,665
4.550% due 04/17/26	500,000	480,328
U.S. Bancorp
3.100% due 04/27/26	500,000	464,851
5.727% due 10/21/26	95,000	94,233
U.S. Bank NA
2.050% due 01/21/25	500,000	475,130
2.800% due 01/27/25	350,000	335,635
Ventas Realty LP REIT
2.650% due 01/15/25	350,000	333,807
4.125% due 01/15/26	250,000	239,412
Visa, Inc. 3.150% due 12/14/25	1,150,000	1,098,026
Vornado Realty LP REIT 3.500% due 01/15/25	250,000	237,419
Wachovia Corp. 7.574% due 08/01/26	500,000	519,418
Wells Fargo & Co.
2.164% due 02/11/26	2,000,000	1,888,671
2.188% due 04/30/26	250,000	234,797
2.406% due 10/30/25	500,000	479,322
3.000% due 04/22/26	1,500,000	1,397,792
3.196% due 06/17/27	750,000	696,736
3.908% due 04/25/26	295,000	284,330
4.540% due 08/15/26	1,650,000	1,602,968
Wells Fargo Bank NA
5.450% due 08/07/26	315,000	312,995
5.550% due 08/01/25	315,000	314,064
Welltower OP LLC REIT 4.000% due 06/01/25	500,000	483,330
Western Union Co. 2.850% due 01/10/25	250,000	239,203
Westpac Banking Corp. (Australia)
2.700% due 08/19/26	500,000	463,824
2.850% due 05/13/26	350,000	328,484
2.894% due 02/04/30	1,500,000	1,414,643
3.735% due 08/26/25	250,000	242,000
WP Carey, Inc. REIT 4.000% due 02/01/25	250,000	243,236

		154,440,946

Industrial - 6.7%
3M Co.
2.000% due 02/14/25	250,000	237,114
3.000% due 08/07/25	500,000	476,523
Amcor Flexibles North America, Inc. 4.000% due 05/17/25	350,000	338,644
Amphenol Corp. 4.750% due 03/30/26	255,000	250,541
Berry Global, Inc. 1.570% due 01/15/26	250,000	226,069
Boeing Co.
2.196% due 02/04/26	2,500,000	2,296,030
2.250% due 06/15/26	250,000	227,602
2.850% due 10/30/24	150,000	144,965

	Principal Amount	Value
Burlington Northern Santa Fe LLC
3.000% due 04/01/25	$350,000	$338,442
7.000% due 12/15/25	250,000	258,360
Canadian Pacific Railway Co. (Canada)
1.350% due 12/02/24	725,000	687,523
2.900% due 02/01/25	150,000	144,473
Carlisle Cos., Inc. 3.500% due 12/01/24	150,000	145,655
Carrier Global Corp. 2.242% due 02/15/25	350,000	332,726
Caterpillar Financial Services Corp.
0.800% due 11/13/25	250,000	227,091
2.400% due 08/09/26	250,000	231,618
3.400% due 05/13/25	650,000	628,730
3.650% due 08/12/25	200,000	193,824
4.350% due 05/15/26	250,000	244,467
4.800% due 01/06/26	625,000	618,267
4.900% due 01/17/25	200,000	198,677
5.150% due 08/11/25	500,000	497,507
CNH Industrial Capital LLC
1.450% due 07/15/26	350,000	312,030
1.875% due 01/15/26	250,000	229,299
3.950% due 05/23/25	95,000	92,093
5.450% due 10/14/25	65,000	64,518
Flex Ltd. 3.750% due 02/01/26	600,000	570,562
Fortive Corp. 3.150% due 06/15/26	250,000	233,855
General Dynamics Corp.
2.125% due 08/15/26	500,000	459,831
3.250% due 04/01/25	250,000	241,860
Hexcel Corp. 4.950% due 08/15/25	250,000	243,791
Honeywell International, Inc. 4.850% due 11/01/24	100,000	99,360
John Deere Capital Corp.
1.050% due 06/17/26	500,000	447,692
2.650% due 06/10/26	500,000	466,899
3.400% due 06/06/25	555,000	536,940
3.450% due 03/13/25	150,000	146,019
4.550% due 10/11/24	110,000	108,917
4.750% due 06/08/26	215,000	212,176
4.800% due 01/09/26	165,000	163,128
4.950% due 06/06/25	85,000	84,475
5.050% due 03/03/26	600,000	596,617
5.150% due 09/08/26	100,000	99,720
5.300% due 09/08/25	100,000	99,799
Keysight Technologies, Inc. 4.550% due 10/30/24	250,000	245,761
Legrand France SA (France) 8.500% due 02/15/25	100,000	103,836
Lennox International, Inc. 1.350% due 08/01/25	250,000	230,385
Lockheed Martin Corp. 3.550% due 01/15/26	500,000	481,417
Norfolk Southern Corp. 2.900% due 06/15/26	250,000	234,369
Owens Corning 4.200% due 12/01/24	150,000	146,841
Regal Rexnord Corp. 6.050% due 02/15/26 ~	500,000	494,650
Republic Services, Inc. 0.875% due 11/15/25	500,000	452,612
RTX Corp. 5.000% due 02/27/26	805,000	795,512
Ryder System, Inc. 4.625% due 06/01/25	500,000	488,554
Stanley Black & Decker, Inc.
3.400% due 03/01/26	250,000	236,539
6.272% due 03/06/26	750,000	754,988
TD SYNNEX Corp. 1.750% due 08/09/26	250,000	219,845

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Trane Technologies Financing Ltd. 3.500% due 03/21/26	$250,000	$237,415
Tyco Electronics Group SA 4.500% due 02/13/26	620,000	606,447
Union Pacific Corp.
2.750% due 03/01/26	750,000	705,178
4.750% due 02/21/26	65,000	64,212
United Parcel Service, Inc. 3.900% due 04/01/25	400,000	390,371
Waste Management, Inc. 0.750% due 11/15/25	500,000	453,616
WRKCo, Inc.
3.750% due 03/15/25	250,000	242,808
4.650% due 03/15/26	250,000	242,341

		22,282,126

Technology - 7.2%
Analog Devices, Inc. 2.950% due 04/01/25	200,000	192,598
Apple, Inc.
0.550% due 08/20/25	350,000	321,186
1.125% due 05/11/25	1,500,000	1,403,403
2.050% due 09/11/26	500,000	459,676
2.450% due 08/04/26	1,000,000	929,327
2.500% due 02/09/25	600,000	577,560
3.200% due 05/13/25	350,000	338,594
3.250% due 02/23/26	500,000	477,930
Applied Materials, Inc. 3.900% due 10/01/25	250,000	242,977
Broadcom, Inc.
3.150% due 11/15/25	500,000	472,772
3.459% due 09/15/26	250,000	234,837
Broadridge Financial Solutions, Inc. 3.400% due 06/27/26	250,000	235,047
CDW LLC/CDW Finance Corp. 4.125% due 05/01/25	250,000	241,828
Dell International LLC/EMC Corp. 6.020% due 06/15/26	1,500,000	1,506,104
Fidelity National Information Services, Inc.
1.150% due 03/01/26	500,000	448,203
4.500% due 07/15/25	110,000	107,346
Fiserv, Inc. 3.850% due 06/01/25	750,000	725,266
Genpact Luxembourg SARL 3.375% due 12/01/24	250,000	240,857
Hewlett Packard Enterprise Co. 4.900% due 10/15/25	1,100,000	1,080,122
HP, Inc. 2.200% due 06/17/25	500,000	470,288
Intel Corp.
2.600% due 05/19/26	250,000	233,997
4.875% due 02/10/26	920,000	909,166
International Business Machines Corp.
3.300% due 05/15/26	750,000	711,855
4.000% due 07/27/25	900,000	876,693
4.500% due 02/06/26	250,000	244,601
Intuit, Inc.
0.950% due 07/15/25	250,000	230,481
5.250% due 09/15/26	250,000	249,461
Lam Research Corp.
3.750% due 03/15/26	250,000	240,651
3.800% due 03/15/25	250,000	243,623
Microchip Technology, Inc. 4.250% due 09/01/25	350,000	338,723
Micron Technology, Inc. 4.975% due 02/06/26	350,000	342,590
Microsoft Corp.
2.400% due 08/08/26	1,000,000	929,335
2.700% due 02/12/25	250,000	241,462
3.125% due 11/03/25	1,200,000	1,150,034

	Principal Amount	Value
NetApp, Inc. 1.875% due 06/22/25	$600,000	$561,366
NVIDIA Corp. 3.200% due 09/16/26	500,000	473,750
NXP BV/NXP Funding LLC (China) 5.350% due 03/01/26	750,000	739,260
Oracle Corp.
1.650% due 03/25/26	500,000	453,025
2.500% due 04/01/25	350,000	333,312
2.650% due 07/15/26	350,000	322,825
2.950% due 11/15/24	1,950,000	1,890,133
QUALCOMM, Inc. 3.450% due 05/20/25	250,000	242,067
Roper Technologies, Inc. 1.000% due 09/15/25	250,000	228,629
Skyworks Solutions, Inc. 1.800% due 06/01/26	250,000	222,650
Take-Two Interactive Software, Inc. 5.000% due 03/28/26	500,000	490,766
Texas Instruments, Inc.
1.375% due 03/12/25	150,000	141,684
4.700% due 11/18/24	50,000	49,491
Western Digital Corp. 4.750% due 02/15/26	500,000	476,892

		24,274,443

Utilities - 4.9%
American Electric Power Co., Inc. 5.699% due 08/15/25	340,000	338,404
Appalachian Power Co. 3.400% due 06/01/25	500,000	479,680
Avangrid, Inc.
3.150% due 12/01/24	250,000	241,131
3.200% due 04/15/25	350,000	334,746
Baltimore Gas & Electric Co. 2.400% due 08/15/26	250,000	230,238
CenterPoint Energy, Inc.
1.450% due 06/01/26	250,000	224,102
5.250% due 08/10/26	250,000	246,903
Cleco Corporate Holdings LLC 3.743% due 05/01/26	350,000	326,646
CMS Energy Corp. 3.000% due 05/15/26	250,000	233,675
Commonwealth Edison Co. 2.550% due 06/15/26	250,000	232,683
DTE Energy Co. 4.220% due 11/01/24	150,000	147,258
Duke Energy Corp.
0.900% due 09/15/25	750,000	682,593
5.000% due 12/08/25	90,000	88,770
Eastern Energy Gas Holdings LLC 2.500% due 11/15/24	400,000	384,872
Edison International 4.700% due 08/15/25	100,000	97,375
Emera U.S. Finance LP (Canada) 3.550% due 06/15/26	500,000	469,961
Entergy Louisiana LLC
0.950% due 10/01/24	145,000	138,294
5.400% due 11/01/24	750,000	746,862
Evergy Kansas Central, Inc. 2.550% due 07/01/26	250,000	231,737
Eversource Energy
0.800% due 08/15/25	250,000	227,999
2.900% due 10/01/24	500,000	484,677
Exelon Corp. 3.950% due 06/15/25	250,000	242,076
Florida Power & Light Co. 2.850% due 04/01/25	350,000	336,298
Georgia Power Co. 3.250% due 04/01/26	250,000	235,896

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
National Fuel Gas Co. 5.200% due 07/15/25	$250,000	$245,180
National Rural Utilities Cooperative Finance Corp.
1.000% due 10/18/24	315,000	299,688
1.000% due 06/15/26	500,000	444,697
1.875% due 02/07/25	200,000	190,066
4.450% due 03/13/26	565,000	552,099
NextEra Energy Capital Holdings, Inc. 4.450% due 06/20/25	1,370,000	1,336,803
Oncor Electric Delivery Co. LLC 2.950% due 04/01/25	250,000	240,216
Pacific Gas & Electric Co.
2.950% due 03/01/26	750,000	691,392
3.150% due 01/01/26	250,000	232,621
4.950% due 06/08/25	50,000	48,845
Pinnacle West Capital Corp. 1.300% due 06/15/25	250,000	231,187
PPL Capital Funding, Inc. 3.100% due 05/15/26	250,000	234,712
Puget Energy, Inc. 3.650% due 05/15/25	250,000	239,761
Sempra 5.400% due 08/01/26	500,000	494,955
Southern California Edison Co.
1.200% due 02/01/26	750,000	677,281
4.200% due 06/01/25	65,000	63,311
Southern California Gas Co.
2.600% due 06/15/26	250,000	231,921
3.200% due 06/15/25	250,000	240,205
Southern Co. Gas Capital Corp. 3.250% due 06/15/26	250,000	235,196
Southern Power Co. 0.900% due 01/15/26	1,000,000	896,791
Virginia Electric & Power Co. 3.150% due 01/15/26	500,000	473,992
WEC Energy Group, Inc.
4.750% due 01/09/26	385,000	377,265
5.600% due 09/12/26	190,000	190,038

		16,271,098

Total Corporate Bonds & Notes (Cost $338,178,449)		332,449,504

	Shares

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
BlackRock Liquidity Funds: T-Fund Institutional Shares 5.234%	7,864,051	7,864,051

Total Short-Term Investments (Cost $7,864,051)		7,864,051

TOTAL INVESTMENTS - 101.6% (Cost $346,042,500)		340,313,555

OTHER ASSETS & LIABILITIES, NET - (1.6%)		(5,433,564)

NET ASSETS - 100.0%		$334,879,991

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$332,449,504	$-	$332,449,504	$-
	Short-Term Investments	7,864,051	7,864,051	-	-

	Total	$340,313,555	$7,864,051	$332,449,504	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.5%
Basic Materials - 0.6%
Air Products & Chemicals, Inc. 4.800% due 03/03/33	$100,000	$96,046
Albemarle Corp.
5.050% due 06/01/32	100,000	90,806
5.450% due 12/01/44	50,000	43,134
ArcelorMittal SA (Luxembourg) 6.550% due 11/29/27	200,000	202,995
BHP Billiton Finance USA Ltd. (Australia)
5.000% due 09/30/43	500,000	451,813
5.100% due 09/08/28	250,000	245,485
Celanese U.S. Holdings LLC
1.400% due 08/05/26	25,000	21,783
6.165% due 07/15/27	250,000	246,645
6.350% due 11/15/28	180,000	177,830
Dow Chemical Co.
2.100% due 11/15/30	250,000	198,654
3.600% due 11/15/50	250,000	168,081
4.250% due 10/01/34	141,000	122,711
4.800% due 05/15/49	65,000	52,383
DuPont de Nemours, Inc.
4.493% due 11/15/25	350,000	341,792
4.725% due 11/15/28	150,000	145,088
5.319% due 11/15/38	65,000	60,917
5.419% due 11/15/48	75,000	68,858
Eastman Chemical Co.
3.800% due 03/15/25	100,000	97,002
4.650% due 10/15/44	50,000	38,513
4.800% due 09/01/42	100,000	80,772
Ecolab, Inc.
1.650% due 02/01/27	100,000	88,781
2.125% due 02/01/32	100,000	78,505
2.700% due 12/15/51	100,000	58,620
EIDP, Inc. 4.800% due 05/15/33	200,000	186,645
Freeport-McMoRan, Inc.
4.125% due 03/01/28	150,000	137,605
4.625% due 08/01/30	100,000	90,226
5.450% due 03/15/43	100,000	85,390
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	118,413
Huntsman International LLC 4.500% due 05/01/29	45,000	40,727
International Paper Co.
4.350% due 08/15/48	54,000	41,924
6.000% due 11/15/41	200,000	192,533
Kinross Gold Corp. (Canada) 6.250% due 07/15/33 ~	100,000	96,203
Linde, Inc.
1.100% due 08/10/30	50,000	38,450
2.000% due 08/10/50	30,000	15,301
4.700% due 12/05/25	100,000	98,856
LYB International Finance III LLC
1.250% due 10/01/25	20,000	18,232
2.250% due 10/01/30	25,000	19,898
3.375% due 10/01/40	30,000	20,443
3.625% due 04/01/51	40,000	25,524
3.800% due 10/01/60	30,000	18,447
4.200% due 05/01/50	300,000	211,655
LyondellBasell Industries NV 4.625% due 02/26/55	75,000	55,680
Mosaic Co. 5.450% due 11/15/33	163,000	153,381
NewMarket Corp. 2.700% due 03/18/31	100,000	78,565

	Principal Amount	Value
Newmont Corp.
2.250% due 10/01/30	$65,000	$51,806
2.600% due 07/15/32	100,000	78,417
5.875% due 04/01/35	100,000	98,805
Nucor Corp.
2.000% due 06/01/25	250,000	234,859
2.979% due 12/15/55	25,000	14,287
Nutrien Ltd. (Canada)
2.950% due 05/13/30	50,000	41,781
4.200% due 04/01/29	55,000	50,977
5.250% due 01/15/45	139,000	118,287
5.950% due 11/07/25	35,000	35,050
PPG Industries, Inc.
1.200% due 03/15/26	70,000	62,860
2.800% due 08/15/29	50,000	43,278
Reliance Steel & Aluminum Co. 1.300% due 08/15/25	40,000	36,690
Rio Tinto Finance USA Ltd. (Australia)
2.750% due 11/02/51	50,000	29,946
7.125% due 07/15/28	50,000	53,695
Rio Tinto Finance USA PLC (Australia) 4.750% due 03/22/42	200,000	176,935
RPM International, Inc. 5.250% due 06/01/45	50,000	41,555
Sherwin-Williams Co.
3.450% due 06/01/27	60,000	55,899
3.950% due 01/15/26	150,000	144,577
4.000% due 12/15/42	50,000	37,470
4.500% due 06/01/47	29,000	23,234
Southern Copper Corp. (Mexico)
5.250% due 11/08/42	150,000	129,813
7.500% due 07/27/35	50,000	55,045
Steel Dynamics, Inc.
1.650% due 10/15/27	10,000	8,499
2.400% due 06/15/25	15,000	14,100
3.250% due 01/15/31	40,000	33,895
3.250% due 10/15/50	20,000	12,181
Suzano Austria GmbH (Brazil)
2.500% due 09/15/28	40,000	33,271
3.125% due 01/15/32	40,000	30,758
3.750% due 01/15/31	125,000	102,854
Suzano International Finance BV (Brazil) 5.500% due 01/17/27	50,000	49,028
Vale Overseas Ltd. (Brazil)
6.125% due 06/12/33	250,000	241,757
6.875% due 11/21/36	150,000	151,059
Westlake Corp. 4.375% due 11/15/47	100,000	73,425

		7,287,405

Communications - 2.4%
Alibaba Group Holding Ltd. (China)
2.700% due 02/09/41	350,000	210,057
3.600% due 11/28/24	200,000	194,905
Alphabet, Inc.
0.800% due 08/15/27	150,000	128,751
1.900% due 08/15/40	150,000	93,903
1.998% due 08/15/26	200,000	184,089
2.250% due 08/15/60	150,000	80,230
Amazon.com, Inc.
0.800% due 06/03/25	565,000	523,941
1.000% due 05/12/26	100,000	89,942
1.500% due 06/03/30	85,000	67,335
1.650% due 05/12/28	100,000	86,123
2.100% due 05/12/31	100,000	80,245
2.500% due 06/03/50	40,000	23,459
2.700% due 06/03/60	300,000	169,982
2.875% due 05/12/41	100,000	70,719
3.000% due 04/13/25	400,000	386,596
3.100% due 05/12/51	100,000	66,062

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
3.250% due 05/12/61	$100,000	$64,166
3.300% due 04/13/27	150,000	141,202
3.600% due 04/13/32	200,000	177,413
3.875% due 08/22/37	195,000	166,563
3.950% due 04/13/52	150,000	116,046
4.050% due 08/22/47	70,000	56,315
4.100% due 04/13/62	100,000	76,207
4.250% due 08/22/57	100,000	80,144
4.550% due 12/01/27	100,000	97,981
4.600% due 12/01/25	100,000	98,748
4.700% due 12/01/32	100,000	95,545
5.200% due 12/03/25	50,000	49,988
America Movil SAB de CV (Mexico)
2.875% due 05/07/30	200,000	167,631
6.375% due 03/01/35	125,000	129,754
AT&T, Inc.
1.650% due 02/01/28	300,000	253,343
2.250% due 02/01/32	165,000	124,234
2.550% due 12/01/33	250,000	183,702
2.750% due 06/01/31	100,000	80,049
3.500% due 06/01/41	200,000	139,048
3.500% due 09/15/53	597,000	369,183
3.550% due 09/15/55	433,000	265,337
3.650% due 06/01/51	350,000	225,842
3.650% due 09/15/59	121,000	73,699
3.800% due 12/01/57	200,000	126,826
3.850% due 06/01/60	45,000	28,719
4.250% due 03/01/27	100,000	95,352
4.300% due 12/15/42	393,000	303,375
4.350% due 03/01/29	150,000	139,632
4.350% due 06/15/45	177,000	132,605
4.500% due 05/15/35	90,000	76,821
4.550% due 03/09/49	100,000	76,188
4.850% due 03/01/39	70,000	59,292
5.350% due 09/01/40	161,000	143,598
5.400% due 02/15/34	150,000	140,449
5.539% due 02/20/26	300,000	297,650
Baidu, Inc. (China)
1.625% due 02/23/27	200,000	175,573
2.375% due 08/23/31	200,000	154,603
Bell Telephone Co. of Canada or Bell Canada (Canada)
2.150% due 02/15/32	40,000	30,496
3.200% due 02/15/52	20,000	12,322
3.650% due 08/15/52	70,000	47,021
4.464% due 04/01/48	65,000	50,522
Booking Holdings, Inc.
3.600% due 06/01/26	50,000	47,653
4.625% due 04/13/30	200,000	189,940
British Telecommunications PLC (United Kingdom)
5.125% due 12/04/28	200,000	192,351
9.625% due 12/15/30	50,000	58,915
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/41	60,000	37,984
3.750% due 02/15/28	100,000	90,217
3.850% due 04/01/61	335,000	187,442
3.900% due 06/01/52	175,000	104,750
4.200% due 03/15/28	200,000	183,637
4.400% due 12/01/61	100,000	61,689
4.800% due 03/01/50	350,000	244,995
4.908% due 07/23/25	150,000	146,622
5.125% due 07/01/49	100,000	72,981
5.375% due 05/01/47	50,000	38,136
6.384% due 10/23/35	70,000	65,265
6.484% due 10/23/45	165,000	144,193
6.834% due 10/23/55	50,000	44,230
Cisco Systems, Inc.
2.950% due 02/28/26	50,000	47,510
5.900% due 02/15/39	300,000	309,647

	Principal Amount	Value
Comcast Corp.
1.500% due 02/15/31	$700,000	$529,141
1.950% due 01/15/31	140,000	109,514
2.350% due 01/15/27	40,000	36,249
2.450% due 08/15/52	100,000	54,312
2.800% due 01/15/51	55,000	32,232
2.987% due 11/01/63	101,000	55,911
3.300% due 02/01/27	100,000	93,419
3.400% due 07/15/46	55,000	37,522
3.750% due 04/01/40	155,000	120,161
3.950% due 10/15/25	350,000	339,670
3.999% due 11/01/49	211,000	156,781
4.000% due 08/15/47	100,000	74,795
4.049% due 11/01/52	97,000	72,045
4.150% due 10/15/28	95,000	90,026
4.250% due 10/15/30	420,000	387,037
4.400% due 08/15/35	77,000	68,093
4.600% due 10/15/38	85,000	74,556
4.700% due 10/15/48	325,000	275,217
4.750% due 03/01/44	300,000	252,588
4.800% due 05/15/33	200,000	187,710
4.950% due 10/15/58	80,000	68,926
5.350% due 11/15/27	65,000	64,996
5.500% due 05/15/64	200,000	182,187
Corning, Inc.
4.375% due 11/15/57	100,000	75,263
4.700% due 03/15/37	50,000	44,295
5.350% due 11/15/48	100,000	88,972
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	211,994
Discovery Communications LLC
3.450% due 03/15/25	100,000	96,164
3.625% due 05/15/30	250,000	211,718
3.950% due 03/20/28	60,000	54,691
4.000% due 09/15/55	118,000	70,887
5.200% due 09/20/47	30,000	22,770
eBay, Inc.
1.900% due 03/11/25	50,000	47,308
2.700% due 03/11/30	100,000	83,190
3.600% due 06/05/27	50,000	46,523
5.900% due 11/22/25	70,000	70,152
Expedia Group, Inc. 3.800% due 02/15/28	250,000	228,575
Fox Corp.
3.050% due 04/07/25	150,000	143,985
5.576% due 01/25/49	200,000	167,715
Interpublic Group of Cos., Inc.
2.400% due 03/01/31	100,000	78,621
3.375% due 03/01/41	70,000	46,536
JD.com, Inc. (China) 4.125% due 01/14/50	200,000	137,627
Juniper Networks, Inc. 3.750% due 08/15/29	100,000	89,233
Meta Platforms, Inc.
3.500% due 08/15/27	200,000	188,714
3.850% due 08/15/32	200,000	177,538
4.450% due 08/15/52	200,000	158,452
4.600% due 05/15/28	200,000	195,715
4.650% due 08/15/62	200,000	159,329
4.950% due 05/15/33	100,000	95,890
5.750% due 05/15/63	100,000	94,375
Motorola Solutions, Inc.
2.750% due 05/24/31	100,000	79,058
4.600% due 02/23/28	100,000	95,680
Omnicom Group, Inc. 2.600% due 08/01/31	100,000	79,299
Omnicom Group, Inc./Omnicom Capital, Inc. 3.600% due 04/15/26	50,000	47,510
Orange SA (France)
5.375% due 01/13/42	150,000	136,795

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
9.000% due 03/01/31	$50,000	$59,089
Paramount Global
2.900% due 01/15/27	50,000	44,344
3.375% due 02/15/28	55,000	47,723
4.200% due 05/19/32	300,000	238,629
4.375% due 03/15/43	70,000	45,320
5.900% due 10/15/40	50,000	38,986
6.875% due 04/30/36	100,000	90,995
7.875% due 07/30/30	100,000	101,094
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27	65,000	59,479
3.800% due 03/15/32	65,000	54,043
4.300% due 02/15/48	85,000	59,620
4.350% due 05/01/49	75,000	53,507
4.500% due 03/15/43	25,000	18,884
4.550% due 03/15/52	100,000	73,019
5.000% due 03/15/44	100,000	80,935
Sprint LLC 7.625% due 03/01/26	300,000	308,548
T-Mobile USA, Inc.
2.250% due 11/15/31	50,000	38,124
2.400% due 03/15/29	25,000	21,058
2.550% due 02/15/31	300,000	238,826
2.700% due 03/15/32	55,000	43,044
3.000% due 02/15/41	20,000	13,262
3.300% due 02/15/51	50,000	31,314
3.400% due 10/15/52	150,000	93,778
3.500% due 04/15/25	200,000	193,031
3.600% due 11/15/60	220,000	136,243
3.750% due 04/15/27	500,000	467,378
3.875% due 04/15/30	300,000	265,905
4.500% due 04/15/50	200,000	153,471
4.800% due 07/15/28	500,000	480,775
4.950% due 03/15/28	60,000	58,255
5.050% due 07/15/33	160,000	148,506
5.200% due 01/15/33	130,000	122,772
5.650% due 01/15/53	65,000	59,422
5.800% due 09/15/62	95,000	86,768
Telefonica Emisiones SA (Spain)
5.213% due 03/08/47	150,000	119,612
7.045% due 06/20/36	150,000	154,443
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	278,302
TELUS Corp. (Canada)
3.400% due 05/13/32	50,000	40,835
4.600% due 11/16/48	100,000	77,743
Thomson Reuters Corp. (Canada)
5.650% due 11/23/43	150,000	131,140
5.850% due 04/15/40	25,000	23,207
Time Warner Cable LLC
5.875% due 11/15/40	150,000	124,384
6.550% due 05/01/37	100,000	90,764
6.750% due 06/15/39	50,000	45,802
7.300% due 07/01/38	150,000	144,601
VeriSign, Inc. 2.700% due 06/15/31	80,000	63,780
Verizon Communications, Inc.
0.850% due 11/20/25	100,000	90,501
1.450% due 03/20/26	40,000	36,127
1.500% due 09/18/30	90,000	68,319
1.750% due 01/20/31	100,000	75,397
2.100% due 03/22/28	60,000	51,561
2.355% due 03/15/32	500,000	381,622
2.550% due 03/21/31	140,000	111,546
2.650% due 11/20/40	450,000	285,057
2.850% due 09/03/41	45,000	29,123
2.875% due 11/20/50	100,000	57,859
2.987% due 10/30/56	383,000	212,825
3.000% due 11/20/60	90,000	48,789
3.150% due 03/22/30	500,000	426,957
3.376% due 02/15/25	200,000	193,594

	Principal Amount	Value
3.400% due 03/22/41	$580,000	$411,467
3.550% due 03/22/51	55,000	36,222
3.700% due 03/22/61	45,000	28,661
4.000% due 03/22/50	250,000	179,318
4.125% due 03/16/27	300,000	285,461
4.272% due 01/15/36	57,000	48,609
4.329% due 09/21/28	250,000	235,012
Vodafone Group PLC (United Kingdom)
5.125% due 06/19/59	100,000	79,448
5.625% due 02/10/53	425,000	377,039
6.150% due 02/27/37	150,000	147,836
7.875% due 02/15/30	50,000	54,972
Walt Disney Co.
1.750% due 01/13/26	70,000	64,489
2.000% due 09/01/29	35,000	28,968
2.650% due 01/13/31	310,000	256,811
2.750% due 09/01/49	45,000	26,659
3.350% due 03/24/25	350,000	338,832
3.375% due 11/15/26	200,000	188,622
3.600% due 01/13/51	200,000	138,849
4.700% due 03/23/50	200,000	169,561
5.400% due 10/01/43	100,000	93,391
6.400% due 12/15/35	39,000	40,828
6.650% due 11/15/37	150,000	161,152
Weibo Corp. (China) 3.375% due 07/08/30	200,000	156,320

		27,873,906

Consumer, Cyclical - 1.5%
American Airlines Pass-Through Trust Class AA 3.200% due 12/15/29	104,550	94,231
American Honda Finance Corp.
1.200% due 07/08/25	50,000	46,343
1.500% due 01/13/25	150,000	142,360
2.000% due 03/24/28	45,000	38,971
2.250% due 01/12/29	150,000	128,394
5.000% due 05/23/25	300,000	296,867
Aptiv PLC
3.100% due 12/01/51	200,000	114,495
4.400% due 10/01/46	100,000	71,433
AutoNation, Inc. 4.500% due 10/01/25	100,000	96,589
AutoZone, Inc.
1.650% due 01/15/31	85,000	63,974
3.750% due 06/01/27	100,000	94,293
4.750% due 02/01/33	65,000	59,157
Best Buy Co., Inc. 4.450% due 10/01/28	50,000	47,530
BorgWarner, Inc. 2.650% due 07/01/27	25,000	22,336
Choice Hotels International, Inc. 3.700% due 12/01/29	25,000	21,606
Continental Airlines Pass-Through Trust Class A 4.000% due 04/29/26	15,813	15,443
Costco Wholesale Corp.
1.375% due 06/20/27	200,000	174,941
1.750% due 04/20/32	200,000	153,220
Cummins, Inc.
0.750% due 09/01/25	35,000	32,005
1.500% due 09/01/30	100,000	78,181
2.600% due 09/01/50	100,000	57,897
Darden Restaurants, Inc. 3.850% due 05/01/27	130,000	122,067
Delta Air Lines Pass- Through Trust Class AA 2.000% due 12/10/29	41,031	35,848
Dick’s Sporting Goods, Inc. 3.150% due 01/15/32	300,000	230,887

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Dollar General Corp.
3.875% due 04/15/27	$50,000	$46,877
4.150% due 11/01/25	25,000	24,095
5.200% due 07/05/28	140,000	135,901
Dollar Tree, Inc.
2.650% due 12/01/31	100,000	77,540
4.200% due 05/15/28	45,000	41,869
DR Horton, Inc. 1.300% due 10/15/26	85,000	74,594
General Motors Co.
4.200% due 10/01/27	50,000	46,636
5.400% due 10/15/29	250,000	238,440
5.400% due 04/01/48	50,000	39,541
6.125% due 10/01/25	250,000	249,836
6.250% due 10/02/43	100,000	89,690
6.750% due 04/01/46	25,000	23,390
General Motors Financial Co., Inc.
1.250% due 01/08/26	500,000	447,041
2.700% due 06/10/31	100,000	76,612
3.500% due 11/07/24	100,000	97,141
3.600% due 06/21/30	350,000	293,176
4.000% due 10/06/26	50,000	46,876
4.300% due 04/06/29	100,000	89,763
5.000% due 04/09/27	60,000	57,618
5.400% due 04/06/26	75,000	73,468
5.800% due 06/23/28	250,000	244,371
Hasbro, Inc.
3.500% due 09/15/27	30,000	27,678
3.900% due 11/19/29	100,000	88,527
Home Depot, Inc.
1.375% due 03/15/31	300,000	227,175
2.125% due 09/15/26	100,000	91,799
2.375% due 03/15/51	200,000	109,574
2.700% due 04/15/30	300,000	256,376
3.000% due 04/01/26	25,000	23,716
3.250% due 04/15/32	65,000	55,790
3.350% due 09/15/25	45,000	43,315
3.500% due 09/15/56	55,000	37,362
3.625% due 04/15/52	250,000	179,106
3.900% due 12/06/28	40,000	37,788
4.200% due 04/01/43	300,000	246,068
4.500% due 12/06/48	100,000	83,842
5.875% due 12/16/36	75,000	77,350
Honda Motor Co. Ltd. (Japan) 2.271% due 03/10/25	250,000	238,333
Hyatt Hotels Corp.
4.850% due 03/15/26	25,000	24,443
5.750% due 01/30/27	95,000	94,435
JetBlue Pass-Through Trust Class A 4.000% due 05/15/34	12,546	11,320
Lear Corp.
2.600% due 01/15/32	100,000	75,613
3.550% due 01/15/52	100,000	61,086
Leggett & Platt, Inc. 3.800% due 11/15/24	50,000	48,732
LKQ Corp. 5.750% due 06/15/28 ~	300,000	293,295
Lowe’s Cos., Inc.
1.300% due 04/15/28	20,000	16,681
1.700% due 09/15/28	25,000	20,888
1.700% due 10/15/30	20,000	15,350
2.625% due 04/01/31	100,000	80,966
2.800% due 09/15/41	50,000	32,333
3.000% due 10/15/50	15,000	8,868
3.500% due 04/01/51	50,000	32,398
3.650% due 04/05/29	35,000	31,782
3.700% due 04/15/46	250,000	173,534
3.750% due 04/01/32	200,000	173,261
4.250% due 04/01/52	50,000	36,922
4.450% due 04/01/62	250,000	182,739
4.500% due 04/15/30	250,000	233,374

	Principal Amount	Value
5.150% due 07/01/33	$300,000	$284,749
Magna International, Inc. (Canada)
4.150% due 10/01/25	25,000	24,243
5.980% due 03/21/26	200,000	200,178
Marriott International, Inc.
2.750% due 10/15/33	150,000	113,273
3.125% due 06/15/26	200,000	187,066
3.500% due 10/15/32	40,000	32,752
McDonald’s Corp.
3.375% due 05/26/25	100,000	96,604
3.500% due 03/01/27	50,000	47,091
3.500% due 07/01/27	300,000	281,134
3.600% due 07/01/30	100,000	89,338
3.700% due 02/15/42	200,000	150,471
3.800% due 04/01/28	25,000	23,525
4.200% due 04/01/50	150,000	116,595
4.450% due 09/01/48	10,000	8,203
4.875% due 07/15/40	10,000	8,791
4.950% due 08/14/33	250,000	238,577
Mercedes-Benz Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	59,258
NIKE, Inc.
2.850% due 03/27/30	350,000	303,398
3.375% due 11/01/46	200,000	143,849
3.625% due 05/01/43	25,000	19,599
O’Reilly Automotive, Inc.
4.350% due 06/01/28	100,000	95,564
4.700% due 06/15/32	50,000	45,855
PACCAR Financial Corp.
1.100% due 05/11/26	70,000	63,053
2.000% due 02/04/27	70,000	62,979
3.550% due 08/11/25	100,000	96,787
PulteGroup, Inc. 5.500% due 03/01/26	200,000	198,728
Ralph Lauren Corp. 3.750% due 09/15/25	50,000	48,317
Ross Stores, Inc.
0.875% due 04/15/26	100,000	88,830
1.875% due 04/15/31	100,000	76,383
Southwest Airlines Co. 5.250% due 05/04/25	180,000	177,970
Starbucks Corp.
2.450% due 06/15/26	50,000	46,323
3.500% due 03/01/28	100,000	92,615
3.500% due 11/15/50	200,000	135,255
3.550% due 08/15/29	100,000	90,531
3.750% due 12/01/47	35,000	24,821
4.300% due 06/15/45	35,000	27,416
4.450% due 08/15/49	100,000	79,383
4.800% due 02/15/33	70,000	65,928
Tapestry, Inc. 4.125% due 07/15/27	23,000	21,202
Target Corp.
1.950% due 01/15/27	250,000	225,916
2.250% due 04/15/25	150,000	142,989
2.950% due 01/15/52	200,000	122,210
3.375% due 04/15/29	100,000	91,808
4.800% due 01/15/53	35,000	29,970
Toyota Motor Corp. (Japan) 5.118% due 07/13/28	250,000	248,815
Toyota Motor Credit Corp.
0.800% due 10/16/25	50,000	45,517
1.125% due 06/18/26	200,000	178,687
1.150% due 08/13/27	120,000	102,899
1.800% due 02/13/25	50,000	47,538
1.900% due 04/06/28	100,000	86,824
2.150% due 02/13/30	100,000	82,551
3.050% due 03/22/27	200,000	185,537
3.200% due 01/11/27	100,000	93,571
3.950% due 06/30/25	175,000	170,380

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
4.700% due 01/12/33	$300,000	$283,734
United Airlines Pass-Through Trust Class A
4.000% due 10/11/27	60,114	57,177
5.875% due 04/15/29	61,455	61,003
United Airlines Pass-Through Trust Class AA
2.700% due 11/01/33	214,749	177,664
2.875% due 04/07/30	106,389	93,940
3.100% due 01/07/30	34,170	30,945
Walgreens Boots Alliance, Inc. 3.450% due 06/01/26	30,000	27,805
Walmart, Inc.
1.050% due 09/17/26	150,000	133,819
1.800% due 09/22/31	300,000	236,265
2.500% due 09/22/41	250,000	167,496
2.650% due 12/15/24	100,000	96,934
2.650% due 09/22/51	200,000	123,758
3.050% due 07/08/26	65,000	61,701
3.250% due 07/08/29	80,000	73,155
4.500% due 04/15/53	200,000	172,335
Warnermedia Holdings, Inc.
3.638% due 03/15/25	300,000	289,435
4.279% due 03/15/32	300,000	254,824
5.050% due 03/15/42	300,000	232,183
5.141% due 03/15/52	400,000	297,455
Whirlpool Corp.
2.400% due 05/15/31	5,000	3,956
4.600% due 05/15/50	50,000	39,051
4.700% due 05/14/32	30,000	27,481
4.750% due 02/26/29	60,000	57,290
WW Grainger, Inc.
1.850% due 02/15/25	25,000	23,762
3.750% due 05/15/46	50,000	37,229
4.600% due 06/15/45	20,000	17,133

		17,124,738

Consumer, Non-Cyclical - 4.4%
Abbott Laboratories
2.950% due 03/15/25	100,000	96,681
3.750% due 11/30/26	227,000	217,940
4.750% due 11/30/36	100,000	95,101
4.900% due 11/30/46	100,000	91,158
6.150% due 11/30/37	25,000	26,792
AbbVie, Inc.
2.600% due 11/21/24	80,000	77,153
2.950% due 11/21/26	455,000	422,427
3.200% due 05/14/26	100,000	94,500
3.200% due 11/21/29	175,000	154,519
3.600% due 05/14/25	175,000	169,211
3.800% due 03/15/25	70,000	68,064
4.050% due 11/21/39	70,000	57,303
4.250% due 11/21/49	300,000	237,724
4.300% due 05/14/36	50,000	43,902
4.400% due 11/06/42	125,000	104,008
4.500% due 05/14/35	160,000	144,661
4.625% due 10/01/42	100,000	84,313
4.700% due 05/14/45	50,000	42,646
4.750% due 03/15/45	330,000	283,584
Adventist Health System 3.630% due 03/01/49	15,000	9,798
Advocate Health & Hospitals Corp. 3.387% due 10/15/49	50,000	34,480
Aetna, Inc.
3.500% due 11/15/24	100,000	97,415
3.875% due 08/15/47	30,000	21,047
4.125% due 11/15/42	100,000	74,469
Altria Group, Inc.
2.350% due 05/06/25	75,000	70,972
3.400% due 05/06/30	50,000	42,779
3.400% due 02/04/41	250,000	162,599
4.400% due 02/14/26	13,000	12,625

	Principal Amount	Value
4.450% due 05/06/50	$75,000	$53,214
4.500% due 05/02/43	100,000	74,428
4.800% due 02/14/29	300,000	285,455
5.800% due 02/14/39	65,000	60,308
5.950% due 02/14/49	75,000	67,451
Amgen, Inc.
1.900% due 02/21/25	35,000	33,298
2.200% due 02/21/27	35,000	31,435
2.300% due 02/25/31	200,000	160,399
2.450% due 02/21/30	50,000	41,429
2.770% due 09/01/53	311,000	173,611
3.200% due 11/02/27	50,000	45,952
3.350% due 02/22/32	145,000	122,548
3.375% due 02/21/50	250,000	163,853
4.200% due 03/01/33	200,000	177,949
4.400% due 05/01/45	100,000	79,326
5.150% due 03/02/28	100,000	98,386
5.150% due 11/15/41	174,000	154,203
5.250% due 03/02/25	35,000	34,746
5.250% due 03/02/30	100,000	97,738
5.250% due 03/02/33	290,000	277,356
5.507% due 03/02/26	40,000	39,769
5.600% due 03/02/43	45,000	41,864
5.650% due 03/02/53	480,000	449,580
5.750% due 03/02/63	395,000	364,718
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.650% due 02/01/26	750,000	720,522
4.900% due 02/01/46	750,000	654,131
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.625% due 02/01/44	300,000	257,263
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.500% due 06/01/30	350,000	311,625
4.000% due 04/13/28	80,000	75,758
4.375% due 04/15/38	35,000	30,373
4.439% due 10/06/48	200,000	164,937
4.600% due 04/15/48	50,000	42,293
4.750% due 01/23/29	55,000	53,348
4.900% due 01/23/31	65,000	63,328
5.450% due 01/23/39	65,000	62,869
5.550% due 01/23/49	100,000	95,899
5.800% due 01/23/59	45,000	44,081
Archer-Daniels-Midland Co.
2.700% due 09/15/51	250,000	150,238
2.900% due 03/01/32	45,000	37,513
4.500% due 08/15/33	200,000	186,078
Ascension Health 3.945% due 11/15/46	70,000	54,263
Astrazeneca Finance LLC (United Kingdom)
1.200% due 05/28/26	35,000	31,458
2.250% due 05/28/31	20,000	16,126
4.875% due 03/03/28	150,000	147,435
AstraZeneca PLC (United Kingdom)
1.375% due 08/06/30	300,000	232,830
3.000% due 05/28/51	15,000	9,823
3.125% due 06/12/27	100,000	92,921
3.375% due 11/16/25	100,000	95,980
4.000% due 09/18/42	25,000	20,328
4.375% due 11/16/45	25,000	20,992
6.450% due 09/15/37	100,000	108,131
Automatic Data Processing, Inc.
1.250% due 09/01/30	40,000	30,905
1.700% due 05/15/28	40,000	34,591
3.375% due 09/15/25	25,000	24,116
Avery Dennison Corp.
2.650% due 04/30/30	30,000	24,493
5.750% due 03/15/33	100,000	98,149
Banner Health
1.897% due 01/01/31	40,000	31,217
2.913% due 01/01/51	50,000	30,239

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28	$325,000	$275,083
2.726% due 03/25/31	250,000	193,109
3.215% due 09/06/26	50,000	46,404
3.462% due 09/06/29	50,000	42,853
3.557% due 08/15/27	100,000	91,539
4.390% due 08/15/37	70,000	53,618
4.700% due 04/02/27	200,000	191,581
4.758% due 09/06/49	50,000	35,219
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	25,000	22,533
Baxalta, Inc.
4.000% due 06/23/25	15,000	14,556
5.250% due 06/23/45	9,000	8,049
Baxter International, Inc.
1.322% due 11/29/24	400,000	378,793
1.915% due 02/01/27	100,000	88,238
2.539% due 02/01/32	100,000	77,471
3.950% due 04/01/30	150,000	133,664
Baylor Scott & White Holdings 2.839% due 11/15/50	200,000	120,907
Becton Dickinson & Co.
2.823% due 05/20/30	70,000	58,977
3.734% due 12/15/24	36,000	35,127
3.794% due 05/20/50	350,000	252,536
4.669% due 06/06/47	50,000	41,649
Biogen, Inc.
2.250% due 05/01/30	55,000	43,955
3.150% due 05/01/50	440,000	269,020
Boston Scientific Corp.
2.650% due 06/01/30	350,000	292,725
4.550% due 03/01/39	50,000	43,070
4.700% due 03/01/49	70,000	58,995
Bristol-Myers Squibb Co.
0.750% due 11/13/25	50,000	45,457
1.125% due 11/13/27	50,000	42,734
1.450% due 11/13/30	280,000	215,414
2.350% due 11/13/40	20,000	12,675
2.550% due 11/13/50	30,000	17,150
2.950% due 03/15/32	50,000	41,750
3.200% due 06/15/26	50,000	47,448
3.250% due 08/01/42	100,000	71,169
3.400% due 07/26/29	118,000	106,969
3.700% due 03/15/52	70,000	50,303
3.900% due 02/20/28	100,000	94,567
3.900% due 03/15/62	250,000	175,777
4.125% due 06/15/39	35,000	29,211
4.250% due 10/26/49	365,000	289,397
4.350% due 11/15/47	50,000	40,543
Brown-Forman Corp. 4.500% due 07/15/45	40,000	33,555
Bunge Ltd. Finance Corp.
2.750% due 05/14/31	100,000	81,073
3.250% due 08/15/26	20,000	18,706
3.750% due 09/25/27	30,000	27,954
California Institute of Technology 3.650% due 09/01/19	20,000	12,272
Campbell Soup Co.
4.150% due 03/15/28	100,000	94,137
4.800% due 03/15/48	20,000	16,205
Cardinal Health, Inc.
3.410% due 06/15/27	100,000	92,420
3.750% due 09/15/25	50,000	48,041
4.368% due 06/15/47	50,000	37,813
4.900% due 09/15/45	50,000	40,210
Cencora, Inc. 3.450% due 12/15/27	50,000	46,410
Centene Corp.
2.500% due 03/01/31	100,000	76,939
3.000% due 10/15/30	200,000	161,565

	Principal Amount	Value
4.625% due 12/15/29	$200,000	$180,359
Children’s Hospital of Philadelphia 2.704% due 07/01/50	250,000	149,068
Church & Dwight Co., Inc.
2.300% due 12/15/31	40,000	32,038
5.000% due 06/15/52	100,000	88,923
Cigna Group
1.250% due 03/15/26	65,000	58,529
2.375% due 03/15/31	60,000	47,959
2.400% due 03/15/30	120,000	98,593
3.050% due 10/15/27	30,000	27,289
3.200% due 03/15/40	85,000	59,825
3.400% due 03/15/50	65,000	42,768
3.400% due 03/15/51	40,000	26,213
3.875% due 10/15/47	50,000	35,813
4.125% due 11/15/25	45,000	43,583
4.375% due 10/15/28	80,000	75,719
4.800% due 08/15/38	60,000	52,899
4.900% due 12/15/48	555,000	468,218
Cintas Corp. No. 2
3.450% due 05/01/25	25,000	24,161
3.700% due 04/01/27	50,000	47,438
Coca-Cola Co.
1.375% due 03/15/31	200,000	152,837
1.500% due 03/05/28	60,000	51,979
2.000% due 03/05/31	65,000	52,375
2.125% due 09/06/29	100,000	85,340
2.250% due 01/05/32	100,000	81,153
2.875% due 05/05/41	100,000	71,219
3.000% due 03/05/51	415,000	278,942
Colgate-Palmolive Co.
3.100% due 08/15/27	50,000	46,824
3.700% due 08/01/47	100,000	78,544
4.800% due 03/02/26	60,000	59,740
CommonSpirit Health
4.350% due 11/01/42	150,000	120,614
6.073% due 11/01/27	80,000	80,762
Conagra Brands, Inc.
4.600% due 11/01/25	35,000	34,071
4.850% due 11/01/28	45,000	42,985
5.300% due 10/01/26	120,000	118,837
5.300% due 11/01/38	50,000	44,021
5.400% due 11/01/48	40,000	33,978
Conopco, Inc. 7.250% due 12/15/26	200,000	210,992
Constellation Brands, Inc.
2.250% due 08/01/31	160,000	124,781
3.500% due 05/09/27	15,000	13,933
4.350% due 05/09/27	150,000	143,605
4.400% due 11/15/25	35,000	34,057
4.650% due 11/15/28	30,000	28,632
5.250% due 11/15/48	30,000	26,631
CVS Health Corp.
1.300% due 08/21/27	335,000	284,871
1.750% due 08/21/30	200,000	154,005
2.700% due 08/21/40	65,000	41,025
2.875% due 06/01/26	100,000	93,182
3.000% due 08/15/26	35,000	32,555
3.250% due 08/15/29	65,000	56,899
3.750% due 04/01/30	100,000	88,432
3.875% due 07/20/25	200,000	193,319
4.100% due 03/25/25	37,000	36,156
4.125% due 04/01/40	300,000	233,379
4.250% due 04/01/50	200,000	148,174
4.300% due 03/25/28	72,000	68,163
4.780% due 03/25/38	95,000	81,856
5.125% due 07/20/45	105,000	88,445
5.250% due 02/21/33	500,000	473,909
5.300% due 06/01/33	80,000	75,825
5.300% due 12/05/43	200,000	174,756
5.875% due 06/01/53	200,000	185,108

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Danaher Corp.
2.600% due 10/01/50	$125,000	$73,385
2.800% due 12/10/51	100,000	61,059
3.350% due 09/15/25	30,000	28,842
4.375% due 09/15/45	30,000	24,979
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30	350,000	284,156
3.875% due 04/29/43	100,000	77,587
Dignity Health 5.267% due 11/01/64	100,000	85,067
Elevance Health, Inc.
2.550% due 03/15/31	100,000	81,103
3.350% due 12/01/24	400,000	388,369
3.600% due 03/15/51	30,000	20,617
3.650% due 12/01/27	30,000	27,824
4.375% due 12/01/47	30,000	23,909
4.625% due 05/15/42	100,000	83,997
4.650% due 01/15/43	50,000	42,028
4.750% due 02/15/33	100,000	93,134
5.500% due 10/15/32	200,000	197,011
Eli Lilly & Co.
2.250% due 05/15/50	200,000	112,880
3.375% due 03/15/29	27,000	24,874
4.700% due 02/27/33	125,000	120,378
4.950% due 02/27/63	250,000	227,149
Equifax, Inc.
2.350% due 09/15/31	150,000	114,070
2.600% due 12/01/24	25,000	24,028
Estee Lauder Cos., Inc.
1.950% due 03/15/31	45,000	35,293
2.000% due 12/01/24	10,000	9,605
2.375% due 12/01/29	10,000	8,422
3.125% due 12/01/49	15,000	9,780
3.150% due 03/15/27	50,000	46,725
4.150% due 03/15/47	30,000	23,523
Flowers Foods, Inc. 2.400% due 03/15/31	45,000	35,412
GE HealthCare Technologies, Inc. 5.857% due 03/15/30	500,000	496,242
General Mills, Inc.
2.250% due 10/14/31	50,000	39,053
3.000% due 02/01/51	60,000	37,212
3.200% due 02/10/27	100,000	92,900
4.200% due 04/17/28	50,000	47,164
4.950% due 03/29/33	70,000	65,637
5.241% due 11/18/25	30,000	29,740
George Washington University 4.300% due 09/15/44	50,000	40,197
Georgetown University 2.943% due 04/01/50	25,000	15,504
Gilead Sciences, Inc.
1.200% due 10/01/27	45,000	38,298
1.650% due 10/01/30	40,000	31,253
2.600% due 10/01/40	450,000	297,407
2.800% due 10/01/50	100,000	60,477
2.950% due 03/01/27	100,000	92,329
3.650% due 03/01/26	100,000	95,766
4.150% due 03/01/47	75,000	59,344
4.600% due 09/01/35	45,000	41,218
4.750% due 03/01/46	50,000	42,869
5.250% due 10/15/33	155,000	151,246
GlaxoSmithKline Capital PLC (United Kingdom) 3.375% due 06/01/29	250,000	228,279
GlaxoSmithKline Capital, Inc. (United Kingdom)
3.625% due 05/15/25	85,000	82,713
6.375% due 05/15/38	100,000	108,637
Global Payments, Inc.
2.900% due 05/15/30	300,000	246,166
5.400% due 08/15/32	200,000	187,656

	Principal Amount	Value
Hackensack Meridian Health, Inc. 4.500% due 07/01/57	$100,000	$81,249
Haleon U.S. Capital LLC
3.375% due 03/24/27	250,000	232,042
3.625% due 03/24/32	250,000	214,526
Haleon UK Capital PLC 3.125% due 03/24/25	350,000	336,271
HCA, Inc.
3.125% due 03/15/27	45,000	40,904
3.500% due 07/15/51	350,000	218,866
3.625% due 03/15/32	600,000	497,662
4.125% due 06/15/29	35,000	31,701
4.500% due 02/15/27	60,000	57,301
4.625% due 03/15/52	25,000	18,795
5.125% due 06/15/39	50,000	43,363
5.200% due 06/01/28	165,000	159,552
5.250% due 04/15/25	70,000	69,159
5.250% due 06/15/26	75,000	73,444
5.250% due 06/15/49	100,000	82,278
5.500% due 06/15/47	75,000	64,093
5.900% due 06/01/53	200,000	180,332
Hershey Co.
2.300% due 08/15/26	50,000	46,465
4.250% due 05/04/28	140,000	135,670
Hormel Foods Corp.
1.700% due 06/03/28	35,000	29,929
3.050% due 06/03/51	25,000	16,070
Humana, Inc.
3.700% due 03/23/29	85,000	77,577
3.850% due 10/01/24	100,000	97,991
4.625% due 12/01/42	100,000	81,848
5.700% due 03/13/26	75,000	74,770
Ingredion, Inc. 3.200% due 10/01/26	100,000	93,613
J M Smucker Co.
2.375% due 03/15/30	65,000	52,918
2.750% due 09/15/41	100,000	62,972
3.550% due 03/15/50	50,000	32,412
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.750% due 04/01/33	500,000	457,907
Johns Hopkins Health System Corp. 3.837% due 05/15/46	50,000	37,308
Johns Hopkins University 4.705% due 07/01/32	30,000	28,857
Johnson & Johnson
0.550% due 09/01/25	400,000	366,084
1.300% due 09/01/30	70,000	55,073
2.100% due 09/01/40	65,000	41,647
2.250% due 09/01/50	100,000	57,780
2.450% due 03/01/26	50,000	46,981
3.400% due 01/15/38	50,000	40,364
3.500% due 01/15/48	65,000	49,210
3.550% due 03/01/36	25,000	21,225
3.625% due 03/03/37	132,000	111,345
3.700% due 03/01/46	25,000	19,495
3.750% due 03/03/47	50,000	39,435
4.850% due 05/15/41	50,000	46,814
5.950% due 08/15/37	100,000	105,878
Kaiser Foundation Hospitals
2.810% due 06/01/41	65,000	43,722
3.002% due 06/01/51	70,000	44,145
3.150% due 05/01/27	225,000	210,663
4.150% due 05/01/47	20,000	15,879
Kellogg Co.
3.400% due 11/15/27	100,000	91,977
4.300% due 05/15/28	100,000	94,435
Kenvue, Inc.
5.050% due 03/22/28 ~	200,000	197,476
5.050% due 03/22/53 ~	200,000	181,856
Keurig Dr Pepper, Inc.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
2.550% due 09/15/26	$50,000	$45,908
3.430% due 06/15/27	35,000	32,542
4.420% due 12/15/46	250,000	195,572
Kimberly-Clark Corp.
1.050% due 09/15/27	25,000	21,338
2.000% due 11/02/31	100,000	78,985
3.050% due 08/15/25	50,000	48,002
3.950% due 11/01/28	10,000	9,522
6.625% due 08/01/37	100,000	109,917
Kraft Heinz Foods Co.
3.875% due 05/15/27	250,000	235,657
4.375% due 06/01/46	500,000	389,928
Kroger Co.
3.500% due 02/01/26	50,000	47,617
3.950% due 01/15/50	100,000	72,177
4.650% due 01/15/48	100,000	80,506
5.150% due 08/01/43	25,000	21,270
Laboratory Corp. of America Holdings
1.550% due 06/01/26	70,000	62,732
2.700% due 06/01/31	100,000	81,077
3.600% due 09/01/27	100,000	93,691
4.700% due 02/01/45	50,000	40,799
Leland Stanford Junior University 3.647% due 05/01/48	125,000	96,837
Mass General Brigham, Inc. 3.342% due 07/01/60	30,000	18,856
Massachusetts Institute of Technology
3.067% due 04/01/52	100,000	66,979
5.600% due 07/01/11	100,000	99,480
Mayo Clinic 3.196% due 11/15/61	100,000	61,940
McCormick & Co., Inc.
0.900% due 02/15/26	95,000	85,183
3.400% due 08/15/27	50,000	46,207
McKesson Corp. 1.300% due 08/15/26	165,000	146,897
Mead Johnson Nutrition Co. (United Kingdom) 4.600% due 06/01/44	200,000	167,897
Medtronic Global Holdings SCA 4.500% due 03/30/33	200,000	186,431
Medtronic, Inc. 4.625% due 03/15/45	65,000	57,090
Memorial Sloan-Kettering Cancer Center 2.955% due 01/01/50	55,000	34,162
Merck & Co., Inc.
0.750% due 02/24/26	350,000	315,403
1.700% due 06/10/27	50,000	44,312
2.150% due 12/10/31	50,000	39,560
3.400% due 03/07/29	200,000	182,902
3.600% due 09/15/42	300,000	230,080
4.050% due 05/17/28	250,000	240,732
4.150% due 05/18/43	100,000	83,527
4.500% due 05/17/33	120,000	112,355
5.000% due 05/17/53	100,000	91,024
Molson Coors Beverage Co.
4.200% due 07/15/46	40,000	30,120
5.000% due 05/01/42	100,000	86,359
Mondelez International, Inc.
1.500% due 02/04/31	40,000	30,057
1.875% due 10/15/32	300,000	224,152
2.625% due 09/04/50	25,000	14,455
Moody’s Corp.
2.000% due 08/19/31	100,000	77,670
2.750% due 08/19/41	100,000	65,114
4.875% due 12/17/48	50,000	42,860
Mount Sinai Hospital 3.981% due 07/01/48	50,000	37,689
New York & Presbyterian Hospital 3.954% due 08/01/19	35,000	22,949

	Principal Amount	Value
Northwell Healthcare, Inc. 3.809% due 11/01/49	$100,000	$68,930
Northwestern University 3.662% due 12/01/57	25,000	17,918
Novartis Capital Corp. (Switzerland)
3.000% due 11/20/25	100,000	95,338
3.100% due 05/17/27	30,000	28,068
4.000% due 11/20/45	100,000	80,804
NYU Langone Hospitals 4.368% due 07/01/47	25,000	20,411
OhioHealth Corp. 2.297% due 11/15/31	100,000	79,265
PayPal Holdings, Inc.
1.650% due 06/01/25	315,000	294,889
2.300% due 06/01/30	55,000	44,992
3.250% due 06/01/50	65,000	42,667
4.400% due 06/01/32	100,000	92,488
5.050% due 06/01/52	100,000	90,541
PeaceHealth Obligated Group 1.375% due 11/15/25	15,000	13,622
PepsiCo, Inc.
1.625% due 05/01/30	60,000	48,238
1.950% due 10/21/31	75,000	59,173
2.375% due 10/06/26	55,000	51,111
2.750% due 04/30/25	100,000	95,992
2.750% due 03/19/30	500,000	433,372
2.750% due 10/21/51	500,000	313,220
3.450% due 10/06/46	60,000	44,283
3.500% due 07/17/25	50,000	48,466
4.200% due 07/18/52	55,000	45,507
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/26	195,000	190,536
4.450% due 05/19/28	250,000	241,127
4.650% due 05/19/25	250,000	246,636
4.750% due 05/19/33	265,000	250,605
5.110% due 05/19/43	600,000	551,367
5.300% due 05/19/53	80,000	74,391
5.340% due 05/19/63	200,000	182,863
Pfizer, Inc.
0.800% due 05/28/25	30,000	27,808
1.700% due 05/28/30	350,000	280,810
1.750% due 08/18/31	100,000	77,535
2.550% due 05/28/40	25,000	16,832
2.625% due 04/01/30	250,000	213,635
2.700% due 05/28/50	25,000	15,673
3.000% due 12/15/26	100,000	93,669
3.600% due 09/15/28	100,000	93,587
3.900% due 03/15/39	25,000	20,566
4.100% due 09/15/38	50,000	42,643
4.200% due 09/15/48	35,000	28,714
Philip Morris International, Inc.
0.875% due 05/01/26	100,000	89,186
1.750% due 11/01/30	100,000	76,210
3.250% due 11/10/24	125,000	121,572
3.375% due 08/11/25	50,000	48,027
4.250% due 11/10/44	30,000	22,900
4.500% due 03/20/42	200,000	159,850
4.875% due 02/13/26	400,000	393,532
4.875% due 02/15/28	100,000	96,937
5.125% due 02/15/30	100,000	95,952
5.375% due 02/15/33	100,000	94,853
6.375% due 05/16/38	100,000	101,966
Pilgrim’s Pride Corp. 6.250% due 07/01/33	200,000	188,208
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	92,179
Procter & Gamble Co.
0.550% due 10/29/25	50,000	45,485
1.000% due 04/23/26	250,000	226,241
1.200% due 10/29/30	50,000	38,736
3.000% due 03/25/30	300,000	266,662

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
3.950% due 01/26/28	$100,000	$96,812
Providence St Joseph Health Obligated Group
2.700% due 10/01/51	75,000	41,126
3.930% due 10/01/48	35,000	24,540
Quanta Services, Inc.
0.950% due 10/01/24	15,000	14,194
2.350% due 01/15/32	25,000	18,777
3.050% due 10/01/41	30,000	18,934
Quest Diagnostics, Inc.
2.800% due 06/30/31	70,000	57,573
2.950% due 06/30/30	55,000	46,214
RELX Capital, Inc. (United Kingdom) 4.000% due 03/18/29	100,000	93,304
Revvity, Inc.
2.550% due 03/15/31	85,000	67,007
3.300% due 09/15/29	30,000	26,049
Reynolds American, Inc. (United Kingdom) 6.150% due 09/15/43	300,000	265,424
Royalty Pharma PLC
2.150% due 09/02/31	55,000	41,187
3.300% due 09/02/40	300,000	196,655
3.350% due 09/02/51	60,000	34,776
RWJ Barnabas Health, Inc. 3.477% due 07/01/49	25,000	17,248
S&P Global, Inc.
2.450% due 03/01/27	250,000	227,873
2.700% due 03/01/29	200,000	175,007
3.900% due 03/01/62	250,000	180,925
Shire Acquisitions Investments Ireland DAC 3.200% due 09/23/26	250,000	233,550
Smith & Nephew PLC (United Kingdom) 2.032% due 10/14/30	250,000	192,600
Stanford Health Care 3.027% due 08/15/51	30,000	19,022
Stryker Corp.
1.150% due 06/15/25	250,000	232,002
4.100% due 04/01/43	100,000	78,449
Sutter Health
2.294% due 08/15/30	55,000	44,445
3.361% due 08/15/50	55,000	36,051
5.547% due 08/15/53	100,000	96,039
Sysco Corp.
2.450% due 12/14/31	105,000	82,315
3.150% due 12/14/51	125,000	76,980
3.250% due 07/15/27	50,000	45,986
3.750% due 10/01/25	25,000	24,033
4.450% due 03/15/48	50,000	38,931
4.500% due 04/01/46	25,000	19,525
4.850% due 10/01/45	15,000	12,199
Takeda Pharmaceutical Co. Ltd. (Japan)
3.175% due 07/09/50	250,000	158,377
5.000% due 11/26/28	100,000	97,909
Thermo Fisher Scientific, Inc.
1.215% due 10/18/24	250,000	238,414
1.750% due 10/15/28	20,000	16,934
2.000% due 10/15/31	35,000	27,164
2.800% due 10/15/41	320,000	215,927
5.300% due 02/01/44	100,000	93,968
Toledo Hospital 5.750% due 11/15/38	50,000	48,724
Trustees of Princeton University 5.700% due 03/01/39	50,000	51,090
Tyson Foods, Inc.
3.550% due 06/02/27	350,000	324,574
4.000% due 03/01/26	15,000	14,411
4.350% due 03/01/29	20,000	18,630
5.100% due 09/28/48	10,000	8,145
Unilever Capital Corp. (United Kingdom)
1.750% due 08/12/31	140,000	108,596
4.875% due 09/08/28	200,000	197,093
5.000% due 12/08/33	200,000	193,758

	Principal Amount	Value
5.900% due 11/15/32	$50,000	$51,932
UnitedHealth Group, Inc.
1.150% due 05/15/26	50,000	44,996
2.000% due 05/15/30	405,000	328,143
2.300% due 05/15/31	50,000	40,425
2.875% due 08/15/29	75,000	65,929
2.900% due 05/15/50	300,000	184,516
3.050% due 05/15/41	50,000	35,305
3.250% due 05/15/51	50,000	32,910
3.500% due 08/15/39	60,000	46,268
3.700% due 12/15/25	20,000	19,290
3.700% due 08/15/49	65,000	46,884
3.750% due 07/15/25	75,000	72,995
3.850% due 06/15/28	100,000	94,418
3.875% due 12/15/28	25,000	23,493
3.875% due 08/15/59	100,000	71,303
4.200% due 05/15/32	65,000	59,348
4.250% due 06/15/48	50,000	39,986
4.450% due 12/15/48	25,000	20,676
4.500% due 04/15/33	150,000	138,866
4.750% due 07/15/45	50,000	43,464
5.050% due 04/15/53	150,000	134,326
5.150% due 10/15/25	25,000	24,932
5.250% due 02/15/28	70,000	70,149
5.350% due 02/15/33	100,000	98,976
5.875% due 02/15/53	530,000	532,579
6.875% due 02/15/38	250,000	279,056
University of Chicago 2.761% due 04/01/45	10,000	7,149
University of Notre Dame du Lac 3.394% due 02/15/48	50,000	36,918
University of Southern California
2.805% due 10/01/50	50,000	30,785
3.028% due 10/01/39	50,000	37,557
Utah Acquisition Sub, Inc. 3.950% due 06/15/26	100,000	93,711
Verisk Analytics, Inc. 5.750% due 04/01/33	115,000	114,476
Viatris, Inc. 3.850% due 06/22/40	400,000	260,752
Wyeth LLC
5.950% due 04/01/37	50,000	51,422
6.500% due 02/01/34	100,000	107,628
Yale University 2.402% due 04/15/50	150,000	87,534
Zimmer Biomet Holdings, Inc. 2.600% due 11/24/31	100,000	78,841
Zoetis, Inc. 5.600% due 11/16/32	135,000	134,475

		51,822,009

Energy - 1.7%
Apache Corp. 5.100% due 09/01/40	150,000	119,326
Baker Hughes Holdings LLC 5.125% due 09/15/40	50,000	45,176
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
3.337% due 12/15/27	100,000	91,427
4.080% due 12/15/47	50,000	37,425
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	98,580
BP Capital Markets America, Inc.
1.749% due 08/10/30	130,000	102,871
2.772% due 11/10/50	130,000	76,675
3.000% due 02/24/50	150,000	93,662
3.001% due 03/17/52	50,000	30,722
3.119% due 05/04/26	25,000	23,637
3.588% due 04/14/27	100,000	94,326
4.234% due 11/06/28	400,000	380,530

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
4.812% due 02/13/33	$535,000	$501,043
Canadian Natural Resources Ltd. (Canada)
2.050% due 07/15/25	300,000	280,108
3.850% due 06/01/27	50,000	46,641
4.950% due 06/01/47	25,000	20,702
6.750% due 02/01/39	90,000	89,381
Cenovus Energy, Inc. (Canada)
2.650% due 01/15/32	65,000	50,545
3.750% due 02/15/52	225,000	149,113
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29	60,000	53,261
5.125% due 06/30/27	300,000	291,659
Cheniere Energy Partners LP 5.950% due 06/30/33 ~	125,000	120,715
Chevron Corp.
1.554% due 05/11/25	35,000	32,940
1.995% due 05/11/27	350,000	313,840
2.236% due 05/11/30	25,000	20,854
2.954% due 05/16/26	100,000	94,607
3.326% due 11/17/25	50,000	48,075
Chevron USA, Inc. 3.850% due 01/15/28	50,000	47,552
ConocoPhillips Co.
3.758% due 03/15/42	250,000	191,763
4.025% due 03/15/62	200,000	143,895
5.050% due 09/15/33	145,000	138,909
6.950% due 04/15/29	100,000	108,353
Devon Energy Corp.
5.000% due 06/15/45	105,000	84,705
5.850% due 12/15/25	50,000	49,763
Diamondback Energy, Inc.
3.500% due 12/01/29	100,000	88,809
4.250% due 03/15/52	60,000	42,673
6.250% due 03/15/33	300,000	300,334
Enbridge Energy Partners LP 7.500% due 04/15/38	50,000	52,713
Enbridge, Inc. (Canada)
1.600% due 10/04/26	55,000	48,919
2.500% due 01/15/25	50,000	47,805
2.500% due 08/01/33	400,000	296,952
3.400% due 08/01/51	70,000	43,775
3.700% due 07/15/27	100,000	93,043
4.500% due 06/10/44	150,000	115,834
Energy Transfer LP
2.900% due 05/15/25	40,000	38,018
3.750% due 05/15/30	310,000	270,218
3.900% due 07/15/26	100,000	94,695
4.050% due 03/15/25	100,000	97,276
4.200% due 04/15/27	100,000	94,284
4.400% due 03/15/27	200,000	189,659
5.000% due 05/15/50	350,000	274,994
5.250% due 04/15/29	25,000	23,983
5.300% due 04/15/47	100,000	81,362
5.750% due 02/15/33	350,000	336,824
5.950% due 10/01/43	100,000	88,044
6.125% due 12/15/45	200,000	178,167
6.500% due 02/01/42	100,000	95,738
Enterprise Products Operating LLC
3.125% due 07/31/29	100,000	87,929
4.150% due 10/16/28	50,000	46,910
4.200% due 01/31/50	450,000	347,829
4.250% due 02/15/48	25,000	19,606
4.800% due 02/01/49	50,000	42,416
5.350% due 01/31/33	100,000	97,845
5.375% due 02/15/78	300,000	250,193
6.125% due 10/15/39	115,000	115,012
6.875% due 03/01/33	150,000	161,949
Equinor ASA (Norway)
2.375% due 05/22/30	125,000	105,046
3.250% due 11/18/49	200,000	133,963
3.950% due 05/15/43	300,000	238,756

	Principal Amount	Value
Exxon Mobil Corp.
2.440% due 08/16/29	$50,000	$43,279
2.610% due 10/15/30	250,000	211,196
2.992% due 03/19/25	500,000	482,955
2.995% due 08/16/39	50,000	36,530
3.043% due 03/01/26	150,000	142,303
3.452% due 04/15/51	200,000	140,120
4.114% due 03/01/46	65,000	52,251
4.327% due 03/19/50	300,000	246,552
Halliburton Co.
3.800% due 11/15/25	6,000	5,804
4.850% due 11/15/35	50,000	45,016
5.000% due 11/15/45	342,000	290,328
7.450% due 09/15/39	25,000	27,747
Hess Corp.
4.300% due 04/01/27	50,000	47,513
5.600% due 02/15/41	50,000	45,208
5.800% due 04/01/47	50,000	45,668
7.125% due 03/15/33	50,000	52,844
Kinder Morgan, Inc.
2.000% due 02/15/31	210,000	160,477
3.250% due 08/01/50	220,000	131,018
4.300% due 03/01/28	300,000	282,496
4.800% due 02/01/33	100,000	90,218
5.300% due 12/01/34	70,000	64,222
5.550% due 06/01/45	350,000	301,164
Magellan Midstream Partners LP
4.200% due 10/03/47	50,000	35,066
4.250% due 09/15/46	70,000	49,589
5.000% due 03/01/26	50,000	49,090
Marathon Oil Corp.
4.400% due 07/15/27	100,000	94,102
5.200% due 06/01/45	50,000	39,369
Marathon Petroleum Corp.
3.800% due 04/01/28	30,000	27,603
4.500% due 04/01/48	25,000	18,559
5.125% due 12/15/26	50,000	49,226
6.500% due 03/01/41	100,000	99,046
MPLX LP
2.650% due 08/15/30	45,000	36,363
4.250% due 12/01/27	250,000	234,949
4.500% due 04/15/38	30,000	24,331
4.700% due 04/15/48	45,000	34,154
4.875% due 12/01/24	250,000	246,541
4.900% due 04/15/58	15,000	11,178
4.950% due 03/14/52	200,000	156,719
5.650% due 03/01/53	75,000	64,556
NOV, Inc. 3.950% due 12/01/42	100,000	70,285
Occidental Petroleum Corp.
6.600% due 03/15/46	300,000	295,132
6.625% due 09/01/30	300,000	304,302
ONEOK, Inc.
2.200% due 09/15/25	25,000	23,277
3.100% due 03/15/30	25,000	20,932
4.000% due 07/13/27	130,000	121,715
4.350% due 03/15/29	100,000	92,298
4.500% due 03/15/50	25,000	18,175
4.550% due 07/15/28	50,000	47,118
4.950% due 07/13/47	50,000	39,558
5.200% due 07/15/48	225,000	184,421
Ovintiv, Inc. 6.250% due 07/15/33	115,000	111,290
Phillips 66
1.300% due 02/15/26	20,000	18,091
3.300% due 03/15/52	100,000	62,943
4.650% due 11/15/34	200,000	179,927
Phillips 66 Co.
3.550% due 10/01/26	50,000	47,121
4.900% due 10/01/46	25,000	20,779
4.950% due 12/01/27	250,000	245,137

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Pioneer Natural Resources Co. 2.150% due 01/15/31	$385,000	$304,052
Plains All American Pipeline LP/PAA Finance Corp.
4.500% due 12/15/26	150,000	143,467
4.650% due 10/15/25	100,000	97,132
4.700% due 06/15/44	50,000	36,988
Sabine Pass Liquefaction LLC
4.500% due 05/15/30	205,000	188,071
5.625% due 03/01/25	165,000	164,004
Schlumberger Investment SA
2.650% due 06/26/30	100,000	84,719
4.500% due 05/15/28	50,000	48,469
Shell International Finance BV (Netherlands)
2.500% due 09/12/26	50,000	46,344
2.750% due 04/06/30	85,000	73,151
2.875% due 05/10/26	100,000	94,376
2.875% due 11/26/41	200,000	135,940
3.000% due 11/26/51	200,000	125,056
3.250% due 05/11/25	100,000	96,639
3.250% due 04/06/50	100,000	66,496
3.625% due 08/21/42	100,000	76,311
3.750% due 09/12/46	50,000	36,978
4.000% due 05/10/46	100,000	77,529
4.125% due 05/11/35	263,000	231,880
Spectra Energy Partners LP 3.375% due 10/15/26	20,000	18,616
Suncor Energy, Inc. (Canada)
4.000% due 11/15/47	70,000	49,461
6.800% due 05/15/38	200,000	202,936
Targa Resources Corp.
5.200% due 07/01/27	85,000	83,342
6.125% due 03/15/33	70,000	68,677
6.250% due 07/01/52	200,000	183,968
TC PipeLines LP 3.900% due 05/25/27	20,000	18,671
Teck Resources Ltd. (Canada) 3.900% due 07/15/30	250,000	217,513
TotalEnergies Capital International SA (France)
2.434% due 01/10/25	50,000	48,080
2.829% due 01/10/30	50,000	43,406
3.127% due 05/29/50	100,000	65,270
3.461% due 07/12/49	50,000	34,825
TotalEnergies Capital SA (France) 3.883% due 10/11/28	25,000	23,510
TransCanada PipeLines Ltd. (Canada)
1.000% due 10/12/24	420,000	399,127
4.100% due 04/15/30	200,000	178,958
4.250% due 05/15/28	50,000	46,872
5.100% due 03/15/49	50,000	41,619
7.625% due 01/15/39	50,000	55,212
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/30	25,000	21,471
4.000% due 03/15/28	50,000	46,607
4.450% due 08/01/42	150,000	118,653
Valero Energy Corp.
2.150% due 09/15/27	100,000	88,253
2.800% due 12/01/31	100,000	79,898
6.625% due 06/15/37	150,000	153,932
Western Midstream Operating LP
4.050% due 02/01/30	200,000	175,036
6.150% due 04/01/33	40,000	38,625
Williams Cos., Inc.
2.600% due 03/15/31	350,000	278,939
3.750% due 06/15/27	50,000	46,513
5.100% due 09/15/45	100,000	84,144
5.300% due 08/15/52	250,000	212,814
5.400% due 03/02/26	70,000	69,479
5.750% due 06/24/44	35,000	31,777
6.300% due 04/15/40	20,000	19,611

		20,205,622

	Principal Amount	Value
Financial - 9.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650% due 10/29/24	$150,000	$142,740
1.750% due 10/29/24	150,000	143,052
2.450% due 10/29/26	150,000	134,429
3.300% due 01/30/32	150,000	119,299
3.875% due 01/23/28	150,000	136,162
5.750% due 06/06/28	150,000	146,658
6.500% due 07/15/25	250,000	250,372
Affiliated Managers Group, Inc. 3.500% due 08/01/25	50,000	47,533
African Development Bank (Multi-National)
0.875% due 03/23/26	400,000	361,606
0.875% due 07/22/26	116,000	103,745
Air Lease Corp.
2.100% due 09/01/28	300,000	249,366
2.300% due 02/01/25	100,000	94,776
3.000% due 02/01/30	100,000	82,333
3.250% due 03/01/25	100,000	95,752
5.300% due 02/01/28	300,000	290,037
Alexandria Real Estate Equities, Inc. REIT
2.750% due 12/15/29	50,000	41,723
2.950% due 03/15/34	40,000	30,409
3.375% due 08/15/31	60,000	50,249
3.550% due 03/15/52	70,000	44,532
3.950% due 01/15/27	25,000	23,508
4.000% due 02/01/50	100,000	69,920
4.500% due 07/30/29	20,000	18,539
4.750% due 04/15/35	20,000	17,605
5.150% due 04/15/53	150,000	125,398
Allstate Corp. 3.280% due 12/15/26	350,000	327,478
Ally Financial, Inc.
5.800% due 05/01/25	200,000	196,539
6.992% due 06/13/29	125,000	122,392
American Express Co.
3.000% due 10/30/24	50,000	48,491
3.300% due 05/03/27	415,000	382,604
3.950% due 08/01/25	250,000	241,917
4.050% due 12/03/42	125,000	99,613
5.043% due 05/01/34	450,000	415,188
5.282% due 07/27/29	250,000	243,813
5.850% due 11/05/27	60,000	60,461
American Financial Group, Inc. 4.500% due 06/15/47	50,000	37,203
American Homes 4 Rent LP REIT 3.625% due 04/15/32	70,000	57,970
American International Group, Inc.
4.375% due 06/30/50	100,000	77,672
4.800% due 07/10/45	50,000	41,909
5.125% due 03/27/33	165,000	153,670
American Tower Corp. REIT
1.875% due 10/15/30	200,000	151,527
2.300% due 09/15/31	350,000	265,864
2.900% due 01/15/30	50,000	41,590
2.950% due 01/15/25	100,000	96,152
3.100% due 06/15/50	50,000	29,220
3.375% due 10/15/26	100,000	93,168
3.600% due 01/15/28	100,000	90,835
5.250% due 07/15/28	150,000	144,995
5.900% due 11/15/33	65,000	63,505
Ameriprise Financial, Inc. 5.150% due 05/15/33	60,000	56,739
Aon Corp. 4.500% due 12/15/28	200,000	190,694
Aon Corp./Aon Global Holdings PLC
2.050% due 08/23/31	100,000	76,355
2.900% due 08/23/51	100,000	59,083

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Arch Capital Group Ltd. 3.635% due 06/30/50	$200,000	$134,852
Arch Capital Group U.S., Inc. 5.144% due 11/01/43	200,000	171,777
Ares Capital Corp.
2.150% due 07/15/26	350,000	307,268
3.250% due 07/15/25	50,000	46,857
Arthur J Gallagher & Co. 5.500% due 03/02/33	265,000	254,148
Asian Development Bank (Multi-National)
0.500% due 02/04/26	400,000	360,310
0.625% due 04/29/25	500,000	464,925
1.000% due 04/14/26	200,000	181,242
1.250% due 06/09/28	50,000	42,721
1.500% due 10/18/24	150,000	143,906
1.750% due 08/14/26	250,000	229,206
2.625% due 01/12/27	200,000	186,748
2.750% due 01/19/28	100,000	92,244
2.875% due 05/06/25	225,000	216,663
3.125% due 09/26/28	200,000	185,851
3.750% due 04/25/28	345,000	330,756
3.875% due 09/28/32	120,000	112,375
3.875% due 06/14/33	250,000	233,371
4.000% due 01/12/33	85,000	80,268
4.250% due 01/09/26	250,000	245,693
4.500% due 08/25/28	153,000	151,369
Asian Infrastructure Investment Bank (Multi-National)
0.500% due 05/28/25	150,000	138,307
3.375% due 06/29/25	200,000	193,159
4.000% due 01/18/28	100,000	96,405
Assurant, Inc. 4.900% due 03/27/28	100,000	95,641
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/31	70,000	57,945
Athene Holding Ltd.
3.450% due 05/15/52	100,000	59,575
3.500% due 01/15/31	20,000	16,315
6.650% due 02/01/33	100,000	99,368
AvalonBay Communities, Inc. REIT
2.050% due 01/15/32	200,000	155,205
2.450% due 01/15/31	105,000	84,817
3.350% due 05/15/27	25,000	23,121
4.150% due 07/01/47	50,000	37,637
AXA SA (France) 8.600% due 12/15/30	75,000	87,548
Banco Bilbao Vizcaya Argentaria SA (Spain) 6.138% due 09/14/28	200,000	198,344
Banco Santander SA (Spain)
1.722% due 09/14/27	200,000	174,976
2.749% due 12/03/30	200,000	149,225
5.294% due 08/18/27	200,000	193,484
6.921% due 08/08/33	295,000	282,276
Bank of America Corp.
1.197% due 10/24/26	100,000	90,452
1.319% due 06/19/26	500,000	458,689
1.530% due 12/06/25	200,000	188,910
1.658% due 03/11/27	350,000	314,115
1.734% due 07/22/27	410,000	363,436
1.922% due 10/24/31	100,000	75,482
2.015% due 02/13/26	100,000	94,128
2.299% due 07/21/32	100,000	75,822
2.456% due 10/22/25	50,000	48,034
2.482% due 09/21/36	200,000	145,670
2.496% due 02/13/31	100,000	80,201
2.572% due 10/20/32	100,000	76,890
2.592% due 04/29/31	500,000	402,041
2.651% due 03/11/32	100,000	78,752
2.676% due 06/19/41	350,000	224,330
2.831% due 10/24/51	25,000	14,726
2.884% due 10/22/30	50,000	41,687
2.972% due 07/21/52	100,000	60,440

	Principal Amount	Value
3.248% due 10/21/27	$150,000	$137,084
3.311% due 04/22/42	400,000	278,588
3.366% due 01/23/26	100,000	96,172
3.384% due 04/02/26	100,000	95,733
3.419% due 12/20/28	169,000	151,662
3.483% due 03/13/52	100,000	66,801
3.500% due 04/19/26	150,000	141,677
3.593% due 07/21/28	100,000	91,370
3.824% due 01/20/28	300,000	278,733
3.846% due 03/08/37	400,000	325,645
3.875% due 08/01/25	100,000	96,915
3.946% due 01/23/49	100,000	73,807
3.950% due 04/21/25	200,000	193,195
3.970% due 03/05/29	100,000	91,650
4.078% due 04/23/40	200,000	158,778
4.083% due 03/20/51	350,000	259,053
4.183% due 11/25/27	100,000	93,010
4.450% due 03/03/26	85,000	81,891
4.750% due 04/21/45	85,000	71,251
5.015% due 07/22/33	250,000	230,127
5.080% due 01/20/27	800,000	782,142
5.202% due 04/25/29	200,000	192,750
5.288% due 04/25/34	200,000	186,214
5.819% due 09/15/29	200,000	197,628
5.872% due 09/15/34	200,000	194,741
6.110% due 01/29/37	250,000	246,790
6.204% due 11/10/28	65,000	65,318
7.750% due 05/14/38	200,000	224,096
Bank of America NA 5.650% due 08/18/25	250,000	249,432
Bank of Montreal (Canada)
0.949% due 01/22/27	100,000	89,209
3.700% due 06/07/25	165,000	159,092
5.200% due 12/12/24	225,000	223,136
5.203% due 02/01/28	300,000	292,994
5.300% due 06/05/26	150,000	148,021
5.920% due 09/25/25	100,000	99,814
Bank of New York Mellon Corp.
1.600% due 04/24/25	300,000	281,270
2.800% due 05/04/26	50,000	46,738
3.000% due 10/30/28	55,000	48,623
4.706% due 02/01/34	130,000	117,450
5.802% due 10/25/28	500,000	499,238
Bank of Nova Scotia (Canada)
1.300% due 06/11/25	100,000	92,548
1.300% due 09/15/26	50,000	44,044
2.450% due 02/02/32	100,000	77,573
3.450% due 04/11/25	60,000	57,783
4.588% due 05/04/37	40,000	33,366
4.750% due 02/02/26	240,000	234,353
5.250% due 12/06/24	335,000	332,055
Barclays PLC (United Kingdom)
2.645% due 06/24/31	200,000	154,754
2.894% due 11/24/32	200,000	150,649
3.330% due 11/24/42	200,000	127,771
4.337% due 01/10/28	300,000	278,309
4.375% due 01/12/26	200,000	191,727
4.950% due 01/10/47	200,000	161,262
5.829% due 05/09/27	400,000	392,976
6.490% due 09/13/29	200,000	198,479
7.385% due 11/02/28	200,000	205,289
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30	80,000	62,409
2.500% due 01/15/51	410,000	237,587
2.850% due 10/15/50	90,000	56,080
3.850% due 03/15/52	200,000	149,314
4.300% due 05/15/43	200,000	169,546
5.750% due 01/15/40	25,000	25,653
BlackRock, Inc.
1.900% due 01/28/31	15,000	11,865
2.100% due 02/25/32	100,000	77,337

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
2.400% due 04/30/30	$45,000	$37,545
3.200% due 03/15/27	56,000	52,427
3.250% due 04/30/29	60,000	54,208
4.750% due 05/25/33	365,000	342,831
Blackstone Private Credit Fund
2.625% due 12/15/26	100,000	86,129
3.250% due 03/15/27	150,000	130,372
7.050% due 09/29/25	50,000	50,092
Blackstone Secured Lending Fund 2.750% due 09/16/26	100,000	87,969
Blue Owl Capital Corp.
2.875% due 06/11/28	100,000	82,322
3.750% due 07/22/25	100,000	93,746
4.000% due 03/30/25	25,000	23,783
Blue Owl Credit Income Corp.
5.500% due 03/21/25	100,000	96,756
7.950% due 06/13/28 ~	100,000	99,220
Boston Properties LP REIT
2.450% due 10/01/33	50,000	34,171
2.550% due 04/01/32	250,000	180,679
3.250% due 01/30/31	150,000	118,107
6.500% due 01/15/34	250,000	238,553
Brighthouse Financial, Inc.
3.700% due 06/22/27	100,000	91,382
4.700% due 06/22/47	50,000	34,814
Brixmor Operating Partnership LP REIT
2.500% due 08/16/31	50,000	37,856
4.050% due 07/01/30	10,000	8,739
4.125% due 06/15/26	50,000	47,130
Brookfield Capital Finance LLC (Canada) 6.087% due 06/14/33	250,000	243,222
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51	50,000	31,157
4.700% due 09/20/47	50,000	39,006
4.850% due 03/29/29	100,000	94,714
Brown & Brown, Inc.
4.200% due 03/17/32	35,000	30,307
4.500% due 03/15/29	50,000	46,315
4.950% due 03/17/52	200,000	159,661
Camden Property Trust REIT
3.150% due 07/01/29	30,000	26,610
4.100% due 10/15/28	20,000	18,717
Canadian Imperial Bank of Commerce (Canada)
0.950% due 10/23/25	20,000	18,142
1.250% due 06/22/26	100,000	88,660
3.600% due 04/07/32	45,000	38,313
5.001% due 04/28/28	100,000	96,079
5.144% due 04/28/25	200,000	197,441
Capital One Financial Corp.
1.878% due 11/02/27	100,000	87,074
2.618% due 11/02/32	100,000	73,418
3.200% due 02/05/25	200,000	191,699
3.300% due 10/30/24	100,000	96,844
3.750% due 07/28/26	250,000	231,890
3.750% due 03/09/27	50,000	45,796
3.800% due 01/31/28	200,000	180,517
4.927% due 05/10/28	100,000	94,943
4.985% due 07/24/26	100,000	97,067
5.468% due 02/01/29	65,000	61,910
6.312% due 06/08/29	65,000	63,558
CBRE Services, Inc. 4.875% due 03/01/26	100,000	97,343
Charles Schwab Corp.
0.900% due 03/11/26	135,000	119,734
1.150% due 05/13/26	75,000	66,469
1.950% due 12/01/31	100,000	73,563
2.300% due 05/13/31	150,000	116,155
2.450% due 03/03/27	250,000	222,819
3.200% due 03/02/27	100,000	91,656
3.850% due 05/21/25	100,000	96,671
6.136% due 08/24/34	100,000	97,331

	Principal Amount	Value
Chubb INA Holdings, Inc.
1.375% due 09/15/30	$250,000	$190,832
2.850% due 12/15/51	25,000	15,508
3.050% due 12/15/61	10,000	6,000
3.150% due 03/15/25	100,000	96,449
4.150% due 03/13/43	25,000	20,226
Citibank NA 5.803% due 09/29/28	250,000	250,120
Citigroup, Inc.
1.122% due 01/28/27	750,000	668,509
1.281% due 11/03/25	30,000	28,345
1.462% due 06/09/27	100,000	88,418
2.014% due 01/25/26	145,000	136,970
2.520% due 11/03/32	70,000	53,287
2.561% due 05/01/32	55,000	42,599
2.572% due 06/03/31	600,000	478,683
2.666% due 01/29/31	150,000	121,725
2.904% due 11/03/42	50,000	32,026
2.976% due 11/05/30	100,000	83,790
3.057% due 01/25/33	135,000	106,773
3.070% due 02/24/28	650,000	589,848
3.106% due 04/08/26	200,000	190,912
3.290% due 03/17/26	100,000	95,726
3.400% due 05/01/26	100,000	93,969
3.520% due 10/27/28	100,000	90,519
3.668% due 07/24/28	100,000	91,781
3.785% due 03/17/33	450,000	375,570
3.875% due 03/26/25	100,000	96,640
3.878% due 01/24/39	100,000	77,534
3.887% due 01/10/28	100,000	93,270
4.125% due 07/25/28	100,000	91,049
4.300% due 11/20/26	100,000	94,850
4.750% due 05/18/46	50,000	39,183
5.300% due 05/06/44	400,000	342,248
6.125% due 08/25/36	100,000	96,855
6.174% due 05/25/34	115,000	109,976
6.270% due 11/17/33	235,000	234,467
CME Group, Inc.
3.000% due 03/15/25	50,000	48,194
3.750% due 06/15/28	100,000	94,543
4.150% due 06/15/48	50,000	40,960
CNA Financial Corp.
3.450% due 08/15/27	100,000	92,418
4.500% due 03/01/26	50,000	48,418
Comerica Bank 4.000% due 07/27/25	250,000	233,525
Commonwealth Bank of Australia (Australia) 5.499% due 09/12/25	250,000	249,644
Cooperatieve Rabobank UA (Netherlands)
3.375% due 05/21/25	250,000	240,909
5.250% due 05/24/41	200,000	191,652
Corebridge Financial, Inc. 3.650% due 04/05/27	500,000	463,249
Corp Andina de Fomento (Multi-National) 2.250% due 02/08/27	200,000	178,331
Corporate Office Properties LP REIT
2.250% due 03/15/26	35,000	31,541
2.900% due 12/01/33	65,000	45,661
Council Of Europe Development Bank (Multi-National)
3.625% due 01/26/28	250,000	238,830
3.750% due 05/25/26	300,000	290,771
Credit Suisse AG (Switzerland)
3.700% due 02/21/25	250,000	241,057
5.000% due 07/09/27	300,000	288,316
Crown Castle, Inc. REIT
2.100% due 04/01/31	200,000	152,736
3.250% due 01/15/51	200,000	121,728
3.650% due 09/01/27	35,000	32,157
3.700% due 06/15/26	35,000	33,123
3.800% due 02/15/28	50,000	45,896
4.000% due 03/01/27	40,000	37,590

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
4.300% due 02/15/29	$60,000	$55,448
4.450% due 02/15/26	35,000	33,908
4.750% due 05/15/47	25,000	19,467
5.000% due 01/11/28	35,000	33,841
CubeSmart LP REIT
2.000% due 02/15/31	15,000	11,309
3.125% due 09/01/26	50,000	46,090
Deutsche Bank AG (Germany)
2.129% due 11/24/26	350,000	316,632
2.552% due 01/07/28	150,000	130,971
3.547% due 09/18/31	500,000	403,418
7.146% due 07/13/27	150,000	151,072
Digital Realty Trust LP REIT
3.700% due 08/15/27	50,000	46,210
4.450% due 07/15/28	100,000	93,825
Discover Bank 3.450% due 07/27/26	250,000	227,467
Enstar Group Ltd. 4.950% due 06/01/29	25,000	23,109
EPR Properties REIT 3.600% due 11/15/31	30,000	22,266
Equinix, Inc. REIT
2.000% due 05/15/28	35,000	29,555
2.150% due 07/15/30	350,000	275,177
2.500% due 05/15/31	100,000	78,144
2.625% due 11/18/24	65,000	62,563
3.400% due 02/15/52	10,000	6,341
Equitable Holdings, Inc. 4.350% due 04/20/28	300,000	279,514
ERP Operating LP REIT
2.850% due 11/01/26	70,000	64,767
3.500% due 03/01/28	100,000	91,977
4.500% due 06/01/45	75,000	57,616
Essex Portfolio LP REIT
2.550% due 06/15/31	65,000	50,509
2.650% due 03/15/32	30,000	23,120
3.375% due 04/15/26	50,000	47,248
4.000% due 03/01/29	25,000	22,742
European Bank for Reconstruction & Development (Multi-National)
0.500% due 01/28/26	300,000	270,264
4.375% due 03/09/28	120,000	118,192
European Investment Bank (Multi-National)
0.375% due 03/26/26	300,000	268,326
0.625% due 10/21/27	250,000	212,873
0.750% due 10/26/26	83,000	73,433
1.250% due 02/14/31	300,000	237,281
1.375% due 03/15/27	350,000	312,261
1.625% due 03/14/25	230,000	218,164
1.625% due 10/09/29	195,000	164,823
2.750% due 08/15/25	600,000	574,576
3.625% due 07/15/30	160,000	149,785
3.750% due 02/14/33	325,000	301,881
3.875% due 03/15/28	400,000	386,416
4.500% due 10/16/28	100,000	99,206
Extra Space Storage LP REIT
3.900% due 04/01/29	220,000	197,785
4.000% due 06/15/29	100,000	89,765
Fairfax Financial Holdings Ltd. (Canada) 5.625% due 08/16/32	150,000	140,295
Federal Realty OP LP REIT
1.250% due 02/15/26	300,000	269,677
4.500% due 12/01/44	50,000	36,956
Fidelity National Financial, Inc.
3.400% due 06/15/30	200,000	170,146
4.500% due 08/15/28	50,000	46,513
Fifth Third Bancorp
1.707% due 11/01/27	155,000	133,999
2.550% due 05/05/27	60,000	52,759
4.772% due 07/28/30	200,000	181,655
6.339% due 07/27/29	245,000	242,158

	Principal Amount	Value
8.250% due 03/01/38	$25,000	$26,680
FS KKR Capital Corp.
2.625% due 01/15/27	100,000	85,703
3.250% due 07/15/27	50,000	43,090
4.125% due 02/01/25	50,000	48,062
Globe Life, Inc. 4.550% due 09/15/28	50,000	47,451
GLP Capital LP/GLP Financing II, Inc. REIT
3.250% due 01/15/32	50,000	38,858
4.000% due 01/15/31	50,000	41,678
5.250% due 06/01/25	25,000	24,508
5.375% due 04/15/26	50,000	48,525
5.750% due 06/01/28	25,000	23,995
Goldman Sachs Group, Inc.
1.093% due 12/09/26	290,000	259,554
1.431% due 03/09/27	80,000	71,246
1.542% due 09/10/27	100,000	87,592
1.948% due 10/21/27	250,000	220,819
2.383% due 07/21/32	70,000	53,345
2.615% due 04/22/32	70,000	54,708
2.640% due 02/24/28	250,000	223,015
2.650% due 10/21/32	250,000	193,078
2.908% due 07/21/42	60,000	38,804
3.102% due 02/24/33	250,000	200,008
3.210% due 04/22/42	60,000	40,716
3.436% due 02/24/43	450,000	310,688
3.500% due 01/23/25	150,000	145,128
3.500% due 04/01/25	100,000	96,314
3.500% due 11/16/26	100,000	93,052
3.615% due 03/15/28	200,000	184,608
3.750% due 05/22/25	150,000	144,628
3.750% due 02/25/26	60,000	57,060
3.800% due 03/15/30	250,000	220,716
3.814% due 04/23/29	150,000	136,277
3.850% due 01/26/27	160,000	150,149
4.017% due 10/31/38	100,000	78,792
4.223% due 05/01/29	200,000	185,080
4.411% due 04/23/39	450,000	370,804
4.482% due 08/23/28	500,000	473,411
4.750% due 10/21/45	100,000	84,293
6.750% due 10/01/37	200,000	202,706
Golub Capital BDC, Inc. 2.500% due 08/24/26	60,000	52,622
Hartford Financial Services Group, Inc. 2.900% due 09/15/51	100,000	59,007
Healthcare Realty Holdings LP REIT
2.000% due 03/15/31	25,000	18,759
3.100% due 02/15/30	50,000	41,680
Healthpeak OP LLC REIT
2.875% due 01/15/31	200,000	162,742
3.000% due 01/15/30	100,000	84,586
3.400% due 02/01/25	7,000	6,761
Hercules Capital, Inc. 3.375% due 01/20/27	35,000	30,625
Highwoods Realty LP REIT
4.125% due 03/15/28	20,000	17,892
4.200% due 04/15/29	50,000	42,405
Host Hotels & Resorts LP REIT
3.375% due 12/15/29	25,000	21,024
3.500% due 09/15/30	100,000	83,015
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26	250,000	232,439
2.251% due 11/22/27	250,000	220,764
2.357% due 08/18/31	250,000	192,181
2.804% due 05/24/32	200,000	155,014
2.848% due 06/04/31	200,000	160,055
2.999% due 03/10/26	200,000	190,651
3.900% due 05/25/26	200,000	189,317
3.973% due 05/22/30	290,000	255,190
4.250% due 08/18/25	200,000	192,417
4.375% due 11/23/26	200,000	189,866

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
4.762% due 03/29/33	$300,000	$255,645
5.210% due 08/11/28	300,000	288,955
5.887% due 08/14/27	250,000	247,048
6.254% due 03/09/34	200,000	195,623
6.332% due 03/09/44	200,000	192,256
6.547% due 06/20/34	350,000	332,251
6.800% due 06/01/38	150,000	145,391
7.336% due 11/03/26	200,000	204,211
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	50,000	37,690
Huntington Bancshares, Inc. 5.023% due 05/17/33	70,000	61,749
ING Groep NV (Netherlands)
4.252% due 03/28/33	200,000	172,839
4.550% due 10/02/28	200,000	187,951
6.083% due 09/11/27	200,000	199,214
Inter-American Development Bank (Multi-National)
0.625% due 07/15/25	700,000	645,751
0.875% due 04/20/26	250,000	225,665
1.125% due 07/20/28	300,000	253,685
1.125% due 01/13/31	150,000	116,911
1.750% due 03/14/25	300,000	284,899
2.000% due 06/02/26	150,000	138,883
2.000% due 07/23/26	100,000	92,333
3.200% due 08/07/42	100,000	76,139
3.500% due 09/14/29	200,000	187,900
4.000% due 01/12/28	100,000	96,999
4.500% due 09/13/33	200,000	195,531
Inter-American Investment Corp. (Multi-National) 4.125% due 02/15/28	150,000	145,155
Intercontinental Exchange, Inc.
1.850% due 09/15/32	65,000	47,636
2.650% due 09/15/40	65,000	42,602
3.000% due 09/15/60	65,000	36,959
3.100% due 09/15/27	100,000	91,718
5.200% due 06/15/62	350,000	307,279
International Bank for Reconstruction & Development (Multi-National)
0.375% due 07/28/25	350,000	320,770
0.500% due 10/28/25	200,000	182,066
0.625% due 04/22/25	1,100,000	1,022,499
0.750% due 11/24/27	195,000	166,146
0.875% due 05/14/30	350,000	273,250
1.125% due 09/13/28	160,000	134,838
1.250% due 02/10/31	500,000	393,121
1.375% due 04/20/28	250,000	215,767
1.625% due 01/15/25	150,000	142,906
1.625% due 11/03/31	190,000	151,772
1.750% due 10/23/29	100,000	84,711
2.500% due 03/29/32	200,000	169,450
3.125% due 11/20/25	50,000	47,990
3.125% due 06/15/27	600,000	566,221
3.500% due 07/12/28	260,000	246,488
3.625% due 09/21/29	250,000	236,319
3.875% due 02/14/30	200,000	190,277
4.000% due 07/25/30	180,000	171,912
International Finance Corp. (Multi-National)
0.750% due 10/08/26	100,000	88,525
0.750% due 08/27/30	250,000	191,727
1.375% due 10/16/24	90,000	86,210
3.625% due 09/15/25	67,000	65,133
Invesco Finance PLC 5.375% due 11/30/43	200,000	176,985
Invitation Homes Operating Partnership LP REIT 2.000% due 08/15/31	300,000	222,237
Jackson Financial, Inc. 5.170% due 06/08/27	55,000	53,057
Jefferies Financial Group, Inc.
2.625% due 10/15/31	100,000	76,082

	Principal Amount	Value
2.750% due 10/15/32	$40,000	$29,890
5.875% due 07/21/28	200,000	195,848
JPMorgan Chase & Co.
1.040% due 02/04/27	500,000	445,113
1.045% due 11/19/26	100,000	89,896
1.470% due 09/22/27	75,000	65,731
1.561% due 12/10/25	100,000	94,537
1.578% due 04/22/27	65,000	58,024
1.764% due 11/19/31	100,000	75,274
2.069% due 06/01/29	140,000	118,041
2.083% due 04/22/26	250,000	234,720
2.182% due 06/01/28	650,000	569,833
2.301% due 10/15/25	615,000	590,050
2.525% due 11/19/41	100,000	62,891
2.545% due 11/08/32	375,000	290,357
2.580% due 04/22/32	75,000	59,197
2.595% due 02/24/26	100,000	95,235
2.739% due 10/15/30	75,000	62,757
2.947% due 02/24/28	60,000	54,458
2.956% due 05/13/31	65,000	53,429
2.963% due 01/25/33	100,000	79,643
3.109% due 04/22/51	250,000	155,339
3.157% due 04/22/42	300,000	206,343
3.200% due 06/15/26	100,000	94,065
3.328% due 04/22/52	70,000	45,533
3.509% due 01/23/29	185,000	167,904
3.540% due 05/01/28	100,000	92,003
3.702% due 05/06/30	150,000	133,859
3.882% due 07/24/38	150,000	119,848
3.964% due 11/15/48	100,000	73,049
4.032% due 07/24/48	150,000	112,553
4.080% due 04/26/26	250,000	242,679
4.452% due 12/05/29	150,000	140,061
4.851% due 07/25/28	500,000	482,103
4.912% due 07/25/33	500,000	460,235
5.350% due 06/01/34	105,000	99,630
5.500% due 10/15/40	100,000	94,607
5.546% due 12/15/25	200,000	198,689
5.600% due 07/15/41	100,000	95,259
5.717% due 09/14/33	190,000	182,759
6.400% due 05/15/38	300,000	312,511
KeyBank NA 5.850% due 11/15/27	250,000	237,895
KeyCorp
2.250% due 04/06/27	350,000	297,444
4.150% due 10/29/25	30,000	28,431
Kimco Realty OP LLC REIT
2.250% due 12/01/31	70,000	52,628
3.700% due 10/01/49	25,000	16,449
4.125% due 12/01/46	50,000	34,752
Kite Realty Group Trust REIT 4.750% due 09/15/30	25,000	22,279
Kreditanstalt fuer Wiederaufbau (Germany)
0.375% due 07/18/25	250,000	229,535
0.625% due 01/22/26	730,000	660,416
1.250% due 01/31/25	500,000	473,314
1.750% due 09/14/29	100,000	85,046
2.500% due 11/20/24	375,000	362,502
3.000% due 05/20/27	200,000	188,195
3.625% due 04/01/26	155,000	150,094
3.750% due 02/15/28	440,000	422,312
4.125% due 07/15/33	400,000	380,559
4.998% due 06/29/37	200,000	102,246
Landwirtschaftliche Rentenbank (Germany)
0.500% due 05/27/25	200,000	184,841
0.875% due 09/03/30	200,000	154,285
1.750% due 07/27/26	100,000	91,684
Lazard Group LLC
3.625% due 03/01/27	50,000	45,886
4.375% due 03/11/29	50,000	46,080

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Legg Mason, Inc. 4.750% due 03/15/26	$50,000	$48,894
Lincoln National Corp.
3.625% due 12/12/26	150,000	139,494
3.800% due 03/01/28	35,000	31,765
4.350% due 03/01/48	25,000	17,429
Lloyds Banking Group PLC (United Kingdom)
3.750% due 03/18/28	200,000	183,791
4.582% due 12/10/25	200,000	191,344
5.985% due 08/07/27	220,000	218,089
7.953% due 11/15/33	200,000	207,170
LXP Industrial Trust REIT 2.375% due 10/01/31	70,000	51,358
M&T Bank Corp. 4.553% due 08/16/28	65,000	60,032
Main Street Capital Corp. 3.000% due 07/14/26	100,000	88,416
Manufacturers & Traders Trust Co. 4.650% due 01/27/26	300,000	286,023
Manulife Financial Corp. (Canada)
3.703% due 03/16/32	100,000	87,594
4.150% due 03/04/26	50,000	48,323
5.375% due 03/04/46	50,000	46,218
Markel Group, Inc.
3.450% due 05/07/52	70,000	44,644
3.500% due 11/01/27	50,000	45,990
5.000% due 05/20/49	30,000	24,839
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31	45,000	35,424
3.500% due 03/10/25	75,000	72,715
3.750% due 03/14/26	100,000	95,913
4.200% due 03/01/48	100,000	77,480
4.375% due 03/15/29	70,000	66,436
5.400% due 09/15/33	100,000	97,423
5.750% due 11/01/32	100,000	100,233
Mastercard, Inc.
1.900% due 03/15/31	100,000	79,526
2.000% due 11/18/31	200,000	157,030
2.950% due 11/21/26	50,000	46,854
2.950% due 06/01/29	50,000	44,549
2.950% due 03/15/51	45,000	29,218
3.650% due 06/01/49	50,000	37,208
3.800% due 11/21/46	50,000	38,650
3.950% due 02/26/48	15,000	11,900
MetLife, Inc.
4.550% due 03/23/30	350,000	332,216
5.700% due 06/15/35	100,000	98,220
5.875% due 02/06/41	200,000	195,318
6.375% due 06/15/34	100,000	103,538
Mid-America Apartments LP REIT
3.600% due 06/01/27	100,000	93,651
3.950% due 03/15/29	25,000	23,098
Mitsubishi UFJ Financial Group, Inc. (Japan)
0.962% due 10/11/25	200,000	189,183
1.640% due 10/13/27	200,000	176,443
2.048% due 07/17/30	200,000	155,952
2.852% due 01/19/33	200,000	157,342
3.677% due 02/22/27	100,000	94,048
3.777% due 03/02/25	50,000	48,492
3.850% due 03/01/26	200,000	191,195
3.961% due 03/02/28	50,000	46,947
4.050% due 09/11/28	150,000	139,614
5.441% due 02/22/34	200,000	190,964
5.475% due 02/22/31	200,000	193,909
5.719% due 02/20/26	500,000	497,266
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31	200,000	154,798
3.261% due 05/22/30	200,000	172,230
3.663% due 02/28/27	200,000	186,707
5.754% due 05/27/34	250,000	240,828
5.778% due 07/06/29	200,000	197,322

	Principal Amount	Value
Morgan Stanley
0.864% due 10/21/25	$70,000	$65,977
1.164% due 10/21/25	225,000	212,459
1.512% due 07/20/27	100,000	88,390
1.593% due 05/04/27	145,000	129,094
1.794% due 02/13/32	65,000	48,173
2.188% due 04/28/26	500,000	469,886
2.239% due 07/21/32	100,000	75,419
2.475% due 01/21/28	170,000	151,641
2.484% due 09/16/36	100,000	72,712
2.699% due 01/22/31	445,000	364,063
2.802% due 01/25/52	400,000	233,219
2.943% due 01/21/33	135,000	106,360
3.125% due 07/27/26	70,000	65,048
3.217% due 04/22/42	55,000	37,927
3.591% due 07/22/28 §	100,000	91,287
3.622% due 04/01/31	200,000	172,384
3.625% due 01/20/27	300,000	280,199
4.300% due 01/27/45	100,000	79,134
4.350% due 09/08/26	90,000	85,845
4.431% due 01/23/30	95,000	87,920
4.457% due 04/22/39	150,000	125,393
5.050% due 01/28/27	560,000	549,084
5.123% due 02/01/29	600,000	578,029
5.164% due 04/20/29	155,000	149,183
5.250% due 04/21/34	180,000	167,240
5.449% due 07/20/29	145,000	141,357
5.597% due 03/24/51	100,000	93,790
5.948% due 01/19/38	300,000	280,622
6.342% due 10/18/33	325,000	327,025
7.250% due 04/01/32	100,000	109,630
Nasdaq, Inc.
1.650% due 01/15/31	150,000	113,412
2.500% due 12/21/40	150,000	92,373
National Australia Bank Ltd. (Australia) 5.132% due 11/22/24	250,000	248,642
Natwest Group PLC (United Kingdom)
3.032% due 11/28/35	350,000	263,841
3.073% due 05/22/28	200,000	178,523
7.472% due 11/10/26	300,000	306,115
NNN REIT, Inc.
4.300% due 10/15/28	35,000	32,389
5.600% due 10/15/33	125,000	117,908
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26	100,000	88,411
1.851% due 07/16/25	200,000	185,115
2.329% due 01/22/27	300,000	264,131
Nordic Investment Bank (Multi-National) 0.500% due 01/21/26	300,000	270,761
Northern Trust Corp.
1.950% due 05/01/30	75,000	59,768
3.375% due 05/08/32	63,000	55,646
3.650% due 08/03/28	50,000	46,349
4.000% due 05/10/27	35,000	33,125
Oaktree Specialty Lending Corp. 2.700% due 01/15/27	50,000	43,089
Oesterreichische Kontrollbank AG (Austria)
0.375% due 09/17/25	90,000	82,043
1.500% due 02/12/25	300,000	284,436
4.250% due 03/01/28	35,000	34,248
4.625% due 11/03/25	70,000	69,270
Old Republic International Corp. 3.850% due 06/11/51	55,000	36,415
Omega Healthcare Investors, Inc. REIT
4.500% due 01/15/25	25,000	24,310
4.750% due 01/15/28	50,000	46,319
ORIX Corp. (Japan)
3.700% due 07/18/27	50,000	46,702
4.000% due 04/13/32	100,000	88,066
Physicians Realty LP REIT 2.625% due 11/01/31	50,000	37,711

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Piedmont Operating Partnership LP REIT
2.750% due 04/01/32	$35,000	$22,832
9.250% due 07/20/28	200,000	202,049
PNC Bank NA
2.950% due 02/23/25	300,000	287,192
4.050% due 07/26/28	350,000	316,908
PNC Financial Services Group, Inc.
2.550% due 01/22/30	350,000	284,226
5.068% due 01/24/34	40,000	36,300
5.582% due 06/12/29	120,000	116,471
5.939% due 08/18/34	200,000	192,266
Principal Financial Group, Inc.
3.700% due 05/15/29	25,000	22,534
4.625% due 09/15/42	100,000	80,114
5.375% due 03/15/33	30,000	28,840
Progressive Corp.
2.500% due 03/15/27	40,000	36,353
3.000% due 03/15/32	50,000	41,932
3.700% due 03/15/52	175,000	124,898
4.000% due 03/01/29	25,000	23,620
4.125% due 04/15/47	100,000	78,646
Prologis LP REIT
1.250% due 10/15/30	55,000	41,098
1.625% due 03/15/31	100,000	75,429
1.750% due 02/01/31	20,000	15,332
2.125% due 04/15/27	25,000	22,368
2.125% due 10/15/50	40,000	20,098
2.250% due 04/15/30	30,000	24,514
2.250% due 01/15/32	50,000	38,778
2.875% due 11/15/29	40,000	34,348
3.000% due 04/15/50	25,000	15,273
3.375% due 12/15/27	60,000	55,227
4.375% due 02/01/29	15,000	14,190
4.875% due 06/15/28	200,000	195,040
Prudential Financial, Inc.
1.500% due 03/10/26	20,000	18,153
2.100% due 03/10/30	15,000	12,312
3.000% due 03/10/40	25,000	17,395
3.700% due 10/01/50	175,000	142,751
3.700% due 03/13/51	150,000	104,478
3.935% due 12/07/49	132,000	95,101
4.350% due 02/25/50	50,000	38,935
6.625% due 06/21/40	50,000	51,855
Public Storage Operating Co. REIT
0.875% due 02/15/26	50,000	44,925
1.500% due 11/09/26	50,000	44,702
2.300% due 05/01/31	250,000	199,843
3.094% due 09/15/27	30,000	27,680
Raymond James Financial, Inc. 4.950% due 07/15/46	100,000	82,910
Realty Income Corp. REIT
1.800% due 03/15/33	50,000	35,170
2.200% due 06/15/28	35,000	29,951
2.850% due 12/15/32	30,000	23,462
3.000% due 01/15/27	50,000	45,883
3.875% due 04/15/25	150,000	145,683
4.625% due 11/01/25	50,000	48,914
4.850% due 03/15/30	65,000	61,308
4.875% due 06/01/26	25,000	24,546
4.900% due 07/15/33	200,000	182,967
Regency Centers LP REIT
3.600% due 02/01/27	30,000	28,072
3.700% due 06/15/30	35,000	30,479
4.400% due 02/01/47	35,000	25,895
Regions Financial Corp. 1.800% due 08/12/28	300,000	243,667
Reinsurance Group of America, Inc.
3.950% due 09/15/26	60,000	56,704
6.000% due 09/15/33	50,000	48,311
RenaissanceRe Finance, Inc. (Bermuda) 3.450% due 07/01/27	30,000	27,487

	Principal Amount	Value
Royal Bank of Canada (Canada)
1.150% due 06/10/25	$490,000	$453,288
1.150% due 07/14/26	50,000	44,214
2.050% due 01/21/27	100,000	89,604
3.625% due 05/04/27	150,000	140,020
4.650% due 01/27/26	200,000	194,676
4.900% due 01/12/28	150,000	145,800
5.200% due 07/20/26	250,000	247,363
Santander Holdings USA, Inc.
2.490% due 01/06/28	70,000	60,821
4.400% due 07/13/27	145,000	134,642
6.565% due 06/12/29	100,000	97,627
Santander UK Group Holdings PLC (United Kingdom)
1.532% due 08/21/26	200,000	181,381
2.896% due 03/15/32	200,000	154,607
Simon Property Group LP REIT
1.375% due 01/15/27	300,000	262,125
2.450% due 09/13/29	100,000	83,259
2.650% due 07/15/30	100,000	82,360
3.250% due 11/30/26	50,000	46,605
3.250% due 09/13/49	100,000	62,046
3.375% due 06/15/27	100,000	92,321
4.250% due 11/30/46	50,000	36,419
5.850% due 03/08/53	200,000	185,054
Spirit Realty LP REIT 3.400% due 01/15/30	50,000	41,903
STORE Capital Corp. REIT 4.500% due 03/15/28	150,000	132,093
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.948% due 01/12/26	200,000	179,185
1.474% due 07/08/25	200,000	185,082
1.710% due 01/12/31	200,000	149,308
1.902% due 09/17/28	250,000	206,523
2.296% due 01/12/41	200,000	122,874
2.348% due 01/15/25	200,000	190,988
3.010% due 10/19/26	200,000	184,253
3.202% due 09/17/29	150,000	129,181
3.364% due 07/12/27	150,000	137,541
3.784% due 03/09/26	100,000	95,254
5.766% due 01/13/33	200,000	195,634
5.800% due 07/13/28	250,000	248,439
Sun Communities Operating LP REIT
2.300% due 11/01/28	65,000	53,997
5.700% due 01/15/33	100,000	94,693
Synchrony Financial
3.700% due 08/04/26	50,000	45,167
3.950% due 12/01/27	100,000	87,969
4.875% due 06/13/25	100,000	95,913
Tanger Properties LP REIT 3.875% due 07/15/27	50,000	44,144
Toronto-Dominion Bank (Canada)
0.750% due 01/06/26	200,000	178,541
1.200% due 06/03/26	100,000	88,724
4.693% due 09/15/27	200,000	192,439
5.103% due 01/09/26	100,000	98,706
5.156% due 01/10/28	500,000	488,290
Travelers Cos., Inc.
3.050% due 06/08/51	50,000	32,042
5.450% due 05/25/53	250,000	238,900
6.250% due 06/15/37	125,000	131,645
Travelers Property Casualty Corp. 6.375% due 03/15/33	100,000	106,389
Truist Financial Corp.
1.125% due 08/03/27	100,000	83,575
1.200% due 08/05/25	135,000	123,889
1.267% due 03/02/27	120,000	106,375
1.887% due 06/07/29	125,000	102,727
1.950% due 06/05/30	135,000	103,909
3.700% due 06/05/25	100,000	96,041
4.000% due 05/01/25	100,000	96,591
4.873% due 01/26/29	40,000	37,563

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
4.916% due 07/28/33	$100,000	$84,903
5.867% due 06/08/34	200,000	188,386
U.S. Bancorp
1.375% due 07/22/30	150,000	109,461
1.450% due 05/12/25	150,000	139,971
2.491% due 11/03/36	200,000	141,037
4.548% due 07/22/28	100,000	93,977
4.839% due 02/01/34	200,000	176,223
5.775% due 06/12/29	250,000	243,484
5.850% due 10/21/33	30,000	28,421
UBS AG (Switzerland) 5.800% due 09/11/25	200,000	199,293
UBS Group AG (Switzerland) 3.750% due 03/26/25	250,000	240,555
UDR, Inc. REIT
2.100% due 06/15/33	100,000	70,889
3.100% due 11/01/34	50,000	37,784
3.200% due 01/15/30	50,000	42,878
4.400% due 01/26/29	25,000	23,122
Unum Group
4.000% due 06/15/29	70,000	63,020
4.125% due 06/15/51	100,000	65,857
Ventas Realty LP REIT
3.000% due 01/15/30	50,000	41,547
3.250% due 10/15/26	100,000	91,915
4.000% due 03/01/28	50,000	45,946
4.125% due 01/15/26	31,000	29,687
Visa, Inc.
1.100% due 02/15/31	200,000	151,084
1.900% due 04/15/27	250,000	224,386
2.050% due 04/15/30	300,000	247,861
3.650% due 09/15/47	25,000	19,002
4.150% due 12/14/35	30,000	27,144
4.300% due 12/14/45	100,000	84,742
Voya Financial, Inc.
3.650% due 06/15/26	50,000	47,127
4.800% due 06/15/46	30,000	22,907
W R Berkley Corp. 4.000% due 05/12/50	115,000	81,536
Wachovia Corp. 5.500% due 08/01/35	200,000	184,352
Wells Fargo & Co.
2.188% due 04/30/26	300,000	281,756
2.393% due 06/02/28	500,000	438,646
2.406% due 10/30/25	130,000	124,624
3.000% due 04/22/26	150,000	139,779
3.000% due 10/23/26	150,000	137,826
3.068% due 04/30/41	500,000	336,231
3.196% due 06/17/27	260,000	241,535
3.350% due 03/02/33	390,000	315,420
3.526% due 03/24/28	355,000	326,202
3.908% due 04/25/26	250,000	240,957
4.150% due 01/24/29	200,000	183,741
4.478% due 04/04/31	200,000	181,508
4.540% due 08/15/26	100,000	97,150
4.611% due 04/25/53	250,000	195,953
4.808% due 07/25/28	65,000	62,041
4.897% due 07/25/33	65,000	58,853
5.013% due 04/04/51	250,000	210,301
5.389% due 04/24/34	330,000	308,645
5.557% due 07/25/34	160,000	151,589
5.574% due 07/25/29	365,000	356,237
5.606% due 01/15/44	100,000	88,804
Wells Fargo Bank NA
5.450% due 08/07/26	250,000	248,409
6.600% due 01/15/38	100,000	101,461
Welltower OP LLC REIT
2.050% due 01/15/29	60,000	49,644
2.750% due 01/15/31	145,000	116,680
2.750% due 01/15/32	50,000	39,282
2.800% due 06/01/31	100,000	80,145

	Principal Amount	Value
4.125% due 03/15/29	$100,000	$91,416
Westpac Banking Corp. (Australia)
1.953% due 11/20/28	100,000	84,668
2.150% due 06/03/31	100,000	79,545
2.700% due 08/19/26	150,000	139,147
2.894% due 02/04/30	200,000	188,619
2.963% due 11/16/40	200,000	121,894
3.400% due 01/25/28	100,000	92,778
4.043% due 08/26/27	100,000	95,874
4.110% due 07/24/34	65,000	56,183
4.421% due 07/24/39	45,000	34,327
5.457% due 11/18/27	100,000	100,131
Weyerhaeuser Co. REIT
4.000% due 11/15/29	100,000	90,092
7.375% due 03/15/32	100,000	108,744
Willis North America, Inc.
2.950% due 09/15/29	75,000	64,004
3.875% due 09/15/49	35,000	23,492
4.650% due 06/15/27	100,000	95,781
XL Group Ltd. (Bermuda) 5.250% due 12/15/43	50,000	44,798

		115,347,403

Industrial - 1.9%
3M Co.
2.375% due 08/26/29	300,000	251,089
2.875% due 10/15/27	100,000	90,459
3.250% due 08/26/49	200,000	127,012
4.000% due 09/14/48	250,000	187,925
Agilent Technologies, Inc. 2.300% due 03/12/31	100,000	79,224
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/24	50,000	48,481
3.550% due 10/01/27	50,000	45,702
Amcor Finance USA, Inc. 5.625% due 05/26/33	65,000	62,485
Amcor Flexibles North America, Inc.
2.690% due 05/25/31	65,000	51,604
4.000% due 05/17/25	65,000	62,891
Amphenol Corp.
2.050% due 03/01/25	25,000	23,788
2.200% due 09/15/31	60,000	46,964
4.350% due 06/01/29	50,000	47,473
Arrow Electronics, Inc. 3.875% due 01/12/28	25,000	22,819
Avnet, Inc.
4.625% due 04/15/26	25,000	24,051
6.250% due 03/15/28	100,000	99,805
Berry Global, Inc. 1.570% due 01/15/26	200,000	180,855
Boeing Co.
2.196% due 02/04/26	500,000	459,206
2.750% due 02/01/26	50,000	46,723
2.950% due 02/01/30	100,000	84,216
3.200% due 03/01/29	200,000	175,774
3.250% due 02/01/28	50,000	45,125
3.250% due 03/01/28	25,000	22,485
3.550% due 03/01/38	15,000	11,011
3.625% due 02/01/31	30,000	25,932
3.625% due 03/01/48	10,000	6,500
3.750% due 02/01/50	100,000	68,049
3.825% due 03/01/59	50,000	32,009
3.850% due 11/01/48	35,000	23,946
4.875% due 05/01/25	85,000	83,553
5.150% due 05/01/30	150,000	143,372
5.705% due 05/01/40	200,000	184,665
5.805% due 05/01/50	400,000	362,548
5.875% due 02/15/40	50,000	47,327
5.930% due 05/01/60	150,000	134,872

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Burlington Northern Santa Fe LLC
3.050% due 02/15/51	$200,000	$126,955
3.300% due 09/15/51	200,000	134,383
3.550% due 02/15/50	150,000	106,879
3.650% due 09/01/25	50,000	48,440
4.125% due 06/15/47	50,000	39,260
4.450% due 01/15/53	300,000	248,904
4.700% due 09/01/45	50,000	42,717
5.200% due 04/15/54	60,000	55,053
5.750% due 05/01/40	100,000	99,454
Canadian National Railway Co. (Canada)
2.950% due 11/21/24	100,000	96,964
3.850% due 08/05/32	100,000	89,150
6.200% due 06/01/36	50,000	52,485
Canadian Pacific Railway Co. (Canada)
2.450% due 12/02/31	200,000	172,976
2.900% due 02/01/25	150,000	144,473
3.100% due 12/02/51	200,000	125,275
4.000% due 06/01/28	35,000	32,900
4.800% due 09/15/35	20,000	18,299
4.950% due 08/15/45	100,000	86,370
6.125% due 09/15/15	30,000	29,265
Carlisle Cos., Inc.
2.200% due 03/01/32	100,000	75,812
3.750% due 12/01/27	50,000	46,501
Carrier Global Corp.
2.242% due 02/15/25	35,000	33,273
2.493% due 02/15/27	35,000	31,545
2.722% due 02/15/30	50,000	41,700
3.377% due 04/05/40	15,000	10,736
3.577% due 04/05/50	450,000	304,122
Caterpillar Financial Services Corp.
0.800% due 11/13/25	60,000	54,502
0.900% due 03/02/26	200,000	180,237
3.400% due 05/13/25	100,000	96,728
4.350% due 05/15/26	302,000	295,317
Caterpillar, Inc.
2.600% due 04/09/30	500,000	428,610
3.250% due 09/19/49	100,000	70,285
3.803% due 08/15/42	100,000	80,182
CNH Industrial Capital LLC 1.450% due 07/15/26	100,000	89,151
CNH Industrial NV (United Kingdom) 3.850% due 11/15/27	35,000	32,605
CSX Corp.
3.250% due 06/01/27	250,000	232,593
4.100% due 11/15/32	100,000	90,010
4.500% due 03/15/49	65,000	52,709
4.650% due 03/01/68	45,000	36,116
5.200% due 11/15/33	350,000	338,717
5.500% due 04/15/41	75,000	70,799
Deere & Co.
2.875% due 09/07/49	15,000	9,994
3.900% due 06/09/42	100,000	82,734
Dover Corp. 5.375% due 03/01/41	50,000	46,251
Eagle Materials, Inc. 2.500% due 07/01/31	50,000	39,134
Eaton Corp.
4.000% due 11/02/32	100,000	89,941
4.150% due 03/15/33	55,000	49,746
Emerson Electric Co.
0.875% due 10/15/26	35,000	30,760
2.200% due 12/21/31	100,000	79,646
3.150% due 06/01/25	100,000	96,279
FedEx Corp.
3.100% due 08/05/29	50,000	44,000
3.875% due 08/01/42	100,000	75,212
4.200% due 10/17/28	100,000	95,109
4.400% due 01/15/47	50,000	38,711
4.750% due 11/15/45	50,000	40,884
5.250% due 05/15/50	350,000	308,635

	Principal Amount	Value
Flex Ltd.
3.750% due 02/01/26	$50,000	$47,547
4.750% due 06/15/25	50,000	48,802
4.875% due 06/15/29	25,000	23,391
Fortive Corp. 4.300% due 06/15/46	125,000	94,091
Fortune Brands Innovations, Inc. 5.875% due 06/01/33	125,000	120,495
GATX Corp.
3.250% due 03/30/25	100,000	95,751
4.550% due 11/07/28	25,000	23,387
5.450% due 09/15/33	100,000	93,940
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/35	350,000	313,388
General Dynamics Corp.
2.250% due 06/01/31	5,000	4,042
2.850% due 06/01/41	10,000	6,880
3.750% due 05/15/28	180,000	169,208
4.250% due 04/01/50	200,000	164,583
Honeywell International, Inc.
1.100% due 03/01/27	300,000	263,244
2.500% due 11/01/26	100,000	92,576
2.700% due 08/15/29	60,000	52,455
4.250% due 01/15/29	375,000	358,287
Hubbell, Inc. 3.350% due 03/01/26	50,000	47,367
Huntington Ingalls Industries, Inc. 2.043% due 08/16/28	50,000	42,043
IDEX Corp.
2.625% due 06/15/31	100,000	80,243
3.000% due 05/01/30	15,000	12,715
Illinois Tool Works, Inc. 4.875% due 09/15/41	100,000	93,304
Jabil, Inc.
1.700% due 04/15/26	65,000	58,416
3.950% due 01/12/28	55,000	50,898
Jacobs Engineering Group, Inc. 6.350% due 08/18/28	200,000	199,555
John Deere Capital Corp.
1.300% due 10/13/26	250,000	223,154
1.750% due 03/09/27	50,000	44,516
2.000% due 06/17/31	100,000	79,148
2.350% due 03/08/27	50,000	45,368
2.650% due 06/10/26	100,000	93,380
2.800% due 09/08/27	50,000	45,825
3.400% due 09/11/25	50,000	48,189
3.450% due 03/13/25	50,000	48,673
3.900% due 06/07/32	20,000	18,030
4.150% due 09/15/27	100,000	96,438
4.800% due 01/09/26	65,000	64,263
4.950% due 07/14/28	210,000	207,191
5.150% due 09/08/26	100,000	99,720
5.150% due 09/08/33	100,000	97,830
5.300% due 09/08/25	100,000	99,799
Johnson Controls International PLC
3.900% due 02/14/26	19,000	18,213
4.500% due 02/15/47	40,000	32,005
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.750% due 09/15/30	15,000	11,684
4.900% due 12/01/32	40,000	38,254
Kennametal, Inc. 4.625% due 06/15/28	50,000	47,176
Keysight Technologies, Inc. 4.550% due 10/30/24	100,000	98,304
L3Harris Technologies, Inc.
2.900% due 12/15/29	30,000	25,574
3.850% due 12/15/26	25,000	23,689
4.400% due 06/15/28	100,000	94,694
5.400% due 07/31/33	250,000	240,415

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Lennox International, Inc. 5.500% due 09/15/28	$100,000	$98,192
Lockheed Martin Corp.
3.550% due 01/15/26	50,000	48,142
3.600% due 03/01/35	25,000	21,142
3.800% due 03/01/45	20,000	15,363
3.900% due 06/15/32	45,000	40,383
4.150% due 06/15/53	385,000	304,241
4.450% due 05/15/28	70,000	67,794
4.500% due 05/15/36	20,000	18,255
4.700% due 05/15/46	44,000	38,730
4.750% due 02/15/34	250,000	236,799
6.150% due 09/01/36	100,000	105,048
Martin Marietta Materials, Inc.
2.500% due 03/15/30	65,000	53,334
3.450% due 06/01/27	21,000	19,519
Masco Corp.
2.000% due 02/15/31	100,000	76,716
3.500% due 11/15/27	100,000	91,534
Mohawk Industries, Inc. 3.625% due 05/15/30	50,000	43,664
Norfolk Southern Corp.
2.300% due 05/15/31	250,000	200,628
3.155% due 05/15/55	20,000	12,266
3.800% due 08/01/28	30,000	27,976
3.942% due 11/01/47	63,000	46,961
4.550% due 06/01/53	145,000	117,198
4.650% due 01/15/46	50,000	41,152
4.837% due 10/01/41	50,000	43,395
5.050% due 08/01/30	70,000	67,494
Northrop Grumman Corp.
3.250% due 01/15/28	350,000	321,197
3.850% due 04/15/45	100,000	74,608
4.700% due 03/15/33	210,000	196,136
nVent Finance SARL (United Kingdom) 2.750% due 11/15/31	50,000	38,080
Oshkosh Corp. 3.100% due 03/01/30	15,000	12,815
Otis Worldwide Corp.
2.056% due 04/05/25	20,000	18,889
2.293% due 04/05/27	20,000	17,974
3.112% due 02/15/40	50,000	35,752
3.362% due 02/15/50	30,000	20,037
5.250% due 08/16/28	135,000	132,793
Owens Corning 3.875% due 06/01/30	150,000	132,629
Packaging Corp. of America 3.400% due 12/15/27	35,000	32,293
Parker-Hannifin Corp.
3.250% due 06/14/29	300,000	266,715
4.000% due 06/14/49	20,000	15,332
6.250% due 05/15/38	100,000	100,535
Precision Castparts Corp.
3.250% due 06/15/25	50,000	48,270
4.375% due 06/15/45	50,000	40,734
Regal Rexnord Corp. 6.050% due 04/15/28 ~	250,000	243,342
Republic Services, Inc.
3.200% due 03/15/25	100,000	96,638
3.375% due 11/15/27	120,000	110,900
3.950% due 05/15/28	100,000	93,971
RTX Corp.
2.250% due 07/01/30	100,000	80,538
3.030% due 03/15/52	250,000	150,691
3.125% due 07/01/50	100,000	62,295
3.500% due 03/15/27	200,000	186,168
3.750% due 11/01/46	50,000	35,467
3.950% due 08/16/25	25,000	24,202
4.125% due 11/16/28	60,000	55,987
4.350% due 04/15/47	200,000	155,857
4.450% due 11/16/38	20,000	16,851

	Principal Amount	Value
4.500% due 06/01/42	$300,000	$245,765
4.625% due 11/16/48	35,000	28,566
5.375% due 02/27/53	100,000	90,610
Ryder System, Inc.
1.750% due 09/01/26	65,000	58,283
4.300% due 06/15/27	75,000	71,464
5.250% due 06/01/28	200,000	194,822
Snap-on, Inc. 3.100% due 05/01/50	35,000	22,806
Stanley Black & Decker, Inc.
2.750% due 11/15/50	50,000	27,066
4.250% due 11/15/28	100,000	93,271
6.272% due 03/06/26	100,000	100,665
Teledyne Technologies, Inc. 2.750% due 04/01/31	200,000	161,611
Textron, Inc.
3.650% due 03/15/27	100,000	93,451
4.000% due 03/15/26	25,000	24,028
Trane Technologies Financing Ltd.
3.800% due 03/21/29	100,000	92,218
5.250% due 03/03/33	45,000	43,529
Trimble, Inc. 4.900% due 06/15/28	50,000	47,846
Tyco Electronics Group SA
2.500% due 02/04/32	45,000	36,052
4.500% due 02/13/26	60,000	58,688
Union Pacific Corp.
2.375% due 05/20/31	40,000	32,417
2.750% due 03/01/26	25,000	23,506
2.891% due 04/06/36	125,000	94,791
2.973% due 09/16/62	25,000	14,238
3.000% due 04/15/27	100,000	92,705
3.200% due 05/20/41	370,000	266,895
3.250% due 08/15/25	50,000	48,035
3.350% due 08/15/46	50,000	33,087
3.550% due 05/20/61	100,000	65,664
3.600% due 09/15/37	20,000	16,103
3.750% due 07/15/25	50,000	48,456
3.799% due 04/06/71	30,000	20,292
4.750% due 02/21/26	125,000	123,485
4.950% due 05/15/53	200,000	179,379
United Parcel Service, Inc.
3.400% due 11/15/46	200,000	140,029
4.875% due 03/03/33	260,000	250,715
5.300% due 04/01/50	250,000	238,392
6.200% due 01/15/38	50,000	53,458
Vulcan Materials Co.
4.500% due 06/15/47	100,000	80,408
5.800% due 03/01/26	35,000	34,843
Waste Connections, Inc.
3.500% due 05/01/29	100,000	90,885
4.200% due 01/15/33	70,000	62,580
Waste Management, Inc.
0.750% due 11/15/25	206,000	186,890
2.950% due 06/01/41	35,000	24,058
3.150% due 11/15/27	100,000	92,126
4.625% due 02/15/33	200,000	186,423
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/28	100,000	94,086
WRKCo, Inc.
4.000% due 03/15/28	100,000	92,772
4.200% due 06/01/32	50,000	44,284
Xylem, Inc.
3.250% due 11/01/26	30,000	27,968
4.375% due 11/01/46	25,000	18,823

		22,399,724

Technology - 1.9%
Activision Blizzard, Inc.
1.350% due 09/15/30	35,000	27,354

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
2.500% due 09/15/50	$100,000	$59,622
3.400% due 09/15/26	50,000	47,442
Adobe, Inc. 1.900% due 02/01/25	230,000	219,830
Analog Devices, Inc.
2.100% due 10/01/31	60,000	47,413
2.800% due 10/01/41	50,000	33,420
2.950% due 10/01/51	55,000	34,386
3.450% due 06/15/27	100,000	93,798
3.500% due 12/05/26	100,000	94,912
Apple, Inc.
0.700% due 02/08/26	400,000	360,717
1.125% due 05/11/25	65,000	60,814
1.400% due 08/05/28	100,000	84,765
1.650% due 05/11/30	410,000	332,629
1.650% due 02/08/31	200,000	158,541
1.700% due 08/05/31	100,000	78,737
2.050% due 09/11/26	100,000	91,935
2.200% due 09/11/29	100,000	85,857
2.550% due 08/20/60	250,000	143,430
2.650% due 05/11/50	100,000	61,299
2.650% due 02/08/51	450,000	273,182
2.700% due 08/05/51	100,000	60,967
2.850% due 08/05/61	100,000	59,122
2.950% due 09/11/49	65,000	42,969
3.000% due 11/13/27	100,000	92,467
3.250% due 02/23/26	570,000	544,840
3.350% due 02/09/27	200,000	189,222
3.750% due 09/12/47	75,000	58,049
3.750% due 11/13/47	50,000	38,823
3.850% due 08/04/46	35,000	27,730
4.250% due 02/09/47	100,000	84,899
4.300% due 05/10/33	250,000	236,143
4.500% due 02/23/36	50,000	47,683
4.650% due 02/23/46	445,000	396,915
Applied Materials, Inc.
1.750% due 06/01/30	30,000	24,016
3.900% due 10/01/25	35,000	34,017
4.350% due 04/01/47	45,000	38,062
5.100% due 10/01/35	35,000	34,472
Autodesk, Inc.
2.400% due 12/15/31	80,000	63,107
2.850% due 01/15/30	55,000	46,656
Broadcom, Inc.
2.450% due 02/15/31 ~	200,000	156,411
3.419% due 04/15/33 ~	250,000	200,064
3.459% due 09/15/26	26,000	24,423
3.500% due 02/15/41 ~	315,000	219,102
3.750% due 02/15/51 ~	140,000	93,688
4.110% due 09/15/28	211,000	194,761
4.150% due 04/15/32 ~	40,000	34,736
4.300% due 11/15/32	200,000	174,551
4.750% due 04/15/29	150,000	141,496
5.000% due 04/15/30	200,000	191,227
Broadridge Financial Solutions, Inc. 3.400% due 06/27/26	50,000	47,009
CDW LLC/CDW Finance Corp. 3.569% due 12/01/31	250,000	206,175
Dell International LLC/EMC Corp.
4.900% due 10/01/26	100,000	97,587
5.300% due 10/01/29	100,000	97,116
5.850% due 07/15/25	200,000	199,774
6.020% due 06/15/26	500,000	502,035
8.100% due 07/15/36	27,000	30,223
8.350% due 07/15/46	13,000	15,210
Electronic Arts, Inc.
1.850% due 02/15/31	30,000	23,327
2.950% due 02/15/51	20,000	12,105
4.800% due 03/01/26	50,000	49,106
Fidelity National Information Services, Inc.
1.150% due 03/01/26	350,000	313,742

	Principal Amount	Value
1.650% due 03/01/28	$20,000	$16,944
2.250% due 03/01/31	50,000	39,146
3.100% due 03/01/41	10,000	6,639
Fiserv, Inc.
2.250% due 06/01/27	100,000	88,812
2.650% due 06/01/30	100,000	82,219
3.200% due 07/01/26	25,000	23,387
3.500% due 07/01/29	245,000	218,715
3.850% due 06/01/25	100,000	96,702
4.400% due 07/01/49	40,000	30,673
5.625% due 08/21/33	100,000	96,932
Genpact Luxembourg SARL 3.375% due 12/01/24	25,000	24,086
Hewlett Packard Enterprise Co.
4.900% due 10/15/25	250,000	245,482
6.200% due 10/15/35	50,000	50,343
6.350% due 10/15/45	50,000	48,742
HP, Inc.
2.650% due 06/17/31	100,000	78,194
4.000% due 04/15/29	100,000	91,423
4.200% due 04/15/32	100,000	86,556
4.750% due 01/15/28	100,000	95,959
6.000% due 09/15/41	55,000	51,929
Intel Corp.
1.600% due 08/12/28	25,000	21,153
2.000% due 08/12/31	50,000	39,186
2.450% due 11/15/29	150,000	127,578
2.600% due 05/19/26	100,000	93,599
2.800% due 08/12/41	40,000	26,239
3.050% due 08/12/51	20,000	12,176
3.200% due 08/12/61	25,000	14,606
3.250% due 11/15/49	500,000	318,974
3.700% due 07/29/25	145,000	140,414
4.150% due 08/05/32	100,000	91,061
4.875% due 02/10/26	200,000	197,645
4.875% due 02/10/28	75,000	73,603
4.900% due 08/05/52	100,000	83,984
5.200% due 02/10/33	315,000	305,155
5.625% due 02/10/43	50,000	47,728
5.700% due 02/10/53	35,000	32,847
5.900% due 02/10/63	250,000	237,270
International Business Machines Corp.
2.850% due 05/15/40	100,000	67,514
3.300% due 05/15/26	300,000	284,742
3.500% due 05/15/29	170,000	153,795
4.150% due 05/15/39	100,000	81,470
4.250% due 05/15/49	300,000	231,836
4.500% due 02/06/26	250,000	244,601
4.750% due 02/06/33	200,000	188,327
5.100% due 02/06/53	200,000	175,492
5.600% due 11/30/39	26,000	24,879
Intuit, Inc.
1.650% due 07/15/30	15,000	11,794
5.200% due 09/15/33	150,000	146,147
KLA Corp.
4.650% due 07/15/32	60,000	56,891
4.950% due 07/15/52	100,000	87,892
Lam Research Corp.
4.000% due 03/15/29	55,000	51,824
4.875% due 03/15/49	25,000	21,881
Leidos, Inc.
2.300% due 02/15/31	55,000	42,330
5.750% due 03/15/33	45,000	43,164
Micron Technology, Inc.
2.703% due 04/15/32	20,000	15,283
3.366% due 11/01/41	15,000	9,893
3.477% due 11/01/51	25,000	15,307
5.875% due 09/15/33	100,000	95,326
6.750% due 11/01/29	250,000	254,172
Microsoft Corp.
2.400% due 08/08/26	250,000	232,334

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
2.525% due 06/01/50	$485,000	$295,620
2.675% due 06/01/60	166,000	97,592
2.921% due 03/17/52	278,000	182,530
3.125% due 11/03/25	100,000	95,836
3.300% due 02/06/27	300,000	284,789
3.450% due 08/08/36	72,000	60,769
3.700% due 08/08/46	500,000	393,857
NVIDIA Corp.
2.000% due 06/15/31	100,000	80,085
2.850% due 04/01/30	250,000	218,248
3.500% due 04/01/50	200,000	145,900
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
2.500% due 05/11/31	100,000	78,140
3.250% due 05/11/41	60,000	40,403
4.300% due 06/18/29	150,000	137,468
4.400% due 06/01/27	40,000	37,964
5.000% due 01/15/33	50,000	46,034
Oracle Corp.
1.650% due 03/25/26	545,000	493,797
2.300% due 03/25/28	70,000	60,681
2.800% due 04/01/27	500,000	454,185
2.875% due 03/25/31	75,000	61,295
2.950% due 05/15/25	150,000	143,434
3.250% due 11/15/27	350,000	319,106
3.600% due 04/01/40	500,000	361,477
3.650% due 03/25/41	80,000	57,129
3.850% due 07/15/36	50,000	39,560
3.850% due 04/01/60	300,000	190,930
3.900% due 05/15/35	105,000	85,863
3.950% due 03/25/51	120,000	82,347
4.000% due 07/15/46	250,000	176,563
4.100% due 03/25/61	95,000	63,436
4.300% due 07/08/34	100,000	86,054
4.375% due 05/15/55	200,000	144,316
6.125% due 07/08/39	100,000	96,699
6.250% due 11/09/32	200,000	202,580
6.500% due 04/15/38	100,000	100,828
Qorvo, Inc. 1.750% due 12/15/24 ~	30,000	28,226
QUALCOMM, Inc.
3.250% due 05/20/27	50,000	46,668
3.450% due 05/20/25	150,000	145,240
4.250% due 05/20/32	20,000	18,572
4.300% due 05/20/47	30,000	24,307
4.500% due 05/20/52	45,000	36,938
4.800% due 05/20/45	150,000	133,097
6.000% due 05/20/53	350,000	355,356
Roper Technologies, Inc.
1.750% due 02/15/31	200,000	151,871
3.800% due 12/15/26	30,000	28,396
4.200% due 09/15/28	95,000	89,379
Salesforce, Inc.
1.500% due 07/15/28	65,000	55,319
1.950% due 07/15/31	80,000	63,393
2.700% due 07/15/41	60,000	40,673
2.900% due 07/15/51	100,000	62,495
3.050% due 07/15/61	50,000	29,939
ServiceNow, Inc. 1.400% due 09/01/30	65,000	49,941
Take-Two Interactive Software, Inc. 5.000% due 03/28/26	250,000	245,383
Texas Instruments, Inc.
1.375% due 03/12/25	250,000	236,140
4.150% due 05/15/48	100,000	80,721
4.900% due 03/14/33	60,000	58,069
5.050% due 05/18/63	200,000	177,534
TSMC Arizona Corp. (Taiwan)
3.125% due 10/25/41	200,000	144,724
3.875% due 04/22/27	200,000	190,521
VMware, Inc.
1.400% due 08/15/26	200,000	176,491

	Principal Amount	Value
2.200% due 08/15/31	$250,000	$188,759
3.900% due 08/21/27	30,000	27,965
Western Digital Corp.
2.850% due 02/01/29	30,000	24,114
3.100% due 02/01/32	55,000	40,559

		21,773,410

Utilities - 2.2%
AEP Texas, Inc.
3.450% due 05/15/51	35,000	22,295
4.700% due 05/15/32	100,000	91,652
5.400% due 06/01/33	145,000	138,407
AEP Transmission Co. LLC 4.250% due 09/15/48	35,000	27,404
AES Corp.
1.375% due 01/15/26	75,000	66,826
2.450% due 01/15/31	100,000	76,991
Alabama Power Co.
3.125% due 07/15/51	100,000	61,496
4.150% due 08/15/44	90,000	69,471
4.300% due 07/15/48	15,000	11,568
Ameren Illinois Co.
3.250% due 03/01/25	50,000	48,405
3.800% due 05/15/28	50,000	47,060
3.850% due 09/01/32	50,000	43,842
4.150% due 03/15/46	50,000	38,738
American Electric Power Co., Inc.
1.000% due 11/01/25	30,000	27,198
5.950% due 11/01/32	100,000	99,822
American Water Capital Corp.
2.300% due 06/01/31	50,000	39,885
2.950% due 09/01/27	35,000	32,015
3.250% due 06/01/51	50,000	33,014
3.450% due 06/01/29	100,000	90,343
3.750% due 09/01/47	50,000	36,650
4.300% due 12/01/42	100,000	81,782
4.450% due 06/01/32	75,000	69,370
Appalachian Power Co.
3.700% due 05/01/50	150,000	101,064
7.000% due 04/01/38	150,000	159,749
Arizona Public Service Co.
2.200% due 12/15/31	65,000	49,261
2.950% due 09/15/27	50,000	45,628
4.500% due 04/01/42	100,000	79,459
Atmos Energy Corp.
2.625% due 09/15/29	150,000	130,098
3.000% due 06/15/27	30,000	27,772
4.150% due 01/15/43	64,000	51,290
4.300% due 10/01/48	50,000	39,986
Avangrid, Inc. 3.150% due 12/01/24	50,000	48,226
Baltimore Gas & Electric Co.
2.900% due 06/15/50	30,000	17,950
3.200% due 09/15/49	70,000	45,265
3.750% due 08/15/47	50,000	35,790
Berkshire Hathaway Energy Co.
3.250% due 04/15/28	30,000	27,181
3.800% due 07/15/48	25,000	17,440
4.250% due 10/15/50	200,000	148,512
4.450% due 01/15/49	50,000	38,781
4.600% due 05/01/53	250,000	195,584
6.125% due 04/01/36	99,000	99,578
Black Hills Corp.
3.150% due 01/15/27	50,000	45,877
4.350% due 05/01/33	30,000	25,621
5.950% due 03/15/28	100,000	100,045
CenterPoint Energy Houston Electric LLC
2.350% due 04/01/31	55,000	44,405
2.400% due 09/01/26	50,000	45,876
3.000% due 02/01/27	50,000	46,218

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
3.350% due 04/01/51	$85,000	$56,771
CenterPoint Energy Resources Corp.
4.000% due 04/01/28	100,000	94,243
5.250% due 03/01/28	200,000	197,516
Commonwealth Edison Co.
3.150% due 03/15/32	35,000	29,560
3.700% due 08/15/28	20,000	18,572
3.750% due 08/15/47	50,000	36,060
3.800% due 10/01/42	100,000	75,613
4.900% due 02/01/33	45,000	42,875
Connecticut Light & Power Co.
0.750% due 12/01/25	150,000	135,895
4.150% due 06/01/45	25,000	19,608
4.900% due 07/01/33	100,000	95,054
Consolidated Edison Co. of New York, Inc.
2.400% due 06/15/31	50,000	40,232
3.600% due 06/15/61	50,000	32,458
3.950% due 03/01/43	100,000	75,425
3.950% due 04/01/50	250,000	185,094
4.000% due 12/01/28	100,000	93,292
4.125% due 05/15/49	50,000	37,197
4.300% due 12/01/56	50,000	36,843
4.500% due 12/01/45	100,000	79,844
6.150% due 11/15/52	70,000	70,561
Constellation Energy Generation LLC
5.600% due 03/01/28	155,000	154,068
6.500% due 10/01/53	55,000	55,193
Consumers Energy Co.
3.250% due 08/15/46	50,000	33,617
3.600% due 08/15/32	65,000	56,416
3.800% due 11/15/28	100,000	93,047
4.350% due 04/15/49	100,000	80,932
Dominion Energy, Inc.
1.450% due 04/15/26	40,000	36,009
2.250% due 08/15/31	45,000	34,841
2.850% due 08/15/26	30,000	27,733
3.300% due 04/15/41	30,000	20,522
3.375% due 04/01/30	350,000	301,317
4.250% due 06/01/28	50,000	47,240
4.700% due 12/01/44	100,000	80,083
Dominion Energy South Carolina, Inc.
4.600% due 06/15/43	100,000	83,521
5.300% due 05/15/33	50,000	48,563
5.450% due 02/01/41	50,000	46,745
DTE Electric Co.
2.250% due 03/01/30	50,000	41,355
2.950% due 03/01/50	50,000	31,096
3.000% due 03/01/32	150,000	124,245
3.375% due 03/01/25	50,000	48,466
3.650% due 03/01/52	55,000	38,749
DTE Energy Co.
4.220% due 11/01/24	75,000	73,629
4.875% due 06/01/28	465,000	449,720
Duke Energy Carolinas LLC
3.750% due 06/01/45	200,000	144,030
4.950% due 01/15/33	215,000	204,493
5.350% due 01/15/53	100,000	91,633
6.050% due 04/15/38	110,000	109,928
6.100% due 06/01/37	25,000	24,854
Duke Energy Corp.
2.450% due 06/01/30	160,000	130,065
2.550% due 06/15/31	100,000	79,376
3.150% due 08/15/27	50,000	45,597
3.300% due 06/15/41	100,000	68,588
3.500% due 06/15/51	100,000	64,938
3.950% due 08/15/47	50,000	35,336
4.200% due 06/15/49	65,000	47,401
4.500% due 08/15/32	180,000	162,044
5.750% due 09/15/33	200,000	196,557
Duke Energy Florida LLC
1.750% due 06/15/30	250,000	197,058

	Principal Amount	Value
2.500% due 12/01/29	$50,000	$42,437
5.950% due 11/15/52	40,000	39,340
Duke Energy Indiana LLC
2.750% due 04/01/50	60,000	34,479
3.250% due 10/01/49	50,000	31,868
3.750% due 05/15/46	50,000	35,376
4.900% due 07/15/43	100,000	86,098
5.400% due 04/01/53	200,000	183,335
Duke Energy Ohio, Inc. 2.125% due 06/01/30	35,000	28,128
Duke Energy Progress LLC 3.700% due 09/01/28	100,000	92,988
Edison International
4.700% due 08/15/25	200,000	194,750
5.750% due 06/15/27	10,000	9,914
El Paso Electric Co. 5.000% due 12/01/44	50,000	40,532
Emera U.S. Finance LP (Canada)
3.550% due 06/15/26	35,000	32,897
4.750% due 06/15/46	200,000	147,873
Enel Chile SA (Chile) 4.875% due 06/12/28	50,000	47,614
Entergy Arkansas LLC
3.500% due 04/01/26	50,000	47,685
4.200% due 04/01/49	50,000	37,503
Entergy Corp.
0.900% due 09/15/25	150,000	136,281
2.800% due 06/15/30	100,000	83,054
2.950% due 09/01/26	30,000	27,749
Entergy Louisiana LLC
2.350% due 06/15/32	100,000	77,017
3.100% due 06/15/41	400,000	275,707
3.250% due 04/01/28	50,000	45,419
4.200% due 09/01/48	50,000	38,034
4.950% due 01/15/45	40,000	33,507
5.590% due 10/01/24	50,000	49,898
Essential Utilities, Inc.
2.400% due 05/01/31	100,000	77,979
5.300% due 05/01/52	25,000	21,494
Evergy Kansas Central, Inc.
3.100% due 04/01/27	50,000	46,395
4.100% due 04/01/43	100,000	75,464
5.700% due 03/15/53	65,000	61,091
Evergy Metro, Inc. 3.650% due 08/15/25	50,000	47,922
Eversource Energy
2.900% due 10/01/24	50,000	48,468
2.900% due 03/01/27	100,000	91,385
3.300% due 01/15/28	100,000	91,132
3.375% due 03/01/32	100,000	83,026
4.250% due 04/01/29	25,000	23,307
4.750% due 05/15/26	100,000	97,801
Exelon Corp.
3.950% due 06/15/25	100,000	96,830
4.050% due 04/15/30	300,000	270,228
4.100% due 03/15/52	350,000	253,642
4.450% due 04/15/46	100,000	78,141
4.950% due 06/15/35	35,000	31,480
5.100% due 06/15/45	35,000	30,026
Florida Power & Light Co.
2.850% due 04/01/25	350,000	336,298
2.875% due 12/04/51	300,000	182,049
3.700% due 12/01/47	200,000	146,265
4.950% due 06/01/35	100,000	94,487
5.100% due 04/01/33	65,000	62,949
5.690% due 03/01/40	35,000	34,465
5.950% due 02/01/38	125,000	126,772
Georgia Power Co.
4.300% due 03/15/42	100,000	80,130
4.700% due 05/15/32	100,000	92,740
4.950% due 05/17/33	250,000	234,576

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
5.125% due 05/15/52	$100,000	$88,328
Idaho Power Co. 5.800% due 04/01/54	200,000	191,994
Indiana Michigan Power Co.
3.250% due 05/01/51	60,000	38,095
4.250% due 08/15/48	25,000	18,894
Interstate Power & Light Co. 3.500% due 09/30/49	25,000	16,354
ITC Holdings Corp. 3.350% due 11/15/27	50,000	45,805
Kentucky Utilities Co. 4.375% due 10/01/45	40,000	31,118
Louisville Gas & Electric Co. 4.250% due 04/01/49	35,000	26,846
MidAmerican Energy Co.
3.650% due 08/01/48	100,000	71,458
5.350% due 01/15/34	75,000	74,053
6.750% due 12/30/31	100,000	107,015
Mississippi Power Co. 3.950% due 03/30/28	25,000	23,328
National Fuel Gas Co. 3.950% due 09/15/27	50,000	45,878
National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/31	100,000	73,336
1.650% due 06/15/31	200,000	149,025
4.023% due 11/01/32	100,000	88,224
5.450% due 10/30/25	100,000	99,912
8.000% due 03/01/32	50,000	56,614
Nevada Power Co. 5.900% due 05/01/53	250,000	241,192
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/30	80,000	64,102
4.800% due 12/01/77	100,000	86,873
5.050% due 02/28/33	200,000	186,760
5.650% due 05/01/79	100,000	92,584
6.051% due 03/01/25	250,000	250,468
NiSource, Inc.
0.950% due 08/15/25	200,000	182,507
3.490% due 05/15/27	50,000	46,380
3.950% due 03/30/48	50,000	35,849
4.800% due 02/15/44	100,000	82,539
5.250% due 02/15/43	100,000	88,438
Northern States Power Co.
2.600% due 06/01/51	50,000	28,380
4.500% due 06/01/52	75,000	61,074
5.100% due 05/15/53	150,000	134,566
Oglethorpe Power Corp. 5.050% due 10/01/48	100,000	82,042
Ohio Edison Co. 6.875% due 07/15/36	150,000	156,912
Ohio Power Co. 1.625% due 01/15/31	65,000	49,480
Oklahoma Gas & Electric Co.
3.850% due 08/15/47	50,000	35,839
5.400% due 01/15/33	70,000	67,808
Oncor Electric Delivery Co. LLC
0.550% due 10/01/25	70,000	63,590
3.700% due 11/15/28	100,000	92,745
3.800% due 09/30/47	50,000	36,819
4.150% due 06/01/32	40,000	36,464
4.300% due 05/15/28 ~	100,000	95,556
5.300% due 06/01/42	100,000	95,726
Pacific Gas & Electric Co.
2.500% due 02/01/31	100,000	76,150
3.300% due 08/01/40	250,000	160,375
3.450% due 07/01/25	400,000	379,669
3.500% due 08/01/50	45,000	26,842
4.400% due 03/01/32	100,000	84,776
4.500% due 07/01/40	300,000	223,573
4.550% due 07/01/30	300,000	265,347
4.950% due 07/01/50	200,000	149,336

	Principal Amount	Value
6.150% due 01/15/33	$45,000	$42,729
6.400% due 06/15/33	200,000	192,972
6.700% due 04/01/53	105,000	98,852
6.750% due 01/15/53	100,000	93,867
PacifiCorp
2.900% due 06/15/52	80,000	44,155
3.500% due 06/15/29	35,000	31,250
4.125% due 01/15/49	70,000	49,342
5.350% due 12/01/53	300,000	249,688
PECO Energy Co.
2.800% due 06/15/50	45,000	26,715
3.000% due 09/15/49	55,000	34,410
3.150% due 10/15/25	50,000	47,834
3.900% due 03/01/48	60,000	45,020
PG&E Wildfire Recovery Funding LLC
4.451% due 12/01/49	450,000	368,808
4.722% due 06/01/37	50,000	46,286
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/50	225,000	139,308
4.650% due 08/01/43	35,000	28,472
PPL Electric Utilities Corp.
3.000% due 10/01/49	70,000	44,119
4.150% due 10/01/45	25,000	19,516
4.150% due 06/15/48	100,000	77,720
4.750% due 07/15/43	50,000	42,950
5.250% due 05/15/53	100,000	91,551
Progress Energy, Inc. 7.750% due 03/01/31	100,000	109,166
Public Service Co. of Colorado
1.875% due 06/15/31	200,000	153,616
2.700% due 01/15/51	100,000	56,099
3.700% due 06/15/28	50,000	46,118
3.800% due 06/15/47	50,000	35,260
5.250% due 04/01/53	115,000	100,360
Public Service Co. of New Hampshire 2.200% due 06/15/31	30,000	23,711
Public Service Co. of Oklahoma 2.200% due 08/15/31	100,000	77,448
Public Service Electric & Gas Co.
0.950% due 03/15/26	100,000	90,152
2.050% due 08/01/50	100,000	51,228
3.000% due 03/01/51	100,000	62,885
3.100% due 03/15/32	100,000	84,197
3.200% due 08/01/49	60,000	39,649
4.050% due 05/01/48	25,000	19,447
Public Service Enterprise Group, Inc. 2.450% due 11/15/31	100,000	77,621
Puget Energy, Inc.
3.650% due 05/15/25	100,000	95,904
4.224% due 03/15/32	70,000	59,823
Puget Sound Energy, Inc.
2.893% due 09/15/51	55,000	32,204
5.795% due 03/15/40	25,000	23,731
San Diego Gas & Electric Co.
1.700% due 10/01/30	95,000	73,429
3.750% due 06/01/47	50,000	35,566
4.100% due 06/15/49	100,000	74,350
4.150% due 05/15/48	25,000	19,091
Sempra
3.400% due 02/01/28	65,000	59,214
3.800% due 02/01/38	100,000	77,825
4.125% due 04/01/52	300,000	243,168
Sierra Pacific Power Co. 5.900% due 03/15/54 ~	50,000	48,007
Southern California Edison Co.
2.250% due 06/01/30	120,000	96,489
2.850% due 08/01/29	75,000	64,796
2.950% due 02/01/51	320,000	189,663
3.650% due 03/01/28	50,000	46,162
3.650% due 02/01/50	70,000	47,385
3.700% due 08/01/25	30,000	28,873

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
3.900% due 03/15/43	$50,000	$36,671
4.125% due 03/01/48	10,000	7,422
4.500% due 09/01/40	50,000	40,866
5.300% due 03/01/28	200,000	197,560
5.875% due 12/01/53	300,000	282,623
Southern California Gas Co.
2.600% due 06/15/26	50,000	46,384
5.200% due 06/01/33	200,000	189,418
Southern Co.
4.000% due 01/15/51	350,000	324,619
4.250% due 07/01/36	30,000	25,132
4.400% due 07/01/46	450,000	349,576
5.700% due 10/15/32	65,000	63,917
Southwest Gas Corp.
3.800% due 09/29/46	50,000	33,612
4.050% due 03/15/32	60,000	51,871
Southwestern Electric Power Co.
3.250% due 11/01/51	200,000	120,404
3.900% due 04/01/45	50,000	34,864
4.100% due 09/15/28	50,000	46,457
6.200% due 03/15/40	50,000	48,080
Southwestern Public Service Co. 3.750% due 06/15/49	100,000	68,549
Spire Missouri, Inc. 4.800% due 02/15/33	60,000	56,451
Tampa Electric Co.
4.300% due 06/15/48	50,000	38,258
4.450% due 06/15/49	50,000	39,127
Tucson Electric Power Co.
3.050% due 03/15/25	50,000	48,131
4.850% due 12/01/48	100,000	81,596
Union Electric Co.
2.625% due 03/15/51	200,000	113,955
3.900% due 04/01/52	30,000	21,998
8.450% due 03/15/39	100,000	121,598
Virginia Electric & Power Co.
2.300% due 11/15/31	100,000	78,164
2.400% due 03/30/32	50,000	39,026
2.950% due 11/15/26	50,000	46,379
3.150% due 01/15/26	35,000	33,179
3.750% due 05/15/27	80,000	75,557
3.800% due 09/15/47	50,000	35,560
4.000% due 11/15/46	20,000	14,620
5.000% due 04/01/33	200,000	187,735
8.875% due 11/15/38	25,000	31,217
Washington Gas Light Co. 3.650% due 09/15/49	25,000	16,737
WEC Energy Group, Inc.
2.200% due 12/15/28	100,000	84,851
4.750% due 01/09/26	250,000	244,977
4.750% due 01/15/28	50,000	48,380
Wisconsin Electric Power Co. 4.300% due 10/15/48	10,000	7,838
Wisconsin Power & Light Co.
3.050% due 10/15/27	100,000	91,977
4.950% due 04/01/33	90,000	84,619
Xcel Energy, Inc.
4.000% due 06/15/28	50,000	46,823
4.600% due 06/01/32	35,000	31,789
5.450% due 08/15/33	200,000	191,055

		25,843,494

Total Corporate Bonds & Notes (Cost $359,162,437)		309,677,711

MORTGAGE-BACKED SECURITIES - 28.2%
Collateralized Mortgage Obligations - Commercial - 1.6%
Bank
1.844% due 03/15/63	131,250	100,929

	Principal Amount	Value
1.997% due 11/15/53	$250,000	$185,967
2.470% due 09/15/64	500,000	391,398
2.649% due 01/15/63	200,000	164,931
2.920% due 12/15/52	200,000	168,536
3.175% due 09/15/60	200,000	181,410
3.625% due 05/15/50	500,000	456,994
BBCMS Mortgage Trust
2.299% due 02/15/54	300,000	235,888
2.639% due 02/15/53	200,000	165,675
3.662% due 04/15/55 §	300,000	255,416
Benchmark Mortgage Trust
1.850% due 09/15/53	250,000	187,147
1.925% due 07/15/53	197,917	151,456
2.576% due 11/15/54	350,000	273,883
2.577% due 04/15/54	200,000	152,817
2.732% due 02/15/53	200,000	166,987
4.121% due 07/15/51 §	200,000	184,360
5.754% due 07/15/56	181,000	180,715
CD Mortgage Trust 3.456% due 11/13/50	175,000	157,799
Citigroup Commercial Mortgage Trust 3.778% due 09/10/58	600,000	563,241
Commercial Mortgage Trust 4.228% due 05/10/51	400,000	365,856
CSAIL Commercial Mortgage Trust 3.458% due 11/15/50 §	600,000	537,714
Fannie Mae - Aces
1.270% due 07/25/30	200,000	155,996
1.513% due 02/25/31 §	245,000	189,287
1.725% due 10/25/31 §	250,000	191,703
1.744% due 11/25/32 §	500,000	375,409
1.821% due 02/25/30	47,571	39,353
2.723% due 10/25/24	128,129	123,579
2.980% due 08/25/29	482,003	431,211
3.003% due 01/25/28 §	457,667	419,134
3.061% due 05/25/27 §	158,876	147,767
3.086% due 12/25/27 §	132,989	122,845
3.758% due 08/25/30 §	300,000	273,274
4.190% due 07/25/28 §	350,000	335,144
Freddie Mac Multifamily Structured Pass-Through Certificates
1.350% due 05/25/30	575,000	453,165
1.406% due 08/25/30	250,000	195,611
1.477% due 04/25/30	107,143	85,625
1.517% due 03/25/30	222,222	178,589
1.547% due 10/25/30	200,000	157,003
1.558% due 04/25/30	140,000	112,303
1.621% due 12/25/30	186,667	146,880
1.872% due 01/25/30	166,667	137,417
1.940% due 02/25/35	352,000	252,486
2.020% due 03/25/31	250,000	201,565
2.361% due 10/25/36	250,000	178,207
2.524% due 10/25/29	200,000	172,942
2.673% due 03/25/26 - 09/25/29	800,000	739,587
2.745% due 01/25/26	400,000	377,997
2.862% due 05/25/26	491,708	463,265
3.208% due 02/25/26	375,000	357,942
3.303% due 11/25/27 §	609,000	567,932
3.422% due 02/25/29	196,721	181,104
3.800% due 10/25/32 §	350,000	313,478
3.926% due 06/25/28	100,000	94,912
3.990% due 08/25/33 §	42,000	37,809
4.050% due 07/25/33	318,182	289,260
4.200% due 05/25/33	484,691	446,440
4.430% due 02/25/33 §	70,370	66,075
GS Mortgage Securities Trust 3.734% due 11/10/48	1,000,000	943,977
JPMDB Commercial Mortgage Securities Trust
2.180% due 05/13/53	300,000	223,769
4.274% due 12/15/48	600,000	531,601

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust
3.720% due 12/15/49	$570,000	$526,503
3.753% due 12/15/47	700,000	664,589
Morgan Stanley Capital I Trust
2.728% due 05/15/54	250,000	200,221
3.596% due 12/15/49	400,000	367,076
Wells Fargo Commercial Mortgage Trust
2.626% due 04/15/54	250,000	197,807
2.652% due 08/15/49	350,000	316,431
2.925% due 04/15/50	300,000	286,161
3.453% due 07/15/50	500,000	455,093
4.184% due 06/15/51	200,000	184,526

		19,139,169

Fannie Mae - 13.6%
due 10/01/38 #	650,000	613,615
due 10/01/53 #	5,725,000	5,547,876
1.500% due 12/01/35 - 11/01/51	12,718,227	9,892,466
2.000% due 11/01/35 - 04/01/52	62,904,034	48,914,160
2.500% due 10/01/27 - 04/01/52	34,699,746	28,194,465
3.000% due 02/01/27 - 05/01/52	22,793,508	19,338,686
3.500% due 10/01/25 - 02/01/53	15,322,964	13,470,610
4.000% due 04/01/24 - 05/01/53	12,093,904	10,929,081
4.500% due 05/01/24 - 03/01/53	7,830,141	7,257,474
5.000% due 03/01/25 - 06/01/53	3,701,626	3,527,846
5.246% (RFUCC + 1.695%) due 06/01/38 §	735	718
5.500% due 11/01/33 - 10/01/53	6,710,383	6,510,593
5.940% (RFUCC + 1.690%) due 08/01/39 §	2,273	2,269
6.000% due 09/01/34 - 08/01/53	3,552,469	3,515,717
6.500% due 09/01/36 - 07/01/53	777,865	782,446

		158,498,022

Freddie Mac - 7.0%
1.500% due 02/01/37 - 05/01/51	5,358,167	4,193,866
2.000% due 09/01/35 - 03/01/52	26,246,765	20,629,340
2.500% due 08/01/28 - 04/01/52	28,604,678	23,101,188
3.000% due 09/01/26 - 08/01/52	12,504,761	10,634,615
3.500% due 03/01/26 - 09/01/52	8,645,412	7,615,035
4.000% due 02/01/25 - 01/01/53	5,998,035	5,410,706
4.500% due 08/01/24 - 05/01/53	4,991,041	4,636,469
5.000% due 12/01/31 - 07/01/53	5,291,133	5,017,427
5.500% due 04/01/34 - 12/01/52	408,185	403,438
6.000% due 04/01/36 - 05/01/40	329,300	336,430
6.500% due 08/01/37 - 04/01/39	26,733	27,335

		82,005,849

Government National Mortgage Association - 6.0%
due 10/20/53 #	4,225,000	3,971,806
2.000% due 10/20/50 - 05/20/52	16,831,532	13,339,722
2.500% due 01/20/43 - 05/20/52	18,162,011	14,895,297
3.000% due 08/20/42 - 08/20/52	12,803,086	10,933,634
3.500% due 10/15/41 - 10/20/52	9,787,396	8,676,915
4.000% due 06/15/39 - 11/20/52	6,056,646	5,517,648
4.500% due 02/15/39 - 03/20/53	5,079,383	4,731,798
5.000% due 05/15/36 - 07/20/53	3,978,558	3,790,585
5.500% due 04/15/37 - 05/20/53	2,659,587	2,587,254
6.000% due 01/15/38 - 12/20/52	701,972	698,543
6.500% due 10/15/38 - 07/20/53	667,741	669,955

		69,813,157

Total Mortgage-Backed Securities (Cost $387,980,945)		329,456,197

	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.4%
Automobile Other - 0.0%
Santander Drive Auto Receivables Trust 3.760% due 07/16/29	$300,000	$286,343
World Omni Auto Receivables Trust 0.840% due 09/15/27	272,000	246,979

		533,322

Automobile Sequential - 0.2%
Ally Auto Receivables Trust 5.460% due 05/15/28	83,000	82,880
Americredit Automobile Receivables Trust 5.620% due 11/18/27	97,000	96,710
BMW Vehicle Owner Trust 5.470% due 02/25/28	56,000	55,889
Capital One Prime Auto Receivables Trust 4.870% due 02/15/28	175,000	172,438
CarMax Auto Owner Trust
4.750% due 10/15/27	180,000	177,197
5.280% due 05/15/28	73,000	72,497
Ford Credit Auto Owner Trust 5.230% due 05/15/28	200,000	198,665
GM Financial Automobile Leasing Trust 5.050% due 07/20/26	90,000	89,013
GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/28	250,000	244,562
4.660% due 02/16/28	55,000	54,035
Harley-Davidson Motorcycle Trust 5.050% due 12/15/27	300,000	296,306
Honda Auto Receivables Owner Trust 5.040% due 04/21/27	167,000	165,397
Hyundai Auto Receivables Trust 5.480% due 04/17/28	44,000	43,966
Toyota Auto Receivables Owner Trust 4.710% due 02/15/28	250,000	245,209
Volkswagen Auto Loan Enhanced Trust 5.020% due 06/20/28	100,000	99,027

		2,093,791

Credit Card Bullet - 0.2%
American Express Credit Account Master Trust
0.900% due 11/15/26	109,000	103,287
3.750% due 08/15/27	450,000	435,849
Capital One Multi-Asset Execution Trust 1.040% due 11/15/26	350,000	332,124
Chase Issuance Trust 3.970% due 09/15/27	180,000	174,987
Citibank Credit Card Issuance Trust 6.150% due 06/15/39	250,000	257,738
Discover Card Execution Note Trust
1.030% due 09/15/28	272,000	240,071
5.030% due 10/15/27	100,000	99,243
Synchrony Card Funding LLC 3.370% due 04/15/28	180,000	173,427

		1,816,726

Credit Card Other - 0.0%
Capital One Multi-Asset Execution Trust 4.420% due 05/15/28	237,000	231,363

Other Asset-Backed Securities - 0.0%
John Deere Owner Trust 5.180% due 03/15/28	83,000	82,360
Verizon Master Trust
0.500% due 05/20/27	350,000	338,168

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
5.160% due 06/20/29	$125,000	$124,241

		544,769

Total Asset-Backed Securities (Cost $5,398,298)		5,219,971

U.S. GOVERNMENT AGENCY ISSUES - 0.9%
Fannie Mae
0.375% due 08/25/25	95,000	86,911
0.500% due 11/07/25	1,115,000	1,014,164
0.625% due 04/22/25	430,000	400,238
0.750% due 10/08/27	300,000	256,637
0.875% due 08/05/30	500,000	386,309
5.625% due 07/15/37	100,000	106,780
6.625% due 11/15/30	500,000	553,790
7.125% due 01/15/30	525,000	590,828
Federal Farm Credit Banks Funding Corp. 4.500% due 08/14/26	300,000	297,109
Federal Home Loan Bank
0.375% due 09/04/25	475,000	434,114
0.500% due 04/14/25	500,000	465,163
1.250% due 12/21/26	300,000	267,970
5.500% due 07/15/36	100,000	106,868
Federal Home Loan Banks
3.250% due 11/16/28	1,000,000	935,591
4.500% due 10/03/24	750,000	741,841
4.625% due 06/06/25	225,000	223,183
5.000% due 02/28/25	350,000	348,298
Freddie Mac
0.375% due 07/21/25	680,000	625,100
0.375% due 09/23/25	825,000	752,347
1.500% due 02/12/25	1,250,000	1,188,303
6.250% due 07/15/32	475,000	525,900
Tennessee Valley Authority
3.500% due 12/15/42	100,000	76,915
3.875% due 03/15/28	318,000	307,103
4.250% due 09/15/65	200,000	158,995
5.250% due 09/15/39	25,000	24,496
5.375% due 04/01/56	50,000	49,405
6.750% due 11/01/25	150,000	154,291
7.125% due 05/01/30	50,000	56,009

Total U.S. Government Agency Issues (Cost $11,985,159)		11,134,658

U.S. TREASURY OBLIGATIONS - 41.1%
U.S. Treasury Bonds - 7.9%
1.125% due 05/15/40	1,750,000	1,005,225
1.125% due 08/15/40	3,700,000	2,104,809
1.250% due 05/15/50	3,350,000	1,581,370
1.375% due 11/15/40	4,500,000	2,665,195
1.375% due 08/15/50	3,600,000	1,757,812
1.625% due 11/15/50	3,100,000	1,624,533
1.750% due 08/15/41	4,750,000	2,960,029
1.875% due 02/15/41	3,100,000	2,001,074
1.875% due 02/15/51	3,100,000	1,738,240
1.875% due 11/15/51	2,900,000	1,617,316
2.000% due 11/15/41	4,500,000	2,921,924
2.000% due 02/15/50	2,250,000	1,313,525
2.000% due 08/15/51	4,200,000	2,424,516
2.250% due 05/15/41	1,200,000	823,828
2.250% due 08/15/46	2,150,000	1,363,906
2.250% due 08/15/49	2,850,000	1,774,960
2.250% due 02/15/52	2,700,000	1,657,811
2.375% due 02/15/42	3,250,000	2,247,515
2.375% due 11/15/49	1,950,000	1,248,724
2.375% due 05/15/51	3,500,000	2,220,586
2.500% due 02/15/45	2,800,000	1,902,195

	Principal Amount	Value
2.500% due 02/15/46	$2,600,000	$1,745,758
2.500% due 05/15/46	1,000,000	670,137
2.750% due 08/15/42	450,000	330,038
2.750% due 11/15/42	1,850,000	1,351,187
2.750% due 11/15/47	2,500,000	1,744,043
2.875% due 08/15/45	1,000,000	724,609
2.875% due 05/15/49	1,275,000	909,832
2.875% due 05/15/52	2,750,000	1,950,459
3.000% due 05/15/42	1,075,000	823,089
3.000% due 05/15/45	1,500,000	1,114,482
3.000% due 11/15/45	1,900,000	1,406,037
3.000% due 02/15/47	500,000	367,305
3.000% due 05/15/47	1,700,000	1,247,740
3.000% due 02/15/48	2,000,000	1,463,672
3.000% due 08/15/48	1,500,000	1,096,846
3.000% due 02/15/49	2,000,000	1,462,266
3.000% due 08/15/52	3,000,000	2,186,836
3.125% due 11/15/41	975,000	766,860
3.125% due 02/15/43	1,000,000	774,395
3.125% due 08/15/44	600,000	458,625
3.125% due 05/15/48	2,700,000	2,022,732
3.250% due 05/15/42	2,000,000	1,594,180
3.375% due 08/15/42	3,000,000	2,431,348
3.625% due 08/15/43	1,525,000	1,272,869
3.625% due 02/15/44	500,000	415,908
3.625% due 02/15/53	3,350,000	2,771,340
3.625% due 05/15/53	3,500,000	2,898,711
3.750% due 08/15/41	1,300,000	1,125,516
3.750% due 11/15/43	1,000,000	849,062
3.875% due 02/15/43	750,000	652,852
3.875% due 05/15/43	2,500,000	2,173,828
4.000% due 11/15/52	2,200,000	1,950,437
4.125% due 08/15/53	1,000,000	907,969
4.250% due 11/15/40	750,000	697,778
4.375% due 05/15/40	1,025,000	972,749
4.375% due 05/15/41	775,000	730,907
4.375% due 08/15/43	1,000,000	933,125
4.500% due 02/15/36	1,750,000	1,746,650
4.500% due 05/15/38	500,000	489,375
4.500% due 08/15/39	700,000	678,139
4.750% due 02/15/41	1,350,000	1,335,551
5.375% due 02/15/31	1,100,000	1,154,527
6.250% due 05/15/30	1,050,000	1,145,730

		92,500,592

U.S. Treasury Notes - 33.2%
0.250% due 05/31/25	2,750,000	2,536,123
0.250% due 06/30/25	3,500,000	3,217,129
0.250% due 07/31/25	5,000,000	4,578,711
0.250% due 08/31/25	3,500,000	3,194,023
0.250% due 09/30/25	4,200,000	3,822,492
0.250% due 10/31/25	6,000,000	5,441,250
0.375% due 04/30/25	3,000,000	2,781,562
0.375% due 11/30/25	2,500,000	2,265,527
0.375% due 12/31/25	3,500,000	3,164,629
0.375% due 01/31/26	4,000,000	3,601,406
0.500% due 03/31/25	3,000,000	2,795,977
0.500% due 02/28/26	3,500,000	3,151,641
0.500% due 05/31/27	3,500,000	3,007,949
0.500% due 06/30/27	1,000,000	856,836
0.500% due 08/31/27	2,500,000	2,128,320
0.500% due 10/31/27	2,000,000	1,692,227
0.625% due 10/15/24	2,750,000	2,617,573
0.625% due 07/31/26	3,250,000	2,893,008
0.625% due 12/31/27	5,000,000	4,228,516
0.625% due 05/15/30	3,350,000	2,593,240
0.625% due 08/15/30	3,400,000	2,610,164
0.750% due 11/15/24	3,500,000	3,325,000
0.750% due 03/31/26	2,500,000	2,261,133
0.750% due 04/30/26	2,500,000	2,252,441

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
0.750% due 05/31/26	$3,000,000	$2,694,727
0.750% due 08/31/26	3,000,000	2,671,992
0.750% due 01/31/28	2,500,000	2,120,117
0.875% due 06/30/26	4,500,000	4,049,648
0.875% due 09/30/26	2,950,000	2,632,760
0.875% due 11/15/30	4,250,000	3,307,363
1.000% due 12/15/24	2,000,000	1,899,453
1.000% due 07/31/28	2,000,000	1,687,422
1.125% due 01/15/25	3,000,000	2,844,609
1.125% due 02/28/25	3,500,000	3,304,082
1.125% due 10/31/26	5,000,000	4,480,664
1.125% due 02/28/27	750,000	665,771
1.125% due 02/29/28	2,750,000	2,366,504
1.125% due 08/31/28	2,750,000	2,329,282
1.125% due 02/15/31	3,500,000	2,761,445
1.250% due 11/30/26	5,000,000	4,487,109
1.250% due 12/31/26	3,500,000	3,135,781
1.250% due 03/31/28	4,000,000	3,452,969
1.250% due 04/30/28	2,500,000	2,152,734
1.250% due 05/31/28	3,000,000	2,576,777
1.250% due 06/30/28	1,500,000	1,284,727
1.250% due 09/30/28	3,000,000	2,550,059
1.250% due 08/15/31	5,500,000	4,300,098
1.375% due 01/31/25	4,000,000	3,798,750
1.375% due 08/31/26	3,500,000	3,176,113
1.375% due 10/31/28	4,000,000	3,413,281
1.375% due 12/31/28	2,400,000	2,038,781
1.375% due 11/15/31	7,500,000	5,879,883
1.500% due 10/31/24	2,000,000	1,918,359
1.500% due 02/15/25	2,000,000	1,900,156
1.500% due 08/15/26	3,200,000	2,917,375
1.500% due 01/31/27	3,500,000	3,151,914
1.500% due 11/30/28	2,500,000	2,142,676
1.500% due 02/15/30	3,250,000	2,694,707
1.625% due 02/15/26	1,900,000	1,760,320
1.625% due 05/15/26	1,300,000	1,196,914
1.625% due 10/31/26	5,500,000	5,005,430
1.625% due 08/15/29	2,000,000	1,697,656
1.625% due 05/15/31	6,000,000	4,872,656
1.750% due 12/31/24	1,600,000	1,531,125
1.750% due 03/15/25	1,500,000	1,426,641
1.750% due 12/31/26	2,500,000	2,275,684
1.750% due 01/31/29	1,500,000	1,296,680
1.875% due 07/31/26	1,000,000	922,715
1.875% due 02/28/27	3,000,000	2,730,938
1.875% due 02/28/29	3,000,000	2,605,781
1.875% due 02/15/32	3,500,000	2,843,613
2.000% due 02/15/25	2,000,000	1,913,359
2.000% due 11/15/26	1,000,000	919,961
2.125% due 05/15/25	3,500,000	3,334,160
2.125% due 05/31/26	3,000,000	2,796,680
2.250% due 10/31/24	800,000	773,516
2.250% due 11/15/24	2,000,000	1,932,461
2.250% due 12/31/24	2,500,000	2,407,813
2.250% due 11/15/25	2,200,000	2,079,000
2.250% due 08/15/27	4,200,000	3,838,898
2.250% due 11/15/27	2,300,000	2,092,191
2.375% due 04/30/26	1,000,000	939,766
2.375% due 05/15/27	2,750,000	2,536,553
2.375% due 03/31/29	2,675,000	2,382,004
2.375% due 05/15/29	1,000,000	888,906
2.500% due 01/31/25	4,000,000	3,856,094
2.500% due 03/31/27	2,500,000	2,322,559
2.625% due 04/15/25	2,000,000	1,923,828
2.625% due 05/31/27	2,500,000	2,324,414
2.625% due 02/15/29	2,750,000	2,488,320
2.625% due 07/31/29	2,000,000	1,794,766
2.750% due 04/30/27	2,000,000	1,870,547
2.750% due 07/31/27	1,500,000	1,397,520
2.750% due 02/15/28	3,500,000	3,237,500
2.750% due 05/31/29	2,000,000	1,812,188

	Principal Amount	Value
2.750% due 08/15/32	$3,000,000	$2,598,281
2.875% due 05/31/25	1,200,000	1,155,984
2.875% due 06/15/25	1,000,000	962,852
2.875% due 05/15/28	2,500,000	2,317,188
2.875% due 08/15/28	1,750,000	1,616,221
2.875% due 04/30/29	2,000,000	1,826,797
2.875% due 05/15/32	3,500,000	3,072,754
3.000% due 07/15/25	1,500,000	1,445,742
3.125% due 08/31/27	2,500,000	2,359,863
3.125% due 11/15/28	3,000,000	2,793,867
3.125% due 08/31/29	3,000,000	2,765,156
3.250% due 06/30/27	4,000,000	3,801,094
3.250% due 06/30/29	1,750,000	1,626,543
3.375% due 05/15/33	4,250,000	3,854,883
3.500% due 01/31/28	2,100,000	2,004,434
3.500% due 04/30/28	2,500,000	2,383,105
3.500% due 01/31/30	1,500,000	1,406,191
3.500% due 04/30/30	1,750,000	1,638,096
3.500% due 02/15/33	4,750,000	4,358,867
3.625% due 05/15/26	3,500,000	3,392,949
3.625% due 03/31/28	3,250,000	3,116,191
3.625% due 05/31/28	3,500,000	3,354,941
3.625% due 03/31/30	2,000,000	1,886,797
3.750% due 05/31/30	2,500,000	2,373,828
3.750% due 06/30/30	2,000,000	1,898,594
3.875% due 03/31/25	2,000,000	1,960,469
3.875% due 11/30/27	2,500,000	2,423,828
3.875% due 12/31/27	1,500,000	1,453,945
3.875% due 09/30/29	1,500,000	1,439,121
3.875% due 12/31/29	2,000,000	1,916,172
3.875% due 08/15/33	2,000,000	1,890,000
4.000% due 12/15/25	3,000,000	2,938,008
4.000% due 02/15/26	2,500,000	2,447,363
4.000% due 02/29/28	5,000,000	4,871,289
4.000% due 06/30/28	2,750,000	2,676,899
4.000% due 10/31/29	1,500,000	1,448,496
4.000% due 02/28/30	2,000,000	1,929,063
4.000% due 07/31/30	1,750,000	1,686,016
4.125% due 06/15/26	2,500,000	2,453,906
4.125% due 09/30/27	1,000,000	979,336
4.125% due 10/31/27	3,000,000	2,936,602
4.125% due 07/31/28	2,000,000	1,957,031
4.125% due 08/31/30	1,750,000	1,698,867
4.125% due 11/15/32	3,450,000	3,327,902
4.250% due 12/31/24	3,500,000	3,453,174
4.250% due 05/31/25	3,000,000	2,955,703
4.375% due 10/31/24	1,000,000	988,926
4.375% due 08/15/26	4,000,000	3,950,625
4.375% due 08/31/28	2,500,000	2,475,391
4.500% due 11/30/24	3,500,000	3,465,342
4.500% due 11/15/25	3,500,000	3,463,496
4.500% due 07/15/26	2,000,000	1,981,719
4.625% due 02/28/25	1,500,000	1,486,582
4.625% due 06/30/25	2,000,000	1,983,047
4.625% due 03/15/26	2,000,000	1,986,328
due 09/30/28 #	2,500,000	2,501,758
4.750% due 07/31/25	1,000,000	993,418
5.000% due 08/31/25	4,000,000	3,992,188

		387,957,350

Total U.S. Treasury Obligations (Cost $551,652,066)		480,457,942

FOREIGN GOVERNMENT BONDS & NOTES - 1.6%
Canada Government (Canada)
0.750% due 05/19/26	300,000	269,239
1.625% due 01/22/25	150,000	142,951
3.750% due 04/26/28	380,000	364,996
Chile Government (Chile)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
2.550% due 07/27/33	$250,000	$192,575
3.100% due 01/22/61	400,000	230,159
3.125% due 01/21/26	75,000	71,371
3.500% due 01/31/34	200,000	165,751
3.860% due 06/21/47	300,000	219,821
4.950% due 01/05/36	200,000	183,830
Export Development Canada (Canada)
3.000% due 05/25/27	200,000	187,928
3.375% due 08/26/25	90,000	87,110
3.875% due 02/14/28	100,000	96,385
4.375% due 06/29/26	200,000	196,991
Export-Import Bank of Korea (South Korea)
0.625% due 02/09/26	200,000	178,588
1.625% due 01/18/27	400,000	356,116
5.000% due 01/11/28	150,000	148,345
5.125% due 01/11/33	200,000	196,169
Indonesia Government (Indonesia)
2.850% due 02/14/30	200,000	170,546
3.200% due 09/23/61	200,000	119,499
3.550% due 03/31/32	200,000	172,932
4.200% due 10/15/50	300,000	230,820
4.550% due 01/11/28	200,000	194,223
4.850% due 01/11/33	200,000	190,780
Israel Government International (Israel) 2.750% due 07/03/30	200,000	170,314
Japan Bank for International Cooperation (Japan)
0.625% due 07/15/25	235,000	215,826
1.250% due 01/21/31	500,000	382,884
1.875% due 07/21/26	200,000	182,369
1.875% due 04/15/31	200,000	159,615
3.250% due 07/20/28	200,000	184,645
4.250% due 01/26/26	500,000	488,448
Japan International Cooperation Agency (Japan) 3.375% due 06/12/28	200,000	185,553
Korea Development Bank (South Korea)
2.000% due 09/12/26	200,000	181,041
4.000% due 09/08/25	200,000	194,184
4.250% due 09/08/32	200,000	183,317
Korea International (South Korea)
1.750% due 10/15/31	200,000	158,600
2.750% due 01/19/27	200,000	186,340
Mexico Government (Mexico)
2.659% due 05/24/31	200,000	158,307
3.500% due 02/12/34	200,000	156,881
3.900% due 04/27/25	350,000	342,526
4.150% due 03/28/27	200,000	192,383
4.280% due 08/14/41	200,000	147,944
4.400% due 02/12/52	400,000	278,236
4.500% due 01/31/50	200,000	144,647
4.600% due 01/23/46	250,000	185,149
4.600% due 02/10/48	200,000	146,433
4.750% due 04/27/32	350,000	315,998
4.750% due 03/08/44	264,000	203,318
5.400% due 02/09/28	300,000	296,083
6.750% due 09/27/34	225,000	227,718
Panama Government (Panama)
3.870% due 07/23/60	200,000	116,297
4.500% due 05/15/47	350,000	246,500
6.400% due 02/14/35	265,000	257,456
6.700% due 01/26/36	100,000	99,141
6.853% due 03/28/54	400,000	372,627
8.875% due 09/30/27	100,000	109,841
Peruvian Government (Peru)
2.780% due 12/01/60	200,000	107,023
2.783% due 01/23/31	300,000	246,415
3.300% due 03/11/41	250,000	173,563
4.125% due 08/25/27	150,000	143,216
8.750% due 11/21/33	200,000	238,573
Philippine Government (Philippines)
1.648% due 06/10/31	200,000	151,052

	Principal Amount	Value
2.650% due 12/10/45	$200,000	$120,932
2.950% due 05/05/45	200,000	127,346
3.000% due 02/01/28	200,000	181,530
5.000% due 07/17/33	200,000	192,311
5.609% due 04/13/33	200,000	200,878
6.375% due 10/23/34	250,000	264,151
7.750% due 01/14/31	200,000	226,503
Province of Alberta Canada (Canada)
1.300% due 07/22/30	250,000	196,673
1.875% due 11/13/24	350,000	335,741
Province of British Columbia (Canada)
1.300% due 01/29/31	500,000	391,184
4.200% due 07/06/33	100,000	93,744
Province of Manitoba Canada (Canada) 1.500% due 10/25/28	155,000	131,491
Province of New Brunswick Canada (Canada) 3.625% due 02/24/28	50,000	47,180
Province of Ontario Canada (Canada)
0.625% due 01/21/26	300,000	270,523
1.050% due 04/14/26	200,000	180,877
1.050% due 05/21/27	200,000	174,327
2.000% due 10/02/29	100,000	85,511
2.125% due 01/21/32	150,000	121,182
2.300% due 06/15/26	250,000	232,541
3.625% due 04/13/28	200,000	189,751
Province of Quebec Canada (Canada)
0.600% due 07/23/25	100,000	92,021
1.350% due 05/28/30	50,000	39,882
1.500% due 02/11/25	350,000	331,700
1.900% due 04/21/31	200,000	162,564
7.500% due 09/15/29	75,000	84,963
Republic of Italy Government International Bond (Italy)
2.875% due 10/17/29	200,000	171,827
3.875% due 05/06/51	200,000	130,904
4.000% due 10/17/49	200,000	137,076
Republic of Poland Government (Poland)
5.500% due 11/16/27	250,000	250,987
5.750% due 11/16/32	315,000	316,142
State of Israel (Israel) 3.375% due 01/15/50	500,000	333,304
Svensk Exportkredit AB (Sweden) 0.625% due 10/07/24	560,000	532,126
Uruguay Government International Bond (Uruguay)
4.125% due 11/20/45	143,467	117,868
4.375% due 10/27/27	200,000	197,877
5.100% due 06/18/50	200,000	177,757

Total Foreign Government Bonds & Notes (Cost $22,272,223)		19,138,962

MUNICIPAL BONDS - 0.6%
American Municipal Power, Inc.
6.449% due 02/15/44	25,000	26,174
8.084% due 02/15/50	300,000	376,204
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	26,804
7.043% due 04/01/50	50,000	58,170
California State University
2.975% due 11/01/51	50,000	31,822
5.183% due 11/01/53	200,000	183,011
Central Puget Sound Regional Transit Authority 5.491% due 11/01/39	25,000	24,743
Chicago O’Hare International Airport 4.472% due 01/01/49	50,000	42,816
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue IL 6.899% due 12/01/40	95,000	103,409

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
City of Atlanta GA Water & Wastewater Revenue 2.257% due 11/01/35	$100,000	$75,421
City of Chicago 7.750% due 01/01/42	42,000	42,984
City of Houston TX 3.961% due 03/01/47	50,000	41,102
City of New York NY 5.517% due 10/01/37	40,000	39,470
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	98,571
5.456% due 12/01/39	25,000	24,944
County of Clark Department of Aviation NV 6.820% due 07/01/45	125,000	140,401
Dallas Area Rapid Transit 2.613% due 12/01/48	200,000	126,009
Dallas Fort Worth International Airport 4.507% due 11/01/51	100,000	84,588
Dallas Independent School District TX Class C 6.450% due 02/15/35	50,000	50,250
Golden State Tobacco Securitization Corp. 4.214% due 06/01/50	150,000	102,417
Grand Parkway Transportation Corp. 3.236% due 10/01/52	250,000	166,033
JobsOhio Beverage System 2.833% due 01/01/38	10,000	7,525
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	108,221
Louisiana Local Government Environmental Facilities & Community Development Authority 5.198% due 12/01/39	300,000	287,270
Massachusetts School Building Authority
2.950% due 05/15/43	50,000	34,676
3.395% due 10/15/40	20,000	15,215
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	23,865
6.668% due 11/15/39	55,000	56,121
Municipal Electric Authority of Georgia
6.637% due 04/01/57	25,000	26,629
6.655% due 04/01/57	95,000	101,276
New Jersey Economic Development Authority 7.425% due 02/15/29	125,000	132,104
New Jersey Turnpike Authority Class A 7.102% due 01/01/41	100,000	113,370
New York City Municipal Water Finance Authority
5.952% due 06/15/42	50,000	51,181
6.011% due 06/15/42	10,000	10,301
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	30,102
New York State Urban Development Corp.
3.900% due 03/15/33	50,000	45,167
5.770% due 03/15/39	25,000	25,063
Pennsylvania Turnpike Commission 5.511% due 12/01/45	75,000	71,795
Permanent University Fund - University of Texas System 3.376% due 07/01/47	185,000	134,621
Port Authority of New York & New Jersey
3.175% due 07/15/60	250,000	153,410
4.031% due 09/01/48	50,000	39,850
4.229% due 10/15/57	30,000	23,737
4.458% due 10/01/62	100,000	82,643
5.647% due 11/01/40	150,000	149,307
Regents of the University of California Medical Center 4.132% due 05/15/32	100,000	91,024

	Principal Amount	Value
Rutgers The State University of New Jersey 3.915% due 05/01/19	$15,000	$9,740
Sales Tax Securitization Corp. 4.787% due 01/01/48	50,000	44,169
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	52,607
State Board of Administration Finance Corp. 2.154% due 07/01/30	100,000	80,187
State of California
1.700% due 02/01/28	200,000	174,507
3.500% due 04/01/28	100,000	93,977
5.125% due 03/01/38	200,000	188,544
7.300% due 10/01/39	100,000	113,561
7.500% due 04/01/34	50,000	57,763
7.600% due 11/01/40	270,000	319,515
7.625% due 03/01/40	40,000	46,975
State of Connecticut 5.090% due 10/01/30	50,000	49,115
State of Illinois 6.725% due 04/01/35	369,231	376,145
State of Texas 5.517% due 04/01/39	100,000	99,511
State of Utah 4.554% due 07/01/24	5,000	4,969
State of Wisconsin 3.154% due 05/01/27	250,000	235,116
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/35	400,000	392,630
Texas Transportation Commission 2.562% due 04/01/42	350,000	244,689
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	24,721
University of California
3.063% due 07/01/25	50,000	48,199
4.767% due 05/15/15	75,000	60,767
4.858% due 05/15/12	100,000	82,577
University of Michigan
3.599% due 04/01/47	80,000	64,028
4.454% due 04/01/22	100,000	76,613

Total Municipal Bonds (Cost $7,589,879)		6,620,441

	Shares

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
BlackRock Liquidity Funds: T-Fund Institutional Shares 5.234%	15,247,430	15,247,430

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Value
Total Short-Term Investments (Cost $15,247,430)	$15,247,430

TOTAL INVESTMENTS - 100.6% (Cost $1,361,288,437)	1,176,953,312

OTHER ASSETS & LIABILITIES, NET - (0.6%)	(6,966,237)

NET ASSETS - 100.0%	$1,169,987,075

Notes to Schedule of Investments

(a)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$309,677,711	$-	$309,677,711	$-
	Mortgage-Backed Securities	329,456,197	-	329,456,197	-
	Asset-Backed Securities	5,219,971	-	5,219,971	-
	U.S. Government Agency Issues	11,134,658	-	11,134,658	-
	U.S. Treasury Obligations	480,457,942	-	480,457,942	-
	Foreign Government Bonds & Notes	19,138,962	-	19,138,962	-
	Municipal Bonds	6,620,441	-	6,620,441	-
	Short-Term Investments	15,247,430	15,247,430	-	-

	Total	$1,176,953,312	$15,247,430	$1,161,705,882	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%
Energy - 0.0%
Patterson-UTI Energy, Inc.	306	$4,235

Financial - 0.0%
Stearns Holdings LLC Class B * Ω ±	3,570	-

Total Common Stocks (Cost $44,991)		4,235

	Principal Amount
CORPORATE BONDS & NOTES - 97.9%
Basic Materials - 4.3%
Arsenal AIC Parent LLC 8.000% due 10/01/30 ~	$96,000	95,642
Ashland, Inc. 3.375% due 09/01/31 ~	200,000	155,728
ASP Unifrax Holdings, Inc.
5.250% due 09/30/28 ~	144,000	102,774
7.500% due 09/30/29 ~	123,000	67,033
ATI, Inc.
5.125% due 10/01/31	50,000	43,335
5.875% due 12/01/27	200,000	189,783
7.250% due 08/15/30	50,000	49,686
Axalta Coating Systems LLC 3.375% due 02/15/29 ~	300,000	250,043
Carpenter Technology Corp. 6.375% due 07/15/28	125,000	120,845
Cerdia Finanz GmbH (Germany) 10.500% due 02/15/27 ~	100,000	98,583
Chemours Co.
4.625% due 11/15/29 ~	100,000	80,555
5.750% due 11/15/28 ~	170,000	147,710
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 ~	120,000	104,665
6.250% due 10/01/40	100,000	83,941
6.750% due 03/15/26 ~	137,000	136,752
6.750% due 04/15/30 ~	100,000	93,587
Commercial Metals Co.
3.875% due 02/15/31	200,000	167,456
4.125% due 01/15/30	95,000	82,813
Compass Minerals International, Inc. 6.750% due 12/01/27 ~	135,000	128,076
Consolidated Energy Finance SA (Switzerland) 5.625% due 10/15/28 ~	200,000	165,448
Constellium SE 5.625% due 06/15/28 ~	250,000	235,537
Cornerstone Chemical Co. 10.250% Cash or 8.250% PIK due 09/01/27 ~ Y *	150,000	128,813
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% due 06/15/28 ~	150,000	134,961
FMG Resources August 2006 Pty. Ltd. (Australia)
4.375% due 04/01/31 ~	474,000	390,617
5.875% due 04/15/30 ~	100,000	91,562
GPD Cos., Inc. 10.125% due 04/01/26 ~	50,000	46,156
HB Fuller Co. 4.250% due 10/15/28	100,000	88,345

	Principal Amount	Value
Herens Holdco SARL (Luxembourg) 4.750% due 05/15/28 ~	$200,000	$155,547
Hudbay Minerals, Inc. (Canada) 6.125% due 04/01/29 ~	350,000	324,236
INEOS Finance PLC (Luxembourg) 6.750% due 05/15/28 ~	250,000	234,102
Infrabuild Australia Pty. Ltd. (Australia) 12.000% due 10/01/24 ~	100,000	97,654
Ingevity Corp. 3.875% due 11/01/28 ~	115,000	94,919
Innophos Holdings, Inc. 9.375% due 02/15/28 ~	125,000	119,904
Kaiser Aluminum Corp.
4.500% due 06/01/31 ~	131,000	103,944
4.625% due 03/01/28 ~	114,000	99,688
Mativ Holdings, Inc. 6.875% due 10/01/26 ~	75,000	68,528
Mercer International, Inc. (Germany)
5.125% due 02/01/29	294,000	232,222
5.500% due 01/15/26	150,000	141,078
12.875% due 10/01/28 ~	25,000	25,305
Methanex Corp. (Canada)
5.125% due 10/15/27	125,000	115,451
5.650% due 12/01/44	50,000	40,511
Mineral Resources Ltd. (Australia)
8.000% due 11/01/27 ~	175,000	171,919
8.125% due 05/01/27 ~	213,000	210,378
due 10/01/28 # ~	99,000	100,114
Minerals Technologies, Inc. 5.000% due 07/01/28 ~	16,000	14,694
New Gold, Inc. (Canada) 7.500% due 07/15/27 ~	165,000	154,264
Novelis Corp. 3.250% due 11/15/26 ~	375,000	335,376
OCI NV (Netherlands) 4.625% due 10/15/25 ~	160,000	151,326
Olympus Water U.S. Holding Corp.
4.250% due 10/01/28 ~	400,000	326,508
6.250% due 10/01/29 ~	150,000	116,091
9.750% due 11/15/28 ~	50,000	49,954
Rain Carbon, Inc. 12.250% due 09/01/29 ~	60,000	63,000
Rayonier AM Products, Inc. 7.625% due 01/15/26 ~	100,000	85,079
SCIH Salt Holdings, Inc.
4.875% due 05/01/28 ~	221,000	195,274
6.625% due 05/01/29 ~	105,000	90,104
SK Invictus Intermediate II SARL 5.000% due 10/30/29 ~	165,000	132,427
TMS International Corp. 6.250% due 04/15/29 ~	50,000	41,405
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% due 09/01/25 ~	40,000	36,906
Valvoline, Inc.
3.625% due 06/15/31 ~	50,000	38,789
4.250% due 02/15/30 ~	176,000	173,021
WR Grace Holdings LLC 5.625% due 08/15/29 ~	390,000	315,849

		8,136,013

Communications - 15.4%
Acuris Finance U.S., Inc./Acuris Finance SARL 5.000% due 05/01/28 ~	200,000	164,758
Altice Financing SA (Luxembourg) 5.750% due 08/15/29 ~	600,000	492,485
Altice France Holding SA (Luxembourg) 10.500% due 05/15/27 ~	205,000	128,139

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Altice France SA (France)
5.125% due 01/15/29 ~	$350,000	$249,323
5.125% due 07/15/29 ~	500,000	356,203
5.500% due 10/15/29 ~	640,000	461,174
AMC Networks, Inc.
4.250% due 02/15/29	148,000	91,020
4.750% due 08/01/25	200,000	184,780
5.000% due 04/01/24	160,000	157,967
ANGI Group LLC 3.875% due 08/15/28 ~	100,000	78,367
Arches Buyer, Inc. 4.250% due 06/01/28 ~	250,000	213,449
Audacy Capital Corp. 6.500% due 05/01/27 ~	150,000	3,224
Cable One, Inc. 4.000% due 11/15/30 ~	110,000	83,905
Cablevision Lightpath LLC 3.875% due 09/15/27 ~	200,000	167,243
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/31 ~	945,000	753,178
4.250% due 01/15/34 ~	200,000	147,466
4.500% due 08/15/30 ~	500,000	411,059
4.500% due 05/01/32	879,000	690,782
4.750% due 02/01/32 ~	190,000	152,212
5.125% due 05/01/27 ~	100,000	93,276
5.375% due 06/01/29 ~	289,000	259,591
5.500% due 05/01/26 ~	225,000	217,571
6.375% due 09/01/29 ~	270,000	252,037
7.375% due 03/01/31 ~	200,000	193,291
Cengage Learning, Inc. 9.500% due 06/15/24 ~	4,000	4,027
Ciena Corp. 4.000% due 01/31/30 ~	180,000	152,515
Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/27 ~	400,000	355,587
7.500% due 06/01/29 ~	225,000	172,385
9.000% due 09/15/28 ~	125,000	123,928
Cogent Communications Group, Inc. 7.000% due 06/15/27 ~	180,000	172,073
CommScope Technologies LLC 6.000% due 06/15/25 ~	313,000	298,370
CommScope, Inc.
4.750% due 09/01/29 ~	395,000	291,059
6.000% due 03/01/26 ~	230,000	214,958
7.125% due 07/01/28 ~	119,000	71,400
8.250% due 03/01/27 ~	100,000	65,491
Connect Finco Sarl/Connect U.S. Finco LLC (United Kingdom) 6.750% due 10/01/26 ~	227,000	212,006
Consolidated Communications, Inc. 6.500% due 10/01/28 ~	102,000	79,943
CSC Holdings LLC
3.375% due 02/15/31 ~	200,000	136,494
4.125% due 12/01/30 ~	200,000	141,744
4.625% due 12/01/30 ~	566,000	301,637
5.000% due 11/15/31 ~	300,000	161,163
5.250% due 06/01/24	204,000	194,379
5.375% due 02/01/28 ~	350,000	285,408
7.500% due 04/01/28 ~	200,000	130,195
11.250% due 05/15/28 ~	200,000	199,502
Cumulus Media New Holdings, Inc. 6.750% due 07/01/26 ~	100,000	75,895
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.875% due 08/15/27 ~	740,000	655,233
DISH DBS Corp.
5.250% due 12/01/26 ~	575,000	489,742
5.750% due 12/01/28 ~	250,000	192,656
5.875% due 11/15/24	365,000	340,320
7.375% due 07/01/28	80,000	50,541
7.750% due 07/01/26	218,000	163,841

	Principal Amount	Value
DISH Network Corp. 11.750% due 11/15/27 ~	$725,000	$731,482
EquipmentShare.com, Inc. 9.000% due 05/15/28 ~	137,000	131,862
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~	475,000	406,157
5.875% due 10/15/27 ~	210,000	191,188
6.750% due 05/01/29 ~	200,000	154,137
8.625% due 03/15/31 ~	150,000	141,447
8.750% due 05/15/30 ~	270,000	256,642
Gannett Holdings LLC 6.000% due 11/01/26 ~	150,000	129,512
Gen Digital, Inc.
5.000% due 04/15/25 ~	200,000	195,573
6.750% due 09/30/27 ~	150,000	147,190
7.125% due 09/30/30 ~	74,000	72,994
Getty Images, Inc. 9.750% due 03/01/27 ~	100,000	100,001
Gray Escrow II, Inc. 5.375% due 11/15/31 ~	350,000	229,505
Gray Television, Inc.
5.875% due 07/15/26 ~	75,000	67,478
7.000% due 05/15/27 ~	340,000	292,924
GrubHub Holdings, Inc. 5.500% due 07/01/27 ~	100,000	77,828
iHeartCommunications, Inc.
5.250% due 08/15/27 ~	191,000	151,663
6.375% due 05/01/26	200,000	172,654
8.375% due 05/01/27	100,000	71,875
Iliad Holding SASU (France) 6.500% due 10/15/26 ~	500,000	470,296
Intelsat Jackson Holdings SA (Luxembourg) 6.500% due 03/15/30 ~	415,000	369,078
Lamar Media Corp.
3.625% due 01/15/31	120,000	97,837
4.875% due 01/15/29	200,000	181,345
Level 3 Financing, Inc.
3.400% due 03/01/27 ~	240,000	224,936
3.625% due 01/15/29 ~	100,000	56,139
3.875% due 11/15/29 ~	200,000	184,503
4.250% due 07/01/28 ~	175,000	109,299
4.625% due 09/15/27 ~	400,000	288,251
10.500% due 05/15/30 ~	118,000	118,883
Lumen Technologies, Inc.
4.000% due 02/15/27 ~	560,000	369,502
4.500% due 01/15/29 ~	150,000	46,701
Match Group Holdings II LLC
3.625% due 10/01/31 ~	125,000	98,759
4.125% due 08/01/30 ~	150,000	123,944
4.625% due 06/01/28 ~	135,000	121,194
McGraw-Hill Education, Inc. 5.750% due 08/01/28 ~	350,000	302,421
Midcontinent Communications/Midcontinent Finance Corp. 5.375% due 08/15/27 ~	100,000	92,768
Millennium Escrow Corp. 6.625% due 08/01/26 ~	192,000	153,367
News Corp.
3.875% due 05/15/29 ~	85,000	73,190
5.125% due 02/15/32 ~	100,000	87,476
Nexstar Media, Inc.
4.750% due 11/01/28 ~	285,000	236,241
5.625% due 07/15/27 ~	238,000	212,099
Nokia OYJ (Finland) 6.625% due 05/15/39	50,000	44,865
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.750% due 04/30/27 ~	20,000	17,821
6.000% due 02/15/28 ~	200,000	163,913

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.000% due 08/15/27 ~	$365,000	$322,016
Paramount Global 6.250% due 02/28/57	292,000	220,314
Qwest Corp. 7.250% due 09/15/25	35,000	33,922
Radiate Holdco LLC/Radiate Finance, Inc. 6.500% due 09/15/28 ~	83,000	43,700
Rakuten Group, Inc. (Japan)
6.250% due 04/22/31 ~	300,000	190,524
10.250% due 11/30/24 ~	200,000	201,286
RCN Corp. * Y Ω ±	9,000	-
Rogers Communications, Inc. (Canada) 5.250% due 03/15/82 ~	100,000	88,605
Scripps Escrow II, Inc.
3.875% due 01/15/29 ~	175,000	131,799
5.375% due 01/15/31 ~	100,000	61,563
Scripps Escrow, Inc. 5.875% due 07/15/27 ~	150,000	111,132
Sinclair Television Group, Inc. 4.125% due 12/01/30 ~	250,000	155,321
Sirius XM Radio, Inc.
3.125% due 09/01/26 ~	146,000	130,274
4.000% due 07/15/28 ~	275,000	235,013
4.125% due 07/01/30 ~	250,000	200,442
5.000% due 08/01/27 ~	160,000	146,305
5.500% due 07/01/29 ~	560,000	495,970
Summer BC Bidco B LLC 5.500% due 10/31/26 ~	200,000	179,577
TEGNA, Inc.
4.625% due 03/15/28	235,000	204,156
4.750% due 03/15/26 ~	141,000	133,758
5.000% due 09/15/29	224,000	188,434
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34	200,000	166,950
7.200% due 07/18/36	500,000	445,372
Telenet Finance Luxembourg Notes SARL (Belgium) 5.500% due 03/01/28 ~	200,000	181,150
Telesat Canada/Telesat LLC (Canada) 6.500% due 10/15/27 ~	134,000	69,010
Uber Technologies, Inc. 4.500% due 08/15/29 ~	500,000	447,866
Univision Communications, Inc.
4.500% due 05/01/29 ~	172,000	140,233
6.625% due 06/01/27 ~	255,000	237,760
7.375% due 06/30/30 ~	206,000	188,516
8.000% due 08/15/28 ~	76,000	73,760
UPC Broadband Finco BV (Netherlands) 4.875% due 07/15/31 ~	250,000	203,147
UPC Holding BV (Netherlands) 5.500% due 01/15/28 ~	200,000	177,720
Urban One, Inc. 7.375% due 02/01/28 ~	160,000	137,470
Viasat, Inc. 7.500% due 05/30/31 ~	136,000	89,998
Videotron Ltd. (Canada)
3.625% due 06/15/29 ~	175,000	146,293
5.125% due 04/15/27 ~	200,000	189,469
Virgin Media Secured Finance PLC (United Kingdom)
4.500% due 08/15/30 ~	200,000	165,474
5.500% due 05/15/29 ~	223,000	198,871
Vmed O2 UK Financing I PLC (United Kingdom) 4.750% due 07/15/31 ~	700,000	566,348
Vodafone Group PLC (United Kingdom)
3.250% due 06/04/81	250,000	220,496
5.125% due 06/04/81	100,000	68,018
7.000% due 04/04/79	600,000	596,513

	Principal Amount	Value
VZ Secured Financing BV (Netherlands) 5.000% due 01/15/32 ~	$100,000	$78,662
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.750% due 08/15/28 ~	396,000	315,283
Zayo Group Holdings, Inc. 4.000% due 03/01/27 ~	450,000	334,485
Ziff Davis, Inc. 4.625% due 10/15/30 ~	215,000	182,255
Ziggo Bond Co. BV (Netherlands) 5.125% due 02/28/30 ~	200,000	149,423
Ziggo BV (Netherlands) 4.875% due 01/15/30 ~	200,000	163,179

		29,109,764

Consumer, Cyclical - 23.5%
99 Escrow Issuer, Inc. 7.500% due 01/15/26 ~	213,000	82,365
Acushnet Co. due 10/15/28 # ~	21,000	21,184
Adams Homes, Inc. due 10/15/28 # ~	50,000	50,141
Adient Global Holdings Ltd.
7.000% due 04/15/28 ~	63,000	62,557
8.250% due 04/15/31 ~	63,000	63,154
Advance Auto Parts, Inc. 3.900% due 04/15/30	100,000	81,212
Air Canada (Canada) 3.875% due 08/15/26 ~	205,000	186,248
Allison Transmission, Inc. 3.750% due 01/30/31 ~	300,000	242,822
AMC Entertainment Holdings, Inc.
7.500% due 02/15/29 ~	165,000	114,869
10.000% due 06/15/26 ~	200,000	145,005
American Airlines Group, Inc. 3.750% due 03/01/25 ~	150,000	142,259
American Airlines, Inc.
7.250% due 02/15/28 ~	600,000	574,258
11.750% due 07/15/25 ~	700,000	753,069
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/26 ~	215,417	210,581
5.750% due 04/20/29 ~	45,000	41,889
American Axle & Manufacturing, Inc.
6.250% due 03/15/26	34,000	33,015
6.875% due 07/01/28	150,000	136,318
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/28 ~	129,000	114,493
Aramark Services, Inc. 5.000% due 04/01/25 ~	100,000	98,405
Asbury Automotive Group, Inc.
4.500% due 03/01/28	150,000	134,458
4.750% due 03/01/30	218,000	186,720
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.625% due 01/15/28 ~	250,000	236,149
Aston Martin Capital Holdings Ltd. (Jersey) 10.500% due 11/30/25 ~	200,000	202,707
At Home Group, Inc. 4.875% due 07/15/28 ~	90,000	38,394
Bath & Body Works, Inc.
6.694% due 01/15/27	195,000	189,296
6.750% due 07/01/36	90,000	78,958
6.875% due 11/01/35	300,000	268,270
BCPE Empire Holdings, Inc. 7.625% due 05/01/27 ~	190,000	180,684
Beacon Roofing Supply, Inc.
4.500% due 11/15/26 ~	150,000	140,220
6.500% due 08/01/30 ~	65,000	63,062

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Beazer Homes USA, Inc. 6.750% due 03/15/25	$250,000	$250,080
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC 5.125% due 04/15/29 ~	100,000	87,863
BlueLinx Holdings, Inc. 6.000% due 11/15/29 ~	100,000	88,213
Boyne USA, Inc. 4.750% due 05/15/29 ~	100,000	87,584
Brinker International, Inc.
5.000% due 10/01/24 ~	100,000	97,625
8.250% due 07/15/30 ~	50,000	48,173
Brookfield Residential Properties, Inc. /Brookfield Residential U.S. LLC (Canada)
4.875% due 02/15/30 ~	65,000	52,930
5.000% due 06/15/29 ~	100,000	82,640
6.250% due 09/15/27 ~	263,000	237,126
Caesars Entertainment, Inc.
6.250% due 07/01/25 ~	500,000	493,596
7.000% due 02/15/30 ~	550,000	535,767
Carnival Corp.
4.000% due 08/01/28 ~	725,000	629,225
5.750% due 03/01/27 ~	387,000	350,657
6.650% due 01/15/28	200,000	178,516
7.000% due 08/15/29 ~	52,000	51,325
7.625% due 03/01/26 ~	420,000	408,857
Carnival PLC 7.875% due 06/01/27	185,000	188,036
Carvana Co.
12.000% Cash or 12.000% PIK due 12/01/28 ~	93,000	73,164
13.000% Cash or 13.000% PIK due 06/01/30 ~	141,000	110,165
14.000% Cash or 14.000% PIK due 06/01/31 ~	166,000	130,127
CD&R Smokey Buyer, Inc. 6.750% due 07/15/25 ~	120,000	115,781
CEC Entertainment LLC 6.750% due 05/01/26 ~	88,000	83,313
Cedar Fair LP/Canada’s Wonderland Co. /Magnum Management Corp./Millennium Op
5.375% due 04/15/27	280,000	262,517
6.500% due 10/01/28	100,000	94,683
Churchill Downs, Inc.
4.750% due 01/15/28 ~	236,000	213,106
5.500% due 04/01/27 ~	230,000	219,475
6.750% due 05/01/31 ~	110,000	104,088
Cinemark USA, Inc.
5.250% due 07/15/28 ~	200,000	177,766
8.750% due 05/01/25 ~	72,000	72,518
Clarios Global LP/Clarios U.S. Finance Co.
6.750% due 05/15/28 ~	47,000	45,936
8.500% due 05/15/27 ~	657,000	656,347
Constellation Merger Sub, Inc. 8.500% due 09/15/25 ~	100,000	83,636
Cooper-Standard Automotive, Inc.
5.625% Cash or 10.625% PIK due 05/15/27 ~	312,218	209,898
13.500% Cash or 4.500% PIK due 03/31/27 ~	4,795	4,925
Crocs, Inc. 4.125% due 08/15/31 ~	150,000	116,225
Dana, Inc.
4.250% due 09/01/30	100,000	80,380
4.500% due 02/15/32	300,000	233,383
Dave & Buster’s, Inc. 7.625% due 11/01/25 ~	140,000	140,079
Dealer Tire LLC/DT Issuer LLC 8.000% due 02/01/28 ~	250,000	234,677
Delta Air Lines, Inc. 7.375% due 01/15/26	90,000	91,184

	Principal Amount	Value
Dream Finders Homes, Inc. 8.250% due 08/15/28 ~	$38,000	$38,295
eG Global Finance PLC (United Kingdom) 8.500% due 10/30/25 ~	200,000	197,064
Evergreen Acqco 1 LP/TVI, Inc. 9.750% due 04/26/28 ~	180,000	185,512
Everi Holdings, Inc. 5.000% due 07/15/29 ~	200,000	172,376
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% due 04/01/26 ~	240,000	225,223
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.750% due 01/15/30 ~	215,000	175,503
FirstCash, Inc.
4.625% due 09/01/28 ~	150,000	133,065
5.625% due 01/01/30 ~	175,000	157,666
Ford Motor Co. 3.250% due 02/12/32	565,000	435,979
Ford Motor Credit Co. LLC
2.700% due 08/10/26	380,000	339,481
3.375% due 11/13/25	300,000	278,600
3.625% due 06/17/31	240,000	194,183
3.815% due 11/02/27	400,000	356,603
4.000% due 11/13/30	200,000	167,227
4.271% due 01/09/27	200,000	184,930
4.389% due 01/08/26	250,000	236,225
4.687% due 06/09/25	350,000	336,707
4.950% due 05/28/27	200,000	187,955
6.800% due 05/12/28	200,000	199,934
6.950% due 06/10/26	200,000	199,972
7.200% due 06/10/30	200,000	201,245
7.350% due 11/04/27	250,000	255,542
7.350% due 03/06/30	245,000	248,377
Forestar Group, Inc. 5.000% due 03/01/28 ~	150,000	134,850
Gap, Inc.
3.625% due 10/01/29 ~	345,000	255,725
3.875% due 10/01/31 ~	145,000	102,049
Genting New York LLC/GENNY Capital, Inc. 3.300% due 02/15/26 ~	200,000	177,544
Goodyear Tire & Rubber Co.
5.000% due 05/31/26	480,000	458,881
5.250% due 07/15/31	85,000	70,417
5.625% due 04/30/33	400,000	327,757
9.500% due 05/31/25	145,000	147,319
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.000% due 08/15/28 ~	199,000	136,946
Group 1 Automotive, Inc. 4.000% due 08/15/28 ~	100,000	86,917
Hanesbrands, Inc. 9.000% due 02/15/31 ~	195,000	186,083
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.750% due 01/20/26 ~	400,000	360,459
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~	50,000	40,358
4.000% due 05/01/31 ~	190,000	159,907
5.375% due 05/01/25 ~	50,000	49,253
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. 5.000% due 06/01/29 ~	300,000	260,591
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% due 04/01/27	215,000	204,731
International Game Technology PLC
4.125% due 04/15/26 ~	200,000	188,322
6.500% due 02/15/25 ~	200,000	199,883
IRB Holding Corp. 7.000% due 06/15/25 ~	250,000	250,345

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Jacobs Entertainment, Inc. 6.750% due 02/15/29 ~	$160,000	$142,167
JB Poindexter & Co., Inc. 7.125% due 04/15/26 ~	119,000	115,901
KB Home
6.875% due 06/15/27	75,000	75,083
7.250% due 07/15/30	185,000	181,958
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750% due 06/01/27 ~	200,000	190,226
Kohl’s Corp.
4.250% due 07/17/25	58,000	53,853
4.625% due 05/01/31	138,000	92,936
Las Vegas Sands Corp.
2.900% due 06/25/25	150,000	139,930
3.500% due 08/18/26	306,000	278,662
LCM Investments Holdings II LLC
4.875% due 05/01/29 ~	100,000	85,142
8.250% due 08/01/31 ~	77,000	74,866
Levi Strauss & Co. 3.500% due 03/01/31 ~	105,000	83,151
LGI Homes, Inc. 4.000% due 07/15/29 ~	75,000	59,912
Life Time, Inc. 5.750% due 01/15/26 ~	122,000	118,322
Light & Wonder International, Inc.
7.000% due 05/15/28 ~	224,000	220,400
7.250% due 11/15/29 ~	156,000	153,052
7.500% due 09/01/31 ~	138,000	136,537
Lindblad Expeditions Holdings, Inc. 9.000% due 05/15/28 ~	100,000	99,888
Lindblad Expeditions LLC 6.750% due 02/15/27 ~	100,000	93,730
Lithia Motors, Inc.
3.875% due 06/01/29 ~	90,000	75,951
4.375% due 01/15/31 ~	150,000	124,245
4.625% due 12/15/27 ~	150,000	137,129
Live Nation Entertainment, Inc.
3.750% due 01/15/28 ~	160,000	141,600
4.750% due 10/15/27 ~	110,000	100,837
5.625% due 03/15/26 ~	81,000	77,860
6.500% due 05/15/27 ~	225,000	222,076
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.750% due 02/15/26 ~	100,000	90,950
Macy’s Retail Holdings LLC 4.300% due 02/15/43	300,000	167,938
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	200,000	164,817
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~	135,000	113,256
4.750% due 01/15/28	150,000	131,440
Melco Resorts Finance Ltd. (Hong Kong)
5.250% due 04/26/26 ~	500,000	464,352
5.375% due 12/04/29 ~	200,000	164,956
Meritage Homes Corp. 5.125% due 06/06/27	200,000	189,013
MGM China Holdings Ltd. (Macau) 4.750% due 02/01/27 ~	200,000	179,721
MGM Resorts International
4.625% due 09/01/26	400,000	373,981
6.750% due 05/01/25	80,000	79,659
Michaels Cos., Inc.
5.250% due 05/01/28 ~	300,000	239,935
7.875% due 05/01/29 ~	115,000	75,237
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/29 ~	259,000	220,813
Mohegan Tribal Gaming Authority
8.000% due 02/01/26 ~	260,000	239,587
13.250% due 12/15/27 ~	150,000	159,595

	Principal Amount	Value
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~	$85,000	$69,484
4.750% due 09/15/29	99,000	89,377
5.625% due 05/01/27	100,000	96,610
NCL Corp. Ltd.
5.875% due 03/15/26 ~	260,000	240,345
5.875% due 02/15/27 ~	100,000	95,190
7.750% due 02/15/29 ~	100,000	92,924
8.375% due 02/01/28 ~	83,000	84,267
NCL Finance Ltd. 6.125% due 03/15/28 ~	125,000	110,458
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~	10,000	8,569
4.000% due 10/15/30 ~	758,000	630,765
5.750% due 04/15/25 ~	50,000	49,666
Newell Brands, Inc.
4.875% due 06/01/25	165,000	158,272
5.200% due 04/01/26	335,000	316,020
6.375% due 09/15/27	168,000	160,794
6.375% due 04/01/36	130,000	107,101
6.625% due 09/15/29	90,000	85,812
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125% due 04/01/26 ~	125,000	117,430
Nordstrom, Inc.
4.375% due 04/01/30	410,000	315,862
6.950% due 03/15/28	172,000	164,035
Odeon Finco PLC (United Kingdom) 12.750% due 11/01/27 ~	100,000	99,589
Ontario Gaming GTA LP (Canada) 8.000% due 08/01/30 ~	38,000	38,036
OPENLANE, Inc. 5.125% due 06/01/25 ~	108,000	104,605
Park River Holdings, Inc. 5.625% due 02/01/29 ~	100,000	76,372
Patrick Industries, Inc. 7.500% due 10/15/27 ~	100,000	95,857
Penn Entertainment, Inc.
4.125% due 07/01/29 ~	200,000	163,680
5.625% due 01/15/27 ~	100,000	94,149
Penske Automotive Group, Inc. 3.500% due 09/01/25	139,000	131,675
PetSmart, Inc./PetSmart Finance Corp. 4.750% due 02/15/28 ~	650,000	569,825
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625% due 09/01/29 ~	438,000	337,783
QVC, Inc.
4.450% due 02/15/25	335,000	293,509
4.750% due 02/15/27	175,000	107,655
4.850% due 04/01/24	100,000	96,228
Resideo Funding, Inc. 4.000% due 09/01/29 ~	100,000	82,279
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625% due 04/16/29 ~	400,000	319,788
Ritchie Bros Holdings, Inc. (Canada)
6.750% due 03/15/28 ~	81,000	80,915
7.750% due 03/15/31 ~	87,000	88,414
Royal Caribbean Cruises Ltd.
5.500% due 08/31/26 ~	200,000	188,953
5.500% due 04/01/28 ~	450,000	413,027
7.250% due 01/15/30 ~	230,000	228,216
11.500% due 06/01/25 ~	120,000	126,777
11.625% due 08/15/27 ~	167,000	181,282
Scotts Miracle-Gro Co.
4.500% due 10/15/29	200,000	163,734
5.250% due 12/15/26	100,000	92,878
SeaWorld Parks & Entertainment, Inc. 5.250% due 08/15/29 ~	112,000	98,530

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Six Flags Entertainment Corp. 7.250% due 05/15/31 ~	$200,000	$188,000
Sonic Automotive, Inc. 4.875% due 11/15/31 ~	390,000	310,910
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.875% due 11/01/27 ~	250,000	227,132
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.000% due 09/20/25 ~	280,000	280,121
SRS Distribution, Inc.
4.625% due 07/01/28 ~	81,000	70,084
6.000% due 12/01/29 ~	310,000	260,746
6.125% due 07/01/29 ~	133,000	113,400
Staples, Inc. 7.500% due 04/15/26 ~	550,000	453,152
Station Casinos LLC
4.500% due 02/15/28 ~	190,000	165,949
4.625% due 12/01/31 ~	86,000	68,885
Studio City Finance Ltd. (Macau) 5.000% due 01/15/29 ~	400,000	301,288
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% due 03/01/27	300,000	286,794
Taylor Morrison Communities, Inc. 5.750% due 01/15/28 ~	300,000	279,796
Tempur Sealy International, Inc. 4.000% due 04/15/29 ~	250,000	208,910
Tenneco, Inc. 8.000% due 11/17/28 ~	300,000	244,500
Thor Industries, Inc. 4.000% due 10/15/29 ~	110,000	90,750
Titan International, Inc. 7.000% due 04/30/28	200,000	187,117
TKC Holdings, Inc. 6.875% due 05/15/28 ~	194,000	172,803
Travel & Leisure Co. 4.625% due 03/01/30 ~	250,000	210,681
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.875% due 06/15/24	200,000	198,785
Tri Pointe Homes, Inc. 5.250% due 06/01/27	100,000	93,688
U.S. Airways Pass-Through Trust 3.950% due 05/15/27	82,204	78,139
Under Armour, Inc. 3.250% due 06/15/26	300,000	269,584
United Airlines Holdings, Inc. 4.875% due 01/15/25	150,000	145,346
United Airlines, Inc.
4.375% due 04/15/26 ~	96,000	88,875
4.625% due 04/15/29 ~	300,000	258,173
Universal Entertainment Corp. (Japan) 8.750% due 12/11/24 ~	250,000	266,472
Vail Resorts, Inc. 6.250% due 05/15/25 ~	235,000	233,961
Victoria’s Secret & Co. 4.625% due 07/15/29 ~	188,000	136,522
Viking Cruises Ltd.
5.875% due 09/15/27 ~	27,000	24,671
7.000% due 02/15/29 ~	190,000	175,002
9.125% due 07/15/31 ~	150,000	150,222
Viking Ocean Cruises Ship VII Ltd. 5.625% due 02/15/29 ~	300,000	271,816
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland)
7.875% due 05/01/27 ~	455,000	392,499
9.500% due 06/01/28 ~	67,000	58,913
Wesco Aircraft Holdings, Inc.
8.500% due 11/15/24 Y ~ *	222,000	8,880
13.125% due 11/15/27 Y ~ *	262,000	9,170

	Principal Amount	Value
Wheel Pros, Inc. 6.500% due 05/15/29 ~	$100,000	$33,625
White Cap Buyer LLC 6.875% due 10/15/28 ~	170,000	150,456
William Carter Co. 5.625% due 03/15/27 ~	214,000	206,043
Windsor Holdings III LLC 8.500% due 06/15/30 ~	183,000	180,757
Winnebago Industries, Inc. 6.250% due 07/15/28 ~	200,000	192,541
WMG Acquisition Corp.
3.000% due 02/15/31 ~	221,000	173,813
3.875% due 07/15/30 ~	200,000	169,164
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/28 ~	106,000	95,299
Wynn Macau Ltd. (Macau)
5.125% due 12/15/29 ~	390,000	322,235
5.625% due 08/26/28 ~	300,000	260,414
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.125% due 02/15/31 ~	175,000	166,326
Yum! Brands, Inc.
5.350% due 11/01/43	100,000	87,861
6.875% due 11/15/37	100,000	101,577
ZF North America Capital, Inc. (Germany)
6.875% due 04/14/28 ~	150,000	146,910
7.125% due 04/14/30 ~	150,000	147,161

		44,213,668

Consumer, Non-Cyclical - 13.9%
Acadia Healthcare Co., Inc. 5.000% due 04/15/29 ~	225,000	202,543
AdaptHealth LLC
4.625% due 08/01/29 ~	190,000	146,046
5.125% due 03/01/30 ~	177,000	137,313
ADT Security Corp. 4.875% due 07/15/32 ~	200,000	167,260
Adtalem Global Education, Inc. 5.500% due 03/01/28 ~	50,000	45,853
AHP Health Partners, Inc. 5.750% due 07/15/29 ~	150,000	126,727
Akumin Escrow, Inc. 7.500% due 08/01/28 ~	100,000	66,520
Albertsons Cos., Inc./Safeway, Inc. /New Albertsons LP/Albertsons LLC
3.250% due 03/15/26 ~	203,000	188,237
6.500% due 02/15/28 ~	225,000	222,641
7.500% due 03/15/26 ~	125,000	126,873
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.750% due 07/15/27 ~	297,000	266,076
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625% due 06/01/28 ~	566,000	471,536
AMN Healthcare, Inc. 4.625% due 10/01/27 ~	217,000	196,346
APi Group DE, Inc. 4.125% due 07/15/29 ~	150,000	126,238
Aptim Corp. 7.750% due 06/15/25 ~	150,000	139,500
APX Group, Inc. 6.750% due 02/15/27 ~	200,000	192,274
Arrow Bidco LLC 9.500% due 03/15/24 ~	78,000	78,076
ASGN, Inc. 4.625% due 05/15/28 ~	129,000	115,240
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% due 03/01/29 ~	90,000	80,091
B&G Foods, Inc.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
5.250% due 04/01/25	$150,000	$147,343
8.000% due 09/15/28 ~	67,000	67,175
Bausch & Lomb Escrow Corp. 8.375% due 10/01/28 ~	195,000	195,823
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~	410,000	233,852
5.500% due 11/01/25 ~	346,000	306,971
5.750% due 08/15/27 ~	140,000	83,532
6.125% due 02/01/27 ~	185,000	115,356
7.000% due 01/15/28 ~	388,000	168,857
7.250% due 05/30/29 ~	98,000	39,483
9.000% due 12/15/25 ~	50,000	45,554
11.000% due 09/30/28 ~	239,000	162,747
BC Ltd. (Canada) 9.000% due 01/30/28 ~	106,000	104,904
Block, Inc. 3.500% due 06/01/31	483,000	379,981
Brink’s Co.
4.625% due 10/15/27 ~	197,000	179,986
5.500% due 07/15/25 ~	150,000	147,184
C&S Group Enterprises LLC 5.000% due 12/15/28 ~	300,000	228,420
Cano Health LLC 6.250% due 10/01/28 ~	125,000	55,525
Catalent Pharma Solutions, Inc. 3.500% due 04/01/30 ~	200,000	164,927
Central Garden & Pet Co. 4.125% due 10/15/30	335,000	279,663
Charles River Laboratories International, Inc.
3.750% due 03/15/29 ~	133,000	114,165
4.250% due 05/01/28 ~	192,000	172,388
Chobani LLC/Chobani Finance Corp., Inc. 4.625% due 11/15/28 ~	100,000	88,303
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~	115,000	81,546
5.250% due 05/15/30 ~	695,000	529,233
5.625% due 03/15/27 ~	105,000	90,195
6.000% due 01/15/29 ~	300,000	242,600
6.125% due 04/01/30 ~	194,000	98,991
6.875% due 04/15/29 ~	200,000	106,500
CoreCivic, Inc.
4.750% due 10/15/27	60,000	52,956
8.250% due 04/15/26	135,000	137,082
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% due 07/15/30 ~	119,000	116,319
Darling Ingredients, Inc.
5.250% due 04/15/27 ~	99,000	94,426
6.000% due 06/15/30 ~	145,000	137,439
DaVita, Inc.
3.750% due 02/15/31 ~	454,000	345,519
4.625% due 06/01/30 ~	400,000	328,945
Deluxe Corp. 8.000% due 06/01/29 ~	70,000	57,836
Edgewell Personal Care Co.
4.125% due 04/01/29 ~	125,000	106,443
5.500% due 06/01/28 ~	100,000	92,494
Elanco Animal Health, Inc. 6.650% due 08/28/28	130,000	126,750
Embecta Corp.
5.000% due 02/15/30 ~	80,000	62,498
6.750% due 02/15/30 ~	100,000	81,934
Encompass Health Corp. 5.750% due 09/15/25	100,000	98,462
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg) 5.625% due 08/15/26 ~	100,000	96,841
Fortrea Holdings, Inc. 7.500% due 07/01/30 ~	140,000	136,397
Garda World Security Corp. (Canada)
4.625% due 02/15/27 ~	100,000	91,604

	Principal Amount	Value
6.000% due 06/01/29 ~	$150,000	$122,845
9.500% due 11/01/27 ~	78,000	74,666
Gartner, Inc.
3.750% due 10/01/30 ~	150,000	126,026
4.500% due 07/01/28 ~	169,000	154,381
GEO Group, Inc. 10.500% due 06/30/28	163,000	163,591
Graham Holdings Co. 5.750% due 06/01/26 ~	100,000	96,758
Grifols SA (Spain) 4.750% due 10/15/28 ~	200,000	170,761
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.500% due 06/01/26 ~	50,000	12,560
HealthEquity, Inc. 4.500% due 10/01/29 ~	100,000	86,263
Heartland Dental LLC/Heartland Dental Finance Corp. 10.500% due 04/30/28 ~	120,000	120,900
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875% due 09/01/25 ~	200,000	190,830
Hertz Corp. 5.000% due 12/01/29 ~	300,000	235,292
Hologic, Inc. 4.625% due 02/01/28 ~	191,000	175,963
Ingles Markets, Inc. 4.000% due 06/15/31 ~	100,000	82,233
IQVIA, Inc. 6.500% due 05/15/30 ~	200,000	196,004
Jazz Securities DAC 4.375% due 01/15/29 ~	300,000	261,804
Kedrion SpA (Italy) 6.500% due 09/01/29 ~	150,000	129,375
Korn Ferry 4.625% due 12/15/27 ~	150,000	138,162
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada) 5.000% due 12/31/26 ~	255,000	232,784
Lamb Weston Holdings, Inc. 4.875% due 05/15/28 ~	400,000	369,301
Land O’Lakes Capital Trust I 7.450% due 03/15/28 ~	43,000	39,560
Legacy LifePoint Health LLC 4.375% due 02/15/27 ~	230,000	198,081
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.000% due 02/01/26 ~	100,000	98,111
LifePoint Health, Inc.
9.875% due 08/15/30 ~	142,000	137,652
due 10/15/30 # ~	70,000	70,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 11.500% due 12/15/28 Y ~ *	250,000	222,560
Medline Borrower LP
3.875% due 04/01/29 ~	255,000	215,810
5.250% due 10/01/29 ~	388,000	335,816
Metis Merger Sub LLC 6.500% due 05/15/29 ~	100,000	84,594
Mobius Merger Sub, Inc. 9.000% due 06/01/30 ~	59,000	54,628
ModivCare Escrow Issuer, Inc. 5.000% due 10/01/29 ~	405,000	291,268
ModivCare, Inc. 5.875% due 11/15/25 ~	72,000	68,510
Molina Healthcare, Inc.
3.875% due 05/15/32 ~	345,000	277,120
4.375% due 06/15/28 ~	150,000	134,576
MPH Acquisition Holdings LLC 5.500% due 09/01/28 ~	290,000	246,646
Nathan’s Famous, Inc. 6.625% due 11/01/25 ~	13,000	12,971

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Neptune Bidco U.S., Inc. 9.290% due 04/15/29 ~	$325,000	$294,657
NESCO Holdings II, Inc. 5.500% due 04/15/29 ~	100,000	87,871
Option Care Health, Inc. 4.375% due 10/31/29 ~	63,000	54,490
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.125% due 04/30/28 ~	504,000	438,411
5.125% due 04/30/31 ~	200,000	160,549
Oriflame Investment Holding PLC (Switzerland) 5.125% due 05/04/26 ~	200,000	72,920
Owens & Minor, Inc.
4.500% due 03/31/29 ~	80,000	65,919
6.625% due 04/01/30 ~	139,000	123,527
PECF USS Intermediate Holding III Corp. 8.000% due 11/15/29 ~	206,000	112,043
Performance Food Group, Inc. 4.250% due 08/01/29 ~	158,000	136,681
Perrigo Finance Unlimited Co.
3.900% due 12/15/24	200,000	193,019
4.900% due 12/15/44	200,000	148,451
Port of Newcastle Investments Financing Pty. Ltd. (Australia) 5.900% due 11/24/31 ~	50,000	41,462
Post Holdings, Inc.
4.500% due 09/15/31 ~	500,000	416,777
5.750% due 03/01/27 ~	322,000	309,541
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/27 ~	100,000	87,710
5.750% due 04/15/26 ~	246,000	238,922
6.250% due 01/15/28 ~	50,000	46,366
Primo Water Holdings, Inc. (Canada) 4.375% due 04/30/29 ~	188,000	160,943
Radiology Partners, Inc. 9.250% due 02/01/28 ~	105,000	41,632
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.750% due 12/01/26 ~	50,000	48,477
RP Escrow Issuer LLC 5.250% due 12/15/25 ~	150,000	109,039
RR Donnelley & Sons Co. 9.750% due 07/31/28 ~	75,000	75,110
Sabre GLBL, Inc.
7.375% due 09/01/25 ~	218,000	212,900
11.250% due 12/15/27 ~	105,000	96,414
Sabre Global, Inc. 8.625% due 06/01/27 ~	7,000	5,943
Safeway, Inc. 7.250% due 02/01/31	150,000	155,044
SEG Holding LLC/SEG Finance Corp. 5.625% due 10/15/28 ~	200,000	200,665
Select Medical Corp. 6.250% due 08/15/26 ~	200,000	195,573
Service Corp. International
3.375% due 08/15/30	126,000	101,726
5.125% due 06/01/29	206,000	190,962
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.625% due 11/01/26 ~	50,000	47,196
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625% due 03/01/29 ~	345,000	283,449
Sotheby’s 7.375% due 10/15/27 ~	200,000	184,362
Sotheby’s/Bidfair Holdings, Inc. 5.875% due 06/01/29 ~	150,000	120,532
Spectrum Brands, Inc. 5.000% due 10/01/29 ~	86,000	78,026

	Principal Amount	Value
Star Parent, Inc. 9.000% due 10/01/30 ~	$134,000	$135,575
Surgery Center Holdings, Inc. 10.000% due 04/15/27 ~	100,000	101,222
Teleflex, Inc. 4.250% due 06/01/28 ~	95,000	85,083
Tenet Healthcare Corp.
4.375% due 01/15/30	236,000	203,290
4.875% due 01/01/26	545,000	522,663
5.125% due 11/01/27	876,000	816,108
6.250% due 02/01/27	530,000	513,341
6.750% due 05/15/31 ~	212,000	204,733
Toledo Hospital 5.325% due 11/15/28	164,000	129,970
TriNet Group, Inc.
3.500% due 03/01/29 ~	115,000	96,971
7.125% due 08/15/31 ~	50,000	49,563
Turning Point Brands, Inc. 5.625% due 02/15/26 ~	100,000	93,373
U.S. Acute Care Solutions LLC 6.375% due 03/01/26 ~	294,000	253,303
U.S. Foods, Inc.
6.875% due 09/15/28 ~	76,000	75,935
7.250% due 01/15/32 ~	89,000	89,021
United Natural Foods, Inc. 6.750% due 10/15/28 ~	165,000	126,002
United Rentals North America, Inc.
3.875% due 11/15/27	175,000	158,584
3.875% due 02/15/31	400,000	333,248
4.875% due 01/15/28	115,000	107,533
5.250% due 01/15/30	142,000	131,524
5.500% due 05/15/27	130,000	126,466
Verscend Escrow Corp. 9.750% due 08/15/26 ~	325,000	325,456
VT Topco, Inc. 8.500% due 08/15/30 ~	68,000	67,426
WASH Multifamily Acquisition, Inc. 5.750% due 04/15/26 ~	255,000	238,399
Williams Scotsman International, Inc.
4.625% due 08/15/28 ~	100,000	89,610
6.125% due 06/15/25 ~	105,000	104,062
Williams Scotsman, Inc. 7.375% due 10/01/31 ~	102,000	101,507
ZipRecruiter, Inc. 5.000% due 01/15/30 ~	100,000	78,623

		26,214,841

Diversified - 0.2%
Benteler International AG (Austria) 10.500% due 05/15/28 ~	200,000	200,443
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	100,296

		300,739

Energy - 11.0%
Aethon United BR LP/Aethon United Finance Corp. 8.250% due 02/15/26 ~	100,000	99,307
Antero Midstream Partners LP /Antero Midstream Finance Corp.
5.375% due 06/15/29 ~	135,000	123,753
5.750% due 03/01/27 ~	200,000	191,070
5.750% due 01/15/28 ~	197,000	186,035
Antero Resources Corp. 7.625% due 02/01/29 ~	74,000	75,059
Ascent Resources Utica Holdings LLC /ARU Finance Corp.
7.000% due 11/01/26 ~	80,000	78,221
8.250% due 12/31/28 ~	165,000	163,419

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Athabasca Oil Corp. (Canada) 9.750% due 11/01/26 ~	$205,000	$213,292
Baytex Energy Corp. (Canada)
8.500% due 04/30/30 ~	128,000	129,631
8.750% due 04/01/27 ~	185,000	188,053
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.625% due 07/15/26 ~	50,000	49,098
7.625% due 12/15/25 ~	100,000	100,467
Bristow Group, Inc. 6.875% due 03/01/28 ~	100,000	93,869
Buckeye Partners LP
3.950% due 12/01/26	175,000	157,324
4.125% due 03/01/25 ~	127,000	120,787
4.500% due 03/01/28 ~	105,000	92,250
5.850% due 11/15/43	250,000	182,741
Callon Petroleum Co. 6.375% due 07/01/26	155,000	152,270
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.750% due 07/15/28 ~	50,000	49,420
CGG SA (France) 8.750% due 04/01/27 ~	300,000	268,725
Chesapeake Energy Corp.
5.875% due 02/01/29 ~	185,000	174,244
6.750% due 04/15/29 ~	300,000	293,882
Chord Energy Corp. 6.375% due 06/01/26 ~	150,000	147,226
Civitas Resources, Inc.
5.000% due 10/15/26 ~	60,000	56,341
8.375% due 07/01/28 ~	205,000	208,844
8.750% due 07/01/31 ~	212,000	216,816
CNX Midstream Partners LP 4.750% due 04/15/30 ~	40,000	33,345
CNX Resources Corp.
6.000% due 01/15/29 ~	250,000	233,841
7.250% due 03/14/27 ~	23,000	22,718
Comstock Resources, Inc.
5.875% due 01/15/30 ~	270,000	234,036
6.750% due 03/01/29 ~	85,000	78,289
Crescent Energy Finance LLC
7.250% due 05/01/26 ~	235,000	230,550
9.250% due 02/15/28 ~	80,000	81,753
Crestwood Midstream Partners LP /Crestwood Midstream Finance Corp.
5.625% due 05/01/27 ~	140,000	134,306
5.750% due 04/01/25	85,000	83,702
6.000% due 02/01/29 ~	105,000	101,460
8.000% due 04/01/29 ~	150,000	153,987
CrownRock LP/CrownRock Finance, Inc. 5.625% due 10/15/25 ~	294,000	289,589
CSI Compressco LP/CSI Compressco Finance, Inc. 7.500% due 04/01/25 ~	200,000	194,728
CVR Energy, Inc. 5.750% due 02/15/28 ~	125,000	113,252
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125% due 06/01/28 ~	100,000	91,474
Diamond Foreign Asset Co./Diamond Finance LLC 8.500% due 10/01/30 ~	92,000	92,103
DT Midstream, Inc.
4.125% due 06/15/29 ~	95,000	82,258
4.375% due 06/15/31 ~	200,000	168,406
Earthstone Energy Holdings LLC
8.000% due 04/15/27 ~	190,000	194,640
9.875% due 07/15/31 ~	100,000	108,844
Encino Acquisition Partners Holdings LLC 8.500% due 05/01/28 ~	325,000	312,427

	Principal Amount	Value
Enerflex Ltd. (Canada) 9.000% due 10/15/27 ~	$30,000	$29,656
Energy Ventures Gom LLC/EnVen Finance Corp. 11.750% due 04/15/26 ~	80,000	83,200
EnLink Midstream LLC
5.625% due 01/15/28 ~	75,000	70,988
6.500% due 09/01/30 ~	245,000	237,917
EnLink Midstream Partners LP
4.150% due 06/01/25	120,000	114,666
5.450% due 06/01/47	50,000	39,120
EnQuest PLC (United Kingdom) 11.625% due 11/01/27 ~	200,000	188,756
Enviva Partners LP/Enviva Partners Finance Corp. 6.500% due 01/15/26 ~	260,000	212,308
EQM Midstream Partners LP
4.750% due 01/15/31 ~	108,000	93,085
6.000% due 07/01/25 ~	221,000	217,773
7.500% due 06/01/27 ~	100,000	100,297
7.500% due 06/01/30 ~	457,000	459,446
FTAI Infra Escrow Holdings LLC 10.500% due 06/01/27 ~	200,000	199,225
Genesis Energy LP/Genesis Energy Finance Corp. 8.875% due 04/15/30	150,000	146,602
Global Partners LP/GLP Finance Corp.
6.875% due 01/15/29	100,000	93,155
7.000% due 08/01/27	150,000	146,321
Greenfire Resources Ltd. (Canada) 12.000% due 10/01/28 ~	31,000	30,536
Gulfport Energy Corp. 8.000% due 05/17/26 ~	200,000	200,427
Harbour Energy PLC (United Kingdom) 5.500% due 10/15/26 ~	200,000	186,704
Hess Midstream Operations LP
4.250% due 02/15/30 ~	230,000	194,214
5.625% due 02/15/26 ~	200,000	193,453
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% due 04/15/30 ~	50,000	45,139
6.250% due 04/15/32 ~	250,000	222,555
Holly Energy Partners LP/Holly Energy Finance Corp.
5.000% due 02/01/28 ~	159,000	146,460
6.375% due 04/15/27 ~	35,000	34,397
Howard Midstream Energy Partners LLC
6.750% due 01/15/27 ~	100,000	95,097
8.875% due 07/15/28 ~	100,000	100,968
Ithaca Energy North Sea PLC (United Kingdom) 9.000% due 07/15/26 ~	200,000	194,295
KCA Deutag U.K. Finance PLC (United Kingdom) 9.875% due 12/01/25 ~	100,000	101,125
Kinetik Holdings LP 5.875% due 06/15/30 ~	290,000	272,208
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.000% due 08/01/26 ~	100,000	96,696
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.500% due 02/15/28 ~	275,000	279,751
Matador Resources Co.
5.875% due 09/15/26	330,000	318,820
6.875% due 04/15/28 ~	55,000	54,055
Moss Creek Resources Holdings, Inc.
7.500% due 01/15/26 ~	50,000	48,492
10.500% due 05/15/27 ~	100,000	100,509
Murphy Oil Corp.
5.750% due 08/15/25	43,000	42,973
5.875% due 12/01/27	117,000	113,655

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
6.375% due 07/15/28	$323,000	$317,803
Nabors Industries Ltd. 7.250% due 01/15/26 ~	363,000	351,166
Nabors Industries, Inc. 5.750% due 02/01/25	85,000	83,280
Neptune Energy Bondco PLC (United Kingdom) 6.625% due 05/15/25 ~	250,000	247,875
New Fortress Energy, Inc.
6.500% due 09/30/26 ~	300,000	276,544
6.750% due 09/15/25 ~	100,000	95,573
Noble Finance II LLC 8.000% due 04/15/30 ~	90,000	91,259
Northern Oil & Gas, Inc. 8.750% due 06/15/31 ~	58,000	58,508
Northriver Midstream Finance LP (Canada) 5.625% due 02/15/26 ~	250,000	238,494
NuStar Logistics LP 6.000% due 06/01/26	171,000	166,077
Oceaneering International, Inc.
4.650% due 11/15/24	200,000	197,643
6.000% due 02/01/28	100,000	94,309
Parkland Corp. (Canada)
4.500% due 10/01/29 ~	140,000	120,055
5.875% due 07/15/27 ~	132,000	125,751
Patterson-UTI Energy, Inc. 3.950% due 02/01/28	250,000	224,727
PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/28	150,000	141,613
7.875% due 09/15/30 ~	86,000	85,739
Permian Resources Operating LLC 7.000% due 01/15/32 ~	58,000	57,260
Precision Drilling Corp. (Canada)
6.875% due 01/15/29 ~	125,000	118,521
7.125% due 01/15/26 ~	200,000	198,249
Puma International Financing SA (Singapore) 5.000% due 01/24/26 ~	200,000	182,799
Range Resources Corp. 4.750% due 02/15/30 ~	29,000	25,773
Rockies Express Pipeline LLC 3.600% due 05/15/25 ~	250,000	236,190
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. due 11/01/28 # ~	35,000	35,109
SM Energy Co.
5.625% due 06/01/25	113,000	110,699
6.625% due 01/15/27	100,000	98,100
6.750% due 09/15/26	60,000	58,955
Southwestern Energy Co.
5.375% due 03/15/30	50,000	45,613
5.700% due 01/23/25	14,000	13,809
8.375% due 09/15/28	150,000	154,980
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.750% due 04/15/25	140,000	131,055
Sunnova Energy Corp.
5.875% due 09/01/26 ~	110,000	94,441
11.750% due 10/01/28 ~	31,000	29,888
Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/29	200,000	175,758
6.000% due 04/15/27	359,000	348,328
7.000% due 09/15/28 ~	80,000	79,016
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000% due 12/31/30 ~	215,000	190,014
6.000% due 09/01/31 ~	200,000	174,545
7.500% due 10/01/25 ~	300,000	299,514
TerraForm Power Operating LLC 4.750% due 01/15/30 ~	177,000	151,451

	Principal Amount	Value
TransMontaigne Partners LP/TLP Finance Corp. 6.125% due 02/15/26	$50,000	$42,793
Transocean Aquila Ltd. due 09/30/28 # ~	21,000	21,015
Transocean, Inc. 9.350% due 12/15/41	490,000	433,072
Valaris Ltd. 8.375% due 04/30/30 ~	133,000	133,216
Venture Global Calcasieu Pass LLC
4.125% due 08/15/31 ~	544,000	446,967
6.250% due 01/15/30 ~	243,000	232,037
Venture Global LNG, Inc.
8.125% due 06/01/28 ~	344,000	340,860
8.375% due 06/01/31 ~	313,000	308,005
Vital Energy, Inc.
9.500% due 01/15/25	180,000	181,634
9.750% due 10/15/30	70,000	71,624
10.125% due 01/15/28	160,000	163,262
W&T Offshore, Inc. 11.750% due 02/01/26 ~	150,000	154,831

		20,808,695

Financial - 11.2%
Acrisure LLC/Acrisure Finance, Inc.
4.250% due 02/15/29 ~	340,000	286,093
7.000% due 11/15/25 ~	275,000	267,410
AG Issuer LLC 6.250% due 03/01/28 ~	70,000	65,448
AG TTMT Escrow Issuer LLC 8.625% due 09/30/27 ~	120,000	120,842
Alliant Holdings Intermediate LLC /Alliant Holdings Co-Issuer
4.250% due 10/15/27 ~	220,000	197,212
6.750% due 10/15/27 ~	350,000	325,870
6.750% due 04/15/28 ~	80,000	77,283
Ally Financial, Inc.
5.750% due 11/20/25	300,000	291,517
6.700% due 02/14/33	150,000	130,365
AmWINS Group, Inc. 4.875% due 06/30/29 ~	85,000	74,590
Apollo Commercial Real Estate Finance, Inc. REIT 4.625% due 06/15/29 ~	150,000	113,290
Aretec Escrow Issuer, Inc. 7.500% due 04/01/29 ~	300,000	267,271
Assurant, Inc. 7.000% due 03/27/48	200,000	194,443
AssuredPartners, Inc. 7.000% due 08/15/25 ~	64,000	63,393
Blackstone Mortgage Trust, Inc. REIT 3.750% due 01/15/27 ~	250,000	210,333
Brandywine Operating Partnership LP REIT
3.950% due 11/15/27	50,000	41,416
4.100% due 10/01/24	50,000	48,482
4.550% due 10/01/29	50,000	38,927
Brightsphere Investment Group, Inc. 4.800% due 07/27/26	100,000	94,606
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/27 ~	150,000	125,200
5.750% due 05/15/26 ~	300,000	275,641
Burford Capital Global Finance LLC 6.875% due 04/15/30 ~	200,000	183,896
Castlelake Aviation Finance DAC 5.000% due 04/15/27 ~	100,000	91,448
Coinbase Global, Inc. 3.625% due 10/01/31 ~	85,000	56,514

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Constellation Insurance, Inc. 6.800% due 01/24/30 ~	$400,000	$356,755
Credit Acceptance Corp. 6.625% due 03/15/26	200,000	193,020
CTR Partnership LP/CareTrust Capital Corp. REIT 3.875% due 06/30/28 ~	100,000	85,617
Curo Group Holdings Corp. 7.500% due 08/01/28 ~	250,000	100,625
Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/28 ~	200,000	184,741
8.875% due 09/01/31 ~	53,000	51,325
Enstar Finance LLC 5.500% due 01/15/42	250,000	199,541
Freedom Mortgage Corp.
6.625% due 01/15/27 ~	200,000	175,987
7.625% due 05/01/26 ~	190,000	177,299
12.000% due 10/01/28 ~	104,000	105,879
12.250% due 10/01/30 ~	74,000	75,730
Genworth Holdings, Inc. 6.500% due 06/15/34	100,000	86,019
GGAM Finance Ltd. (Ireland)
7.750% due 05/15/26 ~	150,000	148,975
8.000% due 06/15/28 ~	100,000	99,904
Global Aircraft Leasing Co. Ltd. (Cayman) 6.500% Cash or 7.250% PIK due 09/15/24 ~	350,000	333,919
Global Net Lease, Inc./Global Net Lease Operating Partnership LP REIT 3.750% due 12/15/27 ~	250,000	193,776
goeasy Ltd. (Canada)
4.375% due 05/01/26 ~	75,000	68,697
5.375% due 12/01/24 ~	82,000	80,843
Greystar Real Estate Partners LLC 7.750% due 09/01/30 ~	60,000	59,336
GTCR AP Finance, Inc. 8.000%due 05/15/27 ~	50,000	49,195
GTCR W-2 Merger Sub LLC due 01/15/31 # ~	400,000	401,070
HAT Holdings I LLC/HAT Holdings II LLC REIT 3.375% due 06/15/26 ~	300,000	266,972
Hightower Holding LLC 6.750% due 04/15/29 ~	83,000	71,365
Howard Hughes Corp. 4.125% due 02/01/29 ~	400,000	320,408
HUB International Ltd.
7.000% due 05/01/26 ~	245,000	244,725
7.250% due 06/15/30 ~	360,000	359,734
Hunt Cos., Inc. 5.250% due 04/15/29 ~	200,000	157,358
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375% due 02/01/29	200,000	160,162
5.250% due 05/15/27	600,000	528,093
6.250% due 05/15/26	100,000	93,022
6.375% due 12/15/25	50,000	47,628
Intesa Sanpaolo SpA (Italy)
4.950% due 06/01/42 ~	250,000	155,275
5.017% due 06/26/24 ~	400,000	390,573
Iron Mountain Information Management Services, Inc. REIT 5.000% due 07/15/32 ~	150,000	123,467
Iron Mountain, Inc. REIT
4.875% due 09/15/27 ~	425,000	392,487
5.000% due 07/15/28 ~	65,000	59,201
5.250% due 03/15/28 ~	400,000	370,277
5.250% due 07/15/30 ~	125,000	109,361
7.000% due 02/15/29 ~	183,000	179,147
Jane Street Group/JSG Finance, Inc. 4.500% due 11/15/29 ~	350,000	301,196

	Principal Amount	Value
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 5.000% due 08/15/28 ~	$250,000	$210,824
Jefferson Capital Holdings LLC 6.000% due 08/15/26 ~	5,000	4,429
Jones Deslauriers Insurance Management, Inc. (Canada) 8.500% due 03/15/30 ~	245,000	247,077
Kennedy-Wilson, Inc.
4.750% due 03/01/29	155,000	119,157
4.750% due 02/01/30	180,000	134,545
Ladder Capital Finance Holdings LLLP /Ladder Capital Finance Corp. REIT
4.750% due 06/15/29 ~	225,000	182,046
5.250% due 10/01/25 ~	250,000	240,945
LD Holdings Group LLC 6.500% due 11/01/25 ~	96,000	79,856
Liberty Mutual Group, Inc.
4.125% due 12/15/51 ~	250,000	205,941
4.300% due 02/01/61 ~	100,000	59,289
Macquarie Airfinance Holdings Ltd. (United Kingdom)
8.125% due 03/30/29 ~	131,000	131,259
8.375% due 05/01/28 ~	95,000	96,405
Midcap Financial Issuer Trust 5.625% due 01/15/30 ~	250,000	194,162
MPT Operating Partnership LP/MPT Finance Corp. REIT
3.500% due 03/15/31	190,000	118,881
5.250% due 08/01/26	500,000	426,585
Nationstar Mortgage Holdings, Inc. 5.125% due 12/15/30 ~	105,000	85,390
Navient Corp.
5.625% due 08/01/33	150,000	109,045
6.750% due 06/25/25	200,000	197,215
6.750% due 06/15/26	100,000	96,829
9.375% due 07/25/30	67,000	66,147
NFP Corp.
6.875% due 08/15/28 ~	270,000	231,638
7.500% due 10/01/30 ~	133,000	127,901
8.500% due 10/01/31 ~	50,000	50,129
Office Properties Income Trust REIT
4.250% due 05/15/24	100,000	94,974
4.500% due 02/01/25	250,000	204,777
OneMain Finance Corp.
3.500% due 01/15/27	355,000	304,326
4.000% due 09/15/30	160,000	120,253
6.625% due 01/15/28	216,000	199,548
6.875% due 03/15/25	238,000	236,339
7.125% due 03/15/26	210,000	205,883
9.000% due 01/15/29	68,000	67,848
Osaic Holdings, Inc. 10.750% due 08/01/27 ~	100,000	100,685
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. 6.375% due 02/01/27 ~	75,000	69,784
Pacific Western Bank 3.250% due 05/01/31	100,000	78,250
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer REIT 4.875% due 05/15/29 ~	388,000	328,696
PennyMac Financial Services, Inc.
5.375% due 10/15/25 ~	225,000	214,140
5.750% due 09/15/31 ~	100,000	81,918
PRA Group, Inc. 8.375% due 02/01/28 ~	75,000	68,297
Provident Funding Associates LP/PFG Finance Corp. 6.375% due 06/15/25 ~	50,000	44,761
Radian Group, Inc. 4.875% due 03/15/27	150,000	140,316

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Realogy Group LLC/Realogy Co-Issuer Corp. 5.250% due 04/15/30 ~	$273,000	$189,898
RHP Hotel Properties LP/RHP Finance Corp. REIT
4.500% due 02/15/29 ~	110,000	94,395
7.250% due 07/15/28 ~	66,000	64,907
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
2.875% due 10/15/26 ~	339,000	298,861
4.000% due 10/15/33 ~	50,000	37,827
Ryan Specialty LLC 4.375% due 02/01/30 ~	120,000	104,649
SBA Communications Corp. REIT 3.125% due 02/01/29	315,000	263,034
Service Properties Trust REIT
4.750% due 10/01/26	150,000	128,833
5.500% due 12/15/27	350,000	299,561
SLM Corp.
3.125% due 11/02/26	175,000	151,970
4.200% due 10/29/25	110,000	103,037
Starwood Property Trust, Inc. REIT
3.625% due 07/15/26 ~	110,000	97,655
3.750% due 12/31/24 ~	63,000	60,045
4.375% due 01/15/27 ~	125,000	109,177
4.750% due 03/15/25	138,000	132,196
StoneX Group, Inc. 8.625% due 06/15/25 ~	75,000	75,697
Synchrony Financial 7.250% due 02/02/33	188,000	166,096
Synovus Financial Corp. 5.900% due 02/07/29	100,000	93,082
UniCredit SpA (Italy) 5.459% due 06/30/35 ~	450,000	377,547
United Wholesale Mortgage LLC 5.500% due 11/15/25 ~	95,000	90,465
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC REIT 6.000% due 01/15/30 ~	150,000	95,457
Uniti Group LP/Uniti Group Finance, Inc. /CSL Capital LLC REIT
4.750% due 04/15/28 ~	250,000	204,457
6.500% due 02/15/29 ~	275,000	180,450
10.500% due 02/15/28 ~	186,000	182,360
USI, Inc. 6.875% due 05/01/25 ~	105,000	104,304
Western Alliance Bancorp 3.000% due 06/15/31	200,000	159,500

		21,042,144

Industrial - 12.2%
Advanced Drainage Systems, Inc. 6.375% due 06/15/30 ~	82,000	78,850
AECOM 5.125% due 03/15/27	165,000	156,451
AmeriTex HoldCo Intermediate LLC due 10/15/28 # ~	63,000	62,370
Ardagh Metal Packaging Finance USA LLC /Ardagh Metal Packaging Finance PLC
3.250% due 09/01/28 ~	300,000	250,478
6.000% due 06/15/27 ~	200,000	192,392
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.250% due 04/30/25 ~	200,000	195,166
Artera Services LLC 9.033% due 12/04/25 ~	90,000	83,153
Atkore, Inc. 4.250% due 06/01/31 ~	99,000	83,359
ATS Corp. (Canada) 4.125% due 12/15/28 ~	200,000	177,274

	Principal Amount	Value
Ball Corp.
4.000% due 11/15/23	$71,000	$70,745
4.875% due 03/15/26	265,000	254,760
5.250% due 07/01/25	190,000	186,537
6.000% due 06/15/29	175,000	170,112
6.875% due 03/15/28	155,000	156,101
Berry Global, Inc. 4.500% due 02/15/26 ~	89,000	84,433
Bombardier, Inc. (Canada)
6.000% due 02/15/28 ~	317,000	287,904
7.125% due 06/15/26 ~	366,000	354,952
7.500% due 02/01/29 ~	115,000	109,279
Brand Industrial Services, Inc. 10.375% due 08/01/30 ~	206,000	206,575
Builders FirstSource, Inc. 4.250% due 02/01/32 ~	400,000	328,494
BWX Technologies, Inc. 4.125% due 04/15/29 ~	200,000	175,644
Calderys Financing LLC (France) 11.250% due 06/01/28 ~	125,000	128,195
Cascades, Inc./Cascades USA, Inc. (Canada) 5.125% due 01/15/26 ~	250,000	239,955
Chart Industries, Inc.
7.500% due 01/01/30 ~	402,000	404,705
9.500% due 01/01/31 ~	100,000	106,370
Clean Harbors, Inc. 5.125% due 07/15/29 ~	100,000	92,113
Clearwater Paper Corp.
4.750% due 08/15/28 ~	250,000	214,030
5.375% due 02/01/25 ~	50,000	48,566
Clydesdale Acquisition Holdings, Inc. 8.750% due 04/15/30 ~	327,000	280,939
Coherent Corp. 5.000% due 12/15/29 ~	200,000	173,682
Covanta Holding Corp. 5.000% due 09/01/30	200,000	160,035
CP Atlas Buyer, Inc. 7.000% due 12/01/28 ~	200,000	157,111
Crown Americas LLC/Crown Americas Capital Corp. V 4.250% due 09/30/26	190,000	178,785
Crown Americas LLC/Crown Americas Capital Corp. VI 4.750% due 02/01/26	250,000	240,373
Emerald Debt Merger Sub LLC 6.625% due 12/15/30 ~	360,000	347,013
Energizer Holdings, Inc.
4.750% due 06/15/28 ~	100,000	86,495
6.500% due 12/31/27 ~	100,000	94,238
EnerSys 4.375% due 12/15/27 ~	150,000	136,475
EnPro Industries, Inc. 5.750% due 10/15/26	100,000	95,980
F-Brasile SpA/F-Brasile U.S. LLC (Italy) 7.375% due 08/15/26 ~	200,000	186,151
Forward Air Corp. due 10/15/31 # ~	33,000	33,004
FXI Holdings, Inc. 12.250% due 11/15/26 ~	113,000	103,819
GFL Environmental, Inc. (Canada)
3.500% due 09/01/28 ~	400,000	344,722
3.750% due 08/01/25 ~	506,000	480,152
4.250% due 06/01/25 ~	265,000	254,937
GrafTech Global Enterprises, Inc. 9.875% due 12/15/28 ~	90,000	85,388
Graphic Packaging International LLC
3.750% due 02/01/30 ~	125,000	104,662
4.125% due 08/15/24	100,000	97,913
4.750% due 07/15/27 ~	200,000	188,785

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
Great Lakes Dredge & Dock Corp. 5.250% due 06/01/29 ~	$250,000	$205,369
Griffon Corp. 5.750% due 03/01/28	125,000	113,608
Hillenbrand, Inc.
3.750% due 03/01/31	125,000	100,256
5.750% due 06/15/25	165,000	162,762
Howmet Aerospace, Inc.
5.950% due 02/01/37	147,000	138,228
6.750% due 01/15/28	257,000	259,071
6.875% due 05/01/25	12,000	12,058
Husky III Holding Ltd. (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	200,000	198,504
Imola Merger Corp. 4.750% due 05/15/29 ~	530,000	465,015
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada) 6.000% due 09/15/28 ~	88,000	77,135
James Hardie International Finance DAC 5.000% due 01/15/28 ~	200,000	186,810
Knife River Corp. 7.750% due 05/01/31 ~	65,000	65,215
LABL, Inc.
5.875% due 11/01/28 ~	40,000	35,984
9.500% due 11/01/28 ~	43,000	44,129
10.500% due 07/15/27 ~	300,000	282,401
Likewize Corp. 9.750% due 10/15/25 ~	120,000	118,952
Louisiana-Pacific Corp. 3.625% due 03/15/29 ~	99,000	83,000
LSB Industries, Inc. 6.250% due 10/15/28 ~	283,000	256,691
Madison IAQ LLC 4.125% due 06/30/28 ~	210,000	181,474
MasTec, Inc. 6.625% due 08/15/29 ~	100,000	95,767
Mauser Packaging Solutions Holding Co.
7.875% due 08/15/26 ~	350,000	338,058
9.250% due 04/15/27 ~	505,000	442,115
Maxim Crane Works Holdings Capital LLC 11.500% due 09/01/28 ~	83,000	80,925
Moog, Inc. 4.250% due 12/15/27 ~	100,000	90,403
Mueller Water Products, Inc. 4.000% due 06/15/29 ~	50,000	43,599
NAC Aviation 29 DAC (Ireland) 4.750% due 06/30/26	217,145	198,688
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 ~	120,000	107,833
9.750% due 07/15/28 ~	250,000	247,176
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.500% due 04/15/30 ~	100,000	92,377
Owens-Brockway Glass Container, Inc.
6.375% due 08/15/25 ~	300,000	299,625
7.250% due 05/15/31 ~	100,000	97,875
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.375% due 10/15/28 ~	100,000	86,874
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.000% due 10/15/27 ~	200,000	177,720
Pactiv LLC
7.950% due 12/15/25	100,000	99,688
8.375% due 04/15/27	100,000	100,063
Railworks Holdings LP/Railworks Rally, Inc. 8.250% due 11/15/28 ~	150,000	142,453
Rand Parent LLC 8.500% due 02/15/30 ~	230,000	213,047

	Principal Amount	Value
Roller Bearing Co. of America, Inc. 4.375% due 10/15/29 ~	$50,000	$43,071
Sealed Air Corp.
5.000% due 04/15/29 ~	100,000	90,030
5.125% due 12/01/24 ~	50,000	49,417
6.125% due 02/01/28 ~	107,000	103,746
6.875% due 07/15/33 ~	54,000	52,520
Seaspan Corp. (Hong Kong) 5.500% due 08/01/29 ~	121,000	97,255
Sensata Technologies BV
5.000% due 10/01/25 ~	250,000	242,632
5.875% due 09/01/30 ~	109,000	101,664
Sensata Technologies, Inc. 3.750% due 02/15/31 ~	400,000	324,140
Silgan Holdings, Inc. 4.125% due 02/01/28	140,000	125,408
Spirit AeroSystems, Inc.
3.850% due 06/15/26	350,000	326,540
4.600% due 06/15/28	55,000	42,930
7.500% due 04/15/25 ~	75,000	73,667
9.375% due 11/30/29 ~	150,000	152,833
SPX FLOW, Inc. 8.750% due 04/01/30 ~	167,000	154,589
Standard Industries, Inc.
3.375% due 01/15/31 ~	466,000	360,794
5.000% due 02/15/27 ~	460,000	426,848
Stericycle, Inc. 3.875% due 01/15/29 ~	324,000	279,748
Summit Materials LLC/Summit Materials Finance Corp.
5.250% due 01/15/29 ~	165,000	149,979
6.500% due 03/15/27 ~	175,000	171,054
Tervita Corp. (Canada) 11.000% due 12/01/25 ~	210,000	220,382
Titan Acquisition Ltd./Titan Co.-Borrower LLC (Canada) 7.750% due 04/15/26 ~	155,000	152,098
TopBuild Corp. 4.125% due 02/15/32 ~	35,000	28,457
TransDigm, Inc.
4.625% due 01/15/29	488,000	426,754
6.250% due 03/15/26 ~	590,000	580,239
6.750% due 08/15/28 ~	689,000	679,174
6.875% due 12/15/30 ~	214,000	210,088
Trident TPI Holdings, Inc. 12.750% due 12/31/28 ~	110,000	115,087
TriMas Corp. 4.125% due 04/15/29 ~	100,000	85,827
Trinity Industries, Inc.
4.550% due 10/01/24	175,000	170,607
7.750% due 07/15/28 ~	70,000	70,481
Triumph Group, Inc. 9.000% due 03/15/28 ~	137,000	135,638
Trivium Packaging Finance BV (Netherlands) 8.500% due 08/15/27 ~	200,000	183,011
TTM Technologies, Inc. 4.000% due 03/01/29 ~	390,000	323,834
Tutor Perini Corp. 6.875% due 05/01/25 ~	150,000	137,367
Waste Pro USA, Inc. 5.500% due 02/15/26 ~	240,000	224,366
Watco Cos LLC/Watco Finance Corp. 6.500% due 06/15/27 ~	200,000	190,163
Weekley Homes LLC/Weekley Finance Corp. 4.875% due 09/15/28 ~	134,000	116,436
Werner FinCo LP/Werner FinCo, Inc. 11.500% due 06/15/28 ~	100,000	102,750
WESCO Distribution, Inc.
7.125% due 06/15/25 ~	220,000	220,753

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
7.250% due 06/15/28 ~	$190,000	$191,110
XPO CNW, Inc. 6.700% due 05/01/34	250,000	240,739
XPO, Inc. 7.125% due 06/01/31 ~	83,000	81,841

		22,926,637

Technology - 3.4%
Ahead DB Holdings LLC 6.625% due 05/01/28 ~	33,000	27,947
Alteryx, Inc. 8.750% due 03/15/28 ~	94,000	93,691
ams-OSRAM AG (Austria) 7.000% due 07/31/25 ~	200,000	197,420
AthenaHealth Group, Inc. 6.500% due 02/15/30 ~	435,000	364,374
Black Knight InfoServ LLC 3.625% due 09/01/28 ~	164,000	147,395
Capstone Borrower, Inc. 8.000% due 06/15/30 ~	100,000	97,716
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/29 ~	99,000	98,723
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/29 ~	185,000	179,526
Cloud Software Group, Inc.
6.500% due 03/31/29 ~	475,000	420,537
9.000% due 09/30/29 ~	620,000	539,639
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.000% due 11/01/29 ~	100,000	85,506
Consensus Cloud Solutions, Inc. 6.500% due 10/15/28 ~	90,000	76,787
Crane NXT Co.
4.200% due 03/15/48	50,000	32,174
6.550% due 11/15/36	50,000	48,058
Crowdstrike Holdings, Inc. 3.000% due 02/15/29	115,000	96,971
CWT Travel Group, Inc. 8.500% due 11/19/26 ~	148,000	80,369
Elastic NV 4.125% due 07/15/29 ~	165,000	140,704
Entegris Escrow Corp. 5.950% due 06/15/30 ~	250,000	232,112
Exela Intermediate LLC/Exela Finance, Inc. 11.500% Cash or 5.750% PIK due 04/15/26 ~	250,416	45,388
Fair Isaac Corp.
4.000% due 06/15/28 ~	100,000	89,512
5.250% due 05/15/26 ~	100,000	96,821
McAfee Corp. 7.375% due 02/15/30 ~	215,000	180,248
NCR Atleos Escrow Corp. 9.500% due 04/01/29 ~	150,000	145,235
NCR Corp. 5.125% due 04/15/29 ~	96,000	84,681
ON Semiconductor Corp. 3.875% due 09/01/28 ~	205,000	181,724
Open Text Corp. (Canada) 3.875% due 12/01/29 ~	117,000	96,305
Presidio Holdings, Inc. 4.875% due 02/01/27 ~	150,000	138,939
PTC, Inc.
3.625% due 02/15/25 ~	77,000	74,079
4.000% due 02/15/28 ~	363,000	325,734
Rackspace Technology Global, Inc. 3.500% due 02/15/28 ~	200,000	93,682
RingCentral, Inc. 8.500% due 08/15/30 ~	50,000	48,348

	Principal Amount	Value
Rocket Software, Inc. 6.500% due 02/15/29 ~	$200,000	$165,268
Science Applications International Corp. 4.875% due 04/01/28 ~	160,000	145,403
Seagate HDD Cayman
5.750% due 12/01/34	50,000	42,282
8.250% due 12/15/29 ~	150,000	154,191
8.500% due 07/15/31 ~	150,000	154,033
SS&C Technologies, Inc. 5.500% due 09/30/27 ~	318,000	300,404
Synaptics, Inc. 4.000% due 06/15/29 ~	200,000	165,190
Unisys Corp. 6.875% due 11/01/27 ~	200,000	150,056
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.500% due 09/01/25 ~	50,000	41,857
Xerox Corp. 6.750% due 12/15/39	150,000	114,169
Xerox Holdings Corp. 5.500% due 08/15/28 ~	150,000	126,334
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875% due 02/01/29 ~	250,000	208,596

		6,328,128

Utilities - 2.8%
Algonquin Power & Utilities Corp. (Canada) 4.750% due 01/18/82	100,000	81,627
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500% due 05/20/25	65,000	63,090
5.875% due 08/20/26	184,000	177,183
9.375% due 06/01/28 ~	63,000	63,936
Calpine Corp.
3.750% due 03/01/31 ~	265,000	213,802
4.500% due 02/15/28 ~	107,000	96,542
4.625% due 02/01/29 ~	200,000	167,753
5.000% due 02/01/31 ~	185,000	149,815
5.250% due 06/01/26 ~	83,000	80,667
Clearway Energy Operating LLC
3.750% due 02/15/31 ~	35,000	27,653
3.750% due 01/15/32 ~	175,000	136,238
4.750% due 03/15/28 ~	174,000	155,803
DPL, Inc.
4.125% due 07/01/25	150,000	142,379
4.350% due 04/15/29	150,000	124,141
Edison International 8.125% due 06/15/53	200,000	200,700
FirstEnergy Corp.
1.600% due 01/15/26	100,000	90,024
2.050% due 03/01/25	100,000	94,062
7.375% due 11/15/31	450,000	491,567
NextEra Energy Operating Partners LP
3.875% due 10/15/26 ~	300,000	271,920
4.500% due 09/15/27 ~	158,000	143,401
NRG Energy, Inc.
3.375% due 02/15/29 ~	90,000	72,930
3.875% due 02/15/32 ~	639,000	480,442
5.750% due 01/15/28	103,000	96,686
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.500% due 08/15/28 ~	185,000	160,880
PG&E Corp. 5.000% due 07/01/28	315,000	285,664
Pike Corp. 5.500% due 09/01/28 ~	171,000	149,774
Solaris Midstream Holdings LLC 7.625% due 04/01/26 ~	100,000	96,640
Talen Energy Supply LLC 8.625% due 06/01/30 ~	230,000	235,978

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value
TransAlta Corp. (Canada) 6.500% due 03/15/40	$100,000	$94,276
Vistra Operations Co. LLC
5.000% due 07/31/27 ~	74,000	68,112
5.625% due 02/15/27 ~	500,000	474,626
7.750% due 10/15/31 ~	179,000	176,496

		5,364,807

Total Corporate Bonds & Notes (Cost $203,322,119)		184,445,436

TOTAL INVESTMENTS - 97.9% (Cost $203,367,110)		184,449,671

OTHER ASSETS & LIABILITIES, NET - 2.1%		4,002,285

NET ASSETS - 100.0%		$188,451,956

Notes to Schedule of Investments

(a)	As of September 30, 2023, investments with a total aggregate value of $369,423 or 0.2% of the Fund’s net assets were in default.

(b)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$4,235	$4,235	$-	$-
	Corporate Bonds & Notes	184,445,436	-	184,445,436	-

	Total Assets	184,449,671	4,235	184,445,436	-

Liabilities	Due to Custodian	(195,047)	-	(195,047)	-

	Total Liabilities	(195,047)	-	(195,047)	-

	Total	$184,254,624	$4,235	$184,250,389	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Basic Materials - 0.6%
Axalta Coating Systems Ltd. *	926	$24,909
Ecolab, Inc.	8,045	1,362,823
FMC Corp.	728	48,754
Linde PLC	1,892	704,486
PPG Industries, Inc.	2,500	324,500
RPM International, Inc.	950	90,070
Sherwin-Williams Co.	8,247	2,103,397
Southern Copper Corp. (Mexico)	3,650	274,809
Valvoline, Inc.	1,758	56,678

		4,990,426

Communications - 19.1%
Airbnb, Inc. Class A *	16,873	2,315,144
Alphabet, Inc. Class A *	247,067	32,331,188
Alphabet, Inc. Class C *	211,454	27,880,210
Amazon.com, Inc. *	374,579	47,616,483
Arista Networks, Inc. *	10,436	1,919,493
Booking Holdings, Inc. *	1,545	4,764,703
Cable One, Inc.	16	9,850
CDW Corp.	5,283	1,065,898
Charter Communications, Inc. Class A *	4,267	1,876,712
Coupang, Inc. * (South Korea)	45,141	767,397
DoorDash, Inc. Class A *	9,718	772,289
eBay, Inc.	1,296	57,141
Etsy, Inc. *	3,038	196,194
Expedia Group, Inc. *	4,324	445,675
FactSet Research Systems, Inc.	1,569	686,061
Gen Digital, Inc.	3,380	59,758
GoDaddy, Inc. Class A *	4,006	298,367
Iridium Communications, Inc.	5,078	230,998
Liberty Broadband Corp. Class A *	98	8,909
Liberty Broadband Corp. Class C *	943	86,115
Lyft, Inc. Class A *	13,693	144,324
Match Group, Inc. *	10,202	399,663
Meta Platforms, Inc. Class A *	91,962	27,607,912
Motorola Solutions, Inc.	6,326	1,722,190
Netflix, Inc. *	18,257	6,893,843
Nexstar Media Group, Inc.	459	65,807
Okta, Inc. *	376	30,648
Palo Alto Networks, Inc. *	12,530	2,937,533
Pinterest, Inc. Class A *	24,278	656,234
Roku, Inc. *	598	42,213
Spotify Technology SA *	5,775	893,046
Trade Desk, Inc. Class A *	18,337	1,433,037
Uber Technologies, Inc. *	80,743	3,713,371
Ubiquiti, Inc.	226	32,838
VeriSign, Inc. *	188	38,076
Wayfair, Inc. Class A *	1,126	68,202

		170,067,522

Consumer, Cyclical - 11.2%
Allison Transmission Holdings, Inc.	345	20,376
American Airlines Group, Inc. *	9,247	118,454
AutoZone, Inc. *	626	1,590,034
Best Buy Co., Inc.	1,044	72,527
BJ’s Wholesale Club Holdings, Inc. *	1,800	128,466
Brunswick Corp.	343	27,097
Burlington Stores, Inc. *	2,744	371,263
Caesars Entertainment, Inc. *	3,260	151,101
CarMax, Inc. *	230	16,268
Casey’s General Stores, Inc.	210	57,019
Chipotle Mexican Grill, Inc. *	1,143	2,093,782
Choice Hotels International, Inc.	1,350	165,389
Churchill Downs, Inc.	3,018	350,209
Copart, Inc. *	35,704	1,538,485

	Shares	Value
Costco Wholesale Corp.	18,397	$10,393,569
Crocs, Inc. *	2,639	232,839
Darden Restaurants, Inc.	2,391	342,439
Deckers Outdoor Corp. *	1,068	549,048
Delta Air Lines, Inc.	1,280	47,360
Dick’s Sporting Goods, Inc.	186	20,196
Dollar General Corp.	9,117	964,579
Domino’s Pizza, Inc.	1,457	551,897
DraftKings, Inc. Class A *	17,733	522,060
Fastenal Co.	17,711	967,729
Ferguson PLC	436	71,709
Five Below, Inc. *	2,325	374,093
Floor & Decor Holdings, Inc. Class A *	4,303	389,421
Freshpet, Inc. *	491	32,347
Hilton Worldwide Holdings, Inc.	4,829	725,219
Home Depot, Inc.	42,082	12,715,497
Las Vegas Sands Corp.	12,626	578,776
Live Nation Entertainment, Inc. *	1,383	114,844
Lowe’s Cos., Inc.	17,870	3,714,101
Lululemon Athletica, Inc. *	4,631	1,785,760
Marriott International, Inc. Class A	10,300	2,024,568
McDonald’s Corp.	12,540	3,303,538
Murphy USA, Inc.	810	276,801
NIKE, Inc. Class B	26,388	2,523,221
Norwegian Cruise Line Holdings Ltd. *	3,984	65,656
NVR, Inc. *	10	59,633
O’Reilly Automotive, Inc. *	2,111	1,918,603
Ollie’s Bargain Outlet Holdings, Inc. *	774	59,737
Peloton Interactive, Inc. Class A *	12,054	60,873
Planet Fitness, Inc. Class A *	1,590	78,196
Polaris, Inc.	185	19,266
Pool Corp.	1,613	574,389
RH *	104	27,493
Ross Stores, Inc.	13,039	1,472,755
Royal Caribbean Cruises Ltd. *	3,005	276,881
Scotts Miracle-Gro Co.	1,614	83,412
SiteOne Landscape Supply, Inc. *	560	91,532
Skechers USA, Inc. Class A *	592	28,978
Starbucks Corp.	46,972	4,287,134
Tapestry, Inc.	531	15,266
Target Corp.	19,148	2,117,194
Tempur Sealy International, Inc.	1,324	57,382
Tesla, Inc. *	114,714	28,703,737
Texas Roadhouse, Inc.	2,850	273,885
TJX Cos., Inc.	47,950	4,261,796
TKO Group Holdings, Inc.	1,802	151,476
Tractor Supply Co.	4,532	920,223
Travel & Leisure Co.	1,315	48,300
Ulta Beauty, Inc. *	2,061	823,266
Vail Resorts, Inc.	155	34,393
Victoria’s Secret, Inc. *	1,859	31,008
Watsco, Inc.	323	122,004
Wendy’s Co.	7,159	146,115
Williams-Sonoma, Inc.	329	51,127
Wingstop, Inc.	1,322	237,748
WW Grainger, Inc.	1,857	1,284,747
Wyndham Hotels & Resorts, Inc.	233	16,203
Wynn Resorts Ltd.	248	22,918
YETI Holdings, Inc. *	3,910	188,540
Yum! Brands, Inc.	10,244	1,279,885

		99,813,832

Consumer, Non-Cyclical - 15.5%
10X Genomics, Inc. Class A *	3,844	158,565
Abbott Laboratories	4,486	434,469
AbbVie, Inc.	73,288	10,924,309
agilon health, Inc. *	9,602	170,532
Albertsons Cos., Inc. Class A	1,401	31,873
Align Technology, Inc. *	3,171	968,170
Alnylam Pharmaceuticals, Inc. *	4,089	724,162
Amgen, Inc.	15,019	4,036,506

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Apellis Pharmaceuticals, Inc. *	3,900	$148,356
Automatic Data Processing, Inc.	14,773	3,554,088
Avery Dennison Corp.	1,175	214,637
Avis Budget Group, Inc. *	275	49,415
Bio-Techne Corp.	6,223	423,600
BioMarin Pharmaceutical, Inc. *	864	76,447
Block, Inc. *	8,235	364,481
Booz Allen Hamilton Holding Corp.	5,525	603,717
Boston Beer Co., Inc. Class A *	356	138,673
Bright Horizons Family Solutions, Inc. *	278	22,646
Brown-Forman Corp. Class A	1,570	91,217
Brown-Forman Corp. Class B	6,192	357,216
Bruker Corp.	4,558	283,963
Cardinal Health, Inc.	5,415	470,130
Celsius Holdings, Inc. *	1,989	341,312
Cencora, Inc.	6,718	1,209,038
Certara, Inc. *	2,623	38,138
Chemed Corp.	460	239,062
Church & Dwight Co., Inc.	9,022	826,686
Cigna Group	933	266,903
Cintas Corp.	3,209	1,543,561
Clorox Co.	5,085	666,440
Coca-Cola Co.	80,429	4,502,415
Constellation Brands, Inc. Class A	588	147,782
CoStar Group, Inc. *	7,076	544,074
DaVita, Inc. *	2,322	219,499
Dexcom, Inc. *	16,095	1,501,663
Edwards Lifesciences Corp. *	25,062	1,736,295
Elevance Health, Inc.	1,286	559,950
Eli Lilly & Co.	35,185	18,898,919
Encompass Health Corp.	391	26,260
Equifax, Inc.	3,454	632,704
Estee Lauder Cos., Inc. Class A	2,963	428,302
Euronet Worldwide, Inc. *	923	73,268
Exact Sciences Corp. *	2,400	163,728
Exelixis, Inc. *	10,391	227,043
FleetCor Technologies, Inc. *	2,743	700,398
FTI Consulting, Inc. *	241	42,997
Gartner, Inc. *	3,188	1,095,429
GE HealthCare Technologies, Inc. *	1,253	85,254
Ginkgo Bioworks Holdings, Inc. *	9,821	17,776
Globus Medical, Inc. Class A *	1,430	70,999
Grand Canyon Education, Inc. *	330	38,570
H&R Block, Inc.	4,374	188,344
HCA Healthcare, Inc.	1,737	427,267
Hershey Co.	4,521	904,562
Horizon Therapeutics PLC *	8,167	944,840
Humana, Inc.	2,247	1,093,210
ICON PLC *	475	116,969
IDEXX Laboratories, Inc. *	3,427	1,498,524
Illumina, Inc. *	1,999	274,423
Incyte Corp. *	5,770	333,333
Inspire Medical Systems, Inc. *	1,239	245,867
Insulet Corp. *	2,949	470,336
Intuitive Surgical, Inc. *	14,541	4,250,189
Ionis Pharmaceuticals, Inc. *	5,321	241,361
IQVIA Holdings, Inc. *	7,112	1,399,286
Jazz Pharmaceuticals PLC *	1,415	183,158
Karuna Therapeutics, Inc. *	1,387	234,528
Kenvue, Inc.	24,443	490,815
Kimberly-Clark Corp.	13,195	1,594,616
Lamb Weston Holdings, Inc.	5,830	539,042
Maravai LifeSciences Holdings, Inc. Class A *	2,487	24,870
MarketAxess Holdings, Inc.	1,573	336,056
Masimo Corp. *	1,792	157,123
McKesson Corp.	2,156	937,537
Medpace Holdings, Inc. *	1,009	244,309
Merck & Co., Inc.	19,459	2,003,304
Molina Healthcare, Inc. *	1,333	437,077
Monster Beverage Corp. *	30,966	1,639,650
Moody’s Corp.	6,024	1,904,608
Morningstar, Inc.	1,117	261,646

	Shares	Value
Natera, Inc. *	4,493	$198,815
Neurocrine Biosciences, Inc. *	4,028	453,150
Novocure Ltd. *	4,004	64,665
Paylocity Holding Corp. *	1,804	327,787
PayPal Holdings, Inc. *	42,349	2,475,723
Penumbra, Inc. *	1,480	358,027
PepsiCo, Inc.	39,481	6,689,661
Performance Food Group Co. *	3,220	189,529
Procter & Gamble Co.	18,428	2,687,908
Quanta Services, Inc.	1,604	300,060
RB Global, Inc. (Canada)	5,893	368,312
Regeneron Pharmaceuticals, Inc. *	305	251,003
Repligen Corp. *	951	151,218
ResMed, Inc.	6,005	887,959
Roivant Sciences Ltd. *	13,654	159,479
Rollins, Inc.	10,603	395,810
S&P Global, Inc.	1,130	412,913
Sarepta Therapeutics, Inc. *	3,795	460,030
Seagen, Inc. *	5,825	1,235,774
Service Corp. International	2,118	121,023
Shift4 Payments, Inc. Class A *	2,119	117,329
Shockwave Medical, Inc. *	1,513	301,238
Sotera Health Co. *	2,714	40,656
Stryker Corp.	3,742	1,022,576
Sysco Corp.	21,120	1,394,976
Tandem Diabetes Care, Inc. *	340	7,062
Thermo Fisher Scientific, Inc.	9,894	5,008,046
Toast, Inc. Class A *	15,033	281,568
U-Haul Holding Co.	1,212	63,497
Ultragenyx Pharmaceutical, Inc. *	2,749	98,002
United Rentals, Inc.	606	269,409
UnitedHealth Group, Inc.	32,491	16,381,637
Verisk Analytics, Inc.	5,937	1,402,557
Vertex Pharmaceuticals, Inc. *	9,814	3,412,720
Waters Corp. *	2,385	653,991
West Pharmaceutical Services, Inc.	3,079	1,155,272
WEX, Inc. *	766	144,077
WillScot Mobile Mini Holdings Corp. *	1,938	80,601
Zoetis, Inc.	19,270	3,352,595

		137,845,142

Energy - 0.6%
Antero Midstream Corp.	4,428	53,047
APA Corp.	11,660	479,226
Cheniere Energy, Inc.	10,091	1,674,702
Enphase Energy, Inc. *	5,444	654,097
Halliburton Co.	7,712	312,336
Hess Corp.	6,420	982,260
New Fortress Energy, Inc.	2,391	78,377
ONEOK, Inc.	962	61,020
Ovintiv, Inc.	4,737	225,339
Targa Resources Corp.	9,185	787,338
Texas Pacific Land Corp.	241	439,478

		5,747,220

Financial - 6.2%
American Express Co.	8,079	1,205,306
American Tower Corp. REIT	19,382	3,187,370
Ameriprise Financial, Inc.	4,375	1,442,350
Apollo Global Management, Inc.	21,710	1,948,690
Arch Capital Group Ltd. *	1,942	154,797
Ares Management Corp. Class A	6,533	672,050
Arthur J Gallagher & Co.	464	105,760
Blackstone, Inc.	29,624	3,173,915
Blue Owl Capital, Inc.	2,604	33,748
Brighthouse Financial, Inc. *	553	27,064
Brown & Brown, Inc.	3,958	276,427
Crown Castle, Inc. REIT	2,043	188,017
Equinix, Inc. REIT	1,951	1,416,933
Equitable Holdings, Inc.	15,159	430,364
Equity LifeStyle Properties, Inc. REIT	2,639	168,131

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Everest Group Ltd.	223	$82,882
First Citizens BancShares, Inc. Class A	46	63,485
Houlihan Lokey, Inc.	272	29,137
Iron Mountain, Inc. REIT	6,081	361,516
Kinsale Capital Group, Inc.	926	383,484
KKR & Co., Inc.	6,742	415,307
Lamar Advertising Co. Class A REIT	2,898	241,896
Lincoln National Corp.	615	15,184
LPL Financial Holdings, Inc.	3,199	760,242
Marsh & McLennan Cos., Inc.	16,506	3,141,092
Mastercard, Inc. Class A	34,865	13,803,402
NU Holdings Ltd. Class A * (Brazil)	64,690	469,003
Primerica, Inc.	1,045	202,740
Progressive Corp.	18,224	2,538,603
Public Storage REIT	3,773	994,261
RenaissanceRe Holdings Ltd. (Bermuda)	509	100,741
RLI Corp.	348	47,290
Rocket Cos., Inc. Class A *	2,998	24,524
Ryan Specialty Holdings, Inc. *	3,700	179,080
SBA Communications Corp. REIT	424	84,872
Simon Property Group, Inc. REIT	3,001	324,198
SLM Corp.	3,715	50,598
Sun Communities, Inc. REIT	1,048	124,020
TPG, Inc.	844	25,421
Tradeweb Markets, Inc. Class A	1,557	124,871
UDR, Inc. REIT	719	25,647
UWM Holdings Corp.	3,214	15,588
Visa, Inc. Class A	67,310	15,481,973
Western Union Co.	1,203	15,856
Willis Towers Watson PLC	521	108,868
XP, Inc. Class A (Brazil)	1,078	24,848

		54,691,551

Industrial - 4.1%
Advanced Drainage Systems, Inc.	2,831	322,253
Agilent Technologies, Inc.	9,984	1,116,411
Allegion PLC	3,443	358,761
Amphenol Corp. Class A	12,161	1,021,402
AO Smith Corp.	514	33,991
Ardagh Metal Packaging SA	7,049	22,063
Armstrong World Industries, Inc.	511	36,792
Axon Enterprise, Inc. *	2,851	567,320
Boeing Co. *	3,110	596,125
BWX Technologies, Inc.	611	45,813
Caterpillar, Inc.	16,126	4,402,398
CH Robinson Worldwide, Inc.	3,798	327,122
ChargePoint Holdings, Inc. *	11,757	58,432
CSX Corp.	9,630	296,122
Deere & Co.	10,489	3,958,339
Donaldson Co., Inc.	1,965	117,193
Eagle Materials, Inc.	911	151,700
EMCOR Group, Inc.	634	133,387
Expeditors International of Washington, Inc.	812	93,079
Graco, Inc.	2,998	218,494
Graphic Packaging Holding Co.	6,283	139,985
HEICO Corp.	1,764	285,644
HEICO Corp. Class A	3,097	400,194
Honeywell International, Inc.	3,511	648,622
Hubbell, Inc.	1,036	324,693
IDEX Corp.	240	49,925
Illinois Tool Works, Inc.	10,289	2,369,660
Jabil, Inc.	3,445	437,136
JB Hunt Transport Services, Inc.	634	119,522
Keysight Technologies, Inc. *	1,970	260,651
Landstar System, Inc.	1,195	211,443
Lincoln Electric Holdings, Inc.	2,213	402,301
Lockheed Martin Corp.	9,349	3,823,367
Mettler-Toledo International, Inc. *	903	1,000,587
MSA Safety, Inc.	244	38,467
National Instruments Corp.	4,422	263,640
Northrop Grumman Corp.	319	140,421

	Shares	Value
Old Dominion Freight Line, Inc.	3,821	$1,563,324
Otis Worldwide Corp.	954	76,616
Rockwell Automation, Inc.	4,781	1,366,744
Saia, Inc. *	114	45,446
Sealed Air Corp.	3,110	102,195
Spirit AeroSystems Holdings, Inc. Class A	421	6,795
Tetra Tech, Inc.	375	57,011
TopBuild Corp. *	81	20,380
Toro Co.	4,419	367,219
Trane Technologies PLC	2,757	559,423
TransDigm Group, Inc. *	376	317,017
Trex Co., Inc. *	4,567	281,464
Union Pacific Corp.	10,862	2,211,829
United Parcel Service, Inc. Class B	8,352	1,301,826
Universal Display Corp.	826	129,674
Valmont Industries, Inc.	44	10,569
Vertiv Holdings Co.	923	34,336
Vontier Corp.	2,057	63,602
Vulcan Materials Co.	1,256	253,737
Waste Management, Inc.	15,220	2,320,137
Xylem, Inc.	1,104	100,497

		35,983,296

Technology - 40.7%
Accenture PLC Class A	26,220	8,052,424
Adobe, Inc. *	19,026	9,701,357
Advanced Micro Devices, Inc. *	37,973	3,904,384
Allegro MicroSystems, Inc. * (Japan)	2,782	88,857
Alteryx, Inc. Class A *	2,321	87,479
ANSYS, Inc. *	2,958	880,153
Apple, Inc.	620,467	106,230,155
Applied Materials, Inc.	29,697	4,111,550
AppLovin Corp. Class A *	2,289	91,468
Atlassian Corp. Class A *	6,017	1,212,486
Autodesk, Inc. *	8,944	1,850,603
Bentley Systems, Inc. Class B	7,571	379,761
Broadcom, Inc.	16,798	13,952,083
Broadridge Financial Solutions, Inc.	4,022	720,139
Cadence Design Systems, Inc. *	11,253	2,636,578
Ceridian HCM Holding, Inc. *	496	33,654
Cloudflare, Inc. Class A *	11,809	744,439
Confluent, Inc. Class A *	8,000	236,880
Crowdstrike Holdings, Inc. Class A *	8,760	1,466,249
Datadog, Inc. Class A *	11,318	1,030,957
DocuSign, Inc. *	8,275	347,550
DoubleVerify Holdings, Inc. *	5,252	146,793
Doximity, Inc. Class A *	2,096	44,477
Dropbox, Inc. Class A *	9,336	254,219
Dynatrace, Inc. *	9,987	466,693
Elastic NV *	3,272	265,817
Entegris, Inc.	304	28,549
EPAM Systems, Inc. *	2,273	581,183
Fair Isaac Corp. *	1,001	869,399
Fiserv, Inc. *	6,946	784,620
Five9, Inc. *	2,930	188,399
Fortinet, Inc. *	27,334	1,603,959
Genpact Ltd.	1,746	63,205
Gitlab, Inc. Class A *	3,642	164,691
Globant SA *	1,721	340,500
HashiCorp, Inc. Class A *	2,484	56,710
HP, Inc.	7,700	197,890
HubSpot, Inc. *	1,888	929,840
Intuit, Inc.	11,324	5,785,885
Jack Henry & Associates, Inc.	1,059	160,057
KBR, Inc.	1,925	113,460
KLA Corp.	5,711	2,619,407
Lam Research Corp.	5,289	3,314,987
Lattice Semiconductor Corp. *	5,780	496,675
Manhattan Associates, Inc. *	2,613	516,486
Microchip Technology, Inc.	15,959	1,245,600
Microsoft Corp.	309,422	97,699,997

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
MongoDB, Inc. *	2,721	$941,085
Monolithic Power Systems, Inc.	1,875	866,250
MSCI, Inc.	1,603	822,467
nCino, Inc. *	506	16,091
NetApp, Inc.	3,657	277,493
New Relic, Inc. *	2,116	181,172
Nutanix, Inc. Class A *	2,183	76,143
NVIDIA Corp.	98,790	42,972,662
Oracle Corp.	26,019	2,755,933
Palantir Technologies, Inc. Class A *	77,943	1,247,088
Paychex, Inc.	13,409	1,546,460
Paycom Software, Inc.	2,199	570,135
Paycor HCM, Inc. *	1,065	24,314
Pegasystems, Inc.	1,787	77,574
Procore Technologies, Inc. *	3,463	226,203
PTC, Inc. *	2,530	358,450
Pure Storage, Inc. Class A *	9,327	332,228
QUALCOMM, Inc.	40,503	4,498,263
RingCentral, Inc. Class A *	3,953	117,127
ROBLOX Corp. Class A *	18,554	537,324
Salesforce, Inc. *	29,590	6,000,260
SentinelOne, Inc. Class A *	986	16,624
ServiceNow, Inc. *	8,477	4,738,304
Smartsheet, Inc. Class A *	5,455	220,709
Snowflake, Inc. Class A *	12,898	1,970,427
Splunk, Inc. *	6,345	927,956
Synopsys, Inc. *	6,324	2,902,526
Teradata Corp. *	3,921	176,523
Teradyne, Inc.	5,303	532,739
Texas Instruments, Inc.	15,420	2,451,934
Twilio, Inc. Class A *	1,092	63,915
Tyler Technologies, Inc. *	1,335	515,497
UiPath, Inc. Class A *	11,182	191,324
Unity Software, Inc. *	4,420	138,744
Veeva Systems, Inc. Class A *	6,014	1,223,548
VMware, Inc. Class A *	8,953	1,490,495
Workday, Inc. Class A *	8,233	1,768,860
Zebra Technologies Corp. Class A *	360	85,151
ZoomInfo Technologies, Inc. *	6,307	103,435
Zscaler, Inc. *	3,711	577,395

		361,239,532

Utilities - 0.0%
AES Corp.	17,357	263,826
Vistra Corp.	4,272	141,745

		405,571

Total Common Stocks (Cost $724,038,610)		870,784,092

EXCHANGE-TRADED FUNDS - 1.6%
iShares Russell 1000 Growth	52,289	13,908,351

Total Exchange-Traded Funds (Cost $14,721,394)		13,908,351

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $3,482,871; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $3,551,099)	$3,481,435	3,481,435

Total Short-Term Investments (Cost $3,481,435)		3,481,435

TOTAL INVESTMENTS - 100.0% (Cost $742,241,439)		888,173,878

DERIVATIVES - (0.0%)		(144,881)

OTHER ASSETS & LIABILITIES, NET - 0.0%		185,338

NET ASSETS - 100.0%		$888,214,335

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2023, open futures contracts outstanding were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME E-Mini NASDAQ 100 Index	12/23	10	$3,090,950	$2,973,300	($117,650)
CME E-Mini Standard & Poor’s 500 Index	12/23	3	676,056	648,825	(27,231)

Total Futures Contracts					($144,881)

(b)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$870,784,092	$870,784,092	$-	$-
	Exchange-Traded Funds	13,908,351	13,908,351	-	-
	Short-Term Investments	3,481,435	-	3,481,435	-

	Total Assets	888,173,878	884,692,443	3,481,435	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(144,881)	(144,881)	-	-

	Total Liabilities	(144,881)	(144,881)	-	-

	Total	$888,028,997	$884,547,562	$3,481,435	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Basic Materials - 3.7%
Air Products & Chemicals, Inc.	10,486	$2,971,732
Albemarle Corp.	5,527	939,811
Alcoa Corp.	8,344	242,477
Ashland, Inc.	2,408	196,685
Axalta Coating Systems Ltd. *	8,962	241,078
Celanese Corp.	4,729	593,584
CF Industries Holdings, Inc.	9,076	778,176
Chemours Co.	6,660	186,813
Cleveland-Cliffs, Inc. *	24,614	384,717
Dow, Inc.	33,452	1,724,785
DuPont de Nemours, Inc.	21,701	1,618,678
Eastman Chemical Co.	5,523	423,725
Ecolab, Inc.	2,624	444,506
Element Solutions, Inc.	10,395	203,846
FMC Corp.	5,074	339,806
Freeport-McMoRan, Inc.	67,537	2,518,455
Huntsman Corp.	8,410	205,204
International Flavors & Fragrances, Inc.	11,957	815,109
International Paper Co.	16,534	586,461
Linde PLC	21,017	7,825,680
LyondellBasell Industries NV Class A	12,233	1,158,465
Mosaic Co.	15,860	564,616
MP Materials Corp. *	5,235	99,988
NewMarket Corp.	317	144,248
Newmont Corp.	37,613	1,389,800
Nucor Corp.	11,899	1,860,409
Olin Corp.	5,973	298,530
PPG Industries, Inc.	8,309	1,078,508
Reliance Steel & Aluminum Co.	2,715	711,954
Royal Gold, Inc.	3,209	341,213
RPM International, Inc.	4,860	460,777
Sherwin-Williams Co.	1,891	482,299
SSR Mining, Inc. (Canada)	10,078	133,937
Steel Dynamics, Inc.	7,513	805,544
U.S. Steel Corp.	10,526	341,884
Valvoline, Inc.	6,375	205,530
Westlake Corp.	1,546	192,740

		33,511,770

Communications - 6.1%
AT&T, Inc.	338,550	5,085,021
Cable One, Inc.	264	162,529
CDW Corp.	395	79,695
Ciena Corp. *	6,996	330,631
Cisco Systems, Inc.	193,899	10,424,010
Comcast Corp. Class A	193,599	8,584,180
Corning, Inc.	35,946	1,095,275
DISH Network Corp. Class A *	12,609	73,889
DoorDash, Inc. Class A *	2,947	234,198
eBay, Inc.	23,665	1,043,390
Etsy, Inc. *	2,712	175,141
Expedia Group, Inc. *	1,938	199,750
F5, Inc. *	2,899	467,145
Fox Corp. Class A	12,449	388,409
Fox Corp. Class B	6,637	191,676
Frontier Communications Parent, Inc. *	11,167	174,763
GCI Liberty, Inc. (Escrow) * Ω ±	4,340	—
Gen Digital, Inc.	21,962	388,288
GoDaddy, Inc. Class A *	3,058	227,760
IAC, Inc. *	3,777	190,323
Interpublic Group of Cos., Inc.	17,827	510,922
Iridium Communications, Inc.	470	21,380
Juniper Networks, Inc.	14,708	408,735
Liberty Broadband Corp. Class A *	516	46,909
Liberty Broadband Corp. Class C *	4,298	392,493
Liberty Media Corp. - Liberty Formula One Class A *	1,224	69,205

	Shares	Value
Liberty Media Corp. - Liberty Formula One Class C *	9,394	$585,246
Liberty Media Corp. - Liberty SiriusXM Class A *	3,738	95,132
Liberty Media Corp. - Liberty SiriusXM Class C *	7,730	196,806
Match Group, Inc. *	831	32,554
Motorola Solutions, Inc.	666	181,312
New York Times Co. Class A	7,725	318,270
News Corp. Class A	18,282	366,737
News Corp. Class B	5,501	114,806
Nexstar Media Group, Inc.	1,132	162,295
Okta, Inc. *	6,790	553,453
Omnicom Group, Inc.	9,217	686,482
Paramount Global Class A	114	1,800
Paramount Global Class B	27,940	360,426
Robinhood Markets, Inc. Class A *	30,816	302,305
Roku, Inc. *	5,077	358,385
Sirius XM Holdings, Inc.	32,782	148,175
T-Mobile U.S., Inc. *	25,195	3,528,560
TripAdvisor, Inc. *	4,343	72,007
Ubiquiti, Inc.	32	4,650
VeriSign, Inc. *	4,020	814,171
Verizon Communications, Inc.	199,004	6,449,720
Viasat, Inc. *	5,523	101,954
Walt Disney Co. *	86,475	7,008,799
Warner Bros Discovery, Inc. *	104,132	1,130,873
Wayfair, Inc. Class A *	2,691	162,994
Zillow Group, Inc. Class A *	2,529	113,274
Zillow Group, Inc. Class C *	7,276	335,860

		55,152,763

Consumer, Cyclical - 7.1%
Advance Auto Parts, Inc.	2,834	158,506
Alaska Air Group, Inc. *	5,972	221,442
Allison Transmission Holdings, Inc.	3,666	216,514
AMC Entertainment Holdings, Inc. Class A *	2,910	23,251
American Airlines Group, Inc. *	18,704	239,598
Aptiv PLC *	12,792	1,261,163
Aramark	10,771	373,754
AutoNation, Inc. *	1,533	232,096
AutoZone, Inc. *	141	358,139
Bath & Body Works, Inc.	11,097	375,079
Best Buy Co., Inc.	8,117	563,888
BJ’s Wholesale Club Holdings, Inc. *	3,954	282,197
BorgWarner, Inc.	10,818	436,723
Boyd Gaming Corp.	3,351	203,841
Brunswick Corp.	3,100	244,900
Caesars Entertainment, Inc. *	5,591	259,143
Capri Holdings Ltd. *	5,741	302,034
CarMax, Inc. *	6,906	488,461
Carnival Corp. *	46,403	636,649
Carter’s, Inc.	1,865	128,965
Casey’s General Stores, Inc.	1,492	405,108
Columbia Sportswear Co.	1,607	119,079
Core & Main, Inc. Class A *	4,267	123,103
Cummins, Inc.	6,702	1,531,139
Darden Restaurants, Inc.	3,068	439,399
Delta Air Lines, Inc.	28,781	1,064,897
Dick’s Sporting Goods, Inc.	2,524	274,056
Dolby Laboratories, Inc. Class A	2,900	229,854
Dollar Tree, Inc. *	9,856	1,049,171
DR Horton, Inc.	14,707	1,580,561
Fastenal Co.	6,731	367,782
Ferguson PLC	9,225	1,517,236
Ford Motor Co.	185,512	2,304,059
Freshpet, Inc. *	1,666	109,756
GameStop Corp. Class A *	12,964	213,387
Gap, Inc.	9,067	96,382
General Motors Co.	65,563	2,161,612
Gentex Corp.	11,246	365,945
Genuine Parts Co.	6,617	955,362
Harley-Davidson, Inc.	6,202	205,038
Hasbro, Inc.	6,328	418,534

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Hilton Worldwide Holdings, Inc.	6,567	$986,232
Hyatt Hotels Corp. Class A	2,222	235,710
Kohl’s Corp.	5,646	118,340
Las Vegas Sands Corp.	1,133	51,937
Lear Corp.	2,844	381,665
Leggett & Platt, Inc.	5,931	150,707
Lennar Corp. Class A	11,755	1,319,264
Lennar Corp. Class B	706	72,174
Liberty Media Corp. - Liberty Live Class A *	986	31,473
Liberty Media Corp. - Liberty Live Class C *	2,334	74,921
Lithia Motors, Inc.	1,253	370,049
Live Nation Entertainment, Inc. *	5,793	481,051
LKQ Corp.	12,459	616,845
Lowe’s Cos., Inc.	7,408	1,539,679
Lucid Group, Inc. *	37,502	209,636
Macy’s, Inc.	12,793	148,527
Madison Square Garden Sports Corp.	936	165,017
Marriott Vacations Worldwide Corp.	1,712	172,279
Mattel, Inc. *	16,461	362,636
McDonald’s Corp.	20,244	5,333,079
MGM Resorts International	13,763	505,928
MSC Industrial Direct Co., Inc. Class A	2,103	206,409
Newell Brands, Inc.	17,427	157,366
NIKE, Inc. Class B	26,260	2,510,981
Nordstrom, Inc.	5,743	85,800
Norwegian Cruise Line Holdings Ltd. *	14,505	239,042
NVR, Inc. *	130	775,229
O’Reilly Automotive, Inc. *	437	397,172
Ollie’s Bargain Outlet Holdings, Inc. *	2,106	162,541
PACCAR, Inc.	24,234	2,060,375
Penn Entertainment, Inc. *	6,909	158,562
Penske Automotive Group, Inc.	1,011	168,898
Petco Health & Wellness Co., Inc. *	4,181	17,100
Phinia, Inc.	2,299	61,590
Planet Fitness, Inc. Class A *	2,244	110,360
Polaris, Inc.	2,231	232,336
PulteGroup, Inc.	10,393	769,602
PVH Corp.	2,829	216,447
QuantumScape Corp. *	15,218	101,808
Ralph Lauren Corp.	1,879	218,133
RH *	617	163,110
Rivian Automotive, Inc. Class A *	31,343	761,008
Ross Stores, Inc.	1,133	127,972
Royal Caribbean Cruises Ltd. *	7,646	704,502
SiteOne Landscape Supply, Inc. *	1,342	219,350
Skechers USA, Inc. Class A *	5,971	292,280
Southwest Airlines Co.	27,917	755,713
Tapestry, Inc.	10,611	305,066
Tempur Sealy International, Inc.	6,082	263,594
Thor Industries, Inc.	2,488	236,683
Toll Brothers, Inc.	5,194	384,148
Travel & Leisure Co.	2,141	78,639
Under Armour, Inc. Class A *	9,235	63,260
Under Armour, Inc. Class C *	9,903	63,181
United Airlines Holdings, Inc. *	15,267	645,794
Vail Resorts, Inc.	1,690	374,994
VF Corp.	16,672	294,594
Victoria’s Secret, Inc. *	948	15,813
Walgreens Boots Alliance, Inc.	33,619	747,687
Walmart, Inc.	67,665	10,821,663
Watsco, Inc.	1,180	445,710
WESCO International, Inc.	2,067	297,276
Whirlpool Corp.	2,591	346,417
Williams-Sonoma, Inc.	2,663	413,830
Wyndham Hotels & Resorts, Inc.	3,561	247,632
Wynn Resorts Ltd.	4,732	437,284
Yum! Brands, Inc.	1,723	215,272

		64,237,175

Consumer, Non-Cyclical - 23.6%
Abbott Laboratories	76,702	7,428,589

	Shares	Value
Acadia Healthcare Co., Inc. *	4,259	$299,450
ADT, Inc.	8,416	50,496
Affirm Holdings, Inc. *	10,454	222,357
agilon health, Inc. *	1,043	18,524
Albertsons Cos., Inc. Class A	17,873	406,611
Alnylam Pharmaceuticals, Inc. *	1,084	191,976
Altria Group, Inc.	84,460	3,551,543
Amedisys, Inc. *	1,500	140,100
Amgen, Inc.	8,083	2,172,387
Archer-Daniels-Midland Co.	25,252	1,904,506
Automatic Data Processing, Inc.	2,831	681,082
Avantor, Inc. *	31,337	660,584
Avery Dennison Corp.	2,560	467,635
Avis Budget Group, Inc. *	675	121,291
Azenta, Inc. *	3,427	172,001
Baxter International, Inc.	23,834	899,495
Becton Dickinson & Co.	13,400	3,464,302
Bio-Rad Laboratories, Inc. Class A *	960	344,112
Bio-Techne Corp.	447	30,427
Biogen, Inc. *	6,809	1,749,981
BioMarin Pharmaceutical, Inc. *	7,696	680,942
Block, Inc. *	16,513	730,865
Boston Scientific Corp. *	67,891	3,584,645
Bright Horizons Family Solutions, Inc. *	2,532	206,257
Bristol-Myers Squibb Co.	99,407	5,769,582
Brown-Forman Corp. Class A	431	25,041
Brown-Forman Corp. Class B	1,907	110,015
Bunge Ltd.	6,990	756,668
Campbell Soup Co.	8,787	360,970
Cardinal Health, Inc.	6,041	524,480
Catalent, Inc. *	8,423	383,499
Centene Corp. *	25,915	1,785,025
Certara, Inc. *	3,835	55,761
Charles River Laboratories International, Inc. *	2,418	473,880
Chemed Corp.	210	109,137
Church & Dwight Co., Inc.	1,279	117,195
Cigna Group	12,784	3,657,119
Cintas Corp.	480	230,885
Clarivate PLC *	22,630	151,847
Coca-Cola Co.	92,824	5,196,288
Colgate-Palmolive Co.	38,804	2,759,352
Conagra Brands, Inc.	22,140	607,079
Constellation Brands, Inc. Class A	6,856	1,723,118
Cooper Cos., Inc.	2,280	725,063
Corteva, Inc.	33,718	1,725,013
CoStar Group, Inc. *	10,830	832,719
Coty, Inc. Class A *	18,355	201,354
CVS Health Corp.	60,550	4,227,601
Danaher Corp.	31,123	7,721,616
Darling Ingredients, Inc. *	7,738	403,924
Dentsply Sirona, Inc.	9,777	333,982
Driven Brands Holdings, Inc. *	2,917	36,725
Dun & Bradstreet Holdings, Inc.	14,117	141,029
Elanco Animal Health, Inc. *	24,180	271,783
Elevance Health, Inc.	9,719	4,231,847
Encompass Health Corp.	4,239	284,691
Enovis Corp. *	2,526	133,196
Envista Holdings Corp. *	7,808	217,687
Equifax, Inc.	1,767	323,679
Estee Lauder Cos., Inc. Class A	7,445	1,076,175
Euronet Worldwide, Inc. *	1,193	94,700
Exact Sciences Corp. *	5,566	379,713
Exelixis, Inc. *	4,230	92,426
FleetCor Technologies, Inc. *	253	64,601
Flowers Foods, Inc.	8,596	190,659
Fortrea Holdings, Inc. *	4,455	127,368
FTI Consulting, Inc. *	1,218	217,303
GE HealthCare Technologies, Inc. *	17,029	1,158,653
General Mills, Inc.	27,770	1,777,002
Gilead Sciences, Inc.	59,103	4,429,179
Ginkgo Bioworks Holdings, Inc.*	70,244	127,142
Global Payments, Inc.	12,365	1,426,797

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Globus Medical, Inc. Class A *	3,872	$192,245
Grand Canyon Education, Inc. *	1,097	128,217
Grocery Outlet Holding Corp. *	3,952	114,015
H&R Block, Inc.	2,690	115,831
HCA Healthcare, Inc.	7,666	1,885,683
Henry Schein, Inc. *	6,205	460,721
Hershey Co.	1,800	360,144
Hertz Global Holdings, Inc. *	6,768	82,908
Hologic, Inc. *	11,407	791,646
Horizon Therapeutics PLC *	1,308	151,323
Hormel Foods Corp.	14,022	533,257
Humana, Inc.	3,343	1,626,436
ICON PLC *	3,360	827,400
ICU Medical, Inc. *	1,018	121,152
Illumina, Inc. *	5,204	714,405
Incyte Corp. *	2,431	140,439
Ingredion, Inc.	3,143	309,271
Integra LifeSciences Holdings Corp. *	3,125	119,344
Ionis Pharmaceuticals, Inc. *	1,095	49,669
IQVIA Holdings, Inc. *	678	133,397
J M Smucker Co.	4,667	573,621
Jazz Pharmaceuticals PLC *	1,287	166,589
Johnson & Johnson	113,966	17,750,204
Karuna Therapeutics, Inc. *	190	32,127
Kellogg Co.	12,140	722,451
Kenvue, Inc.	54,239	1,089,119
Keurig Dr Pepper, Inc.	45,053	1,422,323
Kimberly-Clark Corp.	1,001	120,971
Kraft Heinz Co.	37,970	1,277,311
Kroger Co.	30,840	1,380,090
Laboratory Corp. of America Holdings	4,156	835,564
Lamb Weston Holdings, Inc.	410	37,909
ManpowerGroup, Inc.	2,393	175,455
Maravai LifeSciences Holdings, Inc. Class A *	2,328	23,280
McCormick & Co., Inc.	11,840	895,578
McKesson Corp.	4,010	1,743,749
Medtronic PLC	62,809	4,921,713
Merck & Co., Inc.	98,014	10,090,541
Mirati Therapeutics, Inc. *	2,008	87,468
Mister Car Wash, Inc. *	1,318	7,262
Moderna, Inc. *	15,897	1,642,001
Molina Healthcare, Inc. *	1,232	403,960
Molson Coors Beverage Co. Class B	8,221	522,773
Mondelez International, Inc. Class A	64,304	4,462,698
Moody’s Corp.	704	222,584
Organon & Co.	12,072	209,570
PayPal Holdings, Inc. *	4,907	286,863
PepsiCo, Inc.	20,130	3,410,827
Performance Food Group Co. *	3,643	214,427
Perrigo Co. PLC	5,881	187,898
Pfizer, Inc.	267,195	8,862,858
Philip Morris International, Inc.	73,386	6,794,076
Pilgrim’s Pride Corp. *	1,067	24,360
Post Holdings, Inc. *	2,392	205,090
Premier, Inc. Class A	5,460	117,390
Procter & Gamble Co.	90,399	13,185,598
QIAGEN NV *	11,014	446,067
Quanta Services, Inc.	5,000	935,350
Quest Diagnostics, Inc.	5,217	635,744
QuidelOrtho Corp. *	2,610	190,634
R1 RCM, Inc. *	7,695	115,964
RB Global, Inc. (Canada)	2,149	134,313
Regeneron Pharmaceuticals, Inc. *	4,566	3,757,635
Repligen Corp. *	1,394	221,660
Revvity, Inc.	5,858	648,481
Reynolds Consumer Products, Inc.	2,762	70,790
Robert Half, Inc.	4,928	361,124
Royalty Pharma PLC Class A	17,496	474,841
S&P Global, Inc.	13,911	5,083,219
Seaboard Corp.	11	41,283
Service Corp. International	4,332	247,530
Spectrum Brands Holdings, Inc.	1,866	146,201

	Shares	Value
STERIS PLC	4,681	$1,027,105
Stryker Corp.	12,531	3,424,346
Tandem Diabetes Care, Inc. *	2,805	58,260
Teladoc Health, Inc. *	7,906	146,973
Teleflex, Inc.	2,276	447,029
Tenet Healthcare Corp. *	4,730	311,660
Thermo Fisher Scientific, Inc.	7,005	3,545,721
TransUnion	9,010	646,828
Tyson Foods, Inc. Class A	13,262	669,598
U-Haul Holding Co. *	403	21,992
U-Haul Holding Co.	2,504	131,185
U.S. Foods Holding Corp. *	10,759	427,132
United Rentals, Inc.	2,578	1,146,101
United Therapeutics Corp. *	2,186	493,752
UnitedHealth Group, Inc.	6,989	3,523,784
Universal Health Services, Inc. Class B	2,821	354,684
Vertex Pharmaceuticals, Inc. *	1,024	356,086
Viatris, Inc.	57,252	564,505
WEX, Inc. *	1,166	219,313
WillScot Mobile Mini Holdings Corp. *	6,805	283,020
Zimmer Biomet Holdings, Inc.	9,924	1,113,671

		213,338,108

Energy - 9.1%
Antero Midstream Corp.	11,365	136,153
Antero Resources Corp. *	13,196	334,914
APA Corp.	1,781	73,199
Baker Hughes Co.	47,880	1,691,122
Chesapeake Energy Corp.	5,969	514,707
Chevron Corp.	83,836	14,136,426
ConocoPhillips	57,337	6,868,973
Coterra Energy, Inc.	35,698	965,631
Devon Energy Corp.	30,293	1,444,976
Diamondback Energy, Inc.	8,562	1,326,082
DTE Midstream LLC *	4,466	236,341
EOG Resources, Inc.	27,788	3,522,407
EQT Corp.	16,803	681,866
Exxon Mobil Corp.	189,533	22,285,290
First Solar, Inc. *	5,000	807,950
Halliburton Co.	33,926	1,374,003
Hess Corp.	5,774	883,422
HF Sinclair Corp.	6,520	371,184
Kinder Morgan, Inc.	92,705	1,537,049
Marathon Oil Corp.	29,003	775,830
Marathon Petroleum Corp.	20,059	3,035,729
NOV, Inc.	18,745	391,770
Occidental Petroleum Corp.	32,977	2,139,548
ONEOK, Inc.	19,961	1,266,126
Ovintiv, Inc.	6,799	323,428
Phillips 66	21,783	2,617,227
Pioneer Natural Resources Co.	11,003	2,525,739
Plug Power, Inc. *	26,150	198,740
Range Resources Corp.	10,821	350,709
Schlumberger NV	67,366	3,927,438
Southwestern Energy Co. *	53,662	346,120
Sunrun, Inc. *	10,140	127,358
TechnipFMC PLC (United Kingdom)	20,620	419,411
Valero Energy Corp.	16,655	2,360,180
Williams Cos., Inc.	57,565	1,939,365

		81,936,413

Financial - 23.0%
Affiliated Managers Group, Inc.	1,636	213,236
Aflac, Inc.	28,449	2,183,461
AGNC Investment Corp. REIT	26,763	252,643
Agree Realty Corp. REIT	4,037	223,004
Air Lease Corp.	4,953	195,198
Alexandria Real Estate Equities, Inc. REIT	8,072	808,007
Allstate Corp.	12,397	1,381,150
Ally Financial, Inc.	12,565	335,234
American Express Co.	18,800	2,804,772

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
American Financial Group, Inc.	3,495	$390,287
American Homes 4 Rent Class A REIT	16,026	539,916
American International Group, Inc.	34,214	2,073,368
Americold Realty Trust, Inc. REIT	13,079	397,732
Annaly Capital Management, Inc. REIT	22,925	431,219
Aon PLC Class A	9,559	3,099,219
Apartment Income REIT Corp.	7,146	219,382
Arch Capital Group Ltd. *	14,527	1,157,947
Arthur J Gallagher & Co.	9,448	2,153,483
Assurant, Inc.	2,463	353,638
Assured Guaranty Ltd.	2,613	158,139
AvalonBay Communities, Inc. REIT	6,756	1,160,275
Axis Capital Holdings Ltd.	3,510	197,859
Bank of America Corp.	329,386	9,018,589
Bank of New York Mellon Corp.	37,348	1,592,892
Bank OZK	5,411	200,586
Berkshire Hathaway, Inc. Class B *	86,669	30,360,151
BlackRock, Inc.	7,029	4,544,178
Blue Owl Capital, Inc.	19,141	248,067
BOK Financial Corp.	1,332	106,533
Boston Properties, Inc. REIT	7,597	451,870
Brighthouse Financial, Inc. *	3,012	147,407
Brixmor Property Group, Inc. REIT	14,528	301,892
Brown & Brown, Inc.	6,863	479,312
Camden Property Trust REIT	4,966	469,684
Capital One Financial Corp.	17,919	1,739,039
Carlyle Group, Inc.	9,861	297,408
Cboe Global Markets, Inc.	4,902	765,741
CBRE Group, Inc. Class A *	14,640	1,081,310
Charles Schwab Corp.	70,084	3,847,612
Chubb Ltd.	19,490	4,057,428
Cincinnati Financial Corp.	7,343	751,115
Citigroup, Inc.	91,969	3,782,685
Citizens Financial Group, Inc.	22,233	595,844
CME Group, Inc.	16,977	3,399,135
CNA Financial Corp.	1,353	53,241
Coinbase Global, Inc. Class A *	7,936	595,835
Columbia Banking System, Inc.	9,578	194,433
Comerica, Inc.	6,190	257,195
Commerce Bancshares, Inc.	5,333	255,877
Cousins Properties, Inc. REIT	6,745	137,396
Credit Acceptance Corp. *	281	129,294
Crown Castle, Inc. REIT	18,285	1,682,769
CubeSmart REIT	10,833	413,062
Cullen/Frost Bankers, Inc.	2,775	253,108
Digital Realty Trust, Inc. REIT	14,121	1,708,923
Discover Financial Services	11,975	1,037,394
East West Bancorp, Inc.	6,800	358,428
EastGroup Properties, Inc. REIT	2,137	355,875
EPR Properties REIT	3,448	143,230
Equinix, Inc. REIT	2,198	1,596,319
Equity LifeStyle Properties, Inc. REIT	5,607	357,222
Equity Residential REIT	17,628	1,034,940
Essex Property Trust, Inc. REIT	2,977	631,392
Evercore, Inc. Class A	1,715	236,464
Everest Group Ltd.	1,759	653,768
Extra Space Storage, Inc. REIT	9,976	1,212,882
Federal Realty Investment Trust REIT	3,877	351,373
Fidelity National Financial, Inc.	11,883	490,768
Fifth Third Bancorp	31,823	806,077
First American Financial Corp.	4,796	270,926
First Citizens BancShares, Inc. Class A	464	640,366
First Hawaiian, Inc.	5,494	99,167
First Horizon Corp.	25,073	276,304
First Industrial Realty Trust, Inc. REIT	6,323	300,912
FNB Corp.	16,225	175,068
Franklin Resources, Inc.	13,757	338,147
Gaming & Leisure Properties, Inc. REIT	12,103	551,292
Globe Life, Inc.	4,298	467,322
Goldman Sachs Group, Inc.	15,267	4,939,943
Hanover Insurance Group, Inc.	1,578	175,126
Hartford Financial Services Group, Inc.	14,373	1,019,189

	Shares	Value
Healthcare Realty Trust, Inc. REIT	18,231	$278,387
Healthpeak Properties, Inc. REIT	25,606	470,126
Highwoods Properties, Inc. REIT	4,691	96,682
Host Hotels & Resorts, Inc. REIT	33,297	535,083
Houlihan Lokey, Inc.	2,052	219,810
Howard Hughes Holdings, Inc. *	1,510	111,936
Huntington Bancshares, Inc.	69,265	720,356
Interactive Brokers Group, Inc. Class A	4,823	417,479
Intercontinental Exchange, Inc.	26,780	2,946,336
Invesco Ltd.	17,723	257,338
Invitation Homes, Inc. REIT	28,798	912,609
Iron Mountain, Inc. REIT	6,879	408,957
Janus Henderson Group PLC	6,375	164,603
Jefferies Financial Group, Inc.	8,920	326,740
Jones Lang LaSalle, Inc. *	2,295	324,008
JPMorgan Chase & Co.	136,582	19,807,122
Kemper Corp.	2,698	113,397
KeyCorp	45,130	485,599
Kilroy Realty Corp. REIT	5,709	180,461
Kimco Realty Corp. REIT	29,311	515,580
KKR & Co., Inc.	23,017	1,417,847
Lamar Advertising Co. Class A REIT	1,002	83,637
Lazard Ltd. Class A	4,784	148,352
Lincoln National Corp.	7,517	185,595
Loews Corp.	9,056	573,335
M&T Bank Corp.	7,798	986,057
Markel Group, Inc. *	618	909,999
Marsh & McLennan Cos., Inc.	4,634	881,850
Medical Properties Trust, Inc. REIT	28,477	155,200
MetLife, Inc.	30,574	1,923,410
MGIC Investment Corp.	14,368	239,802
Mid-America Apartment Communities, Inc. REIT	5,436	699,341
Morgan Stanley	56,852	4,643,103
Nasdaq, Inc.	16,031	778,946
National Storage Affiliates Trust REIT	3,750	119,025
New York Community Bancorp, Inc.	34,768	394,269
NNN REIT, Inc. REIT	8,749	309,190
Northern Trust Corp.	9,542	662,978
NU Holdings Ltd. Class A * (Brazil)	36,590	265,278
Old Republic International Corp.	12,316	331,793
Omega Healthcare Investors, Inc. REIT	11,293	374,476
OneMain Holdings, Inc.	5,592	224,183
Park Hotels & Resorts, Inc. REIT	10,959	135,015
Pinnacle Financial Partners, Inc.	3,620	242,685
PNC Financial Services Group, Inc.	18,829	2,311,636
Popular, Inc.	3,247	204,593
Primerica, Inc.	641	124,360
Principal Financial Group, Inc.	11,353	818,211
Progressive Corp.	6,903	961,588
Prologis, Inc. REIT	43,625	4,895,161
Prosperity Bancshares, Inc.	4,044	220,722
Prudential Financial, Inc.	17,349	1,646,247
Public Storage REIT	3,083	812,432
Raymond James Financial, Inc.	8,940	897,844
Rayonier, Inc. REIT	6,985	198,793
Realty Income Corp. REIT	31,861	1,591,138
Regency Centers Corp. REIT	8,424	500,723
Regions Financial Corp.	43,819	753,687
Reinsurance Group of America, Inc.	3,220	467,512
RenaissanceRe Holdings Ltd. (Bermuda)	1,664	329,339
Rexford Industrial Realty, Inc. REIT	9,623	474,895
Rithm Capital Corp. REIT	23,318	216,624
RLI Corp.	1,363	185,218
Rocket Cos., Inc. Class A *	3,602	29,464
SBA Communications Corp. REIT	4,554	911,574
SEI Investments Co.	4,864	292,959
Simon Property Group, Inc. REIT	11,993	1,295,604
SLM Corp.	7,354	100,161
SoFi Technologies, Inc. *	42,818	342,116
Spirit Realty Capital, Inc. REIT	6,518	218,549
STAG Industrial, Inc. REIT	8,290	286,088
Starwood Property Trust, Inc. REIT	14,206	274,886

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
State Street Corp.	15,044	$1,007,346
Stifel Financial Corp.	5,027	308,859
Sun Communities, Inc. REIT	4,623	547,086
Synchrony Financial	19,788	604,919
Synovus Financial Corp.	6,751	187,678
T Rowe Price Group, Inc.	10,424	1,093,165
TFS Financial Corp.	3,338	39,455
TPG, Inc.	2,293	69,065
Tradeweb Markets, Inc. Class A	3,452	276,850
Travelers Cos., Inc.	10,897	1,779,589
Truist Financial Corp.	62,703	1,793,933
U.S. Bancorp	72,455	2,395,362
UDR, Inc. REIT	14,944	533,052
Unum Group	9,517	468,141
UWM Holdings Corp.	2,320	11,252
Ventas, Inc. REIT	18,724	788,842
VICI Properties, Inc. REIT	47,444	1,380,620
Virtu Financial, Inc. Class A	3,656	63,139
Vornado Realty Trust REIT	8,797	199,516
Voya Financial, Inc.	4,658	309,524
W R Berkley Corp.	9,571	607,663
Webster Financial Corp.	8,233	331,872
Wells Fargo & Co.	173,648	7,095,257
Welltower, Inc. REIT	23,487	1,924,055
Western Alliance Bancorp	4,889	224,747
Western Union Co.	11,397	150,212
Weyerhaeuser Co. REIT	34,612	1,061,204
White Mountains Insurance Group Ltd.	112	167,517
Willis Towers Watson PLC	4,386	916,499
Wintrust Financial Corp.	2,827	213,439
WP Carey, Inc. REIT	9,847	532,526
XP, Inc. Class A (Brazil)	14,272	328,970
Zions Bancorp NA	7,044	245,765

		208,165,892

Industrial - 12.3%
3M Co.	25,997	2,433,839
Acuity Brands, Inc.	1,529	260,404
AECOM	6,111	507,457
AGCO Corp.	2,932	346,797
Agilent Technologies, Inc.	2,552	285,365
Allegion PLC	331	34,490
Amcor PLC	70,961	650,003
AMETEK, Inc.	10,870	1,606,151
Amphenol Corp. Class A	13,698	1,150,495
AO Smith Corp.	5,119	338,519
AptarGroup, Inc.	2,988	373,620
Ardagh Group SA * Ω	291	1,587
Armstrong World Industries, Inc.	1,595	114,840
Arrow Electronics, Inc. *	2,721	340,778
Avnet, Inc.	4,156	200,278
AZEK Co., Inc. *	6,305	187,511
Ball Corp.	14,402	716,932
Berry Global Group, Inc.	5,686	352,020
Boeing Co. *	22,782	4,366,854
Builders FirstSource, Inc. *	5,961	742,085
BWX Technologies, Inc.	3,437	257,706
Carlisle Cos., Inc.	2,339	606,409
Carrier Global Corp.	39,379	2,173,721
Caterpillar, Inc.	6,105	1,666,665
CH Robinson Worldwide, Inc.	1,279	110,160
Clean Harbors, Inc. *	2,476	414,383
CNH Industrial NV (United Kingdom)	45,173	546,593
Cognex Corp.	8,178	347,074
Coherent Corp. *	5,235	170,870
Crane Co.	2,158	191,717
Crown Holdings, Inc.	5,011	443,373
CSX Corp.	84,258	2,590,933
Curtiss-Wright Corp.	1,834	358,785
Deere & Co.	823	310,584
Donaldson Co., Inc.	3,565	212,617

	Shares	Value
Dover Corp.	6,567	$916,162
Eagle Materials, Inc.	614	102,243
Eaton Corp. PLC	18,830	4,016,062
EMCOR Group, Inc.	1,419	298,543
Emerson Electric Co.	26,984	2,605,845
Esab Corp.	2,669	187,417
Expeditors International of Washington, Inc.	6,205	711,279
FedEx Corp.	10,964	2,904,583
Flowserve Corp.	6,245	248,364
Fortive Corp.	16,713	1,239,436
Fortune Brands Innovations, Inc.	5,949	369,790
Garmin Ltd.	7,181	755,441
Gates Industrial Corp. PLC *	5,996	69,614
Generac Holdings, Inc. *	2,857	311,299
General Dynamics Corp.	11,572	2,557,065
General Electric Co.	51,266	5,667,456
Graco, Inc.	4,637	337,945
Graphic Packaging Holding Co.	7,127	158,790
GXO Logistics, Inc. *	5,434	318,704
Hayward Holdings, Inc. *	6,274	88,463
HEICO Corp.	131	21,213
HEICO Corp. Class A	230	29,721
Hexcel Corp.	3,983	259,453
Honeywell International, Inc.	27,422	5,065,940
Howmet Aerospace, Inc.	17,813	823,851
Hubbell, Inc.	1,380	432,506
Huntington Ingalls Industries, Inc.	1,847	377,859
IDEX Corp.	3,243	674,609
Illinois Tool Works, Inc.	2,712	624,601
Ingersoll Rand, Inc.	19,127	1,218,772
ITT, Inc.	4,002	391,836
Jabil, Inc.	2,177	276,240
Jacobs Solutions, Inc.	5,854	799,071
JB Hunt Transport Services, Inc.	3,170	597,608
Johnson Controls International PLC	32,477	1,728,101
Keysight Technologies, Inc. *	6,184	818,205
Kirby Corp. *	2,726	225,713
Knight-Swift Transportation Holdings, Inc.	7,564	379,335
L3Harris Technologies, Inc.	8,941	1,556,807
Landstar System, Inc.	367	64,937
Lennox International, Inc.	1,548	579,633
Lincoln Electric Holdings, Inc.	183	33,268
Littelfuse, Inc.	1,183	292,580
Louisiana-Pacific Corp.	3,060	169,126
Martin Marietta Materials, Inc.	2,917	1,197,370
Masco Corp.	10,611	567,158
MasTec, Inc. *	3,003	216,126
MDU Resources Group, Inc.	9,126	178,687
Mercury Systems, Inc. *	2,521	93,504
Middleby Corp. *	2,586	331,008
Mohawk Industries, Inc. *	2,487	213,409
MSA Safety, Inc.	1,388	218,818
National Instruments Corp.	1,438	85,734
Nordson Corp.	2,762	616,396
Norfolk Southern Corp.	10,742	2,115,422
Northrop Grumman Corp.	6,383	2,809,733
nVent Electric PLC	7,458	395,199
Old Dominion Freight Line, Inc.	343	140,335
Oshkosh Corp.	3,080	293,924
Otis Worldwide Corp.	18,386	1,476,580
Owens Corning	4,300	586,563
Packaging Corp. of America	4,237	650,591
Parker-Hannifin Corp.	6,040	2,352,701
Pentair PLC	7,664	496,244
RBC Bearings, Inc. *	1,299	304,135
Regal Rexnord Corp.	3,198	456,930
Republic Services, Inc.	9,762	1,391,183
RTX Corp.	69,102	4,973,271
Ryder System, Inc.	2,047	218,927
Saia, Inc. *	1,106	440,907
Schneider National, Inc. Class B	2,847	78,833
Sealed Air Corp.	3,234	106,269

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Sensata Technologies Holding PLC	7,211	$272,720
Silgan Holdings, Inc.	3,799	163,775
Snap-on, Inc.	2,416	616,225
Sonoco Products Co.	4,559	247,782
Spirit AeroSystems Holdings, Inc. Class A	4,719	76,165
Stanley Black & Decker, Inc.	7,359	615,065
Stericycle, Inc. *	4,131	184,697
TD SYNNEX Corp.	2,092	208,907
Teledyne Technologies, Inc. *	2,191	895,199
Tetra Tech, Inc.	2,011	305,732
Textron, Inc.	9,358	731,234
Timken Co.	2,928	215,179
TopBuild Corp. *	1,384	348,214
Trane Technologies PLC	7,588	1,539,681
TransDigm Group, Inc. *	2,059	1,736,005
Trimble, Inc. *	11,642	627,038
Union Pacific Corp.	16,487	3,357,248
United Parcel Service, Inc. Class B	24,759	3,859,185
Universal Display Corp.	1,289	202,360
Valmont Industries, Inc.	940	225,797
Vertiv Holdings Co.	14,869	553,127
Vontier Corp.	5,186	160,351
Vulcan Materials Co.	4,879	985,656
Waste Management, Inc.	1,896	289,026
Westinghouse Air Brake Technologies Corp.	8,394	892,030
Westrock Co.	12,171	435,722
Woodward, Inc.	2,836	352,401
XPO, Inc. *	5,345	399,058
Xylem, Inc.	9,853	896,919

		111,115,556

Technology - 8.1%
Activision Blizzard, Inc.	34,373	3,218,344
Advanced Micro Devices, Inc. *	32,669	3,359,027
Akamai Technologies, Inc. *	7,148	761,548
Amdocs Ltd.	5,762	486,831
Analog Devices, Inc.	23,905	4,185,526
ANSYS, Inc. *	765	227,626
Applied Materials, Inc.	6,155	852,160
AppLovin Corp. Class A *	7,844	313,446
Aspen Technology, Inc. *	1,263	257,980
Bentley Systems, Inc. Class B	706	35,413
BILL Holdings, Inc. *	4,892	531,124
Broadridge Financial Solutions, Inc.	968	173,320
CACI International, Inc. Class A *	1,030	323,348
CCC Intelligent Solutions Holdings, Inc. *	10,125	135,169
Ceridian HCM Holding, Inc. *	6,369	432,137
Cirrus Logic, Inc. *	2,500	184,900
Cognizant Technology Solutions Corp. Class A	24,010	1,626,437
Concentrix Corp.	1,950	156,215
Crane NXT Co.	2,469	137,202
Doximity, Inc. Class A *	3,268	69,347
Dropbox, Inc. Class A *	1,160	31,587
DXC Technology Co. *	10,883	226,693
Electronic Arts, Inc.	12,948	1,558,939
Entegris, Inc.	6,574	617,364
Fidelity National Information Services, Inc.	27,981	1,546,510
Fiserv, Inc. *	20,857	2,356,007
Genpact Ltd.	6,033	218,395
GLOBALFOUNDRIES, Inc. *	3,948	229,734
Guidewire Software, Inc. *	3,884	349,560
HashiCorp, Inc. Class A *	1,477	33,720
Hewlett Packard Enterprise Co.	61,032	1,060,126
HP, Inc.	32,450	833,965
Informatica, Inc. Class A *	1,890	39,822
Intel Corp.	197,415	7,018,103
International Business Machines Corp.	42,967	6,028,270
IPG Photonics Corp. *	1,509	153,224
Jack Henry & Associates, Inc.	2,331	352,307
KBR, Inc.	3,881	228,746
Kyndryl Holdings, Inc. *	10,732	162,053

	Shares	Value
Lam Research Corp.	358	$224,384
Leidos Holdings, Inc.	6,328	583,189
Lumentum Holdings, Inc. *	3,223	145,615
Marvell Technology, Inc.	40,394	2,186,527
Microchip Technology, Inc.	7,456	581,941
Micron Technology, Inc.	51,678	3,515,654
MKS Instruments, Inc.	3,074	266,024
MSCI, Inc.	1,832	939,963
nCino, Inc. *	3,329	105,862
NCR Corp. *	5,603	151,113
NetApp, Inc.	6,112	463,779
Nutanix, Inc. Class A *	7,857	274,052
ON Semiconductor Corp. *	20,379	1,894,228
Oracle Corp.	42,350	4,485,712
Paycor HCM, Inc. *	1,507	34,405
PTC, Inc. *	2,611	369,926
Pure Storage, Inc. Class A *	3,086	109,923
Qorvo, Inc. *	4,827	460,834
QUALCOMM, Inc.	6,677	741,548
Roper Technologies, Inc.	4,997	2,419,947
Salesforce, Inc. *	11,011	2,232,811
Science Applications International Corp.	2,621	276,620
SentinelOne, Inc. Class A *	8,204	138,319
Skyworks Solutions, Inc.	7,444	733,904
SS&C Technologies Holdings, Inc.	10,472	550,199
Take-Two Interactive Software, Inc. *	7,793	1,094,059
Teradyne, Inc.	1,311	131,703
Texas Instruments, Inc.	25,412	4,040,762
Twilio, Inc. Class A *	6,683	391,156
Tyler Technologies, Inc. *	511	197,318
UiPath, Inc. Class A *	4,406	75,387
Unity Software, Inc. *	8,089	253,914
Western Digital Corp. *	14,814	675,963
Wolfspeed, Inc. *	5,947	226,581
Zebra Technologies Corp. Class A *	2,016	476,844
Zoom Video Communications, Inc. Class A *	11,961	836,552
ZoomInfo Technologies, Inc. *	7,585	124,394

		72,923,337

Utilities - 4.8%
AES Corp.	13,082	198,846
Alliant Energy Corp.	11,872	575,198
Ameren Corp.	12,347	923,926
American Electric Power Co., Inc.	24,350	1,831,607
American Water Works Co., Inc.	9,209	1,140,351
Atmos Energy Corp.	6,748	714,816
Avangrid, Inc.	3,279	98,927
Brookfield Renewable Corp. Class A	5,909	141,461
CenterPoint Energy, Inc.	29,605	794,894
Clearway Energy, Inc. Class A	1,745	34,760
Clearway Energy, Inc. Class C	4,123	87,243
CMS Energy Corp.	13,608	722,721
Consolidated Edison, Inc.	16,400	1,402,692
Constellation Energy Corp.	15,486	1,689,213
Dominion Energy, Inc.	39,517	1,765,224
DTE Energy Co.	9,721	965,101
Duke Energy Corp.	36,448	3,216,901
Edison International	17,864	1,130,613
Entergy Corp.	9,967	921,948
Essential Utilities, Inc.	11,280	387,242
Evergy, Inc.	10,522	533,465
Eversource Energy	16,469	957,672
Exelon Corp.	46,992	1,775,828
FirstEnergy Corp.	25,632	876,102
Hawaiian Electric Industries, Inc.	5,387	66,314
IDACORP, Inc.	2,342	219,328
National Fuel Gas Co.	4,477	232,401
NextEra Energy, Inc.	95,728	5,484,257
NiSource, Inc.	20,026	494,242
NRG Energy, Inc.	10,920	420,638
OGE Energy Corp.	9,600	319,968

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
PG&E Corp. *	94,434	$1,523,220
Pinnacle West Capital Corp.	5,484	404,061
PPL Corp.	34,676	816,967
Public Service Enterprise Group, Inc.	23,505	1,337,670
Sempra	29,785	2,026,274
Southern Co.	51,526	3,334,763
UGI Corp.	9,820	225,860
Vistra Corp.	12,483	414,186
WEC Energy Group, Inc.	14,914	1,201,323
Xcel Energy, Inc.	26,043	1,490,180

		42,898,403

Total Common Stocks (Cost $819,752,781)		883,279,417

EXCHANGE-TRADED FUNDS - 1.7%
iShares Russell 1000 Value	103,290	15,681,488

Total Exchange-Traded Funds (Cost $16,277,247)		15,681,488

	Principal Amount
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $3,966,847; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $4,044,520)	$3,965,211	3,965,211

Total Short-Term Investments (Cost $3,965,211)		3,965,211

TOTAL INVESTMENTS - 99.9% (Cost $839,995,239)		902,926,116

DERIVATIVES - (0.0%)		(182,646)

OTHER ASSETS & LIABILITIES, NET - 0.1%		923,403

NET ASSETS - 100.0%		$903,666,873

Notes to Schedule of Investments

(a)	As of September 30, 2023, investments with a total aggregate value of $1,587 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

(b)	As of September 30, 2023, open futures contracts outstanding were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index	12/23	12	$2,704,939	$2,595,299	($109,640)
CME E-Mini Standard & Poor’s MidCap 400 Index	12/23	9	2,341,366	2,268,360	(73,006)

Total Futures Contracts					($182,646)

(c)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$33,511,770	$33,511,770	$-	$-
	Communications	55,152,763	55,152,763	-	-
	Consumer, Cyclical	64,237,175	64,237,175	-	-
	Consumer, Non-Cyclical	213,338,108	213,338,108	-	-
	Energy	81,936,413	81,936,413	-	-
	Financial	208,165,892	208,165,892	-	-
	Industrial	111,115,556	111,113,969	1,587	-
	Technology	72,923,337	72,923,337	-	-
	Utilities	42,898,403	42,898,403	-	-

	Total Common Stocks	883,279,417	883,277,830	1,587	-

	Exchange-Traded Funds	15,681,488	15,681,488	-	-
	Short-Term Investments	3,965,211	-	3,965,211	-

	Total Assets	902,926,116	898,959,318	3,966,798	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(182,646)	(182,646)	-	-

	Total Liabilities	(182,646)	(182,646)	-	-

	Total	$902,743,470	$898,776,672	$3,966,798	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Basic Materials - 3.7%
Albemarle Corp.	3,673	$624,557
Alcoa Corp.	5,739	166,775
Ashland, Inc.	1,500	122,520
Axalta Coating Systems Ltd. *	7,075	190,318
Celanese Corp.	3,143	394,509
CF Industries Holdings, Inc.	6,217	533,046
Chemours Co.	4,804	134,752
Cleveland-Cliffs, Inc. *	16,158	252,550
DuPont de Nemours, Inc.	14,481	1,080,138
Eastman Chemical Co.	3,770	289,234
Element Solutions, Inc.	7,258	142,329
FMC Corp.	3,971	265,938
Huntsman Corp.	5,284	128,930
International Flavors & Fragrances, Inc.	8,121	553,609
International Paper Co.	11,013	390,631
LyondellBasell Industries NV Class A	8,229	779,286
Mosaic Co.	10,524	374,654
MP Materials Corp. *	3,386	64,673
NewMarket Corp.	186	84,637
Nucor Corp.	7,951	1,243,139
Olin Corp.	4,105	205,168
PPG Industries, Inc.	7,396	960,001
Reliance Steel & Aluminum Co.	1,859	487,486
Royal Gold, Inc.	2,085	221,698
RPM International, Inc.	4,044	383,412
SSR Mining, Inc. (Canada)	6,705	89,109
Steel Dynamics, Inc.	5,109	547,787
U.S. Steel Corp.	6,853	222,585
Valvoline, Inc.	5,217	168,196
Westlake Corp.	984	122,675

		11,224,342

Communications - 5.1%
Cable One, Inc.	172	105,890
CDW Corp.	4,254	858,287
Ciena Corp. *	4,548	214,939
Corning, Inc.	24,194	737,191
Coupang, Inc. * (South Korea)	34,848	592,416
DISH Network Corp. Class A *	8,156	47,794
DoorDash, Inc. Class A *	9,482	753,535
eBay, Inc.	16,784	740,007
Etsy, Inc. *	3,902	251,991
Expedia Group, Inc. *	4,567	470,721
F5, Inc. *	1,916	308,744
FactSet Research Systems, Inc.	1,220	533,457
Fox Corp. Class A	8,387	261,674
Fox Corp. Class B	4,231	122,191
Frontier Communications Parent, Inc. *	7,446	116,530
GCI Liberty, Inc. (Escrow) * Ω ±	4,166	—
Gen Digital, Inc.	17,615	311,433
GoDaddy, Inc. Class A *	4,903	365,175
IAC, Inc. *	2,329	117,358
Interpublic Group of Cos., Inc.	12,259	351,343
Iridium Communications, Inc.	3,993	181,642
Juniper Networks, Inc.	10,120	281,235
Liberty Broadband Corp. Class A *	464	42,182
Liberty Broadband Corp. Class C *	3,703	338,158
Liberty Media Corp.- Liberty Formula One Class A *	669	37,825
Liberty Media Corp.- Liberty Formula One Class C *	6,167	384,204
Liberty Media Corp.- Liberty SiriusXM Class A *	2,443	62,174
Liberty Media Corp.- Liberty SiriusXM Class C *	4,671	118,924

	Shares	Value
Lyft, Inc. Class A *	10,620	$111,935
Match Group, Inc. *	8,864	347,247
New York Times Co. Class A	5,138	211,686
News Corp. Class A	12,105	242,826
News Corp. Class B	3,397	70,895
Nexstar Media Group, Inc.	1,101	157,850
Okta, Inc. *	4,776	389,292
Omnicom Group, Inc.	6,275	467,362
Paramount Global Class B	18,342	236,612
Pinterest, Inc. Class A *	18,868	510,002
Robinhood Markets, Inc. Class A *	21,107	207,060
Roku, Inc. *	3,918	276,572
Sirius XM Holdings, Inc.	20,279	91,661
Spotify Technology SA *	4,459	689,540
Trade Desk, Inc. Class A *	13,908	1,086,910
TripAdvisor, Inc. *	3,324	55,112
Ubiquiti, Inc.	135	19,616
VeriSign, Inc. *	2,831	573,362
Viasat, Inc. *	3,696	68,228
Warner Bros Discovery, Inc. *	69,257	752,131
Wayfair, Inc. Class A *	2,567	155,483
Zillow Group, Inc. Class A *	1,638	73,366
Zillow Group, Inc. Class C *	4,911	226,692

		15,728,460

Consumer, Cyclical - 12.7%
Advance Auto Parts, Inc.	1,806	101,010
Alaska Air Group, Inc. *	4,038	149,729
Allison Transmission Holdings, Inc.	2,923	172,632
AMC Entertainment Holdings, Inc. Class A *	1,906	15,229
American Airlines Group, Inc. *	20,653	264,565
Aptiv PLC *	8,518	839,790
Aramark	7,445	258,342
AutoNation, Inc. *	923	139,742
Bath & Body Works, Inc.	7,285	246,233
Best Buy Co., Inc.	6,196	430,436
BJ’s Wholesale Club Holdings, Inc. *	4,229	301,824
BorgWarner, Inc.	7,417	299,424
Boyd Gaming Corp.	2,362	143,680
Brunswick Corp.	2,276	179,804
Burlington Stores, Inc. *	2,055	278,042
Caesars Entertainment, Inc. *	6,540	303,129
Capri Holdings Ltd. *	3,613	190,080
CarMax, Inc. *	5,023	355,277
Carnival Corp. *	31,609	433,675
Carter’s, Inc.	1,089	75,304
Casey’s General Stores, Inc.	1,184	321,480
Cava Group, Inc. *	511	15,652
Choice Hotels International, Inc.	924	113,199
Churchill Downs, Inc.	2,261	262,366
Columbia Sportswear Co.	1,183	87,660
Copart, Inc. *	27,081	1,166,920
Core & Main, Inc. Class A *	3,265	94,195
Crocs, Inc. *	1,950	172,049
Cummins, Inc.	4,471	1,021,445
Darden Restaurants, Inc.	3,839	549,822
Deckers Outdoor Corp. *	833	428,237
Delta Air Lines, Inc.	20,181	746,697
Dick’s Sporting Goods, Inc.	1,911	207,496
Dolby Laboratories, Inc. Class A	1,912	151,545
Dollar Tree, Inc. *	6,634	706,189
Domino’s Pizza, Inc.	1,125	426,139
DR Horton, Inc.	9,817	1,055,033
DraftKings, Inc. Class A *	13,294	391,375
Fastenal Co.	17,991	983,028
Ferguson PLC	6,563	1,079,417
Five Below, Inc. *	1,742	280,288
Floor & Decor Holdings, Inc. Class A *	3,309	299,464
Freshpet, Inc. *	1,473	97,041
GameStop Corp. Class A *	8,684	142,939

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Gap, Inc.	6,332	$67,309
Gentex Corp.	7,450	242,423
Genuine Parts Co.	4,461	644,079
Harley-Davidson, Inc.	3,985	131,744
Hasbro, Inc.	4,154	274,746
Hilton Worldwide Holdings, Inc.	8,117	1,219,011
Hyatt Hotels Corp. Class A	1,412	149,785
Kohl’s Corp.	3,579	75,016
Lear Corp.	1,867	250,551
Leggett & Platt, Inc.	4,020	102,148
Lennar Corp. Class A	7,831	878,873
Lennar Corp. Class B	398	40,688
Liberty Media Corp. -Liberty Live Class A *	638	20,365
Liberty Media Corp. -Liberty Live Class C *	1,419	45,550
Lithia Motors, Inc.	860	253,984
Live Nation Entertainment, Inc. *	4,976	413,207
LKQ Corp.	8,471	419,399
Lucid Group, Inc. *	24,197	135,261
Macy’s, Inc.	8,852	102,772
Madison Square Garden Sports Corp.	558	98,375
Marriott Vacations Worldwide Corp.	1,111	111,800
Mattel, Inc. *	11,191	246,538
MGM Resorts International	9,257	340,287
MSC Industrial Direct Co., Inc. Class A	1,490	146,244
Murphy USA, Inc.	632	215,973
Newell Brands, Inc.	12,166	109,859
Nordstrom, Inc.	3,642	54,411
Norwegian Cruise Line Holdings Ltd. *	13,440	221,491
NVR, Inc. *	92	548,624
Ollie’s Bargain Outlet Holdings, Inc. *	2,001	154,437
PACCAR, Inc.	16,200	1,377,324
Peloton Interactive, Inc. Class A *	10,032	50,662
Penn Entertainment, Inc. *	4,643	106,557
Penske Automotive Group, Inc.	658	109,925
Petco Health & Wellness Co., Inc. *	2,619	10,712
Phinia, Inc.	1,520	40,721
Planet Fitness, Inc. Class A *	2,738	134,655
Polaris, Inc.	1,726	179,746
Pool Corp.	1,208	430,169
PulteGroup, Inc.	6,899	510,871
PVH Corp.	2,018	154,397
QuantumScape Corp. *	8,632	57,748
Ralph Lauren Corp.	1,239	143,836
RH *	523	138,260
Rivian Automotive, Inc. Class A *	20,976	509,297
Ross Stores, Inc.	10,603	1,197,609
Royal Caribbean Cruises Ltd. *	7,349	677,137
Scotts Miracle-Gro Co.	1,314	67,908
SiteOne Landscape Supply, Inc. *	1,414	231,118
Skechers USA, Inc. Class A *	4,183	204,758
Southwest Airlines Co.	18,906	511,785
Tapestry, Inc.	7,504	215,740
Tempur Sealy International, Inc.	5,304	229,875
Texas Roadhouse, Inc.	2,127	204,405
Thor Industries, Inc.	1,652	157,155
TKO Group Holdings, Inc.	1,393	117,096
Toll Brothers, Inc.	3,392	250,872
Tractor Supply Co.	3,483	707,223
Travel & Leisure Co.	2,359	86,646
Ulta Beauty, Inc. *	1,591	635,525
Under Armour, Inc. Class A *	6,133	42,011
Under Armour, Inc. Class C *	6,180	39,428
United Airlines Holdings, Inc. *	10,389	439,455
Vail Resorts, Inc.	1,209	268,265
VF Corp.	11,133	196,720
Victoria’s Secret, Inc. *	2,640	44,035
Walgreens Boots Alliance, Inc.	22,786	506,761
Watsco, Inc.	1,056	398,872
Wendy’s Co.	5,590	114,092
WESCO International, Inc.	1,407	202,355
Whirlpool Corp.	1,701	227,424

	Shares	Value
Williams-Sonoma, Inc.	2,004	$311,422
Wingstop, Inc.	969	174,265
WW Grainger, Inc.	1,406	972,727
Wyndham Hotels & Resorts, Inc.	2,687	186,854
Wynn Resorts Ltd.	3,303	305,230
YETI Holdings, Inc. *	2,777	133,907
Yum! Brands, Inc.	8,845	1,105,094

		38,811,222

Consumer, Non-Cyclical - 18.1%
10X Genomics, Inc. Class A *	2,802	115,583
Acadia Healthcare Co., Inc. *	2,855	200,735
ADT, Inc.	6,803	40,818
Affirm Holdings, Inc. *	6,675	141,977
agilon health, Inc. *	8,882	157,744
Albertsons Cos., Inc. Class A	13,244	301,301
Align Technology, Inc. *	2,428	741,317
Alnylam Pharmaceuticals, Inc. *	3,937	697,243
Amedisys, Inc. *	1,042	97,323
Apellis Pharmaceuticals, Inc. *	3,033	115,375
Avantor, Inc. *	21,457	452,314
Avery Dennison Corp.	2,516	459,598
Avis Budget Group, Inc. *	665	119,494
Azenta, Inc. *	2,008	100,782
Baxter International, Inc.	16,079	606,821
Bio-Rad Laboratories, Inc. Class A *	668	239,445
Bio-Techne Corp.	4,948	336,810
Biogen, Inc. *	4,546	1,168,367
BioMarin Pharmaceutical, Inc. *	5,951	526,544
Block, Inc. *	17,074	755,695
Booz Allen Hamilton Holding Corp.	4,052	442,762
Boston Beer Co., Inc. Class A *	304	118,417
Bright Horizons Family Solutions, Inc. *	1,846	150,375
Brown-Forman Corp. Class A	1,481	86,046
Brown-Forman Corp. Class B	5,847	337,313
Bruker Corp.	3,381	210,636
Bunge Ltd.	4,666	505,095
Campbell Soup Co.	6,082	249,849
Cardinal Health, Inc.	8,067	700,377
Catalent, Inc. *	5,718	260,341
Celsius Holdings, Inc. *	1,515	259,974
Cencora, Inc.	5,089	915,867
Certara, Inc. *	3,783	55,005
Charles River Laboratories International, Inc. *	1,614	316,312
Chemed Corp.	467	242,700
Church & Dwight Co., Inc.	7,770	711,965
Cintas Corp.	2,737	1,316,524
Clarivate PLC *	15,559	104,401
Clorox Co.	3,933	515,459
Conagra Brands, Inc.	15,129	414,837
Cooper Cos., Inc.	1,545	491,325
Corteva, Inc.	22,512	1,151,714
CoStar Group, Inc. *	12,744	979,886
Coty, Inc. Class A *	11,550	126,704
Darling Ingredients, Inc. *	5,039	263,036
DaVita, Inc. *	1,737	164,199
Dentsply Sirona, Inc.	6,721	229,589
Dexcom, Inc. *	12,214	1,139,566
Driven Brands Holdings, Inc. *	2,024	25,482
Dun & Bradstreet Holdings, Inc.	8,184	81,758
Elanco Animal Health, Inc. *	15,695	176,412
Encompass Health Corp.	3,141	210,950
Enovis Corp. *	1,648	86,899
Envista Holdings Corp. *	5,269	146,900
Equifax, Inc.	3,876	710,006
Euronet Worldwide, Inc. *	1,435	113,910
Exact Sciences Corp. *	5,678	387,353
Exelixis, Inc. *	10,196	222,783
FleetCor Technologies, Inc. *	2,286	583,707
Flowers Foods, Inc.	6,115	135,631

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Fortrea Holdings, Inc. *	2,601	$74,363
FTI Consulting, Inc. *	1,064	189,828
Gartner, Inc. *	2,415	829,818
Ginkgo Bioworks Holdings, Inc. *	49,994	90,489
Global Payments, Inc.	8,246	951,506
Globus Medical, Inc. Class A *	3,760	186,684
Grand Canyon Education, Inc. *	991	115,828
Grocery Outlet Holding Corp. *	2,871	82,828
H&R Block, Inc.	4,860	209,272
Henry Schein, Inc. *	4,144	307,692
Hertz Global Holdings, Inc. *	4,378	53,631
Hologic, Inc. *	7,727	536,254
Horizon Therapeutics PLC *	7,124	824,176
Hormel Foods Corp.	9,205	350,066
ICON PLC *	2,592	638,280
ICU Medical, Inc. *	602	71,644
IDEXX Laboratories, Inc. *	2,600	1,136,902
Illumina, Inc. *	5,029	690,381
Incyte Corp. *	5,862	338,648
Ingredion, Inc.	2,100	206,640
Inspire Medical Systems, Inc. *	919	182,366
Insulet Corp. *	2,204	351,516
Integra LifeSciences Holdings Corp. *	2,353	89,861
Ionis Pharmaceuticals, Inc. *	4,351	197,361
IQVIA Holdings, Inc. *	5,821	1,145,282
J M Smucker Co.	3,123	383,848
Jazz Pharmaceuticals PLC *	1,941	251,243
Karuna Therapeutics, Inc. *	1,137	192,255
Kellogg Co.	8,264	491,791
Kroger Co.	20,551	919,657
Laboratory Corp. of America Holdings	2,814	565,755
Lamb Weston Holdings, Inc.	4,622	427,350
ManpowerGroup, Inc.	1,642	120,391
Maravai LifeSciences Holdings, Inc. Class A *	3,574	35,740
MarketAxess Holdings, Inc.	1,177	251,454
Masimo Corp. *	1,365	119,683
McCormick & Co., Inc.	7,993	604,591
Medpace Holdings, Inc. *	746	180,629
Mirati Therapeutics, Inc. *	1,453	63,293
Mister Car Wash, Inc. *	2,227	12,271
Molina Healthcare, Inc. *	1,837	602,334
Molson Coors Beverage Co. Class B	5,558	353,433
Morningstar, Inc.	812	190,203
Natera, Inc. *	3,323	147,043
Neurocrine Biosciences, Inc. *	3,073	345,713
Novocure Ltd. *	3,138	50,679
Olaplex Holdings, Inc. *	5,197	10,134
Organon & Co.	8,198	142,317
Paylocity Holding Corp. *	1,335	242,570
Penumbra, Inc. *	1,153	278,922
Performance Food Group Co. *	4,872	286,766
Perrigo Co. PLC	4,337	138,567
Pilgrim’s Pride Corp. *	1,098	25,067
Post Holdings, Inc. *	1,733	148,587
Premier, Inc. Class A	3,496	75,164
QIAGEN NV *	7,230	292,815
Quanta Services, Inc.	4,526	846,679
Quest Diagnostics, Inc.	3,562	434,065
QuidelOrtho Corp. *	1,620	118,325
R1 RCM, Inc. *	4,978	75,018
RB Global, Inc. (Canada)	5,775	360,938
Repligen Corp. *	1,765	280,653
ResMed, Inc.	4,618	682,864
Revvity, Inc.	4,016	444,571
Reynolds Consumer Products, Inc.	1,768	45,314
Robert Half, Inc.	3,344	245,048
Roivant Sciences Ltd. *	10,993	128,398
Rollins, Inc.	8,075	301,440
Royalty Pharma PLC Class A	11,808	320,469
Sarepta Therapeutics, Inc. *	2,844	344,750
Seaboard Corp.	8	30,024

	Shares	Value
Seagen, Inc. *	4,412	$936,006
Service Corp. International	4,576	261,473
Shift4 Payments, Inc. Class A *	1,652	91,471
Shockwave Medical, Inc. *	1,153	229,562
Sotera Health Co. *	3,217	48,191
Spectrum Brands Holdings, Inc.	1,297	101,620
STERIS PLC	3,113	683,054
Tandem Diabetes Care, Inc. *	2,077	43,139
Teladoc Health, Inc. *	5,259	97,765
Teleflex, Inc.	1,494	293,437
Tenet Healthcare Corp. *	3,209	211,441
Toast, Inc. Class A *	11,264	210,975
TransUnion	6,141	440,862
Tyson Foods, Inc. Class A	8,659	437,193
U-Haul Holding Co.	3,173	166,233
U-Haul Holding Co. *	213	11,623
U.S. Foods Holding Corp. *	7,204	285,999
Ultragenyx Pharmaceutical, Inc. *	2,174	77,503
United Rentals, Inc.	2,161	960,716
United Therapeutics Corp. *	1,435	324,123
Universal Health Services, Inc. Class B	1,927	242,282
Verisk Analytics, Inc.	4,500	1,063,080
Viatris, Inc.	38,043	375,104
Waters Corp. *	1,862	510,579
West Pharmaceutical Services, Inc.	2,330	874,239
WEX, Inc. *	1,359	255,614
WillScot Mobile Mini Holdings Corp. *	6,253	260,062
Zimmer Biomet Holdings, Inc.	6,602	740,876

		55,411,710

Energy - 5.7%
Antero Midstream Corp.	10,932	130,965
Antero Resources Corp. *	8,990	228,166
APA Corp.	9,866	405,493
Baker Hughes Co.	31,972	1,129,251
Cheniere Energy, Inc.	7,656	1,270,590
Chesapeake Energy Corp.	4,034	347,852
Coterra Energy, Inc.	23,621	638,948
Devon Energy Corp.	20,206	963,826
Diamondback Energy, Inc.	5,701	882,971
DTE Midstream LLC *	3,134	165,851
Enphase Energy, Inc. *	4,232	508,475
EQT Corp.	11,464	465,209
First Solar, Inc. *	3,385	546,982
Halliburton Co.	28,357	1,148,458
Hess Corp.	8,782	1,343,646
HF Sinclair Corp.	4,488	255,502
Marathon Oil Corp.	19,766	528,741
New Fortress Energy, Inc.	2,109	69,133
NOV, Inc.	12,472	260,665
ONEOK, Inc.	14,075	892,777
Ovintiv, Inc.	8,120	386,268
Phillips 66	14,583	1,752,147
Plug Power, Inc. *	16,936	128,714
Range Resources Corp.	7,443	241,228
Southwestern Energy Co. *	34,876	224,950
Sunrun, Inc. *	6,907	86,752
Targa Resources Corp.	7,111	609,555
TechnipFMC PLC (United Kingdom)	13,956	283,865
Texas Pacific Land Corp.	184	335,535
Williams Cos., Inc.	38,469	1,296,021

		17,528,536

Financial - 19.6%
Affiliated Managers Group, Inc.	1,156	150,673
Aflac, Inc.	19,024	1,460,092
AGNC Investment Corp. REIT	18,405	173,743
Agree Realty Corp. REIT	2,860	157,986
Air Lease Corp.	3,146	123,984
Alexandria Real Estate Equities, Inc. REIT	5,455	546,046

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Allstate Corp.	8,258	$920,024
Ally Financial, Inc.	8,603	229,528
American Financial Group, Inc.	2,313	258,293
American Homes 4 Rent Class A REIT	10,588	356,710
Americold Realty Trust, Inc. REIT	8,586	261,100
Ameriprise Financial, Inc.	3,316	1,093,219
Annaly Capital Management, Inc. REIT	15,697	295,261
Apartment Income REIT Corp.	4,526	138,948
Apollo Global Management, Inc.	16,491	1,480,232
Arch Capital Group Ltd. *	11,376	906,781
Ares Management Corp. Class A	5,008	515,173
Arthur J Gallagher & Co.	6,694	1,525,763
Assurant, Inc.	1,681	241,358
Assured Guaranty Ltd.	1,711	103,550
AvalonBay Communities, Inc. REIT	4,445	763,384
Axis Capital Holdings Ltd.	2,368	133,484
Bank of New York Mellon Corp.	24,681	1,052,645
Bank OZK	3,347	124,073
Blue Owl Capital, Inc.	14,433	187,052
BOK Financial Corp.	833	66,623
Boston Properties, Inc. REIT	4,987	296,627
Brighthouse Financial, Inc. *	2,012	98,467
Brixmor Property Group, Inc. REIT	9,549	198,428
Brown & Brown, Inc.	7,540	526,594
Camden Property Trust REIT	3,299	312,019
Carlyle Group, Inc.	6,734	203,097
Cboe Global Markets, Inc.	3,345	522,522
CBRE Group, Inc. Class A *	9,743	719,618
Cincinnati Financial Corp.	4,883	499,482
Citizens Financial Group, Inc.	14,984	401,571
CNA Financial Corp.	888	34,943
Coinbase Global, Inc. Class A *	5,300	397,924
Columbia Banking System, Inc.	6,323	128,357
Comerica, Inc.	4,207	174,801
Commerce Bancshares, Inc.	3,666	175,895
Cousins Properties, Inc. REIT	4,928	100,383
Credit Acceptance Corp. *	195	89,723
CubeSmart REIT	7,112	271,181
Cullen/Frost Bankers, Inc.	1,899	173,208
Digital Realty Trust, Inc. REIT	9,450	1,143,639
Discover Financial Services	7,895	683,944
East West Bancorp, Inc.	4,465	235,350
EastGroup Properties, Inc. REIT	1,394	232,143
EPR Properties REIT	2,430	100,942
Equitable Holdings, Inc.	11,366	322,681
Equity LifeStyle Properties, Inc. REIT	5,649	359,898
Equity Residential REIT	11,864	696,535
Essex Property Trust, Inc. REIT	2,030	430,543
Evercore, Inc. Class A	1,152	158,838
Everest Group Ltd.	1,346	500,268
Extra Space Storage, Inc. REIT	6,577	799,632
Federal Realty Investment Trust REIT	2,570	232,919
Fidelity National Financial, Inc.	8,249	340,684
Fifth Third Bancorp	21,589	546,849
First American Financial Corp.	3,048	172,182
First Citizens BancShares, Inc. Class A	345	476,135
First Hawaiian, Inc.	4,158	75,052
First Horizon Corp.	17,032	187,693
First Industrial Realty Trust, Inc. REIT	4,201	199,926
FNB Corp.	10,851	117,082
Franklin Resources, Inc.	9,049	222,424
Gaming & Leisure Properties, Inc. REIT	8,002	364,491
Globe Life, Inc.	2,736	297,485
Hanover Insurance Group, Inc.	1,152	127,849
Hartford Financial Services Group, Inc.	9,686	686,834
Healthcare Realty Trust, Inc. REIT	12,128	185,195
Healthpeak Properties, Inc. REIT	17,400	319,464
Highwoods Properties, Inc. REIT	3,381	69,682
Host Hotels & Resorts, Inc. REIT	22,482	361,286
Houlihan Lokey, Inc.	1,603	171,713
Howard Hughes Holdings, Inc. *	1,063	78,800

	Shares	Value
Huntington Bancshares, Inc.	45,745	$475,748
Interactive Brokers Group, Inc. Class A	3,173	274,655
Invesco Ltd.	11,284	163,844
Invitation Homes, Inc. REIT	19,440	616,054
Iron Mountain, Inc. REIT	9,210	547,534
Janus Henderson Group PLC	4,072	105,139
Jefferies Financial Group, Inc.	6,014	220,293
Jones Lang LaSalle, Inc. *	1,507	212,758
Kemper Corp.	1,831	76,957
KeyCorp	29,626	318,776
Kilroy Realty Corp. REIT	3,756	118,727
Kimco Realty Corp. REIT	19,242	338,467
Kinsale Capital Group, Inc.	694	287,406
KKR & Co., Inc.	20,398	1,256,517
Lamar Advertising Co. Class A REIT	2,763	230,628
Lazard Ltd. Class A	3,555	110,241
Lincoln National Corp.	5,136	126,808
Loews Corp.	5,849	370,300
LPL Financial Holdings, Inc.	2,481	589,610
M&T Bank Corp.	5,188	656,023
Markel Group, Inc. *	418	615,501
Medical Properties Trust, Inc. REIT	19,392	105,686
MGIC Investment Corp.	8,762	146,238
Mid-America Apartment Communities, Inc. REIT	3,693	475,104
Nasdaq, Inc.	10,680	518,941
National Storage Affiliates Trust REIT	2,428	77,065
New York Community Bancorp, Inc.	22,640	256,738
NNN REIT, Inc. REIT	5,768	203,841
Northern Trust Corp.	6,385	443,630
NU Holdings Ltd. Class A * (Brazil)	72,107	522,776
Old Republic International Corp.	8,303	223,683
Omega Healthcare Investors, Inc. REIT	7,446	246,909
OneMain Holdings, Inc.	3,418	137,028
Park Hotels & Resorts, Inc. REIT	6,563	80,856
Pinnacle Financial Partners, Inc.	2,421	162,304
Popular, Inc.	2,140	134,841
Primerica, Inc.	1,153	223,694
Principal Financial Group, Inc.	7,689	554,146
Prosperity Bancshares, Inc.	2,816	153,697
Prudential Financial, Inc.	11,578	1,098,636
Raymond James Financial, Inc.	5,987	601,274
Rayonier, Inc. REIT	4,731	134,644
Realty Income Corp. REIT	21,322	1,064,821
Regency Centers Corp. REIT	5,745	341,483
Regions Financial Corp.	29,726	511,287
Reinsurance Group of America, Inc.	2,114	306,932
RenaissanceRe Holdings Ltd. (Bermuda)	1,561	308,953
Rexford Industrial Realty, Inc. REIT	6,370	314,360
Rithm Capital Corp. REIT	15,582	144,757
RLI Corp.	1,297	176,249
Rocket Cos., Inc. Class A *	3,657	29,914
Ryan Specialty Holdings, Inc. *	3,016	145,974
SBA Communications Corp. REIT	3,372	674,973
SEI Investments Co.	3,252	195,868
Simon Property Group, Inc. REIT	10,240	1,106,227
SLM Corp.	7,219	98,323
SoFi Technologies, Inc. *	29,164	233,020
Spirit Realty Capital, Inc. REIT	4,531	151,924
STAG Industrial, Inc. REIT	5,724	197,535
Starwood Property Trust, Inc. REIT	9,442	182,703
State Street Corp.	10,068	674,153
Stifel Financial Corp.	3,272	201,032
Sun Communities, Inc. REIT	3,908	462,473
Synchrony Financial	13,172	402,668
Synovus Financial Corp.	4,690	130,382
T Rowe Price Group, Inc.	7,015	735,663
TFS Financial Corp.	1,778	21,016
TPG, Inc.	2,089	62,921
Tradeweb Markets, Inc. Class A	3,649	292,650
UDR, Inc. REIT	10,434	372,181

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Unum Group	6,248	$307,339
UWM Holdings Corp.	2,763	13,401
Ventas, Inc. REIT	12,707	535,346
VICI Properties, Inc. REIT	31,633	920,520
Virtu Financial, Inc. Class A	3,027	52,276
Vornado Realty Trust REIT	5,645	128,029
Voya Financial, Inc.	3,116	207,058
W R Berkley Corp.	6,405	406,653
Webster Financial Corp.	5,519	222,471
Welltower, Inc. REIT	15,695	1,285,734
Western Alliance Bancorp	3,442	158,229
Western Union Co.	9,529	125,592
Weyerhaeuser Co. REIT	23,296	714,255
White Mountains Insurance Group Ltd.	74	110,681
Willis Towers Watson PLC	3,323	694,374
Wintrust Financial Corp.	1,974	149,037
WP Carey, Inc. REIT	6,742	364,607
XP, Inc. Class A (Brazil)	10,561	243,431
Zions Bancorp NA	4,696	163,843

		60,045,758

Industrial - 15.6%
Acuity Brands, Inc.	968	164,860
Advanced Drainage Systems, Inc.	2,156	245,417
AECOM	4,162	345,612
AGCO Corp.	1,990	235,377
Agilent Technologies, Inc.	9,310	1,041,044
Allegion PLC	2,790	290,718
Amcor PLC	46,065	421,955
AMETEK, Inc.	7,253	1,071,703
Amphenol Corp. Class A	18,439	1,548,692
AO Smith Corp.	3,902	258,039
AptarGroup, Inc.	2,080	260,083
Ardagh Group SA * Ω	1,329	7,250
Ardagh Metal Packaging SA	4,302	13,465
Armstrong World Industries, Inc.	1,347	96,984
Arrow Electronics, Inc. *	1,822	228,187
Avnet, Inc.	2,956	142,450
Axon Enterprise, Inc. *	2,212	440,166
AZEK Co., Inc. *	3,970	118,068
Ball Corp.	9,798	487,744
Berry Global Group, Inc.	3,711	229,748
Builders FirstSource, Inc. *	4,049	504,060
BWX Technologies, Inc.	2,908	218,042
Carlisle Cos., Inc.	1,570	407,038
Carrier Global Corp.	26,337	1,453,802
CH Robinson Worldwide, Inc.	3,655	314,805
ChargePoint Holdings, Inc. *	8,238	40,943
Clean Harbors, Inc.*	1,575	263,592
CNH Industrial NV (United Kingdom)	31,081	376,080
Cognex Corp.	5,492	233,080
Coherent Corp. *	3,888	126,904
Crane Co.	1,459	129,618
Crown Holdings, Inc.	3,373	298,443
Curtiss-Wright Corp.	1,213	237,299
Donaldson Co., Inc.	3,849	229,554
Dover Corp.	4,437	619,006
Eagle Materials, Inc.	1,086	180,841
EMCOR Group, Inc.	1,491	313,692
Esab Corp.	1,837	128,994
Expeditors International of Washington, Inc.	4,807	551,026
Flowserve Corp.	4,222	167,909
Fortive Corp.	11,126	825,104
Fortune Brands Innovations, Inc.	4,019	249,821
Garmin Ltd.	4,887	514,112
Gates Industrial Corp. PLC *	3,512	40,774
Generac Holdings, Inc. *	1,934	210,729
Graco, Inc.	5,313	387,211
Graphic Packaging Holding Co.	9,701	216,138
GXO Logistics, Inc. *	3,720	218,178

	Shares	Value
Hayward Holdings, Inc. *	4,284	$60,404
HEICO Corp.	1,434	232,208
HEICO Corp. Class A	2,540	328,219
Hexcel Corp.	2,697	175,683
Howmet Aerospace, Inc.	11,866	548,803
Hubbell, Inc.	1,704	534,051
Huntington Ingalls Industries, Inc.	1,246	254,907
IDEX Corp.	2,404	500,080
Ingersoll Rand, Inc.	12,736	811,538
ITT, Inc.	2,627	257,210
Jabil, Inc.	4,022	510,352
Jacobs Solutions, Inc.	4,001	546,137
JB Hunt Transport Services, Inc.	2,618	493,545
Keysight Technologies, Inc. *	5,644	746,758
Kirby Corp. *	1,929	159,721
Knight-Swift Transportation Holdings, Inc.	4,965	248,995
Landstar System, Inc.	1,140	201,712
Lennox International, Inc.	1,016	380,431
Lincoln Electric Holdings, Inc.	1,775	322,677
Littelfuse, Inc.	773	191,178
Louisiana-Pacific Corp.	1,954	107,998
Martin Marietta Materials, Inc.	1,942	797,152
Masco Corp.	7,150	382,168
MasTec, Inc. *	1,989	143,148
MDU Resources Group, Inc.	6,141	120,241
Mercury Systems, Inc.*	1,601	59,381
Mettler-Toledo International, Inc. *	684	757,920
Middleby Corp. *	1,691	216,448
Mohawk Industries, Inc. *	1,706	146,392
MSA Safety, Inc.	1,175	185,239
National Instruments Corp.	4,165	248,317
Nordson Corp.	1,819	405,946
nVent Electric PLC	5,230	277,138
Old Dominion Freight Line, Inc.	3,115	1,274,471
Oshkosh Corp.	2,080	198,494
Otis Worldwide Corp.	13,037	1,047,001
Owens Corning	2,855	389,451
Packaging Corp. of America	2,814	432,090
Parker-Hannifin Corp.	4,041	1,574,050
Pentair PLC	5,077	328,736
RBC Bearings, Inc. *	864	202,288
Regal Rexnord Corp.	2,103	300,477
Republic Services, Inc.	6,506	927,170
Rockwell Automation, Inc.	3,622	1,035,421
Ryder System, Inc.	1,367	146,201
Saia, Inc. *	844	336,461
Schneider National, Inc. Class B	1,758	48,679
Sealed Air Corp.	4,638	152,405
Sensata Technologies Holding PLC	4,840	183,049
Silgan Holdings, Inc.	2,541	109,543
Snap-on, Inc.	1,655	422,124
Sonoco Products Co.	3,139	170,605
Spirit AeroSystems Holdings, Inc. Class A	3,088	49,840
Stanley Black & Decker, Inc.	4,869	406,951
Stericycle, Inc. *	2,999	134,085
TD SYNNEX Corp.	1,349	134,711
Teledyne Technologies, Inc. *	1,482	605,516
Tetra Tech, Inc.	1,685	256,171
Textron, Inc.	6,257	488,922
Timken Co.	2,014	148,009
TopBuild Corp. *	1,007	253,361
Toro Co.	3,309	274,978
Trane Technologies PLC	7,244	1,469,880
TransDigm Group, Inc. *	1,657	1,397,066
Trex Co., Inc. *	3,453	212,808
Trimble, Inc. *	7,836	422,047
Universal Display Corp.	1,485	233,130
Valmont Industries, Inc.	669	160,700
Vertiv Holdings Co.	10,914	406,001
Vontier Corp.	5,038	155,775
Vulcan Materials Co.	4,170	842,423

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Westinghouse Air Brake Technologies Corp.	5,671	$602,657
Westrock Co.	8,077	289,157
Woodward, Inc.	1,880	233,609
XPO, Inc. *	3,621	270,344
Xylem, Inc.	7,445	677,718

		47,861,029

Technology - 12.7%
Akamai Technologies, Inc. *	4,894	521,407
Allegro MicroSystems, Inc. * (Japan)	2,157	68,895
Alteryx, Inc. Class A *	1,954	73,646
Amdocs Ltd.	3,783	319,626
ANSYS, Inc. *	2,730	812,311
AppLovin Corp. Class A *	6,644	265,494
Aspen Technology, Inc. *	898	183,425
Bentley Systems, Inc. Class B	6,110	306,478
BILL Holdings, Inc. *	3,261	354,047
Broadridge Financial Solutions, Inc.	3,678	658,546
CACI International, Inc. Class A *	717	225,088
CCC Intelligent Solutions Holdings, Inc. *	6,550	87,443
Ceridian HCM Holding, Inc.*	4,690	318,216
Cirrus Logic, Inc. *	1,788	132,240
Cloudflare, Inc. Class A *	9,147	576,627
Cognizant Technology Solutions Corp. Class A	16,026	1,085,601
Concentrix Corp.	1,335	106,947
Confluent, Inc. Class A *	5,932	175,647
Crane NXT Co.	1,450	80,577
Crowdstrike Holdings, Inc. Class A *	6,640	1,111,403
Datadog, Inc. Class A *	8,590	782,463
DocuSign, Inc. *	6,432	270,144
DoubleVerify Holdings, Inc. *	3,973	111,045
Doximity, Inc. Class A *	3,789	80,403
Dropbox, Inc. Class A *	7,984	217,404
DXC Technology Co.*	6,649	138,499
Dynatrace, Inc. *	7,606	355,428
Elastic NV *	2,365	192,133
Electronic Arts, Inc.	8,637	1,039,895
Entegris, Inc.	4,749	445,979
EPAM Systems, Inc. *	1,768	452,060
Fair Isaac Corp. *	760	660,083
Fidelity National Information Services, Inc.	18,663	1,031,504
Five9, Inc. *	2,297	147,697
Genpact Ltd.	5,714	206,847
Gitlab, Inc. Class A *	2,774	125,440
GLOBALFOUNDRIES, Inc. *	2,386	138,841
Globant SA *	1,311	259,381
Guidewire Software, Inc. *	2,601	234,090
HashiCorp, Inc. Class A *	3,007	68,650
Hewlett Packard Enterprise Co.	41,139	714,584
HP, Inc.	27,160	698,012
HubSpot, Inc. *	1,452	715,110
Informatica, Inc. Class A *	1,151	24,252
IPG Photonics Corp. *	908	92,198
Jack Henry & Associates, Inc.	2,313	349,587
KBR, Inc.	4,300	253,442
Kyndryl Holdings, Inc. *	7,234	109,233
Lattice Semiconductor Corp. *	4,331	372,163
Leidos Holdings, Inc.	4,341	400,067
Lumentum Holdings, Inc. *	2,232	100,842
Manhattan Associates, Inc. *	1,960	387,414
Marvell Technology, Inc.	27,019	1,462,538
Microchip Technology, Inc.	16,990	1,326,069
MKS Instruments, Inc.	2,120	183,465
MongoDB, Inc. *	2,063	713,509
Monolithic Power Systems, Inc.	1,443	666,666
MSCI, Inc.	2,430	1,246,784
nCino, Inc. *	2,267	72,091
NCR Corp. *	4,123	111,197
NetApp, Inc.	6,669	506,044
New Relic, Inc.*	1,734	148,465

	Shares	Value
Nutanix, Inc. Class A *	7,303	$254,729
ON Semiconductor Corp. *	13,618	1,265,793
Palantir Technologies, Inc. Class A *	58,981	943,696
Paychex, Inc.	10,172	1,173,137
Paycom Software, Inc.	1,642	425,721
Paycor HCM, Inc. *	1,750	39,953
Pegasystems, Inc.	1,346	58,430
Playtika Holding Corp.*	767	7,386
Procore Technologies, Inc. *	2,532	165,390
PTC, Inc.*	3,643	516,140
Pure Storage, Inc. Class A *	8,942	318,514
Qorvo, Inc.*	3,069	292,997
RingCentral, Inc. Class A *	2,773	82,164
ROBLOX Corp. Class A *	14,601	422,845
Science Applications International Corp.	1,716	181,107
SentinelOne, Inc. Class A *	7,278	122,707
Skyworks Solutions, Inc.	5,057	498,570
Smartsheet, Inc. Class A *	4,054	164,025
Splunk, Inc. *	4,832	706,680
SS&C Technologies Holdings, Inc.	6,910	363,051
Take-Two Interactive Software, Inc. *	5,245	736,346
Teradata Corp.*	3,089	139,067
Teradyne, Inc.	4,957	497,980
Twilio, Inc. Class A *	5,383	315,067
Tyler Technologies, Inc. *	1,324	511,249
UiPath, Inc. Class A *	11,549	197,603
Unity Software, Inc. *	9,139	286,873
Veeva Systems, Inc. Class A *	4,563	928,342
Western Digital Corp. *	10,160	463,601
Wolfspeed, Inc. *	3,978	151,562
Zebra Technologies Corp. Class A *	1,628	385,071
Zoom Video Communications, Inc. Class A *	7,862	549,868
ZoomInfo Technologies, Inc. *	10,018	164,295
Zscaler, Inc. *	2,775	431,762

		38,837,103

Utilities - 5.2%
AES Corp.	21,241	322,863
Alliant Energy Corp.	7,991	387,164
Ameren Corp.	8,330	623,334
American Water Works Co., Inc.	6,129	758,954
Atmos Energy Corp.	4,584	485,583
Avangrid, Inc.	2,307	69,602
Brookfield Renewable Corp. Class A	4,215	100,907
CenterPoint Energy, Inc.	20,074	538,987
Clearway Energy, Inc. Class A	1,129	22,490
Clearway Energy, Inc. Class C	2,667	56,434
CMS Energy Corp.	9,251	491,321
Consolidated Edison, Inc.	10,933	935,099
Constellation Energy Corp.	10,336	1,127,451
DTE Energy Co.	6,553	650,582
Edison International	11,889	752,455
Entergy Corp.	6,733	622,802
Essential Utilities, Inc.	7,719	264,993
Evergy, Inc.	7,082	359,057
Eversource Energy	11,088	644,767
FirstEnergy Corp.	17,322	592,066
Hawaiian Electric Industries, Inc.	3,290	40,500
IDACORP, Inc.	1,635	153,118
National Fuel Gas Co.	2,881	149,553
NiSource, Inc.	13,147	324,468
NRG Energy, Inc.	7,338	282,660
OGE Energy Corp.	6,363	212,079
PG&E Corp. *	63,198	1,019,384
Pinnacle West Capital Corp.	3,600	265,248
PPL Corp.	23,477	553,118
Public Service Enterprise Group, Inc.	15,665	891,495
UGI Corp.	6,764	155,572
Vistra Corp.	11,651	386,580
WEC Energy Group, Inc.	9,926	799,539

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Xcel Energy, Inc.	17,363	$993,511

		16,033,736

Total Common Stocks (Cost $311,408,155)		301,481,896

EXCHANGE-TRADED FUNDS - 1.0%
iShares Russell Mid-Cap	45,947	3,181,830

Total Exchange-Traded Funds (Cost $3,347,627)		3,181,830

	Principal Amount
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $1,754,728; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $1,789,106)	$1,754,005	1,754,005

Total Short-Term Investments (Cost $1,754,005)		1,754,005

TOTAL INVESTMENTS - 100.0% (Cost $316,509,787)		306,417,731

DERIVATIVES - (0.0%)		(64,292)

OTHER ASSETS & LIABILITIES, NET - 0.0%		146,123

NET ASSETS - 100.0%		$306,499,562

Notes to Schedule of Investments

(a)	As of September 30, 2023, investments with a total aggregate value of $7,250 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

(b)	As of September 30, 2023, open futures contracts outstanding were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index	12/23	3	$675,761	$648,825	($26,936)
CME E-Mini Standard & Poor’s MidCap 400 Index	12/23	5	1,297,556	1,260,200	($37,356)

Total Futures Contracts					($64,292)

(c)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$11,224,342	$11,224,342	$-	$-
	Communications	15,728,460	15,728,460	-	-
	Consumer, Cyclical	38,811,222	38,811,222	-	-
	Consumer, Non-Cyclical	55,411,710	55,411,710	-	-
	Energy	17,528,536	17,528,536	-	-
	Financial	60,045,758	60,045,758	-	-
	Industrial	47,861,029	47,853,779	7,250	-
	Technology	38,837,103	38,837,103	-	-
	Utilities	16,033,736	16,033,736	-	-

	Total Common Stocks	301,481,896	301,474,646	7,250	-

	Exchange-Traded Funds	3,181,830	3,181,830	-	-
	Short-Term Investments	1,754,005	-	1,754,005	-

	Total Assets	306,417,731	304,656,476	1,761,255	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(64,292)	(64,292)	-	-

	Total Liabilities	(64,292)	(64,292)	-	-

	Total	$306,353,439	$304,592,184	$1,761,255	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc.- Contingent Value Rights * Ω	869	$374
Contra Aduro Biotechnologies, Inc.- Contingent Value Rights * Ω ±	758	1,924
OmniAb, Inc. $12.50 - Earn Out Shares * Ω ±	40	-
OmniAb, Inc. $15.00 - Earn Out Shares * Ω ±	40	-

		2,298

Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights * Ω ±	33	34

Total Rights (Cost $407)		2,332

COMMON STOCKS - 98.1%
Basic Materials - 3.9%
5E Advanced Materials, Inc. *	2,097	4,739
American Vanguard Corp.	257	2,809
ATI, Inc. *	6,942	285,663
Balchem Corp.	1,725	213,969
Cabot Corp.	2,991	207,187
Century Aluminum Co. *	2,770	19,916
Codexis, Inc. *	545	1,030
Compass Minerals International, Inc.	1,881	52,574
Constellium SE *	4,233	77,041
Contango ORE, Inc. *	89	1,614
Dakota Gold Corp. *	1,981	5,111
Ecovyst, Inc. *	1,102	10,844
Energy Fuels, Inc. *	7,421	61,001
Hawkins, Inc.	1,052	61,910
HB Fuller Co.	2,603	178,592
Hecla Mining Co.	7,049	27,562
i-80 Gold Corp. * (Canada)	917	1,403
Ingevity Corp. *	1,969	93,744
Innospec, Inc.	1,178	120,392
Ivanhoe Electric, Inc. *	3,069	36,521
Kaiser Aluminum Corp.	829	62,391
Lightwave Logic, Inc. *	6,323	28,264
Livent Corp. *	9,748	179,461
Novagold Resources, Inc. * (Canada)	13,193	50,661
Oil-Dri Corp. of America	71	4,384
Orion SA (Germany)	3,055	65,010
Perpetua Resources Corp. *	2,061	6,719
Piedmont Lithium, Inc. *	312	12,386
Quaker Chemical Corp.	749	119,840
Rogers Corp. *	684	89,925
Sensient Technologies Corp.	2,271	132,808
Stepan Co.	140	10,496
Sylvamo Corp.	1,946	85,507
U.S. Lime & Minerals, Inc.	114	22,914

		2,334,388

Communications - 3.9%
A10 Networks, Inc.	3,887	58,422
Anterix, Inc. *	625	19,612
AST SpaceMobile, Inc. *	4,336	16,477
Boston Omaha Corp. Class A *	81	1,328
Calix, Inc. *	3,184	145,955
Cambium Networks Corp. *	616	4,515
Cargurus, Inc. *	5,262	92,190
CarParts.com, Inc. *	2,763	11,384

	Shares	Value
Cars.com, Inc. *	3,639	$61,354
Clearfield, Inc. *	693	19,861
Cogent Communications Holdings, Inc.	1,480	91,612
CommScope Holding Co., Inc. *	11,283	37,911
Consolidated Communications Holdings, Inc. *	375	1,282
Couchbase, Inc. *	1,789	30,699
Credo Technology Group Holding Ltd. *	5,270	80,367
DigitalBridge Group, Inc.	2,820	49,576
Entravision Communications Corp. Class A	3,343	12,202
ePlus, Inc. *	94	5,971
Eventbrite, Inc. Class A *	3,702	36,502
EverQuote, Inc. Class A *	1,071	7,743
EW Scripps Co. Class A *	1,570	8,604
Extreme Networks, Inc. *	6,812	164,918
Figs, Inc. Class A *	6,210	36,639
Gambling.com Group Ltd. * (Malta)	498	6,514
Globalstar, Inc. *	33,116	43,382
Gogo, Inc. *	375	4,474
Gray Television, Inc.	338	2,339
Grindr, Inc. * (Singapore)	2,278	13,098
Harmonic, Inc. *	6,031	58,079
HealthStream, Inc.	510	11,006
Hims & Hers Health, Inc. *	6,726	42,307
IDT Corp. Class B *	668	14,729
Infinera Corp. *	10,545	44,078
InterDigital, Inc.	1,443	115,786
Liquidity Services, Inc. *	776	13,673
Luna Innovations, Inc. *	1,811	10,612
Magnite, Inc. *	2,999	22,612
MediaAlpha, Inc. Class A *	946	7,814
Mondee Holdings, Inc. *	2,171	7,750
Nerdy, Inc. *	3,448	12,758
Nextdoor Holdings, Inc. *	4,424	8,052
Ooma, Inc. *	1,239	16,119
Open Lending Corp. Class A *	5,031	36,827
Opendoor Technologies, Inc. *	1,786	4,715
OptimizeRx Corp. *	872	6,784
Perficient, Inc. *	1,846	106,810
Preformed Line Products Co.	63	10,243
Q2 Holdings, Inc. *	3,075	99,230
QuinStreet, Inc. *	2,904	26,049
Revolve Group, Inc. *	2,168	29,506
Rover Group, Inc. *	5,138	32,164
Shutterstock, Inc.	1,353	51,482
Sinclair, Inc.	321	3,602
Solo Brands, Inc. Class A *	905	4,615
Sprinklr, Inc. Class A *	5,561	76,964
Squarespace, Inc. Class A *	706	20,453
Stitch Fix, Inc. Class A *	2,357	8,132
TechTarget, Inc. *	1,439	43,688
Townsquare Media, Inc. Class A	639	5,572
Tucows, Inc. Class A *	227	4,633
Upwork, Inc. *	6,630	75,317
Value Line, Inc.	55	2,405
Viavi Solutions, Inc. *	9,853	90,056
Vivid Seats, Inc. Class A *	360	2,311
Yelp, Inc. *	3,623	150,681
Ziff Davis, Inc. *	577	36,749

		2,379,294

Consumer, Cyclical - 10.4%
Abercrombie & Fitch Co. Class A *	1,379	77,734
Academy Sports & Outdoors, Inc.	4,028	190,404
Accel Entertainment, Inc. *	2,829	30,978
Acushnet Holdings Corp.	1,673	88,736
Allegiant Travel Co.	95	7,302
American Eagle Outfitters, Inc.	2,254	37,439
Arko Corp.	4,365	31,210
Atlanta Braves Holdings, Inc. Class A *	549	21,449
Atlanta Braves Holdings, Inc. Class C *	2,437	87,074
Bally’s Corp. *	808	10,593

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Beacon Roofing Supply, Inc. *	304	$23,460
BJ’s Restaurants, Inc. *	808	18,956
Bloomin’ Brands, Inc.	4,720	116,065
Blue Bird Corp. *	72	1,537
Bluegreen Vacations Holding Corp.	485	17,790
Boot Barn Holdings, Inc. *	1,602	130,066
Bowlero Corp. *	1,388	13,353
Brinker International, Inc. *	2,154	68,045
Buckle, Inc.	1,622	54,159
Build-A-Bear Workshop, Inc.	537	15,793
Camping World Holdings, Inc. Class A	2,299	46,923
Carvana Co. *	2,292	96,218
Cavco Industries, Inc. *	469	124,595
Century Casinos, Inc. *	1,205	6,182
Cheesecake Factory, Inc.	2,630	79,689
Chuy’s Holdings, Inc. *	780	27,752
Cinemark Holdings, Inc. *	4,965	91,108
Clarus Corp.	137	1,036
Commercial Vehicle Group, Inc. *	209	1,622
Cooper-Standard Holdings, Inc. *	282	3,784
Cracker Barrel Old Country Store, Inc.	1,194	80,237
Dave & Buster’s Entertainment, Inc. *	1,945	72,101
Denny’s Corp. *	2,207	18,693
Dillard’s, Inc. Class A	188	62,192
Dine Brands Global, Inc.	763	37,730
Dorman Products, Inc. *	1,416	107,276
Douglas Dynamics, Inc.	1,249	37,695
Dragonfly Energy Holdings Corp. *	1,333	2,053
Dream Finders Homes, Inc. Class A *	559	12,427
Duluth Holdings, Inc. Class B *	8	48
Envela Corp. *	395	1,872
Everi Holdings, Inc. *	2,896	38,285
EVgo, Inc. *	797	2,694
EVI Industries, Inc. *	218	5,411
First Watch Restaurant Group, Inc. *	463	8,005
FirstCash, Inc.	2,043	205,076
Fisker, Inc. *	10,685	68,598
Fox Factory Holding Corp. *	2,303	228,181
Frontier Group Holdings, Inc. *	2,017	9,762
Full House Resorts, Inc. *	1,588	6,781
Funko, Inc. Class A *	1,352	10,343
Gentherm, Inc. *	1,783	96,746
Global Business Travel Group I *	1,820	10,010
Global Industrial Co.	581	19,463
GMS, Inc. *	693	44,331
Golden Entertainment, Inc.	1,116	38,145
Green Brick Partners, Inc. *	447	18,555
Guess?, Inc.	219	4,739
H&E Equipment Services, Inc.	1,755	75,798
Hanesbrands, Inc.	12,877	50,993
Hibbett, Inc.	582	27,651
Hilton Grand Vacations, Inc. *	4,378	178,185
HNI Corp.	219	7,584
Hudson Technologies, Inc. *	386	5,134
IMAX Corp. *	2,474	47,798
indie Semiconductor, Inc. Class A * (China)	7,078	44,591
Installed Building Products, Inc.	1,280	159,859
International Game Technology PLC	5,863	177,766
iRobot Corp. *	1,353	51,279
Jack in the Box, Inc.	1,106	76,380
Kontoor Brands, Inc.	3,040	133,486
Kura Sushi USA, Inc. Class A *	308	20,365
LCI Industries	515	60,471
Leslie’s, Inc. *	882	4,992
LGI Homes, Inc. *	88	8,755
Life Time Group Holdings, Inc. *	776	11,803
Light & Wonder, Inc. *	2,306	164,487
Lindblad Expeditions Holdings, Inc. *	142	1,022
Lions Gate Entertainment Corp. Class A *	2,171	18,410
Lions Gate Entertainment Corp. Class B *	4,267	33,581
Livewire Group, Inc. * (Cayman)	632	4,380
Loop Media, Inc. *	2,041	1,014

	Shares	Value
Lovesac Co. *	741	$14,761
Luminar Technologies, Inc. *	14,662	66,712
Madison Square Garden Entertainment Corp. *	2,003	65,919
Malibu Boats, Inc. Class A *	657	32,206
Marine Products Corp.	446	6,338
MasterCraft Boat Holdings, Inc. *	917	20,376
Miller Industries, Inc.	44	1,725
Monarch Casino & Resort, Inc.	739	45,892
MRC Global, Inc. *	1,616	16,564
National Vision Holdings, Inc. *	259	4,191
Noodles & Co. *	2,192	5,392
ONE Group Hospitality, Inc. *	1,210	6,655
OneSpaWorld Holdings Ltd. * (Bahamas)	4,439	49,806
Oxford Industries, Inc.	621	59,697
Papa John’s International, Inc.	1,384	94,416
Patrick Industries, Inc.	152	11,409
Portillo’s, Inc. Class A *	2,453	37,752
Potbelly Corp. *	1,445	11,271
PriceSmart, Inc.	971	72,271
Qurate Retail, Inc. Class B *	11	84
RCI Hospitality Holdings, Inc.	450	27,297
Red Robin Gourmet Burgers, Inc. *	893	7,180
Red Rock Resorts, Inc. Class A	1,422	58,302
Rocky Brands, Inc.	24	353
Rush Street Interactive, Inc. *	3,282	15,163
Sally Beauty Holdings, Inc. *	5,348	44,816
Savers Value Village, Inc. *	699	13,050
SeaWorld Entertainment, Inc. *	1,859	85,979
SES AI Corp. *	990	2,247
Shake Shack, Inc. Class A *	2,035	118,172
Shyft Group, Inc.	1,815	27,171
Six Flags Entertainment Corp. *	3,106	73,022
Skyline Champion Corp. *	1,613	102,780
Sleep Number Corp. *	639	15,713
Sonos, Inc. *	6,835	88,240
Sovos Brands, Inc. *	2,734	61,652
Steven Madden Ltd.	4,057	128,891
Sun Country Airlines Holdings, Inc. *	1,101	16,339
Super Group SGHC Ltd. * (Guernsey)	7,498	27,668
Sweetgreen, Inc. Class A *	4,238	49,796
ThredUp, Inc. Class A *	655	2,627
Torrid Holdings, Inc. *	483	1,067
Urban Outfitters, Inc. *	1,138	37,201
Virgin Galactic Holdings, Inc. *	7,510	13,518
Visteon Corp. *	1,519	209,728
Vizio Holding Corp. Class A *	3,568	19,303
Wabash National Corp.	2,593	54,764
Warby Parker, Inc. Class A *	4,635	60,997
Wolverine World Wide, Inc.	3,718	29,967
Workhorse Group, Inc. *	1,173	486
XPEL, Inc. *	1,221	94,151
Xponential Fitness, Inc. Class A *	1,173	18,181

		6,263,543

Consumer, Non-Cyclical - 30.0%
4D Molecular Therapeutics, Inc. *	161	2,050
89bio, Inc. *	3,362	51,909
ACADIA Pharmaceuticals, Inc. *	6,526	136,002
Accolade, Inc. *	3,427	36,258
Accuray, Inc. *	4,436	12,066
ACELYRIN, Inc. *	786	7,994
Aclaris Therapeutics, Inc. *	3,660	25,071
Actinium Pharmaceuticals, Inc. *	1,373	8,128
AdaptHealth Corp. *	2,658	24,188
Adaptive Biotechnologies Corp. *	4,388	23,915
Addus HomeCare Corp. *	408	34,758
ADMA Biologics, Inc. *	6,208	22,225
Aerovate Therapeutics, Inc. *	557	7,559
Agenus, Inc. *	3,110	3,514
Agiliti, Inc. *	1,360	8,826
AirSculpt Technologies, Inc. *	710	4,856

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Akero Therapeutics, Inc. *	2,763	$139,753
Akoya Biosciences, Inc. *	1,108	5,152
Alarm.com Holdings, Inc. *	2,585	158,047
Aldeyra Therapeutics, Inc. *	2,625	17,535
Alector, Inc. *	3,300	21,384
Alkermes PLC *	8,924	249,961
Alphatec Holdings, Inc. *	1,799	23,333
Alpine Immune Sciences, Inc. *	966	11,061
Alta Equipment Group, Inc.	1,205	14,532
Amicus Therapeutics, Inc. *	15,080	183,373
AMN Healthcare Services, Inc. *	2,147	182,881
Amphastar Pharmaceuticals, Inc. *	2,036	93,636
Amylyx Pharmaceuticals, Inc. *	2,767	50,664
AnaptysBio, Inc. *	871	15,643
Anavex Life Sciences Corp. *	3,912	25,624
ANI Pharmaceuticals, Inc. *	588	34,139
API Group Corp. *	7,570	196,290
Apogee Therapeutics, Inc. *	464	9,883
Arbutus Biopharma Corp. *	4,333	8,796
Arcellx, Inc. *	2,058	73,841
Arcturus Therapeutics Holdings, Inc. *	112	2,862
Arcus Biosciences, Inc. *	897	16,101
Arcutis Biotherapeutics, Inc. *	2,711	14,395
Ardelyx, Inc. *	7,710	31,457
Arlo Technologies, Inc. *	4,227	43,538
Arrowhead Pharmaceuticals, Inc. *	5,453	146,522
ARS Pharmaceuticals, Inc. *	319	1,206
Artivion, Inc. *	337	5,109
Arvinas, Inc. *	2,534	49,768
ASGN, Inc. *	703	57,421
Astria Therapeutics, Inc. *	1,254	9,355
Atara Biotherapeutics, Inc. *	408	604
AtriCure, Inc. *	1,804	79,015
Atrion Corp.	76	31,401
Aurinia Pharmaceuticals, Inc. * (Canada)	7,327	56,931
Avid Bioservices, Inc. *	3,417	32,257
Avita Medical, Inc. *	1,300	18,993
Axogen, Inc. *	2,124	10,620
Axonics, Inc. *	2,644	148,381
Axsome Therapeutics, Inc. *	1,895	132,442
Barrett Business Services, Inc.	333	30,050
Beam Therapeutics, Inc. *	3,375	81,169
Beauty Health Co. *	4,321	26,012
BellRing Brands, Inc. *	1,948	80,316
Beyond Air, Inc. *	1,269	2,931
Beyond Meat, Inc. *	3,127	30,082
BioCryst Pharmaceuticals, Inc. *	7,774	55,040
BioLife Solutions, Inc. *	1,669	23,049
Biomea Fusion, Inc. *	1,033	14,214
Biote Corp. Class A *	329	1,684
BioVie, Inc. *	337	1,149
Bioxcel Therapeutics, Inc. *	1,077	2,725
Blueprint Medicines Corp. *	3,277	164,571
BRC, Inc. Class A *	1,958	7,029
Bridgebio Pharma, Inc. *	4,323	113,998
Bright Green Corp. *	3,410	1,350
Brink’s Co.	2,486	180,583
Cabaletta Bio, Inc. *	1,636	24,900
Cal-Maine Foods, Inc.	1,924	93,160
Calavo Growers, Inc.	967	24,397
Cano Health, Inc. *	1,149	291
Carriage Services, Inc.	712	20,114
Cass Information Systems, Inc.	675	25,144
Cassava Sciences, Inc. *	2,192	36,475
Castle Biosciences, Inc. *	529	8,935
Catalyst Pharmaceuticals, Inc. *	5,395	63,068
CBIZ, Inc. *	2,555	132,605
Celldex Therapeutics, Inc. *	624	17,172
Cerevel Therapeutics Holdings, Inc. *	3,328	72,650
Cerus Corp. *	9,226	14,946
Chefs’ Warehouse, Inc. *	1,921	40,687
Chegg, Inc. *	5,581	49,783

	Shares	Value
Cimpress PLC * (Ireland)	536	$37,525
Citius Pharmaceuticals, Inc. *	1,523	1,042
ClearPoint Neuro, Inc. *	1,191	5,967
Coca-Cola Consolidated, Inc.	257	163,534
Cogent Biosciences, Inc. *	2,350	22,913
Coherus Biosciences, Inc. *	4,383	16,392
Collegium Pharmaceutical, Inc. *	1,892	42,286
Compass Therapeutics, Inc. *	595	1,172
CompoSecure, Inc. *	780	5,031
CONMED Corp.	1,655	166,907
Corcept Therapeutics, Inc. *	4,316	117,589
CorMedix, Inc. *	2,793	10,334
CorVel Corp. *	470	92,426
Coursera, Inc. *	7,003	130,886
CPI Card Group, Inc. *	242	4,482
CRA International, Inc.	363	36,576
Crinetics Pharmaceuticals, Inc. *	492	14,632
Cross Country Healthcare, Inc. *	328	8,131
Cue Biopharma, Inc. *	1,916	4,407
Custom Truck One Source, Inc. *	2,884	17,881
Cutera, Inc. *	129	777
CVRx, Inc. *	553	8,389
Cymabay Therapeutics, Inc. *	5,236	78,069
Cytek Biosciences, Inc. *	6,648	36,697
Cytokinetics, Inc. *	4,632	136,459
Day One Biopharmaceuticals, Inc. *	3,075	37,730
Deciphera Pharmaceuticals, Inc. *	1,025	13,038
Denali Therapeutics, Inc. *	6,360	131,207
Disc Medicine, Inc. *	440	20,671
Distribution Solutions Group, Inc. *	462	12,012
DocGo, Inc. *	4,304	22,940
Dole PLC	2,130	24,665
Duckhorn Portfolio, Inc. *	455	4,668
Dynavax Technologies Corp. *	5,904	87,202
Dyne Therapeutics, Inc. *	692	6,200
elf Beauty, Inc. *	2,878	316,091
Embecta Corp.	343	5,162
Enanta Pharmaceuticals, Inc. *	180	2,011
Ensign Group, Inc.	2,942	273,400
European Wax Center, Inc. Class A *	1,691	27,394
EVERTEC, Inc.	3,508	130,427
Evolus, Inc. *	2,306	21,077
Eyenovia, Inc. *	1,506	2,500
EyePoint Pharmaceuticals, Inc. *	744	5,945
Fennec Pharmaceuticals, Inc. * (Canada)	268	2,013
First Advantage Corp.	259	3,572
FiscalNote Holdings, Inc. *	797	1,658
Flywire Corp. *	5,189	165,477
Foghorn Therapeutics, Inc. *	1,033	5,165
Forrester Research, Inc. *	609	17,600
Franklin Covey Co. *	646	27,726
Genelux Corp. *	243	5,951
Geron Corp. *	20,605	43,683
Glaukos Corp. *	2,527	190,157
Guardant Health, Inc. *	6,065	179,767
Hackett Group, Inc.	1,242	29,299
Haemonetics Corp. *	2,703	242,135
Halozyme Therapeutics, Inc. *	6,992	267,094
Harmony Biosciences Holdings, Inc. *	1,799	58,953
Harrow, Inc. *	1,583	22,748
Harvard Bioscience, Inc. *	2,188	9,408
Healthcare Services Group, Inc.	3,761	39,227
HealthEquity, Inc. *	4,536	331,355
Herbalife Ltd. *	3,962	55,428
Herc Holdings, Inc.	1,526	181,502
Heron Therapeutics, Inc. *	5,516	5,681
HilleVax, Inc. *	302	4,062
HireQuest, Inc.	309	4,768
Hostess Brands, Inc. *	1,359	45,268
Humacyte, Inc. *	2,673	7,832
Huron Consulting Group, Inc. *	1,032	107,493
I3 Verticals, Inc. Class A *	1,188	25,114

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
ICF International, Inc.	1,012	$122,260
Ideaya Biosciences, Inc. *	1,907	51,451
Immuneering Corp. Class A *	885	6,797
ImmunityBio, Inc. *	5,125	8,661
ImmunoGen, Inc. *	7,512	119,215
Immunovant, Inc. *	2,939	112,828
Inari Medical, Inc. *	2,683	175,468
Information Services Group, Inc.	869	3,806
InfuSystem Holdings, Inc. *	984	9,486
Inhibrx, Inc. *	1,198	21,983
Inmode Ltd. *	4,178	127,262
Innovage Holding Corp. *	1,069	6,403
Innoviva, Inc. *	253	3,286
Insmed, Inc. *	7,094	179,124
Insperity, Inc.	1,968	192,077
Intellia Therapeutics, Inc. *	667	21,091
Inter Parfums, Inc.	988	132,728
Intercept Pharmaceuticals, Inc. *	2,174	40,306
Intra-Cellular Therapies, Inc. *	5,045	262,794
Invitae Corp. *	12,965	7,846
iRadimed Corp.	382	16,949
iRhythm Technologies, Inc. *	1,655	156,000
Ironwood Pharmaceuticals, Inc. *	3,041	29,285
Ispire Technology, Inc. *	193	1,766
J & J Snack Foods Corp.	813	133,047
John B Sanfilippo & Son, Inc.	494	48,807
Joint Corp. *	754	6,778
Karyopharm Therapeutics, Inc. *	6,386	8,557
Keros Therapeutics, Inc. *	1,236	39,404
Kforce, Inc.	1,064	63,478
KORU Medical Systems, Inc. *	1,884	5,087
Krispy Kreme, Inc.	1,556	19,403
Krystal Biotech, Inc. *	1,161	134,676
Kymera Therapeutics, Inc. *	2,096	29,134
Lancaster Colony Corp.	1,056	174,272
Lantheus Holdings, Inc. *	3,670	254,992
Laureate Education, Inc.	6,040	85,164
Legalzoom.com, Inc. *	5,691	62,260
LeMaitre Vascular, Inc.	1,070	58,294
Lexicon Pharmaceuticals, Inc. *	2,512	2,738
LifeStance Health Group, Inc. *	3,042	20,899
Ligand Pharmaceuticals, Inc. *	134	8,029
Lineage Cell Therapeutics, Inc. *	7,194	8,489
Liquidia Corp. *	1,872	11,868
LivaNova PLC *	205	10,840
Longboard Pharmaceuticals, Inc. *	285	1,585
MacroGenics, Inc. *	1,033	4,814
Madrigal Pharmaceuticals, Inc. *	733	107,047
MannKind Corp. *	11,376	46,983
Marathon Digital Holdings, Inc. *	9,205	78,243
Marinus Pharmaceuticals, Inc. *	2,624	21,123
Marqeta, Inc. Class A *	3,376	20,188
Matthews International Corp. Class A	429	16,692
MaxCyte, Inc. *	417	1,301
Medifast, Inc.	594	44,461
MeiraGTx Holdings PLC *	1,381	6,781
Merit Medical Systems, Inc. *	3,068	211,753
Merrimack Pharmaceuticals, Inc. *	577	7,114
Mersana Therapeutics, Inc. *	2,982	3,787
MGP Ingredients, Inc.	846	89,236
Mineralys Therapeutics, Inc. *	223	2,121
Mirum Pharmaceuticals, Inc. *	1,313	41,491
Mission Produce, Inc. *	324	3,136
ModivCare, Inc. *	669	21,080
Morphic Holding, Inc. *	1,641	37,595
Nano-X Imaging Ltd. * (Israel)	193	1,266
NanoString Technologies, Inc. *	2,201	3,786
Nathan’s Famous, Inc.	138	9,751
National Beverage Corp. *	1,298	61,032
National Research Corp.	767	34,032
NeoGenomics, Inc. *	629	7,737
Nevro Corp. *	683	13,127

	Shares	Value
Novavax, Inc. *	3,753	$27,172
Nuvalent, Inc. Class A *	1,308	60,129
Nuvectis Pharma, Inc. *	378	4,872
Ocular Therapeutix, Inc. *	4,078	12,805
Omega Therapeutics, Inc. *	1,371	2,948
Omeros Corp. *	1,410	4,117
Omnicell, Inc. *	1,216	54,769
Optinose, Inc. *	3,945	4,852
Option Care Health, Inc. *	9,178	296,908
Orchestra BioMed Holdings, Inc. *	758	6,610
Organogenesis Holdings, Inc. *	519	1,650
OrthoPediatrics Corp. *	727	23,264
Oscar Health, Inc. Class A *	724	4,033
Outlook Therapeutics, Inc. *	8,051	1,779
P3 Health Partners, Inc. *	2,328	3,422
Pacific Biosciences of California, Inc. *	7,368	61,523
Pacira BioSciences, Inc. *	2,444	74,982
Paragon 28, Inc. *	2,302	28,890
Patterson Cos., Inc.	1,019	30,203
Payoneer Global, Inc. *	14,175	86,751
PDS Biotechnology Corp. *	1,552	7,838
Pennant Group, Inc. *	1,462	16,272
PepGen, Inc. *	170	864
Performant Financial Corp. *	2,868	6,482
PetIQ, Inc. *	1,197	23,581
Phathom Pharmaceuticals, Inc. *	362	3,754
Phibro Animal Health Corp. Class A	296	3,780
Pliant Therapeutics, Inc. *	3,091	53,598
Prime Medicine, Inc. *	2,073	19,776
Primo Water Corp.	1,134	15,649
Priority Technology Holdings, Inc. *	1,041	3,373
PROCEPT BioRobotics Corp. *	1,957	64,209
PROG Holdings, Inc. *	499	16,572
Progyny, Inc. *	4,232	143,973
ProKidney Corp. *	604	2,766
Protagonist Therapeutics, Inc. *	1,886	31,459
Prothena Corp. PLC * (Ireland)	2,227	107,453
PTC Therapeutics, Inc. *	3,069	68,776
Pulmonx Corp. *	1,926	19,896
Pulse Biosciences, Inc. *	329	1,326
Quanterix Corp. *	271	7,355
Quipt Home Medical Corp. *	2,151	10,949
RadNet, Inc. *	3,197	90,123
RAPT Therapeutics, Inc. *	1,159	19,263
Remitly Global, Inc. *	7,051	177,826
Reneo Pharmaceuticals, Inc. *	340	2,589
Rent the Runway, Inc. Class A *	255	174
Revance Therapeutics, Inc. *	4,468	51,248
REVOLUTION Medicines, Inc. *	5,462	151,188
Rhythm Pharmaceuticals, Inc. *	2,797	64,121
Rigel Pharmaceuticals, Inc. *	7,966	8,603
Riot Platforms, Inc. *	6,431	60,001
Rocket Pharmaceuticals, Inc. *	2,724	55,815
RxSight, Inc. *	1,429	39,855
Sabre Corp. *	4,315	19,374
Sage Therapeutics, Inc. *	2,665	54,846
Sagimet Biosciences, Inc. Class A *	153	1,346
Sana Biotechnology, Inc. *	395	1,529
Sanara Medtech, Inc. *	207	6,444
Savara, Inc. *	74	280
Scilex Holding Co. *	509	713
scPharmaceuticals, Inc. *	1,614	11,492
Select Medical Holdings Corp.	5,612	141,815
Selecta Biosciences, Inc. *	1,685	1,786
Semler Scientific, Inc. *	275	6,977
Seres Therapeutics, Inc. *	3,376	8,035
SI-BONE, Inc. *	1,837	39,018
SIGA Technologies, Inc.	2,525	13,256
Silk Road Medical, Inc. *	2,120	31,779
Simply Good Foods Co. *	4,897	169,044
SoundThinking, Inc. *	479	8,574
SP Plus Corp. *	1,043	37,652

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
SpringWorks Therapeutics, Inc. *	3,175	$73,406
Sprouts Farmers Market, Inc. *	5,594	239,423
STAAR Surgical Co. *	2,616	105,111
Sterling Check Corp. *	117	1,477
StoneCo Ltd. Class A * (Brazil)	9,508	101,450
Stride, Inc. *	2,273	102,353
Summit Therapeutics, Inc. *	6,552	12,252
SunOpta, Inc. * (Canada)	4,521	15,236
Supernus Pharmaceuticals, Inc. *	2,681	73,915
Surgery Partners, Inc. *	3,297	96,437
Surmodics, Inc. *	728	23,362
Syndax Pharmaceuticals, Inc. *	2,968	43,095
Tactile Systems Technology, Inc. *	1,225	17,211
Target Hospitality Corp. *	1,731	27,488
Tela Bio, Inc. *	897	7,176
Terns Pharmaceuticals, Inc. *	1,593	8,013
TG Therapeutics, Inc. *	7,332	61,296
Thorne HealthTech, Inc. *	311	3,169
Transcat, Inc. *	390	38,208
TransMedics Group, Inc. *	1,699	93,020
Travere Therapeutics, Inc. *	3,666	32,774
Treace Medical Concepts, Inc. *	2,490	32,644
TreeHouse Foods, Inc. *	345	15,035
TriNet Group, Inc. *	2,031	236,571
Triton International Ltd. * (Bermuda)	462	38,004
Turning Point Brands, Inc.	879	20,296
Turnstone Biologics Corp. *	345	1,359
Tyra Biosciences, Inc. *	288	3,966
U.S. Physical Therapy, Inc.	787	72,192
Udemy, Inc. *	4,706	44,707
UFP Technologies, Inc. *	385	62,158
Universal Technical Institute, Inc. *	317	2,656
Upbound Group, Inc.	2,795	82,313
UroGen Pharma Ltd. *	900	12,609
USANA Health Sciences, Inc. *	629	36,866
Utah Medical Products, Inc.	170	14,620
Utz Brands, Inc.	3,901	52,390
Vaxcyte, Inc. *	5,054	257,653
Vaxxinity, Inc. Class A *	2,443	3,347
Vector Group Ltd.	1,319	14,034
Ventyx Biosciences, Inc. *	2,526	87,728
Vera Therapeutics, Inc. *	922	12,641
Vericel Corp. *	2,550	85,476
Verrica Pharmaceuticals, Inc. *	1,173	4,557
Viad Corp. *	1,082	28,348
Vicarious Surgical, Inc. *	1,913	1,130
Viemed Healthcare, Inc. *	1,853	12,471
Viking Therapeutics, Inc. *	5,193	57,487
Vir Biotechnology, Inc. *	236	2,211
Viridian Therapeutics, Inc. *	1,745	26,768
Vita Coco Co., Inc. *	1,517	39,503
Vital Farms, Inc. *	1,593	18,447
Voyager Therapeutics, Inc. *	1,811	14,035
WD-40 Co.	733	148,975
Westrock Coffee Co. *	1,592	14,105
X4 Pharmaceuticals, Inc. *	3,572	3,893
Xencor, Inc. *	1,725	34,759
Xeris Biopharma Holdings, Inc. *	6,950	12,927
Y-mAbs Therapeutics, Inc. *	972	5,297
Zentalis Pharmaceuticals, Inc. *	3,134	62,868
Zevia PBC Class A *	840	1,865
ZipRecruiter, Inc. Class A *	3,677	44,087
Zynex, Inc. *	950	7,600

		18,133,450

Energy - 6.1%
Alpha Metallurgical Resources, Inc.	50	12,986
Archrock, Inc.	1,399	17,627
Aris Water Solutions, Inc. Class A	122	1,218
Array Technologies, Inc. *	8,172	181,337
Atlas Energy Solutions, Inc. Class A	151	3,357

	Shares	Value
Borr Drilling Ltd. * (Mexico)	11,851	$84,142
ChampionX Corp.	10,751	382,951
Cleanspark, Inc. *	945	3,600
Core Laboratories, Inc.	842	20,216
Crescent Energy Co. Class A	787	9,948
CVR Energy, Inc.	1,523	51,828
Denbury, Inc. *	2,751	269,626
DMC Global, Inc. *	348	8,516
Empire Petroleum Corp. *	772	7,434
Enviva, Inc.	1,689	12,617
Eos Energy Enterprises, Inc. *	5,110	10,987
Equitrans Midstream Corp.	6,936	64,990
Evolution Petroleum Corp.	1,779	12,168
Excelerate Energy, Inc. Class A	784	13,359
Expro Group Holdings NV *	1,744	40,513
Fluence Energy, Inc. *	2,159	49,635
Golar LNG Ltd. (Cameroon)	391	9,486
HighPeak Energy, Inc.	524	8,845
Kinetik Holdings, Inc.	107	3,611
Kodiak Gas Services, Inc. *	250	4,470
Kosmos Energy Ltd. * (Ghana)	24,589	201,138
Liberty Energy, Inc.	584	10,816
Magnolia Oil & Gas Corp. Class A	9,218	211,184
Matador Resources Co.	1,072	63,763
Maxeon Solar Technologies Ltd. *	1,065	12,343
Montauk Renewables, Inc. *	3,524	32,104
Nabors Industries Ltd. *	440	54,182
NextDecade Corp. *	1,633	8,361
Noble Corp. PLC	4,950	250,717
Northern Oil & Gas, Inc.	3,866	155,529
Oceaneering International, Inc. *	5,410	139,145
Par Pacific Holdings, Inc. *	1,231	44,242
Patterson-UTI Energy, Inc.	1,135	15,708
Permian Resources Corp.	2,274	31,745
ProFrac Holding Corp. Class A *	338	3,677
REX American Resources Corp. *	275	11,198
Riley Exploration Permian, Inc.	502	15,959
Shoals Technologies Group, Inc. Class A *	9,255	168,904
SilverBow Resources, Inc. *	111	3,970
Sitio Royalties Corp. Class A	1,973	47,766
Solaris Oilfield Infrastructure, Inc. Class A	162	1,727
Sunnova Energy International, Inc. *	2,600	27,222
SunPower Corp. *	4,630	28,567
Tellurian, Inc. *	1,885	2,187
TETRA Technologies, Inc. *	6,618	42,223
Tidewater, Inc. *	2,562	182,081
TPI Composites, Inc. *	2,184	5,788
VAALCO Energy, Inc.	731	3,209
Valaris Ltd. *	3,315	248,559
Vertex Energy, Inc. *	3,496	15,557
W&T Offshore, Inc. *	5,495	24,068
Weatherford International PLC *	3,841	346,958

		3,696,064

Financial - 6.5%
Alexander’s, Inc. REIT	113	20,592
AlTi Global, Inc. *	1,218	8,477
AMERISAFE, Inc.	547	27,388
Anywhere Real Estate, Inc. *	610	3,922
Applied Digital Corp. *	3,596	22,439
Artisan Partners Asset Management, Inc. Class A	2,104	78,732
AssetMark Financial Holdings, Inc. *	1,242	31,149
Atlanticus Holdings Corp. *	36	1,091
Avantax, Inc. *	1,851	47,349
Axos Financial, Inc. *	384	14,538
B Riley Financial, Inc.	1,034	42,384
BancFirst Corp.	172	14,918
Bancorp, Inc. *	2,867	98,912
Bank of NT Butterfield & Son Ltd. (Bermuda)	260	7,041
Bank7 Corp.	82	1,846
BayCom Corp.	47	903

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
BGC Group, Inc. Class A	8,007	$42,277
Bit Digital, Inc. * (China)	749	1,603
Brightsphere Investment Group, Inc.	688	13,340
Brookfield Business Corp. Class A (Canada)	1,440	26,035
BRP Group, Inc. Class A *	3,231	75,056
Burke & Herbert Financial Services Corp.	38	1,766
Capital City Bank Group, Inc.	318	9,486
CareTrust REIT, Inc.	515	10,558
CBL & Associates Properties, Inc. REIT	1,045	21,924
Citizens Financial Services, Inc.	50	2,396
Clipper Realty, Inc. REIT	547	2,833
Coastal Financial Corp. *	585	25,102
Cohen & Steers, Inc.	1,443	90,462
Columbia Financial, Inc. *	754	11,845
Community Healthcare Trust, Inc. REIT	917	27,235
Compass, Inc. Class A *	14,100	40,890
Crawford & Co. Class A	821	7,668
Diamond Hill Investment Group, Inc.	161	27,140
eHealth, Inc. *	434	3,212
Esquire Financial Holdings, Inc.	363	16,585
Essential Properties Realty Trust, Inc. REIT	952	20,592
eXp World Holdings, Inc.	3,860	62,686
Federal Agricultural Mortgage Corp. Class C	83	12,807
Fidelis Insurance Holdings Ltd. * (Bermuda)	185	2,716
First BanCorp	567	7,632
First Financial Bankshares, Inc.	7,141	179,382
Five Star Bancorp	278	5,577
Four Corners Property Trust, Inc. REIT	490	10,873
FS Bancorp, Inc.	90	2,655
FTAI Aviation Ltd.	5,391	191,650
GCM Grosvenor, Inc. Class A	2,233	17,328
Gladstone Commercial Corp. REIT	368	4,475
Goosehead Insurance, Inc. Class A *	1,153	85,933
Greene County Bancorp, Inc.	226	5,435
Hamilton Lane, Inc. Class A	1,187	107,352
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	459	9,731
HCI Group, Inc.	337	18,296
HomeTrust Bancshares, Inc.	186	4,031
International Money Express, Inc. *	1,738	29,424
Investors Title Co.	16	2,369
Kingsway Financial Services, Inc. * (Canada)	546	4,122
Lakeland Financial Corp.	102	4,841
Lemonade, Inc. *	515	5,984
LendingTree, Inc. *	171	2,651
Marcus & Millichap, Inc.	470	13,790
Maui Land & Pineapple Co., Inc. *	369	4,889
McGrath RentCorp	1,319	132,217
Metropolitan Bank Holding Corp. *	48	1,741
Moelis & Co. Class A	1,708	77,082
MVB Financial Corp.	104	2,348
National Health Investors, Inc. REIT	218	11,197
NBT Bancorp, Inc.	38	1,204
NerdWallet, Inc. Class A *	1,755	15,602
NexPoint Residential Trust, Inc. REIT	340	10,941
NMI Holdings, Inc. Class A *	375	10,159
Outfront Media, Inc. REIT	3,695	37,320
P10, Inc. Class A	2,159	25,152
Pagseguro Digital Ltd. Class A * (Brazil)	6,397	55,078
Palomar Holdings, Inc. *	1,323	67,142
Pathward Financial, Inc.	415	19,127
Patria Investments Ltd. Class A (Cayman)	3,089	45,038
Paysign, Inc. *	1,760	3,432
PennyMac Financial Services, Inc.	113	7,526
Perella Weinberg Partners	2,263	23,037
Phillips Edison & Co., Inc. REIT	1,120	37,565
Piper Sandler Cos.	781	113,487
PJT Partners, Inc. Class A	1,297	103,034
Plumas Bancorp	55	1,878
Redfin Corp. *	5,830	41,043
Regional Management Corp.	111	3,072
RMR Group, Inc. Class A	599	14,688

	Shares	Value
Ryman Hospitality Properties, Inc. REIT	3,118	$259,667
Saul Centers, Inc. REIT	553	19,504
Sculptor Capital Management, Inc.	659	7,644
Selective Insurance Group, Inc.	3,259	336,231
ServisFirst Bancshares, Inc.	938	48,935
Silvercrest Asset Management Group, Inc. Class A	590	9,363
SiriusPoint Ltd. * (Bermuda)	440	4,475
Skyward Specialty Insurance Group, Inc. *	357	9,768
St. Joe Co.	1,850	100,511
Stellar Bancorp, Inc.	146	3,113
StepStone Group, Inc. Class A	2,916	92,087
Stock Yards Bancorp, Inc.	1,347	52,924
StoneX Group, Inc. *	117	11,340
Tanger Factory Outlet Centers, Inc. REIT	2,544	57,494
Third Coast Bancshares, Inc. *	51	872
Tiptree, Inc.	401	6,721
Trupanion, Inc. *	2,163	60,997
UMH Properties, Inc. REIT	506	7,094
Universal Health Realty Income Trust REIT	680	27,492
Universal Insurance Holdings, Inc.	268	3,757
Upstart Holdings, Inc. *	3,883	110,821
Victory Capital Holdings, Inc. Class A	1,350	45,009
Virtus Investment Partners, Inc.	52	10,503
Westamerica BanCorp	349	15,094
WisdomTree, Inc.	7,303	51,121
World Acceptance Corp. *	19	2,414

		3,911,376

Industrial - 17.1%
374Water, Inc. *	3,321	4,118
AAON, Inc.	3,653	207,746
Advanced Energy Industries, Inc.	2,027	209,024
AeroVironment, Inc. *	1,403	156,477
Akoustis Technologies, Inc. *	4,001	3,012
Alamo Group, Inc.	541	93,517
Albany International Corp. Class A	1,470	126,832
Allient, Inc.	723	22,355
American Woodmark Corp. *	54	4,083
Amprius Technologies, Inc. *	297	1,408
Apogee Enterprises, Inc.	468	22,033
Applied Industrial Technologies, Inc.	2,079	321,434
ArcBest Corp.	523	53,163
Atkore, Inc. *	2,084	310,912
Atmus Filtration Technologies, Inc. *	545	11,363
Babcock & Wilcox Enterprises, Inc. *	325	1,368
Badger Meter, Inc.	1,586	228,178
Bel Fuse, Inc. Class B	47	2,243
Belden, Inc.	1,417	136,811
Blink Charging Co. *	1,456	4,455
Bloom Energy Corp. Class A *	10,403	137,944
Bowman Consulting Group Ltd. *	557	15,613
Cactus, Inc. Class A	3,491	175,283
Cadre Holdings, Inc.	1,023	27,263
Casella Waste Systems, Inc. Class A *	3,036	231,647
Charge Enterprises, Inc. *	6,972	3,467
Chart Industries, Inc. *	1,426	241,165
Chase Corp.	349	44,403
CIRCOR International, Inc. *	973	54,245
Comfort Systems USA, Inc.	1,908	325,142
Concrete Pumping Holdings, Inc. *	776	6,658
Construction Partners, Inc. Class A *	2,186	79,920
Core Molding Technologies, Inc. *	73	2,080
CryoPort, Inc. *	1,804	24,733
CSW Industrials, Inc.	829	145,274
CTS Corp.	1,710	71,375
Daseke, Inc. *	2,133	10,942
Dorian LPG Ltd.	1,045	30,023
Dycom Industries, Inc. *	1,546	137,594
Energizer Holdings, Inc.	3,865	123,835
Energy Recovery, Inc. *	3,044	64,563
Enerpac Tool Group Corp.	3,024	79,924

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
EnerSys	2,072	$196,156
Enovix Corp. *	7,350	92,243
ESCO Technologies, Inc.	807	84,283
Eve Holding, Inc. *	1,030	8,539
Evolv Technologies Holdings, Inc. *	1,189	5,779
Exponent, Inc.	2,735	234,116
Fabrinet * (Thailand)	1,986	330,907
FARO Technologies, Inc. *	79	1,203
Federal Signal Corp.	3,227	192,749
FLEX LNG Ltd. * (Norway)	1,130	34,081
Fluor Corp. *	7,167	263,029
Forward Air Corp.	1,406	96,649
Franklin Electric Co., Inc.	2,490	222,183
Frontdoor, Inc. *	4,424	135,330
GATX Corp.	125	13,604
Gibraltar Industries, Inc. *	920	62,109
Gorman-Rupp Co.	294	9,673
GrafTech International Ltd.	5,763	22,072
Granite Construction, Inc.	342	13,003
Griffon Corp.	1,438	57,046
Helios Technologies, Inc.	1,760	97,645
Heritage-Crystal Clean, Inc. *	158	7,165
Hillenbrand, Inc.	3,727	157,689
Hyster-Yale Materials Handling, Inc.	574	25,589
IES Holdings, Inc. *	444	29,246
INNOVATE Corp. *	1,103	1,787
Iteris, Inc. *	1,204	4,985
Itron, Inc. *	246	14,903
Janus International Group, Inc. *	4,624	49,477
Joby Aviation, Inc. *	4,932	31,811
John Bean Technologies Corp.	1,718	180,631
Kadant, Inc.	626	141,194
Karat Packaging, Inc.	268	6,180
Kimball Electronics, Inc. *	289	7,913
LanzaTech Global, Inc. *	1,211	5,655
Leonardo DRS, Inc. *	2,670	44,589
Limbach Holdings, Inc. *	90	2,856
Lindsay Corp.	598	70,373
LSI Industries, Inc.	1,092	17,341
Marten Transport Ltd.	2,543	50,123
Masonite International Corp. *	1,192	111,118
Materion Corp.	1,097	111,795
Mesa Laboratories, Inc.	284	29,840
MicroVision, Inc. *	9,317	20,404
Modine Manufacturing Co. *	1,797	82,213
Montrose Environmental Group, Inc. *	1,528	44,709
Moog, Inc. Class A	306	34,566
Mueller Industries, Inc.	1,305	98,084
Mueller Water Products, Inc. Class A	8,343	105,789
Myers Industries, Inc.	2,030	36,398
MYR Group, Inc. *	883	118,993
Napco Security Technologies, Inc.	1,671	37,180
NEXTracker, Inc. Class A *	2,677	107,508
Novanta, Inc. *	1,932	277,126
NuScale Power Corp. *	2,753	13,490
NV5 Global, Inc. *	664	63,897
NVE Corp.	235	19,303
O-I Glass, Inc. *	7,122	119,151
Omega Flex, Inc.	172	13,542
OSI Systems, Inc. *	851	100,452
PAM Transportation Services, Inc. *	54	1,164
PGT Innovations, Inc. *	3,039	84,332
Plexus Corp. *	1,305	121,339
Primoris Services Corp.	164	5,368
Pure Cycle Corp. *	1,044	10,022
PureCycle Technologies, Inc. *	1,504	8,437
Redwire Corp. *	237	685
Rocket Lab USA, Inc. *	15,072	66,015
RXO, Inc. *	5,411	106,759
Ryerson Holding Corp.	106	3,084
Sanmina Corp. *	155	8,413
Sight Sciences, Inc. *	1,212	4,084

	Shares	Value
Simpson Manufacturing Co., Inc.	2,314	$346,660
SKYX Platforms Corp. *	3,106	4,411
SPX Technologies, Inc. *	1,963	159,788
Standex International Corp.	519	75,613
Sterling Infrastructure, Inc. *	1,402	103,019
Stoneridge, Inc. *	244	4,897
Sturm Ruger & Co., Inc.	861	44,875
Tennant Co.	536	39,744
Terex Corp.	2,101	121,060
Thermon Group Holdings, Inc. *	212	5,824
Transphorm, Inc. *	1,723	3,825
Trinity Industries, Inc.	778	18,944
UFP Industries, Inc.	490	50,176
Vicor Corp. *	1,207	71,080
Watts Water Technologies, Inc. Class A	1,476	255,082
Werner Enterprises, Inc.	487	18,969
Xometry, Inc. Class A *	234	3,973
Zurn Elkay Water Solutions Corp. Class C	1,622	45,448

		10,314,179

Technology - 18.7%
8x8, Inc. *	5,984	15,080
ACI Worldwide, Inc. *	5,046	113,838
ACM Research, Inc. Class A *	378	6,844
ACV Auctions, Inc. Class A *	6,835	103,755
Adeia, Inc.	5,133	54,820
Aehr Test Systems *	1,411	64,483
Agilysys, Inc. *	1,095	72,445
Alignment Healthcare, Inc. *	4,454	30,911
Alkami Technology, Inc. *	2,088	38,043
Altair Engineering, Inc. Class A *	2,902	181,549
Ambarella, Inc. *	1,262	66,924
American Software, Inc. Class A	1,418	16,250
Amplitude, Inc. Class A *	3,589	41,525
Apollo Medical Holdings, Inc. *	2,337	72,096
Appfolio, Inc. Class A *	1,036	189,205
Appian Corp. Class A *	2,211	100,844
Asana, Inc. Class A *	4,293	78,605
Asure Software, Inc. *	134	1,268
Atomera, Inc. *	858	5,371
AvePoint, Inc. *	8,366	56,220
Avid Technology, Inc. *	1,267	34,044
AvidXchange Holdings, Inc. *	7,399	70,143
Axcelis Technologies, Inc. *	1,758	286,642
Bandwidth, Inc. Class A *	245	2,761
BigBear.ai Holdings, Inc. *	1,569	2,369
BigCommerce Holdings, Inc. *	3,553	35,068
Blackbaud, Inc. *	2,352	165,393
Blackline, Inc. *	3,046	168,962
Box, Inc. Class A *	7,615	184,359
Braze, Inc. Class A *	2,829	132,199
C3.ai, Inc. Class A *	2,510	64,055
Cantaloupe, Inc. *	2,194	13,713
CEVA, Inc. *	1,065	20,650
Clear Secure, Inc. Class A	4,470	85,109
Climb Global Solutions, Inc.	190	8,172
CommVault Systems, Inc. *	2,246	151,852
Consensus Cloud Solutions, Inc. *	629	15,838
CoreCard Corp. *	402	8,040
Corsair Gaming, Inc. *	1,958	28,450
Cricut, Inc. Class A	2,541	23,606
CSG Systems International, Inc.	1,717	87,773
Daily Journal Corp. *	13	3,822
Definitive Healthcare Corp. *	877	7,007
Digi International, Inc. *	1,694	45,738
Digimarc Corp. *	747	24,270
Digital Turbine, Inc. *	1,381	8,355
DigitalOcean Holdings, Inc. *	3,394	81,558
Diodes, Inc. *	1,914	150,900
Domo, Inc. Class B *	1,623	15,922
Donnelley Financial Solutions, Inc. *	936	52,678

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Duolingo, Inc. *	1,547	$256,601
Ebix, Inc.	393	3,883
eGain Corp. *	1,185	7,264
Enfusion, Inc. Class A *	2,035	18,254
EngageSmart, Inc. *	2,682	48,249
Envestnet, Inc. *	2,652	116,768
Everbridge, Inc. *	2,233	50,064
EverCommerce, Inc. *	1,017	10,201
Evolent Health, Inc. Class A *	5,942	161,801
ExlService Holdings, Inc. *	8,730	244,789
Expensify, Inc. Class A *	2,897	9,415
Fastly, Inc. Class A *	5,330	102,176
FormFactor, Inc. *	4,158	145,281
Freshworks, Inc. Class A *	8,743	174,161
Grid Dynamics Holdings, Inc. *	2,351	28,635
Health Catalyst, Inc. *	1,554	15,726
IBEX Holdings Ltd. *	611	9,440
Impinj, Inc. *	1,239	68,182
Innodata, Inc. *	1,386	11,823
Insight Enterprises, Inc. *	1,553	225,961
Inspired Entertainment, Inc. *	1,218	14,567
Instructure Holdings, Inc. *	1,011	25,679
Intapp, Inc. *	1,186	39,755
Integral Ad Science Holding Corp. *	2,570	30,557
inTEST Corp. *	603	9,148
IonQ, Inc. *	1,336	19,880
Jamf Holding Corp. *	3,793	66,984
Kaltura, Inc. *	4,655	8,053
Kulicke & Soffa Industries, Inc. (Singapore)	2,100	102,123
LivePerson, Inc. *	3,896	15,155
LiveVox Holdings, Inc. *	1,256	4,195
MACOM Technology Solutions Holdings, Inc. *	2,933	239,274
Maximus, Inc.	3,282	245,100
MaxLinear, Inc. *	4,012	89,267
MeridianLink, Inc. *	932	15,900
MicroStrategy, Inc. Class A *	597	195,983
Mitek Systems, Inc. *	2,104	22,555
Model N, Inc. *	2,025	49,430
N-Able, Inc. *	3,467	44,724
Navitas Semiconductor Corp. *	923	6,415
NextGen Healthcare, Inc. *	1,692	40,151
NextNav, Inc. *	2,853	14,664
Olo, Inc. Class A *	3,350	20,301
OneSpan, Inc. *	1,962	21,091
Onto Innovation, Inc. *	2,264	288,705
Outset Medical, Inc. *	2,605	28,342
PagerDuty, Inc. *	4,788	107,682
PAR Technology Corp. *	129	4,972
Parsons Corp. *	1,013	55,057
PDF Solutions, Inc. *	1,675	54,270
Phreesia, Inc. *	2,793	52,173
Pitney Bowes, Inc.	6,619	19,989
Planet Labs PBC *	8,195	21,307
PlayAGS, Inc. *	2,058	13,418
Power Integrations, Inc.	3,073	234,501
PowerSchool Holdings, Inc. Class A *	3,066	69,476
Presto Automation, Inc. *	82	117
Privia Health Group, Inc. *	5,970	137,310
Progress Software Corp.	2,345	123,300
PROS Holdings, Inc. *	1,749	60,550
PubMatic, Inc. Class A *	463	5,602
Qualys, Inc. *	2,009	306,473
Rambus, Inc. *	5,889	328,547
Rapid7, Inc. *	3,238	148,236
Red Violet, Inc. *	625	12,506
Rimini Street, Inc. *	2,645	5,819
Sapiens International Corp. NV (Israel)	1,691	48,075
Schrodinger, Inc. *	2,922	82,605
SEMrush Holdings, Inc. Class A *	1,759	14,952
Sharecare, Inc. *	1,176	1,106
Silicon Laboratories, Inc. *	1,716	198,867
Simulations Plus, Inc.	876	36,529

	Shares	Value
SiTime Corp. *	923	$105,453
SkyWater Technology, Inc. *	985	5,930
SMART Global Holdings, Inc. *	541	13,173
SoundHound AI, Inc. Class A *	7,415	14,904
Sprout Social, Inc. Class A *	2,574	128,391
SPS Commerce, Inc. *	1,981	337,978
Super Micro Computer, Inc. *	2,503	686,373
Synaptics, Inc. *	166	14,847
Tenable Holdings, Inc. *	6,164	276,147
Thoughtworks Holding, Inc. *	4,908	20,025
TTEC Holdings, Inc.	1,036	27,164
Varonis Systems, Inc. *	5,872	179,331
Velo3D, Inc. *	5,079	7,923
Verint Systems, Inc. *	3,141	72,212
Veritone, Inc. *	1,677	4,327
Verra Mobility Corp. *	7,532	140,848
Viant Technology, Inc. Class A *	851	4,766
Vimeo, Inc. *	1,017	3,600
Weave Communications, Inc. *	1,738	14,165
Workiva, Inc. *	2,639	267,436
Yext, Inc. *	5,849	37,024
Zeta Global Holdings Corp. Class A *	7,340	61,289
Zuora, Inc. Class A *	6,993	57,622

		11,280,563

Utilities - 1.5%
Ameresco, Inc. Class A *	1,717	66,207
American States Water Co.	2,002	157,517
Artesian Resources Corp. Class A	332	13,941
Brookfield Infrastructure Corp. Class A (Canada)	557	19,684
Cadiz, Inc. *	2,313	7,656
California Water Service Group	976	46,175
Chesapeake Utilities Corp.	602	58,845
Consolidated Water Co. Ltd. (Cayman)	254	7,224
FTC Solar, Inc. *	3,571	4,571
Genie Energy Ltd. Class B	560	8,249
Global Water Resources, Inc.	580	5,655
MGE Energy, Inc.	998	68,373
Middlesex Water Co.	959	63,534
New Jersey Resources Corp.	2,806	114,008
Ormat Technologies, Inc.	1,854	129,632
Otter Tail Corp.	1,183	89,813
PNM Resources, Inc.	519	23,153
Unitil Corp.	239	10,208
York Water Co.	764	28,642

		923,087

Total Common Stocks (Cost $62,459,345)		59,235,944

EXCHANGE-TRADED FUNDS - 1.6%
iShares Russell 2000 Growth	4,379	981,553

Total Exchange-Traded Funds (Cost $999,847)		981,553

	Principal Amount
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $187,740; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $191,455)	$187,662	187,662

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Value
Total Short-Term Investments (Cost $187,662)	$187,662

TOTAL INVESTMENTS - 100.0% (Cost $63,647,261)	60,407,491

DERIVATIVES - (0.0%)	(8,716)

OTHER ASSETS & LIABILITIES, NET - 0.0%	414

NET ASSETS - 100.0%	$60,399,189

Notes to Schedule of Investments

(a)	As of September 30, 2023, investments with a total aggregate value of $2,332 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

(b)	As of September 30, 2023, open futures contracts outstanding were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME Micro E-Mini Russell	12/23	26	$242,534	$233,818	($8,716)

(c)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$2,298	$-	$374	$1,924
	Utilities	34	-	-	34

	Total Rights	2,332	-	374	1,958

	Common Stocks
	Basic Materials	2,334,388	2,334,388	-	-
	Communications	2,379,294	2,379,294	-	-
	Consumer, Cyclical	6,263,543	6,263,543	-	-
	Consumer, Non-Cyclical	18,133,450	18,094,733	38,717	-
	Energy	3,696,064	3,696,064	-	-
	Financial	3,911,376	3,911,376	-	-
	Industrial	10,314,179	10,314,179	-	-
	Technology	11,280,563	11,280,563	-	-
	Utilities	923,087	923,087	-	-

	Total Common Stocks	59,235,944	59,197,227	38,717	-

	Exchange-Traded Funds	981,553	981,553	-	-
	Short-Term Investments	187,662	-	187,662	-

	Total Assets	60,407,491	60,178,780	226,753	1,958

Liabilities	Derivatives:
	Equity Contracts
	Futures	(8,716)	(8,716)	-	-

	Total Liabilities	(8,716)	(8,716)	-	-

	Total	$60,398,775	$60,170,064	$226,753	$1,958

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc.- Contingent Value Rights * Ω	2,612	$1,123
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	123	312
OmniAb, Inc. $12.50 - Earn Out Shares * Ω ±	588	-
OmniAb, Inc. $15.00 - Earn Out Shares * Ω ±	588	-

		1,435

Total Rights (Cost $1,019)		1,435

COMMON STOCKS - 97.3%
Basic Materials - 2.8%
5E Advanced Materials, Inc. *	579	1,308
AdvanSix, Inc.	1,710	53,147
American Vanguard Corp.	1,470	16,067
Avient Corp.	5,731	202,419
Caledonia Mining Corp. PLC (South Africa)	978	9,643
Carpenter Technology Corp.	3,046	204,722
Centrus Energy Corp. Class A *	781	44,330
Codexis, Inc. *	4,037	7,630
Coeur Mining, Inc. *	20,447	45,392
Commercial Metals Co.	7,475	369,340
Constellium SE *	3,081	56,074
Contango ORE, Inc. *	89	1,614
Dakota Gold Corp. *	1,066	2,750
Danimer Scientific, Inc. *	6,051	12,526
Ecovyst, Inc. *	4,821	47,439
Encore Energy Corp. * (Canada)	9,377	30,569
Energy Fuels, Inc. *	1,490	12,248
Glatfelter Corp. *	2,542	5,084
Haynes International, Inc.	798	37,123
HB Fuller Co.	369	25,317
Hecla Mining Co.	30,648	119,834
i-80 Gold Corp. * (Canada)	11,642	17,812
Innospec, Inc.	189	19,316
Intrepid Potash, Inc. *	694	17,461
Kaiser Aluminum Corp.	46	3,462
Koppers Holdings, Inc.	1,260	49,833
Kronos Worldwide, Inc.	1,369	10,610
Mativ Holdings, Inc.	3,473	49,525
Minerals Technologies, Inc.	2,060	112,806
Oil-Dri Corp. of America	234	14,449
Origin Materials, Inc. *	7,029	8,997
Perimeter Solutions SA *	9,718	44,120
Piedmont Lithium, Inc. *	754	29,934
PolyMet Mining Corp. * (Canada)	2,543	5,289
Rayonier Advanced Materials, Inc. *	3,774	13,360
Rogers Corp. *	294	38,652
Schnitzer Steel Industries, Inc. Class A	1,659	46,203
Stepan Co.	1,203	90,189
Terawulf, Inc. *	8,517	10,731
Trinseo PLC	2,218	18,121
Tronox Holdings PLC	7,408	99,563
Uranium Energy Corp. *	23,232	119,645
Valhi, Inc.	160	2,122

		2,126,776

Communications - 2.9%
1-800-Flowers.com, Inc. Class A *	1,636	11,452
ADTRAN Holdings, Inc.	5,031	41,405
Advantage Solutions, Inc. *	5,268	14,961

	Shares	Value
Allbirds, Inc. Class A *	5,467	$6,068
AMC Networks, Inc. Class A *	1,961	23,101
Anterix, Inc. *	69	2,165
ATN International, Inc.	701	22,124
Aviat Networks, Inc. *	692	21,590
BARK, Inc. *	8,330	9,996
Blacksky Technology, Inc. *	8,137	9,520
Blade Air Mobility, Inc.*	3,638	9,422
Boston Omaha Corp. Class A *	1,343	22,012
Bumble, Inc. Class A *	6,388	95,309
Clear Channel Outdoor Holdings, Inc. *	23,985	37,896
Cogent Communications Holdings, Inc.	1,001	61,962
Consolidated Communications Holdings, Inc. *	4,366	14,932
ContextLogic, Inc. Class A *	1,441	6,355
DHI Group, Inc. *	3,089	9,452
DigitalBridge Group, Inc.	7,035	123,675
DZS, Inc. *	1,420	2,982
EchoStar Corp. Class A *	2,123	35,560
ePlus, Inc. *	1,594	101,251
Eventbrite, Inc. Class A *	454	4,476
EW Scripps Co. Class A *	2,003	10,976
Figs, Inc. Class A *	1,062	6,266
fuboTV, Inc. *	17,942	47,905
Gannett Co., Inc. *	8,891	21,783
Globalstar, Inc. *	5,969	7,819
Gogo, Inc. *	3,856	46,002
Gray Television, Inc.	5,008	34,655
HealthStream, Inc.	937	20,220
IDT Corp. Class B *	204	4,498
iHeartMedia, Inc. Class A *	6,514	20,584
KVH Industries, Inc. *	1,016	5,182
Lands’ End, Inc. *	1,079	8,060
Liberty Latin America Ltd. Class A *	2,105	17,177
Liberty Latin America Ltd. Class C *	9,235	75,358
Liquidity Services, Inc.*	624	10,995
Lumen Technologies, Inc. *	63,446	90,093
Magnite, Inc. *	4,970	37,474
MediaAlpha, Inc. Class A *	374	3,089
Mondee Holdings, Inc. *	381	1,360
NETGEAR, Inc. *	1,850	23,292
Nextdoor Holdings, Inc. *	4,147	7,548
Open Lending Corp. Class A *	627	4,590
Opendoor Technologies, Inc. *	32,866	86,766
Overstock.com, Inc. *	2,867	45,356
Preformed Line Products Co.	87	14,144
Ribbon Communications, Inc. *	5,480	14,686
Scholastic Corp.	1,734	66,135
Shenandoah Telecommunications Co.	3,113	64,159
Sinclair, Inc.	1,750	19,635
Solo Brands, Inc. Class A *	386	1,969
Spok Holdings, Inc.	1,069	15,255
Squarespace, Inc. Class A *	1,956	56,665
Stagwell, Inc. *	5,022	23,553
Stitch Fix, Inc. Class A *	3,128	10,792
TEGNA, Inc.	12,809	186,627
Telephone & Data Systems, Inc.	6,280	114,987
Terran Orbital Corp. *	5,328	4,435
Thryv Holdings, Inc. *	1,974	37,052
TrueCar, Inc. *	5,465	11,313
Tucows, Inc. Class A *	405	8,266
Urban One, Inc. *	1,483	7,453
Value Line, Inc.	9	393
Viavi Solutions, Inc. *	2,511	22,951
Vivid Seats, Inc. Class A *	1,102	7,075
WideOpenWest, Inc. *	3,152	24,113
Ziff Davis, Inc. *	2,295	146,169

		2,182,541

Consumer, Cyclical - 12.2%
A-Mark Precious Metals, Inc.	1,175	34,463
Abercrombie & Fitch Co. Class A *	1,507	84,950

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Adient PLC *	6,075	$222,952
Aeva Technologies, Inc. *	4,718	3,609
Allegiant Travel Co.	901	69,251
America’s Car-Mart, Inc. *	384	34,940
American Axle & Manufacturing Holdings, Inc. *	7,343	53,310
American Eagle Outfitters, Inc.	9,027	149,938
Asbury Automotive Group, Inc. *	1,316	302,772
Aurora Innovation, Inc. *	21,196	49,811
Bally’s Corp. *	922	12,087
Beacon Roofing Supply, Inc. *	3,080	237,684
Beazer Homes USA, Inc. *	1,862	46,382
Big 5 Sporting Goods Corp.	1,348	9,449
Big Lots, Inc.	1,765	9,019
Biglari Holdings, Inc. Class B *	44	7,304
BJ’s Restaurants, Inc. *	513	12,035
Blue Bird Corp. *	1,070	22,844
Bluegreen Vacations Holding Corp.	158	5,795
BlueLinx Holdings, Inc. *	561	46,052
Bowlero Corp. *	234	2,251
Brinker International, Inc. *	256	8,087
Build-A-Bear Workshop, Inc.	150	4,412
Caleres, Inc.	2,214	63,675
Carrols Restaurant Group, Inc. *	2,367	15,599
Carvana Co. *	3,414	143,320
Cato Corp. Class A	1,034	7,920
Century Casinos, Inc. *	415	2,129
Century Communities, Inc.	1,808	120,738
Chico’s FAS, Inc. *	7,685	57,484
Children’s Place, Inc. *	790	21,354
Chuy’s Holdings, Inc. *	201	7,152
Cinemark Holdings, Inc. *	1,123	20,607
Clarus Corp.	1,653	12,497
Clean Energy Fuels Corp. *	10,504	40,230
Commercial Vehicle Group, Inc. *	1,871	14,519
CompX International, Inc.	120	2,231
Cooper-Standard Holdings, Inc. *	729	9,783
Daktronics, Inc. *	2,303	20,543
Dana, Inc.	8,325	122,128
Denny’s Corp. *	884	7,487
Designer Brands, Inc. Class A	3,156	39,955
Destination XL Group, Inc. *	3,893	17,441
Dine Brands Global, Inc.	106	5,242
Dream Finders Homes, Inc. Class A *	870	19,340
Duluth Holdings, Inc. Class B *	878	5,277
El Pollo Loco Holdings, Inc.	1,778	15,913
Escalade, Inc.	552	8,451
Ethan Allen Interiors, Inc.	1,475	44,102
Everi Holdings, Inc. *	1,937	25,607
EVgo, Inc. *	5,542	18,732
EVI Industries, Inc. *	90	2,234
Fiesta Restaurant Group, Inc. *	1,118	9,458
First Watch Restaurant Group, Inc. *	800	13,832
Foot Locker, Inc.	5,206	90,324
Forestar Group, Inc. *	1,188	32,005
Fossil Group, Inc. *	3,528	7,268
Full House Resorts, Inc. *	278	1,187
Funko, Inc. Class A *	724	5,539
G-III Apparel Group Ltd. *	2,619	65,265
Genesco, Inc. *	767	23,639
Global Industrial Co.	179	5,997
GMS, Inc. *	1,776	113,611
Goodyear Tire & Rubber Co. *	17,887	222,335
Green Brick Partners, Inc. *	1,121	46,533
Group 1 Automotive, Inc.	886	238,077
GrowGeneration Corp. *	3,595	10,497
Guess?, Inc.	1,630	35,273
Hanesbrands, Inc.	7,611	30,140
Haverty Furniture Cos., Inc.	952	27,399
Hawaiian Holdings, Inc. *	3,275	20,731
Hibbett, Inc.	135	6,414
HNI Corp.	2,637	91,319
Holley, Inc. *	3,189	15,913

	Shares	Value
Hooker Furnishings Corp.	712	$13,848
Hovnanian Enterprises, Inc. Class A *	299	30,396
Hudson Technologies, Inc. *	2,428	32,292
Hyliion Holdings Corp. *	8,964	10,578
indie Semiconductor, Inc. Class A * (China)	610	3,843
Interface, Inc.	3,596	35,277
iRobot Corp. *	191	7,239
J Jill, Inc. *	245	7,252
JAKKS Pacific, Inc. *	454	8,440
JetBlue Airways Corp. *	20,794	95,652
Johnson Outdoors, Inc. Class A	361	19,743
KB Home	4,608	213,258
La-Z-Boy, Inc.	2,768	85,476
Landsea Homes Corp. *	911	8,190
Lazydays Holdings, Inc. *	756	5,746
LCI Industries	984	115,541
Leslie’s, Inc. *	10,447	59,130
LGI Homes, Inc. *	1,217	121,079
Life Time Group Holdings, Inc. *	2,029	30,861
Light & Wonder, Inc. *	3,076	219,411
Lindblad Expeditions Holdings, Inc. *	1,968	14,170
Lions Gate Entertainment Corp. Class A *	1,515	12,847
Lions Gate Entertainment Corp. Class B *	2,164	17,031
M/I Homes, Inc. *	1,717	144,297
Madison Square Garden Entertainment Corp. *	380	12,506
Malibu Boats, Inc. Class A *	481	23,579
Marcus Corp.	1,531	23,730
MarineMax, Inc. *	1,343	44,077
MDC Holdings, Inc.	3,769	155,396
Meritage Homes Corp.	2,322	284,190
Methode Electronics, Inc.	2,269	51,847
Microvast Holdings, Inc. *	7,083	13,387
Miller Industries, Inc.	666	26,114
MillerKnoll, Inc.	4,825	117,971
Movado Group, Inc.	987	26,994
MRC Global, Inc. *	3,508	35,957
National Vision Holdings, Inc. *	4,545	73,538
Nikola Corp. *	38,230	60,021
Nu Skin Enterprises, Inc. Class A	3,202	67,914
ODP Corp. *	2,086	96,269
OneWater Marine, Inc. Class A *	711	18,216
OPENLANE, Inc. *	6,836	101,993
Oxford Industries, Inc.	239	22,975
Papa John’s International, Inc.	457	31,177
Patrick Industries, Inc.	1,192	89,472
PC Connection, Inc.	748	39,928
PetMed Express, Inc.	1,357	13,909
PriceSmart, Inc.	479	35,652
Purple Innovation, Inc.	3,372	5,766
Red Rock Resorts, Inc. Class A	1,368	56,088
Reservoir Media, Inc. *	1,275	7,777
Resideo Technologies, Inc. *	9,304	147,003
REV Group, Inc.	2,076	33,216
Rocky Brands, Inc.	380	5,586
Rush Enterprises, Inc. Class A	3,893	158,951
Rush Enterprises, Inc. Class B	625	28,306
Sally Beauty Holdings, Inc. *	377	3,159
Savers Value Village, Inc. *	800	14,936
ScanSource, Inc. *	1,560	47,284
SeaWorld Entertainment, Inc. *	104	4,810
SES AI Corp. *	7,068	16,044
Shoe Carnival, Inc.	1,099	26,409
Signet Jewelers Ltd. (NYSE)	2,842	204,084
Six Flags Entertainment Corp. *	898	21,112
Skyline Champion Corp. *	1,491	95,007
SkyWest, Inc. *	2,801	117,474
Sleep Number Corp. *	621	15,270
Snap One Holdings Corp. *	1,149	10,617
Solid Power, Inc. *	9,665	19,523
Sonic Automotive, Inc. Class A	1,014	48,429
Sphere Entertainment Co. *	1,630	60,571
Spirit Airlines, Inc.	6,958	114,807

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Sportsman’s Warehouse Holdings, Inc. *	2,642	$11,863
Standard Motor Products, Inc.	1,370	46,059
Steelcase, Inc. Class A	5,791	64,685
Sun Country Airlines Holdings, Inc. *	1,101	16,339
Sweetgreen, Inc. Class A *	1,179	13,853
Taylor Morrison Home Corp. *	6,682	284,720
ThredUp, Inc. Class A *	3,742	15,005
Tile Shop Holdings, Inc. *	1,923	10,557
Tilly’s, Inc. Class A *	1,303	10,580
Titan International, Inc. *	3,306	44,400
Titan Machinery, Inc. *	1,278	33,969
Topgolf Callaway Brands Corp. *	9,089	125,792
Traeger, Inc. *	2,493	6,806
Tri Pointe Homes, Inc. *	6,275	171,621
TuSimple Holdings, Inc. Class A *	10,290	16,052
UniFirst Corp.	954	155,512
United Homes Group, Inc. *	332	1,859
Urban Outfitters, Inc. *	2,686	87,805
Vera Bradley, Inc. *	1,701	11,244
Veritiv Corp.	837	141,369
Virgin Galactic Holdings, Inc. *	6,859	12,346
Vista Outdoor, Inc. *	3,648	120,822
Vizio Holding Corp. Class A *	580	3,138
VOXX International Corp. *	866	6,911
VSE Corp.	813	41,008
Weyco Group, Inc.	379	9,608
Winmark Corp.	181	67,537
Winnebago Industries, Inc.	1,877	111,588
Wolverine World Wide, Inc.	510	4,111
Workhorse Group, Inc. *	11,484	4,759
Xperi, Inc. *	2,741	27,026
Xponential Fitness, Inc. Class A *	228	3,534
Zumiez, Inc. *	974	17,337

		9,174,296

Consumer, Non-Cyclical - 15.2%
23andMe Holding Co. Class A *	17,229	16,845
2seventy bio, Inc. *	3,364	13,187
2U, Inc. *	4,860	12,004
4D Molecular Therapeutics, Inc. *	2,257	28,732
Aadi Bioscience, Inc. *	1,143	5,532
Aaron’s Co., Inc.	1,854	19,411
ABM Industries, Inc.	4,225	169,042
Acacia Research Corp. *	2,482	9,059
ACCO Brands Corp.	6,008	34,486
Accolade, Inc. *	271	2,867
ACELYRIN, Inc. *	1,112	11,309
Acrivon Therapeutics, Inc. *	554	5,296
AdaptHealth Corp. *	2,916	26,536
Adaptive Biotechnologies Corp. *	2,010	10,954
Addus HomeCare Corp. *	522	44,469
Adicet Bio, Inc. *	2,267	3,106
ADMA Biologics, Inc. *	6,380	22,840
Adtalem Global Education, Inc. *	2,759	118,223
Agenus, Inc. *	19,243	21,745
Agiliti, Inc. *	253	1,642
Agios Pharmaceuticals, Inc. *	3,542	87,664
Alico, Inc.	425	10,608
Alight, Inc. Class A *	25,344	179,689
Allakos, Inc. *	4,372	9,924
Allogene Therapeutics, Inc. *	4,915	15,581
Allovir, Inc. *	2,855	6,138
Alphatec Holdings, Inc. *	2,998	38,884
Alpine Immune Sciences, Inc. *	981	11,232
Altimmune, Inc. *	3,253	8,458
ALX Oncology Holdings, Inc. *	1,227	5,890
American Well Corp. Class A *	16,309	19,082
Amneal Pharmaceuticals, Inc. *	8,017	33,832
AnaptysBio, Inc. *	224	4,023
Andersons, Inc.	2,051	105,647
AngioDynamics, Inc. *	2,363	17,274

	Shares	Value
ANI Pharmaceuticals, Inc. *	194	$11,264
Anika Therapeutics, Inc. *	920	17,140
Annexon, Inc. *	2,869	6,771
API Group Corp. *	4,356	112,951
Apogee Therapeutics, Inc. *	653	13,909
Arbutus Biopharma Corp. *	2,953	5,995
Arcturus Therapeutics Holdings, Inc. *	1,333	34,058
Arcus Biosciences, Inc. *	2,323	41,698
Ardelyx, Inc. *	4,723	19,270
Arlo Technologies, Inc. *	630	6,489
ARS Pharmaceuticals, Inc. *	1,170	4,423
Artivion, Inc. *	2,049	31,063
Arvinas, Inc. *	207	4,065
ASGN, Inc. *	2,255	184,188
Assertio Holdings, Inc. *	5,738	14,689
Astria Therapeutics, Inc. *	243	1,813
Atara Biotherapeutics, Inc. *	6,024	8,916
Atea Pharmaceuticals, Inc. *	5,227	15,681
AtriCure, Inc. *	812	35,566
Aura Biosciences, Inc. *	1,830	16,415
Avanos Medical, Inc. *	2,966	59,973
Aveanna Healthcare Holdings, Inc. *	1,879	2,236
Avidity Biosciences, Inc. *	4,588	29,271
B&G Foods, Inc.	4,600	45,494
Bakkt Holdings, Inc. *	4,370	5,113
Barrett Business Services, Inc.	47	4,241
Beam Therapeutics, Inc. *	446	10,726
BellRing Brands, Inc. *	6,236	257,110
Benson Hill, Inc. *	11,487	3,808
Beyond Air, Inc. *	384	887
BioAtla, Inc. *	2,915	4,955
BioCryst Pharmaceuticals, Inc. *	3,091	21,884
Biohaven Ltd. *	3,734	97,121
BioLife Solutions, Inc. *	219	3,024
Biote Corp. Class A *	392	2,007
Bluebird Bio, Inc. *	7,071	21,496
Bridgebio Pharma, Inc. *	2,190	57,750
BrightView Holdings, Inc. *	2,692	20,863
Brookdale Senior Living, Inc. *	11,787	48,798
Butterfly Network, Inc. *	8,995	10,614
Cabaletta Bio, Inc. *	191	2,907
Cal-Maine Foods, Inc.	168	8,135
Cano Health, Inc. *	14,849	3,766
Cara Therapeutics, Inc. *	3,351	5,630
CareDx, Inc. *	3,198	22,386
CareMax, Inc. *	5,139	10,895
Caribou Biosciences, Inc. *	4,673	22,337
Carisma Therapeutics, Inc.	1,794	7,589
Cass Information Systems, Inc.	98	3,650
Castle Biosciences, Inc. *	1,004	16,958
Celcuity, Inc. *	1,111	10,155
Celldex Therapeutics, Inc. *	2,186	60,159
Central Garden & Pet Co. *	680	30,015
Central Garden & Pet Co. Class A *	2,415	96,817
Century Therapeutics, Inc. *	1,501	3,002
Chegg, Inc. *	1,128	10,062
Cimpress PLC * (Ireland)	491	34,375
Cipher Mining, Inc. *	2,772	6,459
Citius Pharmaceuticals, Inc. *	6,908	4,728
Cogent Biosciences, Inc. *	2,331	22,727
Coherus Biosciences, Inc. *	1,057	3,953
Community Health Systems, Inc. *	7,735	22,431
Compass Therapeutics, Inc. *	5,320	10,480
CompoSecure, Inc. *	106	684
CoreCivic, Inc. *	7,157	80,516
CorMedix, Inc. *	570	2,109
Crinetics Pharmaceuticals, Inc. *	3,415	101,562
Cross Country Healthcare, Inc. *	1,865	46,233
Cullinan Oncology, Inc. *	1,549	14,018
Cutera, Inc. *	875	5,267
CVRx, Inc. *	134	2,033
Cytokinetics, Inc. *	452	13,316

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Day One Biopharmaceuticals, Inc. *	302	$3,706
Deciphera Pharmaceuticals, Inc. *	2,085	26,521
Deluxe Corp.	2,747	51,891
Design Therapeutics, Inc. *	2,117	4,996
Disc Medicine, Inc. *	45	2,114
Distribution Solutions Group, Inc. *	22	572
Dole PLC	2,021	23,403
Duckhorn Portfolio, Inc. *	2,354	24,152
Dynavax Technologies Corp. *	1,241	18,330
Dyne Therapeutics, Inc. *	1,998	17,902
Eagle Pharmaceuticals, Inc. *	688	10,850
Edgewell Personal Care Co.	3,227	119,270
Edgewise Therapeutics, Inc. *	2,835	16,245
Editas Medicine, Inc. *	5,156	40,217
Embecta Corp.	3,309	49,800
Emerald Holding, Inc. *	1,091	4,931
Emergent BioSolutions, Inc. *	3,326	11,308
Enanta Pharmaceuticals, Inc. *	1,164	13,002
Enhabit, Inc. *	3,145	35,381
Enliven Therapeutics, Inc. *	1,539	21,023
Ennis, Inc.	1,577	33,464
Entrada Therapeutics, Inc. *	1,417	22,389
EQRx, Inc. *	19,813	43,985
Erasca, Inc. *	5,396	10,630
European Wax Center, Inc. Class A *	83	1,345
EyePoint Pharmaceuticals, Inc. *	711	5,681
Fate Therapeutics, Inc. *	4,829	10,237
Fennec Pharmaceuticals, Inc. * (Canada)	815	6,121
FibroGen, Inc. *	6,003	5,180
First Advantage Corp.	3,226	44,487
FiscalNote Holdings, Inc. *	3,530	7,342
Forafric Global PLC * (Gibraltar)	212	2,393
Fresh Del Monte Produce, Inc.	2,170	56,073
Fulgent Genetics, Inc. *	1,291	34,521
Genelux Corp. *	858	21,012
Generation Bio Co. *	2,948	11,173
GEO Group, Inc. *	7,544	61,710
Geron Corp. *	7,955	16,865
Graham Holdings Co. Class B	227	132,341
Graphite Bio, Inc. *	1,754	4,350
Green Dot Corp. Class A *	2,986	41,595
Gritstone bio, Inc. *	5,876	10,107
Hackett Group, Inc.	171	4,034
Hain Celestial Group, Inc. *	5,585	57,916
Healthcare Services Group, Inc.	148	1,544
Heidrick & Struggles International, Inc.	1,302	32,576
Helen of Troy Ltd. *	1,534	178,803
Herbalife Ltd. *	1,635	22,874
HF Foods Group, Inc. *	2,381	9,453
HilleVax, Inc. *	1,078	14,499
Hostess Brands, Inc. *	6,898	229,772
Humacyte, Inc. *	235	689
Icosavax, Inc. *	1,865	14,454
Ideaya Biosciences, Inc. *	1,205	32,511
IGM Biosciences, Inc. *	805	6,722
Ikena Oncology, Inc. *	1,355	5,867
Immuneering Corp. Class A *	330	2,534
ImmunityBio, Inc. *	1,257	2,124
ImmunoGen, Inc. *	6,350	100,774
Inari Medical, Inc. *	236	15,434
Information Services Group, Inc.	896	3,924
Ingles Markets, Inc. Class A	902	67,948
Inhibrx, Inc. *	780	14,313
Innoviva, Inc. *	3,309	42,984
Inogen, Inc. *	1,626	8,488
Inozyme Pharma, Inc. *	2,184	9,173
Integer Holdings Corp. *	2,100	164,703
Intellia Therapeutics, Inc. *	4,798	151,713
Invitae Corp. *	2,973	1,799
Iovance Biotherapeutics, Inc. *	14,474	65,857
Ironwood Pharmaceuticals, Inc. *	5,302	51,058
iTeos Therapeutics, Inc. *	1,633	17,881

	Shares	Value
Janux Therapeutics, Inc. *	1,087	$10,957
John Wiley & Sons, Inc. Class A	2,744	101,994
KalVista Pharmaceuticals, Inc. *	1,493	14,378
Kelly Services, Inc. Class A	2,068	37,617
Kezar Life Sciences, Inc. *	4,886	5,814
Kiniksa Pharmaceuticals Ltd. Class A *	1,968	34,184
Kodiak Sciences, Inc. *	2,208	3,974
Korn Ferry	3,308	156,932
Krispy Kreme, Inc.	3,735	46,575
Kura Oncology, Inc. *	4,417	40,283
Larimar Therapeutics, Inc. *	1,636	6,462
Laureate Education, Inc.	1,197	16,878
Lexicon Pharmaceuticals, Inc. *	2,918	3,181
LifeStance Health Group, Inc. *	3,209	22,046
Ligand Pharmaceuticals, Inc. *	905	54,228
Limoneira Co.	1,102	16,883
Lincoln Educational Services Corp. *	1,615	13,647
Liquidia Corp. *	867	5,497
LivaNova PLC *	3,214	169,956
LiveRamp Holdings, Inc. *	4,194	120,955
Longboard Pharmaceuticals, Inc. *	600	3,336
Lyell Immunopharma, Inc. *	11,506	16,914
MacroGenics, Inc. *	2,825	13,164
MannKind Corp. *	3,096	12,786
MarketWise, Inc.	2,302	3,683
Marqeta, Inc. Class A *	26,853	160,581
Matthews International Corp. Class A	1,379	53,657
MaxCyte, Inc. *	4,910	15,319
MeiraGTx Holdings PLC *	655	3,216
Mersana Therapeutics, Inc. *	2,698	3,426
MiMedx Group, Inc. *	7,417	54,070
Mineralys Therapeutics, Inc. *	681	6,476
Mission Produce, Inc. *	2,742	26,543
Monro, Inc.	1,986	55,151
Monte Rosa Therapeutics, Inc. *	1,787	8,560
Morphic Holding, Inc. *	229	5,246
Multiplan Corp. *	24,464	41,100
Myriad Genetics, Inc. *	5,189	83,232
Nano-X Imaging Ltd. * (Israel)	2,796	18,342
NanoString Technologies, Inc. *	155	267
National HealthCare Corp.	792	50,672
Natural Grocers by Vitamin Cottage, Inc.	591	7,630
Nature’s Sunshine Products, Inc. *	844	13,985
Nautilus Biotechnology, Inc. SPAC *	2,726	8,614
Neogen Corp. *	13,799	255,833
NeoGenomics, Inc. *	7,344	90,331
Nevro Corp. *	1,475	28,349
NGM Biopharmaceuticals, Inc. *	3,058	3,272
Nkarta, Inc. *	1,957	2,720
Novavax, Inc. *	1,150	8,326
Nurix Therapeutics, Inc. *	2,870	22,558
Nuvation Bio, Inc. *	8,569	11,482
Ocean Biomedical, Inc. *	525	2,048
Olema Pharmaceuticals, Inc. *	1,619	19,995
Omeros Corp. *	2,387	6,970
OmniAb, Inc. *	5,745	29,817
Omnicell, Inc. *	1,459	65,713
OPKO Health, Inc. *	25,767	41,227
OraSure Technologies, Inc. *	4,523	26,821
Organogenesis Holdings, Inc. *	4,248	13,509
ORIC Pharmaceuticals, Inc. *	2,352	14,230
Orthofix Medical, Inc. *	2,179	28,022
OrthoPediatrics Corp. *	109	3,488
Oscar Health, Inc. Class A *	9,192	51,199
Ovid therapeutics, Inc. *	3,797	14,580
Owens & Minor, Inc. *	4,667	75,419
Pacific Biosciences of California, Inc. *	7,316	61,089
Patterson Cos., Inc.	4,268	126,504
Paysafe Ltd. *	2,019	24,208
Pediatrix Medical Group, Inc. *	5,370	68,253
PepGen, Inc. *	471	2,393
Perdoceo Education Corp.	4,218	72,128

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Performant Financial Corp. *	1,147	$2,592
PetIQ, Inc. *	263	5,181
Phathom Pharmaceuticals, Inc. *	1,431	14,839
Phibro Animal Health Corp. Class A	916	11,697
PMV Pharmaceuticals, Inc. *	2,337	14,349
Point Biopharma Global, Inc. SPAC *	5,596	37,325
Poseida Therapeutics, Inc. *	4,514	10,743
Precigen, Inc. *	9,035	12,830
Prelude Therapeutics, Inc. *	564	1,743
Prestige Consumer Healthcare, Inc. *	3,132	179,119
Primo Water Corp.	8,605	118,749
PROG Holdings, Inc. *	2,356	78,243
ProKidney Corp. *	2,077	9,513
Protagonist Therapeutics, Inc. *	1,335	22,268
Protalix BioTherapeutics, Inc. *	3,474	5,767
PTC Therapeutics, Inc. *	890	19,945
Pulse Biosciences, Inc. *	715	2,881
Quad/Graphics, Inc. *	1,872	9,416
Quanex Building Products Corp.	2,130	60,002
Quanterix Corp. *	1,856	50,372
Quantum-Si, Inc. *	6,137	10,187
Rallybio Corp. *	2,065	6,959
RAPT Therapeutics, Inc. *	488	8,111
Recursion Pharmaceuticals, Inc. Class A *	8,653	66,195
REGENXBIO, Inc. *	2,499	41,134
Relay Therapeutics, Inc. *	5,765	48,484
Reneo Pharmaceuticals, Inc. *	320	2,437
Rent the Runway, Inc. Class A *	3,138	2,136
Repay Holdings Corp. *	5,098	38,694
Replimune Group, Inc. *	2,567	43,921
Resources Connection, Inc.	2,137	31,863
Rigel Pharmaceuticals, Inc. *	1,943	2,098
Riot Platforms, Inc. *	3,277	30,574
Rocket Pharmaceuticals, Inc. *	442	9,057
Sabre Corp. *	15,920	71,481
Sage Therapeutics, Inc. *	215	4,425
Sagimet Biosciences, Inc. Class A *	187	1,646
Sana Biotechnology, Inc. *	5,215	20,182
Sangamo Therapeutics, Inc. *	9,427	5,654
Savara, Inc. *	5,285	19,977
Scholar Rock Holding Corp. *	2,674	18,985
Scilex Holding Co. *	6,404	8,966
SEACOR Marine Holdings, Inc. *	1,566	21,736
Seer, Inc. *	3,871	8,555
Selecta Biosciences, Inc. *	5,775	6,121
Seneca Foods Corp. Class A *	354	19,056
Seres Therapeutics, Inc. *	2,175	5,176
SomaLogic, Inc. *	9,559	22,846
SpartanNash Co.	2,248	49,456
Sterling Check Corp. *	1,854	23,397
Stoke Therapeutics, Inc. *	1,852	7,297
StoneCo Ltd. Class A * (Brazil)	7,215	76,984
Strategic Education, Inc.	1,446	108,811
SunOpta, Inc. * (Canada)	159	536
Surgery Partners, Inc. *	375	10,969
Sutro Biopharma, Inc. *	4,028	13,977
Syndax Pharmaceuticals, Inc. *	734	10,658
Tango Therapeutics, Inc. *	2,827	31,832
Taro Pharmaceutical Industries Ltd. *	547	20,627
Tarsus Pharmaceuticals, Inc. *	1,540	27,366
Tejon Ranch Co. *	1,299	21,070
Tenaya Therapeutics, Inc. *	2,983	7,607
Terns Pharmaceuticals, Inc. *	947	4,763
Textainer Group Holdings Ltd. (China)	2,656	98,936
Theravance Biopharma, Inc. *	3,498	30,188
Theseus Pharmaceuticals, Inc. *	1,277	3,435
Third Harmonic Bio, Inc. *	1,315	8,403
Thorne HealthTech, Inc. *	519	5,289
Travere Therapeutics, Inc. *	416	3,719
TreeHouse Foods, Inc. *	2,886	125,772
Trevi Therapeutics, Inc. *	2,726	5,943
Triton International Ltd. * (Bermuda)	2,945	242,256

	Shares	Value
TrueBlue, Inc. *	1,987	$29,149
Turnstone Biologics Corp. *	424	1,671
Twist Bioscience Corp. *	3,627	73,483
Tyra Biosciences, Inc. *	595	8,193
United Natural Foods, Inc. *	3,702	52,346
Universal Corp.	1,525	71,995
Universal Technical Institute, Inc. *	1,660	13,911
Upbound Group, Inc.	227	6,685
UroGen Pharma Ltd. *	209	2,928
Utah Medical Products, Inc.	9	774
V2X, Inc. *	707	36,524
Vanda Pharmaceuticals, Inc. *	3,424	14,792
Varex Imaging Corp. *	2,407	45,228
Vector Group Ltd.	7,629	81,173
Vera Therapeutics, Inc. *	1,059	14,519
Veracyte, Inc. *	4,642	103,656
Verve Therapeutics, Inc. *	3,235	42,896
Vicarious Surgical, Inc. *	2,496	1,474
Vigil Neuroscience, Inc. *	1,036	5,584
Village Super Market, Inc. Class A	537	12,158
Vir Biotechnology, Inc. *	5,048	47,300
Viridian Therapeutics, Inc. *	600	9,204
Vor BioPharma, Inc. *	2,509	5,319
Waldencast PLC Class A *	2,240	21,101
WaVe Life Sciences Ltd. *	3,832	22,034
Weis Markets, Inc.	1,057	66,591
Willdan Group, Inc. *	793	16,201
WW International, Inc. *	3,498	38,723
X4 Pharmaceuticals, Inc. *	4,226	4,606
Xencor, Inc. *	1,610	32,441
XOMA Corp. *	448	6,312
Y-mAbs Therapeutics, Inc. *	1,283	6,992
Zevia PBC Class A *	733	1,627
Zevra Therapeutics, Inc. *	2,327	11,216
Zimvie, Inc. *	1,583	14,896
Zura Bio Ltd. * (United Kingdom)	840	5,544
Zymeworks, Inc. *	3,500	22,190

		11,375,188

Energy - 10.5%
Alpha Metallurgical Resources, Inc.	741	192,460
Amplify Energy Corp. *	2,438	17,919
Arch Resources, Inc.	1,167	199,160
Archrock, Inc.	7,280	91,728
Aris Water Solutions, Inc. Class A	1,870	18,663
Atlas Energy Solutions, Inc. Class A	819	18,206
Berry Corp.	4,841	39,696
Bristow Group, Inc. *	1,472	41,466
California Resources Corp.	4,568	255,854
Callon Petroleum Co. *	3,912	153,037
Chord Energy Corp.	2,663	431,592
Civitas Resources, Inc.	4,399	355,747
Cleanspark, Inc. *	6,147	23,420
CNX Resources Corp. *	10,120	228,510
Comstock Resources, Inc.	5,782	63,775
CONSOL Energy, Inc.	2,126	223,039
Core Laboratories, Inc.	2,023	48,572
Crescent Energy Co. Class A	1,534	19,390
CVR Energy, Inc.	191	6,500
Delek U.S. Holdings, Inc.	4,150	117,902
Diamond Offshore Drilling, Inc. *	6,391	93,820
DMC Global, Inc. *	893	21,852
Dril-Quip, Inc. *	2,139	60,256
Earthstone Energy, Inc. Class A *	3,602	72,904
Energy Vault Holdings, Inc. *	6,042	15,407
Eneti, Inc.	1,664	16,773
Eos Energy Enterprises, Inc. *	938	2,017
Equitrans Midstream Corp.	19,695	184,542
Excelerate Energy, Inc. Class A	282	4,805
Expro Group Holdings NV *	3,525	81,886
Forum Energy Technologies, Inc. *	623	14,964

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
FuelCell Energy, Inc. *	26,259	$33,612
FutureFuel Corp.	1,658	11,888
Gevo, Inc. *	14,804	17,617
Golar LNG Ltd. (Cameroon)	6,053	146,846
Granite Ridge Resources, Inc.	1,738	10,602
Green Plains, Inc. *	3,028	91,143
Gulfport Energy Corp. *	696	82,587
Hallador Energy Co. *	1,433	20,664
Helix Energy Solutions Group, Inc. *	9,151	102,217
Helmerich & Payne, Inc.	6,185	260,760
HighPeak Energy, Inc.	180	3,038
Kinetik Holdings, Inc.	968	32,670
KLX Energy Services Holdings, Inc. *	728	8,627
Kodiak Gas Services, Inc. *	636	11,372
Liberty Energy, Inc.	9,949	184,256
Magnolia Oil & Gas Corp. Class A	708	16,220
Mammoth Energy Services, Inc. *	1,483	6,881
Matador Resources Co.	5,945	353,609
Maxeon Solar Technologies Ltd. *	542	6,282
Murphy Oil Corp.	9,446	428,376
Nabors Industries Ltd. *	53	6,526
NACCO Industries, Inc. Class A	288	10,100
Newpark Resources, Inc. *	4,887	33,769
Noble Corp. PLC	1,208	61,185
Northern Oil & Gas, Inc.	593	23,856
NOW, Inc. *	6,717	79,731
Oil States International, Inc. *	4,046	33,865
Par Pacific Holdings, Inc. *	2,182	78,421
Patterson-UTI Energy, Inc.	21,136	292,522
PBF Energy, Inc. Class A	7,238	387,450
Peabody Energy Corp.	7,912	205,633
Permian Resources Corp.	14,742	205,798
PrimeEnergy Resources Corp. *	40	4,640
ProFrac Holding Corp. Class A *	1,311	14,264
ProPetro Holding Corp. *	6,207	65,980
Ramaco Resources, Inc. Class A	1,497	16,452
Ramaco Resources, Inc. Class B *	299	3,567
Ranger Energy Services, Inc.	1,024	14,520
REX American Resources Corp. *	762	31,029
Ring Energy, Inc. *	7,327	14,288
RPC, Inc.	5,393	48,213
SandRidge Energy, Inc.	1,583	24,790
Seadrill Ltd. * (Norway)	3,214	143,955
Select Water Solutions, Inc.	5,138	40,847
SilverBow Resources, Inc. *	1,008	36,056
Sitio Royalties Corp. Class A	2,875	69,604
SM Energy Co.	7,620	302,133
Solaris Oilfield Infrastructure, Inc. Class A	1,745	18,602
Stem, Inc. *	9,160	38,838
SunCoke Energy, Inc.	5,417	54,983
Sunnova Energy International, Inc. *	3,351	35,085
Talos Energy, Inc. *	7,071	116,247
Tellurian, Inc. *	31,613	36,671
U.S. Silica Holdings, Inc. *	4,815	67,603
VAALCO Energy, Inc.	5,929	26,028
Verde Clean Fuels, Inc. *	333	1,255
Vital Energy, Inc. *	1,062	58,856
Vitesse Energy, Inc.	1,578	36,120
Warrior Met Coal, Inc.	3,295	168,309

		7,852,920

Financial - 33.7%
1st Source Corp.	1,085	45,668
Acadia Realty Trust REIT	6,061	86,975
ACNB Corp.	575	18,176
AFC Gamma, Inc. REIT	985	11,564
Alerus Financial Corp.	1,126	20,471
Alexander & Baldwin, Inc. REIT *	4,764	79,702
Alpine Income Property Trust, Inc. REIT	850	13,906
Amalgamated Financial Corp.	1,130	19,459
Ambac Financial Group, Inc. *	2,889	34,841

	Shares	Value
Amerant Bancorp, Inc.	1,634	$28,497
American Assets Trust, Inc. REIT	3,103	60,353
American Coastal Insurance Corp. Class C *	1,278	9,406
American Equity Investment Life Holding Co. *	4,938	264,874
American National Bankshares, Inc.	669	25,382
American Realty Investors, Inc. *	146	2,135
Ameris Bancorp	4,184	160,624
AMERISAFE, Inc.	598	29,942
Ames National Corp.	543	9,008
Angel Oak Mortgage REIT, Inc.	848	7,233
Anywhere Real Estate, Inc. *	6,359	40,888
Apartment Investment & Management Co. Class A REIT *	9,571	65,083
Apollo Commercial Real Estate Finance, Inc. REIT	9,120	92,386
Apple Hospitality REIT, Inc.	13,791	211,554
Arbor Realty Trust, Inc. REIT	11,438	173,629
Ares Commercial Real Estate Corp. REIT	3,382	32,197
Argo Group International Holdings Ltd.	2,053	61,262
Armada Hoffler Properties, Inc. REIT	4,351	44,554
ARMOUR Residential REIT, Inc.	14,404	61,217
Arrow Financial Corp.	1,023	17,408
Artisan Partners Asset Management, Inc. Class A	1,045	39,104
Associated Banc-Corp.	9,553	163,452
Atlantic Union Bankshares Corp.	4,802	138,202
Atlanticus Holdings Corp. *	308	9,335
Avantax, Inc. *	294	7,521
Axos Financial, Inc. *	3,187	120,660
Banc of California, Inc.	3,391	41,981
BancFirst Corp.	1,208	104,770
Banco Latinoamericano de Comercio Exterior SA (Panama)	1,721	36,485
Bank First Corp.	587	45,287
Bank of Hawaii Corp.	2,445	121,492
Bank of Marin Bancorp	983	17,969
Bank of NT Butterfield & Son Ltd. (Bermuda)	2,961	80,184
Bank7 Corp.	141	3,174
BankUnited, Inc.	4,757	107,984
Bankwell Financial Group, Inc.	360	8,737
Banner Corp.	2,154	91,287
Bar Harbor Bankshares	952	22,496
BayCom Corp.	711	13,658
BCB Bancorp, Inc.	1,022	11,385
Berkshire Hills Bancorp, Inc.	2,842	56,982
BGC Group, Inc. Class A	10,405	54,938
Bit Digital, Inc. * (China)	4,150	8,881
Blackstone Mortgage Trust, Inc. Class A REIT	10,982	238,859
Blue Foundry Bancorp *	1,569	13,133
Blue Ridge Bankshares, Inc.	1,210	5,469
Braemar Hotels & Resorts, Inc. REIT	4,221	11,692
Brandywine Realty Trust REIT	10,915	49,554
Bread Financial Holdings, Inc.	3,232	110,534
Bridgewater Bancshares, Inc. *	1,270	12,040
Brightsphere Investment Group, Inc.	1,276	24,742
BrightSpire Capital, Inc. REIT	8,132	50,906
Broadstone Net Lease, Inc. REIT	11,952	170,914
Brookline Bancorp, Inc.	5,692	51,854
BRT Apartments Corp. REIT	754	13,022
Burke & Herbert Financial Services Corp.	387	17,982
Business First Bancshares, Inc.	1,546	29,003
Byline Bancorp, Inc.	1,608	31,694
C&F Financial Corp.	190	10,184
Cadence Bank	11,579	245,706
Cambridge Bancorp	499	31,083
Camden National Corp.	946	26,696
Cannae Holdings, Inc. *	4,615	86,024
Capital Bancorp, Inc.	639	12,224
Capital City Bank Group, Inc.	541	16,138
Capitol Federal Financial, Inc.	8,273	39,462
Capstar Financial Holdings, Inc.	1,270	18,021
CareTrust REIT, Inc.	5,908	121,114
Carter Bankshares, Inc. *	1,538	19,271
Cathay General Bancorp	4,421	153,674

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
CBL & Associates Properties, Inc. REIT	505	$10,595
Centerspace REIT	994	59,898
Central Pacific Financial Corp.	1,693	28,239
Central Valley Community Bancorp	655	9,242
Chatham Lodging Trust REIT	3,244	31,045
Chemung Financial Corp.	198	7,843
Chicago Atlantic Real Estate Finance, Inc. REIT	1,064	15,662
Chimera Investment Corp. REIT	14,829	80,966
ChoiceOne Financial Services, Inc.	411	8,072
Citizens & Northern Corp.	958	16,813
Citizens Financial Services, Inc.	212	10,159
City Holding Co.	855	77,249
City Office REIT, Inc.	2,510	10,668
Civista Bancshares, Inc.	1,050	16,275
Claros Mortgage Trust, Inc. REIT	5,890	65,261
Clipper Realty, Inc. REIT	449	2,326
CNB Financial Corp.	1,304	23,615
CNO Financial Group, Inc.	7,219	171,307
Codorus Valley Bancorp, Inc.	592	11,035
Colony Bankcorp, Inc.	1,042	10,415
Columbia Financial, Inc. *	1,182	18,569
Community Bank System, Inc.	3,391	143,134
Community Healthcare Trust, Inc. REIT	596	17,701
Community Trust Bancorp, Inc.	988	33,849
Compass Diversified Holdings	4,020	75,455
Compass, Inc. Class A *	2,979	8,639
ConnectOne Bancorp, Inc.	2,345	41,811
Consumer Portfolio Services, Inc. *	502	4,553
COPT Defense Properties REIT	7,170	170,861
CrossFirst Bankshares, Inc. *	2,892	29,180
CTO Realty Growth, Inc. REIT	1,426	23,115
Cushman & Wakefield PLC *	7,949	60,571
Customers Bancorp, Inc. *	1,812	62,423
CVB Financial Corp.	8,497	140,795
DiamondRock Hospitality Co. REIT	13,649	109,601
Dime Community Bancshares, Inc.	2,204	43,992
Diversified Healthcare Trust REIT	15,626	30,314
Donegal Group, Inc. Class A	888	12,658
Douglas Elliman, Inc.	5,541	12,523
Douglas Emmett, Inc. REIT	8,144	103,917
Dynex Capital, Inc. REIT	3,302	39,426
Eagle Bancorp, Inc.	1,865	40,004
Easterly Government Properties, Inc. REIT	5,917	67,631
Eastern Bankshares, Inc.	9,810	123,017
eHealth, Inc. *	1,073	7,940
Ellington Financial, Inc. REIT	4,011	50,017
Elme Communities REIT	5,483	74,788
Empire State Realty Trust, Inc. Class A REIT	8,505	68,380
Employers Holdings, Inc.	1,669	66,677
Enact Holdings, Inc.	1,932	52,608
Encore Capital Group, Inc. *	1,501	71,688
Enova International, Inc. *	1,910	97,162
Enstar Group Ltd. *	759	183,678
Enterprise Bancorp, Inc.	622	17,030
Enterprise Financial Services Corp.	2,327	87,263
Equity Bancshares, Inc. Class A	965	23,228
Equity Commonwealth REIT	6,697	123,024
Esquire Financial Holdings, Inc.	29	1,325
ESSA Bancorp, Inc.	511	7,670
Essent Group Ltd.	6,731	318,309
Essential Properties Realty Trust, Inc. REIT	8,884	192,161
Evans Bancorp, Inc.	313	8,388
F&G Annuities & Life, Inc.	1,084	30,417
Farmers & Merchants Bancorp, Inc.	822	14,410
Farmers National Banc Corp.	2,307	26,669
Farmland Partners, Inc. REIT	3,042	31,211
FB Financial Corp.	2,295	65,086
Federal Agricultural Mortgage Corp. Class C	486	74,990
Fidelis Insurance Holdings Ltd. * (Bermuda)	701	10,291
Fidelity D&D Bancorp, Inc.	300	13,620
Finance Of America Cos., Inc. Class A *	3,068	3,927
Financial Institutions, Inc.	929	15,635

	Shares	Value
First BanCorp	10,257	$138,059
First Bancorp, Inc.	691	16,239
First Bancshares, Inc.	1,951	52,618
First Bank	1,365	14,715
First Busey Corp.	3,284	63,118
First Business Financial Services, Inc.	485	14,555
First Commonwealth Financial Corp.	6,461	78,889
First Community Bankshares, Inc.	1,130	33,279
First Community Corp.	495	8,549
First Financial Bancorp	6,009	117,776
First Financial Corp.	788	26,642
First Foundation, Inc.	3,256	19,796
First Interstate BancSystem, Inc. Class A	5,229	130,411
First Merchants Corp.	3,732	103,824
First Mid Bancshares, Inc.	1,245	33,067
First of Long Island Corp.	1,361	15,665
First Western Financial, Inc. *	482	8,748
FirstCash Holdings, Inc.	2,572	72,376
Five Star Bancorp	515	10,331
Flushing Financial Corp.	1,798	23,608
Forge Global Holdings, Inc. *	6,721	13,644
Four Corners Property Trust, Inc. REIT	5,001	110,972
Franklin BSP Realty Trust, Inc. REIT	5,205	68,914
FRP Holdings, Inc. *	435	23,477
FS Bancorp, Inc.	360	10,620
FTAI Infrastructure, Inc.	6,375	20,528
Fulton Financial Corp.	10,453	126,586
FVCBankcorp, Inc. *	1,004	12,861
GCM Grosvenor, Inc. Class A	277	2,150
Genworth Financial, Inc. Class A *	30,164	176,761
German American Bancorp, Inc.	1,803	48,843
Getty Realty Corp. REIT	2,903	80,500
Glacier Bancorp, Inc.	7,077	201,695
Gladstone Commercial Corp. REIT	2,194	26,679
Gladstone Land Corp. REIT	2,146	30,538
Global Medical REIT, Inc.	4,075	36,553
Global Net Lease, Inc. REIT	12,545	120,557
GoHealth, Inc. Class A *	282	4,086
Granite Point Mortgage Trust, Inc. REIT	3,299	16,099
Great Southern Bancorp, Inc.	597	28,608
Greene County Bancorp, Inc.	223	5,363
Greenlight Capital Re Ltd. Class A *	1,508	16,196
Guaranty Bancshares, Inc.	578	16,583
Hamilton Lane, Inc. Class A	943	85,285
Hancock Whitney Corp.	5,523	204,296
Hanmi Financial Corp.	1,913	31,048
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	6,073	128,748
HarborOne Bancorp, Inc.	2,615	24,895
HBT Financial, Inc.	915	16,690
Heartland Financial USA, Inc.	2,692	79,226
Heritage Commerce Corp.	3,902	33,050
Heritage Financial Corp.	2,298	37,480
Hersha Hospitality Trust Class A REIT	1,974	19,464
Hilltop Holdings, Inc.	3,006	85,250
Hingham Institution For Savings	97	18,115
Hippo Holdings, Inc. *	730	5,818
Home Bancorp, Inc.	448	14,278
Home BancShares, Inc.	12,080	252,955
HomeStreet, Inc.	1,083	8,437
HomeTrust Bancshares, Inc.	745	16,144
Hope Bancorp, Inc.	7,280	64,428
Horace Mann Educators Corp.	2,539	74,596
Horizon Bancorp, Inc.	2,866	30,609
Hudson Pacific Properties, Inc. REIT	8,897	59,165
Independence Realty Trust, Inc. REIT	14,466	203,537
Independent Bank Corp.	2,826	138,728
Independent Bank Corp. MI	1,249	22,907
Independent Bank Group, Inc.	2,291	90,609
Innovative Industrial Properties, Inc. REIT	1,776	134,372
International Bancshares Corp.	3,434	148,830
InvenTrust Properties Corp. REIT	4,386	104,431

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Invesco Mortgage Capital, Inc. REIT	2,789	$27,918
Investors Title Co.	58	8,589
Jackson Financial, Inc. Class A	5,179	197,941
James River Group Holdings Ltd.	2,305	35,382
JBG SMITH Properties REIT	6,930	100,208
John Marshall Bancorp, Inc.	797	14,226
Kearny Financial Corp.	3,613	25,038
Kennedy-Wilson Holdings, Inc.	7,601	112,039
Kite Realty Group Trust REIT	13,916	298,081
KKR Real Estate Finance Trust, Inc. REIT	3,803	45,142
Ladder Capital Corp. REIT	7,139	73,246
Lakeland Bancorp, Inc.	4,056	51,187
Lakeland Financial Corp.	1,473	69,909
LCNB Corp.	626	8,933
Legacy Housing Corp. *	660	12,811
Lemonade, Inc. *	2,695	31,316
LendingClub Corp. *	6,896	42,066
LendingTree, Inc. *	471	7,301
Live Oak Bancshares, Inc.	2,136	61,837
LTC Properties, Inc. REIT	2,619	84,148
Luther Burbank Corp.	933	7,837
LXP Industrial Trust REIT	18,417	163,911
Macatawa Bank Corp.	1,744	15,626
Macerich Co. REIT	13,814	150,711
Maiden Holdings Ltd. *	5,646	9,937
MainStreet Bancshares, Inc.	405	8,319
Marcus & Millichap, Inc.	928	27,228
MBIA, Inc. *	3,097	22,329
Mercantile Bank Corp.	1,026	31,714
Merchants Bancorp	1,028	28,496
Mercury General Corp.	1,727	48,408
Metrocity Bankshares, Inc.	1,188	23,380
Metropolitan Bank Holding Corp. *	613	22,240
MFA Financial, Inc. REIT	6,530	62,753
Mid Penn Bancorp, Inc.	865	17,412
Middlefield Banc Corp.	474	12,044
Midland States Bancorp, Inc.	1,367	28,078
MidWestOne Financial Group, Inc.	903	18,358
Moelis & Co. Class A	1,739	78,481
Mr Cooper Group, Inc. *	4,167	223,185
MVB Financial Corp.	728	16,438
National Bank Holdings Corp. Class A	2,236	66,543
National Bankshares, Inc.	332	8,313
National Health Investors, Inc. REIT	2,413	123,932
National Western Life Group, Inc. Class A	147	64,311
Navient Corp.	5,672	97,672
NBT Bancorp, Inc.	2,695	85,405
Nelnet, Inc. Class A	920	82,174
NETSTREIT Corp. REIT	4,250	66,215
New York Mortgage Trust, Inc. REIT	5,744	48,767
Newmark Group, Inc. Class A	8,871	57,041
NewtekOne, Inc.	1,483	21,874
NexPoint Diversified Real Estate Trust REIT	2,074	18,065
Nexpoint Real Estate Finance, Inc. REIT	597	9,767
NexPoint Residential Trust, Inc. REIT	1,029	33,113
NI Holdings, Inc. *	512	6,589
Nicolet Bankshares, Inc.	832	58,057
NMI Holdings, Inc. Class A *	4,782	129,544
Northeast Bank	416	18,346
Northeast Community Bancorp, Inc.	837	12,354
Northfield Bancorp, Inc.	2,752	26,006
Northrim BanCorp, Inc.	357	14,144
Northwest Bancshares, Inc.	8,175	83,630
Norwood Financial Corp.	426	10,974
Oak Valley Bancorp	434	10,885
OceanFirst Financial Corp.	3,719	53,814
Ocwen Financial Corp. *	421	10,895
Office Properties Income Trust REIT	2,931	12,017
OFG Bancorp	2,947	87,997
Old National Bancorp	18,579	270,139
Old Second Bancorp, Inc.	2,802	38,135
One Liberty Properties, Inc. REIT	1,048	19,776

	Shares	Value
OppFi, Inc. *	431	$1,086
Orange County Bancorp, Inc.	310	13,383
Orchid Island Capital, Inc. REIT	2,777	23,632
Origin Bancorp, Inc.	1,901	54,882
Orion Office REIT, Inc.	3,770	19,642
Orrstown Financial Services, Inc.	625	13,131
Outfront Media, Inc. REIT	5,132	51,833
Pacific Premier Bancorp, Inc.	6,062	131,909
PacWest Bancorp	7,477	59,143
Pagseguro Digital Ltd. Class A * (Brazil)	4,925	42,404
Paramount Group, Inc. REIT	11,796	54,498
Park National Corp.	907	85,730
Parke Bancorp, Inc.	639	10,409
Pathward Financial, Inc.	1,124	51,805
PCB Bancorp	660	10,197
Peakstone Realty Trust REIT *	2,283	37,989
Peapack-Gladstone Financial Corp.	1,096	28,112
Pebblebrook Hotel Trust REIT	7,734	105,105
Penns Woods Bancorp, Inc.	364	7,673
PennyMac Financial Services, Inc.	1,511	100,633
PennyMac Mortgage Investment Trust REIT	5,572	69,093
Peoples Bancorp, Inc.	2,122	53,856
Peoples Financial Services Corp.	444	17,804
Phillips Edison & Co., Inc. REIT	6,228	208,887
Physicians Realty Trust REIT	15,165	184,861
Piedmont Office Realty Trust, Inc. Class A REIT	8,152	45,814
Pioneer Bancorp, Inc. *	681	5,816
Piper Sandler Cos.	189	27,464
Plumas Bancorp	273	9,320
Plymouth Industrial REIT, Inc.	2,769	58,011
Ponce Financial Group, Inc. *	1,319	10,315
Postal Realty Trust, Inc. Class A REIT	1,151	15,539
PotlatchDeltic Corp. REIT	5,030	228,312
PRA Group, Inc. *	2,480	47,641
Preferred Bank	439	27,328
Premier Financial Corp.	2,326	39,682
Primis Financial Corp.	1,296	10,562
Princeton Bancorp, Inc.	309	8,958
ProAssurance Corp.	3,381	63,867
Provident Financial Services, Inc.	4,650	71,099
QCR Holdings, Inc.	1,074	52,110
Radian Group, Inc.	10,014	251,452
RBB Bancorp	1,048	13,393
RE/MAX Holdings, Inc. Class A	1,141	14,765
Ready Capital Corp. REIT	10,220	103,324
Red River Bancshares, Inc.	310	14,248
Redwood Trust, Inc. REIT	7,233	51,571
Regional Management Corp.	484	13,397
Renasant Corp.	3,505	91,796
Republic Bancorp, Inc. Class A	565	24,888
Retail Opportunity Investments Corp. REIT	8,022	99,312
RLJ Lodging Trust REIT	10,007	97,969
RMR Group, Inc. Class A	339	8,312
RPT Realty REIT	5,491	57,985
S&T Bancorp, Inc.	2,511	67,998
Sabra Health Care REIT, Inc.	14,856	207,093
Safehold, Inc. REIT	2,773	49,359
Safety Insurance Group, Inc.	915	62,394
Sandy Spring Bancorp, Inc.	2,869	61,483
Saul Centers, Inc. REIT	79	2,786
Sculptor Capital Management, Inc.	522	6,055
Seacoast Banking Corp. of Florida	5,373	117,991
Security National Financial Corp. Class A *	666	5,221
Selectquote, Inc. *	8,384	9,809
Service Properties Trust REIT	10,421	80,137
ServisFirst Bancshares, Inc.	2,139	111,592
Shore Bancshares, Inc.	1,940	20,409
Sierra Bancorp	856	16,230
Simmons First National Corp. Class A	8,053	136,579
SiriusPoint Ltd. * (Bermuda)	5,189	52,772
SITE Centers Corp. REIT	12,285	151,474
Skyward Specialty Insurance Group, Inc. *	1,079	29,521

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
SL Green Realty Corp. REIT	3,913	$145,955
SmartFinancial, Inc.	998	21,327
South Plains Financial, Inc.	782	20,676
Southern First Bancshares, Inc. *	493	13,281
Southern Missouri Bancorp, Inc.	554	21,434
Southern States Bancshares, Inc.	389	8,788
Southside Bancshares, Inc.	1,889	54,214
SouthState Corp.	4,837	325,820
Star Holdings REIT *	859	10,755
Stellar Bancorp, Inc.	2,962	63,150
Sterling Bancorp, Inc. *	1,330	7,767
Stewart Information Services Corp.	1,732	75,862
Stock Yards Bancorp, Inc.	217	8,526
StoneX Group, Inc. *	1,007	97,598
Stratus Properties, Inc. *	358	9,809
Summit Financial Group, Inc.	697	15,710
Summit Hotel Properties, Inc. REIT	6,775	39,295
Sunstone Hotel Investors, Inc. REIT	13,220	123,607
SWK Holdings Corp. *	92	1,449
Tanger Factory Outlet Centers, Inc. REIT	3,438	77,699
Terreno Realty Corp. REIT	5,233	297,234
Texas Capital Bancshares, Inc. *	3,060	180,234
Third Coast Bancshares, Inc. *	734	12,551
Timberland Bancorp, Inc.	405	10,976
Tiptree, Inc.	1,179	19,760
Tompkins Financial Corp.	854	41,837
Towne Bank	4,429	101,557
TPG RE Finance Trust, Inc. REIT	4,475	30,117
Transcontinental Realty Investors, Inc. REIT *	99	3,031
TriCo Bancshares	2,007	64,284
Triumph Financial, Inc. *	1,409	91,289
TrustCo Bank Corp.	1,157	31,575
Trustmark Corp.	3,860	83,878
Two Harbors Investment Corp. REIT	6,253	82,790
UMB Financial Corp.	2,816	174,733
UMH Properties, Inc. REIT	2,919	40,924
United Bankshares, Inc.	8,329	229,797
United Community Banks, Inc.	7,356	186,916
United Fire Group, Inc.	1,271	25,102
Uniti Group, Inc. REIT	15,112	71,329
Unity Bancorp, Inc.	507	11,879
Universal Insurance Holdings, Inc.	1,291	18,100
Univest Financial Corp.	1,803	31,336
Urban Edge Properties REIT	7,317	111,657
USCB Financial Holdings, Inc. *	630	6,621
Valley National Bancorp	27,592	236,188
Velocity Financial, Inc. *	607	6,859
Veris Residential, Inc. REIT	5,018	82,797
Veritex Holdings, Inc.	3,201	57,458
Victory Capital Holdings, Inc. Class A	198	6,601
Virginia National Bankshares Corp.	300	9,105
Virtus Investment Partners, Inc.	387	78,170
Walker & Dunlop, Inc.	2,018	149,816
Washington Federal, Inc.	4,177	107,015
Washington Trust Bancorp, Inc.	1,089	28,673
Waterstone Financial, Inc.	1,183	12,954
WesBanco, Inc.	3,636	88,791
West BanCorp, Inc.	1,085	17,696
Westamerica BanCorp	1,122	48,527
Whitestone REIT	3,104	29,892
World Acceptance Corp. *	240	30,494
WSFS Financial Corp.	3,877	141,511
Xenia Hotels & Resorts, Inc. REIT	7,034	82,861

		25,257,022

Industrial - 12.4%
908 Devices, Inc. *	1,572	10,470
AAR Corp. *	2,218	132,038
AerSale Corp. *	1,560	23,306
Air Transport Services Group, Inc. *	3,537	73,817
Albany International Corp. Class A	235	20,276

	Shares	Value
American Woodmark Corp. *	980	$74,098
AMMO, Inc. *	5,541	11,193
Apogee Enterprises, Inc.	853	40,159
ArcBest Corp.	932	94,738
Archer Aviation, Inc. Class A *	9,777	49,472
Arcosa, Inc.	3,080	221,452
Ardmore Shipping Corp. (Ireland)	2,690	34,997
Argan, Inc.	786	35,779
Aspen Aerogels, Inc. *	3,118	26,815
Astec Industries, Inc.	1,467	69,110
Astronics Corp. *	1,658	26,296
Atmus Filtration Technologies, Inc. *	398	8,298
AZZ, Inc.	1,553	70,786
Babcock & Wilcox Enterprises, Inc. *	3,584	15,089
Barnes Group, Inc.	3,057	103,846
Bel Fuse, Inc. Class B	594	28,346
Belden, Inc.	1,020	98,481
Benchmark Electronics, Inc.	2,296	55,701
Blink Charging Co. *	1,632	4,994
Boise Cascade Co.	2,523	259,970
CECO Environmental Corp. *	1,936	30,918
Chart Industries, Inc. *	1,055	178,422
Chase Corp.	70	8,906
CIRCOR International, Inc. *	143	7,972
Clearwater Paper Corp. *	1,038	37,627
Columbus McKinnon Corp.	1,794	62,629
Comtech Telecommunications Corp.	1,754	15,347
Concrete Pumping Holdings, Inc. *	617	5,294
Core Molding Technologies, Inc. *	466	13,276
Costamare, Inc. (Monaco)	3,068	29,514
Covenant Logistics Group, Inc.	548	24,030
CryoPort, Inc. *	457	6,265
DHT Holdings, Inc.	8,824	90,887
Dorian LPG Ltd.	805	23,128
Ducommun, Inc. *	828	36,026
DXP Enterprises, Inc. *	902	31,516
Eagle Bulk Shipping, Inc.	583	24,503
Eastman Kodak Co. *	3,833	16,137
Encore Wire Corp.	1,021	186,292
EnerSys	179	16,946
EnPro Industries, Inc.	1,332	161,425
Enviri Corp. *	5,052	36,475
ESCO Technologies, Inc.	678	70,810
ESS Tech, Inc. *	5,408	10,167
Evolv Technologies Holdings, Inc. *	5,914	28,742
FARO Technologies, Inc. *	1,085	16,525
FLEX LNG Ltd. * (Norway)	611	18,428
Fluor Corp. *	664	24,369
GATX Corp.	2,108	229,414
Genco Shipping & Trading Ltd.	2,657	37,171
Gencor Industries, Inc. *	587	8,294
Gibraltar Industries, Inc. *	844	56,978
Golden Ocean Group Ltd. * (Norway)	7,888	62,157
GoPro, Inc. Class A *	8,617	27,057
Gorman-Rupp Co.	1,152	37,901
GrafTech International Ltd.	5,370	20,567
Granite Construction, Inc.	2,400	91,248
Great Lakes Dredge & Dock Corp. *	4,132	32,932
Greenbrier Cos., Inc.	1,937	77,480
Greif, Inc. Class A	1,544	103,155
Greif, Inc. Class B	322	21,432
Griffon Corp.	1,132	44,906
Heartland Express, Inc.	2,999	44,055
Heritage-Crystal Clean, Inc. *	935	42,402
Hillman Solutions Corp. *	12,249	101,054
Himalaya Shipping Ltd. * (Bermuda)	355	1,715
Hub Group, Inc. Class A *	1,980	155,509
Ichor Holdings Ltd. *	1,777	55,016
INNOVATE Corp. *	2,804	4,542
Insteel Industries, Inc.	1,175	38,140
International Seaways, Inc.	2,559	115,155
Intevac, Inc. *	1,495	4,649

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Iteris, Inc. *	1,000	$4,140
Itron, Inc. *	2,621	158,780
JELD-WEN Holding, Inc. *	5,400	72,144
Joby Aviation, Inc. *	11,712	75,542
Kaman Corp.	1,789	35,154
Kennametal, Inc.	5,085	126,515
Kimball Electronics, Inc. *	1,187	32,500
Knife River Corp. *	3,587	175,153
Knowles Corp. *	5,671	83,988
Kratos Defense & Security Solutions, Inc. *	7,930	119,109
Latham Group, Inc. *	2,646	7,409
Li-Cycle Holdings Corp. * (Canada)	8,890	31,559
Limbach Holdings, Inc. *	474	15,040
LSB Industries, Inc. *	3,457	35,365
LSI Industries, Inc.	359	5,701
Luxfer Holdings PLC (United Kingdom)	1,736	22,655
Manitowoc Co., Inc. *	2,187	32,914
Marten Transport Ltd.	677	13,344
Masterbrand, Inc. *	8,193	99,545
Matson, Inc.	2,273	201,661
Mayville Engineering Co., Inc. *	667	7,317
Mirion Technologies, Inc. *	12,615	94,234
Mistras Group, Inc. *	1,325	7,221
Modine Manufacturing Co. *	1,183	54,122
Moog, Inc. Class A	1,444	163,114
Mueller Industries, Inc.	2,011	151,147
National Presto Industries, Inc.	324	23,477
NL Industries, Inc.	509	2,418
nLight, Inc. *	2,734	28,434
Nordic American Tankers Ltd.	12,991	53,523
Northwest Pipe Co. *	589	17,770
NV5 Global, Inc. *	77	7,410
NVE Corp.	26	2,136
O-I Glass, Inc. *	1,516	25,363
Olympic Steel, Inc.	621	34,906
Overseas Shipholding Group, Inc. Class A *	3,672	16,120
Pactiv Evergreen, Inc.	2,748	22,341
PAM Transportation Services, Inc. *	369	7,952
Pangaea Logistics Solutions Ltd.	2,141	12,589
Park Aerospace Corp.	1,134	17,611
Park-Ohio Holdings Corp.	550	10,950
Plexus Corp. *	208	19,340
Powell Industries, Inc.	574	47,585
Primoris Services Corp.	3,142	102,838
Proto Labs, Inc. *	1,701	44,906
PureCycle Technologies, Inc. *	5,864	32,897
Radiant Logistics, Inc. *	2,481	14,018
Ranpak Holdings Corp. *	2,709	14,737
RXO, Inc. *	970	19,138
Ryerson Holding Corp.	1,437	41,802
Safe Bulkers, Inc. (Greece)	4,692	15,202
Sanmina Corp. *	3,472	188,460
Scorpio Tankers, Inc. (Monaco)	3,138	169,829
SFL Corp. Ltd. (Norway)	7,198	80,258
SmartRent, Inc. *	11,568	30,192
Smith & Wesson Brands, Inc.	2,814	36,329
Southland Holdings, Inc. *	256	1,554
SPX Technologies, Inc. *	480	39,072
Standex International Corp.	140	20,397
Sterling Infrastructure, Inc. *	237	17,415
Stoneridge, Inc. *	1,332	26,733
Sturm Ruger & Co., Inc.	66	3,440
Summit Materials, Inc. Class A *	7,562	235,481
Teekay Corp. * (Bermuda)	4,182	25,803
Teekay Tankers Ltd. Class A (Canada)	1,506	62,695
Tennant Co.	566	41,969
Terex Corp.	1,790	103,140
Thermon Group Holdings, Inc. *	1,859	51,067
TimkenSteel Corp. *	2,799	60,794
Tredegar Corp.	1,652	8,937
TriMas Corp.	2,676	66,258
Trinity Industries, Inc.	4,226	102,903

	Shares	Value
Triumph Group, Inc. *	4,161	$31,873
TTM Technologies, Inc. *	6,568	84,596
Turtle Beach Corp. *	1,074	9,747
Tutor Perini Corp. *	2,698	21,125
UFP Industries, Inc.	3,244	332,186
Universal Logistics Holdings, Inc.	446	11,230
Vishay Intertechnology, Inc.	8,192	202,506
Werner Enterprises, Inc.	3,447	134,261
Willis Lease Finance Corp. *	171	7,233
World Kinect Corp.	3,878	86,984
Worthington Industries, Inc.	1,952	120,673
Xometry, Inc. Class A *	1,938	32,907
Zurn Elkay Water Solutions Corp.	7,547	211,467

		9,335,382

Technology - 3.7%
3D Systems Corp. *	8,130	39,918
ACI Worldwide, Inc. *	962	21,703
ACM Research, Inc. Class A *	2,564	46,421
Adeia, Inc.	893	9,537
Alpha & Omega Semiconductor Ltd. *	1,508	44,999
Ambarella, Inc. *	910	48,257
American Software, Inc. Class A	387	4,435
Amkor Technology, Inc.	6,509	147,103
Asure Software, Inc. *	966	9,138
Atomera, Inc. *	413	2,585
Avid Technology, Inc. *	634	17,036
AvidXchange Holdings, Inc. *	914	8,665
Bandwidth, Inc. Class A *	1,161	13,084
Brightcove, Inc. *	2,944	9,686
C3.ai, Inc. Class A *	891	22,738
Cantaloupe, Inc. *	1,223	7,644
Cardlytics, Inc. *	2,091	34,502
Cerence, Inc. *	2,612	53,206
CEVA, Inc. *	215	4,169
Climb Global Solutions, Inc.	55	2,366
Cohu, Inc. *	2,963	102,046
CommVault Systems, Inc. *	182	12,305
Computer Programs & Systems, Inc. *	962	15,334
Conduent, Inc. *	11,265	39,202
Consensus Cloud Solutions, Inc. *	585	14,730
CS Disco, Inc. *	1,429	9,489
Daily Journal Corp. *	67	19,698
Definitive Healthcare Corp. *	1,917	15,317
Desktop Metal, Inc. Class A *	17,739	25,899
Digi International, Inc. *	258	6,966
Digital Turbine, Inc. *	4,448	26,910
Diodes, Inc. *	604	47,619
Donnelley Financial Solutions, Inc. *	441	24,819
E2open Parent Holdings, Inc. *	10,835	49,191
Ebix, Inc.	1,248	12,330
EverCommerce, Inc. *	348	3,490
Fastly, Inc. Class A *	1,195	22,908
Grid Dynamics Holdings, Inc. *	763	9,293
Health Catalyst, Inc. *	1,565	15,838
HireRight Holdings Corp. *	1,041	9,900
Immersion Corp.	1,972	13,035
IonQ, Inc. *	8,628	128,385
Kulicke & Soffa Industries, Inc. (Singapore)	1,068	51,937
Matterport, Inc. *	16,167	35,082
MeridianLink, Inc. *	566	9,656
Mitek Systems, Inc. *	221	2,369
N-Able, Inc. *	431	5,560
Navitas Semiconductor Corp. *	5,857	40,706
NetScout Systems, Inc. *	4,283	120,010
NextGen Healthcare, Inc. *	1,501	35,619
NextNav, Inc. *	449	2,308
Olo, Inc. Class A *	2,758	16,713
ON24, Inc.	2,103	13,312
OneSpan, Inc. *	222	2,387
Onto Innovation, Inc. *	442	56,364

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Outbrain, Inc. *	2,767	$13,475
PAR Technology Corp. *	1,555	59,930
Parsons Corp. *	1,430	77,721
Photronics, Inc. *	3,873	78,273
Planet Labs PBC *	1,001	2,603
Playstudios, Inc. *	5,706	18,145
PROS Holdings, Inc. *	806	27,904
PubMatic, Inc. Class A *	2,298	27,806
Rackspace Technology, Inc. *	4,649	10,925
Richardson Electronics Ltd.	794	8,678
Semtech Corp. *	4,044	104,133
Sharecare, Inc. *	17,903	16,836
Skillsoft Corp. *	6,126	5,430
SMART Global Holdings, Inc. *	2,375	57,831
SolarWinds Corp. *	3,374	31,851
Synaptics, Inc. *	2,305	206,159
System1, Inc. *	1,732	2,096
Tingo Group, Inc. *	7,434	7,620
Ultra Clean Holdings, Inc. *	2,798	83,017
Unisys Corp. *	4,506	15,546
Veeco Instruments, Inc. *	3,245	91,217
Veradigm, Inc. *	6,951	91,336
Verint Systems, Inc. *	334	7,679
Vimeo, Inc. *	3,174	11,236
Vishay Precision Group, Inc. *	786	26,394
Vuzix Corp. *	3,442	12,494
Xerox Holdings Corp.	7,367	115,588

		2,775,842

Utilities - 3.9%
ALLETE, Inc.	3,707	195,730
Altus Power, Inc. *	3,992	20,958
Artesian Resources Corp. Class A	120	5,039
Avista Corp.	4,789	155,020
Black Hills Corp.	4,261	215,564
Brookfield Infrastructure Corp. Class A (Canada)	5,641	199,353
California Water Service Group	2,495	118,038
Chesapeake Utilities Corp.	387	37,829
Consolidated Water Co. Ltd. (Cayman)	720	20,477
Genie Energy Ltd. Class B	567	8,352
MGE Energy, Inc.	1,122	76,868
New Jersey Resources Corp.	2,935	119,249
Northwest Natural Holding Co.	2,245	85,669
Northwestern Energy Group, Inc.	3,819	183,541
ONE Gas, Inc.	3,512	239,799
Ormat Technologies, Inc.	1,230	86,002
Otter Tail Corp.	1,228	93,230
PNM Resources, Inc.	4,865	217,028
Portland General Electric Co.	6,200	250,976
RGC Resources, Inc.	481	8,321
SJW Group	2,026	121,783
Southwest Gas Holdings, Inc. *	3,928	237,291
Spire, Inc.	3,271	185,073
Unitil Corp.	730	31,178

		2,912,368

Total Common Stocks (Cost $83,309,743)		72,992,335

EXCHANGE-TRADED FUNDS - 2.0%
iShares Russell 2000 Value	10,997	1,490,643

Total Exchange-Traded Funds (Cost $1,585,973)		1,490,643

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $415,559; collateralized by U.S. Treasury Notes: 1.375% due 11/15/31 and value $423,765)	$415,388	$415,388

Total Short-Term Investments (Cost $415,388)		415,388

TOTAL INVESTMENTS - 99.9% (Cost $85,312,123)		74,899,801

DERIVATIVES - (0.0%)		(17,538)

OTHER ASSETS & LIABILITIES, NET - 0.1%		93,812

NET ASSETS - 100.0%		$74,976,075

Notes to Schedule of Investments

(a)	As of September 30, 2023, investments with a total aggregate value of $1,435 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

(b)	As of September 30, 2023, open futures contracts outstanding were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME Micro E-Mini Russell	12/23	79	$727,985	$710,447	($17,538)

(c)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$1,435	$-	$1,123	$312
	Common Stocks
	Basic Materials	2,126,776	2,126,776	-	-
	Communications	2,182,541	2,182,541	-	-
	Consumer, Cyclical	9,174,296	9,174,296	-	-
	Consumer, Non-Cyclical	11,375,188	11,123,966	251,222	-
	Energy	7,852,920	7,852,920	-	-
	Financial	25,257,022	25,257,022	-	-
	Industrial	9,335,382	9,335,382	-	-
	Technology	2,775,842	2,775,842	-	-
	Utilities	2,912,368	2,912,368	-	-

	Total Common Stocks	72,992,335	72,741,113	251,222	-

	Exchange-Traded Funds	1,490,643	1,490,643	-	-
	Short-Term Investments	415,388	-	415,388	-

	Total Assets	74,899,801	74,231,756	667,733	312

Liabilities	Derivatives:
	Equity Contracts
	Futures	(17,538)	(17,538)	-	-

	Total Liabilities	(17,538)	(17,538)	-	-

	Total	$74,882,263	$74,214,218	$667,733	$312

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Brazil - 0.0%
Localiza Rent a Car SA *	115	$366

Chile - 0.0%
Banco de Credito e Inversiones SA *	175	146

South Korea - 0.0%
CosmoAM&T Co. Ltd.*	21	414
Hanwha Ocean Co. Ltd.*	249	1,679

		2,093

Total Rights (Cost $0)		2,605

PREFERRED STOCKS - 2.2%
Brazil - 1.4%
Banco Bradesco SA	92,890	264,262
Centrais Eletricas Brasileiras SA Class B	4,800	38,532
Cia Energetica de Minas Gerais	24,745	61,093
Gerdau SA	20,185	96,898
Itau Unibanco Holding SA	85,200	461,210
Itausa SA	1,497	2,695
Itausa SA	90,873	163,611
Petroleo Brasileiro SA	83,400	574,743

		1,663,044

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA Class B	2,504	148,722

Colombia - 0.1%
Bancolombia SA	7,746	51,412

Russia - 0.0%
Surgutneftegas PJSC * Ω ±	44,600	-

South Korea - 0.6%
Hyundai Motor Co.	635	49,777
Hyundai Motor Co.	409	31,795
LG Chem Ltd.	135	31,060
Samsung Electronics Co. Ltd.	14,733	593,541

		706,173

Total Preferred Stocks (Cost $2,621,304)		2,569,351

COMMON STOCKS - 95.7%
Brazil - 3.8%
Ambev SA	83,000	216,476
Atacadao SA	11,200	19,831
B3 SA - Brasil Bolsa Balcao	102,000	249,392
Banco Bradesco SA	28,600	72,033
Banco BTG Pactual SA	20,700	127,950
Banco do Brasil SA	15,100	141,731
Banco Santander Brasil SA	6,700	34,723
BB Seguridade Participacoes SA	12,400	76,992
CCR SA	17,900	45,902

	Shares	Value
Centrais Eletricas Brasileiras SA	20,800	$152,652
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,900	71,635
Cia Siderurgica Nacional SA	11,800	28,499
Cosan SA	21,200	72,290
CPFL Energia SA	4,100	27,415
Energisa SA	3,800	35,342
Eneva SA *	15,500	37,189
Engie Brasil Energia SA	3,600	29,672
Equatorial Energia SA	17,806	113,569
Hapvida Participacoes e Investimentos SA * ~	91,643	85,689
Hypera SA	6,600	48,766
Klabin SA	13,500	63,947
Localiza Rent a Car SA	15,732	183,280
Lojas Renner SA	17,091	45,562
Magazine Luiza SA *	54,100	22,817
Natura & Co. Holding SA *	16,000	46,346
Petroleo Brasileiro SA	65,600	494,491
PRIO SA *	14,000	131,016
Raia Drogasil SA	22,524	123,765
Rede D’Or Sao Luiz SA ~	10,140	51,259
Rumo SA	22,700	103,056
Sendas Distribuidora SA	24,000	58,060
Suzano SA	13,900	150,101
Telefonica Brasil SA	7,300	62,710
TIM SA	15,100	44,730
TOTVS SA	9,300	49,955
Ultrapar Participacoes SA	12,900	48,119
Vale SA	59,753	803,356
Vibra Energia SA	20,226	76,131
WEG SA	29,500	212,863

		4,459,312

Chile - 0.4%
Banco de Chile	790,955	80,473
Banco de Credito e Inversiones SA	1,186	30,370
Banco Santander Chile	1,175,227	54,363
Cencosud SA	22,451	42,570
Cia Cervecerias Unidas SA	2,298	14,590
Cia Sud Americana de Vapores SA	273,366	16,396
Empresas CMPC SA	20,033	36,883
Empresas COPEC SA	6,654	47,173
Enel Americas SA *	381,776	43,829
Enel Chile SA	493,227	29,972
Falabella SA	14,851	33,184

		429,803

China - 29.2%
360 Security Technology, Inc. Class A *	7,700	10,369
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,300	6,875
3SBio, Inc. * ~	32,500	27,143
AAC Technologies Holdings, Inc.	13,000	22,171
Accelink Technologies Co. Ltd. Class A	800	3,555
Advanced Micro-Fabrication Equipment, Inc. China Class A	664	13,740
AECC Aero-Engine Control Co. Ltd. Class A	1,700	4,998
AECC Aviation Power Co. Ltd. Class A	2,800	14,258
Agricultural Bank of China Ltd. Class A	86,700	42,772
Agricultural Bank of China Ltd. Class H	519,000	192,997
Aier Eye Hospital Group Co. Ltd. Class A	9,936	24,598
AIMA Technology Group Co. Ltd. Class A	900	3,647
Air China Ltd. Class A *	12,100	13,426
Air China Ltd. Class H *	32,000	21,550
Airtac International Group	2,232	67,814
Akeso, Inc. * ~	9,000	41,244
Alibaba Group Holding Ltd.*	288,420	3,127,102
Alibaba Health Information Technology Ltd.*	94,000	58,078
Aluminum Corp. of China Ltd. Class A	11,400	9,831
Aluminum Corp. of China Ltd. Class H	76,000	42,277

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Amlogic Shanghai Co. Ltd. Class A *	381	$3,293
Angel Yeast Co. Ltd. Class A	800	3,693
Anhui Conch Cement Co. Ltd. Class A	4,500	16,108
Anhui Conch Cement Co. Ltd. Class H	21,500	56,882
Anhui Gujing Distillery Co. Ltd. Class A	500	18,669
Anhui Gujing Distillery Co. Ltd. Class B	1,900	31,845
Anhui Honglu Steel Construction Group Co. Ltd. Class A	780	3,031
Anhui Jianghuai Automobile Group Corp. Ltd. Class A *	1,900	3,435
Anhui Kouzi Distillery Co. Ltd. Class A	600	4,271
Anhui Yingjia Distillery Co. Ltd. Class A	700	7,082
Anjoy Foods Group Co. Ltd. Class A	300	5,114
Anker Innovations Technology Co. Ltd. Class A	400	5,136
ANTA Sports Products Ltd.	22,400	250,641
Apeloa Pharmaceutical Co. Ltd. Class A	1,300	3,207
Asia - Potash International Investment Guangzhou Co. Ltd. Class A *	1,200	4,624
ASR Microelectronics Co. Ltd. Class A *	521	4,501
Asymchem Laboratories Tianjin Co. Ltd. Class A	380	7,918
Autobio Diagnostics Co. Ltd. Class A	500	3,130
Autohome, Inc. ADR	1,178	35,752
Avary Holding Shenzhen Co. Ltd. Class A	1,800	5,027
AVIC Industry-Finance Holdings Co. Ltd. Class A	7,800	3,764
AviChina Industry & Technology Co. Ltd. Class H	44,000	20,835
Avicopter PLC Class A	400	2,076
BAIC BluePark New Energy Technology Co. Ltd. Class A *	4,600	3,330
Baidu, Inc. Class A *	39,584	666,225
Bank of Beijing Co. Ltd. Class A	22,400	14,211
Bank of Changsha Co. Ltd. Class A	5,200	5,849
Bank of Chengdu Co. Ltd. Class A	3,700	6,996
Bank of China Ltd. Class A	31,100	16,074
Bank of China Ltd. Class H	1,406,000	489,819
Bank of Communications Co. Ltd. Class A	44,100	34,844
Bank of Communications Co. Ltd. Class H	152,000	91,806
Bank of Hangzhou Co. Ltd. Class A	6,300	9,655
Bank of Jiangsu Co. Ltd. Class A	17,480	17,224
Bank of Nanjing Co. Ltd. Class A	10,700	11,807
Bank of Ningbo Co. Ltd. Class A	7,010	25,922
Bank of Shanghai Co. Ltd. Class A	14,900	12,596
Bank of Suzhou Co. Ltd. Class A	4,700	4,441
Baoshan Iron & Steel Co. Ltd. Class A	23,800	19,887
BeiGene Ltd. *	12,189	168,171
Beijing Capital International Airport Co. Ltd. Class H *	34,000	15,724
Beijing Dabeinong Technology Group Co. Ltd. Class A	3,600	3,330
Beijing E-Hualu Information Technology Co. Ltd. Class A *	800	3,795
Beijing Easpring Material Technology Co. Ltd. Class A	600	3,472
Beijing Enlight Media Co. Ltd. Class A	3,100	3,659
Beijing Enterprises Holdings Ltd.	9,000	30,955
Beijing Enterprises Water Group Ltd.	72,000	15,672
Beijing Kingsoft Office Software, Inc. Class A	428	21,796
Beijing New Building Materials PLC Class A	1,700	7,019
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,200	4,415
Beijing Shiji Information Technology Co. Ltd. Class A *	2,948	4,618
Beijing Tiantan Biological Products Corp. Ltd. Class A	2,000	7,028
Beijing Tongrentang Co. Ltd. Class A	1,500	11,250
Beijing United Information Technology Co. Ltd. Class A	486	2,216

	Shares	Value
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	792	$5,223
Beijing Yanjing Brewery Co. Ltd. Class A	3,600	4,973
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	35,100	24,715
Beiqi Foton Motor Co. Ltd. Class A *	7,500	3,563
Bethel Automotive Safety Systems Co. Ltd. Class A	500	5,038
Betta Pharmaceuticals Co. Ltd. Class A	300	2,357
BGI Genomics Co. Ltd. Class A	600	4,286
Bilibili, Inc. Class Z *	3,482	47,985
Bloomage Biotechnology Corp. Ltd. Class A	461	5,500
BOC Aviation Ltd. ~	3,700	25,778
BOC International China Co. Ltd. Class A	3,500	5,491
BOE Technology Group Co. Ltd. Class A	40,300	21,338
Bosideng International Holdings Ltd.	68,000	29,191
BTG Hotels Group Co. Ltd. Class A *	1,400	3,314
By-health Co. Ltd. Class A	1,500	3,909
BYD Co. Ltd. Class A	2,000	65,405
BYD Co. Ltd. Class H	18,000	554,584
BYD Electronic International Co. Ltd.	14,000	63,601
C&D International Investment Group Ltd.	12,987	31,476
Caitong Securities Co. Ltd. Class A	4,250	4,601
Cambricon Technologies Corp. Ltd. Class A *	431	7,354
Canmax Technologies Co. Ltd. Class A	1,040	3,676
CECEP Solar Energy Co. Ltd. Class A	2,000	1,588
CECEP Wind-Power Corp. Class A	7,120	3,189
CETC Cyberspace Security Technology Co. Ltd. Class A	600	1,954
CGN Power Co. Ltd. Class H ~	189,000	48,928
Changchun High & New Technology Industry Group, Inc. Class A	400	7,646
Changjiang Securities Co. Ltd. Class A	6,000	4,802
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	275	5,723
Chaozhou Three-Circle Group Co. Ltd. Class A	2,000	8,502
Chengxin Lithium Group Co. Ltd. Class A	1,200	3,689
Chifeng Jilong Gold Mining Co. Ltd. Class A *	2,000	3,967
China Baoan Group Co. Ltd. Class A	2,900	4,146
China Cinda Asset Management Co. Ltd. Class H	168,000	16,877
China CITIC Bank Corp. Ltd. Class H	159,000	73,784
China Coal Energy Co. Ltd. Class H	36,000	28,186
China Communications Services Corp. Ltd. Class H	42,000	17,621
China Conch Venture Holdings Ltd.	25,500	21,705
China Construction Bank Corp. Class H	1,708,000	960,155
China CSSC Holdings Ltd. Class A	4,800	18,338
China Eastern Airlines Corp. Ltd. Class A *	17,400	10,517
China Energy Engineering Corp. Ltd.	34,400	10,662
China Everbright Bank Co. Ltd. Class A	53,900	22,689
China Everbright Bank Co. Ltd. Class H	49,000	14,676
China Everbright Environment Group Ltd.	65,000	22,336
China Feihe Ltd. ~	65,000	38,193
China Film Co. Ltd. Class A *	1,800	3,483
China Galaxy Securities Co. Ltd. Class A	3,200	4,850
China Galaxy Securities Co. Ltd. Class H	67,500	34,717
China Gas Holdings Ltd.	48,400	45,623
China Great Wall Securities Co. Ltd. Class A	3,900	4,452
China Greatwall Technology Group Co. Ltd. Class A	2,900	4,172
China Hongqiao Group Ltd.	42,000	40,899
China International Capital Corp. Ltd. Class A	1,500	7,725
China International Capital Corp. Ltd. Class H ~	28,800	52,568
China Jinmao Holdings Group Ltd.	107,624	13,837
China Jushi Co. Ltd. Class A	4,101	7,601
China Life Insurance Co. Ltd. Class A	2,900	14,478
China Life Insurance Co. Ltd. Class H	131,000	203,003
China Literature Ltd. * ~	7,200	26,211

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
China Longyuan Power Group Corp. Ltd. Class H	59,000	$51,169
China Medical System Holdings Ltd.	24,000	36,223
China Meheco Co. Ltd. Class A	2,100	3,559
China Meidong Auto Holdings Ltd.	12,000	6,557
China Mengniu Dairy Co. Ltd. *	55,000	183,455
China Merchants Bank Co. Ltd. Class A	21,700	98,714
China Merchants Bank Co. Ltd. Class H	68,500	284,385
China Merchants Energy Shipping Co. Ltd. Class A	8,100	7,131
China Merchants Port Holdings Co. Ltd.	24,797	30,824
China Merchants Securities Co. Ltd. Class A	7,900	15,196
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	8,300	14,139
China Minsheng Banking Corp. Ltd. Class A	51,900	27,293
China Minsheng Banking Corp. Ltd. Class H	93,500	31,940
China National Building Material Co. Ltd. Class H	68,000	35,563
China National Chemical Engineering Co. Ltd. Class A	6,100	6,521
China National Medicines Corp. Ltd. Class A	900	4,097
China National Nuclear Power Co. Ltd. Class A	20,100	20,123
China National Software & Service Co. Ltd. Class A	870	4,512
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,900	11,669
China Oilfield Services Ltd. Class H	32,000	38,296
China Overseas Land & Investment Ltd.	67,000	138,436
China Overseas Property Holdings Ltd.	25,000	28,136
China Pacific Insurance Group Co. Ltd. Class A	7,100	28,021
China Pacific Insurance Group Co. Ltd. Class H	46,400	115,512
China Petroleum & Chemical Corp. Class A	28,200	23,446
China Petroleum & Chemical Corp. Class H	442,000	240,397
China Power International Development Ltd.	88,108	31,942
China Railway Group Ltd. Class A	20,900	19,626
China Railway Group Ltd. Class H	77,000	39,599
China Railway Signal & Communication Corp. Ltd. Class A	7,088	5,130
China Rare Earth Resources & Technology Co. Ltd. Class A	1,100	4,345
China Resources Beer Holdings Co. Ltd.	28,000	152,948
China Resources Cement Holdings Ltd.	44,000	11,248
China Resources Gas Group Ltd.	16,500	48,247
China Resources Land Ltd.	56,000	222,384
China Resources Microelectronics Ltd. Class A	1,380	10,251
China Resources Mixc Lifestyle Services Ltd. ~	12,200	49,107
China Resources Pharmaceutical Group Ltd. ~	28,000	18,550
China Resources Power Holdings Co. Ltd.	34,000	64,691
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,000	6,862
China Ruyi Holdings Ltd. *	96,000	24,798
China Shenhua Energy Co. Ltd. Class A	7,000	30,015
China Shenhua Energy Co. Ltd. Class H	59,500	192,529
China Southern Airlines Co. Ltd. Class A *	12,700	10,690
China Southern Airlines Co. Ltd. Class H *	32,000	15,516
China State Construction Engineering Corp. Ltd. Class A	44,800	34,036
China State Construction International Holdings Ltd.	36,000	37,822
China Taiping Insurance Holdings Co. Ltd.	25,600	25,353
China Three Gorges Renewables Group Co. Ltd. Class A	30,400	19,928
China Tourism Group Duty Free Corp. Ltd. Class A	2,144	31,389
China Tourism Group Duty Free Corp. Ltd. Class H ~	1,300	17,173

	Shares	Value
China Tower Corp. Ltd. Class H ~	768,000	$73,367
China Traditional Chinese Medicine Holdings Co. Ltd.	54,000	25,156
China United Network Communications Ltd. Class A	34,000	22,970
China Vanke Co. Ltd. Class A	11,400	20,535
China Vanke Co. Ltd. Class H	35,700	39,270
China XD Electric Co. Ltd. Class A	4,500	2,992
China Yangtze Power Co. Ltd. Class A	25,900	79,030
China Zhenhua Group Science & Technology Co. Ltd. Class A	500	5,551
China Zheshang Bank Co. Ltd. Class A	22,580	7,931
Chinasoft International Ltd. *	48,000	34,051
Chongqing Brewery Co. Ltd. Class A	600	7,020
Chongqing Changan Automobile Co. Ltd. Class A	8,796	16,304
Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,300	2,817
Chongqing Rural Commercial Bank Co. Ltd. Class A	10,400	5,704
Chongqing Taiji Industry Group Co. Ltd. Class A *	600	3,833
Chongqing Zhifei Biological Products Co. Ltd. Class A	2,600	17,339
Chow Tai Fook Jewellery Group Ltd.	35,600	53,450
CITIC Ltd.	102,000	93,367
CITIC Securities Co. Ltd. Class A	13,580	40,559
CITIC Securities Co. Ltd. Class H	30,575	61,724
CMOC Group Ltd. Class A	21,000	17,081
CMOC Group Ltd. Class H	63,000	40,192
CNGR Advanced Material Co. Ltd. Class A	700	4,867
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	4,965	3,144
CNPC Capital Co. Ltd. Class A	6,500	5,891
Contemporary Amperex Technology Co. Ltd. Class A	4,660	130,166
COSCO SHIPPING Development Co. Ltd. Class A	10,700	3,492
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,400	6,294
COSCO SHIPPING Energy Transportation Co. Ltd. Class H	22,000	23,948
COSCO SHIPPING Holdings Co. Ltd. Class A	13,510	18,176
COSCO SHIPPING Holdings Co. Ltd. Class H	52,400	53,560
COSCO SHIPPING Ports Ltd.	24,000	15,635
Country Garden Holdings Co. Ltd. *	221,707	25,563
Country Garden Services Holdings Co. Ltd.	39,000	39,829
CRRC Corp. Ltd. Class A	25,800	20,647
CRRC Corp. Ltd. Class H	74,000	35,660
CSC Financial Co. Ltd. Class A	4,600	15,573
CSPC Pharmaceutical Group Ltd.	156,000	114,090
Dajin Heavy Industry Co. Ltd. Class A	800	2,852
Daqin Railway Co. Ltd. Class A	15,900	15,877
Daqo New Energy Corp. ADR *	1,014	30,694
DaShenLin Pharmaceutical Group Co. Ltd. Class A	888	3,073
Datang International Power Generation Co. Ltd. Class A	10,700	3,897
DHC Software Co. Ltd. Class A	3,700	3,296
Do-Fluoride Chemicals Co. Ltd. Class A	640	1,406
Dong-E-E-Jiao Co. Ltd. Class A	600	4,039
Dongfang Electric Corp. Ltd. Class A	2,800	6,003
Dongfeng Motor Group Co. Ltd. Class H	48,000	18,882
Dongxing Securities Co. Ltd. Class A	3,500	3,913
Dongyue Group Ltd.	28,000	20,969
East Buy Holding Ltd. * ~	7,000	32,870
East Money Information Co. Ltd. Class A	16,976	35,616
Eastroc Beverage Group Co. Ltd. Class A	300	7,529
Ecovacs Robotics Co. Ltd. Class A	700	4,673
ENN Energy Holdings Ltd.	13,800	113,715
ENN Natural Gas Co. Ltd. Class A	2,500	5,968

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Eoptolink Technology, Inc.Ltd. Class A	700	$4,414
Eve Energy Co. Ltd. Class A	2,200	13,661
Everbright Securities Co. Ltd. Class A	4,100	9,408
Everdisplay Optronics Shanghai Co. Ltd. Class A *	12,696	4,573
Fangda Carbon New Material Co. Ltd. Class A *	4,300	3,409
Far East Horizon Ltd.	23,000	16,544
Farasis Energy Gan Zhou Co. Ltd. Class A *	1,071	2,959
FAW Jiefang Group Co. Ltd. Class A *	3,600	4,290
First Capital Securities Co. Ltd. Class A	3,700	2,993
Flat Glass Group Co. Ltd. Class A	1,600	6,219
Flat Glass Group Co. Ltd. Class H	7,000	15,661
Focus Media Information Technology Co. Ltd. Class A	15,400	15,105
Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,988	26,126
Fosun International Ltd.	44,000	27,699
Founder Securities Co. Ltd. Class A	8,000	8,144
Foxconn Industrial Internet Co. Ltd. Class A	10,600	28,747
Fujian Sunner Development Co. Ltd. Class A	1,648	4,340
Fuyao Glass Industry Group Co. Ltd. Class A	1,900	9,631
Fuyao Glass Industry Group Co. Ltd. Class H ~	10,800	49,402
G-bits Network Technology Xiamen Co. Ltd. Class A	100	5,006
GalaxyCore, Inc. Class A	2,019	4,255
Ganfeng Lithium Group Co. Ltd. Class A	2,160	13,259
Ganfeng Lithium Group Co. Ltd. Class H ~	6,560	26,789
GCL Technology Holdings Ltd.	351,000	65,080
GD Power Development Co. Ltd. Class A	18,800	9,472
GDS Holdings Ltd. Class A *	16,892	23,175
Geely Automobile Holdings Ltd.	105,000	123,136
GEM Co. Ltd. Class A	4,300	3,592
Gemdale Corp. Class A	4,200	3,949
Genscript Biotech Corp. *	20,000	52,362
GF Securities Co. Ltd. Class A	5,700	11,498
GF Securities Co. Ltd. Class H	17,600	23,515
Giant Network Group Co. Ltd. Class A	2,500	4,429
GigaDevice Semiconductor, Inc. Class A	680	9,204
Ginlong Technologies Co. Ltd. Class A	450	4,850
GoerTek, Inc. Class A	3,500	7,573
Goldwind Science & Technology Co. Ltd. Class A	2,800	3,540
Gongniu Group Co. Ltd. Class A	400	5,699
Gotion High-tech Co. Ltd. Class A *	1,700	5,420
Great Wall Motor Co. Ltd. Class A	2,500	8,848
Great Wall Motor Co. Ltd. Class H	41,500	49,211
Gree Electric Appliances, Inc. of Zhuhai Class A	3,000	14,967
Greenland Holdings Corp. Ltd. Class A *	14,400	5,420
Greentown China Holdings Ltd.	18,000	18,613
GRG Banking Equipment Co. Ltd. Class A	2,300	3,825
Guangdong Haid Group Co. Ltd. Class A	1,800	11,163
Guangdong HEC Technology Holding Co. Ltd. Class A *	3,900	3,551
Guangdong Investment Ltd.	52,000	39,634
Guanghui Energy Co. Ltd. Class A	6,300	6,599
Guangzhou Automobile Group Co. Ltd. Class A	2,800	3,856
Guangzhou Automobile Group Co. Ltd. Class H	60,000	29,569
Guangzhou Baiyun International Airport Co. Ltd. Class A *	2,800	4,305
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,300	5,592
Guangzhou Great Power Energy & Technology Co. Ltd. Class A *	600	2,720
Guangzhou Haige Communications Group, Inc. Co. Class A	2,600	4,023

	Shares	Value
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	600	$5,141
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	600	4,173
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,060	7,646
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	3,515	3,230
Guolian Securities Co. Ltd. Class A *	2,200	3,207
Guosen Securities Co. Ltd. Class A	6,700	8,483
Guotai Junan Securities Co. Ltd. Class A	8,000	15,993
Guoyuan Securities Co. Ltd. Class A	4,600	4,277
H World Group Ltd. ADR *	3,630	143,131
Haidilao International Holding Ltd. ~	29,000	77,324
Haier Smart Home Co. Ltd. Class A	6,800	22,102
Haier Smart Home Co. Ltd. Class H	42,400	132,524
Hainan Airlines Holding Co. Ltd. Class A *	44,200	8,979
Hainan Airport Infrastructure Co. Ltd. Class A *	10,600	5,795
Haitian International Holdings Ltd.	11,000	23,219
Haitong Securities Co. Ltd. Class A	9,400	12,853
Haitong Securities Co. Ltd. Class H	50,800	30,372
Hang Zhou Great Star Industrial Co. Ltd. Class A	1,100	2,939
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,600	3,426
Hangzhou Chang Chuan Technology Co. Ltd. Class A	800	3,675
Hangzhou First Applied Material Co. Ltd. Class A	1,919	7,550
Hangzhou Lion Electronics Co. Ltd. Class A	900	4,078
Hangzhou Oxygen Plant Group Co. Ltd. Class A	800	3,556
Hangzhou Robam Appliances Co. Ltd. Class A	1,100	4,080
Hangzhou Silan Microelectronics Co. Ltd. Class A	1,200	4,011
Hangzhou Tigermed Consulting Co. Ltd. Class A	300	2,742
Hansoh Pharmaceutical Group Co. Ltd. ~	20,000	27,152
Haohua Chemical Science & Technology Co. Ltd. Class A	900	4,076
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	1,100	3,510
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,600	5,364
Heilongjiang Agriculture Co. Ltd. Class A	1,500	2,706
Henan Shenhuo Coal & Power Co. Ltd. Class A	1,900	4,465
Henan Shuanghui Investment & Development Co. Ltd. Class A	3,670	13,285
Hengan International Group Co. Ltd.	11,000	34,998
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	2,100	4,704
Hengli Petrochemical Co. Ltd. Class A *	7,500	14,821
Hengtong Optic-electric Co. Ltd. Class A	2,100	4,073
Hengyi Petrochemical Co. Ltd. Class A *	4,700	4,742
Hesteel Co. Ltd. Class A	12,225	3,806
Hisense Visual Technology Co. Ltd. Class A	1,300	4,008
Hithink RoyalFlush Information Network Co. Ltd. Class A	600	12,366
Hongfa Technology Co. Ltd. Class A	720	3,318
Hoshine Silicon Industry Co. Ltd. Class A	800	6,639
Hoyuan Green Energy Co. Ltd. Class A	726	4,167
Hua Hong Semiconductor Ltd. * ~	10,000	25,144
Huadian Power International Corp. Ltd. Class A	7,800	5,500
Huadong Medicine Co. Ltd. Class A	1,900	11,014
Huafon Chemical Co. Ltd. Class A	4,600	4,455
Huagong Tech Co. Ltd. Class A	1,300	5,989
Huaibei Mining Holdings Co. Ltd. Class A	2,000	3,834
Hualan Biological Engineering, Inc. Class A	1,800	5,480
Huaneng Power International, Inc. Class A *	10,800	11,637

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Huaneng Power International, Inc. Class H *	72,000	$34,839
Huatai Securities Co. Ltd. Class A	7,400	16,116
Huatai Securities Co. Ltd. Class H ~	23,800	30,345
Huaxi Securities Co. Ltd. Class A	3,600	4,118
Huaxia Bank Co. Ltd. Class A	14,000	10,980
Huayu Automotive Systems Co. Ltd. Class A	3,300	8,504
Hubei Feilihua Quartz Glass Co. Ltd. Class A	400	2,482
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	1,200	4,492
Hubei Xingfa Chemicals Group Co. Ltd. Class A	800	2,173
Huizhou Desay Sv Automotive Co. Ltd. Class A	600	11,865
Humanwell Healthcare Group Co. Ltd. Class A	1,500	4,982
Hunan Changyuan Lico Co. Ltd. Class A	2,469	2,900
Hunan Valin Steel Co. Ltd. Class A	6,700	5,498
Hundsun Technologies, Inc. Class A	2,076	9,271
Hygeia Healthcare Holdings Co. Ltd. Class C ~	6,200	34,691
IEIT Systems Co. Ltd. Class A	1,600	8,239
Iflytek Co. Ltd. Class A	2,500	17,411
Imeik Technology Development Co. Ltd. Class A	200	10,733
Industrial & Commercial Bank of China Ltd. Class A	72,800	46,686
Industrial & Commercial Bank of China Ltd. Class H	1,135,000	544,392
Industrial Bank Co. Ltd. Class A	21,961	49,132
Industrial Securities Co. Ltd. Class A	8,860	7,828
Ingenic Semiconductor Co. Ltd. Class A	600	6,082
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A *	48,100	11,355
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	2,500	4,716
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	8,200	4,601
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	6,800	24,806
Inner Mongolia Yitai Coal Co. Ltd. Class B *	18,800	26,326
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,000	2,914
Innovent Biologics, Inc. * ~	20,500	99,574
iQIYI, Inc. ADR *	7,907	37,479
Isoftstone Information Technology Group Co. Ltd. Class A	1,200	4,376
JA Solar Technology Co. Ltd. Class A	3,556	12,507
Jason Furniture Hangzhou Co. Ltd. Class A	710	3,955
JCET Group Co. Ltd. Class A	1,800	7,535
JD Health International, Inc. * ~	19,450	99,951
JD Logistics, Inc. * ~	35,300	44,636
JD.com, Inc. Class A	41,225	599,776
Jiangsu Eastern Shenghong Co. Ltd. Class A	6,500	10,313
Jiangsu Expressway Co. Ltd. Class H	22,000	19,844
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,400	12,278
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	6,800	42,040
Jiangsu King’s Luck Brewery JSC Ltd. Class A	1,300	10,481
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	1,000	3,629
Jiangsu Pacific Quartz Co. Ltd. Class A	300	4,389
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,500	3,587
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,600	28,501
Jiangsu Yangnong Chemical Co. Ltd. Class A	520	4,917
Jiangsu Yoke Technology Co. Ltd. Class A	600	5,310
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	1,200	5,661
Jiangsu Zhongtian Technology Co. Ltd. Class A	3,400	6,936
Jiangxi Copper Co. Ltd. Class A	800	2,114
Jiangxi Copper Co. Ltd. Class H	22,000	34,317

	Shares	Value
Jiangxi Special Electric Motor Co. Ltd. Class A *	2,200	$2,684
Jinduicheng Molybdenum Co. Ltd. Class A	4,000	6,090
Jinko Solar Co. Ltd. Class A	6,985	9,705
JiuGui Liquor Co. Ltd. Class A	400	4,865
Jiumaojiu International Holdings Ltd. ~	17,000	23,004
Jizhong Energy Resources Co. Ltd. Class A	2,400	2,217
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,400	2,381
Jointown Pharmaceutical Group Co. Ltd. Class A	2,225	3,299
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A *	700	3,309
JOYY, Inc. ADR	808	30,793
Juewei Food Co. Ltd. Class A	700	3,608
Juneyao Airlines Co. Ltd. Class A *	2,100	4,115
Kanzhun Ltd. ADR *	3,822	57,980
KE Holdings, Inc. ADR	11,545	179,178
Keda Industrial Group Co. Ltd.	2,500	3,993
Kingboard Holdings Ltd.	12,000	26,878
Kingdee International Software Group Co. Ltd. *	48,000	58,746
Kingnet Network Co. Ltd. Class A	2,100	3,623
Kingsoft Corp. Ltd.	17,000	61,257
Kuaishou Technology * ~	40,700	323,797
Kuang-Chi Technologies Co. Ltd. Class A	2,400	4,757
Kunlun Energy Co. Ltd.	68,000	58,518
Kunlun Tech Co. Ltd. Class A *	1,100	5,771
Kweichow Moutai Co. Ltd. Class A	1,300	322,416
LB Group Co. Ltd. Class A	2,200	5,553
Lenovo Group Ltd.	128,000	131,242
Lens Technology Co. Ltd. Class A	5,100	8,603
Lepu Medical Technology Beijing Co. Ltd. Class A	2,300	5,181
Li Auto, Inc. Class A *	19,746	352,380
Li Ning Co. Ltd.	41,500	173,291
Liaoning Port Co. Ltd. Class A	15,100	3,244
Lingyi iTech Guangdong Co. Class A	7,100	5,564
Livzon Pharmaceutical Group, Inc. Class A	700	3,550
Longfor Group Holdings Ltd. ~	33,056	59,091
LONGi Green Energy Technology Co. Ltd. Class A	8,102	30,397
Lufax Holding Ltd. ADR	12,243	12,978
Luxi Chemical Group Co. Ltd. Class A	2,600	4,038
Luxshare Precision Industry Co. Ltd. Class A	7,600	31,172
Luzhou Laojiao Co. Ltd. Class A	1,500	44,868
Mango Excellent Media Co. Ltd. Class A	1,900	7,387
Maxscend Microelectronics Co. Ltd. Class A	580	9,284
Meihua Holdings Group Co. Ltd. Class A	3,900	5,151
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A *	4,300	4,014
Meituan Class B * ~	89,090	1,289,684
Metallurgical Corp. of China Ltd. Class A	19,200	9,675
Microport Scientific Corp. *	14,700	22,107
Ming Yang Smart Energy Group Ltd. Class A	1,900	4,111
MINISO Group Holding Ltd. ADR	1,691	43,797
Minth Group Ltd.	14,000	35,984
Montage Technology Co. Ltd. Class A	1,165	7,932
Muyuan Foods Co. Ltd. Class A	5,860	30,462
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,243	2,164
Nanjing Securities Co. Ltd. Class A	4,400	4,904
NARI Technology Co. Ltd. Class A	8,658	26,343
National Silicon Industry Group Co. Ltd. Class A *	2,696	7,327
NAURA Technology Group Co. Ltd. Class A	500	16,543
NavInfo Co. Ltd. Class A *	2,500	3,480
NetEase, Inc.	33,905	679,837
New China Life Insurance Co. Ltd. Class A	2,100	10,641
New China Life Insurance Co. Ltd. Class H	15,000	35,977
New Hope Liuhe Co. Ltd. Class A *	4,600	6,941

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
New Oriental Education & Technology Group, Inc. *	26,400	$156,234
Ninestar Corp. Class A	1,300	4,606
Ningbo Deye Technology Co. Ltd. Class A	540	5,735
Ningbo Joyson Electronic Corp. Class A	1,700	4,066
Ningbo Orient Wires & Cables Co. Ltd. Class A	900	4,921
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	579	3,338
Ningbo Shanshan Co. Ltd. Class A	1,800	3,436
Ningbo Tuopu Group Co. Ltd. Class A	1,200	12,262
Ningxia Baofeng Energy Group Co. Ltd. Class A	7,800	15,311
NIO, Inc. ADR *	24,371	220,314
Nongfu Spring Co. Ltd. Class H ~	30,800	176,641
North Industries Group Red Arrow Co. Ltd. Class A	1,800	3,643
Offcn Education Technology Co. Ltd. Class A *	7,900	4,063
Offshore Oil Engineering Co. Ltd. Class A	5,200	4,618
Oppein Home Group, Inc. Class A	600	7,908
Orient Securities Co. Ltd. Class A	7,992	10,551
Oriental Pearl Group Co. Ltd. Class A	3,300	3,358
Ovctek China, Inc. Class A	1,120	3,945
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A *	11,100	5,594
PDD Holdings, Inc. ADR *	10,501	1,029,833
People’s Insurance Co. Group of China Ltd. Class A	30,500	24,764
People’s Insurance Co. Group of China Ltd. Class H	102,000	36,489
People.cn Co. Ltd. Class A	1,100	5,774
Perfect World Co. Ltd. Class A	2,497	4,526
PetroChina Co. Ltd. Class A	16,500	18,032
PetroChina Co. Ltd. Class H	380,000	284,784
Pharmaron Beijing Co. Ltd. Class A	1,350	5,769
Pharmaron Beijing Co. Ltd. Class H ~	200	474
PICC Property & Casualty Co. Ltd. Class H	122,000	156,220
Ping An Bank Co. Ltd. Class A	20,600	31,757
Ping An Healthcare & Technology Co. Ltd. * ~	10,000	23,270
Ping An Insurance Group Co. of China Ltd. Class A	12,000	79,992
Ping An Insurance Group Co. of China Ltd. Class H	117,000	663,583
Piotech, Inc. Class A *	193	6,339
Poly Developments & Holdings Group Co. Ltd. Class A	12,800	22,453
Pop Mart International Group Ltd. ~	8,600	25,296
Postal Savings Bank of China Co. Ltd. Class A	27,700	18,914
Postal Savings Bank of China Co. Ltd. Class H ~	142,000	71,504
Power Construction Corp. of China Ltd. Class A	18,300	13,439
Pylon Technologies Co. Ltd. Class A	226	4,056
Qi An Xin Technology Group, Inc. Class A *	840	5,921
Qifu Technology, Inc. ADR	1,983	30,459
Qinghai Salt Lake Industry Co. Ltd. Class A *	5,700	13,429
Raytron Technology Co. Ltd. Class A	570	3,733
Risen Energy Co. Ltd. Class A	1,500	3,925
Riyue Heavy Industry Co. Ltd. Class A	1,200	2,617
Rockchip Electronics Co. Ltd. Class A	400	3,369
Rongsheng Petrochemical Co. Ltd. Class A	10,797	17,647
SAIC Motor Corp. Ltd. Class A	8,100	16,482
Sailun Group Co. Ltd. Class A	2,700	4,686
Sanan Optoelectronics Co. Ltd. Class A	5,300	11,209
Sangfor Technologies, Inc. Class A *	500	6,397
Sany Heavy Equipment International Holdings Co. Ltd.	20,000	31,518
Sany Heavy Industry Co. Ltd. Class A	9,100	19,876
Satellite Chemical Co. Ltd. Class A	3,298	6,940
SDIC Capital Co. Ltd. Class A	6,300	5,956
SDIC Power Holdings Co. Ltd. Class A	8,000	12,891
Seazen Holdings Co. Ltd. Class A *	2,014	3,690

	Shares	Value
Seres Group Co. Ltd. Class A *	1,400	$10,775
SF Holding Co. Ltd. Class A	5,200	29,221
SG Micro Corp. Class A	417	4,439
Shaanxi Coal Industry Co. Ltd. Class A	10,300	26,107
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	2,750	3,174
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	1,200	2,952
Shandong Gold Mining Co. Ltd. Class A	3,500	11,995
Shandong Gold Mining Co. Ltd. Class H ~	13,750	25,870
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	800	3,862
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	2,310	10,166
Shandong Linglong Tyre Co. Ltd. Class A	1,600	4,461
Shandong Nanshan Aluminum Co. Ltd. Class A	11,200	4,827
Shandong Sun Paper Industry JSC Ltd. Class A	2,500	4,202
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	44,400	38,908
Shanghai Aiko Solar Energy Co. Ltd. Class A	1,680	5,153
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	1,316	5,210
Shanghai Baosight Software Co. Ltd. Class A	1,356	8,406
Shanghai Baosight Software Co. Ltd. Class B	12,468	26,276
Shanghai Construction Group Co. Ltd. Class A	8,800	3,319
Shanghai Electric Group Co. Ltd. Class A *	13,000	8,339
Shanghai Electric Power Co. Ltd. Class A	3,600	4,370
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	3,800	14,899
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	6,000	14,031
Shanghai Friendess Electronic Technology Corp. Ltd. Class A	96	3,278
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	291	1,906
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	1,000	2,137
Shanghai International Airport Co. Ltd. Class A *	1,200	6,251
Shanghai International Port Group Co. Ltd. Class A	7,700	5,439
Shanghai Jinjiang International Hotels Co. Ltd. Class A	900	4,652
Shanghai Junshi Biosciences Co. Ltd. Class A *	985	5,192
Shanghai Lingang Holdings Corp. Ltd. Class A	2,700	4,208
Shanghai M&G Stationery, Inc. Class A	900	4,500
Shanghai Moons’ Electric Co. Ltd. Class A	400	3,796
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,000	4,955
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	14,600	22,732
Shanghai Pudong Development Bank Co. Ltd. Class A	31,136	30,365
Shanghai Putailai New Energy Technology Co. Ltd. Class A	2,139	8,593
Shanghai RAAS Blood Products Co. Ltd. Class A	6,500	6,211
Shanghai Rural Commercial Bank Co. Ltd. Class A	10,000	8,278
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,200	3,263
Shanxi Coal International Energy Group Co. Ltd. Class A	2,400	6,195
Shanxi Coking Coal Energy Group Co. Ltd. Class A	5,200	7,164
Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	3,000	7,826
Shanxi Meijin Energy Co. Ltd. Class A *	3,800	3,656

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Shanxi Securities Co. Ltd. Class A	3,800	$2,999
Shanxi Taigang Stainless Steel Co. Ltd. Class A	6,200	3,437
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,240	40,924
Shede Spirits Co. Ltd. Class A	400	6,913
Shenergy Co. Ltd. Class A	6,000	5,216
Shenghe Resources Holding Co. Ltd. Class A	2,300	3,434
Shengyi Technology Co. Ltd. Class A	2,000	4,213
Shennan Circuits Co. Ltd. Class A	500	4,569
Shenwan Hongyuan Group Co. Ltd. Class A	24,200	14,389
Shenzhen Capchem Technology Co. Ltd. Class A	920	5,532
Shenzhen Dynanonic Co. Ltd. Class A	320	3,368
Shenzhen Energy Group Co. Ltd. Class A	3,900	3,410
Shenzhen Inovance Technology Co. Ltd. Class A	1,450	13,250
Shenzhen International Holdings Ltd.	25,618	15,765
Shenzhen Kaifa Technology Co. Ltd. Class A	2,000	4,728
Shenzhen Kangtai Biological Products Co. Ltd. Class A *	960	3,857
Shenzhen Kedali Industry Co. Ltd. Class A	300	3,954
Shenzhen Kstar Science & Technology Co. Ltd. Class A	800	3,154
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,300	48,306
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	900	7,827
Shenzhen Overseas Chinese Town Co. Ltd. Class A *	7,900	4,598
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,000	4,062
Shenzhen SC New Energy Technology Corp. Class A	400	4,174
Shenzhen SED Industry Co. Ltd. Class A	1,200	3,663
Shenzhen Senior Technology Material Co. Ltd. Class A	1,698	3,050
Shenzhen Sunlord Electronics Co. Ltd. Class A	600	2,364
Shenzhen Transsion Holdings Co. Ltd. Class A	861	17,245
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	1,200	4,062
Shenzhou International Group Holdings Ltd.	14,500	137,890
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,520	4,892
Shuangliang Eco-Energy Systems Co. Ltd. Class A	2,300	3,341
Sichuan Chuantou Energy Co. Ltd. Class A	4,500	9,118
Sichuan Hebang Biotechnology Co. Ltd. Class A	9,900	3,179
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,500	5,993
Sichuan New Energy Power Co. Ltd. *	2,000	3,265
Sichuan Road & Bridge Co. Ltd. Class A	7,780	9,233
Sichuan Swellfun Co. Ltd. Class A	582	4,840
Sichuan Yahua Industrial Group Co. Ltd. Class A	1,300	2,674
Sieyuan Electric Co. Ltd. Class A	700	4,962
Silergy Corp.	6,000	56,873
Sinolink Securities Co. Ltd. Class A	4,400	5,629
Sinoma International Engineering Co. Class A	3,200	4,963
Sinoma Science & Technology Co. Ltd. Class A	1,600	4,508
Sinomine Resource Group Co. Ltd. Class A	868	4,342
Sinopec Shanghai Petrochemical Co. Ltd. Class A *	5,400	2,288
Sinopharm Group Co. Ltd. Class H	23,200	67,264
Sinotruk Hong Kong Ltd.	12,000	23,077
Skshu Paint Co. Ltd. Class A *	528	4,985
Smoore International Holdings Ltd. ~	32,000	28,892

	Shares	Value
Songcheng Performance Development Co. Ltd. Class A	2,400	$4,025
SooChow Securities Co. Ltd. Class A	5,410	6,260
Southwest Securities Co. Ltd. Class A	7,100	4,021
Spring Airlines Co. Ltd. Class A *	1,200	9,020
StarPower Semiconductor Ltd. Class A	200	4,935
Sungrow Power Supply Co. Ltd. Class A	1,600	19,612
Sunny Optical Technology Group Co. Ltd.	12,400	85,935
Sunresin New Materials Co. Ltd. Class A	600	4,804
Sunwoda Electronic Co. Ltd. Class A	2,200	5,107
SUPCON Technology Co. Ltd. Class A	648	4,240
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,400	3,325
Suzhou Maxwell Technologies Co. Ltd. Class A	316	5,496
Suzhou TFC Optical Communication Co. Ltd. Class A	400	5,224
TAL Education Group ADR *	7,736	70,475
Tangshan Jidong Cement Co. Ltd. Class A	3,300	3,415
TBEA Co. Ltd. Class A	5,500	11,202
TCL Technology Group Corp. Class A *	20,300	11,374
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	4,350	13,926
Tencent Holdings Ltd.	117,700	4,562,515
Tencent Music Entertainment Group ADR *	13,162	83,974
Thunder Software Technology Co. Ltd. Class A	400	4,187
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	900	3,126
Tianma Microelectronics Co. Ltd. Class A *	2,700	3,417
Tianqi Lithium Corp. Class A	1,600	12,086
Tianshan Aluminum Group Co. Ltd. Class A	4,300	3,866
Tianshui Huatian Technology Co. Ltd. Class A	2,700	3,326
Tingyi Cayman Islands Holding Corp.	34,000	47,499
Titan Wind Energy Suzhou Co. Ltd. Class A *	2,400	4,250
Tongcheng Travel Holdings Ltd. *	22,000	48,120
TongFu Microelectronics Co. Ltd. Class A	1,200	3,160
Tongkun Group Co. Ltd. Class A *	2,100	4,247
Tongling Nonferrous Metals Group Co. Ltd. Class A	13,600	5,950
Tongwei Co. Ltd. Class A	4,900	21,694
Topchoice Medical Corp. Class A *	400	4,851
Topsports International Holdings Ltd. ~	33,000	24,949
TravelSky Technology Ltd. Class H	16,000	27,590
Trina Solar Co. Ltd. Class A	2,336	9,814
Trip.com Group Ltd. *	9,649	340,094
Tsingtao Brewery Co. Ltd. Class A	700	8,401
Tsingtao Brewery Co. Ltd. Class H	10,000	81,430
Uni-President China Holdings Ltd.	23,000	16,154
Unigroup Guoxin Microelectronics Co. Ltd. Class A *	839	10,033
Unisplendour Corp. Ltd. Class A *	3,100	10,019
Universal Scientific Industrial Shanghai Co. Ltd. Class A	2,200	4,404
Verisilicon Microelectronics Shanghai Co. Ltd. Class A *	623	5,128
Vipshop Holdings Ltd. ADR *	5,959	95,404
Walvax Biotechnology Co. Ltd. Class A	1,500	4,840
Wanda Film Holding Co. Ltd. Class A *	2,800	5,194
Wanhua Chemical Group Co. Ltd. Class A	3,300	40,081
Want Want China Holdings Ltd.	82,000	53,444
Weibo Corp. ADR	1,410	17,681
Weichai Power Co. Ltd. Class A	6,500	11,159
Weichai Power Co. Ltd. Class H	34,000	46,084
Weihai Guangwei Composites Co. Ltd. Class A	960	3,616
Wens Foodstuffs Group Co. Ltd. Class A	7,000	16,693
Western Mining Co. Ltd. Class A	2,000	3,529
Western Securities Co. Ltd. Class A	4,800	4,353
Western Superconducting Technologies Co. Ltd. Class A	702	4,398

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Will Semiconductor Co. Ltd. Class A	1,280	$16,376
Wingtech Technology Co. Ltd. Class A *	1,300	7,786
Wintime Energy Group Co. Ltd. *	24,600	4,689
Wuchan Zhongda Group Co. Ltd. Class A	6,000	3,902
Wuhan Guide Infrared Co. Ltd. Class A	3,454	3,605
Wuliangye Yibin Co. Ltd. Class A	4,100	88,350
WUS Printed Circuit Kunshan Co. Ltd. Class A	2,100	6,481
WuXi AppTec Co. Ltd. Class A	2,800	33,276
WuXi AppTec Co. Ltd. Class H ~	6,340	75,605
Wuxi Biologics Cayman, Inc. * ~	67,000	389,394
XCMG Construction Machinery Co. Ltd. Class A	12,700	11,104
Xiamen C & D, Inc. Class A	2,700	3,683
Xiamen Faratronic Co. Ltd. Class A	200	2,655
Xiamen Tungsten Co. Ltd. Class A	1,600	3,769
Xiaomi Corp. Class B * ~	269,600	422,357
Xinjiang Daqo New Energy Co. Ltd. Class A	1,856	10,287
Xinyi Solar Holdings Ltd.	86,081	63,989
XPeng, Inc. Class A *	18,208	166,374
Xtep International Holdings Ltd.	26,000	23,948
Yadea Group Holdings Ltd. ~	22,000	40,739
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	700	3,356
Yankuang Energy Group Co. Ltd. Class A	4,200	11,662
Yankuang Energy Group Co. Ltd. Class H	40,000	75,458
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	900	3,919
Yealink Network Technology Corp. Ltd. Class A	1,280	6,259
Yifeng Pharmacy Chain Co. Ltd. Class A	972	4,682
Yihai International Holding Ltd. *	9,000	15,442
Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,500	7,087
Yintai Gold Co. Ltd. Class A	2,700	5,242
Yonghui Superstores Co. Ltd. Class A *	8,100	3,569
YongXing Special Materials Technology Co. Ltd. Class A	650	4,050
Yonyou Network Technology Co. Ltd. Class A	3,600	8,225
Youngor Group Co. Ltd. Class A	3,800	3,707
YTO Express Group Co. Ltd. Class A	3,400	7,017
Yuan Longping High-tech Agriculture Co. Ltd. Class A *	1,500	3,080
Yuexiu Property Co. Ltd.	27,480	31,588
Yum China Holdings, Inc.	7,316	407,648
Yunda Holding Co. Ltd. Class A	2,200	2,978
Yunnan Aluminium Co. Ltd. Class A	3,600	7,469
Yunnan Baiyao Group Co. Ltd. Class A	1,960	14,333
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	500	6,412
Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,700	3,408
Yunnan Energy New Material Co. Ltd. Class A	1,100	9,060
Yunnan Tin Co. Ltd. Class A	1,800	3,538
Yunnan Yuntianhua Co. Ltd. Class A	1,500	3,519
Yutong Bus Co. Ltd. Class A	2,200	3,998
Zai Lab Ltd. *	16,580	40,573
Zangge Mining Co. Ltd. Class A	1,400	4,389
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	700	26,448
Zhaojin Mining Industry Co. Ltd. Class H	23,500	32,396
Zhefu Holding Group Co. Ltd. Class A	4,100	2,182
Zhejiang Century Huatong Group Co. Ltd. Class A *	7,420	4,907
Zhejiang China Commodities City Group Co. Ltd. Class A	4,900	6,067
Zhejiang Chint Electrics Co. Ltd. Class A	2,200	7,044
Zhejiang Dahua Technology Co. Ltd. Class A	3,500	10,698
Zhejiang Dingli Machinery Co. Ltd. Class A	400	2,894
Zhejiang Expressway Co. Ltd. Class H	22,000	16,370
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,200	2,785
Zhejiang Huayou Cobalt Co. Ltd. Class A	1,675	8,652

	Shares	Value
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,400	$9,160
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	1,200	4,770
Zhejiang Juhua Co. Ltd. Class A	2,600	5,418
Zhejiang Longsheng Group Co. Ltd. Class A	3,700	4,707
Zhejiang NHU Co. Ltd. Class A	3,104	6,914
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,800	7,344
Zhejiang Supor Co. Ltd. Class A	600	3,991
Zhejiang Weiming Environment Protection Co. Ltd. Class A	1,820	4,416
Zhejiang Weixing New Building Materials Co. Ltd. Class A	2,000	5,013
Zhejiang Zheneng Electric Power Co. Ltd. Class A *	10,800	6,284
Zheshang Securities Co. Ltd. Class A	3,500	4,844
ZhongAn Online P&C Insurance Co. Ltd. Class H * ~	12,600	36,936
Zhongji Innolight Co. Ltd. Class A	900	14,367
Zhongjin Gold Corp. Ltd. Class A	4,600	6,869
Zhongsheng Group Holdings Ltd.	14,500	40,598
Zhongtai Securities Co. Ltd. Class A	8,000	7,801
Zhuzhou CRRC Times Electric Co. Ltd.	9,700	33,503
Zhuzhou CRRC Times Electric Co. Ltd. Class A	532	2,904
Zhuzhou Kibing Group Co. Ltd. Class A	2,100	2,365
Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,900	2,552
Zijin Mining Group Co. Ltd. Class A	22,200	36,927
Zijin Mining Group Co. Ltd. Class H	94,000	142,504
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,800	6,391
ZTE Corp. Class A	4,100	18,409
ZTE Corp. Class H	13,600	40,925
ZTO Express Cayman, Inc. ADR	7,521	181,783

		34,074,043

Colombia - 0.1%
Bancolombia SA	4,540	34,283
Interconexion Electrica SA ESP	7,888	28,845

		63,128

Czech Republic - 0.2%
CEZ AS	2,824	119,946
Komercni banka AS	1,354	39,367
Moneta Money Bank AS ~	5,877	21,345

		180,658

Egypt - 0.1%
Commercial International Bank Egypt SAE	45,125	87,687
Eastern Co. SAE	18,480	14,451
EFG Holding SAE *	16,443	7,848

		109,986

Greece - 0.4%
Alpha Services and Holdings SA *	39,725	52,533
Eurobank Ergasias Services and Holdings SA Class A *	46,233	71,111
Hellenic Telecommunications Organization SA	3,316	48,366
JUMBO SA	1,997	54,895
Motor Oil Hellas Corinth Refineries SA	1,180	29,866
Mytilineos SA	1,862	68,536
National Bank of Greece SA *	9,774	55,026
OPAP SA	3,233	54,126
Piraeus Financial Holdings SA *	12,068	35,616
Public Power Corp. SA *	3,739	37,463

		507,538

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Hong Kong - 0.1%
China Common Rich Renewable Energy Investments Ltd. * Ω ±	122,000	$-
Kingboard Laminates Holdings Ltd.	17,000	11,998
Nine Dragons Paper Holdings Ltd.	29,000	16,266
Orient Overseas International Ltd.	2,500	33,298
Sino Biopharmaceutical Ltd.	179,000	64,432
Vinda International Holdings Ltd.	6,000	14,374

		140,368

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	7,741	58,633
OTP Bank Nyrt	4,186	150,922
Richter Gedeon Nyrt	2,485	60,149

		269,704

India - 15.4%
ABB India Ltd.	947	46,651
Adani Enterprises Ltd.	2,975	86,168
Adani Green Energy Ltd. *	5,635	66,986
Adani Ports & Special Economic Zone Ltd.	9,190	91,088
Adani Power Ltd. *	13,721	62,366
Ambuja Cements Ltd.	10,602	54,052
Apollo Hospitals Enterprise Ltd.	1,754	108,307
Ashok Leyland Ltd.	25,689	54,633
Asian Paints Ltd.	6,730	255,796
Astral Ltd.	2,112	48,499
AU Small Finance Bank Ltd. ~	2,967	25,393
Aurobindo Pharma Ltd.	4,697	51,616
Avenue Supermarts Ltd. * ~	2,837	125,308
Axis Bank Ltd.	40,070	498,781
Bajaj Auto Ltd.	1,207	73,414
Bajaj Finance Ltd.	4,789	449,201
Bajaj Finserv Ltd.	6,669	123,295
Bajaj Holdings & Investment Ltd.	477	40,773
Balkrishna Industries Ltd.	1,376	42,296
Bandhan Bank Ltd. ~	12,885	38,915
Bank of Baroda	18,439	47,346
Berger Paints India Ltd. *	861	5,890
Berger Paints India Ltd.	4,306	29,448
Bharat Electronics Ltd.	63,521	105,537
Bharat Forge Ltd.	4,551	59,726
Bharat Petroleum Corp. Ltd.	13,503	56,327
Bharti Airtel Ltd.	39,198	436,522
Britannia Industries Ltd.	1,892	103,322
CG Power & Industrial Solutions Ltd.	10,928	58,080
Cholamandalam Investment & Finance Co. Ltd.	7,164	104,790
Cipla Ltd.	9,182	130,953
Coal India Ltd.	26,659	94,549
Colgate-Palmolive India Ltd.	2,178	52,524
Container Corp. Of India Ltd.	4,885	42,022
Cummins India Ltd.	2,421	49,340
Dabur India Ltd.	11,027	73,065
Divi’s Laboratories Ltd.	2,080	94,092
DLF Ltd.	11,024	70,305
Dr Reddy’s Laboratories Ltd.	1,895	127,174
Eicher Motors Ltd.	2,382	98,684
GAIL India Ltd.	40,958	61,257
Godrej Consumer Products Ltd. *	7,120	84,937
Godrej Properties Ltd. *	2,229	41,595
Grasim Industries Ltd.	4,586	106,998
Havells India Ltd.	4,341	72,425
HCL Technologies Ltd.	16,586	245,828
HDFC Asset Management Co. Ltd. ~	1,486	47,330
HDFC Bank Ltd.	49,015	898,930
HDFC Life Insurance Co. Ltd. ~	16,947	129,801
Hero MotoCorp Ltd.	1,954	71,795
Hindalco Industries Ltd.	21,478	126,776

	Shares	Value
Hindustan Aeronautics Ltd. *	2,976	$68,949
Hindustan Petroleum Corp. Ltd. *	10,094	30,984
Hindustan Unilever Ltd.	14,440	428,248
ICICI Bank Ltd.	91,049	1,043,130
ICICI Lombard General Insurance Co. Ltd. ~	4,281	67,341
ICICI Prudential Life Insurance Co. Ltd. ~	6,398	43,543
IDFC First Bank Ltd. *	57,016	65,300
Indian Hotels Co. Ltd.	14,770	72,921
Indian Oil Corp. Ltd.	50,226	54,935
Indian Railway Catering & Tourism Corp. Ltd.	4,269	34,929
Indraprastha Gas Ltd.	5,614	30,683
Info Edge India Ltd.	1,262	63,102
Infosys Ltd.	58,292	1,001,766
InterGlobe Aviation Ltd. * ~	2,338	66,911
ITC Ltd.	52,417	280,065
Jindal Steel & Power Ltd.	6,363	53,510
Jio Financial Services Ltd. *	53,331	148,482
JSW Steel Ltd.	10,537	98,569
Jubilant Foodworks Ltd.	7,025	44,967
Kotak Mahindra Bank Ltd.	19,200	400,128
Larsen & Toubro Ltd.	12,099	439,592
LTIMindtree Ltd. ~	1,547	96,658
Lupin Ltd.	3,647	51,353
Mahindra & Mahindra Ltd.	16,370	305,691
Marico Ltd.	9,205	62,145
Maruti Suzuki India Ltd.	2,384	303,958
Max Healthcare Institute Ltd.	13,525	92,389
Mphasis Ltd.	1,343	38,288
MRF Ltd.	34	43,875
Muthoot Finance Ltd.	2,140	32,217
Nestle India Ltd.	592	160,221
NTPC Ltd.	76,417	225,555
Oil & Natural Gas Corp. Ltd.	54,995	126,608
Page Industries Ltd.	109	51,065
Petronet LNG Ltd.	13,315	38,378
PI Industries Ltd.	1,455	60,433
Pidilite Industries Ltd.	2,709	79,454
Power Finance Corp. Ltd.	18,572	56,235
Power Finance Corp. Ltd. *	4,643	14,059
Power Grid Corp. of India Ltd.	81,397	195,378
REC Ltd.	20,796	71,837
Reliance Industries Ltd.	53,481	1,505,739
Samvardhana Motherson International Ltd.	42,215	48,629
SBI Cards & Payment Services Ltd.	5,039	47,919
SBI Life Insurance Co. Ltd. ~	7,879	123,591
Shree Cement Ltd.	160	48,962
Shriram Finance Ltd.	4,908	113,263
Siemens Ltd.	1,543	68,121
Sona Blw Precision Forgings Ltd. ~	7,292	51,128
SRF Ltd.	2,561	69,178
State Bank of India	31,385	225,442
Sun Pharmaceutical Industries Ltd.	16,829	234,268
Supreme Industries Ltd.	1,112	55,191
Tata Consultancy Services Ltd.	16,049	679,550
Tata Consumer Products Ltd.	9,721	102,459
Tata Elxsi Ltd.	610	52,934
Tata Motors Ltd.	29,125	220,299
Tata Power Co. Ltd.	24,874	78,391
Tata Steel Ltd.	128,373	198,555
Tech Mahindra Ltd.	9,378	137,680
Titan Co. Ltd.	6,245	236,230
Torrent Pharmaceuticals Ltd.	1,808	41,952
Trent Ltd.	3,145	78,608
Tube Investments of India Ltd.	1,891	67,862
TVS Motor Co. Ltd.	4,216	77,039
UltraTech Cement Ltd.	2,024	200,714
United Spirits Ltd. *	5,175	62,620
UPL Ltd.	7,799	57,749
Varun Beverages Ltd.	7,903	89,726
Vedanta Ltd.	13,216	35,229
Wipro Ltd.	22,724	110,665

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Yes Bank Ltd. *	230,119	$47,731
Zomato Ltd. *	76,141	92,740

		17,974,922

Indonesia - 1.9%
Aneka Tambang Tbk	149,200	17,461
P.T. Adaro Energy Indonesia Tbk	255,900	47,071
P.T. Astra International Tbk	353,500	141,987
P.T. Bank Central Asia Tbk	973,300	554,523
P.T. Bank Mandiri Persero Tbk	653,500	254,360
P.T. Bank Negara Indonesia Persero Tbk	132,600	88,449
P.T. Bank Rakyat Indonesia Persero Tbk	1,195,897	403,894
P.T. Barito Pacific Tbk	502,191	42,218
P.T. Charoen Pokphand Indonesia Tbk *	131,200	46,014
P.T. GoTo Gojek Tokopedia Tbk *	14,394,400	78,755
P.T. Indah Kiat Pulp & Paper Tbk	48,700	34,921
P.T. Indofood CBP Sukses Makmur Tbk	41,500	29,741
P.T. Indofood Sukses Makmur Tbk	78,000	33,390
P.T. Kalbe Farma Tbk	375,700	42,578
P.T. Merdeka Copper Gold Tbk *	214,462	39,842
P.T. Sarana Menara Nusantara Tbk	361,600	22,453
P.T. Semen Indonesia Persero Tbk	60,033	24,923
P.T. Sumber Alfaria Trijaya Tbk	295,900	56,672
P.T. Telkom Indonesia Persero Tbk	865,500	209,803
P.T. Unilever Indonesia Tbk	135,800	32,858
P.T. United Tractors Tbk	26,500	48,349
P.T. Vale Indonesia Tbk	44,200	16,111

		2,266,373

Kuwait - 0.8%
Agility Public Warehousing Co. KSC *	28,559	51,434
Boubyan Bank KSCP	24,667	48,200
Gulf Bank KSCP	32,876	27,944
Kuwait Finance House KSCP	142,263	336,839
Mabanee Co. KPSC	11,735	31,292
Mobile Telecommunications Co.	34,543	54,365
National Bank of Kuwait SAKP	131,963	386,733

		936,807

Luxembourg - 0.1%
Reinet Investments SCA	2,355	51,709

Malaysia - 1.4%
AMMB Holdings Bhd	29,500	23,226
Axiata Group Bhd	48,900	25,917
CELCOMDIGI Bhd	60,400	56,216
CIMB Group Holdings Bhd	111,820	129,179
Dialog Group Bhd	60,400	27,220
Gamuda Bhd	33,795	31,886
Genting Bhd	38,000	33,713
Genting Malaysia Bhd	52,800	28,073
Hong Leong Bank Bhd	11,500	47,725
Hong Leong Financial Group Bhd	4,100	15,456
IHH Healthcare Bhd	39,000	48,462
Inari Amertron Bhd	47,000	28,947
IOI Corp. Bhd	44,700	37,833
Kuala Lumpur Kepong Bhd	8,300	37,784
Malayan Banking Bhd	95,388	178,443
Malaysia Airports Holdings Bhd	14,592	22,159
Maxis Bhd	41,800	35,933
MISC Bhd	23,700	35,705
MR DIY Group M Bhd ~	47,950	15,402
Nestle Malaysia Bhd	1,200	32,331
Petronas Chemicals Group Bhd	48,500	74,129
Petronas Dagangan Bhd	5,300	25,263
Petronas Gas Bhd	14,100	50,571
PPB Group Bhd	11,400	37,585
Press Metal Aluminium Holdings Bhd	64,000	64,079

	Shares	Value
Public Bank Bhd	254,800	$220,142
QL Resources Bhd	19,400	22,560
RHB Bank Bhd	26,268	30,352
Sime Darby Bhd	48,600	22,837
Sime Darby Plantation Bhd	37,002	33,688
Telekom Malaysia Bhd	20,281	21,147
Tenaga Nasional Bhd	46,000	97,830

		1,591,793

Mexico - 2.5%
Alfa SAB de CV Class A	55,500	36,114
America Movil SAB de CV	332,100	287,556
Arca Continental SAB de CV	9,100	82,648
Banco del Bajio SA ~	13,800	43,401
Cemex SAB de CV *	266,100	173,608
Coca-Cola Femsa SAB de CV	9,085	71,304
Fibra Uno Administracion SA de CV REIT	51,100	85,179
Fomento Economico Mexicano SAB de CV	34,200	373,507
Gruma SAB de CV Class B	3,295	56,433
Grupo Aeroportuario del Pacifico SAB de CV Class B	6,900	113,409
Grupo Aeroportuario del Sureste SAB de CV Class B	3,375	82,607
Grupo Bimbo SAB de CV	23,300	112,332
Grupo Carso SAB de CV Series A1	10,000	73,252
Grupo Financiero Banorte SAB de CV Class O	45,600	382,305
Grupo Financiero Inbursa SAB de CV Class O *	32,200	63,319
Grupo Mexico SAB de CV	54,600	258,440
Grupo Televisa SAB	41,600	25,279
Industrias Penoles SAB de CV *	3,500	41,261
Kimberly-Clark de Mexico SAB de CV Class A	26,300	52,366
Operadora De Sites Mexicanos SAB de CV REIT	23,000	19,110
Orbia Advance Corp. SAB de CV	17,800	36,984
Promotora y Operadora de Infraestructura SAB de CV	3,390	30,300
Southern Copper Corp.	1,487	111,956
Wal-Mart de Mexico SAB de CV	92,100	346,680

		2,959,350

Peru - 0.2%
Cia de Minas Buenaventura SAA ADR	3,842	32,734
Credicorp Ltd.	1,184	151,516

		184,250

Philippines - 0.6%
Aboitiz Equity Ventures, Inc.	30,110	26,690
Ayala Corp.	4,310	47,439
Ayala Land, Inc.	116,100	60,328
Bank of the Philippine Islands	35,171	69,555
BDO Unibank, Inc.	41,372	103,549
International Container Terminal Services, Inc.	17,540	64,078
JG Summit Holdings, Inc.	46,850	31,487
Jollibee Foods Corp.	7,970	32,276
Manila Electric Co.	5,010	32,588
Metropolitan Bank & Trust Co.	32,060	30,568
PLDT, Inc.	1,345	27,895
SM Investments Corp.	4,350	64,812
SM Prime Holdings, Inc.	176,100	94,307
Universal Robina Corp.	15,530	32,635

		718,207

Poland - 0.7%
Allegro.eu SA * ~	8,226	60,386
Bank Polska Kasa Opieki SA	3,199	73,563
Budimex SA	224	22,224
CD Projekt SA	1,114	31,829
Cyfrowy Polsat SA *	4,515	12,466

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Dino Polska SA * ~	872	$70,670
KGHM Polska Miedz SA	2,418	61,600
LPP SA	19	56,391
mBank SA *	266	23,974
ORLEN SA	10,187	136,483
PGE Polska Grupa Energetyczna SA *	15,959	27,290
Powszechna Kasa Oszczednosci Bank Polski SA *	15,369	121,581
Powszechny Zaklad Ubezpieczen SA	10,543	99,584
Santander Bank Polska SA *	638	52,376

		850,417

Qatar - 0.9%
Barwa Real Estate Co.	38,031	26,972
Commercial Bank PSQC	56,326	83,547
Dukhan Bank	32,618	35,580
Industries Qatar QSC	26,345	99,274
Masraf Al Rayan QSC	95,959	58,776
Mesaieed Petrochemical Holding Co.	78,088	39,847
Ooredoo QPSC	14,271	41,911
Qatar Electricity & Water Co. QSC	7,796	37,525
Qatar Fuel QSC	10,603	48,063
Qatar Gas Transport Co. Ltd.	44,325	45,316
Qatar International Islamic Bank QSC	17,522	46,212
Qatar Islamic Bank SAQ	28,976	147,746
Qatar National Bank QPSC	81,051	342,943

		1,053,712

Romania - 0.0%
NEPI Rockcastle NV *	8,482	46,635

Russia - 0.0%
Alrosa PJSC * Ω ±	104,260	-
Gazprom PJSC * Ω ±	58,020	-
Gazprom PJSC ADR (OTC) * Ω ±	8,195	-
Gazprom PJSC ADR (SEAQ) * Ω ±	194,171	-
Inter RAO UES PJSC * Ω ±	1,499,500	-
LUKOIL PJSC * Ω ±	2,583	-
LUKOIL PJSC ADR (SEAQ) * Ω ±	13,502	-
Magnit PJSC GDR * ~ Ω ±	3,308	-
Magnit PJSC GDR (LI) * ~ Ω ±	10,327	-
MMC Norilsk Nickel PJSC * Ω ±	298	-
MMC Norilsk Nickel PJSC ADR * Ω ±	21,092	-
Mobile TeleSystems PJSC ADR * Ω ±	17,555	-
Moscow Exchange MICEX-RTS PJSC * Ω ±	58,150	-
Novatek PJSC GDR (LI) * ~ Ω ±	3,551	-
Novolipetsk Steel PJSC * Ω ±	4,620	-
Novolipetsk Steel PJSC GDR * Ω ±	5,477	-
Ozon Holdings PLC ADR * Ω ±	1,985	-
PhosAgro PJSC * Ω ±	34	-
PhosAgro PJSC GDR * ~ Ω ±	5,315	-
Polyus PJSC * Ω ±	241	-
Polyus PJSC ADR * Ω ±	2,028	-
Polyus PJSC GDR * ~ Ω ±	262	-
Rosneft Oil Co. PJSC * Ω ±	3,660	-
Rosneft Oil Co. PJSC GDR * ~ Ω ±	41,896	-
Sberbank of Russia PJSC * Ω ±	41,510	-
Sberbank of Russia PJSC ADR (OTC) * Ω ±	2,527	-
Sberbank of Russia PJSC ADR (SEAQ) * Ω ±	92,176	-
Severstal PAO * Ω ±	812	-
Severstal PAO GDR * ~ Ω ±	7,476	-
Surgutneftegas PJSC ADR (LI) * Ω ±	49,470	-
Tatneft PJSC * Ω ±	9,037	-
Tatneft PJSC ADR * Ω ±	7,942	-
TCS Group Holding PLC GDR * ~ Ω ±	4,555	-

	Shares	Value
United Co. RUSAL International PJSC * Ω ±	114,970	$-
VK Co. Ltd. GDR * Ω ±	4,153	-
VTB Bank PJSC * Ω ±	21,000,000	1
VTB Bank PJSC GDR * ~ Ω ±	57,906	-
X5 Retail Group NV GDR * ~ Ω ±	4,746	-
Yandex NV Class A * Ω ±	11,538	-

		1

Saudi Arabia - 4.1%
ACWA Power Co.	1,656	86,300
Advanced Petrochemical Co.	2,259	24,179
Al Rajhi Bank	34,435	623,843
Alinma Bank	17,166	153,009
Almarai Co. JSC	4,342	73,672
Arab National Bank	11,720	74,999
Arabian Internet & Communications Services Co.	428	36,521
Bank Al-Jazira *	7,127	31,947
Bank AlBilad	8,541	96,411
Banque Saudi Fransi	10,312	100,416
Bupa Arabia for Cooperative Insurance Co.	1,335	74,039
Co. for Cooperative Insurance	1,071	35,981
Dallah Healthcare Co.	609	23,155
Dar Al Arkan Real Estate Development Co. *	9,420	39,635
Dr Sulaiman Al Habib Medical Services Group Co.	1,527	95,965
Elm Co.	419	87,142
Etihad Etisalat Co.	6,549	77,793
Jarir Marketing Co.	10,465	40,460
Mobile Telecommunications Co. Saudi Arabia	7,832	27,482
Mouwasat Medical Services Co.	1,744	47,808
Nahdi Medical Co.	694	26,692
National Industrialization Co. Class C *	5,820	19,720
Power & Water Utility Co. for Jubail & Yanbu	1,293	21,627
Rabigh Refining & Petrochemical Co. *	7,400	21,374
Riyad Bank	25,787	190,935
SABIC Agri-Nutrients Co.	4,079	144,762
Sahara International Petrochemical Co.	6,382	64,446
Saudi Arabian Mining Co. *	22,623	243,553
Saudi Arabian Oil Co. ~	46,859	436,543
Saudi Aramco Base Oil Co.	901	35,751
Saudi Awwal Bank	17,639	162,318
Saudi Basic Industries Corp.	15,800	347,904
Saudi Electricity Co.	14,442	73,493
Saudi Industrial Investment Group	6,580	41,735
Saudi Investment Bank	8,700	36,672
Saudi Kayan Petrochemical Co. *	13,052	43,528
Saudi National Bank	51,613	451,590
Saudi Research & Media Group *	641	28,112
Saudi Tadawul Group Holding Co.	856	44,086
Saudi Telecom Co.	35,088	351,892
Savola Group	4,661	44,827
Yanbu National Petrochemical Co.	4,905	54,471

		4,736,788

South Africa - 2.8%
Absa Group Ltd.	14,881	137,140
African Rainbow Minerals Ltd.	1,999	17,958
Anglo American Platinum Ltd.	1,180	44,042
Aspen Pharmacare Holdings Ltd.	6,550	59,440
Bid Corp. Ltd.	5,877	131,066
Bidvest Group Ltd.	5,012	72,208
Capitec Bank Holdings Ltd.	1,526	137,982
Clicks Group Ltd.	4,199	57,362
Discovery Ltd. *	9,568	69,312
Exxaro Resources Ltd.	4,347	39,577
FirstRand Ltd.	88,794	299,007
Gold Fields Ltd.	15,693	170,093
Growthpoint Properties Ltd. REIT	60,977	33,977

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Harmony Gold Mining Co. Ltd.	9,910	$37,211
Impala Platinum Holdings Ltd.	15,230	79,335
Kumba Iron Ore Ltd.	1,149	27,599
MTN Group Ltd.	29,751	177,323
Naspers Ltd. Class N	3,444	551,002
Nedbank Group Ltd.	7,749	82,807
Northam Platinum Holdings Ltd.	6,353	38,526
Old Mutual Ltd.	84,392	53,754
OUTsurance Group Ltd.	14,979	33,829
Pepkor Holdings Ltd. ~	35,942	32,659
Remgro Ltd.	9,193	72,102
Sanlam Ltd.	31,116	107,947
Sasol Ltd.	10,001	137,286
Shoprite Holdings Ltd.	8,796	111,422
Sibanye Stillwater Ltd.	49,191	75,518
Standard Bank Group Ltd.	23,613	229,124
Vodacom Group Ltd.	11,073	61,851
Woolworths Holdings Ltd.	16,532	59,226

		3,237,685

South Korea - 11.3%
Amorepacific Corp.	520	46,988
BGF retail Co. Ltd.	156	16,309
Celltrion Healthcare Co. Ltd.	1,862	86,917
Celltrion Pharm, Inc. *	317	15,693
Celltrion, Inc.	1,916	197,706
CJ CheilJedang Corp.	147	33,369
CosmoAM&T Co. Ltd. *	409	45,034
Coway Co. Ltd.	989	30,193
DB Insurance Co. Ltd.	819	54,267
Doosan Bobcat, Inc.	963	36,348
Doosan Enerbility Co. Ltd. *	7,803	94,886
Ecopro BM Co. Ltd.	858	160,277
Ecopro Co. Ltd.	351	232,991
F&F Co. Ltd.	307	25,682
GS Holdings Corp.	820	24,194
Hana Financial Group, Inc.	5,190	162,595
Hankook Tire & Technology Co. Ltd.	1,322	38,670
Hanmi Pharm Co. Ltd.	123	27,265
Hanmi Semiconductor Co. Ltd.	768	29,892
Hanon Systems	3,321	23,156
Hanwha Aerospace Co. Ltd.	630	48,754
Hanwha Ocean Co. Ltd. *	756	17,251
Hanwha Solutions Corp. *	1,834	40,435
HD Hyundai Co. Ltd.	771	37,866
HD Hyundai Heavy Industries Co. Ltd. *	395	35,424
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	756	62,133
HLB, Inc. *	2,063	45,735
HMM Co. Ltd.	4,349	52,459
Hotel Shilla Co. Ltd.	558	34,921
HYBE Co. Ltd. *	331	58,256
Hyundai Engineering & Construction Co. Ltd.	1,387	37,212
Hyundai Glovis Co. Ltd.	334	45,586
Hyundai Mipo Dockyard Co. Ltd. *	427	26,179
Hyundai Mobis Co. Ltd.	1,073	190,971
Hyundai Motor Co.	2,408	340,501
Hyundai Steel Co.	1,541	43,349
Industrial Bank of Korea	4,921	40,833
JYP Entertainment Corp.	496	41,186
Kakao Corp.	5,435	177,380
Kakao Games Corp. *	661	12,460
KakaoBank Corp.	2,970	51,399
Kakaopay Corp. *	479	14,442
Kangwon Land, Inc.	1,714	19,179
KB Financial Group, Inc.	6,728	274,414
Kia Corp.	4,580	275,671
Korea Aerospace Industries Ltd.	1,298	46,851
Korea Electric Power Corp. *	4,413	58,670
Korea Investment Holdings Co. Ltd.	743	29,173

	Shares	Value
Korea Zinc Co. Ltd.	141	$52,816
Korean Air Lines Co. Ltd.	3,169	51,019
Krafton, Inc. *	500	55,810
KT Corp.	1,155	28,441
KT&G Corp.	1,799	114,888
Kumho Petrochemical Co. Ltd.	313	31,057
L&F Co. Ltd.	449	57,302
LG Chem Ltd.	867	317,440
LG Corp.	1,647	102,381
LG Display Co. Ltd. *	4,137	40,152
LG Electronics, Inc.	1,864	139,087
LG Energy Solution Ltd. *	821	289,533
LG H&H Co. Ltd.	167	55,095
LG Innotek Co. Ltd.	253	45,843
LG Uplus Corp.	3,779	29,019
Lotte Chemical Corp.	331	33,605
Lotte Energy Materials Corp.	411	12,080
Meritz Financial Group, Inc. *	1,803	73,788
Mirae Asset Securities Co. Ltd.	4,845	23,143
NAVER Corp.	2,300	343,884
NCSoft Corp.	254	41,760
Netmarble Corp. * ~	384	11,958
NH Investment & Securities Co. Ltd. Class C	2,652	20,074
Orion Corp.	423	40,321
Pan Ocean Co. Ltd.	4,752	17,399
Pearl Abyss Corp. *	573	19,763
POSCO Future M Co. Ltd.	544	143,914
POSCO Holdings, Inc.	1,262	497,189
Posco International Corp.	939	49,332
S-Oil Corp.	799	46,730
Samsung Biologics Co. Ltd. * ~	310	156,484
Samsung C&T Corp.	1,450	115,609
Samsung Electro-Mechanics Co. Ltd.	978	99,379
Samsung Electronics Co. Ltd.	83,695	4,231,126
Samsung Engineering Co. Ltd. *	2,717	60,799
Samsung Fire & Marine Insurance Co. Ltd.	538	103,472
Samsung Heavy Industries Co. Ltd. *	11,532	66,901
Samsung Life Insurance Co. Ltd.	1,383	71,945
Samsung SDI Co. Ltd.	965	364,686
Samsung SDS Co. Ltd.	671	67,202
Samsung Securities Co. Ltd.	1,112	30,254
Shinhan Financial Group Co. Ltd.	7,736	203,597
SK Biopharmaceuticals Co. Ltd. *	558	35,629
SK Bioscience Co. Ltd. *	479	24,107
SK Hynix, Inc.	9,588	811,765
SK IE Technology Co. Ltd. * ~	444	24,258
SK Innovation Co. Ltd. *	1,131	124,094
SK Square Co. Ltd. *	1,763	55,352
SK, Inc.	631	68,228
SKC Co. Ltd.	337	18,920
Woori Financial Group, Inc.	10,579	95,899
Yuhan Corp.	955	53,608

		13,209,259

Taiwan - 14.4%
Accton Technology Corp.	9,000	138,080
Acer, Inc.	50,000	56,339
Advantech Co. Ltd.	7,898	84,569
ASE Technology Holding Co. Ltd.	54,000	184,327
Asia Cement Corp.	41,000	50,506
Asustek Computer, Inc.	12,000	136,549
AUO Corp. *	116,400	59,156
Catcher Technology Co. Ltd.	10,000	56,594
Cathay Financial Holding Co. Ltd. *	167,202	230,870
Chailease Holding Co. Ltd.	26,798	150,477
Chang Hwa Commercial Bank Ltd.	97,144	51,945
Cheng Shin Rubber Industry Co. Ltd.	33,000	43,473
China Airlines Ltd.	51,000	33,550
China Development Financial Holding Corp. *	280,214	102,438
China Steel Corp.	207,000	161,985

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Chunghwa Telecom Co. Ltd.	67,000	$240,823
Compal Electronics, Inc.	73,000	69,563
CTBC Financial Holding Co. Ltd.	310,000	235,530
Delta Electronics, Inc.	34,000	342,445
E Ink Holdings, Inc.	15,000	83,640
E.Sun Financial Holding Co. Ltd.	248,021	186,450
Eclat Textile Co. Ltd.	3,000	45,268
eMemory Technology, Inc.	1,000	62,784
Eva Airways Corp.	46,000	42,437
Evergreen Marine Corp. Taiwan Ltd.	18,000	64,733
Far Eastern New Century Corp.	52,000	46,377
Far EasTone Telecommunications Co. Ltd.	28,000	63,067
Feng TAY Enterprise Co. Ltd.	9,080	51,535
First Financial Holding Co. Ltd.	191,672	157,728
Formosa Chemicals & Fibre Corp.	62,000	118,143
Formosa Petrochemical Corp.	20,000	49,934
Formosa Plastics Corp.	67,000	165,629
Fubon Financial Holding Co. Ltd.	136,783	257,525
Giant Manufacturing Co. Ltd.	5,181	28,608
Gigabyte Technology Co. Ltd.	9,000	79,108
Global Unichip Corp.	2,000	85,164
Globalwafers Co. Ltd.	4,000	56,395
Hon Hai Precision Industry Co. Ltd.	219,000	705,888
Hotai Motor Co. Ltd.	5,120	104,053
Hua Nan Financial Holdings Co. Ltd. Class C	155,316	98,695
Innolux Corp.	150,390	61,339
Inventec Corp.	47,000	71,655
Largan Precision Co. Ltd.	2,000	132,497
Lite-On Technology Corp.	35,000	132,139
MediaTek, Inc.	27,000	617,297
Mega Financial Holding Co. Ltd.	197,140	230,452
Micro-Star International Co. Ltd.	13,000	66,135
momo.com, Inc.	1,320	20,621
Nan Ya Plastics Corp.	84,000	173,294
Nan Ya Printed Circuit Board Corp.	4,000	33,151
Nanya Technology Corp.	22,000	44,835
Nien Made Enterprise Co. Ltd.	3,000	28,802
Novatek Microelectronics Corp.	10,000	131,316
Pegatron Corp.	35,000	83,092
PharmaEssentia Corp. *	4,000	41,668
Pou Chen Corp.	39,000	34,653
Powerchip Semiconductor Manufacturing Corp.	54,000	44,525
President Chain Store Corp.	10,000	81,294
Quanta Computer, Inc.	47,000	351,753
Realtek Semiconductor Corp.	9,000	110,506
Ruentex Development Co. Ltd. *	27,900	30,448
Shanghai Commercial & Savings Bank Ltd.	68,178	91,409
Shin Kong Financial Holding Co. Ltd. *	227,344	65,357
SinoPac Financial Holdings Co. Ltd.	183,568	99,016
Synnex Technology International Corp.	22,000	43,694
Taishin Financial Holding Co. Ltd.	196,730	109,171
Taiwan Business Bank	109,568	44,842
Taiwan Cement Corp.	112,493	115,928
Taiwan Cooperative Financial Holding Co. Ltd.	181,366	143,910
Taiwan High Speed Rail Corp.	35,000	32,490
Taiwan Mobile Co. Ltd.	30,000	87,948
Taiwan Semiconductor Manufacturing Co. Ltd.	433,000	7,060,599
Uni-President Enterprises Corp.	85,000	184,744
Unimicron Technology Corp.	24,000	129,486
United Microelectronics Corp.	198,000	278,025
Vanguard International Semiconductor Corp.	16,000	33,812
Voltronic Power Technology Corp.	1,000	49,247
Walsin Lihwa Corp.	48,727	55,641
Wan Hai Lines Ltd.	12,500	18,728
Winbond Electronics Corp.	53,000	41,659
Wistron Corp.	46,000	145,676
Wiwynn Corp.	2,000	93,261
WPG Holdings Ltd.	28,000	52,591
Yageo Corp.	5,571	90,717
Yang Ming Marine Transport Corp.	31,000	43,680

	Shares	Value
Yuanta Financial Holding Co. Ltd.	177,794	$138,113
Zhen Ding Technology Holding Ltd.	11,000	33,583

		16,787,179

Thailand - 1.8%
Advanced Info Service PCL	2,800	17,486
Advanced Info Service PCL NVDR	18,400	114,907
Airports of Thailand PCL *	15,500	29,655
Airports of Thailand PCL NVDR *	60,700	116,132
Asset World Corp. PCL NVDR	142,800	15,241
B Grimm Power PCL	3,500	2,758
B Grimm Power PCL NVDR	11,300	8,904
Bangkok Dusit Medical Services PCL NVDR	197,700	144,796
Bangkok Expressway & Metro PCL	6,800	1,546
Bangkok Expressway & Metro PCL NVDR	129,100	29,357
Banpu PCL NVDR	134,900	29,570
Berli Jucker PCL NVDR	17,900	15,076
BTS Group Holdings PCL NVDR	139,100	28,584
Bumrungrad Hospital PCL NVDR	10,600	77,829
Central Pattana PCL NVDR	36,000	62,326
Central Retail Corp. PCL NVDR	32,300	34,271
Charoen Pokphand Foods PCL NVDR	68,700	39,014
CP ALL PCL NVDR	102,100	169,321
CP Axtra PCL NVDR	37,700	33,310
Delta Electronics Thailand PCL	9,100	20,572
Delta Electronics Thailand PCL NVDR	45,600	103,075
Electricity Generating PCL NVDR	4,200	13,940
Energy Absolute PCL	1,300	1,815
Energy Absolute PCL NVDR	28,600	39,933
Global Power Synergy PCL NVDR	12,600	15,434
Gulf Energy Development PCL NVDR	52,200	65,077
Home Product Center PCL	8,200	2,808
Home Product Center PCL NVDR	97,100	33,254
Indorama Ventures PCL NVDR	29,900	21,288
Intouch Holdings PCL NVDR	17,100	34,545
JMT Network Services PCL NVDR	100	131
Kasikornbank PCL NVDR	10,500	36,242
Krung Thai Bank PCL NVDR	62,200	32,378
Krungthai Card PCL NVDR	18,400	22,193
Land & Houses PCL NVDR	148,300	31,711
Minor International PCL NVDR	58,990	50,464
Muangthai Capital PCL	2,200	2,163
Muangthai Capital PCL NVDR	11,000	10,817
Osotspa PCL NVDR	24,000	16,443
PTT Exploration & Production PCL NVDR	24,700	115,254
PTT Global Chemical PCL NVDR	40,500	38,194
PTT Oil & Retail Business PCL NVDR	53,400	27,370
PTT PCL	22,100	20,269
PTT PCL NVDR	152,800	140,141
Ratch Group PCL NVDR	19,300	16,673
SCB X PCL	4,250	11,939
SCB X PCL NVDR	10,700	30,058
SCG Packaging PCL NVDR	22,900	23,952
Siam Cement PCL	500	4,123
Siam Cement PCL NVDR	13,400	110,481
Thai Oil PCL	4,014	5,531
Thai Oil PCL NVDR	17,783	24,505
Thai Union Group PCL NVDR	700	278
True Corp. PCL NVDR	182,474	35,437

		2,128,571

Turkey - 0.7%
Akbank T.A.S	55,506	67,612
Aselsan Elektronik Sanayi Ve Ticaret AS	24,334	36,167
BIM Birlesik Magazalar AS	7,894	78,972
Eregli Demir ve Celik Fabrikalari TAS *	24,819	40,200
Ford Otomotiv Sanayi AS	1,250	38,523
Haci Omer Sabanci Holding AS	18,138	39,454
Hektas Ticaret TAS *	20,247	19,827
KOC Holding AS	13,163	70,362

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Koza Altin Isletmeleri AS	17,120	$17,934
Pegasus Hava Tasimaciligi AS *	821	24,630
Sasa Polyester Sanayi AS *	18,854	33,818
Tofas Turk Otomobil Fabrikasi AS	2,226	23,959
Turk Hava Yollari AO *	9,543	84,230
Turkcell Iletisim Hizmetleri AS *	21,520	41,755
Turkiye Is Bankasi AS Class C	62,223	58,273
Turkiye Petrol Rafinerileri AS	16,720	96,866
Turkiye Sise ve Cam Fabrikalari AS	24,512	48,758
Yapi ve Kredi Bankasi AS	60,092	40,341

		861,681

United Arab Emirates - 1.4%
Abu Dhabi Commercial Bank PJSC	51,227	120,639
Abu Dhabi Islamic Bank PJSC	25,877	79,328
Abu Dhabi National Oil Co. for Distribution PJSC	53,627	54,751
Aldar Properties PJSC	67,182	105,375
Americana Restaurants International PLC	45,015	50,247
Dubai Islamic Bank PJSC	51,437	81,932
Emaar Properties PJSC	116,226	254,353
Emirates NBD Bank PJSC	33,270	161,231
Emirates Telecommunications Group Co. PJSC	61,010	339,512
First Abu Dhabi Bank PJSC	77,527	287,083
Multiply Group PJSC *	67,948	74,014

		1,608,465

United Kingdom - 0.1%
Anglogold Ashanti PLC *	7,349	118,073
Pepco Group NV *	3,087	14,261

		132,334

United States - 0.1%
JBS SA	13,800	49,555
Legend Biotech Corp. ADR *	1,058	71,066
Parade Technologies Ltd.	1,000	30,608

		151,229

Total Common Stocks (Cost $138,018,175)		111,721,907

	Principal Amount
SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreements - 1.8%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $2,106,320; collateralized by U.S. Treasury Notes: 3.625% due 05/15/26 and value $2,147,654)	$2,105,451	2,105,451

U.S. Treasury Bills - 0.1%
5.505% due 02/22/24 ‡	100,000	97,894

Total Short-Term Investments (Cost $2,203,332)		2,203,345

TOTAL INVESTMENTS - 99.8% (Cost $142,842,811)		116,497,208

DERIVATIVES - (0.1%)		(84,861)

Value

OTHER ASSETS & LIABILITIES, NET - 0.3%	$295,820

NET ASSETS - 100.0%	$116,708,167

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2023, investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

(b)	As of September 30, 2023, open futures contracts outstanding were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
ICE U.S. MSCI Emerging Markets EM Index	12/23	59	$2,903,586	$2,818,725	($84,861)

(c)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Brazil	$366	$366	$-	$-
	Chile	146	146	-	-
	South Korea	2,093	-	2,093	-

	Total Rights	2,605	512	2,093	-

	Preferred Stocks
	Brazil	1,663,044	1,660,349	2,695	-
	Chile	148,722	-	148,722	-
	Colombia	51,412	51,412	-	-
	South Korea	706,173	-	706,173	-

	Total Preferred Stocks	2,569,351	1,711,761	857,590	-

	Common Stocks
	Brazil	4,459,312	4,459,312	-	-
	Chile	429,803	203,364	226,439	-
	China	34,074,043	2,980,847	31,093,196	-
	Colombia	63,128	63,128	-	-
	Czech Republic	180,658	141,291	39,367	-
	Egypt	109,986	-	109,986	-
	Greece	507,538	84,761	422,777	-
	Hong Kong	140,368	-	140,368	-
	Hungary	269,704	60,149	209,555	-
	India	17,974,922	333,025	17,641,897	-
	Indonesia	2,266,373	56,672	2,209,701	-
	Kuwait	936,807	386,733	550,074	-
	Luxembourg	51,709	51,709	-	-
	Malaysia	1,591,793	294,027	1,297,766	-
	Mexico	2,959,350	2,959,350	-	-
	Peru	184,250	184,250	-	-
	Philippines	718,207	59,278	658,929	-
	Poland	850,417	-	850,417	-
	Qatar	1,053,712	283,932	769,780	-
	Romania	46,635	46,635	-	-
	Russia	1	-	-	1
	Saudi Arabia	4,736,788	441,051	4,295,737	-
	South Africa	3,237,685	1,428,463	1,809,222	-
	South Korea	13,209,259	-	13,209,259	-
	Taiwan	16,787,179	-	16,787,179	-
	Thailand	2,128,571	-	2,128,571	-
	Turkey	861,681	72,341	789,340	-
	United Arab Emirates	1,608,465	644,477	963,988	-
	United Kingdom	132,334	-	132,334	-
	United States	151,229	120,621	30,608	-

	Total Common Stocks	111,721,907	15,355,416	96,366,490	1

	Short-Term Investments	2,203,345	-	2,203,345	-

	Total Assets	116,497,208	17,067,689	99,429,518	1

Liabilities	Derivatives:
	Equity Contracts
	Futures	(84,861)	(84,861)	-	-

	Total Liabilities	(84,861)	(84,861)	-	-

	Total	$116,412,347	$16,982,828	$99,429,518	$1

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc. Exercise @ $ 1.00 Exp 03/31/40 *	828	$-

Total Warrants (Cost $0)		-

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	2,636	245,361
Dr Ing hc F Porsche AG ~	5,173	485,367
Henkel AG & Co. KGaA	7,681	546,960
Porsche Automobil Holding SE	6,967	342,703
Sartorius AG	1,190	403,046
Volkswagen AG	9,376	1,077,296

		3,100,733

Total Preferred Stocks (Cost $4,280,665)		3,100,733

COMMON STOCKS - 98.3%
Australia - 6.6%
ANZ Group Holdings Ltd.	136,530	2,239,319
Aristocrat Leisure Ltd.	26,765	699,274
BHP Group Ltd.	230,143	6,464,903
Coles Group Ltd.	60,803	606,866
Commonwealth Bank of Australia	76,149	4,864,097
Flutter Entertainment PLC *	8,022	1,308,631
Fortescue Metals Group Ltd.	76,931	1,022,647
Glencore PLC	478,496	2,724,800
Goodman Group REIT	77,021	1,055,636
Macquarie Group Ltd.	16,679	1,786,122
National Australia Bank Ltd.	142,628	2,647,794
Newcrest Mining Ltd.	40,625	640,109
Rio Tinto Ltd.	16,864	1,216,364
Rio Tinto PLC	51,150	3,211,833
Santos Ltd.	147,531	743,708
Telstra Group Ltd.	183,712	453,886
Transurban Group >>	139,937	1,137,080
Wesfarmers Ltd.	51,539	1,744,284
Westpac Banking Corp.	159,416	2,154,914
Woodside Energy Group Ltd.	86,260	2,005,638
Woolworths Group Ltd.	55,365	1,325,504

		40,053,409

Austria - 0.0%
Verbund AG	3,107	252,760

Belgium - 0.6%
Anheuser-Busch InBev SA	39,461	2,187,566
KBC Group NV	11,372	707,982
UCB SA	5,744	470,486

		3,366,034

Brazil - 0.1%
Wheaton Precious Metals Corp.	20,573	834,886

Canada - 10.5%
Agnico Eagle Mines Ltd.	22,355	1,015,830

	Shares	Value
Alimentation Couche-Tard, Inc.	35,511	$1,803,459
Bank of Montreal	32,402	2,733,386
Bank of Nova Scotia	54,142	2,426,773
Barrick Gold Corp.	65,881	956,990
Barrick Gold Corp.	13,874	199,792
BCE, Inc.	3,298	125,898
Brookfield Corp.	63,959	1,999,881
Canadian Imperial Bank of Commerce	41,161	1,588,862
Canadian National Railway Co.	25,579	2,770,046
Canadian Natural Resources Ltd. (TSE)	50,305	3,253,297
Canadian Pacific Kansas City Ltd.	42,298	3,144,050
Cenovus Energy, Inc.	65,051	1,354,421
CGI, Inc. *	9,617	947,929
Constellation Software, Inc.	915	1,888,993
Enbridge, Inc.	96,654	3,205,789
Fairfax Financial Holdings Ltd.	970	791,833
Fortis, Inc.	22,000	835,619
Franco-Nevada Corp.	8,721	1,164,277
George Weston Ltd.	2,840	314,956
Great-West Lifeco, Inc.	12,725	364,067
Hydro One Ltd. ~	14,973	381,201
Imperial Oil Ltd.	9,288	572,085
Intact Financial Corp.	7,962	1,160,784
Loblaw Cos. Ltd.	7,255	616,401
Magna International, Inc.	12,348	661,742
Manulife Financial Corp.	83,606	1,527,775
National Bank of Canada	15,355	1,020,049
Nutrien Ltd.	22,537	1,391,794
Pembina Pipeline Corp.	25,000	751,703
Power Corp. of Canada	26,250	668,305
Restaurant Brands International, Inc.	13,431	894,411
Rogers Communications, Inc. Class B	16,118	618,851
Royal Bank of Canada	62,965	5,502,629
Shopify, Inc. Class A *	54,492	2,974,443
Sun Life Financial, Inc.	26,657	1,300,614
Suncor Energy, Inc.	59,912	2,060,364
TC Energy Corp.	46,247	1,590,427
Teck Resources Ltd. Class B	20,700	890,942
TELUS Corp.	20,856	340,575
TELUS Corp. *	559	9,128
Thomson Reuters Corp.	7,218	883,006
Toronto-Dominion Bank	83,523	5,031,980

		63,735,357

China - 0.5%
BOC Hong Kong Holdings Ltd.	168,000	458,618
Budweiser Brewing Co. APAC Ltd. ~	77,800	152,893
Prosus NV *	69,446	2,046,298
Wilmar International Ltd.	87,700	238,657

		2,896,466

Denmark - 3.2%
AP Moller - Maersk AS Class A	138	244,218
AP Moller - Maersk AS Class B	220	395,757
Carlsberg AS Class B	4,474	564,104
Coloplast AS Class B	6,208	656,912
DSV AS	8,457	1,575,883
Genmab AS *	3,000	1,062,152
Novo Nordisk AS Class B	148,258	13,499,066
Orsted AS ~	8,593	467,487
Vestas Wind Systems AS *	45,877	981,487

		19,447,066

Finland - 0.8%
Kone OYJ Class B	15,441	650,684
Neste OYJ	19,219	650,921
Nokia OYJ (OMXH)	243,077	913,987
Nordea Bank Abp	146,349	1,604,531

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Sampo OYJ Class A	20,891	$903,149

		4,723,272

France - 9.9%
Air Liquide SA	23,794	4,007,659
Airbus SE	26,931	3,604,673
AXA SA	83,374	2,473,612
BNP Paribas SA	47,665	3,030,840
Capgemini SE	7,491	1,307,133
Cie de Saint-Gobain SA	21,014	1,257,696
Cie Generale des Etablissements Michelin SCA	30,819	943,276
Credit Agricole SA	54,988	676,067
Danone SA	29,252	1,613,474
Dassault Systemes SE	30,437	1,130,504
Engie SA	82,977	1,272,548
EssilorLuxottica SA	13,395	2,330,001
Hermes International SCA	1,439	2,623,048
Kering SA	3,382	1,536,655
L’Oreal SA	10,957	4,540,713
Legrand SA	12,122	1,113,846
LVMH Moet Hennessy Louis Vuitton SE	12,545	9,469,348
Orange SA	84,595	970,327
Pernod Ricard SA	9,291	1,546,858
Safran SA	15,529	2,433,537
Sartorius Stedim Biotech	1,259	299,520
Societe Generale SA	33,045	799,610
Thales SA	4,775	671,093
TotalEnergies SE	102,148	6,716,161
Veolia Environnement SA	30,875	892,477
Vinci SA	24,145	2,671,186

		59,931,862

Germany - 7.3%
adidas AG	7,360	1,291,007
Allianz SE	18,323	4,360,436
BASF SE	40,608	1,838,119
Bayer AG	44,632	2,143,424
Bayerische Motoren Werke AG	13,665	1,387,915
Beiersdorf AG	4,579	590,641
Daimler Truck Holding AG	22,432	776,691
Deutsche Bank AG	88,050	967,693
Deutsche Boerse AG	8,632	1,490,719
Deutsche Telekom AG	147,251	3,088,854
DHL Group	45,033	1,827,237
E.ON SE	101,997	1,206,217
Fresenius SE & Co. KGaA	19,191	596,077
Hannover Rueck SE	2,739	600,988
Henkel AG & Co. KGaA	4,732	298,360
Infineon Technologies AG	59,329	1,965,020
Mercedes-Benz Group AG	36,451	2,536,870
Merck KGaA	5,872	978,906
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,200	2,414,606
RWE AG	28,723	1,066,192
SAP SE	47,440	6,140,730
Siemens AG	34,527	4,934,206
Siemens Healthineers AG ~	12,814	648,156
Volkswagen AG	1,333	175,060
Vonovia SE	33,307	797,979

		44,122,103

Hong Kong - 1.9%
AIA Group Ltd.	524,800	4,244,132
CK Asset Holdings Ltd.	89,562	470,432
CLP Holdings Ltd.	74,500	550,099
Hang Seng Bank Ltd.	34,800	431,780
Hong Kong & China Gas Co. Ltd.	509,150	354,260
Hong Kong Exchanges & Clearing Ltd.	54,700	2,030,068
Jardine Matheson Holdings Ltd.	7,300	338,293

	Shares	Value
MTR Corp. Ltd.	70,352	$277,920
Prudential PLC	125,080	1,344,526
Sun Hung Kai Properties Ltd.	66,000	704,217
Techtronic Industries Co. Ltd.	62,500	603,349

		11,349,076

Ireland - 0.1%
Kerry Group PLC Class A	7,241	605,018

Israel - 0.1%
Check Point Software Technologies Ltd. *	4,252	566,707

Italy - 1.8%
Assicurazioni Generali SpA	46,048	939,950
Enel SpA	369,495	2,266,017
Eni SpA	107,361	1,724,626
Ferrari NV	5,726	1,687,942
Intesa Sanpaolo SpA	706,030	1,808,296
Snam SpA	91,613	429,873
UniCredit SpA	83,765	1,995,817

		10,852,521

Japan - 18.8%
Advantest Corp.	34,800	970,694
Aeon Co. Ltd.	29,700	588,300
Ajinomoto Co., Inc.	20,500	790,452
Asahi Group Holdings Ltd.	21,900	818,065
Astellas Pharma, Inc.	82,200	1,137,781
Bandai Namco Holdings, Inc.	27,200	553,261
Bridgestone Corp.	25,900	1,009,270
Canon, Inc.	45,400	1,093,624
Central Japan Railway Co.	32,500	790,335
Chugai Pharmaceutical Co. Ltd.	30,500	940,438
Dai-ichi Life Holdings, Inc.	42,700	881,512
Daiichi Sankyo Co. Ltd.	84,000	2,299,693
Daikin Industries Ltd.	12,000	1,881,260
Daiwa House Industry Co. Ltd.	27,000	724,663
Denso Corp.	78,800	1,264,415
East Japan Railway Co.	13,700	784,009
Eisai Co. Ltd.	11,500	637,373
FANUC Corp.	43,300	1,126,121
Fast Retailing Co. Ltd.	8,000	1,742,522
FUJIFILM Holdings Corp.	17,000	983,459
Fujitsu Ltd.	8,000	940,889
Hitachi Ltd.	42,600	2,640,243
Honda Motor Co. Ltd.	209,700	2,359,060
Hoya Corp.	16,100	1,648,921
ITOCHU Corp.	54,000	1,950,152
Japan Post Bank Co. Ltd.	65,700	571,711
Japan Post Holdings Co. Ltd.	102,200	817,614
Japan Tobacco, Inc.	54,500	1,253,938
Kao Corp.	21,200	785,778
KDDI Corp.	68,000	2,081,512
Keyence Corp.	8,800	3,254,465
Kirin Holdings Co. Ltd.	35,300	494,215
Komatsu Ltd.	42,000	1,132,787
Kubota Corp.	46,000	676,697
Kyocera Corp.	14,600	740,186
M3, Inc.	20,000	362,775
Marubeni Corp.	65,600	1,022,589
Mitsubishi Corp.	52,200	2,487,347
Mitsubishi Electric Corp.	87,800	1,084,722
Mitsubishi Estate Co. Ltd.	51,100	666,651
Mitsubishi UFJ Financial Group, Inc.	518,800	4,396,392
Mitsui & Co. Ltd.	59,700	2,165,315
Mitsui Fudosan Co. Ltd.	40,400	889,769
Mizuho Financial Group, Inc.	109,600	1,860,782
MS&AD Insurance Group Holdings, Inc.	19,500	713,589

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Murata Manufacturing Co. Ltd.	78,300	$1,428,360
Nexon Co. Ltd.	15,500	276,964
Nidec Corp.	19,000	877,295
Nintendo Co. Ltd.	47,200	1,961,299
Nippon Paint Holdings Co. Ltd.	43,100	289,465
Nippon Telegraph & Telephone Corp.	1,357,600	1,606,903
Nissan Motor Co. Ltd.	105,500	465,597
Nomura Research Institute Ltd.	17,500	454,855
NTT Data Group Corp.	28,700	384,045
Obic Co. Ltd.	3,200	484,865
Olympus Corp.	57,500	746,550
Oriental Land Co. Ltd.	49,600	1,627,260
ORIX Corp.	53,300	995,239
Otsuka Holdings Co. Ltd.	17,700	628,440
Panasonic Holdings Corp.	100,300	1,132,163
Recruit Holdings Co. Ltd.	65,500	2,003,973
Renesas Electronics Corp. *	57,800	882,892
Secom Co. Ltd.	9,500	644,487
Sekisui House Ltd.	27,100	539,329
Seven & i Holdings Co. Ltd.	34,200	1,338,936
Shimano, Inc.	3,500	468,456
Shin-Etsu Chemical Co. Ltd.	82,800	2,404,979
Shionogi & Co. Ltd.	11,900	530,793
Shiseido Co. Ltd.	18,200	637,803
SMC Corp.	2,600	1,165,482
SoftBank Corp.	130,500	1,477,038
SoftBank Group Corp.	46,700	1,967,261
Sompo Holdings, Inc.	13,400	574,281
Sony Group Corp.	57,300	4,685,739
Sumitomo Corp.	47,500	948,001
Sumitomo Mitsui Financial Group, Inc.	57,700	2,834,572
Suzuki Motor Corp.	16,700	671,690
Sysmex Corp.	7,600	361,130
Takeda Pharmaceutical Co. Ltd.	71,900	2,228,648
Terumo Corp.	30,600	810,008
Tokio Marine Holdings, Inc.	81,900	1,896,287
Tokyo Electron Ltd.	21,400	2,923,074
Toyota Industries Corp.	6,700	527,394
Toyota Motor Corp.	481,800	8,643,649
Toyota Tsusho Corp.	9,700	570,516
Unicharm Corp.	18,300	647,046
Z Holdings Corp.	121,600	337,332

		114,095,442

Luxembourg - 0.1%
ArcelorMittal SA	23,246	581,988

Macau - 0.1%
Galaxy Entertainment Group Ltd.	99,000	592,379
Sands China Ltd. *	110,400	335,724

		928,103

Netherlands - 5.1%
Adyen NV * ~	986	731,054
Akzo Nobel NV	7,750	558,763
Argenx SE *	2,542	1,242,600
ASML Holding NV	18,315	10,782,956
Heineken Holding NV	5,889	443,802
Heineken NV	13,084	1,153,505
ING Groep NV	164,441	2,167,343
Koninklijke Ahold Delhaize NV	44,090	1,328,859
Koninklijke Philips NV *	42,191	841,805
Shell PLC	304,587	9,653,646
Universal Music Group NV	37,223	971,378
Wolters Kluwer NV	11,699	1,416,461

		31,292,172

	Shares	Value
Norway - 0.5%
Aker BP ASA	14,373	$396,868
DNB Bank ASA	42,035	844,557
Equinor ASA	40,922	1,341,097
Telenor ASA	31,860	361,313

		2,943,835

Portugal - 0.1%
EDP - Energias de Portugal SA	142,532	592,640

Singapore - 1.3%
DBS Group Holdings Ltd.	82,254	2,020,128
Grab Holdings Ltd. Class A *	85,106	301,275
Oversea-Chinese Banking Corp. Ltd.	153,757	1,437,943
Sea Ltd. ADR *	16,575	728,471
Singapore Telecommunications Ltd.	375,000	663,786
STMicroelectronics NV	31,050	1,338,971
United Overseas Bank Ltd.	57,400	1,195,533

		7,686,107

South Africa - 0.3%
Anglo American PLC	57,728	1,585,187

Spain - 2.5%
Aena SME SA ~	3,407	512,677
Amadeus IT Group SA	20,465	1,236,141
Banco Bilbao Vizcaya Argentaria SA	271,025	2,193,386
Banco Santander SA	735,277	2,799,985
CaixaBank SA (SIBE)	187,465	746,859
Cellnex Telecom SA ~	25,677	893,097
EDP Renovaveis SA	13,953	228,514
Endesa SA	14,472	294,526
Iberdrola SA	276,591	3,093,518
Industria de Diseno Textil SA	49,559	1,844,192
Naturgy Energy Group SA	5,696	154,960
Telefonica SA	234,878	959,557

		14,957,412

Sweden - 2.3%
Assa Abloy AB Class B	45,529	989,280
Atlas Copco AB Class A	122,165	1,640,757
Atlas Copco AB Class B	70,750	827,424
Epiroc AB Class A	29,911	567,928
Epiroc AB Class B	17,775	284,352
EQT AB	16,196	319,110
Essity AB Class B	27,671	596,787
Evolution AB ~	8,325	840,069
H & M Hennes & Mauritz AB Class B	29,341	416,061
Hexagon AB Class B	94,314	802,681
Investor AB Class B	78,626	1,505,256
Sandvik AB	48,434	891,202
Skandinaviska Enskilda Banken AB Class A	72,088	859,423
Svenska Handelsbanken AB Class A	66,254	589,521
Swedbank AB Class A	38,568	708,934
Telefonaktiebolaget LM Ericsson Class B	133,024	648,061
Volvo AB Class A	9,049	187,917
Volvo AB Class B	68,602	1,413,039

		14,087,802

Switzerland - 5.7%
ABB Ltd.	72,676	2,594,037
Alcon, Inc.	22,703	1,751,931
Chocoladefabriken Lindt & Spruengli AG	48	1,025,318
Cie Financiere Richemont SA Class A	23,715	2,888,089
DSM-Firmenich AG	8,449	713,965
Givaudan SA	419	1,364,193

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

	Shares	Value
Kuehne & Nagel International AG	2,469	$701,518
Lonza Group AG	3,383	1,564,797
Novartis AG	93,121	9,510,320
Partners Group Holding AG	1,031	1,157,395
Schindler Holding AG	2,916	573,662
SGS SA	6,808	571,365
Sika AG	6,649	1,684,596
Sonova Holding AG	2,362	559,030
Straumann Holding AG	5,071	645,431
Swisscom AG	1,177	698,891
UBS Group AG (XVTX)	149,420	3,680,542
Zurich Insurance Group AG	6,836	3,127,849

		34,812,929

United Arab Emirates - 0.0%
NMC Health PLC *	4,009	1

United Kingdom - 10.0%
3i Group PLC	44,220	1,113,046
Ashtead Group PLC	19,908	1,207,273
Associated British Foods PLC	15,757	395,876
AstraZeneca PLC	70,412	9,497,481
Aviva PLC	124,402	588,814
BAE Systems PLC	138,489	1,682,896
Barclays PLC	706,707	1,362,127
BP PLC	788,318	5,081,446
British American Tobacco PLC	96,520	3,030,601
BT Group PLC	293,352	416,578
CK Hutchison Holdings Ltd.	121,500	645,054
Coca-Cola Europacific Partners PLC	9,382	586,187
Compass Group PLC	78,752	1,916,948
Diageo PLC	102,086	3,763,716
HSBC Holdings PLC	898,079	7,027,812
Imperial Brands PLC	39,225	795,734
Legal & General Group PLC	271,570	732,786
Lloyds Banking Group PLC	2,925,926	1,572,376
London Stock Exchange Group PLC	19,294	1,933,757
National Grid PLC	167,280	2,000,560
NatWest Group PLC	264,053	755,338
Reckitt Benckiser Group PLC	32,598	2,298,835
RELX PLC	86,067	2,903,893
SSE PLC	49,532	970,645
Standard Chartered PLC	107,762	991,144
Tesco PLC	325,692	1,047,583
Unilever PLC	114,261	5,652,125
Vodafone Group PLC	1,044,657	979,261

		60,949,892

United States - 8.1%
CRH PLC	32,967	1,817,607
CSL Ltd.	21,914	3,530,411
Experian PLC	41,795	1,367,013
Ferrovial SE	23,137	706,997
GSK PLC	186,043	3,366,224
Haleon PLC	251,728	1,043,434
Nestle SA	121,301	13,730,788
Roche Holding AG	33,372	9,140,813
Sanofi	51,616	5,542,281
Schneider Electric SE	24,723	4,074,154
Stellantis NV	100,510	1,924,608
Swiss Re AG	13,703	1,407,303
Holcim AG *	23,679	1,515,667

		49,167,300

Total Common Stocks (Cost $598,757,960)		596,417,347

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.1%
Fixed Income Clearing Corp. 4.950% due 10/02/23 (Dated 09/29/23, repurchase price of $807,959; collateralized by U.S. Treasury Notes: 1.375% due 11/15/31 and value $823,799)	$807,626	$807,626

U.S. Treasury Bills - 0.1%
5.505% due 02/22/24 ‡	500,000	489,468

Total Short-Term Investments (Cost $1,297,033)		1,297,094

TOTAL INVESTMENTS - 99.0% (Cost $604,335,658)		600,815,174

DERIVATIVES - (0.1%)		(199,128)

OTHER ASSETS & LIABILITIES, NET - 1.1%		6,485,226

NET ASSETS - 100.0%		$607,101,272

Notes to Schedule of Investments

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

(a)	As of September 30, 2023, open futures contracts outstanding were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
ICE U.S. MSCI EAFE Index	12/23	65	$6,815,687	$6,634,875	($180,812)
Montreal Exchange S&P/TSX 60 Index	12/23	4	711,149	692,833	(18,316)

Total Futures Contracts					($199,128)

(b)	Fair Value Measurements

As of September 30, 2023, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:

		Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$3,100,733	$-	$3,100,733	$-
	Common Stocks
	Australia	40,053,409	-	40,053,409	-
	Austria	252,760	-	252,760	-
	Belgium	3,366,034	-	3,366,034	-
	Brazil	834,886	834,886	-	-
	Canada	63,735,357	63,535,565	199,792	-
	China	2,896,466	-	2,896,466	-
	Denmark	19,447,066	-	19,447,066	-
	Finland	4,723,272	-	4,723,272	-
	France	59,931,862	-	59,931,862	-
	Germany	44,122,103	-	44,122,103	-
	Hong Kong	11,349,076	-	11,349,076	-
	Ireland	605,018	-	605,018	-
	Israel	566,707	566,707	-	-
	Italy	10,852,521	-	10,852,521	-
	Japan	114,095,442	-	114,095,442	-
	Luxembourg	581,988	-	581,988	-
	Macau	928,103	-	928,103	-
	Netherlands	31,292,172	-	31,292,172	-
	Norway	2,943,835	-	2,943,835	-
	Portugal	592,640	-	592,640	-
	Singapore	7,686,107	1,029,746	6,656,361	-
	South Africa	1,585,187	-	1,585,187	-
	Spain	14,957,412	-	14,957,412	-
	Sweden	14,087,802	-	14,087,802	-
	Switzerland	34,812,929	-	34,812,929	-
	United Arab Emirates	1	-	1	-
	United Kingdom	60,949,892	586,187	60,363,705	-
	United States	49,167,300	-	49,167,300	-

	Total Common Stocks	596,417,347	66,553,091	529,864,256	-

	Short-Term Investments	1,297,094	-	1,297,094	-

	Total Assets	600,815,174	66,553,091	534,262,083	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(199,128)	(199,128)	-	-

	Total Liabilities	(199,128)	(199,128)	-	-

	Total	$600,616,046	$66,353,963	$534,262,083	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 309

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2023 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2023. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of September 30, 2023. If the maturity date has expired, no date will be shown.
∞	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of September 30, 2023.
Ω	The values of these investments were determined by a valuation committee established under the Valuation Policy. The Board of Trustees (“Board”) has designated Pacific Life Fund Advisors LLC (“PLFA”) as its “valuation designee” for fair valuation determinations, and PLFA’s Valuation Oversight Committee values the Funds’ investments in accordance with the Valuation Policy. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3).
à	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.
Counterparty and Exchange Abbreviations:
BNP	BNP Paribas
BOA	Bank of America
CBOE	Chicago Board of Options Exchange
CIT	Citigroup
CME	Chicago Mercantile Exchange
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MSC	Morgan Stanley
SCB	Standard Chartered Bank
TDB	Toronto Dominion Bank
UBS	UBS
Reference Rate Abbreviations:
LIBOR	London Interbank Offered Rate
RFUCC	Refinitiv Cash Fallback Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
US FED	United States Federal Reserve Bank Rate
UST	United State Treasury Rate
Payment Frequency Abbreviations:
A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RON	Romanian leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
NY	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SPAC	Special Purpose Acquisition Company

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The sectors and countries (based on country of risk) listed in the Schedules of Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2023 (Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).

2. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments

● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third-party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures.

3. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended September 30, 2023 is as follows:

	Beginning Value as of January 1, 2023	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2023
						Ending Value	Share Balance
ESG Diversified
Pacific Funds ESG Core Bond Class I	$2,482,737	$571,764	$3,121,447	($279,123)	$346,069	$-	-

ESG Diversified Growth
Pacific Funds ESG Core Bond Class I	$598,676	$310,122	$925,805	($48,063)	$65,070	$-	-

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond Class P	$28,620,678	$28,289,287	$12,785,872	$823,002	$63,770	$45,010,865	4,015,647
PD Aggregate Bond Index Class P	215,186,313	20,121,291	10,273,095	917,258	(3,894,047)	222,057,720	18,573,739
PD High Yield Bond Market Class P	57,074,225	58,869	39,278,527	4,040,971	(2,026,599)	19,868,939	1,106,612
PD Large-Cap Growth Index Class P	58,194,749	9,191,314	20,322,918	8,719,279	3,786,940	59,569,364	820,449
PD Large-Cap Value Index Class P	62,692,209	9,136,026	11,022,079	3,379,794	(1,756,717)	62,429,233	1,534,334
PD Mid-Cap Index Class P	33,677,806	465,317	13,800,722	1,965,571	(867,991)	21,439,981	1,819,821
PD Small-Cap Growth Index Class P	2,552,649	2,780,802	3,394,506	(352,476)	760,756	2,347,225	64,366
PD Small-Cap Value Index Class P	10,265,059	208,670	5,563,548	(958,980)	790,132	4,741,333	154,056
PD Emerging Markets Index Class P	5,255,478	5,460,124	3,846,094	(1,073,411)	1,389,056	7,185,153	437,287
PD International Large-Cap Index Class P	44,999,269	11,242,652	17,722,829	3,289,768	(991,617)	40,817,243	1,770,221
Total	$518,518,435	$86,954,352	$138,010,190	$20,750,776	($2,746,317)	$485,467,056

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond Class P	$ 96,486,802	$ 133,824,319	$ 74,677,887	$ 4,097,711	($629,922)	$ 159,101,023	14,194,208
PD Aggregate Bond Index Class P	622,379,275	94,430,989	13,790,916	1,287,964	(11,618,848)	692,688,464	57,939,055
PD High Yield Bond Market Class P	192,986,161	536,371	115,611,833	10,538,830	(3,362,222)	85,087,307	4,738,986
PD Large-Cap Growth Index Class P	418,768,631	36,265,882	95,777,629	59,206,857	36,327,506	454,791,247	6,263,844
PD Large-Cap Value Index Class P	438,649,925	45,216,954	47,968,626	21,740,862	(11,074,855)	446,564,260	10,975,286
PD Mid-Cap Index Class P	204,015,410	14,202,951	71,552,061	9,094,651	(4,195,024)	151,565,927	12,864,882
PD Small-Cap Growth Index Class P	23,305,037	13,526,049	15,707,476	(5,345,663)	7,196,834	22,974,781	630,017
PD Small-Cap Value Index Class P	58,875,325	970,055	24,124,055	(4,233,459)	3,319,681	34,807,547	1,130,971
PD Emerging Markets Index Class P	36,518,054	25,004,466	16,169,074	3,756,740	(2,221,757)	46,888,429	2,853,620
PD International Large-Cap Index Class P	297,200,664	66,399,060	108,174,208	32,427,893	(17,570,259)	270,283,150	11,722,031
Total	$2,389,185,284	$430,377,096	$583,553,765	$132,572,386	($3,828,866)	$2,364,752,135

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond Class P	$43,521,954	$129,292,427	$44,442,186	$290,187	$2,105,202	$130,767,584	11,666,439
PD Aggregate Bond Index Class P	188,906,216	74,045,030	2,627,048	37,796	(5,124,325)	255,237,669	21,349,034
PD High Yield Bond Market Class P	112,220,115	30,151,190	63,043,716	8,121,987	(3,955,524)	83,494,052	4,650,249
PD Large-Cap Growth Index Class P	362,031,425	31,044,893	97,296,859	55,353,134	22,718,526	373,851,119	5,149,055
PD Large-Cap Value Index Class P	376,623,299	58,832,228	51,681,514	21,728,575	(10,830,296)	394,672,292	9,699,928
PD Mid-Cap Index Class P	171,705,138	3,310,748	47,075,311	6,427,765	(875,162)	133,493,178	11,330,871
PD Small-Cap Growth Index Class P	42,159,967	2,207,046	11,561,224	(3,914,386)	6,185,732	35,077,135	961,889
PD Small-Cap Value Index Class P	67,891,711	1,168,647	32,142,172	(4,602,047)	3,110,865	35,427,004	1,151,098
PD Emerging Markets Index Class P	61,742,048	10,885,877	11,365,022	1,085,035	285,803	62,633,741	3,811,876
PD International Large-Cap Index Class P	297,637,001	62,696,826	79,592,479	23,428,833	(8,170,432)	295,999,749	12,837,346
Total	$1,724,438,874	$403,634,912	$440,827,531	$107,956,879	$5,450,389	$1,800,653,523

Portfolio Optimization Conservative
Core Income Class P	$46,158,428	$52,642,887	$7,297,961	$317,720	($536,894)	$91,284,180	7,998,849
Diversified Bond Class P	205,012,875	1,807,853	53,447,690	2,262,265	(4,837,743)	150,797,560	11,698,725
Floating Rate Income Class P	52,792,915	59,964	44,276,509	1,432,540	986,192	10,995,102	718,820
High Yield Bond Class P	81,898,298	379,887	47,606,998	6,736,845	(3,612,438)	37,795,594	3,667,136
Inflation Managed Class P	52,729,380	98,207	20,805,868	2,012,644	(1,898,036)	32,136,327	2,430,490
Intermediate Bond Class P	156,656,884	646,604	21,496,708	(2,589,726)	2,305,684	135,522,738	15,658,925
Managed Bond Class P	205,336,072	503,098	37,422,465	120,788	252,078	168,789,571	12,001,076
Short Duration Bond Class P	140,763,058	11,447,996	13,395,027	620,204	2,395,682	141,831,913	12,969,300
Emerging Markets Debt Class P	29,448,610	5,735,964	4,443,267	(234,113)	1,343,368	31,850,562	2,711,033
Dividend Growth Class P	15,141,695	1,454,031	17,420,291	5,669,845	(4,845,280)	-	-
Equity Index Class P	10,285,707	521,052	2,774,098	1,344,162	(1,887)	9,374,936	81,909
Focused Growth Class P	13,272,753	5,737,491	5,664,487	(514,179)	3,658,824	16,490,402	321,190
Growth Class P	10,210,757	8,380,951	5,082,283	1,414,834	1,681,322	16,605,581	283,966
Large-Cap Core Class P	10,234,665	22,013,343	4,918,099	1,575,875	210,948	29,116,732	419,513
Large-Cap Growth Class P	9,973,586	11,590,121	5,116,595	1,808,373	1,947,708	20,203,193	870,542
Large-Cap Value Class P	16,343,875	6,710,585	4,766,735	2,296,603	(1,090,264)	19,494,064	526,864
Mid-Cap Equity Class P	6,925,454	5,592,270	2,596,404	1,133,685	(582,320)	10,472,685	290,780
Mid-Cap Growth Class P	13,612,373	10,940,943	4,686,820	(172,879)	738,372	20,431,989	793,671
Mid-Cap Value Class P	13,899,585	10,991,000	10,425,927	4,440,434	(3,152,366)	15,752,726	398,141
Small-Cap Equity Class P	8,531,541	317,766	6,156,984	(811,377)	707,499	2,588,445	75,025
Small-Cap Value Class P	8,500,609	357,884	6,014,082	(977,470)	714,134	2,581,075	85,837
Value Class P	15,260,001	10,933,838	4,477,875	1,791,894	(2,009,794)	21,498,064	997,915
Value Advantage Class P	14,476,330	7,914,044	4,334,673	2,156,662	(1,810,955)	18,401,408	777,916
Emerging Markets Class P	5,827,734	12,128,964	7,979,270	(634,235)	966,232	10,309,425	584,195
International Growth Class P	2,916,351	22,793,908	3,565,078	(193,790)	26,134	21,977,525	2,742,131
International Large-Cap Class P	5,259,173	3,325,296	1,881,002	324,728	144,493	7,172,688	533,840
International Small-Cap Class P	5,890,236	14,018	6,058,237	(386,919)	540,902	-	-
International Value Class P	9,442,422	11,393,386	4,096,970	259,334	618,575	17,616,747	993,857
Total	$1,166,801,367	$226,433,351	$358,208,403	$31,204,747	($5,139,830)	$1,061,091,232

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Beginning Value as of January 1, 2023	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2023
						Ending Value	Share Balance

Portfolio Optimization Moderate-Conservative
Core Income Class P	$54,702,177	$61,716,517	$6,229,411	($405,088)	$91,975	$109,876,170	9,627,986
Diversified Bond Class P	243,709,531	886,185	58,900,237	4,221,579	(7,536,748)	182,380,310	14,148,883
Floating Rate Income Class P	66,499,438	24,277	61,226,241	2,135,449	480,164	7,913,087	517,329
High Yield Bond Class P	116,218,895	7,844	80,907,866	7,652,515	(4,112,933)	38,858,455	3,770,261
Inflation Managed Class P	58,007,614	88,202	35,350,957	4,524,664	(4,141,694)	23,127,829	1,749,172
Intermediate Bond Class P	186,487,254	786,542	23,300,828	(2,780,392)	2,385,380	163,577,956	18,900,555
Managed Bond Class P	244,071,521	691,293	44,296,798	2,306,617	(1,977,224)	200,795,409	14,276,718
Short Duration Bond Class P	82,953,511	104,466,695	32,653,979	671,209	1,599,766	157,037,202	14,359,692
Emerging Markets Debt Class P	25,201,269	7,954,233	10,868,413	(128,854)	763,747	22,921,982	1,951,057
Dividend Growth Class P	40,585,961	6,035,940	28,386,105	13,081,150	(11,036,584)	20,280,362	539,019
Equity Index Class P	26,906,439	5,174,552	6,812,627	2,685,198	1,283,347	29,236,909	255,443
Focused Growth Class P	36,002,930	1,228	10,288,230	(795,749)	7,716,481	32,636,660	635,677
Growth Class P	27,073,826	11,099,005	9,180,448	3,681,618	3,178,607	35,852,608	613,102
Large-Cap Core Class P	26,774,763	43,144,966	10,860,311	5,003,752	298,193	64,361,363	927,316
Large-Cap Growth Class P	24,980,975	36,736,304	8,058,062	3,276,800	4,206,323	61,142,340	2,634,581
Large-Cap Value Class P	41,573,185	14,689,281	8,242,078	3,917,328	(1,886,248)	50,051,468	1,352,736
Mid-Cap Equity Class P	13,955,665	3,496,728	3,011,874	813,618	(180,159)	15,073,978	418,537
Mid-Cap Growth Class P	25,044,000	1,074,418	5,631,019	2,089,064	(519,865)	22,056,598	856,778
Mid-Cap Value Class P	34,796,383	1,356,618	14,819,500	5,572,176	(4,231,941)	22,673,736	573,065
Small-Cap Equity Class P	10,574,472	163,381	4,748,717	(591,253)	563,061	5,960,944	172,775
Small-Cap Growth Class P	2,438,940	3,554,560	1,031,825	424,816	(196,529)	5,189,962	179,879
Small-Cap Index Class P	11,239,082	138,387	6,336,232	2,729,687	(2,587,815)	5,183,109	178,089
Small-Cap Value Class P	8,102,900	318,655	2,238,667	(278,860)	39,944	5,943,972	197,674
Value Class P	39,332,915	18,403,129	7,804,513	1,548,523	(2,423,739)	49,056,315	2,277,136
Value Advantage Class P	38,033,267	9,250,656	7,473,022	3,688,613	(3,392,193)	40,107,321	1,695,530
Emerging Markets Class P	24,874,021	9,226,364	12,936,573	1,664,025	(570,756)	22,257,081	1,261,222
International Growth Class P	24,871,641	38,262,859	6,268,605	(1,086,796)	129,388	55,908,487	6,975,690
International Large-Cap Class P	33,241,459	464,255	15,021,648	3,902,872	(1,939,524)	20,647,414	1,536,721
International Small-Cap Class P	16,787,954	3,715	17,222,717	1,800,090	(1,369,042)	-	-
International Value Class P	50,671,417	8,577,019	20,708,448	4,680,364	(191,368)	43,028,984	2,427,499
Real Estate Class P	15,465,452	1,203,176	9,235,557	676,944	(744,730)	7,365,285	240,372
Total	$1,651,178,857	$388,996,984	$570,051,508	$76,681,679	($26,302,716)	$1,520,503,296

Portfolio Optimization Moderate
Core Income Class P	$181,668,397	$144,417,546	$10,940,028	$1,022,983	($1,177,876)	$314,991,022	27,601,338
Diversified Bond Class P	808,973,501	11,039,850	294,748,582	526,233	(7,545,296)	518,245,706	40,204,988
Floating Rate Income Class P	250,482,506	-	258,183,326	6,953,763	747,057	-	-
High Yield Bond Class P	357,046,620	-	231,612,979	33,266,770	(21,668,821)	137,031,590	13,295,558
Inflation Managed Class P	141,721,348	16,235	74,463,894	6,174,148	(5,482,074)	67,965,763	5,140,293
Intermediate Bond Class P	618,155,170	12,587,852	165,467,388	(18,970,591)	20,862,551	467,167,594	53,978,710
Managed Bond Class P	808,307,970	4,035,784	266,039,928	2,498,134	1,863,104	550,665,064	39,152,736
Short Duration Bond Class P	320,501,058	379,632,686	120,088,310	6,273,385	2,076,059	588,394,878	53,803,615
Emerging Markets Debt Class P	72,800,976	-	8,439,287	(487,755)	3,486,791	67,360,725	5,733,562
Dividend Growth Class P	264,349,903	84,188,824	134,935,057	61,999,716	(47,145,929)	228,457,457	6,072,025
Equity Index Class P	175,555,675	76,779,399	44,840,692	17,207,628	13,223,463	237,925,473	2,078,756
Focused Growth Class P	237,941,873	17,251,178	49,716,902	(2,390,879)	51,944,453	255,029,723	4,967,314
Growth Class P	190,983,577	58,879,675	52,494,645	19,300,666	26,973,488	243,642,761	4,166,445
Large-Cap Core Class P	174,589,455	276,626,173	65,687,769	30,095,209	9,934,158	425,557,226	6,131,415
Large-Cap Growth Class P	176,406,232	147,256,024	35,750,501	14,568,050	36,061,542	338,541,347	14,587,513
Large-Cap Value Class P	251,567,405	78,384,254	39,053,161	18,531,836	(5,232,063)	304,198,271	8,221,534
Mid-Cap Equity Class P	81,159,789	104,946	16,754,074	4,106,735	(2,170,476)	66,446,920	1,844,934
Mid-Cap Growth Class P	166,670,951	73,959,279	84,025,858	36,500,864	(31,059,404)	162,045,832	6,294,594
Mid-Cap Value Class P	171,693,280	183,003	45,340,415	17,074,393	(10,348,555)	133,261,706	3,368,112
Small-Cap Equity Class P	77,338,337	586,273	37,977,449	(5,136,920)	4,604,276	39,414,517	1,142,413
Small-Cap Growth Class P	45,293,004	10,500,486	9,134,323	3,767,090	(1,402,080)	49,024,177	1,699,130
Small-Cap Index Class P	48,363,019	308,688	17,012,784	7,229,773	(6,249,189)	32,639,507	1,121,477
Small-Cap Value Class P	76,893,241	1,851,968	33,641,475	(5,396,051)	2,870,052	42,577,735	1,415,975
Value Class P	246,034,188	84,832,403	34,748,800	6,838,216	(13,525,783)	289,430,224	13,435,010
Value Advantage Class P	231,951,000	58,450,977	35,389,071	13,400,882	(11,562,543)	256,851,245	10,858,343
Emerging Markets Class P	107,471,664	73,380,027	53,783,719	5,814,277	(2,067,172)	130,815,077	7,412,781
International Growth Class P	157,635,682	199,255,740	35,172,876	(6,235,714)	5,549,465	321,032,297	40,055,130
International Large-Cap Class P	187,242,780	1,790,433	63,929,232	16,793,591	(5,375,180)	136,522,392	10,160,923
International Small-Cap Class P	72,621,911	475,849	42,740,207	9,975,305	(7,070,650)	33,262,208	2,068,349
International Value Class P	272,600,151	37,738,305	134,284,712	39,563,175	(15,786,141)	199,830,778	11,273,543
Real Estate Class P	99,145,547	139,901	66,035,300	8,604,692	(9,388,896)	32,465,944	1,059,550
Total	$7,073,166,210	$1,834,653,758	$2,562,432,744	$349,469,604	($24,061,669)	$6,670,795,159

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Beginning Value as of January 1, 2023	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2023
						Ending Value	Share Balance

Portfolio Optimization Growth
Core Income Class P	$107,736,766	$186,911,418	$10,875,744	$690,707	($3,754,283)	$280,708,864	24,597,337
Diversified Bond Class P	477,364,532	22,037,091	20,341,402	(255,569)	(11,669,043)	467,135,609	36,239,917
Floating Rate Income Class P	98,488,503	-	101,237,741	6,622,479	(3,873,241)	-	-
High Yield Bond Class P	196,947,124	64,502,975	175,069,897	25,061,692	(15,737,902)	95,703,992	9,285,728
Inflation Managed Class P	128,984,410	674,886	99,213,597	(9,842,297)	11,041,964	31,645,366	2,393,359
Intermediate Bond Class P	363,474,496	77,997,279	17,342,621	(2,144,105)	(2,712,327)	419,272,722	48,444,714
Managed Bond Class P	481,396,739	129,282,014	49,539,136	436,265	(4,743,611)	556,832,271	39,591,229
Short Duration Bond Class P	162,943,893	529,095,825	212,405,055	4,276,122	(452,306)	483,458,479	44,208,090
Emerging Markets Debt Class P	67,242,257	65,120,875	71,087,500	(99,414)	1,551,436	62,727,654	5,339,207
Dividend Growth Class P	339,652,186	2,607,835	133,125,788	48,499,461	(35,639,574)	221,994,120	5,900,240
Equity Index Class P	226,369,333	8,846,465	37,069,010	14,290,366	15,276,840	227,713,994	1,989,538
Focused Growth Class P	320,200,482	2,367	136,267,320	(11,238,734)	70,879,735	243,576,530	4,744,236
Growth Class P	255,494,285	2,065	72,005,859	25,612,877	23,911,231	233,014,599	3,984,697
Large-Cap Core Class P	224,916,310	204,058,183	53,877,389	23,590,902	9,884,167	408,572,173	5,886,695
Large-Cap Growth Class P	237,581,571	83,493,739	91,176,161	34,439,974	23,369,180	287,708,303	12,397,152
Large-Cap Value Class P	309,209,521	2,351,030	65,787,175	26,780,777	(14,183,934)	258,370,219	6,982,945
Mid-Cap Equity Class P	106,897,029	172,133	35,691,575	9,846,634	(6,972,426)	74,251,795	2,061,640
Mid-Cap Growth Class P	200,854,576	36,667,630	103,888,546	42,279,031	(31,047,252)	144,865,439	5,627,230
Mid-Cap Value Class P	241,307,151	821,626	132,962,304	60,976,926	(52,252,434)	117,890,965	2,979,625
Small-Cap Equity Class P	84,509,932	74,260	32,624,776	9,367,659	(9,329,724)	51,997,351	1,507,122
Small-Cap Growth Class P	38,564,519	4,847,743	5,453,013	2,267,530	(661,165)	39,565,614	1,371,306
Small-Cap Index Class P	54,073,410	232,392	13,193,554	5,761,286	(4,320,819)	42,552,715	1,462,090
Small-Cap Value Class P	80,662,268	79,761	58,809,550	(3,754,970)	122,449	18,299,958	608,587
Value Class P	298,253,891	9,413,319	20,939,961	4,222,666	(15,230,705)	275,719,210	12,798,561
Value Advantage Class P	286,645,908	4,075,108	43,703,645	16,448,506	(18,068,524)	245,397,353	10,374,132
Emerging Markets Class P	165,549,244	2,934,472	53,308,894	15,584,865	(8,939,693)	121,819,994	6,903,065
International Growth Class P	252,514,387	72,459,337	36,653,373	(6,598,501)	11,195,762	292,917,612	36,547,267
International Large-Cap Class P	227,774,185	2,325,117	110,869,704	33,635,765	(13,622,636)	139,242,727	10,363,389
International Small-Cap Class P	100,714,113	1,037,928	46,257,130	12,249,719	(5,795,620)	61,949,010	3,852,184
International Value Class P	261,270,865	33,249,294	79,561,829	29,452,413	(1,553,200)	242,857,543	13,700,917
Real Estate Class P	90,728,642	4,730,732	33,746,351	4,569,118	(5,815,960)	60,466,181	1,973,359
Total	$6,488,322,528	$1,550,104,899	$2,154,085,600	$423,030,150	($99,143,615)	$6,208,228,362

Portfolio Optimization Aggressive-Growth
Core Income Class P	$12,345,355	$27,470,369	$1,312,894	$85,529	($447,369)	$38,140,990	3,342,135
Diversified Bond Class P	53,685,035	14,022,537	2,086,646	(26,759)	(1,995,091)	63,599,076	4,933,953
Floating Rate Income Class P	23,339,977	-	23,991,201	575,765	75,459	-	-
High Yield Bond Class P	46,658,820	15,709,167	41,590,804	5,202,179	(2,833,158)	23,146,204	2,245,772
Inflation Managed Class P	15,220,759	220,821	15,680,849	(1,514,296)	1,753,565	-	-
Intermediate Bond Class P	41,351,624	18,633,466	1,840,525	(226,043)	(736,089)	57,182,433	6,607,123
Managed Bond Class P	53,718,043	24,288,999	31,917,462	(943,241)	505,587	45,651,926	3,245,889
Short Duration Bond Class P	15,426,604	150,293,112	25,934,384	241,074	282,478	140,308,884	12,830,032
Emerging Markets Debt Class P	15,928,504	15,709,020	16,879,627	(320,568)	733,708	15,171,037	1,291,317
Dividend Growth Class P	90,045,861	649,262	28,390,144	10,367,836	(7,050,008)	65,622,807	1,744,147
Equity Index Class P	59,910,883	5,197,576	9,030,680	3,659,288	4,269,334	64,006,401	559,224
Focused Growth Class P	85,710,523	1,281	42,391,954	(3,683,298)	19,276,308	58,912,860	1,147,469
Growth Class P	68,602,731	1,029	29,149,226	10,066,483	2,387,391	51,908,408	887,667
Large-Cap Core Class P	59,479,760	41,740,912	11,595,449	5,067,627	3,381,699	98,074,549	1,413,055
Large-Cap Growth Class P	63,067,400	34,899,113	26,659,550	10,020,462	5,285,742	86,613,167	3,732,101
Large-Cap Value Class P	80,684,866	6,603,752	23,692,927	10,105,032	(5,942,203)	67,758,520	1,831,302
Mid-Cap Equity Class P	26,820,194	35,805	2,162,496	1,131,461	(383,682)	25,441,282	706,391
Mid-Cap Growth Class P	54,482,569	9,091,299	27,928,906	12,461,312	(9,417,857)	38,688,417	1,502,833
Mid-Cap Value Class P	57,413,203	12,676	34,395,125	13,760,153	(12,029,703)	24,761,204	625,825
Small-Cap Equity Class P	26,349,270	9,942	10,772,868	2,493,309	(2,544,172)	15,535,481	450,289
Small-Cap Growth Class P	29,596,741	489,055	8,659,266	3,193,270	(1,800,014)	22,819,786	790,912
Small-Cap Index Class P	16,638,562	59,645	4,602,484	1,979,150	(1,577,324)	12,497,549	429,410
Small-Cap Value Class P	26,914,092	32,373	17,641,830	837,897	(2,027,941)	8,114,591	269,861
Value Class P	78,095,772	12,189,504	27,813,035	5,471,187	(8,001,951)	59,941,477	2,782,413
Value Advantage Class P	74,457,179	12,705,967	6,270,501	2,770,247	(3,275,841)	80,387,051	3,398,349
Emerging Markets Class P	70,681,832	1,030,969	23,155,888	6,889,780	(3,885,302)	51,561,391	2,921,783
International Growth Class P	70,239,534	38,569,130	8,737,849	(1,613,468)	1,604,107	100,061,454	12,484,646
International Large-Cap Class P	66,045,878	821,325	23,807,143	7,169,375	(1,909,151)	48,320,284	3,596,323
International Small-Cap Class P	47,804,784	339,596	28,968,742	5,642,950	(2,344,222)	22,474,366	1,397,527
International Value Class P	80,261,729	23,635,908	22,945,409	8,986,942	(691,581)	89,247,589	5,034,943
Real Estate Class P	28,568,254	1,975,815	8,138,969	1,110,316	(1,578,547)	21,936,869	715,926
Total	$1,539,546,338	$ 456,439,425	$ 588,144,833	$120,960,951	($30,915,828)	$1,497,886,053

As of September 30, 2023, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Portfolio	Ownership Percentage
ESG Diversified	33.51%
ESG Diversified Growth	84.47%